      AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION APRIL 25, 2013

                                                              FILE NO. 333-52711

                                                                       811-08584

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--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                                  ------------

                                    FORM N-4

                             REGISTRATION STATEMENT
                                     UNDER
                           THE SECURITIES ACT OF 1933

                                  ------------

PRE-EFFECTIVE AMENDMENT NO.                                                 / /
POST-EFFECTIVE AMENDMENT NO. 17                                             /X/

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 239                                                           /X/

                        HARTFORD LIFE INSURANCE COMPANY
                             SEPARATE ACCOUNT THREE

                           (Exact Name of Registrant)

                        HARTFORD LIFE INSURANCE COMPANY

                              (Name of Depositor)

                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                   (Address of Depositor's Principal Offices)

                                 (860) 843-8335

              (Depositor's Telephone Number, Including Area Code)

                                   LISA PROCH
                        HARTFORD LIFE INSURANCE COMPANY
                                 P.O. BOX 2999
                            HARTFORD, CT 06104-2999

                    (Name and Address of Agent for Service)

                                  ------------

                 APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING:
 AS SOON AS PRACTICABLE AFTER THE EFFECTIVE DATE OF THE REGISTRATION STATEMENT.

                                  ------------

It is proposed that this filing will become effective:

/ /    immediately upon filing pursuant to paragraph (b) of Rule 485
/X/    on May 1, 2013 pursuant to paragraph (b) of Rule 485
/ /    60 days after filing pursuant to paragraph (a)(1) of Rule 485
/ /    on              , pursuant to paragraph (a)(1) of Rule 485
/ / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

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
                                     PART A

SELECT DIMENSIONS ASSETMANAGER

HARTFORD LIFE AND ANNUITY INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 3/1/93)
HARTFORD LIFE INSURANCE COMPANY
SEPARATE ACCOUNT THREE (EST. 6/26/94)

P.O. BOX 5085
HARTFORD, CONNECTICUT 06102-5085

TELEPHONE:      1-800-862-6668 (CONTRACT OWNERS)
                1-800-862-4397 (ACCOUNT EXECUTIVES)

                                                             [THE HARTFORD LOGO]

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This prospectus describes information you should know before you purchase Series
I and Series IR of Select Dimensions AssetManager variable annuity. This
Contract is closed to new investors. Please read it carefully before you purchase your variable annuity.


This variable annuity prospectus describes a contract between each Owner and joint Owner ("you") and Hartford Life and Annuity Insurance Company or Hartford Life Insurance Company ("us," "we" or "our") where you agree to make at least one Premium Payment to us and we agree to make a series of Annuity Payouts at a later date. This Contract is a flexible premium, tax-deferred, variable annuity offered to both individuals and groups. It is:

X  Flexible, because you may add Premium Payments at any time.

X Tax-deferred, which means you don't pay taxes until you take money out or until we start to make Annuity Payouts.

X Variable, because the value of your Contract will fluctuate with the performance of the underlying Funds.

At the time you purchase your Contract, you allocate your Premium Payment to "Sub-Accounts." These are subdivisions of our Separate Account, an account that keeps your Contract assets separate from our company assets. The Sub-Accounts then purchase shares of mutual funds set up exclusively for variable annuity or variable life insurance products. These are not the same mutual funds that you buy through your stockbroker or through a retail mutual fund. They may have similar investment strategies and the same portfolio managers as retail mutual funds. This Contract offers you Funds with investment strategies ranging from conservative to aggressive and you may pick those Funds that meet your investment goals and risk tolerance. The Funds are part of the following Portfolio companies: Morgan Stanley Select Dimensions Investment Series, The Universal Institutional Funds, Inc. and the Van Kampen Life Investment Trust

If you decide to buy this Contract, you should keep this prospectus for your records. You can also call us at 1-800-862-6668 to get a Statement of Additional Information, free of charge. The Statement of Additional Information contains more information about this Contract and includes Financial Statements for Hartford and the Separate Account. Like this prospectus, the Statement of Additional Information is filed with the Securities and Exchange Commission ("SEC"). We have included the Table of Contents for the Statement of Additional Information at the end of this prospectus.

Although we file the prospectus and the Statement of Additional Information with the SEC, the SEC doesn't approve or disapprove these securities or determine if the information in this prospectus is truthful or complete. Anyone who represents that the SEC does these things may be guilty of a criminal offense. This prospectus and the Statement of Additional Information can also be obtained from the SEC's website (http://www.sec.gov).

This Contract IS NOT:

-   A bank deposit or obligation

-   Federally insured

-   Endorsed by any bank or governmental agency

This Contract and its features may not be available for sale in all states.

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PROSPECTUS DATED: MAY 1, 2013



STATEMENT OF ADDITIONAL INFORMATION DATED: MAY 1, 2013

2

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TABLE OF CONTENTS


                                                                         PAGE
--------------------------------------------------------------------------------
DEFINITIONS                                                                    3
FEE TABLES                                                                     5
HIGHLIGHTS                                                                     7
GENERAL CONTRACT INFORMATION                                                   8
  The Company                                                                  8
  The Separate Account                                                         8
  The Portfolios                                                               9
PERFORMANCE RELATED INFORMATION                                               12
THE CONTRACT                                                                  12
  Purchases and Contract Value                                                12
  Charges and Fees                                                            17
  The Hartford's Principal First                                              18
  Death Benefit                                                               20
  Surrenders                                                                  23
ANNUITY PAYOUTS                                                               25
OTHER PROGRAMS AVAILABLE                                                      27
OTHER INFORMATION                                                             28
  Legal Matters                                                               31
  More Information                                                            31
FEDERAL TAX CONSIDERATIONS                                                    31
TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION                      38
APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS       APP I-1
APPENDIX II -- DEATH BENEFIT -- EXAMPLES                                APP II-1
APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES             APP III-1
APPENDIX IV -- ACCUMULATION UNIT VALUES                                 APP IV-1

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DEFINITIONS

These terms are capitalized when used throughout this prospectus. Please refer to these defined terms if you have any questions as you read your prospectus.

ACCOUNT: Any of the Sub-Accounts.

ACCUMULATION UNITS: If you allocate your Premium Payment to any of the Sub-Accounts, we will convert those payments into Accumulation Units in the selected Sub-Accounts. Accumulation Units are valued at the end of each Valuation Day and are used to calculate the value of your Contract prior to Annuitization.

ACCUMULATION UNIT VALUE: The daily price of Accumulation Units on any Valuation Day.


ADMINISTRATIVE OFFICE: Our overnight mailing address is: Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, 745 West New Circle Road Building 200, 1st Floor, Lexington, KY 40511. Our standard mailing address is:
Hartford Life Insurance Company/Hartford Life and Annuity Insurance Company, PO Box 14293, Lexington, KY 40512-4293.


ANNIVERSARY VALUE: The value equal to the Contract Value as of a Contract Anniversary adjusted for subsequent Premium Payments and withdrawals.

ANNUAL MAINTENANCE FEE: An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

ANNUITANT: The person on whose life the Contract is issued. The Annuitant may not be changed after your Contract is issued.

ANNUITY CALCULATION DATE: The date we calculate the first Annuity Payout.

ANNUITY COMMENCEMENT DATE: The later of the 10th Contract Anniversary or the date the Annuitant reaches age 90, unless you elect an earlier date or we, in our sole discretion, agree to postpone to another date following our receipt of an extension request.

ANNUITY PAYOUT: The money we pay out after the Annuity Commencement Date for the duration and frequency you select.

ANNUITY PAYOUT OPTION: Any of the options available for payout after the Annuity Commencement Date or death of the Contract Owner or Annuitant.

ANNUITY UNIT: The unit of measure we use to calculate the value of your Annuity Payouts under a variable dollar amount Annuity Payout Option.

ANNUITY UNIT VALUE: The daily price of Annuity Units on any Valuation Day.

BENEFICIARY: The person(s) entitled to receive benefits pursuant to the terms of the Contract, upon the death of any Contract Owner, joint Contract Owner or Annuitant.

BENEFIT AMOUNT: The basis used to determine the maximum payout guaranteed under The Hartford's Principal First. The initial Benefit Amount is your Premium Payments if you elected the benefit upon purchase or your Contract Value on the date we add the benefit to your Contract if you elect the benefit at a later date. The Benefit Amount is referred to as the Guaranteed Remaining Balance in your Contract.

BENEFIT PAYMENT: The maximum guaranteed payment that can be made each Contract Year under The Hartford's Principal First. The initial Benefit Payment is equal to 7% of your Premium Payments if you elect the benefit upon purchase or 7% of your Contract Value on the date we add the benefit to your Contract. The Benefit Payment can never exceed the Benefit Amount. The Benefit Payment is called Guaranteed Annual Withdrawal Benefit in your Contract.

CHARITABLE REMAINDER TRUST: An irrevocable trust, where an individual donor makes a gift to the trust, and in return receives an income tax deduction. In addition, the individual donor has the right to receive a percentage of the trust earnings for a specified period of time.

CODE: The Internal Revenue Code of 1986, as amended.

COMMUTED VALUE: The present value of any remaining guaranteed Annuity Payouts. This amount is calculated using the Assumed Investment Return for variable dollar amount Annuity Payouts and a rate of return determined by us for fixed dollar amount Annuity Payouts.

CONTINGENT ANNUITANT: The person you may designate to become the Annuitant if the original Annuitant dies before the Annuity Commencement Date. You must name a Contingent Annuitant before the original Annuitant's death.

CONTRACT: The individual Annuity Contract and any endorsements or riders. Group participants and some individuals may receive a certificate rather than a Contract.

CONTRACT ANNIVERSARY: The anniversary of the date we issued your Contract. If the Contract Anniversary falls on a Non-Valuation Day, then the Contract Anniversary will be the next Valuation Day.

CONTRACT OWNER, OWNER OR YOU: The owner or holder of the Contract described in this prospectus including any joint Owner(s). We do not capitalize "you" in the prospectus.

CONTRACT VALUE: The total value of the Accounts on any Valuation Day.

CONTRACT YEAR: Any 12 month period between Contract Anniversaries, beginning with the date the Contract was issued.

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4

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DEATH BENEFIT: The amount payable if the Contract Owner, Joint Contract Owner or the Annuitant dies before the Annuity Commencement Date.

DOLLAR COST AVERAGING: A program that allows you to systematically make transfers between Accounts available in your Contract.

GENERAL ACCOUNT: This account holds our company assets, including any assets not allocated to a Separate Account. The assets in the General Account are available to the creditors of Hartford.

JOINT ANNUITANT: The person on whose life Annuity Payouts are based if the Annuitant dies after Annuitization. You may name a Joint Annuitant only if your Annuity Payout Option provides for a survivor. The Joint Annuitant may not be changed.

MAXIMUM ANNIVERSARY VALUE: This is the highest Anniversary Value, adjusted for subsequent Premium Payments and withdrawals, prior to the deceased's 81st birthday or the date of death, if earlier.

NET INVESTMENT FACTOR: This is used to measure the investment performance of a Sub-Account from one Valuation Day to the next, and is also used to calculate your Annuity Payout amount.

NON-VALUATION DAY: Any day the New York Stock Exchange is not open for trading.

PAYEE: The person or party you designate to receive Annuity Payouts.

PREMIUM PAYMENT: Money sent to us to be invested in your Contract.

PREMIUM TAX: A tax charged by a state or municipality on Premium Payments.

QUALIFIED CONTRACT: A Contract that is defined as a tax-qualified retirement plan in the Code.

REQUIRED MINIMUM DISTRIBUTION: A federal requirement that an individual age 70 1/2 and older must take a distribution from their tax-qualified retirement account by December 31, each year. For employer sponsored qualified Contracts, the individual must begin taking distributions at the age of 70 1/2 or upon retirement, whichever comes later.

SUB-ACCOUNT VALUE: The value on or before the Annuity Calculation Date, which is determined on any day by multiplying the number of Accumulation Units by the Accumulation Unit Value for that Sub-Account.

SURRENDER: A complete or partial withdrawal from your Contract.

SURRENDER VALUE: The amount we pay you if you terminate your Contract before the Annuity Commencement Date. The Surrender Value is equal to the Contract Value minus any applicable charges.

THE HARTFORD'S PRINCIPAL FIRST: An option that can be added at an additional charge where, if elected you make take withdrawals during the life of the Contract Owner that are guaranteed to equal your total Premium Payments as long as certain conditions are met. The guaranteed amount will be different if you elect this benefit after you purchase your Contract. This benefit is called the Guaranteed Income Benefit in your Contract.

VALUATION DAY: Every day the New York Stock Exchange is open for trading. Values of the Separate Account are determined as of the close of the New York Stock Exchange, generally 4:00 p.m. Eastern Time.

VALUATION PERIOD: The time span between the close of trading on the New York Stock Exchange from one Valuation Day to the next.

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                                   FEE TABLES

THE FOLLOWING TABLES DESCRIBE THE FEES AND EXPENSES THAT YOU WILL PAY WHEN BUYING, OWNING, AND SURRENDERING THE CONTRACT.

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU PURCHASE THE CONTRACT OR SURRENDER THE CONTRACT. CHARGES FOR STATE PREMIUM TAXES MAY ALSO BE DEDUCTED WHEN YOU PURCHASE THE CONTRACT, UPON SURRENDER OR WHEN WE START TO MAKE ANNUITY PAYOUTS.

                                                                                                 CONTRACT          CONTRACT
                                                                                                YEARS 1-7          YEARS 8+
-------------------------------------------------------------------------------------------------------------------------------
CONTRACT OWNER TRANSACTION EXPENSES
Sales Charge Imposed on Purchases (as a percentage of Premium Payments)                             None              None
Contingent Deferred Sales Charge (as a percentage of Premium Payments)                              None              None

CONTRACT OWNER PERIODIC EXPENSES

THIS TABLE DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY PERIODICALLY AND ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING FEES AND EXPENSES OF THE UNDERLYING FUNDS.

ANNUAL MAINTENANCE FEE (1)                                                                               $30        $30
SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average daily Sub-Account Value)
  Mortality and Expense Risk Charge                                                                       1.50%      1.25%
  Administrative Charge                                                                                   0.15%      0.15%
  Total Separate Account Annual Expenses                                                                  1.65%      1.40%
OPTIONAL CHARGES (as a percentage of average daily Sub-Account Value)
  The Hartford's Principal First Charge (2)                                                               0.75%      0.75%
  Optional Death Benefit Charge                                                                           0.15%      0.15%
  Earnings Protection Benefit Charge                                                                      0.20%      0.20%
  Total Separate Account Annual Expenses with all optional charges                                        2.75%      2.50%

(1) An annual $30 charge deducted on a Contract Anniversary or upon full Surrender if the Contract Value at either of those times is less than $50,000. It is deducted proportionately from the Accounts in which you are invested at the time of the charge.

(2) While the maximum charge for The Hartford's Principal First is 0.75%, the current charge for this benefit is 0.50%. This charge may increase on or after the 5th anniversary of election. See "The Contract" section for additional information.

THIS TABLE SHOWS THE MINIMUM AND MAXIMUM TOTAL FUND OPERATING EXPENSES CHARGED BY THE UNDERLYING FUNDS THAT YOU MAY PAY ON A DAILY BASIS DURING THE TIME THAT YOU OWN THE CONTRACT. MORE DETAIL CONCERNING EACH UNDERLYING FUND'S FEES AND EXPENSES IS CONTAINED IN THE PROSPECTUS FOR EACH FUND.


                                                                       MINIMUM          MAXIMUM
-----------------------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES                                 0.59%            1.65%
(these are expenses that are deducted from Fund assets,
including management fees, Rule 12b-1 distribution
and/or service fees, and other expenses)

6

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EXAMPLE

THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE CONTRACT WITH THE COST OF INVESTING IN OTHER VARIABLE ANNUITY CONTRACTS. THE EXAMPLE REFLECTS A DEDUCTION FOR THE ANNUAL MAINTENANCE FEE, MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES INCLUDING ALL OPTIONAL CHARGES, AND THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES OF THE UNDERLYING FUNDS. THE EXAMPLE DOES NOT REFLECT THE DEDUCTION OF ANY APPLICABLE PREMIUM TAXES, INCOME TAXES OR TAX PENALTIES YOU MAY BE REQUIRED TO PAY IF YOU SURRENDER YOUR CONTRACT. IF YOU DO NOT SELECT ALL OF THE OPTIONAL BENEFITS, YOUR EXPENSES WOULD BE LOWER THAN THOSE SHOWN IN THE EXAMPLE.

THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES AND ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. IN THE FOLLOWING EXAMPLE TABLE, HARTFORD ASSUMES A CONTRACT VALUE OF $40,000 TO ILLUSTRATE THE CHARGES THAT WOULD BE DEDUCTED. OUR AVERAGE CONTRACT VALUE IS $80,000, BUT WE USE A SMALLER CONTRACT VALUE SO THAT WE CAN SHOW YOU THE HIGHEST POSSIBLE DEDUCTIONS. THE EXAMPLE ASSUMES THE ANNUAL MAINTENANCE FEE WILL ALWAYS BE DEDUCTED IF THE CONTRACT IS SURRENDERED. IF YOUR CONTRACT VALUE IS $50,000 OR MORE, HARTFORD WAIVES THE ANNUAL MAINTENANCE FEE, SO THE EXAMPLE SHOWS CHARGES THAT ARE HIGHER THAN YOU WOULD HAVE TO PAY. WE CHANGE THE ANNUAL MAINTENANCE FEE FOR A $40,000 CONTRACT VALUE INTO A PERCENTAGE TO MORE EASILY CALCULATE THE CHARGES. THE PERCENTAGE WE USE IS 0.075%.

THE EXAMPLE ASSUMES THAT YOU INVEST $10,000 IN THE CONTRACT FOR THE TIME PERIODS INDICATED. THE EXAMPLE ALSO ASSUMES THAT YOUR INVESTMENT HAS A 5% RETURN EACH YEAR AND ASSUMES THE HIGHEST TOTAL ANNUAL FUND OPERATING EXPENSES. ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, BASED ON THESE ASSUMPTIONS, YOUR COSTS WOULD BE:


(1)  If you Surrender your Contract at the end of the applicable time period:



1 year                                                                      $481
3 years                                                                   $1,444
5 years                                                                   $2,412
10 years                                                                  $4,846



(2)  If you annuitize at the end of the applicable time period:



1 year                                                                      $374
3 years                                                                   $1,337
5 years                                                                   $2,304
10 years                                                                  $4,738



(3)  If you do not Surrender your Contract:



1 year                                                                      $481
3 years                                                                   $1,444
5 years                                                                   $2,412
10 years                                                                  $4,846


CONDENSED FINANCIAL INFORMATION

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When Premium Payments are credited to your Sub-Accounts, they are converted into
Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. For more information on how Accumulation Unit Values are calculated see "How is the value of my Contract calculated before the Annuity Commencement Date?". Please refer to Appendix IV for information regarding the minimum and maximum class of Accumulation Unit Values. All classes of Accumulation Unit Values may be obtained, free of charge, by calling us at 1-800-862-6668.


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HIGHLIGHTS

HOW DO I PURCHASE THIS CONTRACT?


This Contract is closed to new investors. You must complete our application or order request and submit it to us for approval with your first Premium Payment. Your first Premium Payment must be at least $10,000 and subsequent Premium Payments must be at least $500, unless you take advantage of our Automatic Additions Program or are part of certain retirement plans.


- For a limited time, usually within ten days after you receive your Contract, you may cancel your Contract. You may bear the investment risk for your Premium Payment prior to our receipt of your request for cancellation.

WHAT TYPE OF SALES CHARGE WILL I PAY?

You don't pay a sales charge when you purchase your Contract.

IS THERE AN ANNUAL MAINTENANCE FEE?

We deduct this $30 fee each year on your Contract Anniversary or when you fully Surrender your Contract, if, on either of those dates, the value of your Contract is less than $50,000.

WHAT CHARGES WILL I PAY ON AN ANNUAL BASIS?

In addition to the Annual Maintenance Fee, you pay the following charges each year:

- MORTALITY AND EXPENSE RISK CHARGE -- During Contract Years 1-7, a mortality and expense risk charge is deducted daily and is equal to an annual charge of 1.50% of your Contract Value invested in the Funds. In Contract Year 8 or at the Annuity Commencement Date, whichever comes sooner, the mortality and expense risk charge drops to 1.25% of your Contract Value invested in the Sub-Accounts.

- ADMINISTRATIVE CHARGE -- This charge is for administration. It is deducted daily and is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- ANNUAL FUND OPERATING EXPENSES -- These are charges for the underlying Funds. See the Funds' prospectuses for more complete information.

- THE HARTFORD'S PRINCIPAL FIRST CHARGE -- The Hartford's Principal First is an option that can be elected at an additional charge. If you elect The Hartford's Principal First, we will deduct an additional charge on a daily basis that is based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

- OPTIONAL DEATH BENEFIT CHARGE -- If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts.

- EARNINGS PROTECTION BENEFIT CHARGE -- If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts.

Charges and fees may have a significant impact on Contract Values and the investment performance of Sub-Accounts (particularly in Contracts with lower Contract Value).

CAN I TAKE OUT ANY OF MY MONEY?

You may Surrender all or part of the amounts you have invested at any time before we start making Annuity Payouts. Once Annuity Payouts begin, you may take full or partial Surrenders under the Payments for a Period Certain, Life Annuity with Payments for a Period Certain or the Joint and Last Survivor Life Annuity with Payments for a Period Certain Annuity Options, but only if you selected the variable dollar amount Annuity Payouts.

- You may have to pay income tax on the money you take out and, if you Surrender before you are age 59 1/2, you may have to pay a federal income tax penalty.

WILL HARTFORD PAY A DEATH BENEFIT?

There is a Death Benefit if the Contract Owner, joint Contract Owner or the Annuitant, die before we begin to make Annuity Payouts. The Death Benefit amount will remain invested in the Sub-Accounts according to your last instructions and will fluctuate with the performance of the underlying Funds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Contract Value of your Contract, or

-   Your Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

8

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-   Your Anniversary Value is reduced by the dollar amount of any partial
    Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- If you elect the Optional Death Benefit at an additional charge, the Death Benefit will be the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders;
-     The Contract Value of your Contract;
-     Your Maximum Anniversary Value; or
- Your Interest Accumulation Value from the date your Optional Death Benefit is added to your Contract.

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. For Contracts issued in Washington or New York, the Optional Death Benefit is not available. Once you elect the Optional Death Benefit, you cannot cancel it.

EARNINGS PROTECTION BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. The Earnings Protection Benefit will not be available if you or your Annuitant is age 76 or older on the date the Earnings Protection Benefit is added to your Contract. Once you elect the Earnings Protection Benefit, you cannot cancel it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the death benefit calculation is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders, or

-   The Maximum Anniversary Value, or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

If you or your Annuitant are age 70 through 75 on the date the Earnings Protection Benefit is added to your Contract, the percentage of Contract gain added to your Contract Value is reduced to 25%.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

WHAT ANNUITY PAYOUT OPTIONS ARE AVAILABLE?

When it comes time for us to make payouts, you may choose one of the following Annuity Payout Options: Life Annuity, Life Annuity with a Cash Refund, Life Annuity with Payments for a Period Certain, Joint and Last Survivor Life Annuity, Joint and Last Survivor Life Annuity with Payments for Period Certain and Payments for a Period Certain. We may make other Annuity Payout Options available at any time.

You must begin to take payments before the Annuitant's 90th birthday or the end of the 10th Contract Year, whichever comes later, unless you elect a later date to begin receiving payments subject to the laws and regulations then in effect and our approval. If you do not tell us what Annuity Payout Option you want before that time, we will make Automatic Annuity Payouts under the Life Annuity with Payments for a Period Certain Payout Option with a ten-year period certain payment option. Automatic Annuity Payouts will be based on the investment allocation of your Contract in effect on the Annuity Commencement Date.

GENERAL CONTRACT INFORMATION

THE COMPANY

We are a stock life insurance company engaged in the business of writing life insurance and individual and group annuities. Hartford Life Insurance Company is authorized to do business in all states of the United States and the District of Columbia. Hartford Life and Annuity Insurance Company is authorized to do business in all states of the United States except New York and the District of Columbia and Puerto Rico. Hartford Life and Annuity Insurance Company was originally incorporated under the laws of Wisconsin on January 9, 1956, and subsequently redomiciled to Connecticut. Hartford Life Insurance Company was originally incorporated under the laws of Massachusetts on June 5, 1902, and subsequently redomiciled to Connecticut. Our offices are located in Simsbury, Connecticut. Not all Contracts are available from each issuing company. Neither company cross guarantees the obligations of the other. We are ultimately controlled by The Hartford Financial Services Group, Inc., one of the largest financial service providers in the United States.

THE SEPARATE ACCOUNT

The Separate Account is where we set aside and invest the assets of some of our annuity contracts, including this Contract. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. This registration does not involve supervision by the SEC of the management or the investment practices of the Separate Account or Hartford. The Separate Account meets the definition of "Separate Account" under federal securities law. This Separate Account holds only assets for variable annuity contracts. The Separate
Account:

- Holds assets for your benefit and the benefit of other Contract Owners, and the persons entitled to the payouts described in the Contract.

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-   Is not subject to the liabilities arising out of any other business Hartford may conduct. However, all obligations under the Contract are general corporate obligations of Hartford.

- Is not affected by the rate of return of Hartford's General Account or by the investment performance of any of Hartford's other Separate Accounts.

- May be subject to liabilities from a Sub-Account of the Separate Account that holds assets of other variable annuity contracts offered by the Separate Account, which are not described in this prospectus.

- Is credited with income and gains, and takes losses, whether or not realized, from the assets it holds without regard to other income, gains or losses of Hartford.

We do not guarantee the investment results of the Separate Account. There is no assurance that the value of your Contract will equal the total of the payments you make to us.

In a low interest rate environment, yields for Money Market Sub-Accounts, after deduction of the Mortality and Expense Risk Charge, Administrative Expense Charge and Charges for Optional Benefits (if applicable), may be negative even though the underlying Fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a Money Market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a Money Market Sub-Account under the applicable asset allocation model, that portion of your Contract Value may decrease in value.

THE PORTFOLIOS


FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
AIM VARIABLE INSURANCE FUNDS
 Invesco V.I. American Value Fund --     Above-average total return over a market     Invesco Advisers, Inc.
  Series I (1)                           cycle of three to five years by investing
                                         in common stocks and other equity
                                         securities
 Invesco V.I. Diversified Dividend Fund  Provide reasonable current income and        Invesco Advisers, Inc.
  -- Series I                            long-term growth of income and capital
 Invesco V.I. Equally-Weighted S&P 500   Seeks to achieve a high level of total       Invesco Advisers, Inc.
  Fund -- Series I (2)                   return on its assets through a combination
                                         of capital appreciation and current income
 Invesco V.I. Equity and Income Fund --  Capital appreciation and current income      Invesco Advisers, Inc.
  Series I (3)
 Invesco V.I. Growth and Income Fund --  Seeks to provide long-term growth of         Invesco Advisers, Inc.
  Series I (4)                           capital and income primarily through
                                         investments in common stocks
 Invesco V.I. High Yield -- Series I     Total return, comprised of current income    Invesco Advisers, Inc.
                                         and capital appreciation
MORGAN STANLEY SELECT DIMENSIONS
INVESTMENT SERIES
 Morgan Stanley -- Flexible Income       Seeks, as a primary objective, to provide a  Morgan Stanley Investment Management Inc.
  Portfolio -- Class X                   high level of current income and, as a
                                         secondary objective, to maximize total
                                         return, but only to the extent consistent
                                         with its primary objective
 Morgan Stanley -- Focus Growth          Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio -- Class X
 Morgan Stanley -- Global                Seeks both capital appreciation and current  Morgan Stanley Investment Management Inc.
  Infrastructure Portfolio -- Class X+   income                                       Sub-advised by Morgan Stanley Investment
                                                                                      Management Limited and Morgan Stanley
                                                                                      Investment Management Company
 Morgan Stanley -- Growth Portfolio --   Seeks long-term growth of capital            Morgan Stanley Investment Management Inc.
  Class X (5)
 Morgan Stanley -- Mid Cap Growth        Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio -- Class X


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10

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
FUNDING OPTION                                  INVESTMENT OBJECTIVE SUMMARY                INVESTMENT ADVISER/SUB-ADVISER
---------------------------------------------------------------------------------------------------------------------------------
 Morgan Stanley -- Money Market          Seeks high current income, preservation of   Morgan Stanley Investment Management Inc.
  Portfolio -- Class X*                  capital and liquidity
 Morgan Stanley -- Multi Cap Growth      Seeks long-term capital growth               Morgan Stanley Investment Management Inc.
  Portfolio -- Class X (6)
THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
 UIF Core Plus Fixed Income Portfolio    Seeks above-average total return over a      Morgan Stanley Investment Management Inc.
  -- Class I                             market cycle of three to five years by
                                         investing primarily in a diversified
                                         portfolio of fixed income securities
 UIF Emerging Markets Debt Portfolio --  Seeks high total return by investing         Morgan Stanley Investment Management Inc.
  Class I                                primarily in fixed income securities of
                                         government and government-related issuers
                                         and, to a lesser extent, of corporate
                                         issuers in emerging market countries
 UIF Emerging Markets Equity Portfolio   Seeks long-term capital appreciation by      Morgan Stanley Investment Management Inc.
  -- Class I                             investing primarily in growth-oriented       Sub-advised by Morgan Stanley Investment
                                         equity securities of issuers in emerging     Management Company and Morgan Stanley
                                         market countries                             Investment Management Limited



+      Closed to new and subsequent Premium Payments and transfers of Contract
       Value.




* In a low interest rate environment, yields for money market funds, after deduction of Contract charges may be negative even though the fund's yield, before deducting for such charges, is positive. If you allocate a portion of your Contract Value to a money market Sub-Account or participate in an Asset Allocation Program where Contract Value is allocated to a money market Sub-Account, that portion of your Contract Value may decrease in value.




NOTES



(1)  Formerly Invesco Van Kampen V.I. American Value Fund -- Series I



(2) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund -- Series I



(3)  Formerly Invesco Van Kampen V.I. Equity and Income Fund -- Series I



(4)  Formerly Invesco Van Kampen V.I. Growth and Income Fund -- Series I



(5)  Formerly Morgan Stanley -- Capital Growth Portfolio -- Class X



(6)  Formerly Morgan Stanley -- Capital Opportunities Portfolio -- Class X


We do not guarantee the investment results of any of the underlying Funds. Since each underlying Fund has different investment objectives, each is subject to different risks. These risks and the Funds' expenses are more fully described in the Funds' prospectus, and the Funds' Statement of Additional Information which may be ordered from us. The Funds' prospectus should be read in conjunction with this prospectus before investing.

The Funds may not be available in all states.

MIXED AND SHARED FUNDING -- Shares of the Funds may be sold to our other separate accounts and our insurance company affiliates or other unaffiliated insurance companies to serve as the underlying investment for both variable annuity contracts and variable life insurance policies, a practice known as "mixed and shared funding." As a result, there is a possibility that a material conflict may arise between the interests of Contract Owners, and of owners of other contracts whose contract values are allocated to one or more of these other separate accounts investing in any one of the Funds. In the event of any such material conflicts, we will consider what action may be appropriate, including removing the Fund from the Separate Account or replacing the Fund with another underlying fund. There are certain risks associated with mixed and shared funding. These risks are disclosed in the Funds' prospectus.

VOTING RIGHTS -- We are the legal owners of all Fund shares held in the Separate Account and we have the right to vote at the Fund's shareholder meetings. To the extent required by federal securities laws or regulations, we will:

- Notify you of any Fund shareholders' meeting if the shares held for your Contract may be voted.

- Send proxy materials and a form of instructions that you can use to tell us how to vote the Fund shares held for your Contract.

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-   Arrange for the handling and tallying of proxies received from Contract
    Owners.

- Vote all Fund shares attributable to your Contract according to instructions received from you, and

- Vote all Fund shares for which no voting instructions are received in the same proportion as shares for which instructions have been received.

If any federal securities laws or regulations, or their present interpretation, change to permit us to vote Fund shares on our own, we may decide to do so. You may attend any shareholder meeting at which shares held for your Contract may be voted. After we begin to make Annuity Payouts to you, the number of votes you have will decrease.

SUBSTITUTIONS, ADDITIONS, OR DELETIONS OF FUNDS -- We reserve the right, subject to any applicable law, to make certain changes to the Funds offered under your Contract. We may, in our sole discretion, establish new Funds. New Funds will be made available to existing Contract Owners as we determine appropriate. We may also close one or more Funds to additional Premium Payments or transfers from existing Sub-Accounts. Unless otherwise directed, investment instructions will be automatically updated to reflect the Fund surviving after any merger, substitution or liquidation.

We may eliminate the shares of any of the Funds from the Contract for any reason and we may substitute shares of another registered investment company for the shares of any Fund already purchased or to be purchased in the future by the Separate Account. To the extent required by the Investment Company Act of 1940 (the "1940 Act"), substitutions of shares attributable to your interest in a Fund will not be made until we have the approval of the Commission and we have notified you of the change.

In the event of any substitution or change, we may, by appropriate endorsement, make any changes in the Contract necessary or appropriate to reflect the substitution or change. If we decide that it is in the best interest of the Contract Owners, the Separate Account may be operated as a management company under the 1940 Act or any other form permitted by law, may be de-registered under the 1940 Act in the event such registration is no longer required, or may be combined with one or more other Separate Accounts.

FEES WE RECEIVE FROM FUNDS AND RELATED PARTIES -- We receive substantial and varying administrative service payments and Rule 12b-1 fees from certain Funds or related parties. These types of payments and fees are sometimes referred to as "revenue sharing" payments. We consider these payments and fees among a number of factors when deciding to add or keep a fund on the menu of Funds that we offer through the Contract. We collect these payments and fees under agreements between us and a Fund's principal underwriter, transfer agent, investment adviser and/or other entities related to the Fund. We expect to make a profit on these fees.

The availability of these types of arrangements creates an incentive for us to seek and offer Funds (and classes of shares of such Funds) that pay us revenue sharing. Other funds (or available classes of shares) may have lower fees and better overall investment performance.


As of December 31, 2012, we have entered into arrangements to receive administrative service payments and/or Rule 12b-1 fees from each of the following Fund complexes (or affiliated entities): AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc.,
H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).


We are affiliated with Hartford Series Fund, Inc. and Hartford HLS Series Fund II, Inc. (collectively, the "HLS Funds") based on our affiliation with their investment advisers HL Investment Advisors, LLC and Hartford Investment Management Company. In addition to investment advisory fees, we, or our other insurance company affiliates, receive fees to, among other things, provide administrative, processing, accounting and shareholder services for the HLS Funds.

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Not all Fund complexes pay the same amounts of revenue sharing payments and/or
Rule 12b-1 fees. Therefore, the amount or fees we collect may be greater or smaller based on the Funds you select. Revenue sharing and Rule 12b-1 fees do not exceed 0.40% and 0.25%, respectively, in 2012, and are not expected to exceed 0.50% and 0.35%, respectively, of the annual percentage of the average daily net assets (for instance, assuming that you invested in a Fund that paid us the maximum fees and you maintained a hypothetical average balance of $10,000, we would collect $75 from that Fund). We will endeavor to update this listing annually and interim arrangements may not be reflected. For the fiscal year ended December 31, 2012, revenue sharing and Rule 12b-1 fees did not exceed $106.8 million. These fees do not take into consideration indirect benefits received by offering HLS Funds as investment options.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Separate Account's past performance only and is no indication of future performance.

When a Sub-Account advertises its standardized total return, it will usually be calculated since the date of the Sub-Account's inception for one year, five years, and ten years or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant period to the value of the investment at the end of the period. Total return calculations reflect a deduction for Total Annual Fund Operating Expenses, Separate Account Annual Expenses without any optional charge deductions, and the Annual Maintenance Fee.

The Separate Account may also advertise non-standardized total returns that pre-date the inception of the Separate Account. These non-standardized total returns are calculated by assuming that the Sub-Accounts have been in existence for the same periods as the underlying Funds and by taking deductions for charges equal to those currently assessed against the Sub-Accounts. Non-standardized total return calculations reflect a deduction for Total Annual Fund Operating Expenses and Separate Account Annual Expenses without any optional charge deductions, and do not include deduction for the Annual Maintenance Fee. This means the non-standardized total return for a Sub-Account is higher than the standardized total return for a Sub-Account. These non-standardized returns must be accompanied by standardized returns.

If applicable, the Sub-Accounts may advertise yield in addition to total return. This yield is based on the 30-day SEC yield of the underlying Fund less the recurring charges at the Separate Account level.

A money market Sub-Account may advertise yield and effective yield. The yield of a Sub-Account is based upon the income earned by the Sub-Account over a seven-day period and then annualized, i.e. the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is compounded in the course of a 52-week period. Yield and effective yield include the recurring charges at the Separate Account level.

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as systematic investing, Dollar Cost Averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contract and the characteristics of and market for such alternatives.

THE CONTRACT

PURCHASES AND CONTRACT VALUE

WHAT TYPES OF CONTRACTS ARE AVAILABLE?

The Contract is an individual or group tax-deferred variable annuity contract. It is designed for retirement planning purposes and may be purchased by any individual, group or trust, including:

- Any trustee or custodian for a retirement plan qualified under Sections 401(a) or 403(a) of the Code;

- Annuity purchase plans adopted by public school systems and certain tax-exempt organizations according to Section 403(b) of the Code;

-   Individual Retirement Annuities adopted according to Section 408 of the
    Code;

- Employee pension plans established for employees by a state, a political subdivision of a state, or an agency of either a state or a political subdivision of a state, and

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                                                                          13

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-   Certain eligible deferred compensation plans as defined in Section 457 of the Code.

The examples above represent qualified Contracts, as defined by the Code. In addition, individuals and trusts can also purchase Contracts that are not part of a tax qualified retirement plan. These are known as non-qualified Contracts.

If you are purchasing the Contract for use in an IRA or other qualified retirement plan, you should consider other features of the Contract besides tax deferral, since any investment vehicle used within an IRA or other qualified plan receives tax-deferred treatment under the Code.

This prospectus describes two versions of the Contract. Series I of the Contract was issued before May 1, 2002. Series IR of the Contract is issued on or after May 1, 2002, or the date your state approved Series IR for sale, if later.

HOW DO I PURCHASE A CONTRACT?

You may purchase a Contract through a Financial Intermediary. A Registered Representative will work with you to complete and submit an application or an order request form. Part of this process will include an assessment whether this variable annuity may be suitable for you. Prior to recommending the purchase or exchange of a deferred variable annuity, your Registered Representative shall make reasonable efforts to obtain certain information about you and your investment needs. This recommendation will be independently reviewed by a principal within your Financial Intermediary before an application or order will be sent to us. Your Premium Payment will not be invested in any Fund during this period.

To help the government fight the funding of terrorism and money laundering activities, Federal law requires all financial institutions to obtain, verify, and record information that identifies each person who opens an account. When you open an account, your Financial Intermediary will ask for your name, address, date of birth and other information that will allow us to identify you. They may also ask to see your driver's license or other identifying documents.

The minimum initial Premium Payment required to buy this Contract varies based on the type of purchaser, variable annuity variation chosen and whether you enroll in a systematic investment program such as the InvestEase(R) Program. Financial Intermediaries may impose other requirements regarding the form of payment they will accept. Premium Payments not actually received by us within the time period provided below will result in the rejection of your application or order request.

Premium Payments sent to us must be made in U.S. dollars and checks must be drawn on U.S. banks. We do not accept cash, third party checks or double endorsed checks. We reserve the right to limit the number of checks processed at one time. If your check does not clear, your purchase will be cancelled and you could be liable for any losses or fees incurred.

Premium Payments may not exceed $1 million without our prior approval. We reserve the right to impose special conditions on anyone who seeks our approval to exceed this limit.

You and your Annuitant must not be older than age 85 on the date that your Contract is issued. You must be of minimum legal age in the state where the Contract is being purchased or a guardian must act on your behalf. Optional riders are subject to additional maximum issue age restrictions.

You and your Annuitant must not be older than age 90 on the date that your Contract is issued. If your Contract is issued in New York, you and your Annuitant must not be older than age 85 on the date your Contract is issued. You must be of legal age in the state where the Contract is being purchased or a guardian must act on your behalf.

HOW ARE PREMIUM PAYMENTS APPLIED TO MY CONTRACT?

Your initial Premium Payment will be invested within two Valuation Days of our receipt of a properly completed application or an order request and the Premium Payment. If we receive your subsequent Premium Payment before the close of the New York Stock Exchange, it will be invested on the same Valuation Day. If we receive your Premium Payment after the close of the New York Stock Exchange, it will be invested on the next Valuation Day. If we receive your subsequent Premium Payment on a Non-Valuation Day, the amount will be invested on the next Valuation Day. Unless we receive new instructions, we will invest the Premium Payment based on your last allocation instructions on record. We will send you a confirmation when we invest your Premium Payment.

If the request or other information accompanying the initial Premium Payment is incomplete when received, we will hold the money in a non-interest bearing account for up to five Valuation Days while we try to obtain complete information. If we cannot obtain the information within five Valuation Days, we will either return the Premium Payment and explain why the Premium Payment could not be processed or keep the Premium Payment if you authorize us to keep it until you provide the necessary information.

CAN I CANCEL MY CONTRACT AFTER I PURCHASE IT?

If, for any reason, you are not satisfied with your Contract, simply return it within ten days after you receive it with a written request for cancellation that indicates your tax-withholding instructions. In some states, you may be allowed more time to cancel your Contract. We may require additional information, including a signature guarantee, before we can cancel your Contract.

Unless otherwise required by state law, we will pay you your Contract Value as of the Valuation Date we receive your request to cancel and will refund any sales or contract charges incurred during the period you owned the Contract. The Contract Value may be more or less than your Premium Payments depending upon the investment performance of your Account. This means that you bear the risk of any decline in your Contract Value until we receive your notice of cancellation. In certain states, however, we are required to return your Premium Payment without deduction for any fees or charges.

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HOW IS THE VALUE OF MY CONTRACT CALCULATED BEFORE THE ANNUITY COMMENCEMENT DATE?

The Contract Value is the sum of all Accounts. There are two things that affect your Sub-Account value: (1) the number of Accumulation Units and (2) the Accumulation Unit Value. The Sub-Account value is determined by multiplying the number of Accumulation Units by the Accumulation Unit Value. On any Valuation Day your Contract Value reflects the investment performance of the Sub-Accounts and will fluctuate with the performance of the underlying Funds.

When Premium Payments are credited to your Sub-Accounts, they are converted into Accumulation Units by dividing the amount of your Premium Payments, minus any Premium Taxes, by the Accumulation Unit Value for that day. The more Premium Payments you make to your Contract, the more Accumulation Units you will own. You decrease the number of Accumulation Units you have by requesting Surrenders, transferring money out of a Sub-Account, settling a Death Benefit claim or by annuitizing your Contract.

To determine the current Accumulation Unit Value, we take the prior Valuation Day's Accumulation Unit Value and multiply it by the Net Investment Factor for the current Valuation Day.

The Net Investment Factor is used to measure the investment performance of a Sub-Account from one Valuation Day to the next. The Net Investment Factor for each Sub-Account equals:

- The net asset value per share plus applicable distributions per share of each Fund at the end of the current Valuation Day; divided by

- The net asset value per share of each Fund at the end of the prior Valuation Day; multiplied by

- Contract charges including the daily expense factor for the mortality and expense risk charge and any other periodic expenses, including charges for optional benefits, adjusted for the number of days in the period.

We will send you a statement at least annually, which tells you how many Accumulation Units you have, their value and your total Contract Value.

CAN I TRANSFER FROM ONE SUB-ACCOUNT TO ANOTHER?

You may make transfers between the Sub-Accounts offered in this Contract according to our policies and procedures as amended from time to time.

WHAT IS A SUB-ACCOUNT TRANSFER?

A Sub-Account transfer is a transaction requested by you that involves reallocating part or all of your Contract Value among the Funds available in your Contract. Your transfer request will be processed as of the end of the Valuation Day that it received is in good order. Otherwise, your request will be processed on the following Valuation Day. We will send you a confirmation when we process your transfer. You are responsible for verifying transfer confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

WHAT HAPPENS WHEN I REQUEST A SUB-ACCOUNT TRANSFER?

Many Contract Owners request Sub-Account transfers. Some request transfers into (purchases) a particular Sub-Account, and others request transfers out of (redemptions) a particular Sub-Account. In addition, some Contract Owners allocate new Premium Payments to Sub-Accounts, and others request Surrenders. We combine all the daily requests to transfer out of a Sub-Account along with all Surrenders from that Sub-Account and determine how many shares of that Fund we would need to sell to satisfy all Contract Owners' "transfer-out" requests. At the same time, we also combine all the daily requests to transfer into a particular Sub-Account or new Premium Payments allocated to that Sub-Account and determine how many shares of that Fund we would need to buy to satisfy all Contract Owners' "transfer-in" requests.

In addition, many of the Funds that are available as investment options in our variable annuity products are also available as investment options in variable life insurance policies, retirement plans, funding agreements and other products offered by us or our affiliates. Each day, investors and participants in these other products engage in similar transfer transactions.

We take advantage of our size and available technology to combine sales of a particular Fund for many of the variable annuities, variable life insurance policies, retirement plans, funding agreements or other products offered by us or our affiliates. We also combine many of the purchases of that particular Fund for many of the products we offer. We then "net" these trades by offsetting purchases against redemptions. Netting trades has no impact on the net asset value of the Fund shares that you purchase or sell. This means that we sometimes reallocate shares of a Fund rather than buy new shares or sell shares of the Fund.

For example, if we combine all transfer-out (redemption) requests and Surrenders of a stock Fund Sub-Account with all other sales of that Fund from all our other products, we may have to sell $1 million dollars of that Fund on any particular day. However, if other Contract Owners and the owners of other products offered by us, want to transfer-in (purchase) an amount equal to $300,000 of that same Fund, then we would send a sell order to the Fund for $700,000 (a $1 million sell order minus the purchase order of $300,000) rather than making two or more transactions.

WHAT RESTRICTIONS ARE THERE ON MY ABILITY TO MAKE A SUB-ACCOUNT TRANSFER?

FIRST, YOU MAY MAKE ONLY ONE SUB-ACCOUNT TRANSFER REQUEST EACH DAY. We limit each Contract Owner to one Sub-Account transfer request each Valuation Day. We count all Sub-Account transfer activity that occurs on any one Valuation Day as one "Sub-Account transfer;" however, you cannot transfer the same Contract Value more than once a Valuation Day.

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EXAMPLES

TRANSFER REQUEST PER VALUATION DAY                                 PERMISSIBLE?
--------------------------------------------------------------------------------
Transfer $10,000 from a money market Sub-Account to a growth           Yes
Sub-Account
Transfer $10,000 from a money market Sub-Account to any number         Yes
of other Sub-Accounts (dividing the $10,000 among the other
Sub-Accounts however you chose)
Transfer $10,000 from any number of different Sub-Accounts to          Yes
any number of other Sub-Accounts
Transfer $10,000 from a money market Sub-Account to a growth            No
Sub-Account and then, before the end of that same Valuation Day, transfer the same $10,000 from the growth Sub-Account to an
international Sub-Account

SECOND, YOU ARE ALLOWED TO SUBMIT A TOTAL OF 20 SUB-ACCOUNT TRANSFERS EACH CONTRACT YEAR (THE "TRANSFER RULE") BY U.S. MAIL, VOICE RESPONSE UNIT, INTERNET OR TELEPHONE.Once you have reached the maximum number of Sub-Account transfers, you may only submit any additional Sub-Account transfer requests and any trade cancellation requests in writing through U.S. Mail or overnight delivery service. In other words, Voice Response Unit, Internet or telephone transfer requests will not be honored. We may, but are not obligated to, notify you when you are in jeopardy of approaching these limits. For example, we will send you a letter after your 10th Sub-Account transfer to remind you about the Transfer Rule. After your 20th transfer request, our computer system will not allow you to do another Sub-Account transfer by telephone, Voice Response Unit or via the Internet. You will then be instructed to send your Sub-Account transfer request by U.S. Mail or overnight delivery service.

We reserve the right to aggregate your Contracts (whether currently existing or those recently surrendered) for the purposes of enforcing these restrictions.

The Transfer Rule does not apply to Sub-Account transfers that occur automatically as part of a Company-sponsored asset allocation or Dollar Cost Averaging program. Reallocations made based on a Fund merger, substitution or liquidation also do not count toward this transfer limit. Restrictions may vary based on state law.

We make no assurances that the Transfer Rule is or will be effective in detecting or preventing market timing.

THIRD, POLICIES HAVE BEEN DESIGNED TO RESTRICT EXCESSIVE SUB-ACCOUNT
TRANSFERS. You should not purchase this Contract if you want to make frequent Sub-Account transfers for any reason. In particular, don't purchase this Contract if you plan to engage in "market timing," which includes frequent transfer activity into and out of the same Fund, or frequent Sub-Account transfers in order to exploit any inefficiencies in the pricing of a Fund. Even if you do not engage in market timing, certain restrictions may be imposed on you, as discussed below:

ABUSIVE TRANSFER POLICY (EFFECTIVE UNTIL JULY 1, 2007):

Regardless of the number of Sub-Account transfers you have done under the Transfer Rule, you still may have your Sub-Account transfer privileges restricted if you violate the Abusive Transfer Policy.

We rely on the Funds to identify a pattern or frequency of Sub-Account transfers that the Fund wants us to investigate. Most often, the Fund will identify a particular day where it experienced a higher percentage of shares bought followed closely by a day where it experienced the almost identical percentage of shares sold. Once a Fund contacts us, we run a report that identifies all Contract Owners who transferred in or out of that Fund's Sub-Account on the day or days identified by the Fund. We may share tax identification numbers and other shareholder identifying information contained in our records with Funds. We then review the Contracts on that list to determine whether transfer activity of each identified Contract violates our written Abusive Transfer Policy. We don't reveal the precise details of our analysis to help make it more difficult for abusive traders to adjust their behavior to escape detection.

We consider some or all of the following factors:

-   the dollar amount of the transfer;

-   the total assets of the Funds involved in the transfer;

-   the number of transfers completed in the current calendar quarter;

- whether the transfer is part of a pattern of transfers designed to take advantage of short-term market fluctuations or market inefficiencies; or

-   the frequent trading policies and procedures of a potentially affected Fund.

If you violate the Abusive Trading Policy, we will terminate your Sub-Account transfer privileges until your next Contract Anniversary. We do not differentiate between Contract Owners when enforcing this policy.


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16

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FUND TRADING POLICIES (EFFECTIVE AFTER JULY 1, 2007)

You are subject to Fund trading policies, if any. We are obligated to provide, at the Fund's request, tax identification numbers and other shareholder identifying information contained in our records to assist Funds in identifying any pattern or frequency of Sub-Account transfers that may violate their trading policy. In certain instances, we have agreed to serve as a Fund's agent to help monitor compliance with that Fund's trading policy.

We are obligated to follow each Fund's instructions regarding enforcement of their trading policy. Penalties for violating these policies may include, among other things, temporarily or permanently limiting or banning you from making Sub-Account transfers into a Fund or other funds within that fund complex. We are not authorized to grant exceptions to a Fund's trading policy. Please refer to each Fund's prospectus for more information.

Fund trading policies do not apply or may be limited. For instance:

- Certain types of financial intermediaries may not be required to provide us with shareholder information.

- "Excepted funds" such as money market funds and any Fund that affirmatively permits short-term trading of its securities may opt not to adopt this type of policy. This type of policy may not apply to any financial intermediary that a Fund treats as a single investor.

- A Fund can decide to exempt categories of contract holders whose contracts are subject to inconsistent trading restrictions or none at all.

- Non-shareholder initiated purchases or redemptions may not always be monitored. These include Sub-Account transfers that are executed: (i) automatically pursuant to a company- sponsored contractual or systematic program such as transfers of assets as a result of "dollar cost averaging" programs, asset allocation programs, automatic rebalancing programs, annuity payouts, loans, or systematic withdrawal programs; (ii) as a result of the payment of a Death Benefit; (iii) as a step-up in Contract Value pursuant to a Contract Death Benefit or guaranteed minimum withdrawal benefit; (iv) as a result of any deduction of charges or fees under a Contract; or (v) as a result of payments such as loan repayments, scheduled contributions, scheduled withdrawals or surrenders, retirement plan salary reduction contributions, or planned premium payments.

POSSIBILITY OF UNDETECTED ABUSIVE TRADING OR MARKET TIMING. We may not be able to detect or prevent all abusive trading or market timing activities. For instance,

- Since we net all the purchases and redemptions for a particular Fund for this and many of our other products, transfers by any specific market timer could be inadvertently overlooked.

- Certain forms of variable annuities and types of Funds may be attractive to market timers. We cannot provide assurances that we will be capable of addressing possible abuses in a timely manner.

- These policies apply only to individuals and entities that own this Contract or have the right to make transfers (regardless of whether requests are made by you or anyone else acting on your behalf). However, the Funds that make up the Sub-Accounts of this Contract are also available for use with many different variable life insurance policies, variable annuity products and funding agreements, and are offered directly to certain qualified retirement plans. Some of these products and plans may have less restrictive transfer rules or no transfer restrictions at all.

HOW AM I AFFECTED BY FREQUENT SUB-ACCOUNT TRANSFERS?

We are not responsible for losses or lost investment opportunities associated with the effectuation of these policies. Frequent Sub-Account transfers may result in the dilution of the value of the outstanding securities issued by a Fund as a result of increased transaction costs and lost investment opportunities typically associated with maintaining greater cash positions. This can adversely impact Fund performance and, as a result, the performance of your Contract. This may also lower the Death Benefit paid to your Beneficiary or lower Annuity Payouts for your Payee as well as reduce value of other optional benefits available under your Contract.

Separate Account investors could be prevented from purchasing Fund shares if we reach an impasse on the execution of a Fund's trading instructions. In other words, a Fund complex could refuse to allow new purchases of shares by all our variable product investors if the Fund and we cannot reach a mutually acceptable agreement on how to treat an investor who, in a Fund's opinion, has violated the Fund's trading policy.

IN SOME CASES, WE DO NOT HAVE THE TAX IDENTIFICATION NUMBER OR OTHER IDENTIFYING INFORMATION REQUESTED BY A FUND IN OUR RECORDS. IN THOSE CASES, WE RELY ON THE CONTRACT OWNER TO PROVIDE THE INFORMATION. IF THE CONTRACT OWNER DOES NOT PROVIDE THE INFORMATION, WE MAY BE DIRECTED BY THE FUND TO RESTRICT THE CONTRACT OWNER FROM FURTHER PURCHASES OF FUND SHARES. IN THOSE CASES, ALL PARTICIPANTS UNDER A PLAN FUNDED BY THE CONTRACT WILL ALSO BE PRECLUDED FROM FURTHER PURCHASES OF FUND SHARES.

TELEPHONE AND INTERNET TRANSFERS -- You can make transfers by contacting us.

Transfer instructions received by telephone on any Valuation Day before the close of the New York Stock Exchange will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day.

Transfer instructions you send electronically are considered to be received by Hartford at the time and date stated on the electronic acknowledgement Hartford returns to you. If the time and date indicated on the acknowledgement is before the end of any Valuation Day, the instructions will be carried out that day. Otherwise, the instructions will be carried out at the end of the next Valuation Day. If you do not receive an electronic acknowledgement, you should telephone us as soon as possible.We will send you a confirmation when we process your transfer. You are responsible for verifying transfer

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confirmations and promptly advising us of any errors within 30 days of receiving the confirmation.

Telephone or Internet transfer requests may currently only be cancelled by calling us before the close of the New York Stock Exchange on the day you made the transfer request.

Hartford, our agents or our affiliates are NOT responsible for losses resulting from telephone or electronic requests that we believe are genuine. We will use reasonable procedures to confirm that instructions received by telephone or through our website are genuine, including a requirement that contract owners provide certain identification information, including a personal identification number. We record all telephone transfer instructions. We may suspend, modify, or terminate telephone or electronic transfer privileges at any time.

POWER OF ATTORNEY -- You may authorize another person to make transfers on your behalf by submitting a completed power of attorney form. Once we have the completed form on file, we will accept transfer instructions from your designated third party, until we receive new instructions in writing from you. You will not be able to make transfers or other changes to your Contract if you have authorized someone else to act under a power of attorney.

CHARGES AND FEES

The following charges and fees are associated with the Contract:

MORTALITY AND EXPENSE RISK CHARGE

For assuming mortality and expense risks under the Contract during Contract Years 1-7, we deduct a daily charge at an annual rate of 1.50% of Sub-Account Value. After Contract Year 7 or at the Annuity Commencement Date, whichever comes sooner, we deduct a daily charge at an annual rate of 1.25% of Sub-Account Value. The mortality and expense risk charge is broken into charges for mortality risks and for an expense risk:

- MORTALITY RISK -- There are two types of mortality risks that we assume, those made while your Premium Payments are accumulating and those made once Annuity Payouts have begun.

During the period your Premium Payments are accumulating, we are required to cover any difference between the Death Benefit paid and the Surrender Value. These differences may occur during periods of declining value. The risk that we bear during this period is that actual mortality rates, in aggregate, may exceed expected mortality rates.

Once Annuity Payouts have begun, we may be required to make Annuity Payouts as long as the Annuitant is living, regardless of how long the Annuitant lives. The risk that we bear during this period is that the actual mortality rates, in aggregate, may be lower than the expected mortality rates.

- EXPENSE RISK -- We also bear an expense risk that the Annual Maintenance Fee collected before the Annuity Commencement Date may not be enough to cover the actual cost of selling, distributing and administering the Contract.

Although variable Annuity Payouts will fluctuate with the performance of the underlying Fund selected, your Annuity Payouts will not be affected by (a) the actual mortality experience of our Annuitants, or (b) our actual expenses if they are greater than the deductions stated in the Contract. Because we cannot be certain how long our Annuitants will live, we charge this percentage fee based on the mortality tables currently in use. The mortality and expense risk charge enables us to keep our commitments and to pay you as planned.

If the mortality and expense risk charge under a Contract is insufficient to cover our actual costs, we will bear the loss. If the mortality and expense risk charge exceeds these costs, we keep the excess as profit. We may use these profits for any proper corporate purpose including, among other things, payment of sales expenses. We expect to make a profit from the mortality and expense risk charge.

ADMINISTRATIVE CHARGE

For administration, we apply a daily charge at the rate of 0.15% per year against all Contract Values held in the Separate Account during both the accumulation and annuity phases of the Contract. There is not necessarily a relationship between the amount of administrative charge imposed on a given Contract and the amount of expenses that may be attributable to that Contract; expenses may be more or less than the charge.

ANNUAL MAINTENANCE FEE

The Annual Maintenance Fee is a flat fee that is deducted from your Contract Value to reimburse us for expenses relating to the administrative maintenance of the Contract and the Accounts. The annual $30 charge is deducted on a Contract Anniversary or when the Contract is fully Surrendered if the Contract Value at either of those times is less than $50,000. The charge is deducted proportionately from each Account in which you are invested.

WHEN IS THE ANNUAL MAINTENANCE FEE WAIVED?

We will waive the Annual Maintenance Fee if your Contract Value is $50,000 or more on your Contract Anniversary or when you fully Surrender your Contract. In addition, we will waive one Annual Maintenance Fee for Contract Owners who own more than one Contract with a combined Contract Value between $50,000 and $100,000. If you have multiple Contracts with a combined Contract Value of $100,000 or greater, we will waive the Annual Maintenance Fee on all Contracts. However, we may limit the number of waivers to a total of six Contracts. We also may waive the Annual Maintenance Fee under certain other conditions. We do not include contracts from our Putnam Hartford line of variable annuity contracts with the Contracts when we combine Contract Value for purposes of this waiver.

PREMIUM TAXES

We deduct Premium Taxes, if required, by a state or other government agency. Some states collect the taxes when Premium Payments are made; others collect at Annuitization. Since we pay Premium Taxes when they are required by

18

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applicable law, we may deduct them from your Contract when we pay the taxes, upon Surrender, or on the Annuity Commencement Date. The Premium Tax rate varies by state or municipality. Currently, the maximum rate charged by any state is 3.5% and 1% in Puerto Rico.

CHARGES AGAINST THE FUNDS

ANNUAL FUND OPERATING EXPENSES -- The Separate Account purchases shares of the Funds at net asset value. The net asset value of the Fund reflects investment advisory fees and administrative expenses already deducted from the assets of the Funds. These charges are described in the Fund prospectuses accompanying this prospectus.

THE HARTFORD'S PRINCIPAL FIRST CHARGE


The Hartford's Principal First is closed to new investors and post-issue election. The Hartford's Principal First is an option that can be elected at an additional charge. We will deduct this charge on a daily basis based on your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. If you bought your Contract on or after August 5, 2002, you can elect to add this benefit to your Contract for an additional charge on a daiy basis that is equal to an annual charge of 0.35% of your Contract Value invested in the Sub-Accounts. If you bought your Contract before August 5, 2002, you can elect to add this benefit to your Contract at the current charge.


OPTIONAL DEATH BENEFIT CHARGE

If you elect the Optional Death Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.15% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

EARNINGS PROTECTION BENEFIT CHARGE

If you elect the Earnings Protection Benefit, we will deduct an additional charge on a daily basis until we begin to make Annuity Payouts that is equal to an annual charge of 0.20% of your Contract Value invested in the Sub-Accounts. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts.

REDUCED FEES AND CHARGES

WE MAY OFFER, IN OUR DISCRETION, REDUCED FEES AND CHARGES INCLUDING, BUT NOT LIMITED TO THE MORTALITY AND EXPENSE RISK CHARGE, AND THE ANNUAL MAINTENANCE FEE, FOR CERTAIN CONTRACTS (INCLUDING EMPLOYER SPONSORED SAVINGS PLANS) WHICH MAY RESULT IN DECREASED COSTS AND EXPENSES. REDUCTIONS IN THESE FEES AND CHARGES WILL NOT BE UNFAIRLY DISCRIMINATORY AGAINST ANY CONTRACT OWNER.

THE HARTFORD'S PRINCIPAL FIRST


The Hartford's Principal First is closed to new investors and post-issue election. The Hartford's Principal First is an option that can be elected at an additional charge. Once you elect this benefit, you cannot cancel it and we will continue to deduct the charge until we begin to make Annuity Payouts. We reserve the right to treat all Contracts issued to you by Hartford or one of its affiliates within a calendar year as one Contract for purposes of The Hartford's Principal First. This means that if you purchase two Contracts from us in any twelve month period and elect The Hartford's Principal First on both Contracts, withdrawals from one Contract will be treated as withdrawals from the other Contract. If you elect The Hartford's Principal First, a company-sponsored exchange will not be considered to be a revocation or termination of the benefit.


If you elect The Hartford's Principal First when you purchase your Contract, your initial Premium Payment is equal to the maximum payouts (the "Benefit Amount"). If you elect this option at a later date, your Contract Value on the date we add the benefit to your Contract is equal to the initial Benefit Amount. The Benefit Amount can never be more than $5 million dollars. The Benefit Amount is reduced as you take withdrawals. The Hartford's Principal First operates as a guarantee of the Benefit Amount. Benefit Payments under The Hartford's Principal First are treated as partial Surrenders and are deducted from your Contract Value.

Once the initial Benefit Amount has been determined, Hartford calculates the maximum guaranteed payment that may be made each year ("Benefit Payment"). The Benefit Payment is equal to 7% of the initial Benefit Amount. If you do not take 7% one year, you may not take more than 7% the next year. The Benefit Payment can be divided up and taken on any payment schedule that you request. You can continue to take Benefit Payments until the Benefit Amount has been depleted.

If you Surrender more than the Benefit Payment out of your Contract in any one year we will recalculate the Benefit Amount. If you establish The Hartford's Principal First when you purchase your Contract, we count one year as the time between each Contract Anniversary. If you establish the benefit at any time after purchase, we count one year as the time between the date we added the option to your Contract and your next Contract Anniversary, which could be less than a year. Anytime we re-calculate your Benefit Amount or your Benefit Payment we count one year as the time between the date we re-calculate and your next Contract Anniversary, which could be less than a year.

IF, IN ONE YEAR, YOUR SURRENDERS TOTAL MORE THAN YOUR BENEFIT PAYMENT OUT OF YOUR CONTRACT WE WILL RE-CALCULATE YOUR BENEFIT AMOUNT AND YOUR BENEFIT PAYMENT MAY BE LOWER IN THE FUTURE. We recalculate your Benefit Amount by comparing the results of two calculations. First, we deduct the amount of the last Surrender from your Contract Value ("New Contract Value") and then we deduct the amount of the last Surrender from the Benefit Amount ("New Benefit Amount"). Then we compare those results:

- If the New Contract Value is more than or equal to the New Benefit Amount, and more than or equal to the Premium Payments invested in the Contract before the Surrender, the Benefit Payment is unchanged.

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-   If the New Contract Value is more than or equal to the New Benefit Amount, but less than the Premium Payments invested in the Contract before the Surrender, we have to recalculate your Benefit Payment. Your Benefit Payment becomes 7% of the greater of your New Contract Value and New Benefit Amount.

- If the New Contract Value is less than the New Benefit Amount, we have to recalculate your Benefit Payment. We recalculate the Benefit Payment by comparing the "old" Benefit Payment to 7% of the New Benefit Amount and your Benefit Payment becomes the lower of those two values. Your New Benefit Amount is then equal to the New Contract Value.

Any additional Premium Payments made to your Contract will cause the Benefit Amount to be increased on a dollar-for-dollar basis. The Benefit Payment will equal the prior Benefit Payment plus 5% or 7% of the additional Premium Payment for The Hartford's Principal First Preferred and The Hartford's Principal First, respectively.

If you change the ownership or assign this Contract to someone other than your spouse anytime after one year of electing The Hartford's Principal First, we will recalculate the Benefit Amount and the Benefit Payment may be lower in the future.

The Benefit Amount will be recalculated to equal the lesser of:

- The Benefit Amount immediately prior to the ownership change or assignment, or

-   The Contract Value at the time of the ownership change or assignment.

Any time after the 5th year The Hartford's Principal First has been in effect, you may elect to "step-up" the benefit. If you choose to "step-up" the benefit, your Benefit Amount is re-calculated to equal your total Contract Value. Your Benefit Payment then becomes 7% of the new Benefit Amount, and will never be less than your existing Benefit Payment. You cannot elect to "step-up" if your current Benefit Amount is higher than your Contract Value. Any time after the 5th year the "step-up" benefit has been in place, you may choose to "step-up" the benefit again. Contract Owners who become owners by virtue of the Spousal Contract Continuation provision of the Contract can "step up" without waiting for the 5th year their Contract has been in force.

We currently allow you to "step-up" on any day after the 5th year the benefit has been in effect, however, in the future we may only allow a "step-up" to occur on your Contract Anniversary. At the time you elect to "step up," we may be charging more for The Hartford's Principal First. Regardless of when you bought your Contract, upon "step up" we will charge you the current The Hartford's Principal First charge. Before you decide to "step up," you should request a current prospectus which will describe the current charge for this Benefit. This rider protects your investment by guaranteeing Benefit Payments until your Benefit Amount, rather than your Contract Value, has been exhausted. You may also elect "step-ups" that reset your Benefit Amount to the then prevailing Contract Value.

You or your Spouse (if Spousal Contract continuation has been chosen) may elect to step-up your Benefit Amount following the 5th Contract Year that you added this rider to your Contract and again on each fifth anniversary from the last time you elected to step-up your Benefit Amount (or upon Spousal Contract continuation, whichever is earlier). These dates are called "election dates" in this section. Your Benefit Amount will then become the Contract Value as of the close of business on the Valuation Date that you properly made this election. Each time that you exercise step-up rights, your Benefit Payment will be reset to 7% of the new Benefit Amount, but will never be less than your then existing Benefit Payment. You must follow certain requirements to make this election:

- We will accept requests for a step-up in writing, verbally or electronically, if available.

- Written elections must be submitted using the forms we provide. For telephonic and Internet elections, if available, you must authenticate your identity and acknowledge your understanding of the implications of making this election. We are not responsible for lost investment opportunities associated with elections that are not in good order and for relying on the genuineness of any election.

- We will not accept any written election request received more than 30 days prior to an election date.

- We will not accept any Internet (if available) or telephone election requests received prior to the election date. You may not post-date your election.

- If an election form is received in good order within the 30 days prior to an election date, the "step-up" will automatically occur on the rider anniversary (or if the rider anniversary in a Non-Valuation Day then the next following Valuation Day). If an election form is received in good order on or after an election date, the "step-up" will occur as of the close of business on the Valuation Day that the request is received by us at our Administrative Office. We reserve the right to require you to elect step-ups only on Contract Anniversaries.

- We will not honor any election request if your Contract Value is less than your Benefit Amount effective as of the step-up effective date.

- Your election is irrevocable. This means that if your Contract Value increases after your step-up, you cannot ask us to reset your Benefit Amount again until your next election date. The fee for this rider may also change when you make this election and will remain in effect until your next election, if any.

You can Surrender your Contract any time, even if you have The Hartford's Principal First, however, you will receive your Contract Value at the time you request the Surrender with any applicable charges deducted and not the Benefit Amount or the Benefit Payment amount you would have received under The Hartford's Principal First. If you still have a Benefit Amount after you Surrender all of your Contract Value or your Contract Value is reduced to zero, you will still receive a Benefit Payment

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through an Annuity Payout option called The Hartford's Principal First Payout
Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your Beneficiary will continue to receive the remaining payments.

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose from another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount. We may offer other Payout Options.

If you, the joint Contract Owner or Annuitant die before you receive all the Benefit Payments guaranteed by Hartford, the Beneficiary may elect to take the remaining Benefit Payments or any of the death benefit options offered in your Contract.

If you surrender all of your Contract Value or your Contract Value is reduced to zero, but you still have a Benefit Amount, you will still receive a Benefit Payment through an Annuity Payout option called The Hartford's Principal First Payout Option until your Benefit Amount is depleted. While you are receiving payments, you may not make additional Premium Payments, and if you die before you receive all of your payments, your beneficiary will continue to receive the remaining payments.

Qualified Contracts are subject to certain federal tax rules requiring that minimum distributions be withdrawn from the Contract on an annual basis, usually beginning after age 70 1/2. These withdrawals are called Required Minimum Distributions. A Required Minimum Distribution may exceed your Benefit Payment, causing a recalculation of your Benefit Amount. Recalculation of your Benefit Amount may result in a lower Benefit Payment in the future. For qualified Contracts, The Hartford's Principal First cannot be elected if the Contract Owner or Annuitant is age 81 or older.

The Hartford's Principal First may not be available through all broker-dealer firms.

For examples on how The Hartford's Principal First is calculated, please see "Appendix III."

DEATH BENEFIT

WHAT IS THE DEATH BENEFIT AND HOW IS IT CALCULATED?

The Death Benefit is the amount we will pay if the Contract Owner, joint Contract Owner or the Annuitant dies before we begin to make annuity payouts. The Death Benefit is calculated when we receive a certified death certificate or other legal document acceptable to us.

Unless the Beneficiary provides us with instructions to reallocate the Death Benefit among the Accounts, the calculated Death Benefit will remain invested in the same Accounts, according to the Contract Owner's last instructions until we receive complete written settlement instructions from the Beneficiary. Therefore, the Death Benefit amount will fluctuate with the performance of the underlying Funds. When there is more than one Beneficiary, we will calculate the Accumulation Units for each Sub-Account for each Beneficiary's portion of the proceeds.

If death occurs before the Annuity Commencement Date, the Death Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Contract Value of your Contract; or

-   The Maximum Anniversary Value, which is described below.

The Maximum Anniversary Value is based on a series of calculations on Contract Anniversaries of Contract Values, Premium Payments and partial Surrenders. We will calculate an Anniversary Value for each Contract Anniversary prior to the deceased's 81st birthday or date of death, whichever is earlier.

If you purchase your Contract on or after May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced proportionally for any partial Surrenders. We calculate the proportion based on the amount of any partial Surrenders since the Contract Anniversary divided by your Contract Value at the time of Surrender.

If you purchase your Contract before May 1, 2002, the Anniversary Value is equal to the Contract Value as of a Contract Anniversary with the following adjustments:

- Your Anniversary Value is increased by the dollar amount of any Premium Payments made since the Contract Anniversary; and

- Your Anniversary Value is reduced by the dollar amount of any partial Surrenders since the Contract Anniversary.

The Maximum Anniversary Value is equal to the greatest Anniversary Value attained from this series of calculations.

OPTIONAL DEATH BENEFIT -- You may also elect the Optional Death Benefit for an additional charge. The Optional Death Benefit adds the Interest Accumulation Value to the Death Benefit calculation.

The Interest Accumulation Value will be:

- Your Contract Value on the date we add the Optional Death Benefit to your Contract;

-   Plus any Premium Payments made after the Optional Death Benefit is added;

-   Minus any partial Surrenders after the Optional Death Benefit is added;

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-   Compounded daily at an annual interest rate of 5%.

If you have taken any partial Surrenders, the Interest Accumulation Value will be adjusted to reduce the Optional Death Benefit proportionally for any partial Surrenders.

On or after the deceased's 81st birthday or date of death, the Interest Accumulation Value will not continue to compound, but will be adjusted to add any Premium Payments or subtract any partial Surrenders.

The Optional Death Benefit is limited to a maximum of 200% of Contract Value on the date the Optional Death Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Optional Death Benefit was added to your Contract. We subtract proportional adjustments for any partial Surrenders. For examples on how the Optional Death Benefit is calculated see "Appendix II."

The Optional Death Benefit may not be available if the Contract Owner or Annuitant is age 76 or older. The Optional Death Benefit is not available in Washington or New York. Once you elect the Optional Death Benefit, you cannot cancel it.

If you purchase your Contract after September 30, 1999, you must elect the Optional Death Benefit at the time you send us your initial Premium Payment.

EARNINGS PROTECTIONS BENEFIT -- You may also elect the Earnings Protection Benefit at an additional charge. The Earnings Protection Benefit may not currently be available in your state and is not available in Washington or New York. You cannot elect the Earnings Protection Benefit if you or your Annuitant is age 76 or older. Once you elect the Earnings Protection Benefit, you cannot cancel it. If you elect the Earnings Protection Benefit in Pennsylvania, you may cancel it within 10 days after you receive it.

If you and your Annuitant are age 69 or under on the date the Earnings Protection Benefit is added to your Contract, the Earnings Protection Benefit is the greatest of:

- The total Premium Payments you have made to us minus the dollar amount of any partial Surrenders; or

-   The Maximum Anniversary Value; or

- Your Contract Value on the date we receive a death certificate or other legal document acceptable to us, plus 40% of the Contract gain since the date the Earnings Protection Benefit was added to your Contract.

We determine any Contract gain by comparing your Contract Value on the date you added the Earnings Protection Benefit to your Contract to your Contract Value on the date we calculate the Death Benefit. We deduct any Premium Payments and add adjustments for any partial Surrenders made during that time.

We make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender.

Your Contract gain is limited to or "capped" at a maximum of 200% of Contract Value on the date the Earnings Protection Benefit was added to your Contract plus Premium Payments not previously withdrawn made after the Earnings Protection Benefit was added to your Contract, excluding any Premium Payments made in the 12 months before the date of death. We subtract any adjustments for partial Surrenders.

Hartford takes 40% of either the Contract gain or the capped amount and adds it back to your Contract Value to complete the Death Benefit calculation. If you or your Annuitant are age 70 through 75, we add 25% of the Contract gain or capped amount back to Contract Value to complete the Death Benefit calculation. The percentage used for the Death Benefit calculation is determined by the oldest age of you and your Annuitant at the time the Earnings Protection Benefit is added to your Contract.

FOR EXAMPLE: Assuming that:

- The Contract Value on the date we received proof of death plus 40% of the Contract gain was the greatest of the three death benefit calculations,

- You elected the Earnings Protection Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   You took no partial Surrenders,

-   The Contract Value on the date we receive proof of death was $400,000.

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death equals $400,000,

- minus the Contract Value on the date the Earnings Protection Benefit was added to your Contract or $100,000 = $300,000.

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the Earnings Protection Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

In this situation the cap applies, so Hartford takes 40% of $200,000 or $80,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $480,000.

Before you purchase the Earnings Protection Benefit, you should also consider the following:

- If your Contract has no gain when Hartford calculates the Death Benefit, Hartford will not pay an Earnings Protection Benefit.

- Partial Surrenders can reduce or eliminate your Contract gain. So if you plan to make partial Surrenders, there may be no Earnings Protection Benefit.

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22

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-   If you transfer ownership of your Contract to someone other than your spouse who would have been ineligible for the Earnings Protection Benefit when it was added to your Contract, the Earnings Protection Benefit charge will continue to be deducted even though no Earnings Protection Benefit will be payable.

ADDITIONAL INFORMATION ABOUT THE DEATH BENEFITS

For more information on how these optional benefits may affect your taxes, please see the section entitled, "Federal Tax Considerations, under sub-section entitled "Taxation of Annuities -- General Provisions Affecting Contracts Not Held in Tax-Qualified Retirement Plans."

The total death benefits payable as a result of the death of any one person under one or more deferred variable annuities issued by Hartford or its affiliates after May 1, 2002, and aggregate Premium Payments total $5 million or more, cannot exceed the greater of:

-   The aggregate Premium Payments minus any Surrenders;

-   The aggregate Contract Value plus $1 million.

However, if you add Premium Payments to any of your Contracts such that aggregate Premium Payments total to $5 million or more, the aggregate death benefit will be the greater of the maximum death benefit above or:

-   The aggregate Contract Value; plus

- The aggregate death benefits in excess of the aggregate Contract Values at the time you added the Premium Payments to your Contracts.

Any reduction in death benefits to multiple variable annuity contracts will be in proportion to the Contract Value of each contract at the time of reduction.

HOW IS THE DEATH BENEFIT PAID?

The Death Benefit may be taken in one lump sum or under any of the Annuity Payout Options then being offered by us, unless the Contract Owner has designated the manner in which the Beneficiary will receive the Death Benefit. On the date we receive complete instructions from the Beneficiary, we will compute the Death Benefit amount to be paid out or applied to a selected Annuity Payout Option. When there is more than one Beneficiary, we will calculate the Death Benefit amount for each Beneficiary's portion of the proceeds and then pay it out or apply it to a selected Annuity Payout Option according to each Beneficiary's instructions. If we receive the complete instructions on a Non-Valuation Day, computations will take place on the next Valuation Day.

If your Beneficiary elects to receive the Death Benefit amount as a lump sum payment, we may transfer that amount to our General Account and issue the Beneficiary a draftbook. The Beneficiary can write one draft for total payment of the Death Benefit, or keep the money in the General Account and write drafts as needed. We will credit interest at a rate determined periodically in our sole discretion. For Federal income tax purposes, the Beneficiary will be deemed to have received the lump sum payment on transfer of the Death Benefit amount to the General Account. The interest will be taxable to the Beneficiary in the tax year that it is credited. If the Beneficiary resides or the Contract was purchased in a state that imposes restrictions on this method of lump sum payment, we may issue a check to the Beneficiary.

The Beneficiary may elect, under the Annuity Proceeds Settlement Option "Death Benefit Remaining with the Company" to leave proceeds from the Death Benefit invested with us for up to five years from the date of death if death occurred before the Annuity Commencement Date. Once we receive a certified death certificate or other legal document acceptable to us, the Beneficiary can: (a) make Sub-Account transfers and (b) take Surrenders.

The Beneficiary of a non-qualified Contract or IRA may also elect the "Single Life Expectancy Only" option. This option allows the Beneficiary to take the Death Benefit in a series of payments spread over a period equal to the Beneficiary's remaining life expectancy. Distributions are calculated based on IRS life expectancy tables. This option is subject to different limitations and conditions depending on whether the Contract is non-qualified or an IRA.

REQUIRED DISTRIBUTIONS -- If the Contract Owner dies before the Annuity Commencement Date, the Death Benefit must be distributed within five years after death or be distributed under a distribution option or Annuity Payout Option that satisfies the Alternatives to the Required Distributions described below.

If the Contract Owner dies on or after the Annuity Commencement Date under an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value, any remaining value must be distributed at least as rapidly as under the payment method being used as of the Contract Owner's death.

If the Contract Owner is not an individual (e.g. a trust), then the original Annuitant will be treated as the Contract Owner in the situations described above and any change in the original Annuitant will be treated as the death of the Contract Owner.

WHAT SHOULD THE BENEFICIARY CONSIDER?

ALTERNATIVES TO THE REQUIRED DISTRIBUTIONS -- The selection of an Annuity Payout Option and the timing of the selection will have an impact on the tax treatment of the Death Benefit. To receive favorable tax treatment, the Annuity Payout Option selected: (a) cannot extend beyond the Beneficiary's life or life expectancy, and (b) must begin within one year of the date of death.

If these conditions are NOT met, the Death Benefit will be treated as a lump sum payment for tax purposes. This sum will be taxable in the year in which it is considered received.

SPOUSAL CONTRACT CONTINUATION -- If the Contract Owner dies and a Beneficiary is the Contract Owner's spouse, that portion of the Contract for which the spouse is considered the Beneficiary will continue with the spouse as Contract Owner, unless the spouse elects to receive the Death Benefit as a lump sum payment or as an annuity payment option. If the Contract

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continues with the spouse as Contract Owner, we will adjust the Contract Value to the amount that we would have paid as the Death Benefit payment, had the spouse elected to receive the Death Benefit as a lump sum payment. Spousal Contract Continuation will only apply one time for each Contract.

If your spouse continues any portion of the Contract as Contract Owner and elects the Earnings Protection Benefit, Hartford will use the date the Contract is continued with your spouse as Contract Owner as the date the Earnings Protection Benefit was added to the Contract. The percentage used for the Earnings Protection Benefit will be determined by the oldest age of any remaining joint Contract Owner or Annuitant at the time the Contract is continued.

WHO WILL RECEIVE THE DEATH BENEFIT?

The distribution of the Death Benefit applies only when death is before the Annuity Commencement Date.

If death occurs on or after the Annuity Commencement Date, there may be no payout at death unless the Contract Owner has elected an Annuity Payout Option that permits the Beneficiary to elect to continue Annuity Payouts or receive the Commuted Value.

IF DEATH OCCURS BEFORE THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .               AND . . .                        AND . . .                     THEN THE . . .
---------------------------------------------------------------------------------------------------------------------------------
Contract Owner                  There is a surviving joint       The Annuitant is living or       Joint Contract Owner receives
                                Contract Owner                   deceased                         the Death Benefit.
Contract Owner                  There is no surviving joint      The Annuitant is living or       Designated Beneficiary receives
                                Contract Owner                   deceased                         the Death Benefit.
Contract Owner                  There is no surviving joint      The Annuitant is living or       Contract Owner's estate
                                Contract Owner and the           deceased                         receives the Death Benefit.
                                Beneficiary predeceases the
                                Contract Owner
Annuitant                       The Contract Owner is living     There is no named Contingent     Death Benefit is paid to the
                                                                 Annuitant                        Contract Owner and not the
                                                                                                  designated Beneficiary.
Annuitant                       The Contract Owner is living     The Contingent Annuitant is      Contingent Annuitant becomes
                                                                 living                           the Annuitant, and the Contract
                                                                                                  continues.

IF DEATH OCCURS ON OR AFTER THE ANNUITY COMMENCEMENT DATE:

IF THE DECEASED IS THE . . .                             AND . . .                               THEN THE . . .
----------------------------------------------------------------------------------------------------------------------------
Contract Owner                            The Annuitant is living                   Designated Beneficiary becomes the
                                                                                    Contract Owner.
Annuitant                                 The Contract Owner is living              Contract Owner receives a payout at
                                                                                    death, if any.
Annuitant                                 The Annuitant is also the Contract Owner  Designated Beneficiary receives a payout at death, if any.

THESE ARE THE MOST COMMON DEATH BENEFIT SCENARIOS, HOWEVER, THERE ARE OTHERS. SOME OF THE ANNUITY PAYOUT OPTIONS MAY NOT RESULT IN A PAYOUT AT DEATH. FOR MORE INFORMATION ON ANNUITY PAYOUT OPTIONS THAT MAY NOT RESULT IN A PAYOUT AT DEATH PLEASE SEE THE SECTION ENTITLED "ANNUITY PAYOUTS." IF YOU HAVE QUESTIONS ABOUT THESE AND ANY OTHER SCENARIOS, PLEASE CONTACT YOUR ACCOUNT EXECUTIVE OR US.

SURRENDERS

WHAT KINDS OF SURRENDERS ARE AVAILABLE?

FULL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- When you Surrender your Contract before the Annuity Commencement Date, the Surrender Value of the Contract will be made in a lump sum payment. The Surrender Value is the Contract Value minus any applicable Premium Taxes and the Annual Maintenance Fee. The Surrender Value may be more or less than the amount of the Premium Payments made to a Contract.

PARTIAL SURRENDERS BEFORE THE ANNUITY COMMENCEMENT DATE -- You may request a partial Surrender of Contract Values at any time before the Annuity Commencement Date.

There are two restrictions on partial Surrenders before the Annuity Commencement
Date:

- The partial Surrender amount must be at least equal to $100, our current minimum for partial Surrenders, and


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-   The Contract must have a minimum Contract Value of $500 after the Surrender.
    The minimum Contract Value in New York must be $1,000 after the Surrender.
    We will close your Contract and pay the full Surrender Value if the Contract Value is under the minimum after the Surrender. The minimum Contract Value in Texas must be $1,000 after the surrender with no premium payments made during the prior two contract years.


Under certain circumstances Hartford had permitted certain Contract Owners to reinstate their Contracts (and certain riders) when a Contract Owner had requested a Surrender (either full or Partial) and returned the forms in good order to Hartford. Effective October 4, 2013, we will no longer allow Contract Owners to reinstate their Contracts (or riders) when a Contract Owner requests a Surrender (either full or Partial).


FULL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- You may Surrender your Contract on or after the Annuity Commencement Date only if you selected the Payments for a Period Certain variable dollar amount Annuity Payout Option. Under this option, we pay you the Commuted Value of your Contract. The Commuted Value is determined on the day we receive your written request for Surrender.

PARTIAL SURRENDERS AFTER THE ANNUITY COMMENCEMENT DATE -- Partial Surrenders are permitted after the Annuity Commencement Date if you select the Life Annuity With Payments for a Period Certain, Joint and Last Survivor Life Annuity With Payments for a Period Certain or the Payment for a Period Certain Annuity Payout Option. You may take partial Surrenders of amounts equal to the Commuted Value of the payments that we would have made during the "Period Certain" for the number of years you select under the Annuity Payout Option that we guarantee to make Annuity Payouts.

To qualify for partial Surrenders under these Annuity Payout Options you must elect a variable dollar amount Annuity Payout and you must make the Surrender request during the Period Certain.

If you elect to take the entire Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will not make any Annuity Payouts during the remaining Period Certain. If you elect to take only some of the Commuted Value of the Annuity Payouts we would have made during the Period Certain, Hartford will reduce the remaining Annuity Payouts during the remaining Period Certain. Annuity Payouts that are to be made after the Period Certain is over will not change.

Please check with your tax adviser because there could be adverse tax consequences for partial Surrenders after the Annuity Commencement Date.

HOW DO I REQUEST A SURRENDER?

Requests for full Surrenders must be in writing. Requests for partial Surrenders can be made in writing or by telephone. We will send your money within seven days of receiving complete instructions. However, we may postpone payment of Surrenders whenever: (a) the New York Stock Exchange is closed, (b) trading on the New York Stock Exchange is restricted by the SEC, (c) the SEC permits and orders postponement, or (d) the SEC determines that an emergency exists to restrict valuation.

WRITTEN REQUESTS -- To request a full or partial Surrender, complete a Surrender Form or send us a letter, signed by you, stating:

- the dollar amount that you want to receive, either before or after we withhold taxes and deduct for any applicable charges,

-   your tax withholding amount or percentage, if any, and

-   your mailing address.

If there are joint Contract Owners, both must authorize all Surrenders. For a partial Surrender, specify the Accounts that you want your Surrender to come from, otherwise, the Surrender will be taken in proportion to the value in each Account.

TELEPHONE REQUESTS -- To request a partial Surrender by telephone, we must have received your completed Telephone Redemption Program Enrollment Form. If there are joint Contract Owners, both must sign this form. By signing the form, you authorize us to accept telephone instructions for partial Surrenders from either Contract Owner. Telephone authorization will remain in effect until we receive a written cancellation notice from you or your joint Contract Owner, we discontinue the program; or you are no longer the owner of the Contract. There are some restrictions on telephone surrenders, please call us with any questions.

We may record telephone calls and use other procedures to verify information and confirm that instructions are genuine. We will not be liable for losses or expenses arising from telephone instructions reasonably believed to be genuine. WE MAY MODIFY THE REQUIREMENTS FOR TELEPHONE REDEMPTIONS AT ANY TIME.

Telephone Surrender instructions received before the close of the New York Stock Exchange will be processed on that Valuation Day. Otherwise, your request will be processed on the next Valuation Day.

COMPLETING A POWER OF ATTORNEY FORM FOR ANOTHER PERSON TO ACT ON YOUR BEHALF MAY PREVENT YOU FROM MAKING SURRENDERS VIA TELEPHONE.

WHAT SHOULD BE CONSIDERED ABOUT TAXES?

There are certain tax consequences associated with Surrenders:

PRIOR TO AGE 59 1/2 -- If you make a Surrender prior to age 59 1/2, there may be adverse tax consequences including a 10% federal income tax penalty on the taxable portion of the Surrender payment. Surrendering before age 59 1/2 may also affect the continuing tax-qualified status of some Contracts.

WE DO NOT MONITOR SURRENDER REQUESTS. TO DETERMINE WHETHER A SURRENDER IS PERMISSIBLE, WITH OR WITHOUT

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FEDERAL INCOME TAX PENALTY, PLEASE CONSULT YOUR PERSONAL TAX ADVISER.

MORE THAN ONE CONTRACT ISSUED IN THE SAME CALENDAR YEAR -- If you own more than one contract issued by us or our affiliates in the same calendar year, then these contracts may be treated as one contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. Please consult your tax adviser for additional information.

INTERNAL REVENUE CODE SECTION 403(B) ANNUITIES -- As of December 31, 1988, all
section 403(b) annuities have limits on full and partial Surrenders. Contributions to your Contract made after December 31, 1988 and any increases in cash value after December 31, 1988 may not be distributed unless you are: (a) age 59 1/2, (b) no longer employed, (c) deceased, (d) disabled, or (e) experiencing a financial hardship (cash value increases may not be distributed for hardships prior to age 59 1/2). Distributions prior to age 59 1/2 due to financial hardship; unemployment or retirement may still be subject to a penalty tax of 10%.

We encourage you to consult with your qualified tax adviser before making any Surrenders. Please see the "Federal Tax Considerations" section for more information.

ANNUITY PAYOUTS

THIS SECTION DESCRIBES WHAT HAPPENS WHEN WE BEGIN TO MAKE REGULAR ANNUITY PAYOUTS FROM YOUR CONTRACT. YOU, AS THE CONTRACT OWNER, SHOULD ANSWER FIVE
QUESTIONS:

-   When do you want Annuity Payouts to begin?

-   Which Annuity Payout Option do you want to use?

-   How often do you want the Payee to receive Annuity Payouts?

-   What is the Assumed Investment Return?

- Do you want Annuity Payouts to be fixed-dollar amount or variable-dollar amount?

Please check with your Registered Representative to select the Annuity Payout Option that best meets your income needs.

1. WHEN DO YOU WANT ANNUITY PAYOUTS TO BEGIN?


You select an Annuity Commencement Date when you purchase your Contract or at any time before you begin receiving Annuity Payouts. If the annuity reaches the maximum Annuity Commencement Date, which is the later of the 10th Contract Anniversary or the date the annuitant reaches age 90, the Contract will automatically be annuitized. If you purchase your Contract in New York, you must begin Annuity Payouts before your Annuitant's 91st birthday. If this Contract is issued to the trustee of a Charitable Remainder Trust, the Annuity Commencement Date may be deferred to the Annuitant's 100th birthday.


The Annuity Calculation Date is when the amount of your Annuity Payout is determined. This occurs within five Valuation Days before your selected Annuity Commencement Date.

All Annuity Payouts, regardless of frequency, will occur on the same day of the month as the Annuity Commencement Date. After the initial payout, if an Annuity Payout date falls on a Non-Valuation Day, the Annuity Payout is computed on the prior Valuation Day. If the Annuity Payout date does not occur in a given month due to a leap year or months with only 28 days (i.e. the 31st), the Annuity Payout will be computed on the last Valuation Day of the month.

2. WHICH ANNUITY PAYOUT OPTION DO YOU WANT TO USE?

Your Contract contains the Annuity Payout Options described below. The Annuity Proceeds Settlement Option is an option that can be elected by the Beneficiary and is described in the "Death Benefit" section. The Hartford's Principal First Payout Option is available only to Contract Holders who elect The Hartford's Principal First rider. We may at times offer other Annuity Payout Options. Once we begin to make Annuity Payouts, the Annuity Payout Option cannot be changed.

LIFE ANNUITY

We make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, we stop making Annuity Payouts. A Payee would receive only one Annuity Payout if the Annuitant dies after the first payout, two Annuity Payouts if the Annuitant dies after the second payout, and so forth.

LIFE ANNUITY WITH A CASH REFUND

We will make Annuity Payouts as long as the Annuitant is living. When the Annuitant dies, if the Annuity Payouts already made are less than the Contract Value on the Annuity Commencement Date minus any Premium Tax, the remaining value will be paid to the Beneficiary. The remaining value is equal to the Contract Value minus any Premium Tax minus the Annuity Payouts already made. This option is only available for Annuity Payouts using the 5% Assumed Investment Return or fixed dollar amount Annuity Payouts.

LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as the Annuitant is living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus the Annuitant's age. If the Annuitant dies before the guaranteed number of years have passed, then the Beneficiary may elect to continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

JOINT AND LAST SURVIVOR LIFE ANNUITY

We will make Annuity Payouts as long as the Annuitant and Joint Annuitant are living. When one Annuitant dies, we continue to make Annuity Payouts until that second Annuitant dies. When choosing this option, you must decide what will happen

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to the Annuity Payouts after the first Annuitant dies. You must select Annuity
Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable Annuity Payouts, these percentages represent Annuity Units; for fixed Annuity Payouts, they represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN

We will make Annuity Payouts as long as either the Annuitant or Joint Annuitant are living, but we at least guarantee to make Annuity Payouts for a time period you select, between 5 years and 100 years minus your younger Annuitant's age. If the Annuitant and the Joint Annuitant both die before the guaranteed number of years have passed, then the Beneficiary may continue Annuity Payouts for the remainder of the guaranteed number of years or receive the Commuted Value in one sum.

When choosing this option, you must decide what will happen to the Annuity Payouts after the first Annuitant dies. You must select Annuity Payouts that:

-   Remain the same at 100%, or

-   Decrease to 66.67%, or

-   Decrease to 50%.

For variable dollar amount Annuity Payouts, these percentages represent Annuity Units. For fixed dollar amount Annuity Payouts, these percentages represent actual dollar amounts. The percentage will also impact the Annuity Payout amount we pay while both Annuitants are living. If you pick a lower percentage, your original Annuity Payouts will be higher while both Annuitants are alive.

PAYMENTS FOR A PERIOD CERTAIN

We agree to make payments for a specified time. The minimum period that you can select is 5 years. The maximum period that you can select is 100 years minus your Annuitant's age. If, at the death of the Annuitant, Annuity Payouts have been made for less than the time period selected, then the Beneficiary may elect to continue the remaining Annuity Payouts or receive the Commuted Value in one sum.

THE HARTFORD'S PRINCIPAL FIRST PAYOUT OPTION

If you elect The Hartford's Principal First and later decide to annuitize your Contract, you may choose another Annuity Payout Option in addition to those Annuity Payout Options offered in the Contract. Under this Fixed Annuity Payout Option, called The Hartford's Principal First Payout Option, Hartford will pay a fixed dollar amount for a specific number of years ("Payout Period"). If you, the joint Contract Owner or the Annuitant should die before the Payout Period is complete the remaining payments will be made to the Beneficiary. The Payout Period is determined on the Annuity Calculation Date and it will equal the current Benefit Amount divided by the Benefit Payment. The total amount of the Annuity Payouts under this option will be equal to the Benefit Amount.

IMPORTANT INFORMATION:

- YOU CANNOT SURRENDER YOUR CONTRACT ONCE ANNUITY PAYOUTS BEGIN, UNLESS YOU HAVE SELECTED LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, JOINT AND LAST SURVIVOR LIFE ANNUITY WITH PAYMENTS FOR A PERIOD CERTAIN, OR PAYMENTS FOR A PERIOD CERTAIN VARIABLE DOLLAR AMOUNT ANNUITY PAYOUT OPTION.

- For qualified Contracts, if you elect an Annuity Payout Option with a Period Certain, the guaranteed number of years must be less than the life expectancy of the Annuitant at the time the Annuity Payouts begin. We compute life expectancy using the IRS mortality tables.

- AUTOMATIC ANNUITY PAYOUTS -- If you do not elect an Annuity Payout Option, Annuity Payouts will automatically begin on the Annuity Commencement Date under the Life Annuity with Payments for a Period Certain Annuity Payout Option with a ten-year period certain. Automatic Annuity Payouts will be based on the investment allocation of your Account in effect on the Annuity Commencement Date. Automatic Annuity Payouts will be based on an Assumed Investment Return equal to 5%.

3.    HOW OFTEN DO YOU WANT THE PAYEE TO RECEIVE ANNUITY PAYOUTS?

In addition to selecting an Annuity Commencement Date and an Annuity Payout Option, you must also decide how often you want the Payee to receive Annuity Payouts. You may choose to receive Annuity Payouts:

-   monthly,

-   quarterly,

-   semi-annually, or

-   annually.

Once you select a frequency, it cannot be changed. If you do not make a selection, the Payee will receive monthly Annuity Payouts. You must select a frequency that results in an Annuity Payout of at least $50. If the amount falls below $50, we have the right to change the frequency to bring the Annuity Payout up to at least $50. For Contracts issued in New York, the minimum monthly Annuity Payout is $20.

4. WHAT IS THE ASSUMED INVESTMENT RETURN?

The Assumed Investment Return ("AIR") is the investment return you select before we start to make Annuity Payouts. It is a critical assumption for calculating variable dollar amount Annuity Payouts. The first Annuity Payout will be based upon the AIR. The remaining Annuity Payouts will fluctuate based on the performance of the underlying Funds.

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                                                                          27

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Subject to the approval of your State, you can select one of three AIRs: 3%, 5%
or 6%. The greater the AIR, the greater the initial Annuity Payout. But a higher AIR may result in smaller potential growth in future Annuity Payouts when the Sub-Accounts earn more than the AIR. On the other hand, a lower AIR results in a lower initial Annuity Payout, but future Annuity Payouts have the potential to be greater when the Sub-Accounts earn more than the AIR.

For example, if the second monthly Annuity Payout is the same as the first, the Sub-Accounts earned exactly the same return as the AIR. If the second monthly Annuity Payout is more than the first, the Sub-Accounts earned more than the AIR. If the second Annuity Payout is less than the first, the Sub-Account earned less than the AIR.

Level variable dollar amount Annuity Payouts would be produced if the investment returns remained constant and equal to the AIR. In fact, Annuity Payouts will vary up or down as the investment rate varies up or down from the AIR. The degree of the variation depends on the AIR you select.

5. DO YOU WANT ANNUITY PAYOUTS TO BE FIXED-DOLLAR AMOUNT OR VARIABLE-DOLLAR AMOUNT?

You may choose an Annuity Payout Option with fixed dollar amounts or variable dollar amounts, depending on your income needs.

FIXED DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a fixed dollar amount Annuity Payout begins, you cannot change your selection to receive variable dollar amount Annuity Payouts. You will receive equal fixed dollar amount Annuity Payouts throughout the Annuity Payout period. Fixed dollar amount Annuity Payout amounts are determined by multiplying the Contract Value, minus any applicable Premium Taxes, by an annuity rate. The annuity rate is set by us and is not less than the rate specified in the Fixed Payment Annuity tables in your Contract.

VARIABLE DOLLAR AMOUNT ANNUITY PAYOUTS -- Once a variable dollar amount Annuity Payout begins, you cannot change your selection to receive a fixed dollar amount Annuity Payout. A variable dollar amount Annuity Payout is based on the investment performance of the Sub-Accounts. The variable dollar amount Annuity Payouts may fluctuate with the performance of the underlying Funds. To begin making variable dollar amount Annuity Payouts, we convert the first Annuity Payout amount to a set number of Annuity Units and then price those units to determine the Annuity Payout amount. The number of Annuity Units that determines the Annuity Payout amount remains fixed unless you transfer units between Sub-Accounts.

The dollar amount of the first variable Annuity Payout depends on:

-   the Annuity Payout Option chosen,

-   the Annuitant's attained age and gender (if applicable), and,

- the applicable annuity purchase rates based on the 1983a Individual Annuity Mortality table

-   the Assumed Investment Return

The total amount of the first variable dollar amount Annuity Payout is determined by dividing the Contract Value minus any applicable Premium Taxes, by $1,000 and multiplying the result by the payment factor defined in the Contract for the selected Annuity Payout Option.

The dollar amount of each subsequent variable dollar amount Annuity Payout is equal to the total of Annuity Units for each Sub-Account multiplied by Annuity Unit Value of each Sub-Account.

The Annuity Unit Value of each Sub-Account for any Valuation Period is equal to the Accumulation Unit Value Net Investment Factor for the current Valuation Period multiplied by the Annuity Unit Factor, multiplied by the Annuity Unit Value for the preceding Valuation Period. The Annuity Unit Factor offsets the AIR used to calculate your first variable dollar amount Annuity Payout. The Annuity Unit Factor for a 3% AIR is 0.999919%. The Annuity Unit Factor for a 5% AIR is 0.999866%. The Annuity Unit Factor for a 6% AIR is 0.999840%.

COMBINATION ANNUITY PAYOUTS -- You may choose to receive a combination of fixed dollar amount and variable dollar amount Annuity Payouts as long as they total 100% of your Annuity Payout. For example, you may choose to use 40% fixed dollar amount and 60% variable dollar amount to meet your income needs.

TRANSFER OF ANNUITY UNITS -- After the Annuity Calculation Date, you may transfer dollar amounts of Annuity Units from one Sub-Account to another. On the day you make a transfer, the dollar amounts are equal for both Sub-Accounts and the number of Annuity Units will be different. We will transfer the dollar amount of your Annuity Units the day we receive your written request if received before the close of the New York Stock Exchange. Otherwise, the transfer will be made on the next Valuation Day. All Sub-Account transfers must comply with our Sub-Account transfer restriction policies. For more information on Sub-Account transfer restrictions please see the sub-section entitled "Can I transfer from one Sub-Account to another?" under the section entitled "The Contract."

OTHER PROGRAMS AVAILABLE

We may discontinue, modify or amend any of these Programs or any other Programs we establish. Any change other than termination of a Program will not affect Contract Owners currently enrolled in the Program. There is no additional charge for these programs. If you are enrolled in any of these programs while a fund merger, substitution or liquidation takes place, unless otherwise noted in any communication from us; your Contract Value invested in such underlying Fund will be transferred automatically to the designated surviving Fund in the case of mergers and any available Money Market Fund in the

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case of Fund liquidations. Your enrollment instructions will be automatically updated to reflect the surviving Fund or a Money Market Fund for any continued and future investments.

AUTOMATIC ADDITIONS PROGRAM -- Automatic Additions is an electronic transfer program that allows you to have money automatically transferred from your checking or savings account, and invested in your Contract. It is available for Premium Payments made after your initial Premium Payment. The minimum amount for each transfer is $50. You can elect to have transfers occur either monthly or quarterly, and they can be made into any Account available in your Contract.

AUTOMATIC INCOME PROGRAM -- The Automatic Income Program allows you to Surrender a percentage of your total Premium Payments each Contract Year. You can Surrender from the Accounts you select systematically on a monthly, quarterly, semiannual, or annual basis. The minimum amount of each Surrender is $100. Amounts taken under this Program if received prior to age 59 1/2, may have adverse tax consequences, including a 10% federal income tax penalty on the taxable portion of the Surrender payment.

ASSET ALLOCATION PROGRAM -- Asset Allocation is a program that allows you to choose an allocation for your Sub-Accounts to help you reach your investment goals. The Contract offers model allocations with pre-selected Sub-Accounts and percentages that have been established for each type of investor ranging from conservative to aggressive. Over time, Sub-Account performance may cause your Contract's allocation percentages to change, but under the Asset Allocation Program, your Sub-Account allocations are rebalanced to the percentages in the current model you have chosen. You can transfer freely between allocation models up to twelve times per year. You can only participate in one model at a time.


DOLLAR COST AVERAGING PROGRAMS -- Effective October 4, 2013, the DCA Plus program will no longer be available and we will no longer accept initial or subsequent Premium Payments into the program. Contract Owners who have commenced either a 12-month or 6-month Transfer Program prior to October 4, 2013 will be allowed to complete their current program, but will not be allowed to elect a new program.


We currently offer two different types of Dollar Cost Averaging Programs. If you enroll, you may select either the Fixed Amount DCA Program or the Earnings/Interest DCA Program. The Fixed Amount DCA Program allows you to regularly transfer an amount you select from any Sub-Account into a different Sub-Account. The Earnings/Interest DCA Program allows you to regularly transfer earnings from a Sub-Account into a different Sub-Account. For either Program, you may select transfers on a monthly or quarterly basis, but you must at least make three transfers during the Program. The Fixed Amount DCA Program begins 15 days after the Contract Anniversary the month after you enroll in the Program. The Earnings/Interest DCA Program begins at the end of the length of the transfer period you selected plus two business days. That means if you select a monthly transfer, your Earnings/Interest DCA Program will begin one month plus two business days after your enrollment. Dollar Cost Averaging Programs do not guarantee a profit or protect against investment losses.

OTHER PROGRAM CONSIDERATIONS

- You may terminate your enrollment in any Program (other than Dollar Cost Averaging Programs) at any time.

- We may discontinue, modify or amend any of these Programs at any time. We will automatically and unilaterally amend your enrollment instructions if:

       - any Fund is merged or substituted into another Fund -- then your allocations will be directed to the surviving Fund;

       - any Fund is liquidated -- then your allocations will be directed to any available money market Fund; or

       - any Fund closes to new investments -- then your allocations to that Fund will be pro-rated among remaining available Funds.

     You may always provide us with updated instructions following any of these events.

- Continuous or periodic investment neither insures a profit nor protects against a loss in declining markets. Because these Programs involve continuous investing regardless of fluctuating price levels, you should carefully consider your ability to continue investing through periods of fluctuating prices.

- If you make systematic transfers from the Fixed Accumulation Feature under a Dollar Cost Averaging Program or DCA Plus Program, you must wait 6 months after your last systematic transfer before moving Sub-Account Values back to the Fixed Accumulation Feature.

-   These Programs may be adversely affected by Fund trading policies.

OTHER INFORMATION

ASSIGNMENT -- A non-qualified Contract may be assigned. We must be properly notified in writing of an assignment. Any Annuity Payouts or Surrenders requested or scheduled before we record an assignment will be made according to the instructions we have on record. We are not responsible for determining the validity of an assignment. Assigning a non-qualified Contract may require the payment of income taxes and certain penalty taxes. Please consult a qualified tax adviser before assigning your Contract.

A qualified Contract may not be transferred or otherwise assigned, unless allowed by applicable law.

CONTRACT MODIFICATION -- The Annuitant may not be changed. However, if the Annuitant is still living, the Contingent

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                                                                          29

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Annuitant may be changed at any time prior to the Annuity Commencement Date by sending us written notice.

We may modify the Contract, but no modification will affect the amount or term of any Contract unless a modification is required to conform the Contract to applicable federal or state law. No modification will affect the method by which Contract Values are determined.

HOW CONTRACTS ARE SOLD -- We have entered into a distribution agreement with our affiliate Hartford Securities Distribution Company, Inc. ("HSD") under which HSD serves as the principal underwriter for the Contracts, which are offered on a continuous basis. HSD is registered with the Securities and Exchange Commission under the 1934 Act as a broker-dealer and is a member of the NASD. The principal business address of HSD is the same as ours. PLANCO Financial Services, LLC a subsidiary of Hartford Life Insurance Company, provides marketing support for us. Woodbury Financial Services, Inc. is another affiliated broker-dealer that sells this Contract.


HSD has entered into selling agreements with affiliated and unaffiliated broker-dealers, and financial institutions ("Financial Intermediaries") for the sale of the Contracts. We pay compensation to HSD for sales of the Contracts by Financial Intermediaries. HSD, in its role as principal underwriter, did not retain any underwriting commissions for the fiscal year ended December 31, 2012. Contracts will be sold by individuals who have been appointed by us as insurance agents and who are registered representatives of Financial Intermediaries ("Registered Representatives").


The Core (the version of this Contract that we call "Core" has no specific marketing name) and Edge Contracts may be sold directly to the following individuals free of any sales commission: (1) current or retired officers, directors, trustees and employees (and their families) of our ultimate corporate parent and affiliates; and (2) employees and Registered Representatives (and their families) of Financial Intermediaries. If applicable, we will credit the Contract with a one-time only credit of 5.0% of the initial Premium Payment. This additional percentage of Premium Payment in no way affects current or future charges, rights, benefits or account values of other Contract Owners.

We list below types of arrangements that help to incentivize sales people to sell our suite of variable annuities. Not all arrangements necessarily affect each variable annuity. These types of arrangements could be viewed as creating conflicts of interest.

Financial Intermediaries receive commissions (described below under "Commissions"). Certain selected Financial Intermediaries also receive additional compensation (described below under "Additional Payments"). All or a portion of the payments we make to Financial Intermediaries may be passed on to Registered Representatives according to a Financial Intermediary's internal compensation practices.

Affiliated broker-dealers also employ individuals called "wholesalers" in the sales process. Wholesalers typically receive commissions based on the type of Contract or optional benefits sold. Commissions are based on a specified amount of Premium Payments or Contract Value.

COMMISSIONS

Upfront commissions paid to Financial Intermediaries generally range from 1% to up to 7% of each Premium Payment you pay for your Contract. Trail commissions (fees paid for customers that maintain their Contracts generally for more than 1 year) range up to 1.20% of your Contract Value. We pay different commissions based on the Contract variation that you buy. We may pay a lower commission for sales to people over age 80.

Commission arrangements vary from one Financial Intermediary to another. We are not involved in determining your Registered Representative's compensation. Under certain circumstances, your Registered Representative may be required to return all or a portion of the commissions paid.

Check with your Registered Representative to verify whether your account is a brokerage or an advisory account. Your interests may differ from ours and your Registered Representative (or the Financial Intermediary with which they are associated). Please ask questions to make sure you understand your rights and any potential conflicts of interest. If you are an advisory client, your Registered Representative (or the Financial Intermediary with which they are associated) can be paid both by you and by us based on what you buy. Therefore, profits, and your Registered Representative's (or their Financial Intermediary's) compensation, may vary by product and over time. Contact an appropriate person at your Financial Intermediary with whom you can discuss these differences.

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ADDITIONAL PAYMENTS

Subject to NASD and Financial Intermediary rules, we (or our affiliates) also pay the following types of promotional fees to encourage the sale of this Contract. These additional payments could create an incentive for your Registered Representative, and the Financial Intermediary with which they are associated, to recommend products that pay them more than others.

ADDITIONAL
PAYMENT TYPE                                                     WHAT IT'S USED FOR
-------------------------------------------------------------------------------------------------------------------------------
Access                Access to Registered Representatives and/or Financial Intermediaries such as one-on-one wholesaler visits.
Gifts &               Occasional meals and entertainment, tickets to sporting events and nominal gifts.
Entertainment
Marketing             Joint marketing campaigns and/or Financial Intermediary event advertising/participation; sponsorship of
                      Financial Intermediary sales contests and/or promotions in which participants (including Registered
                      Representatives) receive prizes such as travel awards, merchandise and recognition.
Marketing Expense     Pay Fund-related parties for wholesaler support, training and marketing activities for certain Funds.
Allowances
Support               Sales support through such things as providing hardware and software, operational and systems integration, links to our website from a Financial Intermediary's websites; shareholder services
                      (including sub-accounting and the preparation of account statements and other communications), sponsorship of Financial Intermediary due diligence meetings; and/or expense allowances and reimbursements.
Training              Educational, sales or training seminars, conferences and programs, sales and service desk training, and/or client or prospect seminar sponsorships.
Visibility            Inclusion of our products on a Financial Intermediary's "preferred list"; participation in, or visibility at, national and regional conferences; and/or articles in Financial Intermediary publications highlighting our products and services.
Volume                Pay for the overall volume of their sales or the amount of money investing in our products.


As of December 31, 2012, we have entered into arrangements to make Additional Payments (excluding Marketing Expense Allowances and Travel & Entertainment) to the following Financial Intermediaries for our entire suite of variable annuities:



AIG Advisors Group, Inc., (FSC Securities Corporation, Royal Alliance Assoc., Inc., Sagepoint Financial), Allen & Company of Florida, Inc., Bancwest Investment Services, Inc., BBVA Compass Inv. Solutions, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research Inc., Capital Analyst Inc., Centaurus Financial, Inc., Cetera Financial Group (Cetera Financial Specialists, LLC, Cetera Investment Services, LLC, Cetera Advisors, LLC, Cetera Advisor Networks, LLC, CCO Investment Services Corp., Citigroup Global Markets, Inc., Comerica Securities, Inc., Commonwealth Financial Network, Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP, Edward D. Jones & Co., LLP, Fifth Third Securities, Inc., First Allied Securities, Inc., First Citizens Investor Services, Inc., First Tennessee Brokerage Inc., Frost Brokerage Services, Inc., H. Beck, Inc., H.D. Vest Investment Services, Harbour Investments, Inc., Heim, Young & Associates, Inc., Huntington Investment Company, Infinex Investment, Inc., ING Financial Partners, Multi-Financial Securities Corp., Primevest Financial Services, Inc.,), Investacorp, Inc., Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, Janney Montgomery Scott, Inc., Key Investment Services, Lincoln Financial Advisors Corp., Lincoln Financial Securities Corp., Lincoln Investment Planning, LPL Financial Corporation, M&T Securities, Inc., Merrill Lynch Pierce Fenner & Smith, MML Investor Services Inc., Morgan Keegan & Company, Inc., Morgan Stanley Smith Barney, LLC, (various divisions and affiliates), Newbridge Securities Corp., NEXT Financial Group, Inc., NFP Securities, Inc., Prime Capital Services, Inc., Prospera Financial Services, Inc., Raymond James & Associates, Inc., Raymond James Financial Services, RBC Capital Markets., Robert
W. Baird & Co. Inc., Rogan & Associates, Securities America, Inc., Sigma Financial Corporation, Sorrento Pacific Financial LLC, Summit Brokerage Services Inc., Sun Trust Investment Services, TFS Securities, Inc., The Investment Center, Inc., Thurston, Springer, Miller, Herd & Titak, Inc., Transamerica Financial Advisors, Triad Advisors, Inc., U.S. Bancorp Investments, Inc., Unionbanc Investment Services, UBS Financial Services, Inc., Vanderbilt Securities, LLC, Wells Fargo Advisors LLC (various divisions), Woodbury Financial Services, Inc. (an affiliate of ours).



Inclusion on this list does not imply that these sums necessarily constitute "special cash compensation" as defined by FINRA Conduct Rule 2830(l)(4). We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify any investor whether their investment professional is or should be included in any such listing.



As of December 31, 2012, we have entered into arrangements to pay Marketing Expense Allowances to the following Fund Companies (or affiliated parties) for our entire suite of variable annuities: American Variable Insurance Series & Capital

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Research and Management Company & Oppenheimer Variable Account Funds &
Oppenheimer Funds Distributor, Inc. Marketing Expense Allowances may vary based on the form of Contract sold and the age of the purchaser. We will endeavor to update this listing annually and interim arrangements may not be reflected. We assume no duty to notify you whether any Financial Intermediary is or should be included in any such listing. You are encouraged to review the prospectus for each Fund for any other compensation arrangements pertaining to the distribution of Fund shares.



For the fiscal year ended December 31, 2012, Additional Payments did not in the aggregate exceed approximately $29 million (excluding corporate-sponsorship related perquisites and Marketing Expense Allowances) or approximately 0.05% of average total individual variable annuity assets. Marketing Expense Allowances for this period did not exceed $0.2 million or approximately 0.15% of the Premium Payments invested in a particular Fund during this period. Financial Intermediaries that received Additional Payments in 2012, but do not have an ongoing contractual relationship, are listed in the Statement of Additional Information.


LEGAL MATTERS


There continues to be significant federal and state regulatory activity relating to financial services companies. Like other insurance companies, we are involved in lawsuits, arbitrations, and regulatory/legal proceedings. Certain of the lawsuits and legal actions the Company is involved in assert claims for substantial amounts. While it is not possible to predict with certainty the ultimate outcome of any pending or future case, legal proceeding or regulatory action, we do not expect the ultimate result of any of these actions to result in a material adverse effect on the Company or its Separate Accounts. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, an adverse outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.


MORE INFORMATION

You may call your Account Executive if you have any questions or write or call us at the address below:


Hartford Life Insurance Company/Hartford Life and
Annuity Insurance Company
PO Box 14293
Lexington, KY 40512-4293.


Telephone:  1-800-862-6668 (Contract Owners)
            1-800-862-4397 (Account Executives)

FINANCIAL STATEMENTS

You can find financial statements of the Separate Account and Hartford in the Statement of Additional Information. To receive a copy of the Statement of Additional Information free of charge, call your representative or complete the form at the end of this prospectus and mail the form to us at the address indicated on the form.

FEDERAL TAX CONSIDERATIONS

A. INTRODUCTION

The following summary of tax rules does not provide or constitute any tax advice. It provides only a general discussion of certain of the expected federal income tax consequences with respect to amounts contributed to, invested in or received from a Contract, based on our understanding of the existing provisions of the Code, Treasury Regulations thereunder, and public interpretations thereof by the IRS (e.g., Revenue Rulings, Revenue Procedures or Notices) or by published court decisions. This summary discusses only certain federal income tax consequences to United States Persons, and does not discuss state, local or foreign tax consequences. The term United States Persons means citizens or residents of the United States, domestic corporations, domestic partnerships, trust or estates that are subject to United States federal income tax, regardless of the source of their income. See "Annuity Purchases by Nonresident Aliens and Foreign Corporations," regarding annuity purchases by non-U.S. Persons or residents.

This summary has been prepared by us after consultation with tax counsel, but no opinion of tax counsel has been obtained. We do not make any guarantee or representation regarding any tax status (e.g., federal, state, local or foreign) of any Contract or any transaction involving a Contract. In addition, there is always a possibility that the tax treatment of an annuity contract could change by legislation or other means (such as regulations, rulings or judicial decisions). Moreover, it is always possible that any such change in tax treatment could be made retroactive (that is, made effective prior to the date of the change). Accordingly, you should consult a qualified tax adviser for complete information and advice before purchasing a Contract.

In addition, this discussion does not address many of the tax consequences if you use the Contract in various arrangements, including Charitable Remainder Trusts, tax-qualified retirement arrangements, deferred compensation plans, split-dollar insurance arrangements, or other employee benefit arrangements. The tax consequences of any such arrangement may vary depending on the particular facts and circumstances of each individual arrangement and whether the arrangement satisfies certain tax qualification or classification requirements. In addition, the tax rules affecting such an arrangement may have changed recently, e.g., by legislation or regulations that affect compensatory or employee benefit arrangements. Therefore, if you are contemplating the use of a Contract in any arrangement the value of which to you depends in part on its tax consequences, you should consult a qualified tax adviser regarding the tax treatment of the proposed arrangement and of any Contract used in it.


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THE DISCUSSION SET FORTH BELOW IS INCLUDED FOR GENERAL PURPOSES ONLY. SPECIAL
TAX RULES MAY APPLY WITH RESPECT TO CERTAIN SITUATIONS THAT ARE NOT DISCUSSED HEREIN. EACH POTENTIAL PURCHASER OF A CONTRACT IS ADVISED TO CONSULT WITH A QUALIFIED TAX ADVISER AS TO THE CONSEQUENCES OF ANY AMOUNTS INVESTED IN A CONTRACT UNDER APPLICABLE FEDERAL, STATE, LOCAL OR FOREIGN TAX LAW.

B. TAXATION OF HARTFORD AND THE SEPARATE ACCOUNT

The Separate Account is taxed as part of Hartford which is taxed as a life insurance company under Subchapter L of Chapter 1 of the Code. Accordingly, the Separate Account will not be taxed as a "regulated investment company" under Subchapter M of Chapter 1 of the Code. Investment income and any realized capital gains on assets of the Separate Account are reinvested and taken into account in determining the value of the Accumulation and Annuity Units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the Contract.

Currently, no taxes are due on interest, dividends and short-term or long-term capital gain earned by the Separate Account with respect to the Contracts. Hartford is entitled to certain tax benefits related to the investment of company assets, including assets of the Separate Account. These tax benefits, which may include the foreign tax credit and the corporate dividends received deduction, are not passed back to you since Hartford is the owner of the assets from which the tax benefits are derived.

C. TAXATION OF ANNUITIES -- GENERAL PROVISIONS AFFECTING CONTRACTS NOT HELD IN TAX-QUALIFIED RETIREMENT PLANS

Section 72 of the Code governs the taxation of annuities in general.

    1.   NON-NATURAL PERSONS AS OWNERS

Pursuant to Code Section 72(u), an annuity contract held by a taxpayer other than a natural person generally is not treated as an annuity contract under the Code. Instead, such a non-natural Contract Owner generally could be required to include in gross income currently for each taxable year the excess of (a) the sum of the Contract Value as of the close of the taxable year and all previous distributions under the Contract over (b) the sum of net premiums paid for the taxable year and any prior taxable year and the amount includable in gross income for any prior taxable year with respect to the Contract under Section 72(u). However, Section 72(u) does not apply to:

- A contract the nominal owner of which is a non-natural person but the beneficial owner of which is a natural person (e.g., where the non-natural owner holds the contract as an agent for the natural person),

- A contract acquired by the estate of a decedent by reason of such decedent's death,

- Certain contracts acquired with respect to tax-qualified retirement arrangements,

- Certain contracts held in structured settlement arrangements that may qualify under Code Section 130, or

- A single premium immediate annuity contract under Code Section 72(u)(4), which provides for substantially equal periodic payments and an annuity starting date that is no later than 1 year from the date of the contract's purchase.

A non-natural Contract Owner that is a tax-exempt entity for federal tax purposes (e.g., a tax-qualified retirement trust or a Charitable Remainder Trust) generally would not be subject to federal income tax as a result of such current gross income under Code Section 72(u). However, such a tax-exempt entity, or any annuity contract that it holds, may need to satisfy certain tax requirements in order to maintain its qualification for such favorable tax treatment. See, e.g., IRS Tech. Adv. Memo. 9825001 for certain Charitable Remainder Trusts.

Pursuant to Code Section 72(s), if the Contract Owner is a non-natural person, the primary annuitant is treated as the "holder" in applying the required distribution rules described below. These rules require that certain distributions be made upon the death of a "holder." In addition, for a non-natural owner, a change in the primary annuitant is treated as the death of the "holder." However, the provisions of Code Section 72(s) do not apply to certain contracts held in tax-qualified retirement arrangements or structured settlement arrangements.


For tax years beginning after December 31, 2012, estates and trusts with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the estate's or trust's adjusted gross income for the taxable year.


    2.   OTHER CONTRACT OWNERS (NATURAL PERSONS).

A Contract Owner is not taxed on increases in the value of the Contract until an amount is received or deemed received, e.g., in the form of a lump sum payment (full or partial value of a Contract) or as Annuity payments under the settlement option elected.


The provisions of Section 72 of the Code concerning distributions are summarized briefly below. Also summarized are special rules affecting distributions from Contracts obtained in a tax-free exchange for other annuity contracts or life insurance contracts which were purchased prior to August 14, 1982. For tax years beginning after December 31, 2012, individuals with gross income from annuities may be subject to an additional tax (Unearned Income Medicare Contribution) of 3.8%, depending upon the amount of the individual's modified adjusted gross income for the taxable year.


       a.   DISTRIBUTIONS PRIOR TO THE ANNUITY COMMENCEMENT DATE.

i. Total premium payments less amounts received which were not includable in gross income equal the

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      "investment in the contract" under Section 72 of the Code.

ii. To the extent that the value of the Contract (ignoring any surrender charges except on a full surrender) exceeds the "investment in the contract," such excess constitutes the "income on the contract." It is unclear what value should be used in determining the "income on the contract." We believe that the current Contract Value (determined without regard to the surrender charges) generally is an appropriate measure. However, in some instances, the IRS could take the position that the value should be the current Contract Value (determined without regard to the surrender charges) increased by some measure of the value of certain future cash-value type benefits.

iii. Any amount received or deemed received prior to the Annuity Commencement Date (e.g., upon a withdrawal or partial surrender) is deemed to come first from any such "income on the contract" and then from "investment in the contract," and for these purposes such "income on the contract" shall be computed by reference to any aggregation rule in subparagraph 2.c. below. As a result, any such amount received or deemed received (1) shall be includable in gross income to the extent that such amount does not exceed any such "income on the contract," and (2) shall not be includable in gross income to the extent that such amount does exceed any such "income on the contract." If at the time that any amount is received or deemed received there is no "income on the contract" (e.g., because the gross value of the Contract does not exceed the "investment in the contract" and no aggregation rule applies), then such amount received or deemed received will not be includable in gross income, and will simply reduce the "investment in the contract."

iv. The receipt of any amount as a loan under the Contract or the assignment or pledge of any portion of the value of the Contract shall be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

v. In general, the transfer of the Contract, without full and adequate consideration, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b. This transfer rule does not apply, however, to certain transfers of property between spouses or incident to divorce.

vi. In general, any amount actually received under the Contract as a Death Benefit, including an optional Death Benefit, if any, will be treated as an amount received for purposes of this subparagraph a. and the next subparagraph b.

       b.  DISTRIBUTIONS AFTER ANNUITY COMMENCEMENT DATE.

Annuity payments made periodically after the Annuity Commencement Date are includable in gross income to the extent the payments exceed the amount determined by the application of the ratio of the "investment in the contract" to the total amount of the payments to be made after the Annuity Commencement Date (the "exclusion ratio").

i. When the total of amounts excluded from income by application of the exclusion ratio is equal to the investment in the contract as of the Annuity Commencement Date, any additional payments (including surrenders) will be entirely includable in gross income.

ii. If the annuity payments cease by reason of the death of the Annuitant and, as of the date of death, the amount of annuity payments excluded from gross income by the exclusion ratio does not exceed the investment in the contract as of the Annuity Commencement Date, then the remaining portion of unrecovered investment shall be allowed as a deduction for the last taxable year of the Annuitant.

iii. Generally, nonperiodic amounts received or deemed received after the Annuity Commencement Date are not entitled to any exclusion ratio and shall be fully includable in gross income. However, upon a full surrender after such date, only the excess of the amount received (after any surrender charge) over the remaining "investment in the contract" shall be includable in gross income (except to the extent that the aggregation rule referred to in the next subparagraph c. may apply).

       c.   AGGREGATION OF TWO OR MORE ANNUITY CONTRACTS.

Contracts issued after October 21, 1988 by the same insurer (or affiliated insurer) to the same owner within the same calendar year (other than certain contracts held in connection with tax-qualified retirement arrangements) will be aggregated and treated as one annuity contract for the purpose of determining the taxation of distributions prior to the Annuity Commencement Date. An annuity contract received in a tax-free exchange for another annuity contract or life insurance contract may be treated as a new contract for this purpose. We believe that for any Contracts subject to such aggregation, the values under the Contracts and the investment in the contracts will be added together to determine the taxation under subparagraph 2.a., above, of amounts received or deemed received prior to the Annuity Commencement Date. Withdrawals will first be treated first as withdrawals of income until all of the income from all such Contracts is withdrawn. In addition, the Treasury Department has specific authority under the aggregation rules in Code Section 72(e)(12) to issue regulations to prevent the avoidance of the income-out-first rules for non-periodic distributions through the serial purchase of annuity contracts or otherwise. As of the date of this prospectus, there are no regulations interpreting these aggregation provisions.

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34

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       d.  10% PENALTY TAX -- APPLICABLE TO CERTAIN WITHDRAWALS AND ANNUITY
           PAYMENTS.

i. If any amount is received or deemed received on the Contract (before or after the Annuity Commencement Date), the Code applies a penalty tax equal to ten percent of the portion of the amount includable in gross income, unless an exception applies.

ii.  The 10% penalty tax will not apply to the following distributions:

       1. Distributions made on or after the date the recipient has attained the age of 59 1/2.

       2. Distributions made on or after the death of the holder or where the holder is not an individual, the death of the primary annuitant.

       3.   Distributions attributable to a recipient's becoming disabled.

       4. A distribution that is part of a scheduled series of substantially equal periodic payments (not less frequently than annually) for the life (or life expectancy) of the recipient (or the joint lives or life expectancies of the recipient and the recipient's designated Beneficiary).

       5. Distributions made under certain annuities issued in connection with structured settlement agreements.

       6. Distributions of amounts which are allocable to the "investment in the contract" prior to August 14, 1982 (see next subparagraph e.).

       7. Distributions purchased by an employer upon termination of certain qualified plans and held by the employer until the employee separates from service.

If the taxpayer avoids this 10% penalty tax by qualifying for the substantially equal periodic payments exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the taxpayer has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

       e. SPECIAL PROVISIONS AFFECTING CONTRACTS OBTAINED THROUGH A TAX-FREE EXCHANGE OF OTHER ANNUITY OR LIFE INSURANCE CONTRACTS PURCHASED PRIOR TO AUGUST 14, 1982.

If the Contract was obtained by a tax-free exchange of a life insurance or annuity Contract purchased prior to August 14, 1982, then any amount received or deemed received prior to the Annuity Commencement Date shall be deemed to come
(1) first from the amount of the "investment in the contract" prior to August 14, 1982 ("pre-8/14/82 investment") carried over from the prior Contract, (2) then from the portion of the "income on the contract" (carried over to, as well as accumulating in, the successor Contract) that is attributable to such pre-8/14/82 investment, (3) then from the remaining "income on the contract" and
(4) last from the remaining "investment in the contract." As a result, to the extent that such amount received or deemed received does not exceed such pre-8/14/82 investment, such amount is not includable in gross income. In addition, to the extent that such amount received or deemed received does not exceed the sum of (a) such pre-8/14/82 investment and (b) the "income on the contract" attributable thereto, such amount is not subject to the 10% penalty tax. In all other respects, amounts received or deemed received from such post-exchange Contracts are generally subject to the rules described in this subparagraph e.

       f.   REQUIRED DISTRIBUTIONS

i.   Death of Contract Owner or Primary Annuitant

      Subject to the alternative election or spouse beneficiary provisions in ii or iii below:

       1. If any Contract Owner dies on or after the Annuity Commencement Date and before the entire interest in the Contract has been distributed, the remaining portion of such interest shall be distributed at least as rapidly as under the method of distribution being used as of the date of such death;

       2. If any Contract Owner dies before the Annuity Commencement Date, the entire interest in the Contract shall be distributed within 5 years after such death; and

       3. If the Contract Owner is not an individual, then for purposes of 1. or 2. above, the primary annuitant under the Contract shall be treated as the Contract Owner, and any change in the primary annuitant shall be treated as the death of the Contract Owner. The primary annuitant is the individual, the events in the life of whom are of primary importance in affecting the timing or amount of the payout under the Contract.

ii.  Alternative Election to Satisfy Distribution Requirements

      If any portion of the interest of a Contract Owner described in i. above is payable to or for the benefit of a designated beneficiary, such beneficiary may elect to have the portion distributed over a period that does not extend beyond the life or life expectancy of the beneficiary. Such distributions must begin within a year of the Contract Owner's death.

iii.  Spouse Beneficiary

      If any portion of the interest of a Contract Owner is payable to or for the benefit of his or her spouse, and the Annuitant or Contingent Annuitant is living, such spouse shall be treated as the Contract Owner of such portion for purposes of section i. above. This spousal contract continuation shall apply only once for this Contract.


iv.  Civil Union or Domestic Partner



      Upon the death of the Contract Owner prior to the Annuity Commencement Date, if the designated beneficiary


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                                                                          35

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      is the surviving civil union or domestic partner of the Contract Owner pursuant to a civil union or domestic partnership recognized under state law, then such designated beneficiary's right to continue the Contract as the succeeding Contract Owner will be contingent, among other things, upon the treatment of such designed beneficiary as the spouse of the Contract Owner under Code Section 72(s) (or any successor provision). Currently, Federal tax law only recognizes spouses if they are married individuals of the opposite sex. Consequently, such designated beneficiary who is not recognized as a "spouse" under Federal tax law will not be able to continue the Contract and the entire interest in the Contract must be distributed within five years of the Contract Owner's death or under the Alternative Election.


       g.   ADDITION OF RIDER OR MATERIAL CHANGE.

The addition of a rider to the Contract, or a material change in the Contract's provisions, could cause it to be considered newly issued or entered into for tax purposes, and thus could cause the Contract to lose certain grandfathered tax status. Please contact your tax adviser for more information.

       h.  PARTIAL EXCHANGES.

The IRS in Rev. Rul. 2003-76 has confirmed that the owner of an annuity contract can direct its insurer to transfer a portion of the contract's cash value directly to another annuity contract (issued by the same insurer or by a different insurer), and such a direct transfer can qualify for tax-free exchange treatment under Code Section 1035 (a "partial exchange"). However, Rev. Rul. 2003-76 also refers to caveats and additional guidance in the companion Notice 2003-51, which discusses cases in which a partial exchange is followed by a surrender, withdrawal or other distribution from either the old contract or the new contract. Notice 2003-51 specifically indicates that the IRS is considering
(1) under what circumstances it should treat a partial exchange followed by such a distribution within 24 months as presumptively for "tax avoidance" purposes (e.g., to avoid the income-out-first rules on amounts received under Code
Section 72) and (2) what circumstances it should treat as rebutting such a presumption (e.g., death, disability, reaching age 59 1/2, divorce or loss of employment). Accordingly, we advise you to consult with a qualified tax adviser as to potential tax consequences before attempting any partial exchange.

    3.   DIVERSIFICATION REQUIREMENTS.

The Code requires that investments supporting your Contract be adequately diversified. Code Section 817(h) provides that a variable annuity contract will not be treated as an annuity contract for any period during which the investments made by the separate account or underlying fund are not adequately diversified. If a contract is not treated as an annuity contract, the contract owner will be subject to income tax on annual increases in cash value.

The Treasury Department's diversification regulations under Code Section 817(h) require, among other things, that:

- no more than 55% of the value of the total assets of the segregated asset account underlying a variable contract is represented by any one investment,

-   no more than 70% is represented by any two investments,

-   no more than 80% is represented by any three investments and

-   no more than 90% is represented by any four investments.

In determining whether the diversification standards are met, all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are each treated as a single investment. In the case of government securities, each government agency or instrumentality is treated as a separate issuer.

A separate account must be in compliance with the diversification standards on the last day of each calendar quarter or within 30 days after the quarter ends. If an insurance company inadvertently fails to meet the diversification requirements, the company may still comply within a reasonable period and avoid the taxation of contract income on an ongoing basis. However, either the insurer or the contract owner must agree to pay the tax due for the period during which the diversification requirements were not met.

    4.   TAX OWNERSHIP OF THE ASSETS IN THE SEPARATE ACCOUNT.

In order for a variable annuity contract to qualify for tax income deferral, assets in the separate account supporting the contract must be considered to be owned by the insurance company, and not by the contract owner, for tax purposes. The IRS has stated in published rulings that a variable contract owner will be considered the "owner" of separate account assets for income tax purposes if the contract owner possesses sufficient incidents of ownership in those assets, such as the ability to exercise investment control over the assets. In circumstances where the variable contract owner is treated as the "tax owner" of certain separate account assets, income and gain from such assets would be includable in the variable contract owner's gross income. The Treasury Department indicated in 1986 that, in regulations or revenue rulings under Code Section 817(d) (relating to the definition of a variable contract), it would provide guidance on the extent to which contract owners may direct their investments to particular subaccounts without being treated as tax owners of the underlying shares. Although no such regulations have been issued to date, the IRS has issued a number of rulings that indicate that this issue remains subject to a facts and circumstances test for both variable annuity and life insurance contracts.

For instance, the IRS in Rev. Rul. 2003-92, amplified by Rev. Rul. 2007-7, reiterated its position in prior rulings that, where shares in a fund offered in an insurer's separate account are not available exclusively through the purchase of a variable

36

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insurance contract (e.g., where such shares can be purchased directly by the general public or others without going through such a variable contract), such "public availability" means that such shares should be treated as owned directly by the contract owner (and not by the insurer) for tax purposes, as if such contract owner had chosen instead to purchase such shares directly (without going through the variable contract). None of the shares or other interests in the fund choices offered in our Separate Account for your Contract are available for purchase except through an insurer's variable contracts or by other permitted entities.

The IRS in Rev. Rul. 2003-91 also indicated that an insurer could provide as many as 20 fund choices for its variable contract owners (each with a general investment strategy, e.g., a small company stock fund or a special industry fund) under certain circumstances, without causing such a contract owner to be treated as the tax owner of any of the underlying fund assets. The ruling does not specify the number of fund options, if any, that might prevent a variable contract owner from receiving favorable tax treatment. As a result, we believe that any owner of a Contract also should receive the same favorable tax treatment. However, there is necessarily some uncertainty here as long as the IRS continues to use a facts and circumstances test for investor control and other tax ownership issues. Therefore, we reserve the right to modify the Contract as necessary to prevent you from being treated as the tax owner of any underlying assets.

D. FEDERAL INCOME TAX WITHHOLDING

The portion of an amount received under a Contract that is taxable gross income to the payee is also subject to federal income tax withholding, pursuant to Code
Section 3405, which requires the following:

       1. Non-Periodic Distributions. The portion of a non-periodic distribution that is includable in gross income is subject to federal income tax withholding unless an individual elects not to have such tax withheld ("election out"). We will provide such an "election out" form at the time such a distribution is requested. If the necessary "election out" form is not submitted to us in a timely manner, generally we are required to withhold 10 percent of the includable amount of distribution and remit it to the IRS.

       2. Periodic Distributions (payable over a period greater than one year). The portion of a periodic distribution that is includable in gross income is generally subject to federal income tax withholding as if the payee were a married individual claiming 3 exemptions, unless the individual elects otherwise. An individual generally may elect out of such withholding, or elect to have income tax withheld at a different rate, by providing a completed election form. We will provide such an election form at the time such a distribution is requested. If the necessary "election out" forms are not submitted to us in a timely manner, we are required to withhold tax as if the recipient were married claiming 3 exemptions, and remit this amount to the IRS.

Generally, no "election out" is permitted if the distribution is delivered outside the United States and any possession of the United States. Regardless of any "election out" (or any amount of tax actually withheld) on an amount received from a Contract, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

E. GENERAL PROVISIONS AFFECTING QUALIFIED RETIREMENT PLANS

The Contract may be used for a number of qualified retirement plans. If the Contract is being purchased with respect to some form of qualified retirement plan, please refer to Appendix I for information relative to the types of plans for which it may be used and the general explanation of the tax features of such plans.

F. ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS

The discussion above provides general information regarding U.S. federal income tax consequences to annuity purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal income tax and mandatory withholding on U.S. source taxable annuity distributions at a 30% rate, unless a lower treaty rate applies and any required tax forms are submitted to us. If withholding applies, we are required to withhold tax at the 30% rate, or a lower treaty rate if applicable, and remit it to the IRS. In addition, purchasers may be subject to state premium tax, other state and/or municipal taxes, and taxes that may be imposed by the purchaser's country of citizenship or residence.

G. ESTATE, GIFT AND GENERATION-SKIPPING TAX AND RELATED TAX CONSIDERATIONS

Any amount payable upon a Contract Owner's death, whether before or after the Annuity Commencement Date, is generally includable in the Contract Owner's estate for federal estate tax purposes. Similarly, prior to the Contract Owner's death, the payment of any amount from the Contract, or the transfer of any interest in the Contract, to a beneficiary or other person for less than adequate consideration may have federal gift tax consequences. In addition, any transfer to, or designation of, a non-spouse beneficiary who either is (1) 37 1/2 or more years younger than a Contract Owner or (2) a grandchild (or more remote further descendent) of a Contract Owner may have federal generation-skipping-transfer ("GST") tax consequences under Code Section 2601. Regulations under Code Section 2662 may require us to deduct any such GST tax from your Contract, or from any applicable payment, and pay it directly to the IRS. However, any federal estate, gift or GST tax payment with respect to a Contract could produce an offsetting income tax deduction for a beneficiary or transferee under Code Section 691(c) (partially offsetting such federal estate or GST tax) or a basis increase for a beneficiary or transferee under Code
Section 691(c) or Section 1015(d). In addition, as indicated

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                                                                          37

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above in "Distributions Prior to the Annuity Commencement Date," the transfer of a Contract for less than adequate consideration during the Contract Owner's lifetime generally is treated as producing an amount received by such Contract Owner that is subject to both income tax and the 10% penalty tax. To the extent that such an amount deemed received causes an amount to be includable currently in such Contract Owner's gross income, this same income amount could produce a corresponding increase in such Contract Owner's tax basis for such Contract that is carried over to the transferee's tax basis for such Contract under Code
Section 72(e)(4)(C)(iii) and Section 1015.


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38

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TABLE OF CONTENTS TO STATEMENT OF ADDITIONAL INFORMATION

GENERAL INFORMATION
  Safekeeping of Assets
  Experts
  Non-Participating
  Misstatement of Age or Sex
  Principal Underwriter
PERFORMANCE RELATED INFORMATION
  Total Return for all Sub-Accounts
  Yield for Sub-Accounts
  Money Market Sub-Accounts
  Additional Materials
  Performance Comparisons
ACCUMULATION UNIT VALUES
FINANCIAL STATEMENTS

                                                                     APP I-1

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APPENDIX I -- INFORMATION REGARDING TAX-QUALIFIED RETIREMENT PLANS

This summary does not attempt to provide more than general information about the federal income tax rules associated with use of a Contract by a tax-qualified retirement plan. State income tax rules applicable to tax-qualified retirement plans often differ from federal income tax rules, and this summary does not describe any of these differences. Because of the complexity of the tax rules, owners, participants and beneficiaries are encouraged to consult their own tax advisors as to specific tax consequences.

The Contracts are available to a variety of tax-qualified retirement plans and arrangements (a "Qualified Plan" or "Plan"). Tax restrictions and consequences for Contracts or accounts under each type of Qualified Plan differ from each other and from those for Non-Qualified Contracts. In addition, individual Qualified Plans may have terms and conditions that impose additional rules. Therefore, no attempt is made herein to provide more than general information about the use of the Contract with the various types of Qualified Plans. Participants under such Qualified Plans, as well as Contract Owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to terms and conditions of the Plans themselves or limited by applicable law, regardless of the terms and conditions of the Contract issued in connection therewith. Qualified Plans generally provide for the tax deferral of income regardless of whether the Qualified Plan invests in an annuity or other investment. You should consider if the Contract is a suitable investment if you are investing through a Qualified Plan.

THE FOLLOWING IS ONLY A GENERAL DISCUSSION ABOUT TYPES OF QUALIFIED PLANS FOR WHICH THE CONTRACTS MAY BE AVAILABLE. WE ARE NOT THE PLAN ADMINISTRATOR FOR ANY QUALIFIED PLAN. THE PLAN ADMINISTRATOR OR CUSTODIAN, WHICHEVER IS APPLICABLE, (BUT NOT US) IS RESPONSIBLE FOR ALL PLAN ADMINISTRATIVE DUTIES INCLUDING, BUT NOT LIMITED TO, NOTIFICATION OF DISTRIBUTION OPTIONS, DISBURSEMENT OF PLAN BENEFITS, HANDLING ANY PROCESSING AND ADMINISTRATION OF QUALIFIED PLAN LOANS, COMPLIANCE WITH REGULATORY REQUIREMENTS AND FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS FROM THE PLAN TO PLAN PARTICIPANTS AND, IF APPLICABLE, BENEFICIARIES OF PLAN PARTICIPANTS AND IRA CONTRIBUTIONS FROM PLAN PARTICIPANTS. OUR ADMINISTRATIVE DUTIES ARE LIMITED TO ADMINISTRATION OF THE CONTRACT AND ANY DISBURSEMENTS OF ANY CONTRACT BENEFITS TO THE OWNER, ANNUITANT OR BENEFICIARY OF THE CONTRACT, AS APPLICABLE. OUR TAX REPORTING RESPONSIBILITY IS LIMITED TO FEDERAL AND STATE TAX REPORTING OF INCOME/DISTRIBUTIONS TO THE APPLICABLE PAYEE AND IRA CONTRIBUTIONS FROM THE OWNER OF A CONTRACT, AS RECORDED ON OUR BOOKS AND RECORDS. IF YOU ARE PURCHASING A CONTRACT THROUGH A QUALIFIED PLAN, YOU SHOULD CONSULT WITH YOUR PLAN ADMINISTRATOR AND/OR A QUALIFIED TAX ADVISER. YOU ALSO SHOULD CONSULT WITH A QUALIFIED TAX ADVISER AND/OR PLAN ADMINISTRATOR BEFORE YOU WITHDRAW ANY PORTION OF YOUR CONTRACT VALUE.

The tax rules applicable to Qualified Contracts and Qualified Plans, including restrictions on contributions and distributions, taxation of distributions and tax penalties, vary according to the type of Qualified Plan, as well as the terms and conditions of the Plan itself. Various tax penalties may apply to contributions in excess of specified limits, plan distributions (including loans) that do not comply with specified limits, and certain other transactions relating to such Plans. Accordingly, this summary provides only general information about the tax rules associated with use of a Qualified Contract in such a Qualified Plan. In addition, some Qualified Plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. Owners, participants, and beneficiaries are responsible for determining that contributions, distributions and other transactions comply with applicable tax (and non-tax) law and any applicable Qualified Plan terms. Because of the complexity of these rules, Owners, participants and beneficiaries are advised to consult with a qualified tax adviser as to specific tax consequences.

We do not currently offer the Contracts in connection with all of the types of Qualified Plans discussed below, and may not offer the Contracts for all types of Qualified Plans in the future.

1. INDIVIDUAL RETIREMENT ANNUITIES ("IRAS").

In addition to "traditional" IRAs governed by Code Sections 408(a) and (b) ("Traditional IRAs"), there are Roth IRAs governed by Code Section 408A, SEP IRAs governed by Code Section 408(k), and SIMPLE IRAs governed by Code Section 408(p). Also, Qualified Plans under Code Section 401, 403(b) or 457(b) that include after-tax employee contributions may be treated as deemed IRAs subject to the same rules and limitations as Traditional IRAs. Contributions to each of these types of IRAs are subject to differing limitations. The following is a very general description of each type of IRA for which a Contract is available.

    a.   TRADITIONAL IRAS

Traditional IRAs are subject to limits on the amounts that may be contributed each year, the persons who may be eligible, and the time when minimum distributions must begin. Depending upon the circumstances of the individual, contributions to a Traditional IRA may be made on a deductible or non-deductible basis. Failure to make required minimum distributions ("RMDs") when the Owner reaches age 70 1/2 or dies, as described below, may result in imposition of a 50% penalty tax on any excess of the RMD amount over the amount actually distributed. In addition, any amount received before the Owner reaches age 59 1/2 or dies is subject to a 10% penalty tax on premature distributions, unless a special exception applies, as described below. Under Code Section 408(e), an IRA may not be used for borrowing (or as security for any loan) or in certain prohibited transactions, and such a transaction could lead to the complete tax disqualification of an IRA.

You (or your surviving spouse if you die) may rollover funds tax-free from certain existing Qualified Plans (such as proceeds from existing insurance contracts, annuity contracts or securities) into a Traditional IRA under certain circumstances, as indicated below. However, mandatory tax withholding of 20%

APP I-2

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may apply to any eligible rollover distribution from certain types of Qualified
Plans if the distribution is not transferred directly to the Traditional IRA. In addition, under Code Section 402(c)(11) a non-spouse "designated beneficiary" of a deceased Plan participant may make a tax-free "direct rollover" (in the form of a direct transfer between Plan fiduciaries, as described below in "Rollover Distributions") from certain Qualified Plans to a Traditional IRA for such beneficiary, but such Traditional IRA must be designated and treated as an "inherited IRA" that remains subject to applicable RMD rules (as if such IRA had been inherited from the deceased Plan participant). In addition, such a Plan is not required to permit such a rollover.

IRAs generally may not invest in life insurance contracts. However, an annuity contract that is used as an IRA may provide a death benefit that equals the greater of the premiums paid or the contract's cash value. The Contract offers an enhanced death benefit that may exceed the greater of the Contract Value or total premium payments. The tax rules are unclear as to what extent an IRA can provide a death benefit that exceeds the greater of the IRA's cash value or the sum of the premiums paid and other contributions into the IRA. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    b.  SEP IRAS

Code Section 408(k) provides for a Traditional IRA in the form of an employer-sponsored defined contribution plan known as a Simplified Employee Pension ("SEP") or a SEP IRA. A SEP IRA can have employer, and in limited circumstances employee and salary reduction contributions, as well as higher overall contribution limits than a Traditional IRA, but a SEP is also subject to special tax-qualification requirements (e.g., on participation, nondiscrimination and withdrawals) and sanctions. Otherwise, a SEP IRA is generally subject to the same tax rules as for a Traditional IRA, which are described above. Please note that the IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

    c.   SIMPLE IRAS

The Savings Incentive Match Plan for Employees of small employers ("SIMPLE Plan") is a form of an employer-sponsored Qualified Plan that provides IRA benefits for the participating employees ("SIMPLE IRAs"). Depending upon the SIMPLE Plan, employers may make plan contributions into a SIMPLE IRA established by each eligible participant. Like a Traditional IRA, a SIMPLE IRA is subject to the 50% penalty tax for failure to make a full RMD, and to the 10% penalty tax on premature distributions, as described below. In addition, the 10% penalty tax is increased to 25% for amounts received during the 2-year period beginning on the date you first participated in a qualified salary reduction arrangement pursuant to a SIMPLE Plan maintained by your employer under Code Section 408(p)(2). Contributions to a SIMPLE IRA may be either salary deferral contributions or employer contributions, and these are subject to different tax limits from those for a Traditional IRA. Please note that the SIMPLE IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as an SIMPLE IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

A SIMPLE Plan may designate a single financial institution (a Designated Financial Institution) as the initial trustee, custodian or issuer (in the case of an annuity contract) of the SIMPLE IRA set up for each eligible participant. However, any such Plan also must allow each eligible participant to have the balance in his SIMPLE IRA held by the Designated Financial Institution transferred without cost or penalty to a SIMPLE IRA maintained by a different financial institution. Absent a Designated Financial Institution, each eligible participant must select the financial institution to hold his SIMPLE IRA, and notify his employer of this selection.

If we do not serve as the Designated Financial Institution for your employer's SIMPLE Plan, for you to use one of our Contracts as a SIMPLE IRA, you need to provide your employer with appropriate notification of such a selection under the SIMPLE Plan. If you choose, you may arrange for a qualifying transfer of any amounts currently held in another SIMPLE IRA for your benefit to your SIMPLE IRA with us.

    d.  ROTH IRAS

Code Section 408A permits eligible individuals to establish a Roth IRA. Contributions to a Roth IRA are not deductible, but withdrawals of amounts contributed and the earnings thereon that meet certain requirements are not subject to federal income tax. In general, Roth IRAs are subject to limitations on the amounts that may be contributed by the persons who may be eligible to contribute, certain Traditional IRA restrictions, and certain RMD rules on the death of the Contract Owner. Unlike a Traditional IRA, Roth IRAs are not subject to RMD rules during the Contract Owner's lifetime. Generally, however, upon the Owner's death the amount remaining in a Roth IRA must be distributed by the end of the fifth year after such death or distributed over the life expectancy of a designated beneficiary. The Owner of a Traditional IRA or other qualified plan assets may convert a Traditional IRA into a Roth IRA under certain circumstances. The conversion of a Traditional IRA or other qualified plan assets to a Roth IRA will subject the fair market value of the converted Traditional IRA to federal income tax in the year of conversion (special rules apply to 2010 conversions). In addition to the amount held in the converted Traditional IRA, the fair market value may include the value of additional benefits provided by the annuity contract on the date of conversion, based on reasonable actuarial assumptions. Tax-free rollovers from a Roth IRA can be made only to another Roth IRA under limited circumstances, as indicated below. Distributions from eligible Qualified Plans can be "rolled over" directly (subject to tax) into a Roth IRA

                                                                     APP I-3

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under certain circumstances. Anyone considering the purchase of a Qualified
Contract as a Roth IRA or a "conversion" Roth IRA should consult with a qualified tax adviser. Please note that the Roth IRA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a Roth IRA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification.

2. QUALIFIED PENSION OR PROFIT-SHARING PLAN OR SECTION 401(k) PLAN

Provisions of the Code permit eligible employers to establish a tax-qualified pension or profit sharing plan (described in Section 401(a), and Section 401(k) if applicable, and exempt from taxation under Section 501(a)). Such a Plan is subject to limitations on the amounts that may be contributed, the persons who may be eligible to participate, the amounts of "incidental" death benefits, and the time when RMDs must commence. In addition, a Plan's provision of incidental benefits may result in currently taxable income to the participant for some or all of such benefits. Amounts may be rolled over tax-free from a Qualified Plan to another Qualified Plan under certain circumstances, as described below. Anyone considering the use of a Qualified Contract in connection with such a Qualified Plan should seek competent tax and other legal advice.

In particular, please note that these tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification.

3. TAX SHELTERED ANNUITY UNDER SECTION 403(b) ("TSA")

Code Section 403(b) permits public school employees and employees of certain types of charitable, educational and scientific organizations described in Code
Section 501(c)(3) to purchase a "tax-sheltered annuity" ("TSA") contract and, subject to certain limitations, exclude employer contributions to a TSA from such an employee's gross income. Generally, total contributions may not exceed the lesser of an annual dollar limit or 100% of the employee's "includable compensation" for the most recent full year of service, subject to other adjustments. There are also legal limits on annual elective deferrals that a participant may be permitted to make under a TSA. In certain cases, such as when the participant is age 50 or older, those limits may be increased. A TSA participant should contact his plan administrator to determine applicable elective contribution limits. Special provisions may allow certain employees different overall limitations.

A TSA is subject to a prohibition against distributions from the TSA attributable to contributions made pursuant to a salary reduction agreement, unless such distribution is made:

    a.   after the employee reaches age 59 1/2;

    b.  upon the employee's separation from service;

    c.   upon the employee's death or disability;

    d. in the case of hardship (as defined in applicable law and in the case of hardship, any income attributable to such contributions may not be distributed); or

    e. as a qualified reservist distribution upon certain calls to active duty.

An employer sponsoring a TSA may impose additional restrictions on your TSA through its plan document.

Please note that the TSA rider for the Contract has provisions that are designed to maintain the Contract's tax qualification as a TSA, and therefore could limit certain benefits under the Contract (including endorsement, rider or option benefits) to maintain the Contract's tax qualification. In particular, please note that tax rules provide for limits on death benefits provided by a Qualified Plan (to keep such death benefits "incidental" to qualified retirement benefits), and a Qualified Plan (or a Qualified Contract) often contains provisions that effectively limit such death benefits to preserve the tax qualification of the Qualified Plan (or Qualified Contract). In addition, various tax-qualification rules for Qualified Plans specifically limit increases in benefits once RMDs begin, and Qualified Contracts are subject to such limits. As a result, the amounts of certain benefits that can be provided by any option under a Qualified Contract may be limited by the provisions of the Qualified Contract or governing Qualified Plan that are designed to preserve its tax qualification. In addition, a life insurance contract issued after September 23, 2007 is generally ineligible to qualify as a TSA under Reg. Section 1.403(b)-8(c)(2).

Amounts may be rolled over tax-free from a TSA to another TSA or Qualified Plan (or from a Qualified Plan to a TSA) under certain circumstances, as described below. However, effective for TSA contract exchanges after September 24, 2007, Reg. Section 1.403(b)-10(b) allows a TSA contract of a participant or beneficiary under a TSA Plan to be exchanged tax-free for another eligible TSA contract under that same TSA Plan, but only if all of the following conditions are satisfied: (1) such TSA Plan allows such an exchange, (2) the participant or beneficiary has an accumulated benefit after such exchange that is no less than such participant's or beneficiary's accumulated benefit immediately before such exchange (taking into account such participant's or beneficiary's accumulated benefit under both TSA contracts immediately before such exchange), (3) the second TSA contract is subject to distribution restrictions with respect to the participant that are no less stringent than those imposed on the TSA contract being exchanged, and (4) the employer for such TSA Plan enters into an agreement with the issuer of the second TSA contract under which such issuer and employer will provide each other from time to time with

APP I-4

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certain information necessary for such second TSA contract (or any other TSA contract that has contributions from such employer) to satisfy the TSA requirements under Code Section 403(b) and other federal tax requirements (e.g., plan loan conditions under Code Section 72(p) to avoid deemed distributions). Such necessary information could include information about the participant's employment, information about other Qualified Plans of such employer, and whether a severance has occurred, or hardship rules are satisfied, for purposes of the TSA distribution restrictions. Consequently, you are advised to consult with a qualified tax advisor before attempting any such TSA exchange, particularly because it requires an agreement between the employer and issuer to provide each other with certain information. We are no longer accepting any incoming exchange request, or new contract application, for any individual TSA contract.

4. DEFERRED COMPENSATION PLANS UNDER SECTION 457 ("SECTION 457 PLANS")


Certain governmental employers, or tax-exempt employers other than a governmental entity, can establish a Deferred Compensation Plan under Code
Section 457. For these purposes, a "governmental employer" is a State, a political subdivision of a State, or an agency or an instrumentality of a State or political subdivision of a State. A Deferred Compensation Plan that meets the requirements of Code Section 457(b) is called an "Eligible Deferred Compensation Plan" or "Section 457(b) Plan." Code Section 457(b) limits the amount of contributions that can be made to an Eligible Deferred Compensation Plan on behalf of a participant. Generally, the limitation on contributions is the lesser of (1) 100% of a participant's includible compensation or (2) the applicable dollar amount ($17,500 for 2013). The Plan may provide for additional "catch-up" contributions. In addition, under Code Section 457(d) a Section 457(b) Plan may not make amounts available for distribution to participants or beneficiaries before (1) the calendar year in which the participant attains age 70 1/2, (2) the participant has a severance from employment (including death), or (3) the participant is faced with an unforeseeable emergency (as determined in accordance with regulations).


Under Code Section 457(g) all of the assets and income of an Eligible Deferred Compensation Plan for a governmental employer must be held in trust for the exclusive benefit of participants and their beneficiaries. For this purpose, annuity contracts and custodial accounts described in Code Section 401(f) are treated as trusts. This trust requirement does not apply to amounts under an Eligible Deferred Compensation Plan of a tax-exempt (non-governmental) employer. In addition, this trust requirement does not apply to amounts held under a Deferred Compensation Plan of a governmental employer that is not a Section 457(b) Plan. Where the trust requirement does not apply, amounts held under a
Section 457 Plan must remain subject to the claims of the employer's general creditors under Code Section 457(b)(6).

5. TAXATION OF AMOUNTS RECEIVED FROM QUALIFIED PLANS

Except under certain circumstances in the case of Roth IRAs or Roth accounts in Qualified plans, amounts received from Qualified Contracts or Plans generally are taxed as ordinary income under Code Section 72, to the extent that they are not treated as a tax-free recovery of after-tax contributions or other "investment in the contract." For annuity payments and other amounts received after the Annuity Commencement Date from a Qualified Contract or Plan, the tax rules for determining what portion of each amount received represents a tax-free recovery of "investment in the contract" are generally the same as for Non-Qualified Contracts, as described above.

For non-periodic amounts from certain Qualified Contracts or Plans, Code Section 72(e)(8) provides special rules that generally treat a portion of each amount received as a tax-free recovery of the "investment in the contract," based on the ratio of the "investment in the contract" over the Contract Value at the time of distribution. However, in determining such a ratio, certain aggregation rules may apply and may vary, depending on the type of Qualified Contract or Plan. For instance, all Traditional IRAs owned by the same individual are generally aggregated for these purposes, but such an aggregation does not include any IRA inherited by such individual or any Roth IRA owned by such individual.

In addition, penalty taxes, mandatory tax withholding or rollover rules may apply to amounts received from a Qualified Contract or Plan, as indicated below, and certain exclusions may apply to certain distributions (e.g., distributions from an eligible Government Plan to pay qualified health insurance premiums of an eligible retired public safety officer). Accordingly, you are advised to consult with a qualified tax adviser before taking or receiving any amount (including a loan) from a Qualified Contract or Plan.

6. PENALTY TAXES FOR QUALIFIED PLANS

Unlike Non-Qualified Contracts, Qualified Contracts are subject to federal penalty taxes not just on premature distributions, but also on excess contributions and failures to make required minimum distributions ("RMDs"). Penalty taxes on excess contributions can vary by type of Qualified Plan and which person made the excess contribution (e.g., employer or an employee). The penalty taxes on premature distributions and failures to make timely RMDs are more uniform, and are described in more detail below.

    a.   PENALTY TAXES ON PREMATURE DISTRIBUTIONS

Code Section 72(t) imposes a penalty income tax equal to 10% of the taxable portion of a distribution from certain types of Qualified Plans that is made before the employee reaches age 59 1/2. However, this 10% penalty tax does not apply to a distribution that is either:

    (i) made to a beneficiary (or to the employee's estate) on or after the employee's death;

    (ii) attributable to the employee's becoming disabled under Code Section 72(m)(7);

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                                                                     APP I-5

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    (iii) part of a series of substantially equal periodic payments (not less frequently than annually -- "SEPPs") made for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of such employee and a designated beneficiary ("SEPP Exception"), and for certain Qualified Plans (other than IRAs) such a series must begin after the employee separates from service;

    (iv) (except for IRAs) made to an employee after separation from service after reaching age 55 (or made after age 50 in the case of a qualified public safety employee separated from certain government plans);

    (v) (except for IRAs) made to an alternate payee pursuant to a qualified domestic relations order under Code Section 414(p) (a similar exception for IRAs in Code Section 408(d)(6) covers certain transfers for the benefit of a spouse or ex-spouse);

    (vi) not greater than the amount allowable as a deduction to the employee for eligible medical expenses during the taxable year; or

    (vii) certain qualified reservist distributions under Code Section 72(t)(2)(G) upon a call to active duty.

In addition, the 10% penalty tax does not apply to a distribution from an IRA that is either:

    (viii) made after separation from employment to an unemployed IRA owner for health insurance premiums, if certain conditions are met;

    (ix) not in excess of the amount of certain qualifying higher education expenses, as defined by Code Section 72(t)(7); or

    (x) for a qualified first-time home buyer and meets the requirements of Code Section 72(t)(8).

If the taxpayer avoids this 10% penalty tax by qualifying for the SEPP Exception and later such series of payments is modified (other than by death or disability), the 10% penalty tax will be applied retroactively to all the prior periodic payments (i.e., penalty tax plus interest thereon), unless such modification is made after both (a) the employee has reached age 59 1/2 and (b) 5 years have elapsed since the first of these periodic payments.

For any premature distribution from a SIMPLE IRA during the first 2 years that an individual participates in a salary reduction arrangement maintained by that individual's employer under a SIMPLE Plan, the 10% penalty tax rate is increased to 25%.

    b.  RMDS AND 50% PENALTY TAX

If the amount distributed from a Qualified Contract or Plan is less than the amount of the required minimum distribution ("RMD") for the year, the participant is subject to a 50% penalty tax on the amount that has not been timely distributed.

An individual's interest in a Qualified Plan generally must be distributed, or begin to be distributed, not later than the Required Beginning Date. Generally, the Required Beginning Date is April 1 of the calendar year following the later of --

    (i)  the calendar year in which the individual attains age 70 1/2, or


    (ii) (except in the case of an IRA or a 5% owner, as defined in the Code) the calendar year in which a participant retires from service with the employer sponsoring a Qualified Plan that allows such a later Required Beginning Date.



The entire interest of the individual must be distributed beginning no later than the Required Beginning Date over --


    (a) the life of the individual or the lives of the individual and a designated beneficiary (as specified in the Code), or

    (b) over a period not extending beyond the life expectancy of the individual or the joint life expectancy of the individual and a designated beneficiary.

If an individual dies before reaching the Required Beginning Date, the individual's entire interest generally must be distributed within 5 years after the individual's death. However, this RMD rule will be deemed satisfied if distributions begin before the close of the calendar year following the individual's death to a designated beneficiary and distribution is over the life of such designated beneficiary (or over a period not extending beyond the life expectancy of such beneficiary). If such beneficiary is the individual's surviving spouse, distributions may be delayed until the deceased individual would have attained age 70 1/2.

If an individual dies after RMDs have begun for such individual, any remainder of the individual's interest generally must be distributed at least as rapidly as under the method of distribution in effect at the time of the individual's death.

The RMD rules that apply while the Contract Owner is alive do not apply with respect to Roth IRAs. The RMD rules applicable after the death of the Owner apply to all Qualified Plans, including Roth IRAs. In addition, if the Owner of a Traditional or Roth IRA dies and the Owner's surviving spouse is the sole designated beneficiary, this surviving spouse may elect to treat the Traditional or Roth IRA as his or her own.

The RMD amount for each year is determined generally by dividing the account balance by the applicable life expectancy. This account balance is generally based upon the account value as of the close of business on the last day of the previous calendar year. RMD incidental benefit rules also may require a larger annual RMD amount, particularly when distributions are made over the joint lives of the Owner and an individual other than his or her spouse. RMDs also can be made in the form of annuity payments that satisfy the rules set forth in Regulations under the Code relating to RMDs.

In addition, in computing any RMD amount based on a contract's account value, such account value must include the actuarial value of certain additional benefits provided by the contract. As a result, electing an optional benefit under a Qualified Contract may require the RMD amount for such Qualified

APP I-6

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Contract to be increased each year, and expose such additional RMD amount to the
50% penalty tax for RMDs if such additional RMD amount is not timely distributed.

7. TAX WITHHOLDING FOR QUALIFIED PLANS

Distributions from a Qualified Contract or Qualified Plan generally are subject to federal income tax withholding requirements. These federal income tax withholding requirements, including any "elections out" and the rate at which withholding applies, generally are the same as for periodic and non-periodic distributions from a Non-Qualified Contract, as described above, except where the distribution is an "eligible rollover distribution" from a Qualified Plan (described below in "ROLLOVER DISTRIBUTIONS"). In the latter case, tax withholding is mandatory at a rate of 20% of the taxable portion of the "eligible rollover distribution," to the extent it is not directly rolled over to an IRA or other Eligible Retirement Plan (described below in "ROLLOVER DISTRIBUTIONS"). Payees cannot elect out of this mandatory 20% withholding in the case of such an "eligible rollover distribution."

Also, special withholding rules apply with respect to distributions from non-governmental Section 457(b) Plans, and to distributions made to individuals who are neither citizens nor resident aliens of the United States.

Regardless of any "election out" (or any actual amount of tax actually withheld) on an amount received from a Qualified Contract or Plan, the payee is generally liable for any failure to pay the full amount of tax due on the includable portion of such amount received. A payee also may be required to pay penalties under estimated income tax rules, if the withholding and estimated tax payments are insufficient to satisfy the payee's total tax liability.

8. ROLLOVER DISTRIBUTIONS

The current tax rules and limits for tax-free rollovers and transfers between Qualified Plans vary according to (1) the type of transferor Plan and transferee Plan, (2) whether the amount involved is transferred directly between Plan (a "direct transfer" or a "direct rollover") or is distributed first to a participant or beneficiary who then transfers that amount back into another eligible Plan within 60 days (a "60-day rollover"), and (3) whether the distribution is made to a participant, spouse or other beneficiary. Accordingly, we advise you to consult with a qualified tax adviser before receiving any amount from a Qualified Contract or Plan or attempting some form of rollover or transfer with a Qualified Contract or Plan.

For instance, generally any amount can be transferred directly from one type of Qualified Plan to the same type of Plan for the benefit of the same individual, without limit (or federal income tax), if the transferee Plan is subject to the same kinds of restrictions as the transfer or Plan and certain other conditions to maintain the applicable tax qualification are satisfied. Such a "direct transfer" between the same kinds of Plan is generally not treated as any form of "distribution" out of such a Plan for federal income tax purposes.

By contrast, an amount distributed from one type of Plan into a different type of Plan generally is treated as a "distribution" out of the first Plan for federal income tax purposes, and therefore to avoid being subject to such tax, such a distribution must qualify either as a "direct rollover" (made directly to another Plan) or as a "60-day rollover." The tax restrictions and other rules for a "direct rollover" and a "60-day rollover" are similar in many ways, but if any "eligible rollover distribution" made from certain types of Qualified Plan is not transferred directly to another Plan by a "direct rollover," then it is subject to mandatory 20% withholding, even if it is later contributed to that same Plan in a "60-day rollover" by the recipient. If any amount less than 100% of such a distribution (e.g., the net amount after the 20% withholding) is transferred to another Plan in a "60-day rollover", the missing amount that is not rolled over remains subject to normal income tax plus any applicable penalty tax.

Under Code Sections 402(f)(2)(A) and 3405(c)(3) an "eligible rollover distribution" (which is both eligible for rollover treatment and subject to 20% mandatory withholding absent a "direct rollover") is generally any distribution to an employee of any portion (or all) of the balance to the employee's credit in any of the following types of "Eligible Retirement Plan": (1) a Qualified Plan under Code Section 401(a) ("Qualified 401(a) Plan"), (2) a qualified annuity plan under Code Section 403(a) ("Qualified Annuity Plan"), (3) a TSA under Code Section 403(b), or (4) a governmental Section 457(b) Plan. However, an "eligible rollover distribution" does not include any distribution that is either --

    a.   an RMD amount;

    b. one of a series of substantially equal periodic payments (not less frequently than annually) made either (i) for the life (or life expectancy) of the employee or the joint lives (or joint life expectancies) of the employee and a designated beneficiary, or (ii) for a specified period of 10 years or more; or

    c.   any distribution made upon hardship of the employee.

Before making an "eligible rollover distribution," a Plan administrator generally is required under Code Section 402(f) to provide the recipient with advance written notice of the "direct rollover" and "60-day rollover" rules and the distribution's exposure to the 20% mandatory withholding if it is not made by "direct rollover." Generally, under Code Sections 402(c), 403(b)(8) and 457
(e)(16), a "direct rollover" or a "60-day rollover" of an "eligible rollover distribution" can be made to a Traditional IRA or to another Eligible Retirement Plan that agrees to accept such a rollover. However, the maximum amount of an "eligible rollover distribution" that can qualify for a tax-free "60-day rollover" is limited to the amount that otherwise would be includable in gross income. By contrast, a "direct rollover" of an "eligible rollover distribution" can include after-tax contributions as well, if the direct rollover is made either to a Traditional IRA or to another form of Eligible Retirement Plan that agrees to account separately for such a rollover, including accounting for such after-tax amounts

                                                                     APP I-7

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separately from the otherwise taxable portion of this rollover. Separate accounting also is required for all amounts (taxable or not) that are rolled into a governmental Section 457(b) Plan from either a Qualified Section 401(a) Plan, Qualified Annuity Plan, TSA or IRA. These amounts, when later distributed from the governmental Section 457(b) Plan, are subject to any premature distribution penalty tax applicable to distributions from such a "predecessor" Qualified Plan.

Rollover rules for distributions from IRAs under Code Sections 408(d)(3) and 408A(d)(3) also vary according to the type of transferor IRA and type of transferee IRA or other Plan. For instance, generally no tax-free "direct rollover" or "60-day rollover" can be made between a "NonRoth IRA" (Traditional, SEP or SIMPLE IRA) and a Roth IRA, and a transfer from NonRoth IRA to a Roth IRA, or a "conversion" of a NonRoth IRA to a Roth IRA, is subject to special rules. In addition, generally no tax-free "direct rollover" or "60-day rollover" can be made between an "inherited IRA" (NonRoth or Roth) for a beneficiary and an IRA set up by that same individual as the original owner. Generally, any amount other than an RMD distributed from a Traditional or SEP IRA is eligible for a "direct rollover" or a "60-day rollover" to another Traditional IRA for the same individual. Similarly, any amount other than an RMD distributed from a Roth IRA is generally eligible for a "direct rollover" or a "60-day rollover" to another Roth IRA for the same individual. However, in either case such a tax-free 60-day rollover is limited to 1 per year (365-day period); whereas no 1-year limit applies to any such "direct rollover." Similar rules apply to a "direct rollover" or a "60-day rollover" of a distribution from a SIMPLE IRA to another SIMPLE IRA or a Traditional IRA, except that any distribution of employer contributions from a SIMPLE IRA during the initial 2-year period in which the individual participates in the employer's SIMPLE Plan is generally disqualified (and subject to the 25% penalty tax on premature distributions) if it is not rolled into another SIMPLE IRA for that individual. Amounts other than RMDs distributed from a Traditional or SEP IRA (or SIMPLE IRA after the initial 2-year period) also are eligible for a "direct rollover" or a "60-day rollover" to an Eligible Retirement Plan (e.g., a TSA) that accepts such a rollover, but any such rollover is limited to the amount of the distribution that otherwise would be includable in gross income (i.e., after-tax contributions are not eligible).


Special rules also apply to transfers or rollovers for the benefit of a spouse (or ex-spouse) or a nonspouse designated beneficiary, Plan distributions of property, and obtaining a waiver of the 60-day limit for a tax-free rollover from the IRS. The Katrina Emergency Tax Relief Act of 2005 (KETRA) allows certain amounts to be recontributed within three years as a rollover contribution to a plan from which a KETRA distribution was taken. Other rules and exceptions may apply, so please consult with a qualified tax adviser.

                                                                    APP II-1

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APPENDIX II -- DEATH BENEFIT -- EXAMPLES

ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$117,403 + 25% ($100,000 - $8,000) = $140,403],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value minus an adjustment for any partial Surrenders. [$117,403 + 25% ($117,403 - $8,000) = $144,754].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$117,403],

- the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders [$100,000 - $8,000 = $92,000], or

-   your Maximum Anniversary Value adjusted for any partial Surrenders [$117,403
    - $8,000 = $109,403].

Because the Contract Value of your Contract [$117,403] is greater than your Maximum Anniversary Value adjusted for partial Surrenders [$109,403] and your adjusted total Premium Payments [$92,000], the amount of the Death Benefit cannot exceed $117,403.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Because the Asset Protection Death Benefit cannot exceed $117, 403, the amount of the Death Benefit is equal to your Contract Value of $117,403.

APP II-2

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

-   You purchased your Contract with the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value is $140,000.

CALCULATION OF ASSET PROTECTION DEATH BENEFIT

To calculate the Asset Protection Death Benefit, we calculate the following three values:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The Contract Value of your Contract, plus 25% of the total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and an adjustment for any partial Surrenders. [$120,000 + 25% of $57,857 = $134,464 (See below)],

- The Contract Value of your Contract, plus 25% of your Maximum Anniversary Value adjusted for any partial Surrenders. [$120,000 + 25% ($83,571) = $140,893 (See below)].

The Asset Protection Death Benefit is the greatest of these three values but it cannot exceed the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857 (See below)], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571 (See below)].

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payment of $57,857.

ADJUSTMENT FOR PARTIAL SURRENDER FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Your Maximum Anniversary Value adjusted for partial Surrenders on a dollar for dollar basis up to 10% of Premium Payments is $130,000. Remaining partial Surrenders are $50,000. We use this amount to reduce your Maximum Anniversary Value by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

AMOUNT OF ASSET PROTECTION DEATH BENEFIT

Your Asset Protection Death Benefit is $120,000. This is because your Contract Value at death [$120,000] was the greatest of:

- The Contract Value of your Contract on the day we calculate the Death Benefit [$120,000],

- The total Premium Payments you have made to us minus any Premium Payments we receive within 12 months of death and the adjustment for any partial Surrenders [$57,857], or

- Your Maximum Anniversary Value minus an adjustment for any partial surrenders [$83,571].

So, your Asset Protection Death Benefit cannot exceed $120,000.

                                                                    APP II-3

-------------------------------------------------------------------------------

PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. Your adjusted total Premium Payments is $92,000.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $117,403.

EXAMPLE 2

Assume that:

- You purchased your Contract with the Premium Protection Death Benefit instead of the Asset Protection Death Benefit,

-   You made an initial Premium Payment of $100,000,

-   In your fourth contract year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your surrender was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000.

ADJUSTMENT FOR PARTIAL SURRENDER FOR TOTAL PREMIUM PAYMENTS

The adjustment to your total Premium Payments for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of total Premium Payments is $10,000. Total Premium Payments adjusted for dollar for dollar partial Surrenders is $90,000. The remaining partial Surrenders equal $50,000. This amount will reduce your total Premium Payments by a factor. To determine this factor, we take your Contract Value immediately before the Surrender [$150,000] and subtract the $10,000 dollar for dollar adjustment to get $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $90,000. The result is an adjusted total Premium Payments of $57,857.

DEATH BENEFIT AMOUNT

Because your Contract Value at death was greater than the adjusted total Premium Payments, your Death Benefit is $120,000.

APP II-4

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH ASSET PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was greater than the Asset Protection Death Benefit, your adjusted total Premium Payments, and your Maximum Anniversary Value.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR EARNINGS PROTECTION BENEFIT

To calculate the Earnings Protection Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($8,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($109,273),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals -$1,273, which is less than zero, so there is no adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($117,403),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($0),

So the Contract gain equals $17,403.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($0),

Which equals $100,000. The cap is 200% of $100,000, which is $200,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. The withdrawal of $8,000 is less than 10% of premiums. YOUR ADJUSTED MAXIMUM ANNIVERSARY VALUE IS $109,403.

ASSET PROTECTION DEATH BENEFIT AMOUNT IS $117,403. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

ADJUSTED TOTAL PREMIUM PAYMENT AMOUNT IS $92,000. (See Example 1 under Asset Protection Death Benefit for details of calculation.)

MAV/EPB DEATH BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $17,403 or $6,961 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the four values compared.

                                                                    APP II-5

-------------------------------------------------------------------------------

EXAMPLE 2

Assume that:

- You elected the MAV/EPB Death Benefit when you purchased your Contract with the Asset Protection Death Benefit,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a partial Surrender of $60,000,

- Your Contract Value in the fourth year immediately before your Surrender was $150,000,

-   Your Maximum Anniversary Value is $140,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the Death Benefit calculations.

ADJUSTMENT FOR PARTIAL SURRENDERS

To calculate the MAV/EPB Death Benefit, we make an adjustment for partial Surrenders if the amount of a Surrender is greater than the Contract gain in the Contract immediately prior to the Surrender. To determine if the partial Surrender is greater than the Contract gain:

-   Add the amount of the partial Surrender ($60,000) to

- The Contract Value on the date the MAV/EPB Death Benefit is added to your Contract ($100,000),

- Add Premium Payments made after the MAV/EPB Death Benefit is added to your Contract before you make the partial Surrender ($0),

- Subtract the Contract Value on the Valuation Day immediately before you make the partial Surrender ($150,000),

- Subtract the sum of any prior adjustments for all prior partial Surrenders made after the MAV/EPB Death Benefit is added to your Contract ($0),

Which equals +$10,000, which is greater than zero, so there is a $10,000 adjustment for the partial Surrender in this case.

CALCULATION OF CONTRACT GAIN

Hartford would calculate the Contract gain as follows:

-   Contract Value on the date we receive proof of death ($120,000),

- Subtract the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   Add any adjustments for partial Surrenders ($10,000),

So the Contract gain equals $30,000.

CALCULATION OF EARNINGS PROTECTION BENEFIT CAP

To determine if the cap applies:

- Hartford calculates the Contract Value on the date the MAV/EPB Death Benefit was added to your Contract ($100,000),

-   plus Premium Payments made since that date ($0),

-   minus Premium Payments made in the 12 months prior to death ($0),

-   minus any adjustments for partial Surrenders ($10,000),

Which equals $90,000. The cap is 200% of $90,000, which is $180,000.

ADJUSTMENT FOR PARTIAL SURRENDERS FOR MAXIMUM ANNIVERSARY VALUE

The adjustment to your Maximum Anniversary Value for partial Surrenders is on a dollar for dollar basis up to 10% of total Premium Payments. 10% of Premium Payments is $10,000. Maximum Anniversary Value adjusted for dollar for dollar Surrenders is $130,000. Remaining Surrenders equal $50,000. This amount will reduce the Maximum Anniversary Value proportionally. Contract Value immediately before Surrender is $150,000 minus $10,000 = $140,000. The proportional factor is 1 - (50,000/140,000) = .64286. This factor is multiplied by $130,000. The result is an adjusted Maximum Anniversary Value of $83,571.

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

In this situation the cap does not apply, so Hartford takes 40% of $30,000 or $12,000 and adds that to the Contract Value on the date we receive proof of death and the total Death Benefit with the Earnings Protection Benefit is $132,000.

APP II-6

-------------------------------------------------------------------------------

MAV/EPB DEATH BENEFIT WITH PREMIUM PROTECTION DEATH BENEFIT EXAMPLES

EXAMPLE 1

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $8,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $109,273,

-   On the day we calculate the Death Benefit, your Contract Value was $117,403,

-   Your Maximum Anniversary Value was $117,403,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $124,364. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $109,403. (See Example 1 under MAV/EPB Death Benefit with Asset Protection Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $92,000. (See Example 1 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $124,364. This is the greatest of the three values compared.

EXAMPLE 2

Assume that:

-   You elected the MAV/EPB Death Benefit when you purchased your Contract,

- You elected the Premium Protection Death Benefit and opted out of the Asset Protection Death Benefit when you purchased your Contract,

-   You made a single Premium Payment of $100,000,

-   In your fourth Contract Year, you made a withdrawal of $60,000,

- Your Contract Value in your fourth Contract Year immediately before your withdrawal was $150,000,

-   On the day we calculate the Death Benefit, your Contract Value was $120,000,

-   Your Maximum Anniversary Value was $140,000,

- The Contract Value on the date we calculate the Death Benefit plus 40% of the Contract gain was the greatest of the three Death Benefit calculations (Premium Protection Death Benefit, Maximum Anniversary Value and Earnings Protection Benefit).

EARNINGS PROTECTION BENEFIT AMOUNT IS $132,000. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

MAXIMUM ANNIVERSARY VALUE IS $83,571. (See Example 2 under MAV/EPB Death Benefit with Asset Protection Death Benefit for details of calculation.)

PREMIUM PROTECTION DEATH BENEFIT AMOUNT IS $57,857. (See Example 2 under Premium Protection Death Benefit for details of calculation.)

DEATH BENEFIT WITH EARNINGS PROTECTION BENEFIT

The total Death Benefit with the Earnings Protection Benefit is $132,000. This is the greatest of the three values compared.

                                                                   APP III-1

-------------------------------------------------------------------------------

APPENDIX III -- THE HARTFORD'S PRINCIPAL FIRST -- EXAMPLES

EXAMPLE 1: ASSUME YOU SELECT THE HARTFORD'S PRINCIPAL FIRST WHEN YOU PURCHASE YOUR CONTRACT AND YOUR INITIAL PREMIUM PAYMENT IS $100,000.

-   Your Benefit Amount is $100,000, which is your initial Premium Payment.

-   Your Benefit Payment is $7,000, which is 7% of your Benefit Amount.

EXAMPLE 2: IF YOU MAKE AN ADDITIONAL PREMIUM PAYMENT OF $50,000, THEN

- Your Benefit Amount is $150,000, which is your prior Benefit Amount ($100,000) plus your additional Premium Payment ($50,000).

- Your Benefit Payment is $10,500, which is your prior Benefit Payment ($7,000) plus 7% of your additional Premium Payment ($3,500).

EXAMPLE 3: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU TAKE THE MAXIMUM BENEFIT PAYMENT BEFORE THE END OF THE FIRST CONTRACT YEAR, THEN

- Your Benefit Amount becomes $93,000, which is your prior Benefit Amount ($100,000) minus the Benefit Payment ($7,000).

- Your Benefit Payment for the next year remains $7,000, because you did not take more than your maximum Benefit Payment ($7,000).

EXAMPLE 4: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($150,000). This equals $100,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($100,000) is more than or equal to the New Benefit Amount ($50,000), and it is more than or equal to your Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is unchanged and remains $7,000.

EXAMPLE 5: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $60,000, AND YOUR CONTRACT VALUE IS $150,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($60,000) from your Contract Value ($150,000). This equals $90,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($60,000) from your Benefit Amount ($100,000). This is $40,000 and is your "New Benefit Amount."

Since the New Contract Value ($90,000) is more than or equal to the New Benefit Amount ($40,000), but less than the Premium Payments invested in the Contract before the Surrender ($100,000), the Benefit Payment is reduced. The new Benefit Payment is 7% of the greater of your New Contract Value and New Benefit Amount, which is $6,300.

EXAMPLE 6: ASSUME THE SAME FACTS AS EXAMPLE 1. IF YOU SURRENDER $50,000, AND YOUR CONTRACT VALUE IS $80,000 AT THE TIME OF THE SURRENDER, THEN

We recalculate your Benefit Amount by comparing the results of two calculations:

- First we deduct the amount of the Surrender ($50,000) from your Contract Value ($80,000). This equals $30,000 and is your "New Contract Value."

- Second, we deduct the amount of the Surrender ($50,000) from your Benefit Amount ($100,000). This is $50,000 and is your "New Benefit Amount."

Since the New Contract Value ($30,000) is less than the New Benefit Amount ($50,000), your "New Benefit Amount" becomes the New Contract Value ($30,000), as we have to recalculate your Benefit Payment.

We recalculate the Benefit Payment by comparing the "old" Benefit Payment ($7,000) to 7% of the New Benefit Amount ($2,100). Your Benefit Payment becomes the lower of those two values, or $2,100.

EXAMPLE 7: IF YOU ELECT TO "STEP UP" THE HARTFORD'S PRINCIPAL FIRST AFTER THE 5TH YEAR, ASSUMING YOU HAVE MADE NO WITHDRAWALS, AND YOUR CONTRACT VALUE AT THE TIME OF STEP UP IS $200,000, THEN

- We recalculate your Benefit Amount to equal your Contract Value, which is $200,000.

- Your new Benefit Payment is equal to 7% of your new Benefit Amount, or $14,000.

                                                                    APP IV-1

-------------------------------------------------------------------------------

APPENDIX IV -- ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD)

The following information should be read in conjunction with the financial statements for the Separate Account included in the Statement of Additional Information, which is incorporated by reference in this Prospectus.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows only the highest and lowest possible Accumulation Unit Values, assuming you select no optional benefits or assuming you select all optional benefits. A table showing all classes of Accumulation Unit Values corresponding to all combinations of optional benefits is shown in the Statement of Additional Information, which you may obtain free of charge by calling us at 1-800-862-6668.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.686        $10.616             --             --             --
  Accumulation Unit Value at end of
   period                                $11.312         $9.686             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.613        $10.604             --             --             --
  Accumulation Unit Value at end of
   period                                $11.121         $9.613             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. EQUALLY-WEIGHTED S&P 500
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.189        $19.579        $16.381        $11.479        $19.457
  Accumulation Unit Value at end of
   period                                $22.101        $19.189        $19.579        $16.381        $11.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.860        $17.367        $14.669        $10.377             --
  Accumulation Unit Value at end of
   period                                $19.235        $16.860        $17.367        $14.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.711        $10.188             --             --             --
  Accumulation Unit Value at end of
   period                                $11.193         $9.711             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.638        $10.176             --             --             --
  Accumulation Unit Value at end of
   period                                $11.004         $9.638             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.038        $20.185        $16.787        $12.260        $21.229
  Accumulation Unit Value at end of
   period                                $23.121        $20.038        $20.185        $16.787        $12.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.243        $18.553        $15.577        $11.484             --
  Accumulation Unit Value at end of
   period                                $20.852        $18.243        $18.553        $15.577             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2              3             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. EQUALLY-WEIGHTED S&P 500
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.495        $17.131        $16.153        $14.079        $10.436
  Accumulation Unit Value at end of
   period                                $19.457        $19.495        $17.131        $16.153        $14.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              3              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.012        $16.856        $15.258        $13.537         $9.725
  Accumulation Unit Value at end of
   period                                $21.229        $20.012        $16.856        $15.258        $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              3              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-2

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.556        $10.494             --             --             --
  Accumulation Unit Value at end of
   period                                $10.581         $9.556             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.484        $10.481             --             --             --
  Accumulation Unit Value at end of
   period                                $10.403         $9.484             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.592        $15.139        $13.679        $11.182        $16.726
  Accumulation Unit Value at end of
   period                                $16.454        $14.592        $15.139        $13.679        $11.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.140        $13.763        $12.555        $10.361             --
  Accumulation Unit Value at end of
   period                                $14.677        $13.140        $13.763        $12.555             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.534        $11.223        $10.460         $8.878        $11.516
  Accumulation Unit Value at end of
   period                                $12.818        $11.534        $11.223        $10.460         $8.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.430        $13.192        $12.413        $10.636             --
  Accumulation Unit Value at end of
   period                                $14.784        $13.430        $13.192        $12.413             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.685        $14.763        $11.779         $6.969        $14.589
  Accumulation Unit Value at end of
   period                                $15.359        $13.685        $14.763        $11.779         $6.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.907        $20.592        $16.587         $9.907             --
  Accumulation Unit Value at end of
   period                                $21.020        $18.907        $20.592        $16.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.541        $14.468        $13.373        $11.886         $9.438
  Accumulation Unit Value at end of
   period                                $16.726        $16.541        $14.468        $13.373        $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.270        $10.833        $10.705        $10.171         $9.107
  Accumulation Unit Value at end of
   period                                $11.516        $11.270        $10.833        $10.705        $10.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              1              3              2              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.079        $12.235        $10.874        $10.208         $8.607
  Accumulation Unit Value at end of
   period                                $14.589        $12.079        $12.235        $10.874        $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11             12             16             22
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-3

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.203        $11.388        $11.576        $11.766        $11.683
  Accumulation Unit Value at end of
   period                                $11.021        $11.203        $11.388        $11.576        $11.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.235         $9.478         $9.727         $9.980             --
  Accumulation Unit Value at end of
   period                                 $9.000         $9.235         $9.478         $9.727             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.384        $14.084        $11.575         $7.081        $14.034
  Accumulation Unit Value at end of
   period                                $15.075        $13.384        $14.084        $11.575         $7.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.308        $19.449        $16.136         $9.966             --
  Accumulation Unit Value at end of
   period                                $20.425        $18.308        $19.449        $16.136             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.702        $12.885        $10.315         $6.176        $12.321
  Accumulation Unit Value at end of
   period                                $12.813        $11.702        $12.885        $10.315         $6.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.227        $20.262        $16.374         $9.898             --
  Accumulation Unit Value at end of
   period                                $19.769        $18.227        $20.262        $16.374             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.839        $16.538        $15.695        $13.468        $20.443
  Accumulation Unit Value at end of
   period                                $21.892        $18.839        $16.538        $15.695        $13.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.509        $15.479        $14.793        $12.784        $19.540
  Accumulation Unit Value at end of
   period                                $20.205        $17.509        $15.479        $14.793        $12.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.319        $11.002        $10.888        $10.974        $11.085
  Accumulation Unit Value at end of
   period                                $11.683        $11.319        $11.002        $10.888        $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              2              4
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.702        $11.446        $10.070         $9.511         $7.619
  Accumulation Unit Value at end of
   period                                $14.034        $11.702        $11.446        $10.070         $9.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              5              5
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.498         $9.895         $8.204         $6.803         $4.883
  Accumulation Unit Value at end of
   period                                $12.321        $10.498         $9.895         $8.204         $6.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              6              8             13
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.339        $14.628        $12.790        $10.449         $8.817
  Accumulation Unit Value at end of
   period                                $20.443        $17.339        $14.628        $12.790        $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.690        $14.179        $12.484        $10.616             --
  Accumulation Unit Value at end of
   period                                $19.540        $16.690        $14.179        $12.484             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-4

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.489        $22.391        $17.142        $10.861        $21.260
  Accumulation Unit Value at end of
   period                                $21.869        $20.489        $22.391        $17.142        $10.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.833        $20.778        $16.058        $10.272             --
  Accumulation Unit Value at end of
   period                                $19.911        $18.833        $20.778        $16.058             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.681        $12.986        $12.416        $10.735             --
  Accumulation Unit Value at end of
   period                                $16.933        $14.681        $12.986        $12.416             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.591        $12.931        $12.389        $10.733             --
  Accumulation Unit Value at end of
   period                                $16.795        $14.591        $12.931        $12.389             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF CORE PLUS FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.921        $14.358        $13.623        $12.632        $14.301
  Accumulation Unit Value at end of
   period                                $16.062        $14.921        $14.358        $13.623        $12.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.587        $13.199        $12.643        $11.835             --
  Accumulation Unit Value at end of
   period                                $14.488        $13.587        $13.199        $12.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             15             21             --
UIF EMERGING MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.458        $27.031        $25.040        $19.550        $23.377
  Accumulation Unit Value at end of
   period                                $33.021        $28.458        $27.031        $25.040        $19.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.910        $24.845        $23.235        $18.314             --
  Accumulation Unit Value at end of
   period                                $29.780        $25.910        $24.845        $23.235             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.865        $25.938        $22.154        $13.261        $31.081
  Accumulation Unit Value at end of
   period                                $24.619        $20.865        $25.938        $22.154        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.000        $23.845        $20.561        $12.424             --
  Accumulation Unit Value at end of
   period                                $22.207        $19.000        $23.845        $20.561             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.581        $16.147        $13.830        $11.495         $8.265
  Accumulation Unit Value at end of
   period                                $21.260        $17.581        $16.147        $13.830        $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              8              9             10             12
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF CORE PLUS FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.787        $13.513        $13.182        $12.840        $12.475
  Accumulation Unit Value at end of
   period                                $14.301        $13.787        $13.513        $13.182        $12.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              1              1              6
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.309        $20.468        $18.537        $17.122        $13.614
  Accumulation Unit Value at end of
   period                                $23.377        $22.309        $20.468        $18.537        $17.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.497        $16.677        $12.666        $10.459         $7.104
  Accumulation Unit Value at end of
   period                                $31.081        $22.497        $16.677        $12.666        $10.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-5

-------------------------------------------------------------------------------


HARTFORD LIFE AND ANNUITY INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.686        $10.616             --             --             --
  Accumulation Unit Value at end of
   period                                $11.312         $9.686             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.602        $10.602             --             --             --
  Accumulation Unit Value at end of
   period                                $11.091         $9.602             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. EQUALLY-WEIGHTED S&P 500
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.189        $19.579        $16.381        $11.479        $19.457
  Accumulation Unit Value at end of
   period                                $22.101        $19.189        $19.579        $16.381        $11.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             34
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.782        $17.313        $14.645        $10.376             --
  Accumulation Unit Value at end of
   period                                $19.117        $16.782        $17.313        $14.645             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.711        $10.188             --             --             --
  Accumulation Unit Value at end of
   period                                $11.193         $9.711             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 86             80             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.627        $10.174             --             --             --
  Accumulation Unit Value at end of
   period                                $10.974         $9.627             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.038        $20.185        $16.787        $12.260        $21.229
  Accumulation Unit Value at end of
   period                                $23.121        $20.038        $20.185        $16.787        $12.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             54             71             85            172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.709        $17.017        $14.309        $10.565             --
  Accumulation Unit Value at end of
   period                                $19.069        $16.709        $17.017        $14.309             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. EQUALLY-WEIGHTED S&P 500
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.495        $17.131        $16.153        $14.079        $10.436
  Accumulation Unit Value at end of
   period                                $19.457        $19.495        $17.131        $16.153        $14.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 46             75            101            112            133
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.012        $16.856        $15.258        $13.537         $9.725
  Accumulation Unit Value at end of
   period                                $21.229        $20.012        $16.856        $15.258        $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                206            247            272            303            315
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-6

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.556        $10.494             --             --             --
  Accumulation Unit Value at end of
   period                                $10.581         $9.556             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.473        $10.479             --             --             --
  Accumulation Unit Value at end of
   period                                $10.375         $9.473             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.592        $15.139        $13.679        $11.182        $16.726
  Accumulation Unit Value at end of
   period                                $16.454        $14.592        $15.139        $13.679        $11.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              3             43
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.079        $13.720        $12.534        $10.359             --
  Accumulation Unit Value at end of
   period                                $14.587        $13.079        $13.720        $12.534             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.534        $11.223        $10.460         $8.878        $11.516
  Accumulation Unit Value at end of
   period                                $12.818        $11.534        $11.223        $10.460         $8.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              5            129
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.368        $13.151        $12.392        $10.635             --
  Accumulation Unit Value at end of
   period                                $14.694        $13.368        $13.151        $12.392             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.685        $14.763        $11.779         $6.969        $14.589
  Accumulation Unit Value at end of
   period                                $15.359        $13.685        $14.763        $11.779         $6.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --            218
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.820        $20.527        $16.560         $9.906             --
  Accumulation Unit Value at end of
   period                                $20.891        $18.820        $20.527        $16.560             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.541        $14.468        $13.373        $11.886         $9.438
  Accumulation Unit Value at end of
   period                                $16.726        $16.541        $14.468        $13.373        $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 64            130            161            153            120
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.270        $10.833        $10.705        $10.171         $9.107
  Accumulation Unit Value at end of
   period                                $11.516        $11.270        $10.833        $10.705        $10.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                133            124            180            196            229
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.079        $12.235        $10.874        $10.208         $8.607
  Accumulation Unit Value at end of
   period                                $14.589        $12.079        $12.235        $10.874        $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                259            339            402            481            609
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.203        $11.388        $11.576        $11.766        $11.683
  Accumulation Unit Value at end of
   period                                $11.021        $11.203        $11.388        $11.576        $11.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --            107
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.193         $9.448         $9.711         $9.979             --
  Accumulation Unit Value at end of
   period                                 $8.944         $9.193         $9.448         $9.711             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.384        $14.084        $11.575         $7.081        $14.034
  Accumulation Unit Value at end of
   period                                $15.075        $13.384        $14.084        $11.575         $7.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             36
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.223        $19.388        $16.109         $9.965             --
  Accumulation Unit Value at end of
   period                                $20.300        $18.223        $19.388        $16.109             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.702        $12.885        $10.315         $6.176        $12.321
  Accumulation Unit Value at end of
   period                                $12.813        $11.702        $12.885        $10.315         $6.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             45
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.143        $20.198        $16.348         $9.896             --
  Accumulation Unit Value at end of
   period                                $19.648        $18.143        $20.198        $16.348             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.839        $16.538        $15.695        $13.468        $20.443
  Accumulation Unit Value at end of
   period                                $21.892        $18.839        $16.538        $15.695        $13.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --              2             91
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.300        $15.318        $14.660        $12.688        $19.423
  Accumulation Unit Value at end of
   period                                $19.934        $17.300        $15.318        $14.660        $12.688
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.319        $11.002        $10.888        $10.974        $11.085
  Accumulation Unit Value at end of
   period                                $11.683        $11.319        $11.002        $10.888        $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                102            139            122            197            254
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.702        $11.446        $10.070         $9.511         $7.619
  Accumulation Unit Value at end of
   period                                $14.034        $11.702        $11.446        $10.070         $9.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             58             76             96            110
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.498         $9.895         $8.204         $6.803         $4.883
  Accumulation Unit Value at end of
   period                                $12.321        $10.498         $9.895         $8.204         $6.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 79             82             95            108            126
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.339        $14.628        $12.790        $10.449         $8.817
  Accumulation Unit Value at end of
   period                                $20.443        $17.339        $14.628        $12.790        $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                100            111            131            152            172
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.615        $14.137        $12.465        $10.614             --
  Accumulation Unit Value at end of
   period                                $19.423        $16.615        $14.137        $12.465             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

APP IV-8

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.489        $22.391        $17.142        $10.861        $21.260
  Accumulation Unit Value at end of
   period                                $21.869        $20.489        $22.391        $17.142        $10.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             30
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.746        $20.712        $16.032        $10.270             --
  Accumulation Unit Value at end of
   period                                $19.789        $18.746        $20.712        $16.032             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.681        $12.986        $12.416        $10.735             --
  Accumulation Unit Value at end of
   period                                $16.933        $14.681        $12.986        $12.416             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.523        $12.891        $12.368        $10.731             --
  Accumulation Unit Value at end of
   period                                $16.692        $14.523        $12.891        $12.368             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF CORE PLUS FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.921        $14.358        $13.623        $12.632        $14.301
  Accumulation Unit Value at end of
   period                                $16.062        $14.921        $14.358        $13.623        $12.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                146            154            221            262            346
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.768        $11.449        $10.983        $10.297             --
  Accumulation Unit Value at end of
   period                                $12.529        $11.768        $11.449        $10.983             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.458        $27.031        $25.040        $19.550        $23.377
  Accumulation Unit Value at end of
   period                                $33.021        $28.458        $27.031        $25.040        $19.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              8             10             14
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.999        $14.404        $13.491        $10.649             --
  Accumulation Unit Value at end of
   period                                $17.213        $14.999        $14.404        $13.491             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.581        $16.147        $13.830        $11.495         $8.265
  Accumulation Unit Value at end of
   period                                $21.260        $17.581        $16.147        $13.830        $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 44             75             73             78             91
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF CORE PLUS FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.787        $13.513        $13.182        $12.840        $12.475
  Accumulation Unit Value at end of
   period                                $14.301        $13.787        $13.513        $13.182        $12.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                503            577            620            657            814
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.309        $20.468        $18.537        $17.122        $13.614
  Accumulation Unit Value at end of
   period                                $23.377        $22.309        $20.468        $18.537        $17.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 21             24             30             34             43
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                    APP IV-9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.865        $25.938        $22.154        $13.261        $31.081
  Accumulation Unit Value at end of
   period                                $24.619        $20.865        $25.938        $22.154        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 15             17             18             24             31
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.269        $20.448        $17.658        $10.686             --
  Accumulation Unit Value at end of
   period                                $18.986        $16.269        $20.448        $17.658             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.497        $16.677        $12.666        $10.459         $7.104
  Accumulation Unit Value at end of
   period                                $31.081        $22.497        $16.677        $12.666        $10.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 53             57             65             59             60
 WITH OPTIONAL DEATH BENEFIT, EARNINGS
  PROTECTION BENEFIT AND THE
  HARTFORD'S PRINCIPAL FIRST (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

To obtain a Statement of Additional Information for Series I and Series IR of Select Dimensions AssetManager variable annuity, please complete the form below and mail to:


     Hartford Life Insurance Company/Hartford Life and
     Annuity Insurance Company
     PO Box 14293
     Lexington, KY 40512-4293.


Please send a Statement of Additional Information to me at the following address:

----------------------------------------------------------------
                              Name
----------------------------------------------------------------
                            Address
----------------------------------------------------------------
     City/State                                   Zip Code

                                     PART B

                      STATEMENT OF ADDITIONAL INFORMATION
                        HARTFORD LIFE INSURANCE COMPANY

                             SEPARATE ACCOUNT THREE

            SERIES I AND SERIES IR OF SELECT DIMENSIONS ASSETMANAGER

This Statement of Additional Information is not a prospectus. The information contained in this document should be read in conjunction with the Prospectus.


To obtain a Prospectus, send a written request to Hartford Life Insurance Company, PO Box 14293, Lexington, KY 40512-4293.



Date of Prospectus: May 1, 2013
Date of Statement of Additional Information: May 1, 2013


TABLE OF CONTENTS


GENERAL INFORMATION                                                            2
  Safekeeping of Assets                                                        2
  Experts                                                                      2
  Non-Participating                                                            2
  Misstatement of Age or Sex                                                   2
  Principal Underwriter                                                        2
PERFORMANCE RELATED INFORMATION                                                3
  Total Return for all Sub-Accounts                                            3
  Yield for Sub-Accounts                                                       4
  Money Market Sub-Accounts                                                    4
  Additional Materials                                                         4
  Performance Comparisons                                                      5
ACCUMULATION UNIT VALUES                                                       6
FINANCIAL STATEMENTS                                                        SA-I

2                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

GENERAL INFORMATION

SAFEKEEPING OF ASSETS

Hartford holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from Hartford's general corporate assets. Records are maintained of all purchases and redemptions of the underlying fund shares held in each of the Sub-Accounts.

EXPERTS


The consolidated financial statements of Hartford Life Insurance Company as of December 31, 2012 and 2011, and for each of the three years in the period ended December 31, 2012 have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 13, 2013, and the statements of assets and liabilities of Hartford Life Insurance Company Separate Account Three as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended have been audited by Deloitte & Touche LLP, an independent registered public accounting firm, as stated in their report dated March 28, 2013, which reports are both included in the Statement of Additional Information which is part of the Registration Statement. Such financial statements are included in reliance upon the reports of such firm given upon their authority as experts in accounting and auditing. The principal business address of Deloitte & Touche LLP is City Place, 32nd Floor, 185 Asylum Street, Hartford, Connecticut 06103-3402.


NON-PARTICIPATING

The Contract is non-participating and we pay no dividends.

MISSTATEMENT OF AGE OR SEX

If an Annuitant's age or sex was misstated on the Contract, any Contract payments or benefits will be determined using the correct age and sex. If we have overpaid Annuity Payouts, an adjustment, including interest on the amount of the overpayment, will be made to the next Annuity Payout or Payouts. If we have underpaid due to a misstatement of age or sex, we will credit the next Annuity Payout with the amount we underpaid and credit interest.

PRINCIPAL UNDERWRITER

The Contracts, which are offered continuously, are distributed by Hartford Securities Distribution Company, Inc. ("HSD"). HSD serves as Principal Underwriter for the securities issued with respect to the Separate Account. HSD is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a Broker-Dealer and is a member of the National Association of Securities Dealers, Inc. HSD is an affiliate of ours. Both HSD and Hartford are ultimately controlled by The Hartford Financial Services Group, Inc. The principal business address of HSD is the same as ours.


Hartford currently pays HSD underwriting commissions for its role as Principal Underwriter of all variable annuities associated with this Separate Account. For the past three years, the aggregate dollar amount of underwriting commissions paid to HSD in its role as Principal Underwriter has been: 2012: $1,372,131; 2011: $1,978,220; and 2010: $1,636,348.



ADDITIONAL PAYMENTS TO FINANCIAL INTERMEDIARIES



As stated in the prospectus, we (or our affiliates) pay Additional Payments to Financial Intermediaries. In addition to the Financial Intermediaries listed in the prospectus with whom we have an ongoing contractual arrangement to make Additional Payments, listed below are all Financial Intermediaries that received Additional Payments with at least a $100 value in 2012 of items such as sponsorship of meetings, education seminars, and travel and entertainment, whether or not an ongoing contractual relationship exists.



Acument Securities, Inc., Aegis Investments, Inc., Allen & Company of Florida, Inc., Alliance Bank, Allied Beacon Partners, American Century Brokerage, American Funds & Trust, Inc., American Independent Securities Group, American Portfolios Financial Services, Ameriprise Financial Services, Inc., Ameritas Investment Corp., Arvest Asset Management, Ausdal Financial Partners Inc., AXA Advisors, LLC, B.C. Ziegler and Company, BancWest Investment Services, Inc., Bank of the West, Bank Securities Association, Bankers & Investors Co., BB&T Investment Services, Inc., BBVA Compass Investment Solutions, BCG Securities, Inc., Beaconsfield Financial Services, Inc., Benchmark Investments, Inc., Benjamin F. Edwards, Berthel, Fisher & Co. Financial Services, Boenning & Scattergood, Inc., Broker Dealer Financial Svcs Corp., Brown, Lisle & Cummings, Inc., Bruce A. Lefavi Securities, Inc., Cadaret, Grant & Co., Inc., Cambridge Investment Research, Inc., Cantella & Co., Inc., Capital Analysts, Inc., Capital Financial Services Inc., Capital Guardian, LLC, Capital Investment Group, Inc., Capitol Securities Management, Inc., Cary Street Partners, LLC, CCF Investments, Inc., CCO Investment Services Corp., Centaurus Financial, Inc., Center Street Securities, Inc., CFD Investments, Inc., Charles Schwab & Company, Inc, Citadel Federal Credit Union, Citigroup Global Markets, Inc., Citizens Bank, Comerica Securities, Commerce Bank, N.A., Commonwealth Financial Network, Consolidated Federal C.U., Coordinated Capital Securities, Inc., CorePlus Federal Credit Union,

HARTFORD LIFE INSURANCE COMPANY                                            3

-------------------------------------------------------------------------------


Crown Capital Securities, LLP, Cuna Brokerage Services, Inc., Cuso Financial Services, LLP., Cutter & Company, Inc., D.A. Davidson & Company, David A. Noyes & Company, Deutsche Bank Securities, Inc., Dominion Investor Services, Inc., Eagle One Investments, LLC, Edward Jones, Emerson Equity, LLC, Equity Services, Inc., ESB Financial, Essex Financial Services, Inc., Essex National Securities, Inc., FCG Advisors, Feltl & Company, Fifth Third Bank, Fifth Third Securities, Financial Network Investment Corp., Financial Telesis, Inc., First Allied Securities, First Citizens Bank, First Citizens Bank & Trust Co., First Citizens Investor Services, First Heartland Capital, Inc., First Interstate Bank, First Midwest Securities, First Tennessee Bank, First Tennessee Brokerage, Inc., First Western Advisors, FNIC F.I.D. Div., Folger Nolan Fleming Douglas, Foresters Equity Services, Inc., Frost Brokerage Services Inc., Frost National Bank, FSC Securities Corporation, FSIC, Fulcrum Securities, Inc., Geneos Wealth Management, Inc., Genworth Financial Securities Corp., Gilford Securities, Inc., Girard Securities, Inc., Greycourt & Company, GWN Securities, Inc., H. Beck, Inc., H. D. Vest Investment Services, Harbour Financial Services, Harbour Investments, Inc., Harris Investor Services, Inc., Harris Investors, Harvest Capital LLC, HBW Securities, LLC, Hefren -- Tillotson Masterplan, Heim Young & Associates, Inc., Hightower Securities LLC, Hornor, Townsend & Kent, Inc., HSBC Bank USA, National Association, HSBC Securities (USA) Inc., Huntington Valley Bank, Huntleigh Securities Corp., Independent Financial Group, LLC, Infinex Investment, Inc., ING Financial Advisors, LLC, ING Financial Partners, Invesco, INVEST Financial Corporation, Investacorp, Inc., Investment Centers of America, Investment Professionals, Inc., Investors Capital Corp., J.J.B. Hilliard, W.L. Lyons LLC, J. P. Turner & Company, LLC, J.W. Cole Financial, Inc., Janney Montgomery Scott, Inc., JHS Capital Advisors, Inc., Kern Schools Federal Credit Union, KeyBank, NA, Key Investment Services, LLC., KMS Financial Services, Inc., Kovack Securities, Inc., L.O. Thomas & Company, Lara, Shull & May, LTD, Larimer Capital Corporation, LaSalle Street Securities, Inc., Legacy Asset Securities, Inc., Legend Equities Corporation, Leigh Baldwin & Co., LLC, Liberty Group, LLC, Lincoln Financial Advisors Corp., Lincoln Financial Dist., Inc., Lincoln Financial Securities, Lincoln Investment Planning, Inc., Linsco / Private Ledger / Bank Div., LPL Financial Corporation, LPL Financial Services, M & T Bank, M & T Securities, Inc., Merrill Lynch, Inc., MetLife Securities, Inc., MidAmerica Financial Services, Inc., MidWest One Bank, Money Concepts Capital Corp., Morgan Keegan & Co., Inc., Morgan Keegan FID Division, Morgan Stanley Smith Barney, Multi-Financial Securities Corp., National Planning Corporation, National Securities Corp., Navy Federal Brokerage Services, Navy Federal Credit Union, Neidiger, Tucker, Bruner, Inc., New England Securities Corp., Newbridge Securities Corp., Next Financial Group, Inc., NFP Securities, Inc., Northern Trust, N.A., Northwestern Mutual Inv. Services, O.N. Equity Sales Co., OFG Financial Services, Inc., OneAmerica Securities, Inc., Oppenheimer & Co., Inc., Packerland Brokerage Services, Inc., Park Avenue Securities, LLC, Patelco Credit Union, Paulson Investment Company Inc., Penrod Financial Group, Peoples Securities, Inc., Peoples United Bank, Pershing, PlanMember Securities Corp., Prime Capital Services, Inc., PrimeVest Financial Services Inc., Princor Financial Service Corp., ProEquities, Inc., Prospera Financial Services, Pruco Securities Corp., Purshe Kaplan Sterling Investment, Putnam Investments, QA3 Financial Corp., Quest Capital Strategies, Inc., Questar Capital Corp., Raymond James Financial Services, Inc., Raymond James & Associates Inc., Raymond James FID Division, RBC Bank, RBC Capital Markets Corp., RBS Citizens, NA, Resource Horizons Group, LLC, Ridgeway & Conger, Inc., RiverStone Wealth Management, Inc., Robert W. Baird & Co., Inc., Royal Alliance Associates, Inc., Sagepoint Financial, Inc., Sammons Securities Company LLC, Sanders Morris Harris, Inc., Scott & Stringfellow, Inc., Securian Financial Services, Securities America, Inc., Securities Service Network, Inc., Sigma Financial Corporation, Signator Investors Inc., Signature Securities Group, SII Investments, Sloan Securities Corp., Sorrento Pacific Financial LLC, Southwest Securities, Inc., Sovereign Bank, Stephens, Inc., Sterne Agee & Leach, Inc., Stifel, Nicolaus & Co., Inc., Stockcross Financial Services, Inc., Summit Bank, Summit Brokerage Services Inc., Sunset Financial Services, Inc., SunTrust Investment Services, Inc., Symetra Investment Services, Inc., Synovus Securities, TD Ameritrade, Inc., TFS Securities, Inc., The Capital Group Securities, Inc., The Huntington Investment Co., The Leaders Group, Inc., Tower Square Securities, Inc., Transamerica Financial Advisor, Triad Advisors, Inc., TrustCore Investments, Inc., Trustmont Financial Group, Inc., UBS Financial Services, Inc., UCB Investment Services, Inc., Union Bank & Trust, Union Bank of California, NA, UnionBanc Investment Services, United Brokerage Services, Inc., United Community Bank, United Planners Financial Services of America, US Bancorp FID, US Bancorp Investments, US Bank, NA, VALIC Financial Advisors, Inc., Valmark Securities, VanDerbilt Securities, LLC, VSR Financial Services, Inc., Waddell & Reed, Inc., Walnut Street Securities, Inc., Wayne Hummer Investments, LLC, Webster Bank, N.A., Wedbush Morgan Securities, Inc., Wells Fargo Adv. Financial Network LLC, Wells Fargo Advisors, LLC, Wells Fargo Advisors, LLC ISG, Wells Fargo Ins. Services Inv. Adv., WesBanco Securities, Inc., WFG Investments, Inc., William C. Burnside & Company, Woodbury Financial Services, Inc., World Equity Group, Inc. and WRP Investments, Inc.


PERFORMANCE RELATED INFORMATION

The Separate Account may advertise certain performance-related information concerning the Sub-Accounts. Performance information about a Sub-Account is based on the Sub-Account's past performance only and is no indication of future performance.

TOTAL RETURN FOR ALL SUB-ACCOUNTS

When a Sub-Account advertises its standardized total return, it will usually be calculated from the date of the inception of the Sub-Account for one, five and ten year periods or some other relevant periods if the Sub-Account has not been in existence for at least ten years. Total return is measured by comparing the value of an investment in the Sub-Account at the beginning of the relevant

4                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

period to the value of the investment at the end of the period. To calculate standardized total return, Hartford uses a hypothetical initial premium payment of $1,000.00 and deducts for the mortality and risk expense charge, any applicable administrative charge and the Annual Maintenance Fee.

The formula Hartford uses to calculate standardized total return is P(1+T) TO THE POWER OF n = ERV. In this calculation, "P" represents a hypothetical initial premium payment of $1,000.00, "T" represents the average annual total return, "n" represents the number of years and "ERV" represents the redeemable value at the end of the period.

In addition to the standardized total return, the Sub-Account may advertise a non-standardized total return. These figures will usually be calculated from the date of inception of the underlying fund for one, five and ten year periods or other relevant periods. Non-standardized total return is measured in the same manner as the standardized total return described above, except that the contingent deferred sales charge and the Annual Maintenance Fee are not deducted. Therefore, non-standardized total return for a Sub-Account is higher than standardized total return for a Sub-Account.

YIELD FOR SUB-ACCOUNTS

If applicable, the Sub-Accounts may advertise yield in addition to total return. At any time in the future, yields may be higher or lower than past yields and past performance is no indication of future performance.

The standardized yield will be computed for periods beginning with the inception of the Sub-Account in the following manner. The net investment income per Accumulation Unit earned during a one-month period is divided by the Accumulation Unit Value on the last day of the period.

The formula Hartford uses to calculate yield is: YIELD = 2[(a - b/cd +1) TO THE POWER OF 6 - 1]. In this calculation, "a" represents the net investment income earned during the period by the underlying fund, "b" represents the expenses accrued for the period, "c" represents the average daily number of Accumulation Units outstanding during the period and "d" represents the maximum offering price per Accumulation Unit on the last day of the period.

MONEY MARKET SUB-ACCOUNTS

At any time in the future, current and effective yields may be higher or lower than past yields and past performance is no indication of future performance.

Current yield of a money market fund Sub-Account is calculated for a seven-day period or the "base period" without taking into consideration any realized or unrealized gains or losses on shares of the underlying fund. The first step in determining yield is to compute the base period return. Hartford takes a hypothetical account with a balance of one Accumulation Unit of the Sub-Account and calculates the net change in its value from the beginning of the base period to the end of the base period. Hartford then subtracts an amount equal to the total deductions for the Contract and then divides that number by the value of the account at the beginning of the base period. The result is the base period return or "BPR". Once the base period return is calculated, Hartford then multiplies it by 365/7 to compute the current yield. Current yield is calculated to the nearest hundredth of one percent.

The formula for this calculation is YIELD = BPR x (365/7), where BPR = (A -
B)/C. "A" is equal to the net change in value of a hypothetical account with a balance of one Accumulation Unit of the Sub-Account from the beginning of the base period to the end of the base period. "B" is equal to the amount that Hartford deducts for mortality and expense risk charge, any applicable administrative charge and the Annual Maintenance Fee. "C" represents the value of the Sub-Account at the beginning of the base period.

Effective yield is also calculated using the base period return. The effective yield is calculated by adding to the base period return and raising that result to a power equal to 365 divided by 7 and subtracting 1 from the result. The calculation Hartford uses is:

    EFFECTIVE YIELD = [(BASE PERIOD RETURN + 1) TO THE POWER OF 365/7] - 1.

ADDITIONAL MATERIALS

We may provide information on various topics to Contract Owners and prospective Contract Owners in advertising, sales literature or other materials. These topics may include the relationship between sectors of the economy and the economy as a whole and its effect on various securities markets, investment strategies and techniques (such as value investing, dollar cost averaging and asset allocation), the advantages and disadvantages of investing in tax-deferred and taxable instruments, customer profiles and hypothetical purchase scenarios, financial management and tax and retirement planning, and other investment alternatives, including comparisons between the Contracts and the characteristics of and market for any alternatives.

HARTFORD LIFE INSURANCE COMPANY                                            5

-------------------------------------------------------------------------------

PERFORMANCE COMPARISONS

Each Sub-Account may from time to time include in advertisements the ranking of its performance figures compared with performance figures of other annuity contract's sub-accounts with the same investment objectives which are created by Lipper Analytical Services, Morningstar, Inc. or other recognized ranking services.

6                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

ACCUMULATION UNIT VALUES

(FOR AN ACCUMULATION UNIT OUTSTANDING THROUGHOUT THE PERIOD).

The following information should be read in conjunction with the financial statements for the Separate Account included in this Statement of Additional Information.

There are several classes of Accumulation Unit Values under the Contract depending on the number of optional benefits you select. The table below shows all possible Accumulation Unit Values corresponding to all combinations of optional benefits. A table showing only the highest and lowest possible Accumulation Unit Values is shown in the prospectus, which assumes you select either no optional benefits or all optional benefits.


HARTFORD LIFE INSURANCE COMPANY



                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.686        $10.616             --             --             --
  Accumulation Unit Value at end of
   period                                $11.312         $9.686             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.671        $10.614             --             --             --
  Accumulation Unit Value at end of
   period                                $11.271         $9.671             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.659        $10.612             --             --             --
  Accumulation Unit Value at end of
   period                                $11.241         $9.659             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.648        $10.610             --             --             --
  Accumulation Unit Value at end of
   period                                $11.211         $9.648             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.644        $10.609             --             --             --
  Accumulation Unit Value at end of
   period                                $11.201         $9.644             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.632        $10.607             --             --             --
  Accumulation Unit Value at end of
   period                                $11.171         $9.632             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.629        $10.606             --             --             --
  Accumulation Unit Value at end of
   period                                $11.161         $9.629             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.613        $10.604             --             --             --
  Accumulation Unit Value at end of
   period                                $11.121         $9.613             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. EQUALLY-WEIGHTED S&P 500
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.189        $19.579        $16.381        $11.479        $19.457
  Accumulation Unit Value at end of
   period                                $22.101        $19.189        $19.579        $16.381        $11.479
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED DIVIDEND FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. EQUALLY-WEIGHTED S&P 500
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $19.495        $17.131        $16.153        $14.079        $10.436
  Accumulation Unit Value at end of
   period                                $19.457        $19.495        $17.131        $16.153        $14.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              3              6

HARTFORD LIFE INSURANCE COMPANY                                            7

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.775        $19.194        $16.091        $11.298        $19.190
  Accumulation Unit Value at end of
   period                                $21.580        $18.775        $19.194        $16.091        $11.298
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.511        $18.953        $15.913        $11.190        $19.034
  Accumulation Unit Value at end of
   period                                $21.245        $18.511        $18.953        $15.913        $11.190
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.174        $18.636        $15.670        $11.036        $18.800
  Accumulation Unit Value at end of
   period                                $20.827        $18.174        $18.636        $15.670        $11.036
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.166        $18.637        $15.678        $11.047        $18.829
  Accumulation Unit Value at end of
   period                                $20.807        $18.166        $18.637        $15.678        $11.047
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.835        $18.325        $15.439        $10.895        $18.598
  Accumulation Unit Value at end of
   period                                $20.398        $17.835        $18.325        $15.439        $10.895
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.965        $17.440        $14.701        $10.379             --
  Accumulation Unit Value at end of
   period                                $19.393        $16.965        $17.440        $14.701             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.860        $17.367        $14.669        $10.377             --
  Accumulation Unit Value at end of
   period                                $19.235        $16.860        $17.367        $14.669             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.711        $10.188             --             --             --
  Accumulation Unit Value at end of
   period                                $11.193         $9.711             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.696        $10.186             --             --             --
  Accumulation Unit Value at end of
   period                                $11.153         $9.696             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 10             10             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.684        $10.184             --             --             --
  Accumulation Unit Value at end of
   period                                $11.123         $9.684             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.265        $16.963        $16.027        $13.997        $10.396
  Accumulation Unit Value at end of
   period                                $19.190        $19.265        $16.963        $16.027        $13.997
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.138        $16.876        $15.969        $13.967        $10.390
  Accumulation Unit Value at end of
   period                                $19.034        $19.138        $16.876        $15.969        $13.967
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.931        $16.719        $15.844        $14.182             --
  Accumulation Unit Value at end of
   period                                $18.800        $18.931        $16.719        $15.844             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.970        $16.761        $15.892        $13.927        $10.381
  Accumulation Unit Value at end of
   period                                $18.829        $18.970        $16.761        $15.892        $13.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.765        $16.605        $15.768        $14.139             --
  Accumulation Unit Value at end of
   period                                $18.598        $18.765        $16.605        $15.768             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO V.I. HIGH YIELD FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

8                                            HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.673        $10.182             --             --             --
  Accumulation Unit Value at end of
   period                                $11.093         $9.673             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.669        $10.181             --             --             --
  Accumulation Unit Value at end of
   period                                $11.083         $9.669             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.657        $10.179             --             --             --
  Accumulation Unit Value at end of
   period                                $11.053         $9.657             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.653        $10.179             --             --             --
  Accumulation Unit Value at end of
   period                                $11.043         $9.653             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.638        $10.176             --             --             --
  Accumulation Unit Value at end of
   period                                $11.004         $9.638             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1             --             --             --
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.038        $20.185        $16.787        $12.260        $21.229
  Accumulation Unit Value at end of
   period                                $23.121        $20.038        $20.185        $16.787        $12.260
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.605        $19.789        $16.490        $12.067        $20.937
  Accumulation Unit Value at end of
   period                                $22.577        $19.605        $19.789        $16.490        $12.067
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              5             12             20             23
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.330        $19.540        $16.308        $11.951        $20.768
  Accumulation Unit Value at end of
   period                                $22.227        $19.330        $19.540        $16.308        $11.951
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              8              9             10             11
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.978        $19.214        $16.059        $11.787        $20.512
  Accumulation Unit Value at end of
   period                                $21.790        $18.978        $19.214        $16.059        $11.787
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              1              1
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.969        $19.214        $16.068        $11.799        $20.544
  Accumulation Unit Value at end of
   period                                $21.768        $18.969        $19.214        $16.068        $11.799
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. AMERICAN VALUE
 FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.012        $16.856        $15.258        $13.537         $9.725
  Accumulation Unit Value at end of
   period                                $21.229        $20.012        $16.856        $15.258        $13.537
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1              3              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $19.776        $16.691        $15.139        $13.458         $9.688
  Accumulation Unit Value at end of
   period                                $20.937        $19.776        $16.691        $15.139        $13.458
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 34             50             50             60             60
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.646        $16.606        $15.084        $13.429         $9.682
  Accumulation Unit Value at end of
   period                                $20.768        $19.646        $16.606        $15.084        $13.429
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  8              4              5              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.434        $16.451        $14.966        $13.517             --
  Accumulation Unit Value at end of
   period                                $20.512        $19.434        $16.451        $14.966             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5              7              7              7             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.473        $16.493        $15.012        $13.391         $9.673
  Accumulation Unit Value at end of
   period                                $20.544        $19.473        $16.493        $15.012        $13.391
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                            9

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.703        $18.973        $15.890        $11.686        $20.378
  Accumulation Unit Value at end of
   period                                $21.431        $18.703        $18.973        $15.890        $11.686
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              5              3             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.550        $18.827        $15.776        $11.607             --
  Accumulation Unit Value at end of
   period                                $21.245        $18.550        $18.827        $15.776             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.243        $18.553        $15.577        $11.484             --
  Accumulation Unit Value at end of
   period                                $20.852        $18.243        $18.553        $15.577             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1              2              3             --
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                              $9.556        $10.494             --             --             --
  Accumulation Unit Value at end of
   period                                $10.581         $9.556             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                              $9.541        $10.491             --             --             --
  Accumulation Unit Value at end of
   period                                $10.544         $9.541             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.529        $10.489             --             --             --
  Accumulation Unit Value at end of
   period                                $10.515         $9.529             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.518        $10.487             --             --             --
  Accumulation Unit Value at end of
   period                                $10.487         $9.518             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.514        $10.486             --             --             --
  Accumulation Unit Value at end of
   period                                $10.478         $9.514             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.503        $10.484             --             --             --
  Accumulation Unit Value at end of
   period                                $10.450         $9.503             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.499        $10.484             --             --             --
  Accumulation Unit Value at end of
   period                                $10.440         $9.499             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.344        $16.408        $14.957        $13.533             --
  Accumulation Unit Value at end of
   period                                $20.378        $19.344        $16.408        $14.957             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. EQUITY AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

10                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.484        $10.481             --             --             --
  Accumulation Unit Value at end of
   period                                $10.403         $9.484             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.592        $15.139        $13.679        $11.182        $16.726
  Accumulation Unit Value at end of
   period                                $16.454        $14.592        $15.139        $13.679        $11.182
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.277        $14.841        $13.437        $11.006        $16.496
  Accumulation Unit Value at end of
   period                                $16.066        $14.277        $14.841        $13.437        $11.006
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.076        $14.655        $13.288        $10.901        $16.363
  Accumulation Unit Value at end of
   period                                $15.817        $14.076        $14.655        $13.288        $10.901
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.879        $14.471        $13.141        $10.796        $16.231
  Accumulation Unit Value at end of
   period                                $15.572        $13.879        $14.471        $13.141        $10.796
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.814        $14.410        $13.093        $10.762        $16.187
  Accumulation Unit Value at end of
   period                                $15.491        $13.814        $14.410        $13.093        $10.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.620        $14.230        $12.948        $10.658        $16.056
  Accumulation Unit Value at end of
   period                                $15.250        $13.620        $14.230        $12.948        $10.658
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.222        $13.820        $12.582        $10.362             --
  Accumulation Unit Value at end of
   period                                $14.797        $13.222        $13.820        $12.582             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.140        $13.763        $12.555        $10.361             --
  Accumulation Unit Value at end of
   period                                $14.677        $13.140        $13.763        $12.555             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.534        $11.223        $10.460         $8.878        $11.516
  Accumulation Unit Value at end of
   period                                $12.818        $11.534        $11.223        $10.460         $8.878
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              6

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
INVESCO VAN KAMPEN V.I. GROWTH AND
 INCOME FUND
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $16.541        $14.468        $13.373        $11.886         $9.438
  Accumulation Unit Value at end of
   period                                $16.726        $16.541        $14.468        $13.373        $11.886
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              3              3              3              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $16.347        $14.326        $13.268        $11.817         $9.402
  Accumulation Unit Value at end of
   period                                $16.496        $16.347        $14.326        $13.268        $11.817
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.239        $14.253        $13.220        $11.792         $9.396
  Accumulation Unit Value at end of
   period                                $16.363        $16.239        $14.253        $13.220        $11.792
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.132        $14.180        $13.173        $11.903             --
  Accumulation Unit Value at end of
   period                                $16.231        $16.132        $14.180        $13.173             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.096        $14.156        $13.157        $11.759         $9.388
  Accumulation Unit Value at end of
   period                                $16.187        $16.096        $14.156        $13.157        $11.759
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $15.990        $14.083        $13.109        $11.867             --
  Accumulation Unit Value at end of
   period                                $16.056        $15.990        $14.083        $13.109             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FLEXIBLE INCOME
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.270        $10.833        $10.705        $10.171         $9.107
  Accumulation Unit Value at end of
   period                                $11.516        $11.270        $10.833        $10.705        $10.171
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              1              3              2              3

HARTFORD LIFE INSURANCE COMPANY                                           11

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.285        $11.002        $10.275         $8.739        $11.358
  Accumulation Unit Value at end of
   period                                $12.516        $11.285        $11.002        $10.275         $8.739
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.127        $10.864        $10.161         $8.655        $11.266
  Accumulation Unit Value at end of
   period                                $12.322        $11.127        $10.864        $10.161         $8.655
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.924        $10.682        $10.006         $8.536        $11.127
  Accumulation Unit Value at end of
   period                                $12.080        $10.924        $10.682        $10.006         $8.536
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.919        $10.683        $10.012         $8.545        $11.145
  Accumulation Unit Value at end of
   period                                $12.068        $10.919        $10.683        $10.012         $8.545
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.720        $10.504         $9.859         $8.427        $11.007
  Accumulation Unit Value at end of
   period                                $11.831        $10.720        $10.504         $9.859         $8.427
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.514        $13.248        $12.440        $10.638             --
  Accumulation Unit Value at end of
   period                                $14.906        $13.514        $13.248        $12.440             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.430        $13.192        $12.413        $10.636             --
  Accumulation Unit Value at end of
   period                                $14.784        $13.430        $13.192        $12.413             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.685        $14.763        $11.779         $6.969        $14.589
  Accumulation Unit Value at end of
   period                                $15.359        $13.685        $14.763        $11.779         $6.969
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.389        $14.473        $11.571         $6.860        $14.388
  Accumulation Unit Value at end of
   period                                $14.997        $13.389        $14.473        $11.571         $6.860
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.201        $14.291        $11.443         $6.794        $14.272
  Accumulation Unit Value at end of
   period                                $14.765        $13.201        $14.291        $11.443         $6.794
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.137        $10.727        $10.622        $10.112         $9.072
  Accumulation Unit Value at end of
   period                                $11.358        $11.137        $10.727        $10.622        $10.112
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.063        $10.672        $10.583        $10.091         $9.066
  Accumulation Unit Value at end of
   period                                $11.266        $11.063        $10.672        $10.583        $10.091
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.944        $10.573        $10.500        $10.088             --
  Accumulation Unit Value at end of
   period                                $11.127        $10.944        $10.573        $10.500             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.966        $10.599        $10.532        $10.062         $9.059
  Accumulation Unit Value at end of
   period                                $11.145        $10.966        $10.599        $10.532        $10.062
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.847        $10.500        $10.449        $10.058             --
  Accumulation Unit Value at end of
   period                                $11.007        $10.847        $10.500        $10.449             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- FOCUS GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $12.079        $12.235        $10.874        $10.208         $8.607
  Accumulation Unit Value at end of
   period                                $14.589        $12.079        $12.235        $10.874        $10.208
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  5             11             12             16             22
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.937        $12.115        $10.789        $10.148         $8.574
  Accumulation Unit Value at end of
   period                                $14.388        $11.937        $12.115        $10.789        $10.148
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.858        $12.053        $10.750        $10.127         $8.568
  Accumulation Unit Value at end of
   period                                $14.272        $11.858        $12.053        $10.750        $10.127
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

12                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.961        $14.052        $11.268         $6.700        $14.096
  Accumulation Unit Value at end of
   period                                $14.474        $12.961        $14.052        $11.268         $6.700
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.955        $14.052        $11.274         $6.707        $14.118
  Accumulation Unit Value at end of
   period                                $14.460        $12.955        $14.052        $11.274         $6.707
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.719        $13.817        $11.102         $6.615        $13.944
  Accumulation Unit Value at end of
   period                                $14.175        $12.719        $13.817        $11.102         $6.615
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.025        $20.678        $16.623         $9.909             --
  Accumulation Unit Value at end of
   period                                $21.193        $19.025        $20.678        $16.623             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.907        $20.592        $16.587         $9.907             --
  Accumulation Unit Value at end of
   period                                $21.020        $18.907        $20.592        $16.587             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.203        $11.388        $11.576        $11.766        $11.683
  Accumulation Unit Value at end of
   period                                $11.021        $11.203        $11.388        $11.576        $11.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.961        $11.164        $11.372        $11.581        $11.523
  Accumulation Unit Value at end of
   period                                $10.761        $10.961        $11.164        $11.372        $11.581
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.807        $11.024        $11.246        $11.470        $11.429
  Accumulation Unit Value at end of
   period                                $10.594        $10.807        $11.024        $11.246        $11.470
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.610        $10.840        $11.074        $11.312        $11.289
  Accumulation Unit Value at end of
   period                                $10.386        $10.610        $10.840        $11.074        $11.312
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.605        $10.840        $11.080        $11.324        $11.306
  Accumulation Unit Value at end of
   period                                $10.376        $10.605        $10.840        $11.080        $11.324
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.730        $11.941        $10.665        $10.145             --
  Accumulation Unit Value at end of
   period                                $14.096        $11.730        $11.941        $10.665             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.754        $11.971        $10.698        $10.098         $8.561
  Accumulation Unit Value at end of
   period                                $14.118        $11.754        $11.971        $10.698        $10.098
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.627        $11.859        $10.614        $10.114             --
  Accumulation Unit Value at end of
   period                                $13.944        $11.627        $11.859        $10.614             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- MONEY MARKET
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.319        $11.002        $10.888        $10.974        $11.085
  Accumulation Unit Value at end of
   period                                $11.683        $11.319        $11.002        $10.888        $10.974
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              1              1              2              4
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.186        $10.894        $10.802        $10.910        $11.042
  Accumulation Unit Value at end of
   period                                $11.523        $11.186        $10.894        $10.802        $10.910
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.112        $10.839        $10.763        $10.887        $11.035
  Accumulation Unit Value at end of
   period                                $11.429        $11.112        $10.839        $10.763        $10.887
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.992        $10.738        $10.679        $10.804             --
  Accumulation Unit Value at end of
   period                                $11.289        $10.992        $10.738        $10.679             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.014        $10.765        $10.711        $10.856        $11.026
  Accumulation Unit Value at end of
   period                                $11.306        $11.014        $10.765        $10.711        $10.856
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           13

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.412        $10.659        $10.911        $11.168        $11.167
  Accumulation Unit Value at end of
   period                                $10.172        $10.412        $10.659        $10.911        $11.168
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                              $9.293         $9.518         $9.748         $9.982             --
  Accumulation Unit Value at end of
   period                                 $9.074         $9.293         $9.518         $9.748             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                              $9.235         $9.478         $9.727         $9.980             --
  Accumulation Unit Value at end of
   period                                 $9.000         $9.235         $9.478         $9.727             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.384        $14.084        $11.575         $7.081        $14.034
  Accumulation Unit Value at end of
   period                                $15.075        $13.384        $14.084        $11.575         $7.081
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.095        $13.807        $11.370         $6.970        $13.841
  Accumulation Unit Value at end of
   period                                $14.719        $13.095        $13.807        $11.370         $6.970
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.911        $13.634        $11.244         $6.903        $13.729
  Accumulation Unit Value at end of
   period                                $14.491        $12.911        $13.634        $11.244         $6.903
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $12.676        $13.406        $11.072         $6.808        $13.560
  Accumulation Unit Value at end of
   period                                $14.206        $12.676        $13.406        $11.072         $6.808
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.670        $13.406        $11.078         $6.815        $13.581
  Accumulation Unit Value at end of
   period                                $14.192        $12.670        $13.406        $11.078         $6.815
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $12.439        $13.182        $10.909         $6.721        $13.414
  Accumulation Unit Value at end of
   period                                $13.913        $12.439        $13.182        $10.909         $6.721
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.421        $19.530        $16.171         $9.968             --
  Accumulation Unit Value at end of
   period                                $20.593        $18.421        $19.530        $16.171             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.895        $10.664        $10.627        $10.771             --
  Accumulation Unit Value at end of
   period                                $11.167        $10.895        $10.664        $10.627             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.702        $11.446        $10.070         $9.511         $7.619
  Accumulation Unit Value at end of
   period                                $14.034        $11.702        $11.446        $10.070         $9.511
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              2              2              5              5
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.564        $11.334         $9.991         $9.455         $7.590
  Accumulation Unit Value at end of
   period                                $13.841        $11.564        $11.334         $9.991         $9.455
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.488        $11.276         $9.955         $9.435         $7.585
  Accumulation Unit Value at end of
   period                                $13.729        $11.488        $11.276         $9.955         $9.435
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.363        $11.170         $9.877         $9.537             --
  Accumulation Unit Value at end of
   period                                $13.560        $11.363        $11.170         $9.877             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.387        $11.199         $9.907         $9.409         $7.579
  Accumulation Unit Value at end of
   period                                $13.581        $11.387        $11.199         $9.907         $9.409
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.263        $11.094         $9.829         $9.509             --
  Accumulation Unit Value at end of
   period                                $13.414        $11.263        $11.094         $9.829             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

14                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.308        $19.449        $16.136         $9.966             --
  Accumulation Unit Value at end of
   period                                $20.425        $18.308        $19.449        $16.136             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $11.702        $12.885        $10.315         $6.176        $12.321
  Accumulation Unit Value at end of
   period                                $12.813        $11.702        $12.885        $10.315         $6.176
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              2
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $11.449        $12.632        $10.132         $6.079        $12.152
  Accumulation Unit Value at end of
   period                                $12.511        $11.449        $12.632        $10.132         $6.079
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.288        $12.473        $10.020         $6.021        $12.053
  Accumulation Unit Value at end of
   period                                $12.317        $11.288        $12.473        $10.020         $6.021
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $11.083        $12.264         $9.867         $5.937        $11.905
  Accumulation Unit Value at end of
   period                                $12.074        $11.083        $12.264         $9.867         $5.937
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $11.078        $12.265         $9.873         $5.944        $11.923
  Accumulation Unit Value at end of
   period                                $12.063        $11.078        $12.265         $9.873         $5.944
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.876        $12.060         $9.722         $5.862        $11.777
  Accumulation Unit Value at end of
   period                                $11.825        $10.876        $12.060         $9.722         $5.862
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.340        $20.347        $16.410         $9.900             --
  Accumulation Unit Value at end of
   period                                $19.931        $18.340        $20.347        $16.410             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.227        $20.262        $16.374         $9.898             --
  Accumulation Unit Value at end of
   period                                $19.769        $18.227        $20.262        $16.374             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $18.839        $16.538        $15.695        $13.468        $20.443
  Accumulation Unit Value at end of
   period                                $21.892        $18.839        $16.538        $15.695        $13.468
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              1

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- CAPITAL
 OPPORTUNITIES PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $10.498         $9.895         $8.204         $6.803         $4.883
  Accumulation Unit Value at end of
   period                                $12.321        $10.498         $9.895         $8.204         $6.803
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              6              6              8             13
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $10.374         $9.798         $8.140         $6.764         $4.864
  Accumulation Unit Value at end of
   period                                $12.152        $10.374         $9.798         $8.140         $6.764
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.306         $9.748         $8.111         $6.749         $4.861
  Accumulation Unit Value at end of
   period                                $12.053        $10.306         $9.748         $8.111         $6.749
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $10.194         $9.657         $8.047         $6.909             --
  Accumulation Unit Value at end of
   period                                $11.905        $10.194         $9.657         $8.047             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.215         $9.682         $8.071         $6.730         $4.857
  Accumulation Unit Value at end of
   period                                $11.923        $10.215         $9.682         $8.071         $6.730
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $10.105         $9.591         $8.008         $6.889             --
  Accumulation Unit Value at end of
   period                                $11.777        $10.105         $9.591         $8.008             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- GLOBAL
 INFRASTRUCTURE PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.339        $14.628        $12.790        $10.449         $8.817
  Accumulation Unit Value at end of
   period                                $20.443        $17.339        $14.628        $12.790        $10.449
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1              2

HARTFORD LIFE INSURANCE COMPANY                                           15

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $18.432        $16.213        $15.417        $13.257        $20.162
  Accumulation Unit Value at end of
   period                                $21.376        $18.432        $16.213        $15.417        $13.257
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.173        $16.010        $15.246        $13.130        $19.999
  Accumulation Unit Value at end of
   period                                $21.045        $18.173        $16.010        $15.246        $13.130
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.842        $15.742        $15.014        $12.949        $19.753
  Accumulation Unit Value at end of
   period                                $20.631        $17.842        $15.742        $15.014        $12.949
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.834        $15.743        $15.022        $12.962        $19.783
  Accumulation Unit Value at end of
   period                                $20.611        $17.834        $15.743        $15.022        $12.962
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.509        $15.479        $14.793        $12.784        $19.540
  Accumulation Unit Value at end of
   period                                $20.205        $17.509        $15.479        $14.793        $12.784
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.489        $22.391        $17.142        $10.861        $21.260
  Accumulation Unit Value at end of
   period                                $21.869        $20.489        $22.391        $17.142        $10.861
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --              3
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.046        $21.951        $16.838        $10.691        $20.967
  Accumulation Unit Value at end of
   period                                $21.353        $20.046        $21.951        $16.838        $10.691
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.765        $21.676        $16.652        $10.588        $20.798
  Accumulation Unit Value at end of
   period                                $21.022        $19.765        $21.676        $16.652        $10.588
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.405        $21.313        $16.398        $10.442        $20.542
  Accumulation Unit Value at end of
   period                                $20.608        $19.405        $21.313        $16.398        $10.442
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.396        $21.314        $16.407        $10.453        $20.574
  Accumulation Unit Value at end of
   period                                $20.588        $19.396        $21.314        $16.407        $10.453
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.135        $14.485        $12.690        $10.388         $8.783
  Accumulation Unit Value at end of
   period                                $20.162        $17.135        $14.485        $12.690        $10.388
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.022        $14.411        $12.644        $10.366         $8.778
  Accumulation Unit Value at end of
   period                                $19.999        $17.022        $14.411        $12.644        $10.366
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $16.838        $14.276        $12.545        $10.648             --
  Accumulation Unit Value at end of
   period                                $19.753        $16.838        $14.276        $12.545             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.872        $14.313        $12.583        $10.336         $8.771
  Accumulation Unit Value at end of
   period                                $19.783        $16.872        $14.313        $12.583        $10.336
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.690        $14.179        $12.484        $10.616             --
  Accumulation Unit Value at end of
   period                                $19.540        $16.690        $14.179        $12.484             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY -- MID CAP GROWTH
 PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $17.581        $16.147        $13.830        $11.495         $8.265
  Accumulation Unit Value at end of
   period                                $21.260        $17.581        $16.147        $13.830        $11.495
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              8              9             10             12
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $17.374        $15.988        $13.722        $11.428         $8.233
  Accumulation Unit Value at end of
   period                                $20.967        $17.374        $15.988        $13.722        $11.428
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.259        $15.907        $13.672        $11.404         $8.228
  Accumulation Unit Value at end of
   period                                $20.798        $17.259        $15.907        $13.672        $11.404
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $17.072        $15.758        $13.565        $11.623             --
  Accumulation Unit Value at end of
   period                                $20.542        $17.072        $15.758        $13.565             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $17.107        $15.798        $13.606        $11.372         $8.221
  Accumulation Unit Value at end of
   period                                $20.574        $17.107        $15.798        $13.606        $11.372
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

16                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.043        $20.957        $16.156        $10.309        $20.321
  Accumulation Unit Value at end of
   period                                $20.183        $19.043        $20.957        $16.156        $10.309
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $18.950        $20.865        $16.093        $10.274             --
  Accumulation Unit Value at end of
   period                                $20.074        $18.950        $20.865        $16.093             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $18.833        $20.778        $16.058        $10.272             --
  Accumulation Unit Value at end of
   period                                $19.911        $18.833        $20.778        $16.058             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.681        $12.986        $12.416        $10.735             --
  Accumulation Unit Value at end of
   period                                $16.933        $14.681        $12.986        $12.416             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.591        $12.931        $12.389        $10.733             --
  Accumulation Unit Value at end of
   period                                $16.795        $14.591        $12.931        $12.389             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF CORE PLUS FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $14.921        $14.358        $13.623        $12.632        $14.301
  Accumulation Unit Value at end of
   period                                $16.062        $14.921        $14.358        $13.623        $12.632
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $14.598        $14.076        $13.383        $12.433        $14.105
  Accumulation Unit Value at end of
   period                                $15.684        $14.598        $14.076        $13.383        $12.433
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 45             56             87            140            146
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.394        $13.899        $13.234        $12.314        $13.991
  Accumulation Unit Value at end of
   period                                $15.441        $14.394        $13.899        $13.234        $12.314
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 30             32             50             48             48
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $14.134        $13.669        $13.035        $12.147        $13.821
  Accumulation Unit Value at end of
   period                                $15.140        $14.134        $13.669        $13.035        $12.147
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              2              3              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $14.125        $13.667        $13.040        $12.157        $13.840
  Accumulation Unit Value at end of
   period                                $15.122        $14.125        $13.667        $13.040        $12.157
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $16.922        $15.651        $13.500        $11.588             --
  Accumulation Unit Value at end of
   period                                $20.321        $16.922        $15.651        $13.500             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
MORGAN STANLEY UTILITIES PORTFOLIO
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF CORE PLUS FIXED INCOME PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $13.787        $13.513        $13.182        $12.840        $12.475
  Accumulation Unit Value at end of
   period                                $14.301        $13.787        $13.513        $13.182        $12.840
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              2              1              1              6
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $13.625        $13.380        $13.079        $12.766        $12.427
  Accumulation Unit Value at end of
   period                                $14.105        $13.625        $13.380        $13.079        $12.766
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                161            204            204            187            189
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.535        $13.312        $13.032        $12.738        $12.420
  Accumulation Unit Value at end of
   period                                $13.991        $13.535        $13.312        $13.032        $12.738
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 54             10              7              4             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.391        $13.190        $12.932        $12.724             --
  Accumulation Unit Value at end of
   period                                $13.821        $13.391        $13.190        $12.932             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              8             11             38             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.416        $13.221        $12.969        $12.702        $12.409
  Accumulation Unit Value at end of
   period                                $13.840        $13.416        $13.221        $12.969        $12.702
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

HARTFORD LIFE INSURANCE COMPANY                                           17

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.927        $13.496        $12.895        $12.041        $13.728
  Accumulation Unit Value at end of
   period                                $14.888        $13.927        $13.496        $12.895        $12.041
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $13.815        $13.394        $12.804        $11.962             --
  Accumulation Unit Value at end of
   period                                $14.761        $13.815        $13.394        $12.804             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              7              6             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.587        $13.199        $12.643        $11.835             --
  Accumulation Unit Value at end of
   period                                $14.488        $13.587        $13.199        $12.643             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  7              9             15             21             --
UIF EMERGING MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $28.458        $27.031        $25.040        $19.550        $23.377
  Accumulation Unit Value at end of
   period                                $33.021        $28.458        $27.031        $25.040        $19.550
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $27.844        $26.500        $24.598        $19.243        $23.056
  Accumulation Unit Value at end of
   period                                $32.243        $27.844        $26.500        $24.598        $19.243
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              1              3              7              6
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $27.453        $26.168        $24.326        $19.059        $22.869
  Accumulation Unit Value at end of
   period                                $31.743        $27.453        $26.168        $24.326        $19.059
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.954        $25.730        $23.955        $18.797        $22.588
  Accumulation Unit Value at end of
   period                                $31.119        $26.954        $25.730        $23.955        $18.797
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              3              3              3              3
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.941        $25.731        $23.967        $18.816        $22.623
  Accumulation Unit Value at end of
   period                                $31.089        $26.941        $25.731        $23.967        $18.816
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $26.564        $25.408        $23.702        $18.636        $22.440
  Accumulation Unit Value at end of
   period                                $30.607        $26.564        $25.408        $23.702        $18.636
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --              1             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $26.346        $25.212        $23.531        $18.511             --
  Accumulation Unit Value at end of
   period                                $30.341        $26.346        $25.212        $23.531             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $13.327        $13.154        $12.922        $12.737             --
  Accumulation Unit Value at end of
   period                                $13.728        $13.327        $13.154        $12.922             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKET DEBT PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.309        $20.468        $18.537        $17.122        $13.614
  Accumulation Unit Value at end of
   period                                $23.377        $22.309        $20.468        $18.537        $17.122
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.046        $20.267        $18.392        $17.023        $13.561
  Accumulation Unit Value at end of
   period                                $23.056        $22.046        $20.267        $18.392        $17.023
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  9             11             11              6              5
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.901        $20.164        $18.326        $16.987        $13.553
  Accumulation Unit Value at end of
   period                                $22.869        $21.901        $20.164        $18.326        $16.987
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  3              2              2              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.664        $19.976        $18.182        $16.940             --
  Accumulation Unit Value at end of
   period                                $22.588        $21.664        $19.976        $18.182             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              6              5              7             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.708        $20.026        $18.237        $16.938        $13.542
  Accumulation Unit Value at end of
   period                                $22.623        $21.708        $20.026        $18.237        $16.938
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.565        $19.924        $18.171        $16.961             --
  Accumulation Unit Value at end of
   period                                $22.440        $21.565        $19.924        $18.171             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

18                                           HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------


                                                                   AS OF DECEMBER 31,
SUB-ACCOUNT                               2012           2011           2010           2009           2008
-----------------------------------------------------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $25.910        $24.845        $23.235        $18.314             --
  Accumulation Unit Value at end of
   period                                $29.780        $25.910        $24.845        $23.235             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $20.865        $25.938        $22.154        $13.261        $31.081
  Accumulation Unit Value at end of
   period                                $24.619        $20.865        $25.938        $22.154        $13.261
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $20.415        $25.428        $21.763        $13.052        $30.654
  Accumulation Unit Value at end of
   period                                $24.039        $20.415        $25.428        $21.763        $13.052
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              4              6              7              8
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $20.128        $25.109        $21.522        $12.927        $30.406
  Accumulation Unit Value at end of
   period                                $23.667        $20.128        $25.109        $21.522        $12.927
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.766        $24.694        $21.198        $12.751        $30.038
  Accumulation Unit Value at end of
   period                                $23.205        $19.766        $24.694        $21.198        $12.751
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  2              2              2              2              2
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.753        $24.690        $21.205        $12.762        $30.079
  Accumulation Unit Value at end of
   period                                $23.179        $19.753        $24.690        $21.205        $12.762
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.476        $24.381        $20.971        $12.640        $29.835
  Accumulation Unit Value at end of
   period                                $22.820        $19.476        $24.381        $20.971        $12.640
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                             $19.320        $24.197        $20.823        $12.557             --
  Accumulation Unit Value at end of
   period                                $22.625        $19.320        $24.197        $20.823             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                             $19.000        $23.845        $20.561        $12.424             --
  Accumulation Unit Value at end of
   period                                $22.207        $19.000        $23.845        $20.561             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              1              1              1             --

                                                                 AS OF DECEMBER 31,
SUB-ACCOUNT                               2007           2006           2005           2004           2003
--------------------------------------  --------------------------------------------------------------------
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
UIF EMERGING MARKETS EQUITY PORTFOLIO
 WITHOUT ANY OPTIONAL BENEFITS
  Accumulation Unit Value at beginning
   of period                             $22.497        $16.677        $12.666        $10.459         $7.104
  Accumulation Unit Value at end of
   period                                $31.081        $22.497        $16.677        $12.666        $10.459
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --              1             --             --             --
 WITH EARNINGS PROTECTION BENEFIT
  Accumulation Unit Value at beginning
   of period                             $22.232        $16.513        $12.567        $10.398         $7.077
  Accumulation Unit Value at end of
   period                                $30.654        $22.232        $16.513        $12.567        $10.398
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 12              7              7              7              7
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (35 BPS)
  Accumulation Unit Value at beginning
   of period                             $22.086        $16.429        $12.522        $10.376         $7.072
  Accumulation Unit Value at end of
   period                                $30.406        $22.086        $16.429        $12.522        $10.376
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  1              3              3              1             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (50 BPS)
  Accumulation Unit Value at beginning
   of period                             $21.851        $16.279        $12.426        $10.600             --
  Accumulation Unit Value at end of
   period                                $30.038        $21.851        $16.279        $12.426             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                  4              5              5              4             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (35
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.892        $16.317        $12.461        $10.347         $7.066
  Accumulation Unit Value at end of
   period                                $30.079        $21.892        $16.317        $12.461        $10.347
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (50
  BPS)
  Accumulation Unit Value at beginning
   of period                             $21.747        $16.234        $12.416        $10.611             --
  Accumulation Unit Value at end of
   period                                $29.835        $21.747        $16.234        $12.416             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH THE HARTFORD'S PRINCIPAL FIRST
  (75 BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --
 WITH EARNINGS PROTECTION BENEFIT AND
  THE HARTFORD'S PRINCIPAL FIRST (75
  BPS)
  Accumulation Unit Value at beginning
   of period                                  --             --             --             --             --
  Accumulation Unit Value at end of
   period                                     --             --             --             --             --
  Number of Accumulation Units
   outstanding at end of period (in
   thousands)                                 --             --             --             --             --

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

THE CONTRACT OWNERS OF
HARTFORD LIFE INSURANCE COMPANY SEPARATE ACCOUNT THREE
AND THE BOARD OF DIRECTORS OF HARTFORD LIFE INSURANCE COMPANY

-------------------------------------------------------------------------------

We have audited the accompanying statements of assets and liabilities of each of the individual Sub-Accounts disclosed in Note 1 which comprise the Hartford Life Insurance Company Separate Account Three (the "Account") as of December 31, 2012, and the related statements of operations for each of the periods presented in the year then ended, the statements of changes in net assets for each of the periods presented in the two years then ended, and the financial highlights in
Note 6 for each of the periods presented in the five years then ended. These financial statements and financial highlights are the responsibility of the Account's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Account is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of investments owned as of December 31, 2012, by correspondence with the fund managers; where replies were not received from the fund managers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the individual Sub-Accounts disclosed in Note 1 constituting the Hartford Life Insurance Company Separate Account Three as of December 31, 2012, the results of their operations for each of the periods presented in the year then ended, the changes in their net assets for each of the periods presented in the two years then ended, and the financial highlights in Note 6 for each of the periods presented in the five years then ended, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP
Hartford, Connecticut
March 28, 2013

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS    ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH           INTERNATIONAL
                                  STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       3,028,642                 6,143,678
                                     =============            ==============
  Cost                                 $36,907,497              $123,101,811
                                     =============            ==============
  Market value                         $36,373,988               $78,884,822
 Due from Sponsor Company                       --                        --
 Receivable from fund shares
  sold                                      35,597                    40,114
 Other assets                                    1                        --
                                     -------------            --------------
 Total assets                           36,409,586                78,924,936
                                     -------------            --------------
LIABILITIES:
 Due to Sponsor Company                     35,597                    40,114
 Payable for fund shares
  purchased                                     --                        --
 Other liabilities                              --                        --
                                     -------------            --------------
 Total liabilities                          35,597                    40,114
                                     -------------            --------------
NET ASSETS:
 For contract liabilities              $36,373,989               $78,884,822
                                     =============            ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,986,650                 9,220,407
 Minimum unit fair value #*             $11.219522                 $5.436364
 Maximum unit fair value #*             $14.426864                $12.527048
 Contract liability                    $36,369,999               $78,884,822
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 321                        --
 Minimum unit fair value #*             $12.422982                        --
 Maximum unit fair value #*             $12.422982                        --
 Contract liability                         $3,990                        --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS                             ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                      SMALL/MID CAP        ALLIANCEBERNSTEIN VPS        INTERNATIONAL            GOVERNMENT
                                     VALUE PORTFOLIO          VALUE PORTFOLIO         GROWTH PORTFOLIO         SECURITIES FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          811,438                3,828,169                  271,671                  23,242
                                      =============            =============            =============           =============
  Cost                                  $14,262,232              $51,409,853               $5,168,941                $272,719
                                      =============            =============            =============           =============
  Market value                          $14,265,090              $40,348,900               $4,607,545                $285,643
 Due from Sponsor Company                        --                       --                       --                      --
 Receivable from fund shares
  sold                                        2,769                   20,804                    6,552                      17
 Other assets                                     2                       --                        1                      --
                                      -------------            -------------            -------------           -------------
 Total assets                            14,267,861               40,369,704                4,614,098                 285,660
                                      -------------            -------------            -------------           -------------
LIABILITIES:
 Due to Sponsor Company                       2,769                   20,804                    6,552                      17
 Payable for fund shares
  purchased                                      --                       --                       --                      --
 Other liabilities                               --                        1                       --                      --
                                      -------------            -------------            -------------           -------------
 Total liabilities                            2,769                   20,805                    6,552                      17
                                      -------------            -------------            -------------           -------------
NET ASSETS:
 For contract liabilities               $14,265,092              $40,348,899               $4,607,546                $285,643
                                      =============            =============            =============           =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            1,029,364                4,232,281                  607,629                  27,156
 Minimum unit fair value #*              $12.847461                $8.831027                $7.204687              $10.448508
 Maximum unit fair value #*              $19.431581               $14.305719               $14.817344              $10.637388
 Contract liability                     $14,265,092              $40,348,899               $4,607,546                $285,643
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                       --                       --                      --
 Minimum unit fair value #*                      --                       --                       --                      --
 Maximum unit fair value #*                      --                       --                       --                      --
 Contract liability                              --                       --                       --                      --

                                 INVESCO V.I.   INVESCO V.I.       INVESCO V.I.
                                     HIGH       INTERNATIONAL       DIVERSIFIED
                                  YIELD FUND     GROWTH FUND       DIVIDEND FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT      SUB-ACCOUNT (1)
-------------------------------  ---------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     115,502            149            469,095
                                 =============  =============      =============
  Cost                                $603,280         $3,448         $7,140,860
                                 =============  =============      =============
  Market value                        $647,967         $4,409         $7,661,492
 Due from Sponsor Company                   --             --                 --
 Receivable from fund shares
  sold                                      40             --              1,309
 Other assets                               --             --                 --
                                 -------------  -------------      -------------
 Total assets                          648,007          4,409          7,662,801
                                 -------------  -------------      -------------
LIABILITIES:
 Due to Sponsor Company                     40             --              1,309
 Payable for fund shares
  purchased                                 --             --                 --
 Other liabilities                           1             --                 --
                                 -------------  -------------      -------------
 Total liabilities                          41             --              1,309
                                 -------------  -------------      -------------
NET ASSETS:
 For contract liabilities             $647,966         $4,409         $7,661,492
                                 =============  =============      =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #          57,899            438            665,026
 Minimum unit fair value #*         $10.954583     $10.054472         $11.124422
 Maximum unit fair value #*         $11.262984     $10.054472         $11.382896
 Contract liability                   $647,966         $4,409         $7,547,850
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --             --             10,032
 Minimum unit fair value #*                 --             --         $11.285055
 Maximum unit fair value #*                 --             --         $11.362522
 Contract liability                         --             --           $113,642

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL              AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        113,045                  222,335
                                     ============            =============
  Cost                                 $1,991,539              $11,477,696
                                     ============            =============
  Market value                         $2,649,775              $13,440,164
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                        479                    2,288
 Other assets                                  --                        2
                                     ------------            -------------
 Total assets                           2,650,254               13,442,454
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                       479                    2,288
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                              1                       --
                                     ------------            -------------
 Total liabilities                            480                    2,288
                                     ------------            -------------
NET ASSETS:
 For contract liabilities              $2,649,774              $13,440,166
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            189,124                1,232,365
 Minimum unit fair value #*             $1.936644                $1.515544
 Maximum unit fair value #*            $18.346505               $17.420926
 Contract liability                    $2,649,774              $13,424,228
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                    1,021
 Minimum unit fair value #*                    --               $15.613937
 Maximum unit fair value #*                    --               $15.613937
 Contract liability                            --                  $15,938

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      AMERICAN FUNDS             STERLING
                                     AMERICAN FUNDS           AMERICAN FUNDS           GLOBAL SMALL          CAPITAL STRATEGIC
                                   GROWTH-INCOME FUND       INTERNATIONAL FUND     CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                       SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          281,551                 277,494                  68,039                  76,730
                                      =============            ============            ============             ===========
  Cost                                   $9,443,972              $4,686,188              $1,013,495                $814,813
                                      =============            ============            ============             ===========
  Market value                          $10,766,542              $4,889,452              $1,351,267                $529,440
 Due from Sponsor Company                        --                      --                      --                      --
 Receivable from fund shares
  sold                                        7,282                     881                     285                      20
 Other assets                                    --                       2                       1                       1
                                      -------------            ------------            ------------             -----------
 Total assets                            10,773,824               4,890,335               1,351,553                 529,461
                                      -------------            ------------            ------------             -----------
LIABILITIES:
 Due to Sponsor Company                       7,282                     881                     285                      20
 Payable for fund shares
  purchased                                      --                      --                      --                      --
 Other liabilities                                4                      --                      --                      --
                                      -------------            ------------            ------------             -----------
 Total liabilities                            7,286                     881                     285                      20
                                      -------------            ------------            ------------             -----------
NET ASSETS:
 For contract liabilities               $10,766,538              $4,889,454              $1,351,268                $529,441
                                      =============            ============            ============             ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              794,235                 475,348                  80,800                 480,996
 Minimum unit fair value #*               $1.360573               $1.786016               $2.032043               $0.964752
 Maximum unit fair value #*              $15.647107              $16.343025              $20.792156               $1.421607
 Contract liability                     $10,743,639              $4,876,488              $1,337,519                $529,441
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                1,615                     793                     661                      --
 Minimum unit fair value #*              $14.183270              $16.343025              $20.792156                      --
 Maximum unit fair value #*              $14.183270              $16.343025              $20.792156                      --
 Contract liability                         $22,899                 $12,966                 $13,749                      --

                                        STERLING                STERLING                STERLING
                                     CAPITAL SELECT         CAPITAL SPECIAL          CAPITAL TOTAL
                                       EQUITY VIF          OPPORTUNITIES VIF        RETURN BOND VIF
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         225,238                 573,036                 555,232
                                      ============            ============            ============
  Cost                                  $3,496,147              $8,275,652              $5,639,529
                                      ============            ============            ============
  Market value                          $2,033,902              $9,615,552              $5,896,569
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         910                  25,515                  54,211
 Other assets                                    2                      --                      --
                                      ------------            ------------            ------------
 Total assets                            2,034,814               9,641,067               5,950,780
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        910                  25,515                  54,211
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                       1                       9
                                      ------------            ------------            ------------
 Total liabilities                             910                  25,516                  54,220
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $2,033,904              $9,615,551              $5,896,560
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,421,945               4,835,626               4,200,840
 Minimum unit fair value #*              $1.302207               $1.826285               $1.311058
 Maximum unit fair value #*             $13.539913              $17.966642               $1.418723
 Contract liability                     $2,033,904              $9,615,551              $5,857,554
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                  27,494
 Minimum unit fair value #*                     --                      --               $1.418723
 Maximum unit fair value #*                     --                      --               $1.418723
 Contract liability                             --                      --                 $39,006

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO
                                     ADVANTAGE VT            FIDELITY VIP
                                        OMEGA                EQUITY-INCOME
                                     GROWTH FUND               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         13,084                2,618,166
                                     ============            =============
  Cost                                   $271,966              $63,648,705
                                     ============            =============
  Market value                           $334,344              $51,368,414
 Due from Sponsor Company                      --                       --
 Receivable from fund shares
  sold                                         14                   31,354
 Other assets                                   2                        1
                                     ------------            -------------
 Total assets                             334,360               51,399,769
                                     ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        14                   31,354
 Payable for fund shares
  purchased                                    --                       --
 Other liabilities                             --                       --
                                     ------------            -------------
 Total liabilities                             14                   31,354
                                     ------------            -------------
NET ASSETS:
 For contract liabilities                $334,346              $51,368,415
                                     ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            314,745                4,485,437
 Minimum unit fair value #*             $0.901494               $10.602319
 Maximum unit fair value #*            $13.706611               $16.507995
 Contract liability                      $334,346              $51,368,415
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                       --
 Minimum unit fair value #*                    --                       --
 Maximum unit fair value #*                    --                       --
 Contract liability                            --                       --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 FIDELITY VIP    FIDELITY VIP   FIDELITY VIP        FIDELITY VIP
                                    GROWTH      CONTRAFUND(R)      MID CAP        VALUE STRATEGIES
                                   PORTFOLIO      PORTFOLIO       PORTFOLIO          PORTFOLIO
                                  SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     437,052      10,048,842      2,186,930            743,946
                                 =============  ==============  =============       ============
  Cost                             $15,064,337    $312,642,694    $71,548,541         $7,926,829
                                 =============  ==============  =============       ============
  Market value                     $18,198,873    $261,269,895    $65,564,151         $8,317,321
 Due from Sponsor Company                   --              --             --            161,070
 Receivable from fund shares
  sold                                   3,469         235,607         10,712                 --
 Other assets                               --               1             --                  1
                                 -------------  --------------  -------------       ------------
 Total assets                       18,202,342     261,505,503     65,574,863          8,478,392
                                 -------------  --------------  -------------       ------------
LIABILITIES:
 Due to Sponsor Company                  3,469         235,607         10,712                 --
 Payable for fund shares
  purchased                                 --              --             --            161,070
 Other liabilities                          --              --             --                 --
                                 -------------  --------------  -------------       ------------
 Total liabilities                       3,469         235,607         10,712            161,070
                                 -------------  --------------  -------------       ------------
NET ASSETS:
 For contract liabilities          $18,198,873    $261,269,896    $65,564,151         $8,317,322
                                 =============  ==============  =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       1,469,410      19,001,791      4,523,627            647,947
 Minimum unit fair value #*         $11.504099      $12.684573     $10.719186         $11.894946
 Maximum unit fair value #*         $16.726779      $16.732095     $18.156329         $22.577608
 Contract liability                $18,198,873    $261,222,909    $65,563,714         $8,309,982
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --           3,345             30                557
 Minimum unit fair value #*                 --      $14.045505     $14.355374         $13.171593
 Maximum unit fair value #*                 --      $14.045505     $14.355374         $13.171593
 Contract liability                         --         $46,987           $437             $7,340

                                      FIDELITY VIP                                      FRANKLIN
                                    DYNAMIC CAPITAL             FRANKLIN             SMALL-MID CAP
                                      APPRECIATION               INCOME                  GROWTH
                                       PORTFOLIO            SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         327,772                   2,809                  88,821
                                      ============            ============            ============
  Cost                                  $2,924,814                 $39,364              $1,700,954
                                      ============            ============            ============
  Market value                          $3,222,001                 $43,037              $1,868,799
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         491                       4                     282
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                            3,222,492                  43,041               1,869,081
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        491                       4                     282
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                              --                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             491                       4                     282
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $3,222,001                 $43,037              $1,868,799
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             322,643                   3,509                 220,382
 Minimum unit fair value #*              $9.437406              $12.265726               $1.356754
 Maximum unit fair value #*             $18.294186              $12.265726              $17.476145
 Contract liability                     $3,222,001                 $43,037              $1,868,799
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       FRANKLIN                FRANKLIN
                                      SMALL CAP               STRATEGIC
                                        VALUE                   INCOME
                                   SECURITIES FUND         SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                            128                 465,472
                                     ============            ============
  Cost                                     $1,587              $5,443,279
                                     ============            ============
  Market value                             $2,366              $6,130,268
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                         --                   3,589
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                               2,366               6,133,857
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                   3,589
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                             --                       2
                                     ------------            ------------
 Total liabilities                             --                   3,591
                                     ------------            ------------
NET ASSETS:
 For contract liabilities                  $2,366              $6,130,266
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                187                 309,071
 Minimum unit fair value #*            $12.508989               $2.031588
 Maximum unit fair value #*            $12.691933              $22.050908
 Contract liability                        $2,366              $6,054,509
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                   3,504
 Minimum unit fair value #*                    --              $20.967545
 Maximum unit fair value #*                    --              $22.050908
 Contract liability                            --                 $75,757

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                               TEMPLETON
                                                               DEVELOPING              TEMPLETON               TEMPLETON
                                     MUTUAL SHARES              MARKETS                  GROWTH               GLOBAL BOND
                                    SECURITIES FUND         SECURITIES FUND         SECURITIES FUND         SECURITIES FUND
                                      SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         286,353                 104,010                 125,682                     139
                                      ============            ============            ============            ============
  Cost                                  $4,191,860                $868,116              $1,351,847                  $2,318
                                      ============            ============            ============            ============
  Market value                          $4,931,257              $1,100,426              $1,504,779                  $2,754
 Due from Sponsor Company                       --                      --                      --                      --
 Receivable from fund shares
  sold                                       3,449                     167                     225                      --
 Other assets                                   --                      --                       1                      --
                                      ------------            ------------            ------------            ------------
 Total assets                            4,934,706               1,100,593               1,505,005                   2,754
                                      ------------            ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                      3,449                     167                     225                      --
 Payable for fund shares
  purchased                                     --                      --                      --                      --
 Other liabilities                               2                       1                      --                      --
                                      ------------            ------------            ------------            ------------
 Total liabilities                           3,451                     168                     225                      --
                                      ------------            ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $4,931,255              $1,100,425              $1,504,780                  $2,754
                                      ============            ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             413,959                  64,491                 119,345                     190
 Minimum unit fair value #*              $1.427244               $2.962340               $9.663708              $14.529591
 Maximum unit fair value #*             $16.607289              $24.517388              $13.749589              $14.529591
 Contract liability                     $4,931,255              $1,093,773              $1,504,780                  $2,754
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                     294                      --                      --
 Minimum unit fair value #*                     --              $22.607987                      --                      --
 Maximum unit fair value #*                     --              $22.607987                      --                      --
 Contract liability                             --                  $6,652                      --                      --

                                                             HARTFORD       HARTFORD
                                        HARTFORD              TOTAL          CAPITAL
                                        BALANCED           RETURN BOND    APPRECIATION
                                        HLS FUND             HLS FUND       HLS FUND
                                     SUB-ACCOUNT (2)       SUB-ACCOUNT     SUB-ACCOUNT
-------------------------------  ------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        1,328,319           29,445,553        786,480
                                      =============       ==============  =============
  Cost                                  $29,110,359         $338,085,195    $23,920,096
                                      =============       ==============  =============
  Market value                          $27,935,619         $353,169,638    $34,112,617
 Due from Sponsor Company                        --                   --         48,130
 Receivable from fund shares
  sold                                        5,558              213,537             --
 Other assets                                     1                   --             --
                                      -------------       --------------  -------------
 Total assets                            27,941,178          353,383,175     34,160,747
                                      -------------       --------------  -------------
LIABILITIES:
 Due to Sponsor Company                       5,558              213,537             --
 Payable for fund shares
  purchased                                      --                   --         48,130
 Other liabilities                               --                   44             --
                                      -------------       --------------  -------------
 Total liabilities                            5,558              213,581         48,130
                                      -------------       --------------  -------------
NET ASSETS:
 For contract liabilities               $27,935,620         $353,169,594    $34,112,617
                                      =============       ==============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           17,408,945          163,784,581      2,747,718
 Minimum unit fair value #*               $1.225614            $1.695308     $10.007998
 Maximum unit fair value #*              $15.815775           $16.502434     $16.911527
 Contract liability                     $27,935,620         $353,016,359    $34,112,617
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --               71,143             --
 Minimum unit fair value #*                      --            $1.940586             --
 Maximum unit fair value #*                      --            $3.966478             --
 Contract liability                              --             $153,235             --

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND            HARTFORD
                                  AND GROWTH       GLOBAL RESEARCH
                                   HLS FUND            HLS FUND
                                 SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                  10,648,038             85,653
                                ==============       ============
  Cost                            $240,388,345           $753,506
                                ==============       ============
  Market value                    $228,523,446           $904,140
 Due from Sponsor Company                   --                 --
 Receivable from fund shares
  sold                                  68,275                284
 Other assets                               --                 --
                                --------------       ------------
 Total assets                      228,591,721            904,424
                                --------------       ------------
LIABILITIES:
 Due to Sponsor Company                 68,275                284
 Payable for fund shares
  purchased                                 --                 --
 Other liabilities                          13                 --
                                --------------       ------------
 Total liabilities                      68,288                284
                                --------------       ------------
NET ASSETS:
 For contract liabilities         $228,523,433           $904,140
                                ==============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #     117,260,447             87,183
 Minimum unit fair value #*          $1.549708          $9.828213
 Maximum unit fair value #*         $15.385366         $16.891443
 Contract liability               $228,469,758           $904,140
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #          20,941                 --
 Minimum unit fair value #*          $1.811346                 --
 Maximum unit fair value #*          $4.122370                 --
 Contract liability                    $53,675                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                            HARTFORD                     HARTFORD
                                        HARTFORD          DISCIPLINED      HARTFORD       GROWTH
                                     GLOBAL GROWTH           EQUITY         GROWTH     OPPORTUNITIES
                                        HLS FUND            HLS FUND       HLS FUND      HLS FUND
                                      SUB-ACCOUNT         SUB-ACCOUNT    SUB-ACCOUNT    SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         293,082            8,991,971       743,225      1,121,818
                                      ============       ==============  ============  =============
  Cost                                  $5,412,244         $116,000,715    $9,162,304    $35,320,550
                                      ============       ==============  ============  =============
  Market value                          $4,836,828         $122,678,468    $9,612,043    $33,539,220
 Due from Sponsor Company                       --                   --            --             --
 Receivable from fund shares
  sold                                         987               63,450         1,455         17,362
 Other assets                                   --                   --            --             --
                                      ------------       --------------  ------------  -------------
 Total assets                            4,837,815          122,741,918     9,613,498     33,556,582
                                      ------------       --------------  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                        987               63,450         1,455         17,362
 Payable for fund shares
  purchased                                     --                   --            --             --
 Other liabilities                              --                   31             2              3
                                      ------------       --------------  ------------  -------------
 Total liabilities                             987               63,481         1,457         17,365
                                      ------------       --------------  ------------  -------------
NET ASSETS:
 For contract liabilities               $4,836,828         $122,678,437    $9,612,041    $33,539,217
                                      ============       ==============  ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           3,028,273           89,358,806     6,743,289     17,764,935
 Minimum unit fair value #*              $1.179562            $1.158777     $1.300015      $1.650111
 Maximum unit fair value #*             $16.356081           $16.278949    $16.461716     $17.784813
 Contract liability                     $4,836,828         $122,678,437    $9,602,764    $33,532,290
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                   --         6,306          3,709
 Minimum unit fair value #*                     --                   --     $1.471206      $1.867350
 Maximum unit fair value #*                     --                   --     $1.471206      $1.867350
 Contract liability                             --                   --        $9,277         $6,927

                                                                HARTFORD
                                   HARTFORD       HARTFORD    INTERNATIONAL
                                  HIGH YIELD       INDEX      OPPORTUNITIES
                                   HLS FUND       HLS FUND      HLS FUND
                                  SUB-ACCOUNT   SUB-ACCOUNT    SUB-ACCOUNT
-------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                   4,911,622       295,565      5,027,761
                                 =============  ============  =============
  Cost                             $42,555,138    $9,046,380    $69,287,384
                                 =============  ============  =============
  Market value                     $44,633,088    $8,775,577    $63,499,052
 Due from Sponsor Company               20,210            --         14,549
 Receivable from fund shares
  sold                                      --         1,488             --
 Other assets                               --             1             --
                                 -------------  ------------  -------------
 Total assets                       44,653,298     8,777,066     63,513,601
                                 -------------  ------------  -------------
LIABILITIES:
 Due to Sponsor Company                     --         1,488             --
 Payable for fund shares
  purchased                             20,210            --         14,549
 Other liabilities                           5            --              2
                                 -------------  ------------  -------------
 Total liabilities                      20,215         1,488         14,551
                                 -------------  ------------  -------------
NET ASSETS:
 For contract liabilities          $44,633,083    $8,775,578    $63,499,050
                                 =============  ============  =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #      21,134,132     5,713,822     38,843,258
 Minimum unit fair value #*          $1.876279     $1.107181      $1.383826
 Maximum unit fair value #*         $19.895603    $15.783098     $15.478663
 Contract liability                $44,621,772    $8,775,578    $63,491,656
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #           5,511            --          4,954
 Minimum unit fair value #*          $2.052513            --      $1.492452
 Maximum unit fair value #*          $2.052513            --      $1.492452
 Contract liability                    $11,311            --         $7,394

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        462,151                 205,615
                                     ============            ============
  Cost                                 $3,504,159              $1,995,516
                                     ============            ============
  Market value                         $4,113,352              $2,396,173
 Due from Sponsor Company                      --                      --
 Receivable from fund shares
  sold                                        658                   2,670
 Other assets                                  --                      --
                                     ------------            ------------
 Total assets                           4,114,010               2,398,843
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       658                   2,670
 Payable for fund shares
  purchased                                    --                      --
 Other liabilities                              1                      --
                                     ------------            ------------
 Total liabilities                            659                   2,670
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $4,113,351              $2,396,173
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            395,538                 175,870
 Minimum unit fair value #*             $9.966403              $13.302116
 Maximum unit fair value #*            $20.128425              $13.745299
 Contract liability                    $4,113,351              $2,396,173
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --
 Minimum unit fair value #*                    --                      --
 Maximum unit fair value #*                    --                      --
 Contract liability                            --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                        HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                      MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                        HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                       SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       62,622,896                  972,832                  740,120             269,078
                                      =============            =============            =============       =============
  Cost                                  $62,622,896              $18,622,469              $16,100,757         $13,150,849
                                      =============            =============            =============       =============
  Market value                          $62,622,896              $19,201,186              $18,830,786         $12,035,831
 Due from Sponsor Company                        --                       --                       --                  --
 Receivable from fund shares
  sold                                      454,180                   20,117                    3,260               2,153
 Other assets                                    --                        3                       --                  --
                                      -------------            -------------            -------------       -------------
 Total assets                            63,077,076               19,221,306               18,834,046          12,037,984
                                      -------------            -------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                     454,180                   20,117                    3,260               2,153
 Payable for fund shares
  purchased                                      --                       --                       --                  --
 Other liabilities                                5                       --                       --                   2
                                      -------------            -------------            -------------       -------------
 Total liabilities                          454,185                   20,117                    3,260               2,155
                                      -------------            -------------            -------------       -------------
NET ASSETS:
 For contract liabilities               $62,622,891              $19,201,189              $18,830,786         $12,035,829
                                      =============            =============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           50,806,093                9,648,892               10,330,659           8,661,417
 Minimum unit fair value #*               $0.939311                $1.457152                $1.598236           $1.044929
 Maximum unit fair value #*               $9.092766               $17.070528               $21.464946          $17.394729
 Contract liability                     $62,534,434              $19,201,189              $18,830,786         $12,035,829
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #               72,959                       --                       --                  --
 Minimum unit fair value #*               $1.144175                       --                       --                  --
 Maximum unit fair value #*               $1.898490                       --                       --                  --
 Contract liability                         $88,457                       --                       --                  --

                                         HARTFORD
                                     U.S. GOVERNMENT         HARTFORD         AMERICAN FUNDS
                                        SECURITIES             VALUE               BOND
                                         HLS FUND            HLS FUND            HLS FUND
                                       SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------  ---------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        11,285,080           3,866,829              1,223
                                      ==============       =============       ============
  Cost                                  $124,090,038         $45,354,516            $12,004
                                      ==============       =============       ============
  Market value                          $121,368,837         $45,848,766            $12,859
 Due from Sponsor Company                         --                  --                 --
 Receivable from fund shares
  sold                                        34,641              49,330                  1
 Other assets                                      4                  --                 --
                                      --------------       -------------       ------------
 Total assets                            121,403,482          45,898,096             12,860
                                      --------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                       34,641              49,330                  1
 Payable for fund shares
  purchased                                       --                  --                 --
 Other liabilities                                --                  --                 --
                                      --------------       -------------       ------------
 Total liabilities                            34,641              49,330                  1
                                      --------------       -------------       ------------
NET ASSETS:
 For contract liabilities               $121,368,841         $45,848,766            $12,859
                                      ==============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            98,189,357          31,448,629              1,133
 Minimum unit fair value #*                $1.126391           $1.323701         $11.347774
 Maximum unit fair value #*               $10.716480          $15.443892         $11.347774
 Contract liability                     $121,357,400         $45,839,432            $12,859
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 8,976               6,203                 --
 Minimum unit fair value #*                $1.274652           $1.504748                 --
 Maximum unit fair value #*                $1.274652           $1.504748                 --
 Contract liability                          $11,441              $9,334                 --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      AMERICAN FUNDS
                                       GLOBAL SMALL              AMERICAN FUNDS
                                      CAPITALIZATION                 GROWTH
                                         HLS FUND                   HLS FUND
                                        SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                                8                        721
                                        ===========               ============
  Cost                                          $73                     $5,226
                                        ===========               ============
  Market value                                  $67                     $7,540
 Due from Sponsor Company                        --                         --
 Receivable from fund shares
  sold                                           --                          1
 Other assets                                    --                         --
                                        -----------               ------------
 Total assets                                    67                      7,541
                                        -----------               ------------
LIABILITIES:
 Due to Sponsor Company                          --                          1
 Payable for fund shares
  purchased                                      --                         --
 Other liabilities                                1                         --
                                        -----------               ------------
 Total liabilities                                1                          1
                                        -----------               ------------
NET ASSETS:
 For contract liabilities                       $66                     $7,540
                                        ===========               ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #                    8                        728
 Minimum unit fair value #*               $8.939602                 $10.361682
 Maximum unit fair value #*               $8.939602                 $10.361682
 Contract liability                             $66                     $7,540
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                   --                         --
 Minimum unit fair value #*                      --                         --
 Maximum unit fair value #*                      --                         --
 Contract liability                              --                         --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS        HUNTINGTON VA         HUNTINGTON VA
                                    INTERNATIONAL            INCOME               DIVIDEND           HUNTINGTON VA
                                      HLS FUND            EQUITY FUND           CAPTURE FUND          GROWTH FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                           639               153,588               269,721               135,592
                                     ===========          ============          ============          ============
  Cost                                    $4,869            $1,780,474            $3,313,150            $1,259,144
                                     ===========          ============          ============          ============
  Market value                            $5,577            $1,474,442            $2,907,594            $1,128,129
 Due from Sponsor Company                     --                    --                    --                    --
 Receivable from fund shares
  sold                                        --                    79                   455                   149
 Other assets                                 --                    --                    --                    --
                                     -----------          ------------          ------------          ------------
 Total assets                              5,577             1,474,521             2,908,049             1,128,278
                                     -----------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       --                    79                   455                   149
 Payable for fund shares
  purchased                                   --                    --                    --                    --
 Other liabilities                            --                    --                     2                     1
                                     -----------          ------------          ------------          ------------
 Total liabilities                            --                    79                   457                   150
                                     -----------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities                 $5,577            $1,474,442            $2,907,592            $1,128,128
                                     ===========          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #               623             1,114,356             1,502,185             1,199,441
 Minimum unit fair value #*            $8.945929             $1.196254             $1.596598             $0.785163
 Maximum unit fair value #*            $8.945929            $13.277723            $16.347010            $10.963059
 Contract liability                       $5,577            $1,474,442            $2,907,592            $1,128,128
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                    --                    --                    --
 Minimum unit fair value #*                   --                    --                    --                    --
 Maximum unit fair value #*                   --                    --                    --                    --
 Contract liability                           --                    --                    --                    --

                                     HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                        MID CORP                ROTATING             INTERNATIONAL
                                      AMERICA FUND            MARKETS FUND            EQUITY FUND
                                    SUB-ACCOUNT (3)           SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         171,050                  61,542                 119,935
                                      ============            ============            ============
  Cost                                  $3,048,951                $859,850              $1,768,496
                                      ============            ============            ============
  Market value                          $3,164,432                $764,969              $1,706,676
 Due from Sponsor Company                       --                      --                      --
 Receivable from fund shares
  sold                                         520                     166                     222
 Other assets                                   --                      --                      --
                                      ------------            ------------            ------------
 Total assets                            3,164,952                 765,135               1,706,898
                                      ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        520                     166                     222
 Payable for fund shares
  purchased                                     --                      --                      --
 Other liabilities                               2                      --                      --
                                      ------------            ------------            ------------
 Total liabilities                             522                     166                     222
                                      ------------            ------------            ------------
NET ASSETS:
 For contract liabilities               $3,164,430                $764,969              $1,706,676
                                      ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           1,575,497                 487,153                 129,741
 Minimum unit fair value #*              $1.748777               $1.395824              $12.496973
 Maximum unit fair value #*             $18.749467              $16.104254              $13.430734
 Contract liability                     $3,164,430                $764,969              $1,706,676
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      --
 Minimum unit fair value #*                     --                      --                      --
 Maximum unit fair value #*                     --                      --                      --
 Contract liability                             --                      --                      --

(3) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA
                                    HUNTINGTON VA             MORTGAGE
                                   MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        69,566                  90,628
                                     ===========            ============
  Cost                                  $790,290              $1,007,041
                                     ===========            ============
  Market value                          $676,179              $1,083,912
 Due from Sponsor Company                     --                      --
 Receivable from fund shares
  sold                                        26                     111
 Other assets                                 --                      --
                                     -----------            ------------
 Total assets                            676,205               1,084,023
                                     -----------            ------------
LIABILITIES:
 Due to Sponsor Company                       26                     111
 Payable for fund shares
  purchased                                   --                      --
 Other liabilities                            --                      --
                                     -----------            ------------
 Total liabilities                            26                     111
                                     -----------            ------------
NET ASSETS:
 For contract liabilities               $676,179              $1,083,912
                                     ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           654,916                  88,069
 Minimum unit fair value #*            $0.975124              $11.640231
 Maximum unit fair value #*            $1.057163              $12.510019
 Contract liability                     $676,179              $1,083,912
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                --                      --
 Minimum unit fair value #*                   --                      --
 Maximum unit fair value #*                   --                      --
 Contract liability                           --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            LORD ABBETT
                                                         LORD ABBETT         CALIBRATED              LORD ABBETT
                                     HUNTINGTON VA       FUNDAMENTAL          DIVIDEND             BOND-DEBENTURE
                                       SITUS FUND        EQUITY FUND        GROWTH FUND                 FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT      SUB-ACCOUNT (4)            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         187,821            509,019            345,133                3,928,664
                                      ============       ============       ============            =============
  Cost                                  $2,687,331         $8,330,847         $4,981,179              $46,635,000
                                      ============       ============       ============            =============
  Market value                          $3,420,229         $8,963,825         $4,907,797              $48,008,280
 Due from Sponsor Company                       --                 --                 --                       --
 Receivable from fund shares
  sold                                         352              1,290             34,728                    7,997
 Other assets                                   --                 --                  1                       --
                                      ------------       ------------       ------------            -------------
 Total assets                            3,420,581          8,965,115          4,942,526               48,016,277
                                      ------------       ------------       ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        352              1,290             34,728                    7,997
 Payable for fund shares
  purchased                                     --                 --                 --                       --
 Other liabilities                              --                 --                 --                        1
                                      ------------       ------------       ------------            -------------
 Total liabilities                             352              1,290             34,728                    7,998
                                      ------------       ------------       ------------            -------------
NET ASSETS:
 For contract liabilities               $3,420,229         $8,963,825         $4,907,798              $48,008,279
                                      ============       ============       ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #           2,027,107            681,183            385,845                3,154,064
 Minimum unit fair value #*              $1.599578         $12.229320         $11.934885               $14.113265
 Maximum unit fair value #*              $1.734112         $15.516589         $15.221201               $17.048507
 Contract liability                     $3,420,229         $8,963,825         $4,907,798              $48,008,279
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                 --                 --                       --
 Minimum unit fair value #*                     --                 --                 --                       --
 Maximum unit fair value #*                     --                 --                 --                       --
 Contract liability                             --                 --                 --                       --


                                  LORD ABBETT    LORD ABBETT
                                   GROWTH AND      CLASSIC     MFS(R) CORE
                                  INCOME FUND     STOCK FUND   EQUITY FUND
                                  SUB-ACCOUNT    SUB-ACCOUNT   SUB-ACCOUNT
-------------------------------  ------------------------------------------
ASSETS:
 Investments:
  Number of shares                    3,557,447       423,504        16,111
                                 ==============  ============  ============
  Cost                             $102,476,542    $5,001,265      $285,894
                                 ==============  ============  ============
  Market value                      $87,477,637    $5,408,148      $284,844
 Due from Sponsor Company                    --            --            --
 Receivable from fund shares
  sold                                   33,570           705            37
 Other assets                                --            --            --
                                 --------------  ------------  ------------
 Total assets                        87,511,207     5,408,853       284,881
                                 --------------  ------------  ------------
LIABILITIES:
 Due to Sponsor Company                  33,570           705            37
 Payable for fund shares
  purchased                                  --            --            --
 Other liabilities                            3             2            --
                                 --------------  ------------  ------------
 Total liabilities                       33,573           707            37
                                 --------------  ------------  ------------
NET ASSETS:
 For contract liabilities           $87,477,634    $5,408,146      $284,844
                                 ==============  ============  ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        8,329,222       434,625        68,615
 Minimum unit fair value #*           $9.668349    $11.524006     $1.238728
 Maximum unit fair value #*          $14.325955    $14.039298    $10.569931
 Contract liability                 $87,442,394    $5,404,078      $284,844
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            3,292           320            --
 Minimum unit fair value #*          $10.705521    $12.731634            --
 Maximum unit fair value #*          $10.705521    $12.731634            --
 Contract liability                     $35,240        $4,068            --

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                 MFS(R) INVESTORS
                                   MFS(R)             GROWTH
                                GROWTH FUND         STOCK FUND
                                SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    13,576             27,614
                                ============       ============
  Cost                              $399,243           $327,605
                                ============       ============
  Market value                      $391,394           $337,167
 Due from Sponsor Company                 --                 --
 Receivable from fund shares
  sold                                    51                 42
 Other assets                             --                 --
                                ------------       ------------
 Total assets                        391,445            337,209
                                ------------       ------------
LIABILITIES:
 Due to Sponsor Company                   51                 42
 Payable for fund shares
  purchased                               --                 --
 Other liabilities                        --                  1
                                ------------       ------------
 Total liabilities                        51                 43
                                ------------       ------------
NET ASSETS:
 For contract liabilities           $391,394           $337,166
                                ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        50,746             39,993
 Minimum unit fair value #*        $6.669864          $7.583475
 Maximum unit fair value #*       $11.117367         $10.126541
 Contract liability                 $391,394           $337,166
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --                 --
 Minimum unit fair value #*               --                 --
 Maximum unit fair value #*               --                 --
 Contract liability                       --                 --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                            INVESCO
                                                                                        VAN KAMPEN V.I.
                                    MFS(R) INVESTORS     MFS(R) TOTAL     MFS(R)           EQUITY AND
                                       TRUST FUND        RETURN FUND    VALUE FUND        INCOME FUND
                                      SUB-ACCOUNT        SUB-ACCOUNT   SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                          28,858            254,720           520            224,302
                                      ============       ============  ============       ============
  Cost                                    $530,260         $4,831,404        $5,599         $3,319,618
                                      ============       ============  ============       ============
  Market value                            $661,732         $5,107,139        $7,400         $3,380,524
 Due from Sponsor Company                       --                 --            --                 --
 Receivable from fund shares
  sold                                          99              3,838             1                223
 Other assets                                    1                 --            --                  1
                                      ------------       ------------  ------------       ------------
 Total assets                              661,832          5,110,977         7,401          3,380,748
                                      ------------       ------------  ------------       ------------
LIABILITIES:
 Due to Sponsor Company                         99              3,838             1                223
 Payable for fund shares
  purchased                                     --                 --            --                 --
 Other liabilities                              --                  3            --                 --
                                      ------------       ------------  ------------       ------------
 Total liabilities                              99              3,841             1                223
                                      ------------       ------------  ------------       ------------
NET ASSETS:
 For contract liabilities                 $661,733         $5,107,136        $7,400         $3,380,525
                                      ============       ============  ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #              73,659            348,007           672            286,160
 Minimum unit fair value #*              $1.372045          $1.425567    $11.005461         $10.628977
 Maximum unit fair value #*             $15.168634         $15.840561    $11.005461         $16.630235
 Contract liability                       $661,733         $5,062,526        $7,400         $3,380,525
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --              2,816            --                 --
 Minimum unit fair value #*                     --         $15.840561            --                 --
 Maximum unit fair value #*                     --         $15.840561            --                 --
 Contract liability                             --            $44,610            --                 --


                                     UIF CORE PLUS            UIF EMERGING            UIF EMERGING
                                      FIXED INCOME            MARKETS DEBT           MARKETS EQUITY
                                       PORTFOLIO               PORTFOLIO                PORTFOLIO
                                      SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------  -----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         483,679                  68,674                1,494,493
                                      ============            ============            =============
  Cost                                  $5,292,434                $549,550              $26,019,916
                                      ============            ============            =============
  Market value                          $5,146,353                $653,784              $22,389,558
 Due from Sponsor Company                       --                      --                   74,675
 Receivable from fund shares
  sold                                         300                      31                       --
 Other assets                                    2                      --                       --
                                      ------------            ------------            -------------
 Total assets                            5,146,655                 653,815               22,464,233
                                      ------------            ------------            -------------
LIABILITIES:
 Due to Sponsor Company                        300                      31                       --
 Payable for fund shares
  purchased                                     --                      --                   74,675
 Other liabilities                              --                       1                        3
                                      ------------            ------------            -------------
 Total liabilities                             300                      32                   74,678
                                      ------------            ------------            -------------
NET ASSETS:
 For contract liabilities               $5,146,355                $653,783              $22,389,555
                                      ============            ============            =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             372,425                  29,945                1,241,757
 Minimum unit fair value #*              $1.417185               $2.565377               $10.257194
 Maximum unit fair value #*             $16.605628              $32.371676               $25.451990
 Contract liability                     $5,146,355                $653,783              $22,372,116
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      --                      979
 Minimum unit fair value #*                     --                      --               $17.806464
 Maximum unit fair value #*                     --                      --               $17.806464
 Contract liability                             --                      --                  $17,439

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                       INVESCO
                                 UIF MID CAP       VAN KAMPEN V.I.
                                   GROWTH             AMERICAN
                                  PORTFOLIO          VALUE FUND
                                 SUB-ACCOUNT       SUB-ACCOUNT (5)
----------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    869,290             766,910
                                =============       =============
  Cost                            $10,721,262         $12,953,662
                                =============       =============
  Market value                     $9,249,250         $11,370,086
 Due from Sponsor Company                  --                  --
 Receivable from fund shares
  sold                                    955                 784
 Other assets                               1                   1
                                -------------       -------------
 Total assets                       9,250,206          11,370,871
                                -------------       -------------
LIABILITIES:
 Due to Sponsor Company                   955                 784
 Payable for fund shares
  purchased                                --                  --
 Other liabilities                         --                  --
                                -------------       -------------
 Total liabilities                        955                 784
                                -------------       -------------
NET ASSETS:
 For contract liabilities          $9,249,251         $11,370,087
                                =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #        583,980             722,587
 Minimum unit fair value #*        $14.697249          $14.000062
 Maximum unit fair value #*        $19.618875          $22.666656
 Contract liability                $9,249,251         $11,344,642
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --               1,517
 Minimum unit fair value #*                --          $16.777861
 Maximum unit fair value #*                --          $16.777861
 Contract liability                        --             $25,445

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          MORGAN STANLEY        MORGAN STANLEY
                                    MORGAN STANLEY          MULTI CAP              MID CAP            MORGAN STANLEY
                                     FOCUS GROWTH             GROWTH                GROWTH           FLEXIBLE INCOME
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        272,995               108,685                63,738               251,174
                                     ============          ============          ============          ============
  Cost                                 $4,110,175            $1,476,834            $1,064,545            $2,195,147
                                     ============          ============          ============          ============
  Market value                         $6,339,168            $1,702,697            $2,088,919            $1,605,984
 Due from Sponsor Company                      --                    --                    --                    --
 Receivable from fund shares
  sold                                      1,206                   228                   257                   213
 Other assets                                  --                     1                     1                    --
                                     ------------          ------------          ------------          ------------
 Total assets                           6,340,374             1,702,926             2,089,177             1,606,197
                                     ------------          ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                     1,206                   228                   257                   213
 Payable for fund shares
  purchased                                    --                    --                    --                    --
 Other liabilities                             --                    --                    --                    --
                                     ------------          ------------          ------------          ------------
 Total liabilities                          1,206                   228                   257                   213
                                     ------------          ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $6,339,168            $1,702,698            $2,088,920            $1,605,984
                                     ============          ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            287,400               191,378                80,144               121,054
 Minimum unit fair value #*             $1.428840             $5.006747             $2.033394             $1.583380
 Maximum unit fair value #*            $36.673277            $15.067936            $42.351495            $16.731413
 Contract liability                    $6,296,559            $1,693,033            $2,079,757            $1,599,393
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              1,162                   641                   216                   394
 Minimum unit fair value #*            $36.673277            $15.067936            $42.351495            $16.731413
 Maximum unit fair value #*            $36.673277            $15.067936            $42.351495            $16.731413
 Contract liability                       $42,609                $9,665                $9,163                $6,591

                                                                                MORGAN STANLEY
                                    MORGAN STANLEY        MORGAN STANLEY            GLOBAL
                                        GROWTH             MONEY MARKET         INFRASTRUCTURE
                                      PORTFOLIO             PORTFOLIO             PORTFOLIO
                                     SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------  ----------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         49,619             5,924,728               102,409
                                     ============          ============          ============
  Cost                                   $687,830            $5,924,728            $1,656,839
                                     ============          ============          ============
  Market value                         $1,215,636            $5,924,728            $2,536,339
 Due from Sponsor Company                      --                    --                    --
 Receivable from fund shares
  sold                                        181                   815                   384
 Other assets                                   2                     5                    --
                                     ------------          ------------          ------------
 Total assets                           1,215,819             5,925,548             2,536,723
                                     ------------          ------------          ------------
LIABILITIES:
 Due to Sponsor Company                       181                   815                   384
 Payable for fund shares
  purchased                                    --                    --                    --
 Other liabilities                             --                    --                    --
                                     ------------          ------------          ------------
 Total liabilities                            181                   815                   384
                                     ------------          ------------          ------------
NET ASSETS:
 For contract liabilities              $1,215,638            $5,924,733            $2,536,339
                                     ============          ============          ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             71,605               540,398               156,008
 Minimum unit fair value #*             $1.504970             $1.029389             $2.066150
 Maximum unit fair value #*            $26.706799            $13.214672            $41.043743
 Contract liability                    $1,205,705            $5,910,411            $2,536,339
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                372                 1,391                    --
 Minimum unit fair value #*            $26.706799            $10.299234                    --
 Maximum unit fair value #*            $26.706799            $10.299234                    --
 Contract liability                        $9,933               $14,322                    --

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     INVESCO V.I.             UIF SMALL
                                   EQUALLY-WEIGHTED         COMPANY GROWTH
                                     S&P 500 FUND             PORTFOLIO
                                   SUB-ACCOUNT (6)           SUB-ACCOUNT
------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        396,897                  15,919
                                     ============            ============
  Cost                                 $6,506,248                $248,720
                                     ============            ============
  Market value                         $7,185,522                $265,383
 Due from Sponsor Company                   2,861                      --
 Receivable from fund shares
  sold                                         --                      16
 Other assets                                   1                      --
                                     ------------            ------------
 Total assets                           7,188,384                 265,399
                                     ------------            ------------
LIABILITIES:
 Due to Sponsor Company                        --                      16
 Payable for fund shares
  purchased                                 2,861                      --
 Other liabilities                             --                       1
                                     ------------            ------------
 Total liabilities                          2,861                      17
                                     ------------            ------------
NET ASSETS:
 For contract liabilities              $7,185,523                $265,382
                                     ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            314,462                  17,308
 Minimum unit fair value #*             $1.738574              $13.624834
 Maximum unit fair value #*            $42.204491              $18.293231
 Contract liability                    $7,043,660                $265,382
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              5,686                      --
 Minimum unit fair value #*            $18.341931                      --
 Maximum unit fair value #*            $42.204491                      --
 Contract liability                      $141,863                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

(6) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                        OPPENHEIMER
                                  UIF GLOBAL        OPPENHEIMER           CAPITAL           OPPENHEIMER
                                  FRANCHISE       SMALL-& MID-CAP      APPRECIATION      GLOBAL SECURITIES
                                  PORTFOLIO        GROWTH FUND/VA         FUND/VA             FUND/VA
                                 SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                     25,146             85,280             835,186            4,320,192
                                 ============       ============       =============       ==============
  Cost                               $366,079         $4,111,829         $33,660,958         $147,817,167
                                 ============       ============       =============       ==============
  Market value                       $434,031         $4,541,192         $37,299,394         $139,326,193
 Due from Sponsor Company                  --                 --                  --                   --
 Receivable from fund shares
  sold                                     23              1,163              21,069               84,635
 Other assets                              --                 --                   2                    3
                                 ------------       ------------       -------------       --------------
 Total assets                         434,054          4,542,355          37,320,465          139,410,831
                                 ------------       ------------       -------------       --------------
LIABILITIES:
 Due to Sponsor Company                    23              1,163              21,069               84,635
 Payable for fund shares
  purchased                                --                 --                  --                   --
 Other liabilities                         --                  2                  --                   --
                                 ------------       ------------       -------------       --------------
 Total liabilities                         23              1,165              21,069               84,635
                                 ------------       ------------       -------------       --------------
NET ASSETS:
 For contract liabilities            $434,031         $4,541,190         $37,299,396         $139,326,196
                                 ============       ============       =============       ==============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #         19,697            416,183           3,328,496           10,119,054
 Minimum unit fair value #*        $17.538519         $10.070234          $10.362035            $9.703841
 Maximum unit fair value #*        $23.830805         $18.682523          $16.602978           $17.398439
 Contract liability                  $434,031         $4,541,190         $37,288,122         $139,282,740
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #             --                 --                 983                3,093
 Minimum unit fair value #*                --                 --          $11.473652           $14.047433
 Maximum unit fair value #*                --                 --          $11.473652           $14.047433
 Contract liability                        --                 --             $11,274              $43,456

                                                               OPPENHEIMER
                                      OPPENHEIMER              MAIN STREET          PUTNAM VT
                                      MAIN STREET           SMALL- & MID-CAP       DIVERSIFIED
                                       FUND(R)/VA                FUND/VA           INCOME FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------  --------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         303,398                2,481,670           5,882,460
                                      ============            =============       =============
  Cost                                  $6,854,050              $44,123,490         $46,291,602
                                      ============            =============       =============
  Market value                          $7,214,807              $49,534,144         $42,647,837
 Due from Sponsor Company                    1,568                       --                  --
 Receivable from fund shares
  sold                                          --                   30,877              52,617
 Other assets                                   --                        2                  --
                                      ------------            -------------       -------------
 Total assets                            7,216,375               49,565,023          42,700,454
                                      ------------            -------------       -------------
LIABILITIES:
 Due to Sponsor Company                         --                   30,877              52,617
 Payable for fund shares
  purchased                                  1,568                       --                  --
 Other liabilities                              --                       --                   4
                                      ------------            -------------       -------------
 Total liabilities                           1,568                   30,877              52,621
                                      ------------            -------------       -------------
NET ASSETS:
 For contract liabilities               $7,214,807              $49,534,146         $42,647,833
                                      ============            =============       =============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #             612,063                3,714,560           2,032,701
 Minimum unit fair value #*              $9.774475               $12.357547          $12.697395
 Maximum unit fair value #*             $16.320978               $19.135840          $23.763861
 Contract liability                     $7,214,807              $49,522,458         $42,638,668
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                  --                      854                 400
 Minimum unit fair value #*                     --               $13.683037          $22.912014
 Maximum unit fair value #*                     --               $13.683037          $22.912014
 Contract liability                             --                  $11,688              $9,165

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      PUTNAM VT          PUTNAM VT
                                     GLOBAL ASSET        GROWTH AND
                                   ALLOCATION FUND      INCOME FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT
--------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        476,291            242,185
                                     ============       ============
  Cost                                 $7,143,267         $5,974,290
                                     ============       ============
  Market value                         $7,668,294         $4,342,379
 Due from Sponsor Company                      --                 --
 Receivable from fund shares
  sold                                        998                767
 Other assets                                  --                  2
                                     ------------       ------------
 Total assets                           7,669,292          4,343,148
                                     ------------       ------------
LIABILITIES:
 Due to Sponsor Company                       998                767
 Payable for fund shares
  purchased                                    --                 --
 Other liabilities                             --                 --
                                     ------------       ------------
 Total liabilities                            998                767
                                     ------------       ------------
NET ASSETS:
 For contract liabilities              $7,668,294         $4,342,381
                                     ============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            331,554            156,962
 Minimum unit fair value #*            $10.345093         $10.220434
 Maximum unit fair value #*            $43.567673         $55.470266
 Contract liability                    $7,668,294         $4,330,410
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                224
 Minimum unit fair value #*                    --         $53.480842
 Maximum unit fair value #*                    --         $53.480842
 Contract liability                            --            $11,971

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      PUTNAM VT          PUTNAM VT                              PUTNAM VT
                                    INTERNATIONAL      INTERNATIONAL         PUTNAM VT          MULTI-CAP
                                      VALUE FUND        EQUITY FUND       INVESTORS FUND       GROWTH FUND
                                     SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                         99,524          3,666,099           2,126,947             39,909
                                     ============      =============       =============       ============
  Cost                                 $1,077,187        $59,955,738         $24,103,658           $743,950
                                     ============      =============       =============       ============
  Market value                           $925,572        $41,536,905         $24,566,239           $895,955
 Due from Sponsor Company                      --                 --                  --                 --
 Receivable from fund shares               16,489             21,551              32,298                110
  sold
 Other assets                                  --                 --                  --                 --
                                     ------------      -------------       -------------       ------------
 Total assets                             942,061         41,558,456          24,598,537            896,065
                                     ------------      -------------       -------------       ------------
LIABILITIES:
 Due to Sponsor Company                    16,489             21,551              32,298                110
 Payable for fund shares                       --                 --                  --                 --
  purchased
 Other liabilities                             --                  1                  --                 --
                                     ------------      -------------       -------------       ------------
 Total liabilities                         16,489             21,552              32,298                110
                                     ------------      -------------       -------------       ------------
NET ASSETS:
 For contract liabilities                $925,572        $41,536,904         $24,566,239           $895,955
                                     ============      =============       =============       ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            133,996          3,052,070           2,665,098             67,296
 Minimum unit fair value #*             $6.587144          $7.072107           $6.470374         $13.038869
 Maximum unit fair value #*             $7.055549         $19.992244          $16.145461         $13.553343
 Contract liability                      $925,572        $41,536,904         $24,566,239           $895,955
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                 --                  --                 --
 Minimum unit fair value #*                    --                 --                  --                 --
 Maximum unit fair value #*                    --                 --                  --                 --
 Contract liability                            --                 --                  --                 --

                                   PUTNAM VT          PUTNAM VT
                                   SMALL CAP        GEORGE PUTNAM             PUTNAM VT
                                  VALUE FUND        BALANCED FUND            VOYAGER FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   2,113,245            491,504                  94,833
                                 =============       ============            ============
  Cost                             $47,129,230         $5,035,176              $2,849,716
                                 =============       ============            ============
  Market value                     $32,311,517         $3,917,285              $3,430,101
 Due from Sponsor Company                   --                 --                     503
 Receivable from fund shares             6,810                470                      --
  sold
 Other assets                               --                 --                      --
                                 -------------       ------------            ------------
 Total assets                       32,318,327          3,917,755               3,430,604
                                 -------------       ------------            ------------
LIABILITIES:
 Due to Sponsor Company                  6,810                470                      --
 Payable for fund shares                    --                 --                     503
  purchased
 Other liabilities                          --                 --                       2
                                 -------------       ------------            ------------
 Total liabilities                       6,810                470                     505
                                 -------------       ------------            ------------
NET ASSETS:
 For contract liabilities          $32,311,517         $3,917,285              $3,430,099
                                 =============       ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       1,409,074            325,715                 182,875
 Minimum unit fair value #*         $17.854586         $10.371758               $5.813948
 Maximum unit fair value #*         $25.397393         $15.248457              $65.710900
 Contract liability                $32,311,517         $3,917,285              $3,414,249
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #              --                 --                     262
 Minimum unit fair value #*                 --                 --              $60.451909
 Maximum unit fair value #*                 --                 --              $60.451909
 Contract liability                         --                 --                 $15,850

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONTINUED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 PUTNAM VT           PIONEER
                                   EQUITY           FUND VCT
                                INCOME FUND         PORTFOLIO
                                SUB-ACCOUNT        SUB-ACCOUNT
-------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                   444,512             8,389
                                ============       ===========
  Cost                            $4,731,047          $176,296
                                ============       ===========
  Market value                    $6,987,731          $175,497
 Due from Sponsor Company              2,044                --
 Receivable from fund shares
  sold                                    --                37
 Other assets                              1                --
                                ------------       -----------
 Total assets                      6,989,776           175,534
                                ------------       -----------
LIABILITIES:
 Due to Sponsor Company                   --                37
 Payable for fund shares
  purchased                            2,044                --
 Other liabilities                        --                 1
                                ------------       -----------
 Total liabilities                     2,044                38
                                ------------       -----------
NET ASSETS:
 For contract liabilities         $6,987,732          $175,496
                                ============       ===========
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #       407,877           163,326
 Minimum unit fair value #*       $16.501820         $1.067121
 Maximum unit fair value #*       $17.691694         $1.143296
 Contract liability               $6,987,732          $175,496
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #            --                --
 Minimum unit fair value #*               --                --
 Maximum unit fair value #*               --                --
 Contract liability                       --                --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     INVESCO                                      INVESCO                INVESCO
                                 VAN KAMPEN V.I.            INVESCO           VAN KAMPEN V.I.        VAN KAMPEN V.I.
                                   GROWTH AND           VAN KAMPEN V.I.           AMERICAN               MID CAP
                                   INCOME FUND           COMSTOCK FUND         FRANCHISE FUND          GROWTH FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (7)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                    1,489,954              3,250,726                 4,594                 49,792
                                  =============          =============          ============           ============
  Cost                              $30,404,605            $43,525,120              $122,277               $197,560
                                  =============          =============          ============           ============
  Market value                      $29,845,560            $42,974,595              $163,327               $194,686
 Due from Sponsor Company                    --                     --                    --                     --
 Receivable from fund shares
  sold                                    3,750                 23,952                     9                     10
 Other assets                                --                     --                     1                     --
                                  -------------          -------------          ------------           ------------
 Total assets                        29,849,310             42,998,547               163,337                194,696
                                  -------------          -------------          ------------           ------------
LIABILITIES:
 Due to Sponsor Company                   3,750                 23,952                     9                     10
 Payable for fund shares
  purchased                                  --                     --                    --                     --
 Other liabilities                            2                      1                    --                     --
                                  -------------          -------------          ------------           ------------
 Total liabilities                        3,752                 23,953                     9                     10
                                  -------------          -------------          ------------           ------------
NET ASSETS:
 For contract liabilities           $29,845,558            $42,974,594              $163,328               $194,686
                                  =============          =============          ============           ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                   1,827,692              2,574,929                11,378                 14,416
 Minimum unit fair value #*           $1.462789             $15.148794            $13.706187             $12.739822
 Maximum unit fair value #*          $17.457721             $17.577090            $15.229283             $14.027006
 Contract liability                 $29,841,476            $42,974,594              $163,328               $194,686
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                         249                     --                    --                     --
 Minimum unit fair value #*          $16.424482                     --                    --                     --
 Maximum unit fair value #*          $16.424482                     --                    --                     --
 Contract liability                      $4,082                     --                    --                     --

                                   WELLS FARGO            WELLS FARGO            WELLS FARGO
                                  ADVANTAGE VT           ADVANTAGE VT            ADVANTAGE VT
                                  TOTAL RETURN             INTRINSIC            INTERNATIONAL
                                    BOND FUND             VALUE FUND             EQUITY FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
----------------------------  --------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                       4,549                    278                 308,496
                                   ===========            ===========            ============
  Cost                                 $47,663                 $3,035              $1,536,068
                                   ===========            ===========            ============
  Market value                         $49,216                 $4,063              $1,523,973
 Due from Sponsor Company                   --                     --                      --
 Receivable from fund shares
  sold                                       2                     --                     111
 Other assets                               --                     --                      --
                                   -----------            -----------            ------------
 Total assets                           49,218                  4,063               1,524,084
                                   -----------            -----------            ------------
LIABILITIES:
 Due to Sponsor Company                      2                     --                     111
 Payable for fund shares
  purchased                                 --                     --                      --
 Other liabilities                          --                     --                      --
                                   -----------            -----------            ------------
 Total liabilities                           2                     --                     111
                                   -----------            -----------            ------------
NET ASSETS:
 For contract liabilities              $49,216                 $4,063              $1,523,973
                                   ===========            ===========            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants
  #                                     30,026                  3,191               1,351,867
 Minimum unit fair value #*          $1.639115              $1.273268               $0.933396
 Maximum unit fair value #*          $1.639115              $1.273268              $13.181039
 Contract liability                    $49,216                 $4,063              $1,523,973
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants
  #                                         --                     --                      --
 Minimum unit fair value #*                 --                     --                      --
 Maximum unit fair value #*                 --                     --                      --
 Contract liability                         --                     --                      --

(7) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF ASSETS AND LIABILITIES -- (CONCLUDED)
DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO             WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                      SMALL CAP               SMALL CAP              ADVANTAGE VT
                                     GROWTH FUND              VALUE FUND           OPPORTUNITY FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------
ASSETS:
 Investments:
  Number of shares                        288,375                 658,709                  13,924
                                     ============            ============            ============
  Cost                                 $1,862,267              $4,906,340                $231,072
                                     ============            ============            ============
  Market value                         $2,286,777              $6,198,451                $278,763
 Due from Sponsor Company                      --                      --                      --
 Receivable from fund shares
  sold                                        303                     260                      30
 Other assets                                  --                      --                      --
                                     ------------            ------------            ------------
 Total assets                           2,287,080               6,198,711                 278,793
                                     ------------            ------------            ------------
LIABILITIES:
 Due to Sponsor Company                       303                     260                      30
 Payable for fund shares
  purchased                                    --                      --                      --
 Other liabilities                              1                      --                      --
                                     ------------            ------------            ------------
 Total liabilities                            304                     260                      30
                                     ------------            ------------            ------------
NET ASSETS:
 For contract liabilities              $2,286,776              $6,198,451                $278,763
                                     ============            ============            ============
DEFERRED CONTRACTS IN THE
 ACCUMULATION PERIOD:
 Units owned by participants #            182,005                 494,029                  23,309
 Minimum unit fair value #*             $1.591051              $12.229896              $11.817741
 Maximum unit fair value #*            $12.935392              $12.688341              $12.009593
 Contract liability                    $2,286,776              $6,198,451                $278,763
CONTRACTS IN PAYOUT
 (ANNUITIZATION) PERIOD:
 Units owned by participants #                 --                      --                      --
 Minimum unit fair value #*                    --                      --                      --
 Maximum unit fair value #*                    --                      --                      --
 Contract liability                            --                      --                      --

#  Rounded units/unit fair values

* For Sub-Accounts with only one unit fair value, the unit fair value is illustrated in both the minimum and maximum unit fair value rows.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                 ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                    BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO         VALUE PORTFOLIO
                                      SUB-ACCOUNT               SUB-ACCOUNT
----------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $712,060                 $1,058,544
                                      ------------             --------------
EXPENSES:
 Administrative charges                    (74,001)                  (157,412)
 Mortality and expense risk
  charges                                 (469,103)                (1,024,473)
                                      ------------             --------------
  Total expenses                          (543,104)                (1,181,885)
                                      ------------             --------------
  Net investment income (loss)             168,956                   (123,341)
                                      ------------             --------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   (393,218)               (10,930,389)
 Net realized gain on
  distributions                                 --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            4,417,835                 20,514,339
                                      ------------             --------------
  Net gain (loss) on
   investments                           4,024,617                  9,583,950
                                      ------------             --------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $4,193,573                 $9,460,609
                                      ============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                ALLIANCEBERNSTEIN VPS                                 ALLIANCEBERNSTEIN VPS       INVESCO V.I.
                                    SMALL/MID CAP          ALLIANCEBERNSTEIN VPS          INTERNATIONAL            GOVERNMENT
                                   VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO        SECURITIES FUND
                                     SUB-ACCOUNT                SUB-ACCOUNT                SUB-ACCOUNT            SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $41,317                   $723,728                   $68,850                $8,488
                                     ------------              -------------               -----------              --------
EXPENSES:
 Administrative charges                   (28,976)                   (85,257)                       --                    --
 Mortality and expense risk
  charges                                (190,104)                  (552,837)                  (70,278)               (6,606)
                                     ------------              -------------               -----------              --------
  Total expenses                         (219,080)                  (638,094)                  (70,278)               (6,606)
                                     ------------              -------------               -----------              --------
  Net investment income
   (loss)                                (177,763)                    85,634                    (1,428)                1,882
                                     ------------              -------------               -----------              --------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (188,075)                (3,725,474)                 (214,551)                3,462
 Net realized gain on
  distributions                           457,015                         --                        --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,136,880                  9,243,964                   810,566                (5,199)
                                     ------------              -------------               -----------              --------
  Net gain (loss) on
   investments                          2,405,820                  5,518,490                   596,015                (1,737)
                                     ------------              -------------               -----------              --------
  Net increase (decrease) in
   net assets resulting from
   operations                          $2,228,057                 $5,604,124                  $594,587                  $145
                                     ============              =============               ===========              ========

                                  INVESCO V.I.        INVESCO V.I.         INVESCO V.I.
                                      HIGH           INTERNATIONAL         DIVERSIFIED
                                   YIELD FUND         GROWTH FUND         DIVIDEND FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT        SUB-ACCOUNT (1)
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $32,716               $55                $150,097
                                    ---------             -----            ------------
EXPENSES:
 Administrative charges                    --                --                      --
 Mortality and expense risk
  charges                             (10,903)              (41)               (108,495)
                                    ---------             -----            ------------
  Total expenses                      (10,903)              (41)               (108,495)
                                    ---------             -----            ------------
  Net investment income
   (loss)                              21,813                14                  41,602
                                    ---------             -----            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 5,334                31                   7,325
 Net realized gain on
  distributions                            --                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          67,372               502               1,135,831
                                    ---------             -----            ------------
  Net gain (loss) on
   investments                         72,706               533               1,143,156
                                    ---------             -----            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $94,519              $547              $1,184,758
                                    =========             =====            ============

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   AMERICAN FUNDS
                                       GLOBAL             AMERICAN FUNDS
                                    GROWTH FUND            GROWTH FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $22,716                $106,573
                                     ----------            ------------
EXPENSES:
 Administrative charges                  (3,737)                (18,792)
 Mortality and expense risk
  charges                               (44,434)               (240,492)
                                     ----------            ------------
  Total expenses                        (48,171)               (259,284)
                                     ----------            ------------
  Net investment income (loss)          (25,455)               (152,711)
                                     ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 178,322                 446,122
 Net realized gain on
  distributions                              --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           340,506               1,797,058
                                     ----------            ------------
  Net gain (loss) on
   investments                          518,828               2,243,180
                                     ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $493,373              $2,090,469
                                     ==========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                            AMERICAN FUNDS             STERLING
                                  AMERICAN FUNDS       AMERICAN FUNDS        GLOBAL SMALL         CAPITAL STRATEGIC
                                GROWTH-INCOME FUND   INTERNATIONAL FUND   CAPITALIZATION FUND   ALLOCATION EQUITY VIF
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $172,240             $69,566              $18,449                  $5,021
                                   ------------          ----------           ----------             -----------
EXPENSES:
 Administrative charges                 (15,110)             (6,974)              (1,885)                 (1,176)
 Mortality and expense risk
  charges                              (191,395)            (81,081)             (22,861)                 (7,091)
                                   ------------          ----------           ----------             -----------
  Total expenses                       (206,505)            (88,055)             (24,746)                 (8,267)
                                   ------------          ----------           ----------             -----------
  Net investment income
   (loss)                               (34,265)            (18,489)              (6,297)                 (3,246)
                                   ------------          ----------           ----------             -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 340,297              35,387               46,177                (108,627)
 Net realized gain on
  distributions                              --                  --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,282,480             731,129              161,729                 174,474
                                   ------------          ----------           ----------             -----------
  Net gain (loss) on
   investments                        1,622,777             766,516              207,906                  65,847
                                   ------------          ----------           ----------             -----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $1,588,512            $748,027             $201,609                 $62,601
                                   ============          ==========           ==========             ===========

                                    STERLING              STERLING             STERLING
                                 CAPITAL SELECT       CAPITAL SPECIAL       CAPITAL TOTAL
                                   EQUITY VIF        OPPORTUNITIES VIF     RETURN BOND VIF
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $21,152               $26,682            $182,295
                                   -----------          ------------          ----------
EXPENSES:
 Administrative charges                 (4,297)              (21,293)            (12,798)
 Mortality and expense risk
  charges                              (25,574)             (127,960)            (74,914)
                                   -----------          ------------          ----------
  Total expenses                       (29,871)             (149,253)            (87,712)
                                   -----------          ------------          ----------
  Net investment income
   (loss)                               (8,719)             (122,571)             94,583
                                   -----------          ------------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (332,118)              452,985             104,745
 Net realized gain on
  distributions                             --               442,536             178,097
 Net unrealized appreciation
  (depreciation) of
  investments during the year          601,390               528,493             (79,691)
                                   -----------          ------------          ----------
  Net gain (loss) on
   investments                         269,272             1,424,014             203,151
                                   -----------          ------------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $260,553            $1,301,443            $297,734
                                   ===========          ============          ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                   ADVANTAGE VT           FIDELITY VIP
                                       OMEGA              EQUITY-INCOME
                                    GROWTH FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,465,341
                                     ---------            -------------
EXPENSES:
 Administrative charges                   (646)                (105,680)
 Mortality and expense risk
  charges                               (4,554)                (689,529)
                                     ---------            -------------
  Total expenses                        (5,200)                (795,209)
                                     ---------            -------------
  Net investment income (loss)          (5,200)                 670,132
                                     ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 18,986               (3,165,613)
 Net realized gain on
  distributions                         22,402                3,352,629
 Net unrealized appreciation
  (depreciation) of
  investments during the year           13,097                6,735,122
                                     ---------            -------------
  Net gain (loss) on
   investments                          54,485                6,922,138
                                     ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                          $49,285               $7,592,270
                                     =========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   FIDELITY VIP       FIDELITY VIP       FIDELITY VIP           FIDELITY VIP
                                      GROWTH         CONTRAFUND(R)          MID CAP           VALUE STRATEGIES
                                    PORTFOLIO          PORTFOLIO           PORTFOLIO             PORTFOLIO
                                   SUB-ACCOUNT        SUB-ACCOUNT         SUB-ACCOUNT           SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $65,509          $2,916,951           $254,252               $28,408
                                   ------------      --------------      -------------          ------------
EXPENSES:
 Administrative charges                 (38,434)           (546,777)          (137,977)              (15,400)
 Mortality and expense risk
  charges                              (245,791)         (3,402,607)          (912,212)             (102,757)
                                   ------------      --------------      -------------          ------------
  Total expenses                       (284,225)         (3,949,384)        (1,050,189)             (118,157)
                                   ------------      --------------      -------------          ------------
  Net investment income
   (loss)                              (218,716)         (1,032,433)          (795,937)              (89,749)
                                   ------------      --------------      -------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 756,790         (11,895,637)          (782,344)              (48,737)
 Net realized gain on
  distributions                              --                  --          5,237,937                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,768,742          50,117,168          4,755,768             1,828,007
                                   ------------      --------------      -------------          ------------
  Net gain (loss) on
   investments                        2,525,532          38,221,531          9,211,361             1,779,270
                                   ------------      --------------      -------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,306,816         $37,189,098         $8,415,424            $1,689,521
                                   ============      ==============      =============          ============

                                  FIDELITY VIP                           FRANKLIN
                                DYNAMIC CAPITAL       FRANKLIN        SMALL-MID CAP
                                  APPRECIATION         INCOME             GROWTH
                                   PORTFOLIO       SECURITIES FUND   SECURITIES FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT       SUB-ACCOUNT
-----------------------------  -------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $14,826           $2,558                $ --
                                   ----------          -------          ----------
EXPENSES:
 Administrative charges                    --               --              (2,541)
 Mortality and expense risk
  charges                             (30,187)            (405)            (32,421)
                                   ----------          -------          ----------
  Total expenses                      (30,187)            (405)            (34,962)
                                   ----------          -------          ----------
  Net investment income
   (loss)                             (15,361)           2,153             (34,962)
                                   ----------          -------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                91,262               89              43,795
 Net realized gain on
  distributions                            --               --             137,077
 Net unrealized appreciation
  (depreciation) of
  investments during the year         215,929            2,120              22,252
                                   ----------          -------          ----------
  Net gain (loss) on
   investments                        307,191            2,209             203,124
                                   ----------          -------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $291,830           $4,362            $168,162
                                   ==========          =======          ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   FRANKLIN            FRANKLIN
                                   SMALL CAP           STRATEGIC
                                     VALUE              INCOME
                                SECURITIES FUND     SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT
----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $15               $444,596
                                     -----            -----------
EXPENSES:
 Administrative charges                 --                 (8,785)
 Mortality and expense risk
  charges                              (21)               (96,825)
                                     -----            -----------
  Total expenses                       (21)              (105,610)
                                     -----            -----------
  Net investment income (loss)          (6)               338,986
                                     -----            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 75                126,972
 Net realized gain on
  distributions                         --                  7,251
 Net unrealized appreciation
  (depreciation) of
  investments during the year          281                192,317
                                     -----            -----------
  Net gain (loss) on
   investments                         356                326,540
                                     -----            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $350               $665,526
                                     =====            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                       TEMPLETON
                                                       DEVELOPING          TEMPLETON           TEMPLETON
                                 MUTUAL SHARES          MARKETS              GROWTH           GLOBAL BOND
                                SECURITIES FUND     SECURITIES FUND     SECURITIES FUND     SECURITIES FUND
                                  SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $105,314             $19,347             $32,892             $160
                                   ----------          ----------          ----------            -----
EXPENSES:
 Administrative charges                (7,056)             (1,562)             (2,017)              --
 Mortality and expense risk
  charges                             (86,959)            (20,215)            (26,165)             (34)
                                   ----------          ----------          ----------            -----
  Total expenses                      (94,015)            (21,777)            (28,182)             (34)
                                   ----------          ----------          ----------            -----
  Net investment income
   (loss)                              11,299              (2,430)              4,710              126
                                   ----------          ----------          ----------            -----
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               136,821              25,376              (1,264)               7
 Net realized gain on
  distributions                            --                  --                  --                4
 Net unrealized appreciation
  (depreciation) of
  investments during the year         465,840             100,063             265,628              191
                                   ----------          ----------          ----------            -----
  Net gain (loss) on
   investments                        602,661             125,439             264,364              202
                                   ----------          ----------          ----------            -----
  Net increase (decrease) in
   net assets resulting from
   operations                        $613,960            $123,009            $269,074             $328
                                   ==========          ==========          ==========            =====

                                                        HARTFORD               HARTFORD
                                     HARTFORD             TOTAL                CAPITAL
                                     BALANCED          RETURN BOND           APPRECIATION
                                     HLS FUND           HLS FUND               HLS FUND
                                  SUB-ACCOUNT (2)      SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $819,404        $14,925,889              $497,707
                                   -------------      -------------          ------------
EXPENSES:
 Administrative charges                  (55,634)          (725,774)                   --
 Mortality and expense risk
  charges                               (358,407)        (4,586,976)             (536,378)
                                   -------------      -------------          ------------
  Total expenses                        (414,041)        (5,312,750)             (536,378)
                                   -------------      -------------          ------------
  Net investment income
   (loss)                                405,363          9,613,139               (38,671)
                                   -------------      -------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (510,435)         2,689,129             2,894,246
 Net realized gain on
  distributions                               --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          2,875,750          9,014,938             2,562,427
                                   -------------      -------------          ------------
  Net gain (loss) on
   investments                         2,365,315         11,704,067             5,456,673
                                   -------------      -------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,770,678        $21,317,206            $5,418,002
                                   =============      =============          ============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  HARTFORD
                                  DIVIDEND                HARTFORD
                                 AND GROWTH           GLOBAL RESEARCH
                                  HLS FUND                HLS FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $5,244,521               $10,279
                                -------------            ----------
EXPENSES:
 Administrative charges              (473,774)                   --
 Mortality and expense risk
  charges                          (2,945,774)              (14,408)
                                -------------            ----------
  Total expenses                   (3,419,548)              (14,408)
                                -------------            ----------
  Net investment income (loss)      1,824,973                (4,129)
                                -------------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (2,816,666)               54,824
 Net realized gain on
  distributions                            --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      27,938,789               104,444
                                -------------            ----------
  Net gain (loss) on
   investments                     25,122,123               159,268
                                -------------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                     $26,947,096              $155,139
                                =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                         HARTFORD                                         HARTFORD
                                      HARTFORD          DISCIPLINED               HARTFORD                 GROWTH
                                   GLOBAL GROWTH          EQUITY                   GROWTH               OPPORTUNITIES
                                      HLS FUND           HLS FUND                 HLS FUND                HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $26,726          $1,913,825                    $ --                     $ --
                                    ------------       -------------            ------------            -------------
EXPENSES:
 Administrative charges                   (9,661)           (264,705)                (20,252)                 (68,796)
 Mortality and expense risk
  charges                                (64,546)         (1,748,683)               (130,476)                (452,246)
                                    ------------       -------------            ------------            -------------
  Total expenses                         (74,207)         (2,013,388)               (150,728)                (521,042)
                                    ------------       -------------            ------------            -------------
  Net investment income
   (loss)                                (47,481)            (99,563)               (150,728)                (521,042)
                                    ------------       -------------            ------------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (333,967)          1,031,048                  14,981               (1,124,485)
 Net realized gain on
  distributions                               --                  --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,283,881          19,144,681               1,658,489                9,282,896
                                    ------------       -------------            ------------            -------------
  Net gain (loss) on
   investments                           949,914          20,175,729               1,673,470                8,158,411
                                    ------------       -------------            ------------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $902,433         $20,076,166              $1,522,742               $7,637,369
                                    ============       =============            ============            =============

                                                                                 HARTFORD
                                      HARTFORD                HARTFORD         INTERNATIONAL
                                     HIGH YIELD                INDEX           OPPORTUNITIES
                                      HLS FUND                HLS FUND           HLS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,833,815                $175,492          $1,238,818
                                    ------------            ------------       -------------
EXPENSES:
 Administrative charges                  (87,415)                (16,940)           (129,035)
 Mortality and expense risk
  charges                               (576,909)               (105,961)           (839,837)
                                    ------------            ------------       -------------
  Total expenses                        (664,324)               (122,901)           (968,872)
                                    ------------            ------------       -------------
  Net investment income
   (loss)                              3,169,491                  52,591             269,946
                                    ------------            ------------       -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  497,544                (126,477)         (2,712,529)
 Net realized gain on
  distributions                               --                      --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,529,968               1,151,669          13,474,644
                                    ------------            ------------       -------------
  Net gain (loss) on
   investments                         2,027,512               1,025,192          10,762,115
                                    ------------            ------------       -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $5,197,003              $1,077,783         $11,032,061
                                    ============            ============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                      HARTFORD
                                    SMALL/MID CAP            HARTFORD
                                       EQUITY              MIDCAP VALUE
                                      HLS FUND               HLS FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $25,652               $27,176
                                     -----------            ----------
EXPENSES:
 Administrative charges                       --                    --
 Mortality and expense risk
  charges                                (63,008)              (33,630)
                                     -----------            ----------
  Total expenses                         (63,008)              (33,630)
                                     -----------            ----------
  Net investment income (loss)           (37,356)               (6,454)
                                     -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  210,909               192,659
 Net realized gain on
  distributions                          579,211                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (192,972)              283,122
                                     -----------            ----------
  Net gain (loss) on
   investments                           597,148               475,781
                                     -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                           $559,792              $469,327
                                     ===========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    HARTFORD              HARTFORD              HARTFORD              HARTFORD
                                  MONEY MARKET         SMALL COMPANY        SMALLCAP GROWTH            STOCK
                                    HLS FUND              HLS FUND              HLS FUND              HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                  $ --                  $ --              $257,001
                                   -----------          ------------          ------------          ------------
EXPENSES:
 Administrative charges               (126,851)                   --               (40,611)              (25,090)
 Mortality and expense risk
  charges                             (833,936)             (298,851)             (265,308)             (176,061)
                                   -----------          ------------          ------------          ------------
  Total expenses                      (960,787)             (298,851)             (305,919)             (201,151)
                                   -----------          ------------          ------------          ------------
  Net investment income
   (loss)                             (960,787)             (298,851)             (305,919)               55,850
                                   -----------          ------------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                      2                 4,941               811,996              (340,400)
 Net realized gain on
  distributions                             --                 1,239                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year               --             3,033,492             2,401,034             1,871,497
                                   -----------          ------------          ------------          ------------
  Net gain (loss) on
   investments                               2             3,039,672             3,213,030             1,531,097
                                   -----------          ------------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $(960,785)           $2,740,821            $2,907,111            $1,586,947
                                   ===========          ============          ============          ============

                                     HARTFORD
                                  U.S. GOVERNMENT           HARTFORD         AMERICAN FUNDS
                                    SECURITIES               VALUE                BOND
                                     HLS FUND               HLS FUND            HLS FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $3,529,966            $1,037,236             $320
                                   -------------          ------------           ------
EXPENSES:
 Administrative charges                 (252,022)              (95,649)              --
 Mortality and expense risk
  charges                             (1,638,500)             (616,352)            (122)
                                   -------------          ------------           ------
  Total expenses                      (1,890,522)             (712,001)            (122)
                                   -------------          ------------           ------
  Net investment income
   (loss)                              1,639,444               325,235              198
                                   -------------          ------------           ------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (532,837)             (342,599)              70
 Net realized gain on
  distributions                               --                    --              262
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,636,967             6,880,333              (59)
                                   -------------          ------------           ------
  Net gain (loss) on
   investments                         1,104,130             6,537,734              273
                                   -------------          ------------           ------
  Net increase (decrease) in
   net assets resulting from
   operations                         $2,743,574            $6,862,969             $471
                                   =============          ============           ======

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL       AMERICAN FUNDS
                                  CAPITALIZATION          GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $1                   $24
                                       ----               -------
EXPENSES:
 Administrative charges                  --                    --
 Mortality and expense risk
  charges                                (1)                  (72)
                                       ----               -------
  Total expenses                         (1)                  (72)
                                       ----               -------
  Net investment income (loss)           --                   (48)
                                       ----               -------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  --                   194
 Net realized gain on
  distributions                           6                    21
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4                   927
                                       ----               -------
  Net gain (loss) on
   investments                           10                 1,142
                                       ----               -------
  Net increase (decrease) in
   net assets resulting from
   operations                           $10                $1,094
                                       ====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS        HUNTINGTON VA          HUNTINGTON VA
                                  INTERNATIONAL            INCOME               DIVIDEND            HUNTINGTON VA
                                    HLS FUND            EQUITY FUND           CAPTURE FUND           GROWTH FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $83                 $56,491               $111,396                $3,984
                                      -----              ----------            -----------            ----------
EXPENSES:
 Administrative charges                  --                  (3,246)                (6,181)               (2,702)
 Mortality and expense risk
  charges                               (52)                (20,058)               (40,595)              (16,676)
                                      -----              ----------            -----------            ----------
  Total expenses                        (52)                (23,304)               (46,776)              (19,378)
                                      -----              ----------            -----------            ----------
  Net investment income
   (loss)                                31                  33,187                 64,620               (15,394)
                                      -----              ----------            -----------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  29                 (99,761)              (119,820)              (56,285)
 Net realized gain on
  distributions                          --                      --                     --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           742                 215,752                347,372               197,708
                                      -----              ----------            -----------            ----------
  Net gain (loss) on
   investments                          771                 115,991                227,552               141,423
                                      -----              ----------            -----------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $802                $149,178               $292,172              $126,029
                                      =====              ==========            ===========            ==========

                                   HUNTINGTON VA         HUNTINGTON VA        HUNTINGTON VA
                                     MID CORP              ROTATING           INTERNATIONAL
                                   AMERICA FUND          MARKETS FUND          EQUITY FUND
                                  SUB-ACCOUNT (3)         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $7,973              $12,461               $20,290
                                    -----------            ---------            ----------
EXPENSES:
 Administrative charges                  (7,017)              (1,644)                   --
 Mortality and expense risk
  charges                               (41,871)             (10,468)              (25,454)
                                    -----------            ---------            ----------
  Total expenses                        (48,888)             (12,112)              (25,454)
                                    -----------            ---------            ----------
  Net investment income
   (loss)                               (40,915)                 349                (5,164)
                                    -----------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (439,705)             (20,384)              (52,241)
 Net realized gain on
  distributions                         162,641                   --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           855,608               63,818               263,933
                                    -----------            ---------            ----------
  Net gain (loss) on
   investments                          578,544               43,434               211,692
                                    -----------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                          $537,629              $43,783              $206,528
                                    ===========            =========            ==========

(3) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                         HUNTINGTON VA
                                   HUNTINGTON VA           MORTGAGE
                                   MACRO 100 FUND       SECURITIES FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $3,963              $26,292
                                     ----------            ---------
EXPENSES:
 Administrative charges                  (1,538)                  --
 Mortality and expense risk
  charges                                (9,350)             (15,756)
                                     ----------            ---------
  Total expenses                        (10,888)             (15,756)
                                     ----------            ---------
  Net investment income (loss)           (6,925)              10,536
                                     ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (45,629)              25,499
 Net realized gain on
  distributions                              --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           120,558              (12,501)
                                     ----------            ---------
  Net gain (loss) on
   investments                           74,929               12,998
                                     ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                           $68,004              $23,534
                                     ==========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                LORD ABBETT
                                                          LORD ABBETT            CALIBRATED            LORD ABBETT
                                  HUNTINGTON VA           FUNDAMENTAL             DIVIDEND            BOND-DEBENTURE
                                    SITUS FUND            EQUITY FUND           GROWTH FUND                FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT (4)          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --                $48,297              $146,016              $2,648,504
                                    ----------            -----------            ----------            ------------
EXPENSES:
 Administrative charges                 (7,262)               (18,832)              (10,335)                (95,815)
 Mortality and expense risk
  charges                              (46,146)              (122,415)              (72,033)               (632,792)
                                    ----------            -----------            ----------            ------------
  Total expenses                       (53,408)              (141,247)              (82,368)               (728,607)
                                    ----------            -----------            ----------            ------------
  Net investment income
   (loss)                              (53,408)               (92,950)               63,648               1,919,897
                                    ----------            -----------            ----------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                154,701                175,711               (39,576)                610,943
 Net realized gain on
  distributions                             --                140,314                    --                 596,753
 Net unrealized appreciation
  (depreciation) of
  investments during the year          572,750                601,261               522,569               1,815,776
                                    ----------            -----------            ----------            ------------
  Net gain (loss) on
   investments                         727,451                917,286               482,993               3,023,472
                                    ----------            -----------            ----------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $674,043               $824,336              $546,641              $4,943,369
                                    ==========            ===========            ==========            ============


                                LORD ABBETT            LORD ABBETT
                                GROWTH AND               CLASSIC             MFS(R) CORE
                                INCOME FUND             STOCK FUND           EQUITY FUND
                                SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                          $853,856               $55,896               $1,789
                               -------------            ----------            ---------
EXPENSES:
 Administrative charges             (182,271)              (10,847)                (358)
 Mortality and expense risk
  charges                         (1,109,345)              (71,850)              (3,292)
                               -------------            ----------            ---------
  Total expenses                  (1,291,616)              (82,697)              (3,650)
                               -------------            ----------            ---------
  Net investment income
   (loss)                           (437,760)              (26,801)              (1,861)
                               -------------            ----------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions           (3,035,750)               79,944                  992
 Net realized gain on
  distributions                           --                    --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     12,650,163               645,876               32,409
                               -------------            ----------            ---------
  Net gain (loss) on
   investments                     9,614,413               725,820               33,401
                               -------------            ----------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                     $9,176,653              $699,019              $31,540
                               =============            ==========            =========

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                      MFS(R) INVESTORS
                                      MFS(R)               GROWTH
                                    GROWTH FUND          STOCK FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                $ --               $1,498
                                     ---------            ---------
EXPENSES:
 Administrative charges                   (620)                (477)
 Mortality and expense risk
  charges                               (6,208)              (4,474)
                                     ---------            ---------
  Total expenses                        (6,828)              (4,951)
                                     ---------            ---------
  Net investment income (loss)          (6,828)              (3,453)
                                     ---------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (1,693)               1,528
 Net realized gain on
  distributions                             --               15,614
 Net unrealized appreciation
  (depreciation) of
  investments during the year           68,933               30,933
                                     ---------            ---------
  Net gain (loss) on
   investments                          67,240               48,075
                                     ---------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $60,412              $44,622
                                     =========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   INVESCO
                                                                                               VAN KAMPEN V.I.
                                 MFS(R) INVESTORS        MFS(R) TOTAL           MFS(R)            EQUITY AND
                                    TRUST FUND            RETURN FUND         VALUE FUND         INCOME FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT         SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $5,828               $149,164             $103               $66,361
                                    ----------            -----------            -----            ----------
EXPENSES:
 Administrative charges                   (842)                (7,230)              --                (1,598)
 Mortality and expense risk
  charges                              (11,433)               (93,323)             (72)              (53,387)
                                    ----------            -----------            -----            ----------
  Total expenses                       (12,275)              (100,553)             (72)              (54,985)
                                    ----------            -----------            -----            ----------
  Net investment income
   (loss)                               (6,447)                48,611               31                11,376
                                    ----------            -----------            -----            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 20,949                 51,745              165                   831
 Net realized gain on
  distributions                             --                     --               55                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           90,145                399,109              735               372,549
                                    ----------            -----------            -----            ----------
  Net gain (loss) on
   investments                         111,094                450,854              955               373,380
                                    ----------            -----------            -----            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $104,647               $499,465             $986              $384,756
                                    ==========            ===========            =====            ==========


                                  UIF CORE PLUS         UIF EMERGING           UIF EMERGING
                                   FIXED INCOME         MARKETS DEBT          MARKETS EQUITY
                                    PORTFOLIO             PORTFOLIO              PORTFOLIO
                                   SUB-ACCOUNT           SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $242,955              $18,372                     $ --
                                    ----------            ---------            -------------
EXPENSES:
 Administrative charges                 (7,529)                (920)                 (44,985)
 Mortality and expense risk
  charges                              (85,370)             (10,147)                (303,910)
                                    ----------            ---------            -------------
  Total expenses                       (92,899)             (11,067)                (348,895)
                                    ----------            ---------            -------------
  Net investment income
   (loss)                              150,056                7,305                 (348,895)
                                    ----------            ---------            -------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                (51,168)              15,473               (1,944,968)
 Net realized gain on
  distributions                             --                   --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          295,706               72,976                5,998,002
                                    ----------            ---------            -------------
  Net gain (loss) on
   investments                         244,538               88,449                4,053,034
                                    ----------            ---------            -------------
  Net increase (decrease) in
   net assets resulting from
   operations                         $394,594              $95,754               $3,704,139
                                    ==========            =========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                               INVESCO
                                     UIF MID CAP           VAN KAMPEN V.I.
                                        GROWTH                 AMERICAN
                                      PORTFOLIO               VALUE FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT (5)
------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                   $ --                 $75,658
                                     ------------            ------------
EXPENSES:
 Administrative charges                   (21,533)                (21,825)
 Mortality and expense risk
  charges                                (137,240)               (153,429)
                                     ------------            ------------
  Total expenses                         (158,773)               (175,254)
                                     ------------            ------------
  Net investment income (loss)           (158,773)                (99,596)
                                     ------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  (422,173)               (505,595)
 Net realized gain on
  distributions                         1,283,189                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              42,050               2,242,725
                                     ------------            ------------
  Net gain (loss) on
   investments                            903,066               1,737,130
                                     ------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                            $744,293              $1,637,534
                                     ============            ============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                     MORGAN STANLEY      MORGAN STANLEY
                                 MORGAN STANLEY        MULTI CAP             MID CAP         MORGAN STANLEY
                                  FOCUS GROWTH           GROWTH              GROWTH          FLEXIBLE INCOME
                                   PORTFOLIO           PORTFOLIO            PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                $ --                 $ --           $107,468
                                   ----------          ----------          -----------          ---------
EXPENSES:
 Administrative charges               (10,089)             (2,640)              (3,347)            (2,453)
 Mortality and expense risk
  charges                             (86,962)            (24,084)             (28,968)           (24,405)
                                   ----------          ----------          -----------          ---------
  Total expenses                      (97,051)            (26,724)             (32,315)           (26,858)
                                   ----------          ----------          -----------          ---------
  Net investment income
   (loss)                             (97,051)            (26,724)             (32,315)            80,610
                                   ----------          ----------          -----------          ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               402,379              55,810              172,438           (132,103)
 Net realized gain on
  distributions                       224,185             119,315              166,891                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         267,278              13,482             (159,048)           227,682
                                   ----------          ----------          -----------          ---------
  Net gain (loss) on
   investments                        893,842             188,607              180,281             95,579
                                   ----------          ----------          -----------          ---------
  Net increase (decrease) in
   net assets resulting from
   operations                        $796,791            $161,883             $147,966           $176,189
                                   ==========          ==========          ===========          =========

                                                                          MORGAN STANLEY
                                 MORGAN STANLEY      MORGAN STANLEY           GLOBAL
                                     GROWTH           MONEY MARKET        INFRASTRUCTURE
                                   PORTFOLIO            PORTFOLIO           PORTFOLIO
                                  SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $ --                 $775             $55,297
                                   ----------          -----------          ----------
EXPENSES:
 Administrative charges                (1,931)              (9,070)             (3,847)
 Mortality and expense risk
  charges                             (19,672)             (92,675)            (33,943)
                                   ----------          -----------          ----------
  Total expenses                      (21,603)            (101,745)            (37,790)
                                   ----------          -----------          ----------
  Net investment income
   (loss)                             (21,603)            (100,970)             17,507
                                   ----------          -----------          ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               191,571                   --             219,501
 Net realized gain on
  distributions                        61,992                   --             236,496
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (64,754)                  --             (87,407)
                                   ----------          -----------          ----------
  Net gain (loss) on
   investments                        188,809                   --             368,590
                                   ----------          -----------          ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $167,206            $(100,970)           $386,097
                                   ==========          ===========          ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     INVESCO V.I.             UIF SMALL
                                   EQUALLY-WEIGHTED        COMPANY GROWTH
                                     S&P 500 FUND             PORTFOLIO
                                   SUB-ACCOUNT (6)           SUB-ACCOUNT
-----------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $116,024                  $ --
                                     ------------             ---------
EXPENSES:
 Administrative charges                   (10,581)                   --
 Mortality and expense risk
  charges                                (109,013)               (5,609)
                                     ------------             ---------
  Total expenses                         (119,594)               (5,609)
                                     ------------             ---------
  Net investment income (loss)             (3,570)               (5,609)
                                     ------------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                   312,314                 4,998
 Net realized gain on
  distributions                           968,423                 4,830
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (239,049)               25,885
                                     ------------             ---------
  Net gain (loss) on
   investments                          1,041,688                35,713
                                     ------------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $1,038,118               $30,104
                                     ============             =========

(6) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                               OPPENHEIMER
                                  UIF GLOBAL      WILMINGTON MANAGED      OPPENHEIMER            CAPITAL
                                   FRANCHISE      ALLOCATION FUND --    SMALL-& MID-CAP        APPRECIATION
                                   PORTFOLIO      MODERATE GROWTH II     GROWTH FUND/VA          FUND/VA
                                  SUB-ACCOUNT     SUB-ACCOUNT (7)(8)      SUB-ACCOUNT          SUB-ACCOUNT
---------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                           $10,445              $12,147                $ --              $158,408
                                   ---------          -----------          ----------          ------------
EXPENSES:
 Administrative charges                 (597)              (3,412)            (10,361)              (79,777)
 Mortality and expense risk
  charges                             (8,706)             (19,837)            (64,718)             (514,593)
                                   ---------          -----------          ----------          ------------
  Total expenses                      (9,303)             (23,249)            (75,079)             (594,370)
                                   ---------          -----------          ----------          ------------
  Net investment income
   (loss)                              1,142              (11,102)            (75,079)             (435,962)
                                   ---------          -----------          ----------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               31,401             (425,689)            167,926               776,695
 Net realized gain on
  distributions                       15,163                   --                  --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         14,593              466,086             647,996             4,373,704
                                   ---------          -----------          ----------          ------------
  Net gain (loss) on
   investments                        61,157               40,397             815,922             5,150,399
                                   ---------          -----------          ----------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $62,299              $29,295            $740,843            $4,714,437
                                   =========          ===========          ==========          ============

                                                                                OPPENHEIMER
                                    OPPENHEIMER           OPPENHEIMER           MAIN STREET
                                 GLOBAL SECURITIES        MAIN STREET         SMALL- & MID-CAP
                                      FUND/VA              FUND(R)/VA             FUND/VA
                                    SUB-ACCOUNT           SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                            $2,672,746               $51,089              $168,567
                                   -------------          ------------          ------------
EXPENSES:
 Administrative charges                 (275,430)              (15,145)             (101,908)
 Mortality and expense risk
  charges                             (1,685,512)             (111,506)             (667,801)
                                   -------------          ------------          ------------
  Total expenses                      (1,960,942)             (126,651)             (769,709)
                                   -------------          ------------          ------------
  Net investment income
   (loss)                                711,804               (75,562)             (601,142)
                                   -------------          ------------          ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions               (3,859,478)               26,879               655,593
 Net realized gain on
  distributions                               --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         27,441,020             1,100,490             7,533,500
                                   -------------          ------------          ------------
  Net gain (loss) on
   investments                        23,581,542             1,127,369             8,189,093
                                   -------------          ------------          ------------
  Net increase (decrease) in
   net assets resulting from
   operations                        $24,293,346            $1,051,807            $7,587,951
                                   =============          ============          ============

(7) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(8) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  PUTNAM VT               PUTNAM VT
                                 DIVERSIFIED            GLOBAL ASSET
                                 INCOME FUND           ALLOCATION FUND
                                 SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                         $2,476,078                $59,931
                                -------------            -----------
EXPENSES:
 Administrative charges               (86,986)               (15,660)
 Mortality and expense risk
  charges                            (544,970)              (100,685)
                                -------------            -----------
  Total expenses                     (631,956)              (116,345)
                                -------------            -----------
  Net investment income (loss)      1,844,122                (56,414)
                                -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions            (1,276,636)                35,845
 Net realized gain on
  distributions                            --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,581,600                940,941
                                -------------            -----------
  Net gain (loss) on
   investments                      2,304,964                976,786
                                -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                      $4,149,086               $920,372
                                =============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT          PUTNAM VT
                                     GROWTH AND           INTERNATIONAL      INTERNATIONAL             PUTNAM VT
                                    INCOME FUND             VALUE FUND        EQUITY FUND            INVESTORS FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                               $75,922               $23,447            $955,134                $348,721
                                    ------------            ----------       -------------            ------------
EXPENSES:
 Administrative charges                   (8,666)                   --             (83,905)                (52,195)
 Mortality and expense risk
  charges                                (55,914)              (12,186)           (550,612)               (324,643)
                                    ------------            ----------       -------------            ------------
  Total expenses                         (64,580)              (12,186)           (634,517)               (376,838)
                                    ------------            ----------       -------------            ------------
  Net investment income
   (loss)                                 11,342                11,261             320,617                 (28,117)
                                    ------------            ----------       -------------            ------------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (510,609)              (58,451)         (6,347,851)               (218,905)
 Net realized gain on
  distributions                               --                    --                  --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,186,960               186,932          13,873,840               4,000,860
                                    ------------            ----------       -------------            ------------
  Net gain (loss) on
   investments                           676,351               128,481           7,525,989               3,781,955
                                    ------------            ----------       -------------            ------------
  Net increase (decrease) in
   net assets resulting from
   operations                           $687,693              $139,742          $7,846,606              $3,753,838
                                    ============            ==========       =============            ============

                                    PUTNAM VT          PUTNAM VT               PUTNAM VT
                                    MULTI-CAP          SMALL CAP             GEORGE PUTNAM
                                   GROWTH FUND        VALUE FUND             BALANCED FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $2,493            $153,365                $77,425
                                    ----------       -------------            -----------
EXPENSES:
 Administrative charges                     --             (66,380)                (8,082)
 Mortality and expense risk
  charges                              (14,277)           (437,359)               (51,661)
                                    ----------       -------------            -----------
  Total expenses                       (14,277)           (503,739)               (59,743)
                                    ----------       -------------            -----------
  Net investment income
   (loss)                              (11,784)           (350,374)                17,682
                                    ----------       -------------            -----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 39,395          (4,974,654)              (502,545)
 Net realized gain on
  distributions                             --                  --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           98,059          10,206,226                920,787
                                    ----------       -------------            -----------
  Net gain (loss) on
   investments                         137,454           5,231,572                418,242
                                    ----------       -------------            -----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $125,670          $4,881,198               $435,924
                                    ==========       =============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            PUTNAM VT               PIONEER
                                     PUTNAM VT                EQUITY               FUND VCT
                                    VOYAGER FUND           INCOME FUND             PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $14,014                $159,742               $2,289
                                     ----------            ------------            ---------
EXPENSES:
 Administrative charges                  (7,718)                     --                   --
 Mortality and expense risk
  charges                               (51,621)               (108,038)              (3,686)
                                     ----------            ------------            ---------
  Total expenses                        (59,339)               (108,038)              (3,686)
                                     ----------            ------------            ---------
  Net investment income (loss)          (45,325)                 51,704               (1,397)
                                     ----------            ------------            ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 282,914                 648,166                    7
 Net realized gain on
  distributions                              --                      --                6,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year           186,872                 421,725               10,063
                                     ----------            ------------            ---------
  Net gain (loss) on
   investments                          469,786               1,069,891               16,087
                                     ----------            ------------            ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $424,461              $1,121,595              $14,690
                                     ==========            ============            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                      INVESCO                                        INVESCO              INVESCO
                                  VAN KAMPEN V.I.             INVESCO            VAN KAMPEN V.I.      VAN KAMPEN V.I.
                                     GROWTH AND           VAN KAMPEN V.I.           AMERICAN              MID CAP
                                    INCOME FUND            COMSTOCK FUND         FRANCHISE FUND         GROWTH FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT          SUB-ACCOUNT (9)        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                              $397,361                $663,989                 $ --                  $ --
                                    ------------            ------------            ---------            ----------
EXPENSES:
 Administrative charges                  (59,604)                (89,504)                (209)                   --
 Mortality and expense risk
  charges                               (398,495)               (621,877)              (3,412)               (3,907)
                                    ------------            ------------            ---------            ----------
  Total expenses                        (458,099)               (711,381)              (3,621)               (3,907)
                                    ------------            ------------            ---------            ----------
  Net investment income
   (loss)                                (60,738)                (47,392)              (3,621)               (3,907)
                                    ------------            ------------            ---------            ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 (291,350)               (903,247)              17,575               (11,176)
 Net realized gain on
  distributions                               --                      --                   --                11,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year          4,038,983               8,169,145                3,910                19,808
                                    ------------            ------------            ---------            ----------
  Net gain (loss) on
   investments                         3,747,633               7,265,898               21,485                19,669
                                    ------------            ------------            ---------            ----------
  Net increase (decrease) in
   net assets resulting from
   operations                         $3,686,895              $7,218,506              $17,864               $15,762
                                    ============            ============            =========            ==========

                                  WELLS FARGO        WELLS FARGO          WELLS FARGO
                                 ADVANTAGE VT        ADVANTAGE VT         ADVANTAGE VT
                                 TOTAL RETURN         INTRINSIC          INTERNATIONAL
                                   BOND FUND          VALUE FUND          EQUITY FUND
                                  SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------
INVESTMENT INCOME:
 Dividends                             $698                $53                $26,569
                                    -------             ------             ----------
EXPENSES:
 Administrative charges                 (97)                (8)                    --
 Mortality and expense risk
  charges                              (555)               (57)               (25,017
                                    -------             ------             ----------
  Total expenses                       (652)               (65)               (25,017
                                    -------             ------             ----------
  Net investment income
   (loss)                                46                (12)                 1,552
                                    -------             ------             ----------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                  14                 51                (20,333
 Net realized gain on
  distributions                         892                 --                107,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,246                585                 81,293
                                    -------             ------             ----------
  Net gain (loss) on
   investments                        2,152                636                168,631
                                    -------             ------             ----------
  Net increase (decrease) in
   net assets resulting from
   operations                        $2,198               $624               $170,183
                                    =======             ======             ==========

(9) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF OPERATIONS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO            WELLS FARGO
                                    ADVANTAGE VT          ADVANTAGE VT            WELLS FARGO
                                     SMALL CAP              SMALL CAP            ADVANTAGE VT
                                    GROWTH FUND            VALUE FUND          OPPORTUNITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
--------------------------------------------------------------------------------------------------
INVESTMENT INCOME:
 Dividends                                 $ --                $77,191                $1,664
                                     ----------            -----------             ---------
EXPENSES:
 Administrative charges                     (14)                    --                    --
 Mortality and expense risk
  charges                               (41,703)              (108,724)               (4,249)
                                     ----------            -----------             ---------
  Total expenses                        (41,717)              (108,724)               (4,249)
                                     ----------            -----------             ---------
  Net investment income (loss)          (41,717)               (31,533)               (2,585)
                                     ----------            -----------             ---------
NET REALIZED AND UNREALIZED
 GAIN (LOSS) ON INVESTMENTS:
 Net realized gain (loss) on
  security transactions                 168,856                348,352                 5,407
 Net realized gain on
  distributions                         119,792                     --                   101
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (73,330)               493,434                33,861
                                     ----------            -----------             ---------
  Net gain (loss) on
   investments                          215,318                841,786                39,369
                                     ----------            -----------             ---------
  Net increase (decrease) in
   net assets resulting from
   operations                          $173,601               $810,253               $36,784
                                     ==========            ===========             =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                             ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                BALANCED WEALTH            INTERNATIONAL
                              STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                  SUB-ACCOUNT               SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $168,956                  $(123,341)
 Net realized gain (loss)
  on security
  transactions                        (393,218)               (10,930,389)
 Net realized gain on
  distributions                             --                         --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                               4,417,835                 20,514,339
                                 -------------             --------------
 Net increase (decrease)
  in net assets resulting
  from operations                    4,193,573                  9,460,609
                                 -------------             --------------
UNIT TRANSACTIONS:
 Purchases                             136,036                    321,690
 Net transfers                        (267,796)                 2,546,420
 Surrenders for benefit
  payments and fees                 (4,819,701)                (9,877,576)
 Other transactions                         61                       (139)
 Death benefits                       (407,155)                  (944,765)
 Net annuity transactions                 (286)                      (864)
                                 -------------             --------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (5,358,841)                (7,955,234)
                                 -------------             --------------
 Net increase (decrease)
  in net assets                     (1,165,268)                 1,505,375
NET ASSETS:
 Beginning of year                  37,539,257                 77,379,447
                                 -------------             --------------
 End of year                       $36,373,989                $78,884,822
                                 =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                              ALLIANCEBERNSTEIN VPS                                ALLIANCEBERNSTEIN VPS        INVESCO V.I.
                                  SMALL/MID CAP          ALLIANCEBERNSTEIN VPS         INTERNATIONAL             GOVERNMENT
                                 VALUE PORTFOLIO            VALUE PORTFOLIO           GROWTH PORTFOLIO        SECURITIES FUND
                                   SUB-ACCOUNT                SUB-ACCOUNT               SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                              $(177,763)                   $85,634                   $(1,428)                $1,882
 Net realized gain (loss)
  on security transactions             (188,075)                (3,725,474)                 (214,551)                 3,462
 Net realized gain on
  distributions                         457,015                         --                        --                     --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                2,136,880                  9,243,964                   810,566                 (5,199)
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from operations                     2,228,057                  5,604,124                   594,587                    145
                                  -------------              -------------              ------------             ----------
UNIT TRANSACTIONS:
 Purchases                               40,954                    156,393                    11,048                     --
 Net transfers                         (603,632)                (3,259,637)                 (129,973)                (1,492)
 Surrenders for benefit
  payments and fees                  (1,712,327)                (5,543,632)                 (500,687)               (21,901)
 Other transactions                        (422)                       176                        58                     --
 Death benefits                         (95,220)                  (544,821)                  (26,626)                    --
 Net annuity transactions                    --                       (592)                       --                     --
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets resulting
  from unit transactions             (2,370,647)                (9,192,113)                 (646,180)               (23,393)
                                  -------------              -------------              ------------             ----------
 Net increase (decrease)
  in net assets                        (142,590)                (3,587,989)                  (51,593)               (23,248)
NET ASSETS:
 Beginning of year                   14,407,682                 43,936,888                 4,659,139                308,891
                                  -------------              -------------              ------------             ----------
 End of year                        $14,265,092                $40,348,899                $4,607,546               $285,643
                                  =============              =============              ============             ==========

                                INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                    HIGH             INTERNATIONAL         DIVERSIFIED
                                 YIELD FUND           GROWTH FUND         DIVIDEND FUND
                                 SUB-ACCOUNT          SUB-ACCOUNT        SUB-ACCOUNT (1)
--------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income
  (loss)                             $21,813                $14                 $41,602
 Net realized gain (loss)
  on security transactions             5,334                 31                   7,325
 Net realized gain on
  distributions                           --                 --                      --
 Net unrealized
  appreciation
  (depreciation) of
  investments during the
  year                                67,372                502               1,135,831
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets resulting
  from operations                     94,519                547               1,184,758
                                 -----------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                --                 96                   2,019
 Net transfers                        10,678                (12)                (97,381)
 Surrenders for benefit
  payments and fees                  (75,520)               (45)               (583,098)
 Other transactions                      (17)                --                     910
 Death benefits                      (51,680)                --                (196,048)
 Net annuity transactions                 --                 --                 (38,108)
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets resulting
  from unit transactions            (116,539)                39                (911,706)
                                 -----------            -------            ------------
 Net increase (decrease)
  in net assets                      (22,020)               586                 273,052
NET ASSETS:
 Beginning of year                   669,986              3,823               7,388,440
                                 -----------            -------            ------------
 End of year                        $647,966             $4,409              $7,661,492
                                 ===========            =======            ============

(1)  Formerly Invesco V.I. Dividend Growth Fund. Change effective April 30,
     2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL              AMERICAN FUNDS
                                     GROWTH FUND              GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(25,455)               $(152,711)
 Net realized gain (loss) on
  security transactions                   178,322                  446,122
 Net realized gain on
  distributions                                --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             340,506                1,797,058
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              493,373                2,090,469
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  5,890                   11,839
 Net transfers                           (113,744)                (650,472)
 Surrenders for benefit
  payments and fees                      (354,688)              (2,144,047)
 Other transactions                            (1)                     123
 Death benefits                            (7,546)                (336,739)
 Net annuity transactions                      --                   (5,728)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (470,089)              (3,125,024)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                               23,284               (1,034,555)
NET ASSETS:
 Beginning of year                      2,626,490               14,474,721
                                     ------------            -------------
 End of year                           $2,649,774              $13,440,166
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS             STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND      CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(34,265)                $(18,489)                $(6,297)                $(3,246)
 Net realized gain (loss) on
  security transactions                   340,297                   35,387                  46,177                (108,627)
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,282,480                  731,129                 161,729                 174,474
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,588,512                  748,027                 201,609                  62,601
                                    -------------            -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                 11,574                    3,162                      --                      --
 Net transfers                           (104,706)                (473,537)                (60,132)               (125,333)
 Surrenders for benefit
  payments and fees                    (1,399,317)                (565,806)               (100,477)                (32,745)
 Other transactions                           291                        1                      25                      --
 Death benefits                          (193,935)                 (79,220)                 (7,171)                     --
 Net annuity transactions                  (6,170)                 (82,563)                 (1,415)                     --
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,692,263)              (1,197,963)               (169,170)               (158,078)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets                             (103,751)                (449,936)                 32,439                 (95,477)
NET ASSETS:
 Beginning of year                     10,870,289                5,339,390               1,318,829                 624,918
                                    -------------            -------------            ------------             -----------
 End of year                          $10,766,538               $4,889,454              $1,351,268                $529,441
                                    =============            =============            ============             ===========

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL           CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF         RETURN BOND VIF
                                    SUB-ACCOUNT              SUB-ACCOUNT              SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(8,719)               $(122,571)                 $94,583
 Net realized gain (loss) on
  security transactions                 (332,118)                 452,985                  104,745
 Net realized gain on
  distributions                               --                  442,536                  178,097
 Net unrealized appreciation
  (depreciation) of
  investments during the year            601,390                  528,493                  (79,691)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             260,553                1,301,443                  297,734
                                    ------------            -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                 4,997                    1,163                    1,200
 Net transfers                          (196,741)              (1,482,573)                (189,570)
 Surrenders for benefit
  payments and fees                     (165,285)                (887,835)                (949,743)
 Other transactions                           11                       45                      646
 Death benefits                          (14,150)                (320,426)                 (12,946)
 Net annuity transactions                     --                       --                  (13,093)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (371,168)              (2,689,626)              (1,163,506)
                                    ------------            -------------            -------------
 Net increase (decrease) in
  net assets                            (110,615)              (1,388,183)                (865,772)
NET ASSETS:
 Beginning of year                     2,144,519               11,003,734                6,762,332
                                    ------------            -------------            -------------
 End of year                          $2,033,904               $9,615,551               $5,896,560
                                    ============            =============            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                       OMEGA               EQUITY-INCOME
                                    GROWTH FUND              PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(5,200)                $670,132
 Net realized gain (loss) on
  security transactions                  18,986               (3,165,613)
 Net realized gain on
  distributions                          22,402                3,352,629
 Net unrealized appreciation
  (depreciation) of
  investments during the year            13,097                6,735,122
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             49,285                7,592,270
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  343,129
 Net transfers                           89,894               (1,528,859)
 Surrenders for benefit
  payments and fees                     (42,483)              (6,492,193)
 Other transactions                           2                     (180)
 Death benefits                              --               (1,012,197)
 Net annuity transactions                    --                     (381)
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      47,413               (8,690,681)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                             96,698               (1,098,411)
NET ASSETS:
 Beginning of year                      237,648               52,466,826
                                     ----------            -------------
 End of year                           $334,346              $51,368,415
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP              VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO                PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(218,716)         $(1,032,433)           $(795,937)               $(89,749)
 Net realized gain (loss) on
  security transactions              756,790          (11,895,637)            (782,344)                (48,737)
 Net realized gain on
  distributions                           --                   --            5,237,937                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,768,742           50,117,168            4,755,768               1,828,007
                               -------------       --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                       2,306,816           37,189,098            8,415,424               1,689,521
                               -------------       --------------       --------------            ------------
UNIT TRANSACTIONS:
 Purchases                           107,428            1,247,473              274,820                  18,368
 Net transfers                       195,285           (9,507,232)          (2,603,303)                427,668
 Surrenders for benefit
  payments and fees               (2,329,720)         (30,504,972)          (8,155,074)               (585,961)
 Other transactions                   25,795                1,905                 (237)                   (310)
 Death benefits                     (113,907)          (3,524,314)            (983,345)               (118,523)
 Net annuity transactions               (378)               8,540                 (896)                  6,971
                               -------------       --------------       --------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,115,497)         (42,278,600)         (11,468,035)               (251,787)
                               -------------       --------------       --------------            ------------
 Net increase (decrease) in
  net assets                         191,319           (5,089,502)          (3,052,611)              1,437,734
NET ASSETS:
 Beginning of year                18,007,554          266,359,398           68,616,762               6,879,588
                               -------------       --------------       --------------            ------------
 End of year                     $18,198,873         $261,269,896          $65,564,151              $8,317,322
                               =============       ==============       ==============            ============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(15,361)              $2,153                $(34,962)
 Net realized gain (loss) on
  security transactions                   91,262                   89                  43,795
 Net realized gain on
  distributions                               --                   --                 137,077
 Net unrealized appreciation
  (depreciation) of
  investments during the year            215,929                2,120                  22,252
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             291,830                4,362                 168,162
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,229                    2                   2,814
 Net transfers                         2,341,804                   (2)                (49,871)
 Surrenders for benefit
  payments and fees                     (302,002)                  --                (147,784)
 Other transactions                          (25)                  --                      --
 Death benefits                           (4,327)                  --                 (15,189)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    2,039,679                   --                (210,030)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                           2,331,509                4,362                 (41,868)
NET ASSETS:
 Beginning of year                       890,492               38,675               1,910,667
                                    ------------            ---------            ------------
 End of year                          $3,222,001              $43,037              $1,868,799
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                 INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6)                $338,986
 Net realized gain (loss) on
  security transactions                   75                  126,972
 Net realized gain on
  distributions                           --                    7,251
 Net unrealized appreciation
  (depreciation) of
  investments during the year            281                  192,317
                                     -------             ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             350                  665,526
                                     -------             ------------
UNIT TRANSACTIONS:
 Purchases                                48                       --
 Net transfers                          (147)                 107,997
 Surrenders for benefit
  payments and fees                      (24)                (963,526)
 Other transactions                       --                       (1)
 Death benefits                           --                 (115,697)
 Net annuity transactions                 --                   (8,203)
                                     -------             ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (123)                (979,430)
                                     -------             ------------
 Net increase (decrease) in
  net assets                             227                 (313,904)
NET ASSETS:
 Beginning of year                     2,139                6,444,170
                                     -------             ------------
 End of year                          $2,366               $6,130,266
                                     =======             ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $11,299                 $(2,430)                 $4,710               $126
 Net realized gain (loss) on
  security transactions                   136,821                  25,376                  (1,264)                 7
 Net realized gain on
  distributions                                --                      --                      --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year             465,840                 100,063                 265,628                191
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                              613,960                 123,009                 269,074                328
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  2,394                      --                      --                 --
 Net transfers                           (415,260)               (109,459)                (84,126)                --
 Surrenders for benefit
  payments and fees                      (701,071)                (99,358)               (184,266)               (28)
 Other transactions                           292                      (1)                      1                  1
 Death benefits                           (94,382)                   (729)                (57,774)                --
 Net annuity transactions                  (4,121)                   (539)                     --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,212,148)               (210,086)               (326,165)               (27)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                             (598,188)                (87,077)                (57,091)               301
NET ASSETS:
 Beginning of year                      5,529,443               1,187,502               1,561,871              2,453
                                    -------------            ------------            ------------            -------
 End of year                           $4,931,255              $1,100,425              $1,504,780             $2,754
                                    =============            ============            ============            =======

                                                           HARTFORD            HARTFORD
                                      HARTFORD              TOTAL               CAPITAL
                                      BALANCED           RETURN BOND         APPRECIATION
                                      HLS FUND             HLS FUND            HLS FUND
                                   SUB-ACCOUNT (2)       SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $405,363           $9,613,139            $(38,671)
 Net realized gain (loss) on
  security transactions                  (510,435)           2,689,129           2,894,246
 Net realized gain on
  distributions                                --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           2,875,750            9,014,938           2,562,427
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,770,678           21,317,206           5,418,002
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 78,634            1,308,414             273,560
 Net transfers                            844,156           18,776,470          (1,880,378)
 Surrenders for benefit
  payments and fees                    (3,288,595)         (47,718,286)         (4,134,023)
 Other transactions                           (41)              (5,000)                713
 Death benefits                          (261,329)          (5,982,405)           (581,895)
 Net annuity transactions                      --              (14,966)                 --
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,627,175)         (33,635,773)         (6,322,023)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                              143,503          (12,318,567)           (904,021)
NET ASSETS:
 Beginning of year                     27,792,117          365,488,161          35,016,638
                                    -------------       --------------       -------------
 End of year                          $27,935,620         $353,169,594         $34,112,617
                                    =============       ==============       =============

(2)  Formerly Hartford Advisers HLS Fund. Change effective June 29, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH            GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,824,973                $(4,129)
 Net realized gain (loss) on
  security transactions             (2,816,666)                54,824
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       27,938,789                104,444
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                        26,947,096                155,139
                                --------------            -----------
UNIT TRANSACTIONS:
 Purchases                             992,923                    420
 Net transfers                      (6,883,560)              (145,760)
 Surrenders for benefit
  payments and fees                (24,737,929)               (84,342)
 Other transactions                     (1,584)                   140
 Death benefits                     (2,866,012)                (3,983)
 Net annuity transactions                6,290                     --
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (33,489,872)              (233,525)
                                --------------            -----------
 Net increase (decrease) in
  net assets                        (6,542,776)               (78,386)
NET ASSETS:
 Beginning of year                 235,066,209                982,526
                                --------------            -----------
 End of year                      $228,523,433               $904,140
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                          HARTFORD                                HARTFORD
                                      HARTFORD          DISCIPLINED           HARTFORD             GROWTH
                                   GLOBAL GROWTH           EQUITY              GROWTH           OPPORTUNITIES
                                      HLS FUND            HLS FUND            HLS FUND            HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(47,481)            $(99,563)          $(150,728)          $(521,042)
 Net realized gain (loss) on
  security transactions                 (333,967)           1,031,048              14,981          (1,124,485)
 Net realized gain on
  distributions                               --                   --                  --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          1,283,881           19,144,681           1,658,489           9,282,896
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             902,433           20,076,166           1,522,742           7,637,369
                                    ------------       --------------       -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                21,044              455,595              25,756             166,803
 Net transfers                           172,570          (13,145,489)             57,584          (1,969,269)
 Surrenders for benefit
  payments and fees                     (613,345)         (18,044,203)         (1,262,060)         (4,069,130)
 Other transactions                          (22)                (236)                (10)                 12
 Death benefits                          (53,274)          (1,564,612)           (110,151)           (566,022)
 Net annuity transactions                     --               (3,884)              9,023               6,779
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (473,027)         (32,302,829)         (1,279,858)         (6,430,827)
                                    ------------       --------------       -------------       -------------
 Net increase (decrease) in
  net assets                             429,406          (12,226,663)            242,884           1,206,542
NET ASSETS:
 Beginning of year                     4,407,422          134,905,100           9,369,157          32,332,675
                                    ------------       --------------       -------------       -------------
 End of year                          $4,836,828         $122,678,437          $9,612,041         $33,539,217
                                    ============       ==============       =============       =============

                                                                              HARTFORD
                                 HARTFORD                 HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,169,491                 $52,591             $269,946
 Net realized gain (loss) on
  security transactions              497,544                (126,477)          (2,712,529)
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      1,529,968               1,151,669           13,474,644
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       5,197,003               1,077,783           11,032,061
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           167,040                  72,456              360,344
 Net transfers                     3,831,228                 759,716           (3,530,386)
 Surrenders for benefit
  payments and fees               (5,541,402)               (607,361)          (7,882,733)
 Other transactions                     (322)                    (23)                (134)
 Death benefits                     (523,112)                (97,248)          (1,061,558)
 Net annuity transactions               (799)                     --                6,283
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,067,367)                127,540          (12,108,184)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                       3,129,636               1,205,323           (1,076,123)
NET ASSETS:
 Beginning of year                41,503,447               7,570,255           64,575,173
                               -------------            ------------       --------------
 End of year                     $44,633,083              $8,775,578          $63,499,050
                               =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(37,356)                $(6,454)
 Net realized gain (loss) on
  security transactions                   210,909                 192,659
 Net realized gain on
  distributions                           579,211                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (192,972)                283,122
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              559,792                 469,327
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  2,361                  53,376
 Net transfers                           (312,788)                187,490
 Surrenders for benefit
  payments and fees                      (328,133)               (310,414)
 Other transactions                            (8)                      5
 Death benefits                           (33,597)                (26,944)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (672,165)                (96,487)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (112,373)                372,840
NET ASSETS:
 Beginning of year                      4,225,724               2,023,333
                                     ------------            ------------
 End of year                           $4,113,351              $2,396,173
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD                 HARTFORD                 HARTFORD            HARTFORD
                                MONEY MARKET             SMALL COMPANY           SMALLCAP GROWTH          STOCK
                                  HLS FUND                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT               SUB-ACCOUNT              SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(960,787)               $(298,851)               $(305,919)            $55,850
 Net realized gain (loss) on
  security transactions                     2                    4,941                  811,996            (340,400)
 Net realized gain on
  distributions                            --                    1,239                       --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --                3,033,492                2,401,034           1,871,497
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                         (960,785)               2,740,821                2,907,111           1,586,947
                               --------------            -------------            -------------       -------------
UNIT TRANSACTIONS:
 Purchases                            441,244                   90,117                  131,490              78,390
 Net transfers                     21,762,308               (1,155,503)              (1,312,609)           (763,812)
 Surrenders for benefit
  payments and fees               (26,314,483)              (2,209,237)              (2,608,061)         (1,658,361)
 Other transactions                       516                    1,160                     (136)                136
 Death benefits                    (1,062,913)                (329,823)                (261,719)            (50,734)
 Net annuity transactions             (15,796)                      --                       --                  --
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,189,124)              (3,603,286)              (4,051,035)         (2,394,381)
                               --------------            -------------            -------------       -------------
 Net increase (decrease) in
  net assets                       (6,149,909)                (862,465)              (1,143,924)           (807,434)
NET ASSETS:
 Beginning of year                 68,772,800               20,063,654               19,974,710          12,843,263
                               --------------            -------------            -------------       -------------
 End of year                      $62,622,891              $19,201,189              $18,830,786         $12,035,829
                               ==============            =============            =============       =============

                                       HARTFORD
                                   U.S. GOVERNMENT         HARTFORD            AMERICAN FUNDS
                                      SECURITIES             VALUE                  BOND
                                       HLS FUND            HLS FUND               HLS FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,639,444            $325,235                 $198
 Net realized gain (loss) on
  security transactions                   (532,837)           (342,599)                  70
 Net realized gain on
  distributions                                 --                  --                  262
 Net unrealized appreciation
  (depreciation) of
  investments during the year            1,636,967           6,880,333                  (59)
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             2,743,574           6,862,969                  471
                                    --------------       -------------            ---------
UNIT TRANSACTIONS:
 Purchases                                 623,456             252,402                  288
 Net transfers                           9,696,749          (3,515,675)               1,096
 Surrenders for benefit
  payments and fees                    (16,830,204)         (5,094,205)                (144)
 Other transactions                         (1,107)                399                   --
 Death benefits                         (2,592,701)           (774,535)                  --
 Net annuity transactions                    4,572                 298                   --
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (9,099,235)         (9,131,316)               1,240
                                    --------------       -------------            ---------
 Net increase (decrease) in
  net assets                            (6,355,661)         (2,268,347)               1,711
NET ASSETS:
 Beginning of year                     127,724,502          48,117,113               11,148
                                    --------------       -------------            ---------
 End of year                          $121,368,841         $45,848,766              $12,859
                                    ==============       =============            =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL       AMERICAN FUNDS
                                  CAPITALIZATION          GROWTH
                                     HLS FUND            HLS FUND
                                   SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $ --                  $(48)
 Net realized gain (loss) on
  security transactions                  --                   194
 Net realized gain on
  distributions                           6                    21
 Net unrealized appreciation
  (depreciation) of
  investments during the year             4                   927
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             10                 1,094
                                       ----               -------
UNIT TRANSACTIONS:
 Purchases                               --                   168
 Net transfers                           --                  (377)
 Surrenders for benefit
  payments and fees                      (2)                  (81)
 Other transactions                      --                    --
 Death benefits                          --                    --
 Net annuity transactions                --                    --
                                       ----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (2)                 (290)
                                       ----               -------
 Net increase (decrease) in
  net assets                              8                   804
NET ASSETS:
 Beginning of year                       58                 6,736
                                       ----               -------
 End of year                            $66                $7,540
                                       ====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 AMERICAN FUNDS         HUNTINGTON VA           HUNTINGTON VA
                                  INTERNATIONAL             INCOME                 DIVIDEND             HUNTINGTON VA
                                    HLS FUND             EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $31                  $33,187                 $64,620                $(15,394)
 Net realized gain (loss) on
  security transactions                   29                  (99,761)               (119,820)                (56,285)
 Net realized gain on
  distributions                           --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            742                  215,752                 347,372                 197,708
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             802                  149,178                 292,172                 126,029
                                     -------             ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               120                    2,247                  24,022                   3,612
 Net transfers                           (30)                (106,314)                 84,925                (148,086)
 Surrenders for benefit
  payments and fees                      (55)                (270,060)               (601,979)               (264,363)
 Other transactions                       --                        3                       8                       3
 Death benefits                           --                  (17,973)                (19,803)                (13,599)
 Net annuity transactions                 --                       --                      --                      --
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       35                 (392,097)               (512,827)               (422,433)
                                     -------             ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             837                 (242,919)               (220,655)               (296,404)
NET ASSETS:
 Beginning of year                     4,740                1,717,361               3,128,247               1,424,532
                                     -------             ------------            ------------            ------------
 End of year                          $5,577               $1,474,442              $2,907,592              $1,128,128
                                     =======             ============            ============            ============

                                   HUNTINGTON VA          HUNTINGTON VA          HUNTINGTON VA
                                      MID CORP               ROTATING            INTERNATIONAL
                                    AMERICA FUND           MARKETS FUND           EQUITY FUND
                                  SUB-ACCOUNT (3)          SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(40,915)                 $349                 $(5,164)
 Net realized gain (loss) on
  security transactions                 (439,705)              (20,384)                (52,241)
 Net realized gain on
  distributions                          162,641                    --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            855,608                63,818                 263,933
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             537,629                43,783                 206,528
                                    ------------            ----------            ------------
UNIT TRANSACTIONS:
 Purchases                                19,817                 3,045                  11,605
 Net transfers                          (371,680)                7,454                 (87,105)
 Surrenders for benefit
  payments and fees                     (610,423)              (99,918)               (231,757)
 Other transactions                           (3)                   --                      (2)
 Death benefits                          (14,842)               (3,957)                (46,349)
 Net annuity transactions                     --                    --                      --
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (977,131)              (93,376)               (353,608)
                                    ------------            ----------            ------------
 Net increase (decrease) in
  net assets                            (439,502)              (49,593)               (147,080)
NET ASSETS:
 Beginning of year                     3,603,932               814,562               1,853,756
                                    ------------            ----------            ------------
 End of year                          $3,164,430              $764,969              $1,706,676
                                    ============            ==========            ============

(3) Effective April 27, 2012 Huntington VA New Economy Fund merged with Huntington VA Mid Corp America.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                           HUNTINGTON VA
                                    HUNTINGTON VA             MORTGAGE
                                   MACRO 100 FUND         SECURITIES FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,925)                $10,536
 Net realized gain (loss) on
  security transactions                  (45,629)                 25,499
 Net realized gain on
  distributions                               --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            120,558                 (12,501)
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              68,004                  23,534
                                     -----------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,459                   5,887
 Net transfers                           (27,796)                 29,571
 Surrenders for benefit
  payments and fees                     (155,542)               (156,316)
 Other transactions                           (5)                     --
 Death benefits                           (8,248)                (37,703)
 Net annuity transactions                     --                      --
                                     -----------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (190,132)               (158,561)
                                     -----------            ------------
 Net increase (decrease) in
  net assets                            (122,128)               (135,027)
NET ASSETS:
 Beginning of year                       798,307               1,218,939
                                     -----------            ------------
 End of year                            $676,179              $1,083,912
                                     ===========            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             LORD ABBETT
                                                      LORD ABBETT            CALIBRATED             LORD ABBETT
                                  HUNTINGTON VA       FUNDAMENTAL             DIVIDEND            BOND-DEBENTURE
                                    SITUS FUND        EQUITY FUND            GROWTH FUND               FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT (4)          SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(53,408)          $(92,950)               $63,648             $1,919,897
 Net realized gain (loss) on
  security transactions                 154,701            175,711                (39,576)               610,943
 Net realized gain on
  distributions                              --            140,314                     --                596,753
 Net unrealized appreciation
  (depreciation) of
  investments during the year           572,750            601,261                522,569              1,815,776
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            674,043            824,336                546,641              4,943,369
                                   ------------      -------------          -------------          -------------
UNIT TRANSACTIONS:
 Purchases                               24,667             36,364                  2,148                145,310
 Net transfers                         (189,856)          (235,729)              (413,180)             4,666,568
 Surrenders for benefit
  payments and fees                    (660,652)        (1,112,262)              (589,568)            (7,978,216)
 Other transactions                         (13)              (225)                   165                   (741)
 Death benefits                         (43,177)          (229,691)              (108,726)              (725,633)
 Net annuity transactions                    --                 --                     --                     --
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (869,031)        (1,541,543)            (1,109,161)            (3,892,712)
                                   ------------      -------------          -------------          -------------
 Net increase (decrease) in
  net assets                           (194,988)          (717,207)              (562,520)             1,050,657
NET ASSETS:
 Beginning of year                    3,615,217          9,681,032              5,470,318             46,957,622
                                   ------------      -------------          -------------          -------------
 End of year                         $3,420,229         $8,963,825             $4,907,798            $48,008,279
                                   ============      =============          =============          =============


                                LORD ABBETT            LORD ABBETT
                                 GROWTH AND              CLASSIC            MFS(R) CORE
                                INCOME FUND             STOCK FUND          EQUITY FUND
                                SUB-ACCOUNT            SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(437,760)             $(26,801)            $(1,861)
 Net realized gain (loss) on
  security transactions            (3,035,750)               79,944                 992
 Net realized gain on
  distributions                            --                    --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year      12,650,163               645,876              32,409
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  operations                        9,176,653               699,019              31,540
                               --------------          ------------          ----------
UNIT TRANSACTIONS:
 Purchases                            468,642                27,593                  --
 Net transfers                     (3,602,523)              (89,123)             51,520
 Surrenders for benefit
  payments and fees                (8,436,731)             (641,443)            (18,502)
 Other transactions                      (133)                 (122)                 --
 Death benefits                    (1,026,550)              (60,596)             (3,004)
 Net annuity transactions              (2,810)                 (295)                 --
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (12,600,105)             (763,986)             30,014
                               --------------          ------------          ----------
 Net increase (decrease) in
  net assets                       (3,423,452)              (64,967)             61,554
NET ASSETS:
 Beginning of year                 90,901,086             5,473,113             223,290
                               --------------          ------------          ----------
 End of year                      $87,477,634            $5,408,146            $284,844
                               ==============          ============          ==========

(4) Formerly Lord Abbett Capital Structure Fund. Change effective September 27, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                        MFS(R) INVESTORS
                                       MFS(R)                GROWTH
                                    GROWTH FUND            STOCK FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(6,828)              $(3,453)
 Net realized gain (loss) on
  security transactions                  (1,693)                1,528
 Net realized gain on
  distributions                              --                15,614
 Net unrealized appreciation
  (depreciation) of
  investments during the year            68,933                30,933
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             60,412                44,622
                                     ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                  264                    --
 Net transfers                            1,082                11,727
 Surrenders for benefit
  payments and fees                     (62,811)               (8,712)
 Other transactions                           1                    --
 Death benefits                            (567)                   --
 Net annuity transactions                    --                    --
                                     ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (62,031)                3,015
                                     ----------            ----------
 Net increase (decrease) in
  net assets                             (1,619)               47,637
NET ASSETS:
 Beginning of year                      393,013               289,529
                                     ----------            ----------
 End of year                           $391,394              $337,166
                                     ==========            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   INVESCO
                                                                                               VAN KAMPEN V.I.
                                 MFS(R) INVESTORS    MFS(R) TOTAL             MFS(R)              EQUITY AND
                                    TRUST FUND        RETURN FUND           VALUE FUND           INCOME FUND
                                   SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(6,447)            $48,611                $31                 $11,376
 Net realized gain (loss) on
  security transactions                 20,949              51,745                165                     831
 Net realized gain on
  distributions                             --                  --                 55                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           90,145             399,109                735                 372,549
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           104,647             499,465                986                 384,756
                                    ----------       -------------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                  --                  --                168                      --
 Net transfers                         (13,797)            (72,170)              (611)                (67,351)
 Surrenders for benefit
  payments and fees                    (54,507)           (953,344)               (80)               (569,663)
 Other transactions                          1                 739                 --                      (3)
 Death benefits                        (18,342)           (168,470)                --                 (58,055)
 Net annuity transactions                   --             (22,089)                --                 (64,114)
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (86,645)         (1,215,334)              (523)               (759,186)
                                    ----------       -------------            -------            ------------
 Net increase (decrease) in
  net assets                            18,002            (715,869)               463                (374,430)
NET ASSETS:
 Beginning of year                     643,731           5,823,005              6,937               3,754,955
                                    ----------       -------------            -------            ------------
 End of year                          $661,733          $5,107,136             $7,400              $3,380,525
                                    ==========       =============            =======            ============


                                   UIF CORE PLUS           UIF EMERGING           UIF EMERGING
                                    FIXED INCOME           MARKETS DEBT          MARKETS EQUITY
                                     PORTFOLIO              PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $150,056                $7,305                $(348,895)
 Net realized gain (loss) on
  security transactions                  (51,168)               15,473               (1,944,968)
 Net realized gain on
  distributions                               --                    --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            295,706                72,976                5,998,002
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             394,594                95,754                3,704,139
                                    ------------            ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                14,988                 1,288                  144,855
 Net transfers                           105,676                35,391                 (430,554)
 Surrenders for benefit
  payments and fees                     (739,137)              (85,239)              (2,938,259)
 Other transactions                            1                    (1)                    (695)
 Death benefits                          (13,695)               (3,335)                (438,881)
 Net annuity transactions                     --                    --                  (43,129)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (632,167)              (51,896)              (3,706,663)
                                    ------------            ----------            -------------
 Net increase (decrease) in
  net assets                            (237,573)               43,858                   (2,524)
NET ASSETS:
 Beginning of year                     5,383,928               609,925               22,392,079
                                    ------------            ----------            -------------
 End of year                          $5,146,355              $653,783              $22,389,555
                                    ============            ==========            =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                            INVESCO
                                 UIF MID CAP            VAN KAMPEN V.I.
                                   GROWTH                  AMERICAN
                                  PORTFOLIO               VALUE FUND
                                 SUB-ACCOUNT            SUB-ACCOUNT (5)
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $(158,773)                $(99,596)
 Net realized gain (loss) on
  security transactions              (422,173)                (505,595)
 Net realized gain on
  distributions                     1,283,189                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          42,050                2,242,725
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                          744,293                1,637,534
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                             36,424                   43,077
 Net transfers                     (1,536,046)                 283,369
 Surrenders for benefit
  payments and fees                (1,003,446)              (1,258,540)
 Other transactions                        (6)                    (502)
 Death benefits                      (133,927)                (165,405)
 Net annuity transactions                  --                   (3,783)
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (2,637,001)              (1,101,784)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (1,892,708)                 535,750
NET ASSETS:
 Beginning of year                 11,141,959               10,834,337
                                -------------            -------------
 End of year                       $9,249,251              $11,370,087
                                =============            =============

(5) Formerly Invesco Van Kampen V.I. Mid Cap Value Fund. Change effective July 15, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           MORGAN STANLEY          MORGAN STANLEY
                                   MORGAN STANLEY            MULTI CAP                MID CAP              MORGAN STANLEY
                                    FOCUS GROWTH               GROWTH                  GROWTH             FLEXIBLE INCOME
                                     PORTFOLIO               PORTFOLIO               PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(97,051)               $(26,724)               $(32,315)                $80,610
 Net realized gain (loss) on             402,379                  55,810                 172,438                (132,103)
  security transactions
 Net realized gain on                    224,185                 119,315                 166,891                      --
  distributions
 Net unrealized appreciation             267,278                  13,482                (159,048)                227,682
  (depreciation) of
  investments during the year
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in              796,791                 161,883                 147,966                 176,189
  net assets resulting from
  operations
                                    ------------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                   200                      --                     960                      --
 Net transfers                          (137,403)                 (2,111)                 16,150                   9,312
 Surrenders for benefit                 (557,165)               (125,077)               (179,735)               (225,936)
  payments and fees
 Other transactions                       (1,296)                     58                     144                     (12)
 Death benefits                         (229,493)                (21,297)                (62,050)                (61,976)
 Net annuity transactions                (43,568)                (10,837)                (15,049)                   (886)
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in             (968,725)               (159,264)               (239,580)               (279,498)
  net assets resulting from
  unit transactions
                                    ------------            ------------            ------------            ------------
 Net increase (decrease) in             (171,934)                  2,619                 (91,614)               (103,309)
  net assets
NET ASSETS:
 Beginning of year                     6,511,102               1,700,079               2,180,534               1,709,293
                                    ------------            ------------            ------------            ------------
 End of year                          $6,339,168              $1,702,698              $2,088,920              $1,605,984
                                    ============            ============            ============            ============

                                                                                    MORGAN STANLEY
                                   MORGAN STANLEY          MORGAN STANLEY               GLOBAL
                                       GROWTH               MONEY MARKET            INFRASTRUCTURE
                                     PORTFOLIO                PORTFOLIO               PORTFOLIO
                                    SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,603)               $(100,970)                $17,507
 Net realized gain (loss) on             191,571                       --                 219,501
  security transactions
 Net realized gain on                     61,992                       --                 236,496
  distributions
 Net unrealized appreciation             (64,754)                      --                 (87,407)
  (depreciation) of
  investments during the year
                                    ------------            -------------            ------------
 Net increase (decrease) in              167,206                 (100,970)                386,097
  net assets resulting from
  operations
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                    --                       --                      --
 Net transfers                          (142,882)                 492,211                  19,711
 Surrenders for benefit                 (175,170)              (1,214,221)               (375,167)
  payments and fees
 Other transactions                           13                        4                     858
 Death benefits                          (55,662)                 (35,925)                (53,116)
 Net annuity transactions                 (1,485)                 (24,454)                (24,178)
                                    ------------            -------------            ------------
 Net increase (decrease) in             (375,186)                (782,385)               (431,892)
  net assets resulting from
  unit transactions
                                    ------------            -------------            ------------
 Net increase (decrease) in             (207,980)                (883,355)                (45,795)
  net assets
NET ASSETS:
 Beginning of year                     1,423,618                6,808,088               2,582,134
                                    ------------            -------------            ------------
 End of year                          $1,215,638               $5,924,733              $2,536,339
                                    ============            =============            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                              INVESCO V.I.          UIF SMALL
                                            EQUALLY-WEIGHTED      COMPANY GROWTH
                                              S&P 500 FUND          PORTFOLIO
                                            SUB-ACCOUNT (6)        SUB-ACCOUNT
---------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                     $(3,570)            $(5,609)
 Net realized gain (loss) on security
  transactions                                    312,314               4,998
 Net realized gain on distributions               968,423               4,830
 Net unrealized appreciation
  (depreciation) of investments during
  the year                                       (239,049)             25,885
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from operations                     1,038,118              30,104
                                               ----------            --------
UNIT TRANSACTIONS:
 Purchases                                          2,250                  --
 Net transfers                                   (177,477)             23,695
 Surrenders for benefit payments and
  fees                                           (887,868)            (24,399)
 Other transactions                                   (16)                 --
 Death benefits                                  (172,066)                 --
 Net annuity transactions                         (69,676)                 --
                                               ----------            --------
 Net increase (decrease) in net assets
  resulting from unit transactions             (1,304,853)               (704)
                                               ----------            --------
 Net increase (decrease) in net assets           (266,735)             29,400
NET ASSETS:
 Beginning of year                              7,452,258             235,982
                                               ----------            --------
 End of year                                   $7,185,523            $265,382
                                               ==========            ========

(6) Formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund. Change effective April 30, 2012.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                                   OPPENHEIMER
                                     UIF GLOBAL        WILMINGTON MANAGED        OPPENHEIMER         CAPITAL
                                     FRANCHISE         ALLOCATION FUND --      SMALL-& MID-CAP     APPRECIATION
                                     PORTFOLIO         MODERATE GROWTH II       GROWTH FUND/VA       FUND/VA
                                    SUB-ACCOUNT        SUB-ACCOUNT (7)(8)        SUB-ACCOUNT       SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $1,142               $(11,102)              $(75,079)        $(435,962)
 Net realized gain (loss) on
  security transactions                 31,401               (425,689)               167,926           776,695
 Net realized gain on
  distributions                         15,163                     --                     --                --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       14,593                466,086                647,996         4,373,704
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            62,299                 29,295                740,843         4,714,437
                                      --------             ----------             ----------       -----------
UNIT TRANSACTIONS:
 Purchases                                  --                  1,000                 11,200           131,566
 Net transfers                         (57,160)            (2,266,524)              (692,806)       (1,982,544)
 Surrenders for benefit
  payments and fees                    (31,371)              (122,235)              (728,419)       (4,821,829)
 Other transactions                          1                     15                   (118)               (6)
 Death benefits                             --                (85,922)               (17,474)         (488,678)
 Net annuity transactions                   --                     --                     --            10,915
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (88,530)            (2,473,666)            (1,427,617)       (7,150,576)
                                      --------             ----------             ----------       -----------
 Net increase (decrease) in net
  assets                               (26,231)            (2,444,371)              (686,774)       (2,436,139)
NET ASSETS:
 Beginning of year                     460,262              2,444,371              5,227,964        39,735,535
                                      --------             ----------             ----------       -----------
 End of year                          $434,031                   $ --             $4,541,190       $37,299,396
                                      ========             ==========             ==========       ===========

                                                                                    OPPENHEIMER
                                      OPPENHEIMER            OPPENHEIMER            MAIN STREET
                                   GLOBAL SECURITIES         MAIN STREET         SMALL- & MID-CAP
                                        FUND/VA               FUND(R)/VA              FUND/VA
                                      SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT
-------------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $711,804              $(75,562)             $(601,142)
 Net realized gain (loss) on
  security transactions                 (3,859,478)               26,879                655,593
 Net realized gain on
  distributions                                 --                    --                     --
 Net unrealized appreciation
  (depreciation) of investments
  during the year                       27,441,020             1,100,490              7,533,500
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets resulting from
  operations                            24,293,346             1,051,807              7,587,951
                                      ------------            ----------            -----------
UNIT TRANSACTIONS:
 Purchases                                 631,516                35,041                190,221
 Net transfers                          (7,843,751)              (67,247)            (3,622,699)
 Surrenders for benefit
  payments and fees                    (12,631,552)             (958,708)            (5,972,286)
 Other transactions                          4,799                  (103)                  (161)
 Death benefits                         (1,797,886)             (178,922)              (715,835)
 Net annuity transactions                    4,381                    --                 10,037
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets resulting from unit
  transactions                         (21,632,493)           (1,169,939)           (10,110,723)
                                      ------------            ----------            -----------
 Net increase (decrease) in net
  assets                                 2,660,853              (118,132)            (2,522,772)
NET ASSETS:
 Beginning of year                     136,665,343             7,332,939             52,056,918
                                      ------------            ----------            -----------
 End of year                          $139,326,196            $7,214,807            $49,534,146
                                      ============            ==========            ===========

(7) Formerly MTB Managed Allocation Fund -- Moderate Growth II. Change effective March 9, 2012.

(8) Effective September 28, 2012 Wilmington Managed Allocation Fund -- Moderate Growth II was liquidated.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                  PUTNAM VT                PUTNAM VT
                                 DIVERSIFIED             GLOBAL ASSET
                                 INCOME FUND            ALLOCATION FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $1,844,122                 $(56,414)
 Net realized gain (loss) on
  security transactions            (1,276,636)                  35,845
 Net realized gain on
  distributions                            --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       3,581,600                  940,941
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        4,149,086                  920,372
                                -------------            -------------
UNIT TRANSACTIONS:
 Purchases                            119,374                    6,150
 Net transfers                        507,518                 (101,187)
 Surrenders for benefit
  payments and fees                (5,270,942)                (835,155)
 Other transactions                      (183)                     (13)
 Death benefits                      (829,795)                 (72,896)
 Net annuity transactions               4,025                       --
                                -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (5,470,003)              (1,003,101)
                                -------------            -------------
 Net increase (decrease) in
  net assets                       (1,320,917)                 (82,729)
NET ASSETS:
 Beginning of year                 43,968,750                7,751,023
                                -------------            -------------
 End of year                      $42,647,833               $7,668,294
                                =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                    PUTNAM VT             PUTNAM VT         PUTNAM VT
                                    GROWTH AND          INTERNATIONAL     INTERNATIONAL           PUTNAM VT
                                   INCOME FUND           VALUE FUND        EQUITY FUND          INVESTORS FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $11,342              $11,261           $320,617              $(28,117)
 Net realized gain (loss) on
  security transactions                (510,609)             (58,451)        (6,347,851)             (218,905)
 Net realized gain on
  distributions                              --                   --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         1,186,960              186,932         13,873,840             4,000,860
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            687,693              139,742          7,846,606             3,753,838
                                   ------------          -----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                                8,158                7,938            162,021                87,817
 Net transfers                          (20,889)              97,163         (1,645,659)           (2,470,186)
 Surrenders for benefit
  payments and fees                    (496,141)            (129,373)        (5,379,120)           (2,795,195)
 Other transactions                         126                  617               (304)                  338
 Death benefits                          (7,699)                  --           (473,468)             (321,764)
 Net annuity transactions                11,648                   --               (975)                   --
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (504,797)             (23,655)        (7,337,505)           (5,498,990)
                                   ------------          -----------      -------------          ------------
 Net increase (decrease) in
  net assets                            182,896              116,087            509,101            (1,745,152)
NET ASSETS:
 Beginning of year                    4,159,485              809,485         41,027,803            26,311,391
                                   ------------          -----------      -------------          ------------
 End of year                         $4,342,381             $925,572        $41,536,904           $24,566,239
                                   ============          ===========      =============          ============

                                    PUTNAM VT         PUTNAM VT             PUTNAM VT
                                    MULTI-CAP         SMALL CAP           GEORGE PUTNAM
                                   GROWTH FUND       VALUE FUND           BALANCED FUND
                                   SUB-ACCOUNT       SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)         $(11,784)         $(350,374)              $17,682
 Net realized gain (loss) on
  security transactions                 39,395         (4,974,654)             (502,545)
 Net realized gain on
  distributions                             --                 --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           98,059         10,206,226               920,787
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           125,670          4,881,198               435,924
                                   -----------      -------------          ------------
UNIT TRANSACTIONS:
 Purchases                               4,387            119,014                 2,384
 Net transfers                          66,960         (2,369,436)             (241,886)
 Surrenders for benefit
  payments and fees                   (100,968)        (4,046,827)             (477,880)
 Other transactions                        260               (208)                   --
 Death benefits                        (15,415)          (296,868)               (1,966)
 Net annuity transactions                   --               (830)                   --
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (44,776)        (6,595,155)             (719,348)
                                   -----------      -------------          ------------
 Net increase (decrease) in
  net assets                            80,894         (1,713,957)             (283,424)
NET ASSETS:
 Beginning of year                     815,061         34,025,474             4,200,709
                                   -----------      -------------          ------------
 End of year                          $895,955        $32,311,517            $3,917,285
                                   ===========      =============          ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                                              PUTNAM VT               PIONEER
                                      PUTNAM VT                 EQUITY                FUND VCT
                                     VOYAGER FUND            INCOME FUND             PORTFOLIO
                                     SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(45,325)                $51,704               $(1,397)
 Net realized gain (loss) on
  security transactions                   282,914                 648,166                     7
 Net realized gain on
  distributions                                --                      --                 6,017
 Net unrealized appreciation
  (depreciation) of
  investments during the year             186,872                 421,725                10,063
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              424,461               1,121,595                14,690
                                     ------------            ------------            ----------
UNIT TRANSACTIONS:
 Purchases                                  2,376                  37,470                    --
 Net transfers                           (358,954)                 36,503               (13,754)
 Surrenders for benefit
  payments and fees                      (388,680)               (858,098)              (16,578)
 Other transactions                           533                     (22)                   --
 Death benefits                           (45,598)                (62,403)               (5,521)
 Net annuity transactions                    (875)                     --                    --
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (791,198)               (846,550)              (35,853)
                                     ------------            ------------            ----------
 Net increase (decrease) in
  net assets                             (366,737)                275,045               (21,163)
NET ASSETS:
 Beginning of year                      3,796,836               6,712,687               196,659
                                     ------------            ------------            ----------
 End of year                           $3,430,099              $6,987,732              $175,496
                                     ============            ============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                          INVESCO               INVESCO
                                   VAN KAMPEN V.I.              INVESCO             VAN KAMPEN V.I.       VAN KAMPEN V.I.
                                     GROWTH AND             VAN KAMPEN V.I.             AMERICAN              MID CAP
                                     INCOME FUND             COMSTOCK FUND           FRANCHISE FUND         GROWTH FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (9)         SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(60,738)                 $(47,392)              $(3,621)              $(3,907)
 Net realized gain (loss) on
  security transactions                  (291,350)                 (903,247)               17,575               (11,176)
 Net realized gain on
  distributions                                --                        --                    --                11,037
 Net unrealized appreciation
  (depreciation) of
  investments during the year           4,038,983                 8,169,145                 3,910                19,808
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                            3,686,895                 7,218,506                17,864                15,762
                                    -------------            --------------            ----------            ----------
UNIT TRANSACTIONS:
 Purchases                                 65,673                   206,939                    --                    --
 Net transfers                           (727,472)               (2,891,421)                   66                50,632
 Surrenders for benefit
  payments and fees                    (3,489,227)               (7,129,498)              (26,866)              (46,202)
 Other transactions                           (46)                    7,176                     1                    --
 Death benefits                          (300,663)                 (548,363)                   --                    --
 Net annuity transactions                    (746)                     (495)                   --                    --
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (4,452,481)              (10,355,662)              (26,799)                4,430
                                    -------------            --------------            ----------            ----------
 Net increase (decrease) in
  net assets                             (765,586)               (3,137,156)               (8,935)               20,192
NET ASSETS:
 Beginning of year                     30,611,144                46,111,750               172,263               174,494
                                    -------------            --------------            ----------            ----------
 End of year                          $29,845,558               $42,974,594              $163,328              $194,686
                                    =============            ==============            ==========            ==========

                                   WELLS FARGO         WELLS FARGO          WELLS FARGO
                                  ADVANTAGE VT        ADVANTAGE VT          ADVANTAGE VT
                                  TOTAL RETURN          INTRINSIC          INTERNATIONAL
                                    BOND FUND          VALUE FUND           EQUITY FUND
                                   SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  --------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $46               $(12)                 $1,552
 Net realized gain (loss) on
  security transactions                    14                 51                 (20,333)
 Net realized gain on
  distributions                           892                 --                 107,671
 Net unrealized appreciation
  (depreciation) of
  investments during the year           1,246                585                  81,293
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            2,198                624                 170,183
                                    ---------            -------            ------------
UNIT TRANSACTIONS:
 Purchases                                 --                 --                   2,448
 Net transfers                             --               (159)                 82,767
 Surrenders for benefit
  payments and fees                        (1)                --                (230,530)
 Other transactions                         3                 --                       8
 Death benefits                            --                 --                 (18,396)
 Net annuity transactions                  --                 --                      --
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                         2               (159)               (163,703)
                                    ---------            -------            ------------
 Net increase (decrease) in
  net assets                            2,200                465                   6,480
NET ASSETS:
 Beginning of year                     47,016              3,598               1,517,493
                                    ---------            -------            ------------
 End of year                          $49,216             $4,063              $1,523,973
                                    =========            =======            ============

(9) Formerly Invesco Van Kampen V.I. Capital Growth Fund. Change effective April 30, 2012.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2012

-------------------------------------------------------------------------------

                                     WELLS FARGO              WELLS FARGO
                                     ADVANTAGE VT            ADVANTAGE VT            WELLS FARGO
                                      SMALL CAP                SMALL CAP             ADVANTAGE VT
                                     GROWTH FUND              VALUE FUND           OPPORTUNITY FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT            SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(41,717)                $(31,533)              $(2,585)
 Net realized gain (loss) on
  security transactions                   168,856                  348,352                 5,407
 Net realized gain on
  distributions                           119,792                       --                   101
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (73,330)                 493,434                33,861
                                     ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                              173,601                  810,253                36,784
                                     ------------            -------------            ----------
UNIT TRANSACTIONS:
 Purchases                                 12,303                   23,934                 3,274
 Net transfers                           (213,284)                (653,441)              (16,744)
 Surrenders for benefit
  payments and fees                      (338,391)                (852,857)               (8,533)
 Other transactions                            (2)                      10                    --
 Death benefits                          (100,979)                (155,493)               (9,829)
 Net annuity transactions                      --                       --                    --
                                     ------------            -------------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (640,353)              (1,637,847)              (31,832)
                                     ------------            -------------            ----------
 Net increase (decrease) in
  net assets                             (466,752)                (827,594)                4,952
NET ASSETS:
 Beginning of year                      2,753,528                7,026,045               273,811
                                     ------------            -------------            ----------
 End of year                           $2,286,776               $6,198,451              $278,763
                                     ============            =============            ==========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                      [This page intentionally left blank]

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  ALLIANCEBERNSTEIN VPS     ALLIANCEBERNSTEIN VPS
                                     BALANCED WEALTH            INTERNATIONAL
                                   STRATEGY PORTFOLIO          VALUE PORTFOLIO
                                       SUB-ACCOUNT               SUB-ACCOUNT
-----------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)              $340,684                 $2,186,794
 Net realized gain (loss) on
  security transactions                    (552,232)                (2,877,052)
 Net realized gain on
  distributions                                  --                         --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (1,584,869)               (18,639,379)
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (1,796,417)               (19,329,637)
                                      -------------             --------------
UNIT TRANSACTIONS:
 Purchases                                  116,549                    466,251
 Net transfers                              280,760                  8,006,098
 Surrenders for benefit
  payments and fees                      (4,758,720)                (8,179,745)
 Other transactions                             (56)                    (1,141)
 Death benefits                            (229,170)                (1,334,128)
 Net annuity transactions                      (344)                     1,018
                                      -------------             --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (4,590,981)                (1,041,647)
                                      -------------             --------------
 Net increase (decrease) in
  net assets                             (6,387,398)               (20,371,284)
NET ASSETS:
 Beginning of year                       43,926,655                 97,750,731
                                      -------------             --------------
 End of year                            $37,539,257                $77,379,447
                                      =============             ==============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               ALLIANCEBERNSTEIN VPS                         ALLIANCEBERNSTEIN VPS     INVESCO V.I.
                                   SMALL/MID CAP      ALLIANCEBERNSTEIN VPS      INTERNATIONAL          GOVERNMENT
                                  VALUE PORTFOLIO        VALUE PORTFOLIO       GROWTH PORTFOLIO       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT            SUB-ACCOUNT       SUB-ACCOUNT (A)(B)
-----------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(203,556)             $(147,118)               $76,276               $5,686
 Net realized gain (loss) on
  security transactions                  187,984             (1,952,591)               (31,963)              (4,027)
 Net realized gain on
  distributions                               --                     --                     --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year         (1,728,114)              (132,077)            (1,048,848)              17,380
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (1,743,686)            (2,231,786)            (1,004,535)              19,039
                                   -------------          -------------          -------------          -----------
UNIT TRANSACTIONS:
 Purchases                                59,422                257,213                 28,179                  500
 Net transfers                          (501,764)              (306,552)               404,034               15,542
 Surrenders for benefit
  payments and fees                   (1,049,873)            (4,190,335)              (592,609)            (196,468)
 Other transactions                         (500)                  (174)                     6                   --
 Death benefits                         (140,507)              (789,325)               (67,779)                  --
 Net annuity transactions                     --                    547                     --                   --
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (1,633,222)            (5,028,626)              (228,169)            (180,426)
                                   -------------          -------------          -------------          -----------
 Net increase (decrease) in
  net assets                          (3,376,908)            (7,260,412)            (1,232,704)            (161,387)
NET ASSETS:
 Beginning of year                    17,784,590             51,197,300              5,891,843              470,278
                                   -------------          -------------          -------------          -----------
 End of year                         $14,407,682            $43,936,888             $4,659,139             $308,891
                                   =============          =============          =============          ===========

                                   INVESCO V.I.         INVESCO V.I.          INVESCO V.I.
                                       HIGH             INTERNATIONAL           DIVIDEND
                                    YIELD FUND           GROWTH FUND           GROWTH FUND
                                SUB-ACCOUNT (C)(D)       SUB-ACCOUNT       SUB-ACCOUNT (C)(E)
-----------------------------  -----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $75,262                 $6                  $73,490
 Net realized gain (loss) on
  security transactions                (325,643)                 8                1,777,497
 Net realized gain on
  distributions                              --                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           252,473               (302)              (1,961,453)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              2,092               (288)                (110,466)
                                    -----------            -------            -------------
UNIT TRANSACTIONS:
 Purchases                                3,216                 96                   13,795
 Net transfers                           82,613                173                  (84,822)
 Surrenders for benefit
  payments and fees                    (163,313)               (48)              (1,113,060)
 Other transactions                         (31)                 1                    1,614
 Death benefits                          (6,985)                --                 (243,628)
 Net annuity transactions                    --                 --                 (135,911)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (84,500)               222               (1,562,012)
                                    -----------            -------            -------------
 Net increase (decrease) in
  net assets                            (82,408)               (66)              (1,672,478)
NET ASSETS:
 Beginning of year                      752,394              3,889                9,060,918
                                    -----------            -------            -------------
 End of year                           $669,986             $3,823               $7,388,440
                                    ===========            =======            =============

(a)  Funded as of February 15, 2011.

(b) Effective April 29, 2011 Invesco Van Kampen V.I. Government Fund merged with Invesco V.I. Government Securities Fund.

(c)  Funded as of April 29, 2011.

(d) Effective April 29, 2011 Invesco Van Kampen V.I. High Yield Fund merged with Invesco V.I. High Yield Fund.

(e) Effective April 29, 2011 Invesco V.I. Select Dimensions Dividend Growth Fund merged with Invesco V.I. Dividend Growth Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    AMERICAN FUNDS
                                        GLOBAL               AMERICAN FUNDS
                                      GROWTH FUND              GROWTH FUND
                                      SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(19,187)               $(217,077)
 Net realized gain (loss) on
  security transactions                    126,534                  750,305
 Net realized gain on
  distributions                                 --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (450,965)              (1,451,851)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              (343,618)                (918,623)
                                     -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                      --                   32,400
 Net transfers                              14,297                 (820,985)
 Surrenders for benefit
  payments and fees                       (653,295)              (2,743,288)
 Other transactions                             --                      206
 Death benefits                            (18,302)                 (50,828)
 Net annuity transactions                       --                   (1,819)
                                     -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (657,300)              (3,584,314)
                                     -------------            -------------
 Net increase (decrease) in
  net assets                            (1,000,918)              (4,502,937)
NET ASSETS:
 Beginning of year                       3,627,408               18,977,658
                                     -------------            -------------
 End of year                            $2,626,490              $14,474,721
                                     =============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                     AMERICAN FUNDS             STERLING
                                   AMERICAN FUNDS           AMERICAN FUNDS            GLOBAL SMALL          CAPITAL STRATEGIC
                                 GROWTH-INCOME FUND       INTERNATIONAL FUND      CAPITALIZATION FUND     ALLOCATION EQUITY VIF
                                     SUB-ACCOUNT              SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT (F)
--------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(52,257)                 $(9,981)                $(8,877)                $(4,565)
 Net realized gain (loss) on
  security transactions                   369,235                  410,038                 220,737                 (24,717)
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (731,195)              (1,451,471)               (603,895)                (29,684)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (414,217)              (1,051,414)               (392,035)                (58,966)
                                    -------------            -------------            ------------             -----------
UNIT TRANSACTIONS:
 Purchases                                  3,240                   18,002                      --                      --
 Net transfers                           (504,771)                (447,413)                (81,671)                (80,412)
 Surrenders for benefit
  payments and fees                    (2,146,508)              (1,282,954)               (494,527)                (42,039)
 Other transactions                            56                     (404)                   (336)                      3
 Death benefits                          (108,743)                 (57,407)                    (95)                     --
 Net annuity transactions                  (3,968)                  72,582                  (3,817)                     --
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,760,694)              (1,697,594)               (580,446)               (122,448)
                                    -------------            -------------            ------------             -----------
 Net increase (decrease) in
  net assets                           (3,174,911)              (2,749,008)               (972,481)               (181,414)
NET ASSETS:
 Beginning of year                     14,045,200                8,088,398               2,291,310                 806,332
                                    -------------            -------------            ------------             -----------
 End of year                          $10,870,289               $5,339,390              $1,318,829                $624,918
                                    =============            =============            ============             ===========

                                      STERLING                STERLING                 STERLING
                                   CAPITAL SELECT          CAPITAL SPECIAL          CAPITAL TOTAL
                                     EQUITY VIF           OPPORTUNITIES VIF        RETURN BOND VIF
                                  SUB-ACCOUNT (G)          SUB-ACCOUNT (H)         SUB-ACCOUNT (I)
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(6,900)               $(177,224)               $150,539
 Net realized gain (loss) on
  security transactions                 (214,287)                 191,463                  78,039
 Net realized gain on
  distributions                               --                  454,403                 236,533
 Net unrealized appreciation
  (depreciation) of
  investments during the year             97,073               (1,092,155)               (161,110)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (124,114)                (623,513)                304,001
                                    ------------            -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 4,782                   95,337                  19,997
 Net transfers                           (29,411)                (592,354)               (162,656)
 Surrenders for benefit
  payments and fees                     (199,264)                (899,587)               (619,450)
 Other transactions                            6                        3                     710
 Death benefits                          (21,604)                (107,910)                (68,386)
 Net annuity transactions                     --                       --                  47,998
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (245,491)              (1,504,511)               (781,787)
                                    ------------            -------------            ------------
 Net increase (decrease) in
  net assets                            (369,605)              (2,128,024)               (477,786)
NET ASSETS:
 Beginning of year                     2,514,124               13,131,758               7,240,118
                                    ------------            -------------            ------------
 End of year                          $2,144,519              $11,003,734              $6,762,332
                                    ============            =============            ============

(f)  Formerly BB&T Capital Manager Equity VIF. Change effective February 1,
     2011.

(g)  Formerly BB&T Select Equity VIF. Change effective February 1, 2011.

(h) Formerly BB&T Special Opportunities Equity VIF. Change effective February 1, 2011.

(i)  Formerly BB&T Total Return Bond VIF. Change effective February 1, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    WELLS FARGO
                                    ADVANTAGE VT           FIDELITY VIP
                                       OMEGA               EQUITY-INCOME
                                    GROWTH FUND              PORTFOLIO
                                    SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(4,762)                $419,502
 Net realized gain (loss) on
  security transactions                   4,162               (2,000,714)
 Net realized gain on
  distributions                           2,323                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (23,115)               1,304,742
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (21,392)                (276,470)
                                     ----------            -------------
UNIT TRANSACTIONS:
 Purchases                                   --                  223,379
 Net transfers                          (25,583)                (929,663)
 Surrenders for benefit
  payments and fees                     (43,950)              (4,536,868)
 Other transactions                           2                      (87)
 Death benefits                              --                 (715,074)
 Net annuity transactions                    --                      329
                                     ----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (69,531)              (5,957,984)
                                     ----------            -------------
 Net increase (decrease) in
  net assets                            (90,923)              (6,234,454)
NET ASSETS:
 Beginning of year                      328,571               58,701,280
                                     ----------            -------------
 End of year                           $237,648              $52,466,826
                                     ==========            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                               FIDELITY VIP         FIDELITY VIP         FIDELITY VIP             FIDELITY VIP
                                  GROWTH           CONTRAFUND(R)           MID CAP              VALUE STRATEGIES
                                 PORTFOLIO           PORTFOLIO            PORTFOLIO                 PORTFOLIO
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT               SUB-ACCOUNT
--------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(264,973)         $(2,027,630)         $(1,195,313)                $(61,215)
 Net realized gain (loss) on
  security transactions              290,258           (9,365,391)            (184,430)                 328,226
 Net realized gain on
  distributions                       69,010                   --              132,413                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (327,222)             (86,466)          (8,595,998)              (1,037,209)
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                        (232,927)         (11,479,487)          (9,843,328)                (770,198)
                               -------------       --------------       --------------            -------------
UNIT TRANSACTIONS:
 Purchases                            90,856            1,196,514              418,360                   22,457
 Net transfers                      (956,616)         (10,324,942)          (2,426,131)                (440,589)
 Surrenders for benefit
  payments and fees               (1,305,475)         (22,817,791)          (6,028,818)                (482,602)
 Other transactions                       14               (1,571)              (1,104)                    (242)
 Death benefits                     (216,591)          (4,008,349)            (742,649)                 (57,562)
 Net annuity transactions                331               (2,623)                (912)                      --
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (2,387,481)         (35,958,762)          (8,781,254)                (958,538)
                               -------------       --------------       --------------            -------------
 Net increase (decrease) in
  net assets                      (2,620,408)         (47,438,249)         (18,624,582)              (1,728,736)
NET ASSETS:
 Beginning of year                20,627,962          313,797,647           87,241,344                8,608,324
                               -------------       --------------       --------------            -------------
 End of year                     $18,007,554         $266,359,398          $68,616,762               $6,879,588
                               =============       ==============       ==============            =============

                                    FIDELITY VIP                                   FRANKLIN
                                  DYNAMIC CAPITAL           FRANKLIN            SMALL-MID CAP
                                    APPRECIATION             INCOME                 GROWTH
                                     PORTFOLIO           SECURITIES FUND       SECURITIES FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(16,100)              $1,841                $(43,095)
 Net realized gain (loss) on
  security transactions                   31,359                  (87)                122,877
 Net realized gain on
  distributions                               --                   --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (67,120)              (1,331)               (235,617)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (51,861)                 423                (155,835)
                                    ------------            ---------            ------------
UNIT TRANSACTIONS:
 Purchases                                 1,725                   --                   5,279
 Net transfers                          (181,899)                (569)                (71,313)
 Surrenders for benefit
  payments and fees                      (59,748)                  (1)               (536,200)
 Other transactions                           --                   --                     (58)
 Death benefits                           (9,231)                  --                  (6,756)
 Net annuity transactions                     --                   --                      --
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (249,153)                (570)               (609,048)
                                    ------------            ---------            ------------
 Net increase (decrease) in
  net assets                            (301,014)                (147)               (764,883)
NET ASSETS:
 Beginning of year                     1,191,506               38,822               2,675,550
                                    ------------            ---------            ------------
 End of year                            $890,492              $38,675              $1,910,667
                                    ============            =========            ============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    FRANKLIN              FRANKLIN
                                    SMALL CAP             STRATEGIC
                                      VALUE                INCOME
                                 SECURITIES FUND       SECURITIES FUND
                                   SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(9)                $309,425
 Net realized gain (loss) on
  security transactions                   77                   85,130
 Net realized gain on
  distributions                           --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (142)                (310,841)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (74)                  83,714
                                     -------            -------------
UNIT TRANSACTIONS:
 Purchases                                48                       70
 Net transfers                           (44)                  85,257
 Surrenders for benefit
  payments and fees                      (23)              (1,050,852)
 Other transactions                       --                       (3)
 Death benefits                           --                 (286,587)
 Net annuity transactions                 --                   (8,369)
                                     -------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (19)              (1,260,484)
                                     -------            -------------
 Net increase (decrease) in
  net assets                             (93)              (1,176,770)
NET ASSETS:
 Beginning of year                     2,232                7,620,940
                                     -------            -------------
 End of year                          $2,139               $6,444,170
                                     =======            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                              TEMPLETON
                                                              DEVELOPING              TEMPLETON             TEMPLETON
                                    MUTUAL SHARES              MARKETS                  GROWTH             GLOBAL BOND
                                   SECURITIES FUND         SECURITIES FUND         SECURITIES FUND       SECURITIES FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $32,145                 $(8,719)                $(7,929)              $106
 Net realized gain (loss) on
  security transactions                   127,834                  13,593                   6,502                  2
 Net realized gain on
  distributions                                --                      --                      --                 16
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (334,999)               (277,687)               (145,718)              (179)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (175,020)               (272,813)               (147,145)               (55)
                                    -------------            ------------            ------------            -------
UNIT TRANSACTIONS:
 Purchases                                  3,214                      --                     220                 --
 Net transfers                           (424,382)                (78,519)                (47,367)                --
 Surrenders for benefit
  payments and fees                    (1,054,944)                (89,058)               (152,508)               (28)
 Other transactions                           317                      --                       1                 --
 Death benefits                           (13,829)                   (384)                 (4,067)                --
 Net annuity transactions                    (483)                   (677)                     --                 --
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,490,107)               (168,638)               (203,721)               (28)
                                    -------------            ------------            ------------            -------
 Net increase (decrease) in
  net assets                           (1,665,127)               (441,451)               (350,866)               (83)
NET ASSETS:
 Beginning of year                      7,194,570               1,628,953               1,912,737              2,536
                                    -------------            ------------            ------------            -------
 End of year                           $5,529,443              $1,187,502              $1,561,871             $2,453
                                    =============            ============            ============            =======

                                                      HARTFORD             HARTFORD
                                 HARTFORD              TOTAL               CAPITAL
                                 ADVISERS           RETURN BOND          APPRECIATION
                                 HLS FUND             HLS FUND             HLS FUND
                                SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)        $48,913          $(4,755,458)           $(308,658)
 Net realized gain (loss) on
  security transactions              115,233            1,118,458            1,105,651
 Net realized gain on
  distributions                           --                   --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        (64,732)          23,839,311           (6,235,249)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                          99,414           20,202,311           (5,438,256)
                               -------------       --------------       --------------
UNIT TRANSACTIONS:
 Purchases                            85,260            1,695,357              327,092
 Net transfers                        25,909            1,331,796             (722,569)
 Surrenders for benefit
  payments and fees               (1,837,611)         (34,407,378)          (4,240,190)
 Other transactions                      130                1,226                  149
 Death benefits                     (225,036)          (6,474,453)            (231,937)
 Net annuity transactions                 --               10,365                   --
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (1,951,348)         (37,843,087)          (4,867,455)
                               -------------       --------------       --------------
 Net increase (decrease) in
  net assets                      (1,851,934)         (17,640,776)         (10,305,711)
NET ASSETS:
 Beginning of year                29,644,051          383,128,937           45,322,349
                               -------------       --------------       --------------
 End of year                     $27,792,117         $365,488,161          $35,016,638
                               =============       ==============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                   HARTFORD
                                   DIVIDEND                HARTFORD
                                  AND GROWTH            GLOBAL RESEARCH
                                   HLS FUND                HLS FUND
                                 SUB-ACCOUNT              SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)       $1,355,487               $(15,004)
 Net realized gain (loss) on
  security transactions             (4,272,827)                 3,394
 Net realized gain on
  distributions                             --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year        2,816,616               (100,464)
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                          (100,724)              (112,074)
                                --------------            -----------
UNIT TRANSACTIONS:
 Purchases                           1,198,388                 10,143
 Net transfers                      (6,116,139)               156,455
 Surrenders for benefit
  payments and fees                (18,934,486)               (39,661)
 Other transactions                         35                     --
 Death benefits                     (3,561,276)                (5,870)
 Net annuity transactions               11,527                     --
                                --------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (27,401,951)               121,067
                                --------------            -----------
 Net increase (decrease) in
  net assets                       (27,502,675)                 8,993
NET ASSETS:
 Beginning of year                 262,568,884                973,533
                                --------------            -----------
 End of year                      $235,066,209               $982,526
                                ==============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                           HARTFORD                                     HARTFORD
                                      HARTFORD           DISCIPLINED           HARTFORD                  GROWTH
                                    GLOBAL GROWTH           EQUITY              GROWTH                OPPORTUNITIES
                                      HLS FUND             HLS FUND            HLS FUND                 HLS FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT              SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(80,449)           $(591,893)          $(145,425)               $(568,354)
 Net realized gain (loss) on
  security transactions                  (171,801)          (3,055,901)             24,069                 (892,099)
 Net realized gain on
  distributions                                --                   --                  --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (594,507)           3,977,102          (1,012,046)              (2,232,406)
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (846,757)             329,308          (1,133,402)              (3,692,859)
                                    -------------       --------------       -------------            -------------
UNIT TRANSACTIONS:
 Purchases                                  4,162              726,656              38,702                  260,224
 Net transfers                           (408,069)         (11,628,310)            246,709                  (89,494)
 Surrenders for benefit
  payments and fees                      (396,278)         (14,182,074)           (820,395)              (2,833,524)
 Other transactions                           (83)                 469                 (82)                    (347)
 Death benefits                           (18,326)          (2,346,003)           (199,218)                (357,851)
 Net annuity transactions                      --                3,283                  --                       --
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (818,594)         (27,425,979)           (734,284)              (3,020,992)
                                    -------------       --------------       -------------            -------------
 Net increase (decrease) in
  net assets                           (1,665,351)         (27,096,671)         (1,867,686)              (6,713,851)
NET ASSETS:
 Beginning of year                      6,072,773          162,001,771          11,236,843               39,046,526
                                    -------------       --------------       -------------            -------------
 End of year                           $4,407,422         $134,905,100          $9,369,157              $32,332,675
                                    =============       ==============       =============            =============

                                                                              HARTFORD
                                 HARTFORD                 HARTFORD         INTERNATIONAL
                                HIGH YIELD                 INDEX           OPPORTUNITIES
                                 HLS FUND                 HLS FUND            HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $3,072,105                 $20,242          $(1,097,068)
 Net realized gain (loss) on
  security transactions            1,110,483                  83,073              431,297
 Net realized gain on
  distributions                           --                      --                   --
 Net unrealized appreciation
  (depreciation) of
  investments during the year     (2,748,727)                (76,226)         (11,092,938)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  operations                       1,433,861                  27,089          (11,758,709)
                               -------------            ------------       --------------
UNIT TRANSACTIONS:
 Purchases                           193,971                  66,439              435,027
 Net transfers                       260,819                 424,784              723,808
 Surrenders for benefit
  payments and fees               (4,766,978)               (508,504)          (6,372,349)
 Other transactions                   (1,655)                      9                  (36)
 Death benefits                     (862,120)                 (5,454)            (974,116)
 Net annuity transactions               (933)                     --                  668
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (5,176,896)                (22,726)          (6,186,998)
                               -------------            ------------       --------------
 Net increase (decrease) in
  net assets                      (3,743,035)                  4,363          (17,945,707)
NET ASSETS:
 Beginning of year                45,246,482               7,565,892           82,520,880
                               -------------            ------------       --------------
 End of year                     $41,503,447              $7,570,255          $64,575,173
                               =============            ============       ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       HARTFORD
                                    SMALL/MID CAP              HARTFORD
                                        EQUITY               MIDCAP VALUE
                                       HLS FUND                HLS FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(65,350)               $(30,910)
 Net realized gain (loss) on
  security transactions                    60,220                 (12,440)
 Net realized gain on
  distributions                           330,969                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (507,066)               (189,468)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (181,227)               (232,818)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  9,320                  10,890
 Net transfers                            233,176                  86,180
 Surrenders for benefit
  payments and fees                      (226,399)               (163,876)
 Other transactions                             8                       3
 Death benefits                           (46,769)                 (3,801)
 Net annuity transactions                      --                      --
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (30,664)                (70,604)
                                     ------------            ------------
 Net increase (decrease) in
  net assets                             (211,891)               (303,422)
NET ASSETS:
 Beginning of year                      4,437,615               2,326,755
                                     ------------            ------------
 End of year                           $4,225,724              $2,023,333
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  HARTFORD               HARTFORD               HARTFORD           HARTFORD
                                MONEY MARKET           SMALL COMPANY         SMALLCAP GROWTH         STOCK
                                  HLS FUND               HLS FUND               HLS FUND           HLS FUND
                                SUB-ACCOUNT             SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)     $(1,081,556)             $(325,995)             $(310,945)          $(29,442)
 Net realized gain (loss) on
  security transactions                    --                241,569                185,597           (516,514)
 Net realized gain on
  distributions                            --                     --                     --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              --               (846,042)                42,949            185,892
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                       (1,081,556)              (930,468)               (82,399)          (360,064)
                               --------------          -------------          -------------      -------------
UNIT TRANSACTIONS:
 Purchases                          1,095,395                 95,515                105,255            104,964
 Net transfers                     26,166,574               (617,386)             1,008,924           (666,669)
 Surrenders for benefit
  payments and fees               (27,524,104)            (1,588,639)            (1,455,596)          (869,601)
 Other transactions                    (1,448)                  (372)                    65                 10
 Death benefits                    (3,237,865)              (522,832)              (251,148)          (131,114)
 Net annuity transactions              (9,082)                    --                     --                 --
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                (3,510,530)            (2,633,714)              (592,500)        (1,562,410)
                               --------------          -------------          -------------      -------------
 Net increase (decrease) in
  net assets                       (4,592,086)            (3,564,182)              (674,899)        (1,922,474)
NET ASSETS:
 Beginning of year                 73,364,886             23,627,836             20,649,609         14,765,737
                               --------------          -------------          -------------      -------------
 End of year                      $68,772,800            $20,063,654            $19,974,710        $12,843,263
                               ==============          =============          =============      =============

                                      HARTFORD
                                  U.S. GOVERNMENT        HARTFORD          AMERICAN FUNDS
                                     SECURITIES            VALUE                BOND
                                      HLS FUND           HLS FUND             HLS FUND
                                    SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $1,592,655           $108,025               $203
 Net realized gain (loss) on
  security transactions                  (472,252)           522,204                 26
 Net realized gain on
  distributions                                --                 --                  4
 Net unrealized appreciation
  (depreciation) of
  investments during the year           3,379,630         (2,240,367)               334
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets resulting from
  operations                            4,500,033         (1,610,138)               567
                                   --------------      -------------          ---------
UNIT TRANSACTIONS:
 Purchases                                653,607            256,930                288
 Net transfers                         (2,857,240)          (869,908)              (480)
 Surrenders for benefit
  payments and fees                   (13,639,537)        (4,010,315)              (143)
 Other transactions                           376               (646)                --
 Death benefits                        (2,275,131)          (784,258)                --
 Net annuity transactions                  (1,590)               (80)                --
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (18,119,515)        (5,408,277)              (335)
                                   --------------      -------------          ---------
 Net increase (decrease) in
  net assets                          (13,619,482)        (7,018,415)               232
NET ASSETS:
 Beginning of year                    141,343,984         55,135,528             10,916
                                   --------------      -------------          ---------
 End of year                         $127,724,502        $48,117,113            $11,148
                                   ==============      =============          =========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                  AMERICAN FUNDS
                                   GLOBAL SMALL        AMERICAN FUNDS
                                  CAPITALIZATION           GROWTH
                                     HLS FUND             HLS FUND
                                    SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $ --                  $(68)
 Net realized gain (loss) on
  security transactions                   --                   135
 Net realized gain on
  distributions                           --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (15)                 (398)
                                       -----               -------
 Net increase (decrease) in
  net assets resulting from
  operations                             (15)                 (331)
                                       -----               -------
UNIT TRANSACTIONS:
 Purchases                                --                   168
 Net transfers                            --                  (181)
 Surrenders for benefit
  payments and fees                       (1)                  (80)
 Other transactions                       --                    --
 Death benefits                           --                    --
 Net annuity transactions                 --                    --
                                       -----               -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       (1)                  (93)
                                       -----               -------
 Net increase (decrease) in
  net assets                             (16)                 (424)
NET ASSETS:
 Beginning of year                        74                 7,160
                                       -----               -------
 End of year                             $58                $6,736
                                       =====               =======

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                AMERICAN FUNDS        HUNTINGTON VA           HUNTINGTON VA
                                 INTERNATIONAL            INCOME                 DIVIDEND             HUNTINGTON VA
                                   HLS FUND            EQUITY FUND             CAPTURE FUND            GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $32                 $22,575                 $64,070                $(19,544)
 Net realized gain (loss) on
  security transactions                   4                 (86,725)               (116,275)                (13,676)
 Net realized gain on
  distributions                          --                      --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (755)                164,794                 229,317                 (29,886)
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (719)                100,644                 177,112                 (63,106)
                                    -------            ------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                              120                   6,538                  24,346                  23,011
 Net transfers                          653                  (7,685)                 96,080                  31,038
 Surrenders for benefit
  payments and fees                     (58)               (196,529)               (512,194)               (170,020)
 Other transactions                      --                      (1)                     (2)                   (416)
 Death benefits                          --                 (18,449)                (39,348)                 (1,377)
 Net annuity transactions                --                      --                      --                      --
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     715                (216,126)               (431,118)               (117,764)
                                    -------            ------------            ------------            ------------
 Net increase (decrease) in
  net assets                             (4)               (115,482)               (254,006)               (180,870)
NET ASSETS:
 Beginning of year                    4,744               1,832,843               3,382,253               1,605,402
                                    -------            ------------            ------------            ------------
 End of year                         $4,740              $1,717,361              $3,128,247              $1,424,532
                                    =======            ============            ============            ============

                                   HUNTINGTON VA           HUNTINGTON VA           HUNTINGTON VA
                                      MID CORP                  NEW                  ROTATING
                                    AMERICA FUND            ECONOMY FUND           MARKETS FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(21,497)               $(28,407)               $(9,666)
 Net realized gain (loss) on
  security transactions                   12,358                (194,644)               (17,010)
 Net realized gain on
  distributions                               --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (68,655)                (52,357)                73,528
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (77,794)               (275,408)                46,852
                                    ------------            ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                17,841                  12,628                  1,224
 Net transfers                            (5,001)                (44,167)                 1,204
 Surrenders for benefit
  payments and fees                     (247,630)               (271,046)              (107,634)
 Other transactions                           --                       6                      1
 Death benefits                          (19,150)                (77,525)                (7,822)
 Net annuity transactions                     --                      --                     --
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (253,940)               (380,104)              (113,027)
                                    ------------            ------------            -----------
 Net increase (decrease) in
  net assets                            (331,734)               (655,512)               (66,175)
NET ASSETS:
 Beginning of year                     2,341,593               2,249,585                880,737
                                    ------------            ------------            -----------
 End of year                          $2,009,859              $1,594,073               $814,562
                                    ============            ============            ===========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    HUNTINGTON VA
                                    INTERNATIONAL           HUNTINGTON VA
                                     EQUITY FUND           MACRO 100 FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $(9,214)               $(7,544)
 Net realized gain (loss) on
  security transactions                   (30,979)               (38,837)
 Net realized gain on
  distributions                                --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (237,138)                27,252
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (277,331)               (19,129)
                                     ------------            -----------
UNIT TRANSACTIONS:
 Purchases                                 13,558                  5,624
 Net transfers                            (47,556)                (7,704)
 Surrenders for benefit
  payments and fees                      (289,262)               (72,002)
 Other transactions                             3                      2
 Death benefits                          (100,718)               (32,828)
 Net annuity transactions                      --                     --
                                     ------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (423,975)              (106,908)
                                     ------------            -----------
 Net increase (decrease) in
  net assets                             (701,306)              (126,037)
NET ASSETS:
 Beginning of year                      2,555,062                924,344
                                     ------------            -----------
 End of year                           $1,853,756               $798,307
                                     ============            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                   HUNTINGTON VA                                LORD ABBETT             LORD ABBETT
                                      MORTGAGE             HUNTINGTON VA        FUNDAMENTAL               CAPITAL
                                  SECURITIES FUND            SITUS FUND         EQUITY FUND            STRUCTURE FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT         SUB-ACCOUNT             SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $3,331                $(59,987)          $(133,813)                $66,739
 Net realized gain (loss) on
  security transactions                   24,203                  22,203              14,944                 (28,685)
 Net realized gain on
  distributions                               --                      --             326,220                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             27,987                 (18,277)           (915,997)               (136,632)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                              55,521                 (56,061)           (708,646)                (98,578)
                                    ------------            ------------       -------------            ------------
UNIT TRANSACTIONS:
 Purchases                                12,416                  24,001              20,014                  36,713
 Net transfers                          (149,768)               (226,541)            791,439                 337,507
 Surrenders for benefit
  payments and fees                     (212,830)               (569,848)           (624,775)               (454,197)
 Other transactions                           --                      (4)                 (8)                     18
 Death benefits                               --                 (55,072)            (13,826)                (90,973)
 Net annuity transactions                     --                      --                  --                      --
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (350,182)               (827,464)            172,844                (170,932)
                                    ------------            ------------       -------------            ------------
 Net increase (decrease) in
  net assets                            (294,661)               (883,525)           (535,802)               (269,510)
NET ASSETS:
 Beginning of year                     1,513,600               4,498,742          10,216,834               5,739,828
                                    ------------            ------------       -------------            ------------
 End of year                          $1,218,939              $3,615,217          $9,681,032              $5,470,318
                                    ============            ============       =============            ============

                                     LORD ABBETT         LORD ABBETT          LORD ABBETT
                                   BOND-DEBENTURE         GROWTH AND            CLASSIC
                                        FUND             INCOME FUND          STOCK FUND
                                     SUB-ACCOUNT         SUB-ACCOUNT          SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $2,002,409            $(743,728)           $(49,747)
 Net realized gain (loss) on
  security transactions                   241,801           (3,829,171)            248,131
 Net realized gain on
  distributions                           338,505                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (1,290,510)          (2,972,342)           (782,419)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            1,292,205           (7,545,241)           (584,035)
                                    -------------       --------------       -------------
UNIT TRANSACTIONS:
 Purchases                                158,708              395,345              12,454
 Net transfers                          4,241,578           (4,353,278)            (89,510)
 Surrenders for benefit
  payments and fees                    (4,155,656)          (7,761,347)           (600,715)
 Other transactions                           (20)                  95                  (5)
 Death benefits                          (399,938)          (1,510,807)            (49,267)
 Net annuity transactions                      --               (2,665)               (350)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (155,328)         (13,232,657)           (727,393)
                                    -------------       --------------       -------------
 Net increase (decrease) in
  net assets                            1,136,877          (20,777,898)         (1,311,428)
NET ASSETS:
 Beginning of year                     45,820,745          111,678,984           6,784,541
                                    -------------       --------------       -------------
 End of year                          $46,957,622          $90,901,086          $5,473,113
                                    =============       ==============       =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------


                                     MFS(R) CORE              MFS(R)
                                     EQUITY FUND            GROWTH FUND
                                     SUB-ACCOUNT            SUB-ACCOUNT
----------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(1,735)               $(7,096)
 Net realized gain (loss) on
  security transactions                   30,172                 27,740
 Net realized gain on
  distributions                               --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (37,021)               (26,793)
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                              (8,584)                (6,149)
                                     -----------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    264
 Net transfers                           (41,324)               (69,119)
 Surrenders for benefit
  payments and fees                      (49,402)               (79,951)
 Other transactions                           (5)                    --
 Death benefits                             (818)                  (446)
 Net annuity transactions                     --                     --
                                     -----------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (91,549)              (149,252)
                                     -----------            -----------
 Net increase (decrease) in
  net assets                            (100,133)              (155,401)
NET ASSETS:
 Beginning of year                       323,423                548,414
                                     -----------            -----------
 End of year                            $223,290               $393,013
                                     ===========            ===========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                 MFS(R) INVESTORS
                                      GROWTH           MFS(R) INVESTORS     MFS(R) TOTAL             MFS(R)
                                    STOCK FUND            TRUST FUND         RETURN FUND           VALUE FUND
                                   SUB-ACCOUNT            SUB-ACCOUNT        SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(2,592)               $(7,089)            $46,669                $18
 Net realized gain (loss) on
  security transactions                (11,352)                34,805              35,071                 66
 Net realized gain on
  distributions                             --                     --                  --                 27
 Net unrealized appreciation
  (depreciation) of
  investments during the year            6,083                (55,283)            (71,784)              (179)
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  operations                            (7,861)               (27,567)              9,956                (68)
                                    ----------            -----------       -------------            -------
UNIT TRANSACTIONS:
 Purchases                                  --                    500                  --                168
 Net transfers                          28,455                (69,825)           (248,100)               (39)
 Surrenders for benefit
  payments and fees                    (14,906)               (87,079)         (1,339,484)               (81)
 Other transactions                         (2)                     2                 275                 --
 Death benefits                             --                 (2,907)           (276,381)                --
 Net annuity transactions                   --                     --              (6,375)                --
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     13,547               (159,309)         (1,870,065)                48
                                    ----------            -----------       -------------            -------
 Net increase (decrease) in
  net assets                             5,686               (186,876)         (1,860,109)               (20)
NET ASSETS:
 Beginning of year                     283,843                830,607           7,683,114              6,957
                                    ----------            -----------       -------------            -------
 End of year                          $289,529               $643,731          $5,823,005             $6,937
                                    ==========            ===========       =============            =======

                                      INVESCO
                                  VAN KAMPEN V.I.           UIF CORE PLUS           UIF EMERGING
                                     EQUITY AND             FIXED INCOME            MARKETS DEBT
                                    INCOME FUND               PORTFOLIO               PORTFOLIO
                                  SUB-ACCOUNT (J)            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $48,299                 $103,428                $13,209
 Net realized gain (loss) on
  security transactions                  457,521                 (171,336)                12,414
 Net realized gain on
  distributions                            3,014                       --                  7,938
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (660,040)                 302,620                  3,574
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  operations                            (151,206)                 234,712                 37,135
                                    ------------            -------------            -----------
UNIT TRANSACTIONS:
 Purchases                                    --                    6,964                     --
 Net transfers                          (121,922)                (597,157)                49,120
 Surrenders for benefit
  payments and fees                     (518,959)              (1,686,178)              (226,841)
 Other transactions                           18                      (21)                    (1)
 Death benefits                         (102,125)                 (91,605)                (4,262)
 Net annuity transactions                (10,747)                      --                     --
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (753,735)              (2,367,997)              (181,984)
                                    ------------            -------------            -----------
 Net increase (decrease) in
  net assets                            (904,941)              (2,133,285)              (144,849)
NET ASSETS:
 Beginning of year                     4,659,896                7,517,213                754,774
                                    ------------            -------------            -----------
 End of year                          $3,754,955               $5,383,928               $609,925
                                    ============            =============            ===========

(j) Effective April 29, 2011 Invesco V.I. Select Dimensions Balanced Fund merged with Invesco Van Kampen V.I. Equity and Income Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     UIF EMERGING         UIF MID CAP
                                    MARKETS EQUITY          GROWTH
                                       PORTFOLIO           PORTFOLIO
                                      SUB-ACCOUNT         SUB-ACCOUNT
---------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(319,769)          $(161,642)
 Net realized gain (loss) on
  security transactions                    655,001             229,393
 Net realized gain on
  distributions                                 --               5,212
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (5,995,409)         (1,044,601)
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (5,660,177)           (971,638)
                                     -------------       -------------
UNIT TRANSACTIONS:
 Purchases                                 125,554              32,646
 Net transfers                          (1,621,847)           (682,461)
 Surrenders for benefit
  payments and fees                     (1,960,953)           (948,373)
 Other transactions                           (129)                 (9)
 Death benefits                           (255,879)            (74,064)
 Net annuity transactions                  (11,097)                 --
                                     -------------       -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (3,724,351)         (1,672,261)
                                     -------------       -------------
 Net increase (decrease) in
  net assets                            (9,384,528)         (2,643,899)
NET ASSETS:
 Beginning of year                      31,776,607          13,785,858
                                     -------------       -------------
 End of year                           $22,392,079         $11,141,959
                                     =============       =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                       INVESCO                                       MORGAN STANLEY          MORGAN STANLEY
                                   VAN KAMPEN V.I.          MORGAN STANLEY             MULTI CAP                MID CAP
                                       MID CAP               FOCUS GROWTH                GROWTH                  GROWTH
                                     VALUE FUND                PORTFOLIO               PORTFOLIO               PORTFOLIO
                                     SUB-ACCOUNT              SUB-ACCOUNT           SUB-ACCOUNT (K)           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(112,046)               $(116,044)               $(31,939)               $(29,422)
 Net realized gain (loss) on
  security transactions                    66,811                  429,887                  77,551                 171,010
 Net realized gain on
  distributions                                --                       --                      --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             (57,132)                (806,118)               (217,884)               (341,586)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (102,367)                (492,275)               (172,272)               (199,998)
                                    -------------            -------------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                 39,810                    1,850                      --                   2,510
 Net transfers                           (769,276)                (307,224)               (131,502)                 21,579
 Surrenders for benefit
  payments and fees                    (1,283,253)              (1,027,541)               (347,200)               (315,885)
 Other transactions                           218                      403                      (4)                     (6)
 Death benefits                          (122,560)                 (83,542)                 (6,176)                 (9,187)
 Net annuity transactions                  (6,732)                 (14,716)                 (3,004)                 (4,065)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (2,141,793)              (1,430,770)               (487,886)               (305,054)
                                    -------------            -------------            ------------            ------------
 Net increase (decrease) in
  net assets                           (2,244,160)              (1,923,045)               (660,158)               (505,052)
NET ASSETS:
 Beginning of year                     13,078,497                8,434,147               2,360,237               2,685,586
                                    -------------            -------------            ------------            ------------
 End of year                          $10,834,337               $6,511,102              $1,700,079              $2,180,534
                                    =============            =============            ============            ============


                                   MORGAN STANLEY          MORGAN STANLEY          MORGAN STANLEY
                                  FLEXIBLE INCOME              GROWTH               MONEY MARKET
                                     PORTFOLIO               PORTFOLIO                PORTFOLIO
                                    SUB-ACCOUNT           SUB-ACCOUNT (L)            SUB-ACCOUNT
-----------------------------  -----------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $85,305                $(26,751)               $(120,347)
 Net realized gain (loss) on
  security transactions                  (70,156)                155,327                       --
 Net realized gain on
  distributions                               --                      --                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             34,938                (194,890)                      --
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              50,087                 (66,314)                (120,347)
                                    ------------            ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                12,922                   2,000                       --
 Net transfers                           (19,073)               (201,613)               2,768,947
 Surrenders for benefit
  payments and fees                     (151,100)               (134,178)              (3,992,668)
 Other transactions                           (1)                     13                      243
 Death benefits                          (35,016)                (50,486)                (138,824)
 Net annuity transactions                   (885)                 (1,742)                 (17,253)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (193,153)               (386,006)              (1,379,555)
                                    ------------            ------------            -------------
 Net increase (decrease) in
  net assets                            (143,066)               (452,320)              (1,499,902)
NET ASSETS:
 Beginning of year                     1,852,359               1,875,938                8,307,990
                                    ------------            ------------            -------------
 End of year                          $1,709,293              $1,423,618               $6,808,088
                                    ============            ============            =============

(k) Formerly Morgan Stanley Capital Opportunities Portfolio. Change effective April 29, 2011.

(l) Formerly Morgan Stanley Capital Growth Portfolio. Change effective April 29, 2011.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                    MORGAN STANLEY        INVESCO V.I. SELECT
                                        GLOBAL                DIMENSIONS
                                    INFRASTRUCTURE         EQUALLY WEIGHTED
                                      PORTFOLIO              S&P 500 FUND
                                     SUB-ACCOUNT              SUB-ACCOUNT
-------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $34,654                  $(5,245)
 Net realized gain (loss) on
  security transactions                    92,128                   76,949
 Net realized gain on
  distributions                           163,400                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year              61,630                 (225,466)
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                              351,812                 (153,762)
                                     ------------            -------------
UNIT TRANSACTIONS:
 Purchases                                     --                    3,900
 Net transfers                             53,444                 (446,408)
 Surrenders for benefit
  payments and fees                      (316,803)              (1,365,474)
 Other transactions                         1,512                       35
 Death benefits                           (64,618)                 (99,552)
 Net annuity transactions                (111,668)                  41,428
                                     ------------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      (438,133)              (1,866,071)
                                     ------------            -------------
 Net increase (decrease) in
  net assets                              (86,321)              (2,019,833)
NET ASSETS:
 Beginning of year                      2,668,455                9,472,091
                                     ------------            -------------
 End of year                           $2,582,134               $7,452,258
                                     ============            =============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                             MTB MANAGED
                                    UIF SMALL           UIF GLOBAL            ALLOCATION           OPPENHEIMER
                                 COMPANY GROWTH          FRANCHISE         FUND -- MODERATE      SMALL-& MID-CAP
                                    PORTFOLIO            PORTFOLIO            GROWTH II           GROWTH FUND/VA
                                   SUB-ACCOUNT          SUB-ACCOUNT          SUB-ACCOUNT           SUB-ACCOUNT
-------------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $8,114               $7,710                $7,872              $(71,445)
 Net realized gain (loss) on
  security transactions                 12,125               56,511               (18,883)              (76,655)
 Net realized gain on
  distributions                             --                   --                    --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (63,826)             (22,563)             (166,704)             (100,430)
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (43,587)              41,658              (177,715)             (248,530)
                                   -----------          -----------          ------------          ------------
UNIT TRANSACTIONS:
 Purchases                                 500                   --                   141                25,928
 Net transfers                         (78,660)              50,976               (71,178)            2,791,081
 Surrenders for benefit
  payments and fees                   (117,790)            (274,353)             (233,923)             (312,480)
 Other transactions                          8                    1                   (17)                   37
 Death benefits                             --                 (248)              (25,667)             (223,458)
 Net annuity transactions                   --                   --                    --                    --
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                   (195,942)            (223,624)             (330,644)            2,281,108
                                   -----------          -----------          ------------          ------------
 Net increase (decrease) in
  net assets                          (239,529)            (181,966)             (508,359)            2,032,578
NET ASSETS:
 Beginning of year                     475,511              642,228             2,952,730             3,195,386
                                   -----------          -----------          ------------          ------------
 End of year                          $235,982             $460,262            $2,444,371            $5,227,964
                                   ===========          ===========          ============          ============

                                OPPENHEIMER
                                  CAPITAL              OPPENHEIMER             OPPENHEIMER
                               APPRECIATION         GLOBAL SECURITIES          MAIN STREET
                                  FUND/VA                FUND/VA               FUND(R)/VA
                                SUB-ACCOUNT            SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------  ----------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)      $(602,428)              $(542,314)              $(83,309)
 Net realized gain (loss) on
  security transactions             (254,726)             (3,886,122)              (292,035)
 Net realized gain on
  distributions                           --                      --                     --
 Net unrealized appreciation
  (depreciation) of
  investments during the year       (212,268)            (10,598,325)               220,414
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  operations                      (1,069,422)            (15,026,761)              (154,930)
                               -------------          --------------          -------------
UNIT TRANSACTIONS:
 Purchases                           208,874                 686,633                 19,797
 Net transfers                    (2,658,281)             (4,157,839)              (165,990)
 Surrenders for benefit
  payments and fees               (3,868,076)            (11,853,120)              (955,754)
 Other transactions                     (293)                 (1,163)                    51
 Death benefits                     (740,106)             (2,254,326)               (88,796)
 Net annuity transactions                329                  (2,670)                    --
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions               (7,057,553)            (17,582,485)            (1,190,692)
                               -------------          --------------          -------------
 Net increase (decrease) in
  net assets                      (8,126,975)            (32,609,246)            (1,345,622)
NET ASSETS:
 Beginning of year                47,862,510             169,274,589              8,678,561
                               -------------          --------------          -------------
 End of year                     $39,735,535            $136,665,343             $7,332,939
                               =============          ==============          =============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                     OPPENHEIMER
                                     MAIN STREET         PUTNAM VT
                                  SMALL- & MID-CAP      DIVERSIFIED
                                       FUND/VA          INCOME FUND
                                   SUB-ACCOUNT (M)      SUB-ACCOUNT
------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $(610,333)        $3,983,275
 Net realized gain (loss) on
  security transactions                  (410,662)           (73,979)
 Net realized gain on
  distributions                                --                 --
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (601,771)        (6,003,907)
                                    -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (1,622,766)        (2,094,611)
                                    -------------      -------------
UNIT TRANSACTIONS:
 Purchases                                273,314            109,456
 Net transfers                         (2,513,371)         1,325,917
 Surrenders for benefit
  payments and fees                    (4,816,001)        (3,713,918)
 Other transactions                          (236)              (209)
 Death benefits                          (803,642)          (750,066)
 Net annuity transactions                     985               (415)
                                    -------------      -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (7,858,951)        (3,029,235)
                                    -------------      -------------
 Net increase (decrease) in
  net assets                           (9,481,717)        (5,123,846)
NET ASSETS:
 Beginning of year                     61,538,635         49,092,596
                                    -------------      -------------
 End of year                          $52,056,918        $43,968,750
                                    =============      =============

(m) Formerly Oppenheimer Main Street Small Cap Fund(R)/VA. Change effective April 29, 2011.

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                     PUTNAM VT              PUTNAM VT             PUTNAM VT         PUTNAM VT
                                   GLOBAL ASSET            GROWTH AND           INTERNATIONAL     INTERNATIONAL
                                  ALLOCATION FUND          INCOME FUND           VALUE FUND        EQUITY FUND
                                    SUB-ACCOUNT            SUB-ACCOUNT           SUB-ACCOUNT       SUB-ACCOUNT
----------------------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)           $217,089               $(10,484)              $6,523            $829,202
 Net realized gain (loss) on
  security transactions                   (7,072)               (55,882)             (19,146)         (1,830,571)
 Net realized gain on
  distributions                               --                     --                   --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (375,419)              (221,350)            (122,536)         (7,433,252)
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                            (165,402)              (287,716)            (135,159)         (8,434,621)
                                   -------------          -------------          -----------      --------------
UNIT TRANSACTIONS:
 Purchases                                13,192                  1,241                2,032             210,108
 Net transfers                         1,083,261                 14,771              283,384           3,319,444
 Surrenders for benefit
  payments and fees                     (712,442)              (294,931)             (60,211)         (4,134,111)
 Other transactions                           --                      1                   --                (106)
 Death benefits                          (38,532)                (7,838)                  --            (679,946)
 Net annuity transactions                     --                     --                   --               1,020
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      345,479               (286,756)             225,205          (1,283,591)
                                   -------------          -------------          -----------      --------------
 Net increase (decrease) in
  net assets                             180,077               (574,472)              90,046          (9,718,212)
NET ASSETS:
 Beginning of year                     7,570,946              4,733,957              719,439          50,746,015
                                   -------------          -------------          -----------      --------------
 End of year                          $7,751,023             $4,159,485             $809,485         $41,027,803
                                   =============          =============          ===========      ==============

                                                                 PUTNAM VT          PUTNAM VT
                                         PUTNAM VT               MULTI-CAP          SMALL CAP
                                       INVESTORS FUND           GROWTH FUND         VALUE FUND
                                        SUB-ACCOUNT             SUB-ACCOUNT        SUB-ACCOUNT
-----------------------------  ---------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)                $(92,418)              $(11,408)          $(370,186)
 Net realized gain (loss) on
  security transactions                       (27,828)                30,344          (3,443,485)
 Net realized gain on
  distributions                                    --                     --                  --
 Net unrealized appreciation
  (depreciation) of
  investments during the year                (150,270)               (76,558)          1,765,993
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  operations                                 (270,516)               (57,622)         (2,047,678)
                                       --------------          -------------      --------------
UNIT TRANSACTIONS:
 Purchases                                    108,491                    785             139,270
 Net transfers                               (485,375)              (204,840)         (2,083,069)
 Surrenders for benefit
  payments and fees                        (2,328,901)               (37,731)         (3,059,065)
 Other transactions                              (673)                    (1)               (163)
 Death benefits                              (522,154)                    --            (413,720)
 Net annuity transactions                          --                     --                 768
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                        (3,228,612)              (241,787)         (5,415,979)
                                       --------------          -------------      --------------
 Net increase (decrease) in
  net assets                               (3,499,128)              (299,409)         (7,463,657)
NET ASSETS:
 Beginning of year                         29,810,519              1,114,470          41,489,131
                                       --------------          -------------      --------------
 End of year                              $26,311,391               $815,061         $34,025,474
                                       ==============          =============      ==============

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONTINUED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                      PUTNAM VT
                                    GEORGE PUTNAM             PUTNAM VT
                                    BALANCED FUND            VOYAGER FUND
                                     SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)             $18,808                $(67,532)
 Net realized gain (loss) on
  security transactions                   (73,929)                 (1,979)
 Net realized gain on
  distributions                                --                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year             100,932                (858,736)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                               45,811                (928,247)
                                     ------------            ------------
UNIT TRANSACTIONS:
 Purchases                                  6,054                   8,945
 Net transfers                          1,123,052                 296,741
 Surrenders for benefit
  payments and fees                      (732,094)               (253,640)
 Other transactions                            (1)                     --
 Death benefits                           (67,719)                (23,388)
 Net annuity transactions                      --                    (378)
                                     ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                       329,292                  28,280
                                     ------------            ------------
 Net increase (decrease) in
  net assets                              375,103                (899,967)
NET ASSETS:
 Beginning of year                      3,825,606               4,696,803
                                     ------------            ------------
 End of year                           $4,200,709              $3,796,836
                                     ============            ============

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                                                                      INVESCO
                                     PUTNAM VT                PIONEER             VAN KAMPEN V.I.
                                       EQUITY                FUND VCT               GROWTH AND
                                    INCOME FUND              PORTFOLIO              INCOME FUND
                                    SUB-ACCOUNT             SUB-ACCOUNT             SUB-ACCOUNT
-----------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $15,409                $(2,072)               $(161,734)
 Net realized gain (loss) on
  security transactions                  107,634                  4,369                 (351,812)
 Net realized gain on
  distributions                               --                 14,931                       --
 Net unrealized appreciation
  (depreciation) of
  investments during the year           (163,885)               (33,201)                (687,767)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  operations                             (40,842)               (15,973)              (1,201,313)
                                    ------------            -----------            -------------
UNIT TRANSACTIONS:
 Purchases                                28,151                     --                  136,001
 Net transfers                         1,023,133                (81,083)              (1,163,097)
 Surrenders for benefit
  payments and fees                     (577,098)               (60,037)              (3,145,694)
 Other transactions                         (787)                    --                     (407)
 Death benefits                          (35,580)                  (507)                (460,873)
 Net annuity transactions                     --                     --                     (377)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                      437,819               (141,627)              (4,634,447)
                                    ------------            -----------            -------------
 Net increase (decrease) in
  net assets                             396,977               (157,600)              (5,835,760)
NET ASSETS:
 Beginning of year                     6,315,710                354,259               36,446,904
                                    ------------            -----------            -------------
 End of year                          $6,712,687               $196,659              $30,611,144
                                    ============            ===========            =============

                                                            INVESCO
                                      INVESCO           VAN KAMPEN V.I.
                                  VAN KAMPEN V.I.           CAPITAL
                                   COMSTOCK FUND          GROWTH FUND
                                    SUB-ACCOUNT           SUB-ACCOUNT
-----------------------------  -------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(98,826)              $(4,384)
 Net realized gain (loss) on
  security transactions              (1,212,355)               15,171
 Net realized gain on
  distributions                              --                    --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (315,731)              (22,879)
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  operations                         (1,626,912)              (12,092)
                                    -----------            ----------
UNIT TRANSACTIONS:
 Purchases                              170,104                    --
 Net transfers                       (1,410,944)              (32,492)
 Surrenders for benefit
  payments and fees                  (5,061,648)              (17,722)
 Other transactions                        (174)                    1
 Death benefits                        (703,200)                   --
 Net annuity transactions                   435                    --
                                    -----------            ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                  (7,005,427)              (50,213)
                                    -----------            ----------
 Net increase (decrease) in
  net assets                         (8,632,339)              (62,305)
NET ASSETS:
 Beginning of year                   54,744,089               234,568
                                    -----------            ----------
 End of year                        $46,111,750              $172,263
                                    ===========            ==========

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
STATEMENTS OF CHANGES IN NET ASSETS -- (CONCLUDED)
FOR THE YEAR ENDED DECEMBER 31, 2011

-------------------------------------------------------------------------------

                                       INVESCO             WELLS FARGO
                                   VAN KAMPEN V.I.        ADVANTAGE VT
                                       MID CAP            TOTAL RETURN
                                     GROWTH FUND            BOND FUND
                                     SUB-ACCOUNT           SUB-ACCOUNT
--------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(5,078)                $599
 Net realized gain (loss) on
  security transactions                   26,264                    1
 Net realized gain on
  distributions                               --                1,815
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (45,232)                 603
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  operations                             (24,046)               3,018
                                     -----------            ---------
UNIT TRANSACTIONS:
 Purchases                                    --                   --
 Net transfers                           (81,497)                  --
 Surrenders for benefit
  payments and fees                      (41,319)                  --
 Other transactions                           --                    5
 Death benefits                               --                   --
 Net annuity transactions                     --                   --
                                     -----------            ---------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (122,816)                   5
                                     -----------            ---------
 Net increase (decrease) in
  net assets                            (146,862)               3,023
NET ASSETS:
 Beginning of year                       321,356               43,993
                                     -----------            ---------
 End of year                            $174,494              $47,016
                                     ===========            =========

THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THESE FINANCIAL STATEMENTS.

-------------------------------------------------------------------------------

                                  WELLS FARGO          WELLS FARGO             WELLS FARGO
                                 ADVANTAGE VT          ADVANTAGE VT            ADVANTAGE VT
                                   INTRINSIC          INTERNATIONAL             SMALL CAP
                                  VALUE FUND           EQUITY FUND             GROWTH FUND
                                  SUB-ACCOUNT          SUB-ACCOUNT             SUB-ACCOUNT
------------------------------------------------------------------------------------------------
OPERATIONS:
 Net investment income (loss)          $(42)               $(16,691)               $(47,573)
 Net realized gain (loss) on
  security transactions                  25                  19,450                 234,385
 Net realized gain on
  distributions                          --                  76,606                      --
 Net unrealized appreciation
  (depreciation) of
  investments during the year          (118)               (323,393)               (326,081)
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  operations                           (135)               (244,028)               (139,269)
                                    -------            ------------            ------------
UNIT TRANSACTIONS:
 Purchases                               --                   4,703                  19,767
 Net transfers                          (56)                 12,058                (463,991)
 Surrenders for benefit
  payments and fees                      --                (184,337)               (310,864)
 Other transactions                      --                      58                       8
 Death benefits                          --                 (29,695)                (80,086)
 Net annuity transactions                --                      --                      --
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                     (56)               (197,213)               (835,166)
                                    -------            ------------            ------------
 Net increase (decrease) in
  net assets                           (191)               (441,241)               (974,435)
NET ASSETS:
 Beginning of year                    3,789               1,958,734               3,727,963
                                    -------            ------------            ------------
 End of year                         $3,598              $1,517,493              $2,753,528
                                    =======            ============            ============

                                     WELLS FARGO
                                    ADVANTAGE VT             WELLS FARGO
                                      SMALL CAP              ADVANTAGE VT
                                     VALUE FUND            OPPORTUNITY FUND
                                     SUB-ACCOUNT          SUB-ACCOUNT (N)(O)
-----------------------------  -----------------------------------------------
OPERATIONS:
 Net investment income (loss)            $(56,538)               $(1,351)
 Net realized gain (loss) on
  security transactions                   197,799                (61,628)
 Net realized gain on
  distributions                                --                 74,578
 Net unrealized appreciation
  (depreciation) of
  investments during the year            (814,788)               (32,011)
                                    -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  operations                             (673,527)               (20,412)
                                    -------------             ----------
UNIT TRANSACTIONS:
 Purchases                                 32,421                     --
 Net transfers                            (15,324)                 5,567
 Surrenders for benefit
  payments and fees                      (854,421)               (17,746)
 Other transactions                            56                     (1)
 Death benefits                          (170,636)               (34,629)
 Net annuity transactions                      --                     --
                                    -------------             ----------
 Net increase (decrease) in
  net assets resulting from
  unit transactions                    (1,007,904)               (46,809)
                                    -------------             ----------
 Net increase (decrease) in
  net assets                           (1,681,431)               (67,221)
NET ASSETS:
 Beginning of year                      8,707,476                341,032
                                    -------------             ----------
 End of year                           $7,026,045               $273,811
                                    =============             ==========

(n) Funded as of August 26, 2011.

(o) Effective August 29, 2011 Wells Fargo Advantage VT Core Equity Fund merged with Wells Fargo Advantage VT Opportunity Fund.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS

-------------------------------------------------------------------------------

1.     ORGANIZATION:

    Separate Account Three (the "Account") is a separate investment account established by Hartford Life Insurance Company (the "Sponsor Company") and is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940, as amended. Both the Sponsor Company and the Account are subject to supervision and regulation by the Department of Insurance of the State of Connecticut and the SEC. The contract owners of the Sponsor Company direct their deposits into various investment options (the "Sub-Accounts") within the Account.

    The Account is comprised of the following Sub-Accounts: the AllianceBernstein VPS Balanced Wealth Strategy Portfolio, AllianceBernstein VPS International Value Portfolio, AllianceBernstein VPS Small/Mid Cap Value Portfolio, AllianceBernstein VPS Value Portfolio, AllianceBernstein VPS International Growth Portfolio, Invesco V.I. Government Securities Fund, Invesco V.I. High Yield Fund, Invesco V.I. International Growth Fund, Invesco V.I. Diversified Dividend Fund (formerly Invesco V.I. Dividend Growth Fund), American Funds Global Growth Fund, American Funds Growth Fund, American Funds Growth-Income Fund, American Funds International Fund, American Funds Global Small Capitalization Fund, Sterling Capital Strategic Allocation Equity VIF, Sterling Capital Select Equity VIF, Sterling Capital Special Opportunities VIF, Sterling Capital Total Return Bond VIF, Wells Fargo Advantage VT Omega Growth Fund, Fidelity VIP Equity-Income Portfolio, Fidelity VIP Growth Portfolio, Fidelity VIP Contrafund(R) Portfolio, Fidelity VIP Mid Cap Portfolio, Fidelity VIP Value Strategies Portfolio, Fidelity VIP Dynamic Capital Appreciation Portfolio, Franklin Income Securities Fund, Franklin Small-Mid Cap Growth Securities Fund, Franklin Small Cap Value Securities Fund, Franklin Strategic Income Securities Fund, Mutual Shares Securities Fund, Templeton Developing Markets Securities Fund, Templeton Growth Securities Fund, Templeton Global Bond Securities Fund, Hartford Balanced HLS Fund (formerly Hartford Advisers HLS Fund), Hartford Total Return Bond HLS Fund, Hartford Capital Appreciation HLS Fund, Hartford Dividend and Growth HLS Fund, Hartford Global Research HLS Fund, Hartford Global Growth HLS Fund, Hartford Disciplined Equity HLS Fund, Hartford Growth HLS Fund, Hartford Growth Opportunities HLS Fund, Hartford High Yield HLS Fund, Hartford Index HLS Fund, Hartford International Opportunities HLS Fund, Hartford Small/Mid Cap Equity HLS Fund, Hartford MidCap Value HLS Fund, Hartford Money Market HLS Fund, Hartford Small Company HLS Fund, Hartford SmallCap Growth HLS Fund, Hartford Stock HLS Fund, Hartford U.S. Government Securities HLS Fund, Hartford Value HLS Fund, American Funds Bond HLS Fund, American Funds Global Small Capitalization HLS Fund, American Funds Growth HLS Fund, American Funds International HLS Fund, Huntington VA Income Equity Fund, Huntington VA Dividend Capture Fund, Huntington VA Growth Fund, Huntington VA Mid Corp America Fund (merged with Huntington VA New Economy Fund), Huntington VA Rotating Markets Fund, Huntington VA International Equity Fund, Huntington VA Macro 100 Fund, Huntington VA Mortgage Securities Fund, Huntington VA Situs Fund, Lord Abbett Fundamental Equity Fund, Lord Abbett Calibrated Dividend Growth Fund (formerly Lord Abbett Capital Structure Fund), Lord Abbett Bond-Debenture Fund, Lord Abbett Growth and Income Fund, Lord Abbett Classic Stock Fund, MFS(R) Core Equity Fund, MFS(R) Growth Fund, MFS(R) Investors Growth Stock Fund, MFS(R) Investors Trust Fund, MFS(R) Total Return Fund, MFS(R) Value Fund, Invesco Van Kampen V.I. Equity and Income Fund, UIF Core Plus Fixed Income Portfolio, UIF Emerging Markets Debt Portfolio, UIF Emerging Markets Equity Portfolio, UIF Mid Cap Growth Portfolio, Invesco Van Kampen V.I. American Value Fund (formerly Invesco Van Kampen V.I. Mid Cap Value Fund), Morgan Stanley Focus Growth Portfolio, Morgan Stanley Multi Cap Growth Portfolio, Morgan Stanley Mid Cap Growth Portfolio, Morgan Stanley Flexible Income Portfolio, Morgan Stanley Growth Portfolio, Morgan Stanley Money Market Portfolio, Morgan Stanley Global Infrastructure Portfolio, Invesco V.I. Equally-Weighted S&P 500 Fund (formerly Invesco V.I. Select Dimensions Equally-Weighted S&P 500 Fund), UIF Small Company Growth Portfolio, UIF Global Franchise Portfolio, Wilmington Managed Allocation Fund -- Moderate Growth II (formerly MTB Managed Allocation Fund -- Moderate Growth II)++, Oppenheimer Small-& Mid-Cap Growth Fund/VA, Oppenheimer Capital Appreciation Fund/VA, Oppenheimer Global Securities Fund/VA, Oppenheimer Main Street Fund(R)/VA, Oppenheimer Main Street Small- & Mid-Cap Fund/VA, Putnam VT Diversified Income Fund, Putnam VT Global Asset Allocation Fund, Putnam VT Growth and Income Fund, Putnam VT International Value Fund, Putnam VT International Equity Fund, Putnam VT Investors Fund, Putnam VT Multi-Cap Growth Fund, Putnam VT Small Cap Value Fund, Putnam VT George Putnam Balanced Fund, Putnam VT Voyager Fund, Putnam VT Equity Income Fund, Pioneer Fund VCT Portfolio, Invesco Van Kampen V.I. Growth and Income Fund, Invesco Van Kampen V.I. Comstock Fund, Invesco Van Kampen V.I. American Franchise Fund (formerly Invesco Van Kampen V.I. Capital

-------------------------------------------------------------------------------

    Growth Fund), Invesco Van Kampen V.I. Mid Cap Growth Fund, Wells Fargo Advantage VT Total Return Bond Fund, Wells Fargo Advantage VT Intrinsic Value Fund, Wells Fargo Advantage VT International Equity Fund, Wells Fargo Advantage VT Small Cap Growth Fund, Wells Fargo Advantage VT Small Cap Value Fund, and Wells Fargo Advantage VT Opportunity Fund.

* This fund was not funded as of December 31, 2012, and as a result, it is not presented in the statements of assets and liabilities.

++ During 2012, the following Sub-Account was liquidated: Wilmington Managed Allocation Fund -- Moderate Growth II

    The Sub-Accounts are invested in mutual funds (the "Funds") of the same name.

    Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the Sponsor Company's other assets and liabilities and are not chargeable with liabilities arising out of any other business the Sponsor Company may conduct.

2.     SIGNIFICANT ACCOUNTING POLICIES:

    The following is a summary of significant accounting policies of the Account, which are in accordance with accounting principles generally accepted in the United States of America (U.S. GAAP):

       a) SECURITY TRANSACTIONS -- Security transactions are recorded on the trade date (date the order to buy or sell is executed). Realized gains and losses on the sales of securities are computed using the average cost method. Dividend income is either accrued daily or as of the ex-dividend date based upon the fund. Net realized gain on distributions income is accrued as of the ex-dividend date. Net realized gain on distributions income represents those dividends from the Funds, which are characterized as capital gains under tax regulations.

       b) UNIT TRANSACTIONS -- Unit transactions are executed based on the unit values calculated at the close of the business day.

       c) FEDERAL INCOME TAXES -- The operations of the Account form a part of, and are taxed with, the total operations of the Sponsor Company, which is taxed as an insurance company under the Internal Revenue Code (IRC). Under the current provisions of the IRC, the Sponsor Company does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited to the contract owners. Based on this, no charge is being made currently to the Account for federal income taxes. The Sponsor Company will review periodically the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

       d) USE OF ESTIMATES -- The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of income and expenses during the period. The most significant estimate contained within the financial statements are the fair value measurements.

       e) MORTALITY RISK -- The mortality risk associated with net assets allocated to contracts in the annuity period is determined using certain mortality tables. The mortality risk is fully borne by the Sponsor Company and may result in additional amounts being transferred into the Account by the Sponsor Company to cover greater longevity of contract owners than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the Sponsor Company.

       f) FAIR VALUE MEASUREMENTS -- The Sub-Accounts' investments are carried at fair value in the Account's financial statements. The investments in shares of the Funds are valued at the December 31, 2012 closing net asset value as determined by the appropriate Fund manager. For financial instruments that are carried at fair value, a hierarchy is used to place the instruments into three broad levels (Levels 1, 2 and 3) by prioritizing the inputs in the valuation techniques used to measure fair value.

       Level 1: Observable inputs that reflect unadjusted quoted prices for identical assets or liabilities in active markets that the Account has the ability to access at the measurement date. Level 1 investments include highly liquid open-ended management investment companies ("mutual funds").

       Level 2: Observable inputs, other than unadjusted quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Level 2 investments include those that are model priced by vendors using observable inputs.

       Level 3: Valuations that are derived from techniques in which one or more of the significant inputs are unobservable (including assumptions about risk). Because Level 3 fair values, by their nature, contain

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

       unobservable market inputs, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

       In certain cases, the inputs used to measure fair value fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement.

       As of December 31, 2012, the Sub-Accounts invest in mutual funds which are carried at fair value and represent Level 1 investments under the fair value hierarchy levels. There were no Level 2 or Level 3 investments in the Sub-Accounts. The Account's policy is to recognize transfers of securities among the levels at the beginning of the reporting period. There were no transfers among the levels for the year ended December 31, 2012.

       g) ACCOUNTING FOR UNCERTAIN TAX POSITIONS -- Management evaluates whether or not there are uncertain tax positions that require financial statement recognition and has determined that no reserves for uncertain tax positions are required at December 31, 2012. The 2007 through 2012 tax years generally remain subject to examination by U.S. federal and most state tax authorities.

3.     ADMINISTRATION OF THE ACCOUNT AND RELATED CHARGES:

    Each Sub-account is charged certain fees, according to contract terms, as follows:

       a) MORTALITY AND EXPENSE RISK CHARGES -- The Sponsor Company, as an issuer of variable annuity contracts, assesses mortality and expense risk charges for which it receives a maximum annual fee of 1.60% of the Sub-Account's average daily net assets. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       b) ADMINISTRATIVE CHARGES -- The Sponsor Company provides administrative services to the Account and receives a maximum annual fee of 0.20% of the Sub-Account's average daily net assets for these services. These charges are reflected in the accompanying statements of operations as a reduction in unit value.

       c) ANNUAL MAINTENANCE FEES -- An annual maintenance fee up to a maximum of $30 may be charged. These charges are deducted through a redemption of units from applicable contract owners' accounts and are reflected in surrenders for benefit payments and fees in the accompanying statements of changes in net assets.

       d) RIDER CHARGES -- The Sponsor Company will charge an expense for various rider charges, which are either included in the mortality and expense risk charges in the accompanying statements of operations or the surrenders for benefit payments and fees in the accompanying statements of changes in net assets. For further detail regarding specific product rider charges, please refer to Note 6, Financial Highlights.

4.     PURCHASES AND SALES OF INVESTMENTS:

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2012 were as follows:

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced Wealth Strategy
 Portfolio                                             $2,673,192     $7,863,076
AllianceBernstein VPS International Value
 Portfolio                                              8,212,733     16,291,308
AllianceBernstein VPS Small/Mid Cap Value
 Portfolio                                              1,536,758      3,628,154
AllianceBernstein VPS Value Portfolio                   1,816,428     10,922,909
AllianceBernstein VPS International Growth
 Portfolio                                                503,809      1,151,417
Invesco V.I. Government Securities Fund                    30,774         52,285
Invesco V.I. High Yield Fund                               79,436        174,161
Invesco V.I. International Growth Fund                        226            174
Invesco V.I. Diversified Dividend Fund*                   218,799      1,088,902
American Funds Global Growth Fund                         147,436        642,979
American Funds Growth Fund                                776,393      4,054,131

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
American Funds Growth-Income Fund                        $813,164     $2,539,691
American Funds International Fund                         333,005      1,549,458
American Funds Global Small Capitalization Fund            92,764        268,232
Sterling Capital Strategic Allocation Equity VIF            6,858        168,183
Sterling Capital Select Equity VIF                         44,649        424,538
Sterling Capital Special Opportunities VIF                826,706      3,196,366
Sterling Capital Total Return Bond VIF                    740,523      1,631,217
Wells Fargo Advantage VT Omega Growth Fund                227,626        163,012
Fidelity VIP Equity-Income Portfolio                    8,207,895     12,875,816
Fidelity VIP Growth Portfolio                           2,105,640      4,439,854
Fidelity VIP Contrafund(R) Portfolio                    8,285,342     51,596,380
Fidelity VIP Mid Cap Portfolio                          8,690,384     15,716,421
Fidelity VIP Value Strategies Portfolio                 1,672,042      2,013,579
Fidelity VIP Dynamic Capital Appreciation
 Portfolio                                              2,997,502        973,184
Franklin Income Securities Fund                             4,311          2,159
Franklin Small-Mid Cap Growth Securities Fund             232,603        340,518
Franklin Small Cap Value Securities Fund                      158            287
Franklin Strategic Income Securities Fund                 747,512      1,380,704
Mutual Shares Securities Fund                             132,431      1,333,278
Templeton Developing Markets Securities Fund               20,426        232,941
Templeton Growth Securities Fund                           69,329        390,785
Templeton Global Bond Securities Fund                         164             61
Hartford Balanced HLS Fund*                             5,096,999      7,318,808
Hartford Total Return Bond HLS Fund                    48,188,326     72,210,866
Hartford Capital Appreciation HLS Fund                  4,175,519     10,536,214
Hartford Dividend and Growth HLS Fund                  10,078,372     41,743,342
Hartford Global Research HLS Fund                         127,997        365,651
Hartford Global Growth HLS Fund                           914,780      1,435,290
Hartford Disciplined Equity HLS Fund                    3,674,449     36,076,806
Hartford Growth HLS Fund                                1,551,900      2,982,484
Hartford Growth Opportunities HLS Fund                  2,386,302      9,338,177
Hartford High Yield HLS Fund                           12,324,161     11,222,039
Hartford Index HLS Fund                                 2,279,126      2,098,991
Hartford International Opportunities HLS Fund           4,135,085     15,973,347
Hartford Small/Mid Cap Equity HLS Fund                  1,208,352      1,338,662
Hartford MidCap Value HLS Fund                          1,269,897      1,372,839
Hartford Money Market HLS Fund                         37,768,342     43,918,211
Hartford Small Company HLS Fund                         1,041,368      4,942,265
Hartford SmallCap Growth HLS Fund                       3,430,975      7,787,924
Hartford Stock HLS Fund                                   968,661      3,307,193
Hartford U.S. Government Securities HLS Fund           21,748,988     29,208,794
Hartford Value HLS Fund                                 2,380,913     11,186,979
American Funds Bond HLS Fund                                2,400            700
American Funds Global Small Capitalization HLS
 Fund                                                           6              1
American Funds Growth HLS Fund                                382            699
American Funds International HLS Fund                         470            404
Huntington VA Income Equity Fund                           91,730        450,640
Huntington VA Dividend Capture Fund                       392,189        840,393

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Huntington VA Growth Fund                                 $22,668       $460,494
Huntington VA Mid Corp America Fund*                    1,957,028      2,812,433
Huntington VA Rotating Markets Fund                        64,623        157,649
Huntington VA International Equity Fund                   104,012        462,783
Huntington VA Macro 100 Fund                               28,093        225,150
Huntington VA Mortgage Securities Fund                    129,356        277,381
Huntington VA Situs Fund                                  143,103      1,065,542
Lord Abbett Fundamental Equity Fund                       914,161      2,408,339
Lord Abbett Calibrated Dividend Growth Fund*              397,158      1,442,672
Lord Abbett Bond-Debenture Fund                        10,091,033     11,467,093
Lord Abbett Growth and Income Fund                      2,130,629     15,168,489
Lord Abbett Classic Stock Fund                            712,892      1,503,678
MFS(R) Core Equity Fund                                    53,308         25,154
MFS(R) Growth Fund                                         94,066        162,925
MFS(R) Investors Growth Stock Fund                         30,187         15,011
MFS(R) Investors Trust Fund                                44,084        137,177
MFS(R) Total Return Fund                                  323,224      1,489,945
MFS(R) Value Fund                                             353            790
Invesco Van Kampen V.I. Equity and Income Fund            114,214        862,025
UIF Core Plus Fixed Income Portfolio                      593,047      1,075,160
UIF Emerging Markets Debt Portfolio                        94,174        138,766
UIF Emerging Markets Equity Portfolio                   2,837,805      6,893,360
UIF Mid Cap Growth Portfolio                            2,205,874      3,718,460
Invesco Van Kampen V.I. American Value Fund*            1,441,582      2,642,961
Morgan Stanley Focus Growth Portfolio                     257,863      1,099,455
Morgan Stanley Multi Cap Growth Portfolio                 126,908        193,581
Morgan Stanley Mid Cap Growth Portfolio                   223,031        328,036
Morgan Stanley Flexible Income Portfolio                  179,636        378,524
Morgan Stanley Growth Portfolio                           139,566        474,364
Morgan Stanley Money Market Portfolio                   1,519,046      2,402,405
Morgan Stanley Global Infrastructure Portfolio            367,351        545,240
Invesco V.I. Equally-Weighted S&P 500 Fund*             1,237,267      1,577,267
UIF Small Company Growth Portfolio                        111,192        112,674
UIF Global Franchise Portfolio                            114,149        186,374
Wilmington Managed Allocation Fund -- Moderate
 Growth II*                                                70,898      2,555,667
Oppenheimer Small-& Mid-Cap Growth Fund/VA                993,350      2,496,044
Oppenheimer Capital Appreciation Fund/VA                1,497,336      9,083,875
Oppenheimer Global Securities Fund/VA                   4,209,912     25,130,608
Oppenheimer Main Street Fund(R)/VA                        815,732      2,061,233
Oppenheimer Main Street Small- & Mid-Cap Fund/VA        2,054,557     12,766,423
Putnam VT Diversified Income Fund                       6,263,517      9,889,394
Putnam VT Global Asset Allocation Fund                    931,015      1,990,529
Putnam VT Growth and Income Fund                          513,157      1,006,613
Putnam VT International Value Fund                        310,500        322,894
Putnam VT International Equity Fund                     3,992,956     11,009,844
Putnam VT Investors Fund                                1,252,345      6,779,453
Putnam VT Multi-Cap Growth Fund                           295,467        352,027
Putnam VT Small Cap Value Fund                          1,520,452      8,465,980

-------------------------------------------------------------------------------

                                                      PURCHASES      PROCEEDS
SUB-ACCOUNT                                            AT COST      FROM SALES
--------------------------------------------------------------------------------
Putnam VT George Putnam Balanced Fund                    $626,079     $1,327,745
Putnam VT Voyager Fund                                  1,116,542      1,953,063
Putnam VT Equity Income Fund                            1,591,639      2,386,485
Pioneer Fund VCT Portfolio                                  9,298         40,531
Invesco Van Kampen V.I. Growth and Income Fund          1,222,094      5,735,311
Invesco Van Kampen V.I. Comstock Fund                   1,911,260     12,314,315
Invesco Van Kampen V.I. American Franchise Fund*           29,237         59,659
Invesco Van Kampen V.I. Mid Cap Growth Fund                65,499         53,939
Wells Fargo Advantage VT Total Return Bond Fund             1,590            648
Wells Fargo Advantage VT Intrinsic Value Fund                  62            233
Wells Fargo Advantage VT International Equity
 Fund                                                     303,473        357,952
Wells Fargo Advantage VT Small Cap Growth Fund            225,227        787,504
Wells Fargo Advantage VT Small Cap Value Fund             346,614      2,015,995
Wells Fargo Advantage VT Opportunity Fund                   9,564         43,879

*   See Note 1 for additional information related to this Sub-Account.

5.     CHANGES IN UNITS OUTSTANDING:

    The changes in units outstanding for the year ended December 31, 2012 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             175,199       632,874       (457,675)
AllianceBernstein VPS
 International Value Portfolio         951,147     1,913,101       (961,954)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                    79,005       262,600       (183,595)
AllianceBernstein VPS Value
 Portfolio                             125,478     1,144,057     (1,018,579)
AllianceBernstein VPS
 International Growth Portfolio         61,547       150,591        (89,044)
Invesco V.I. Government
 Securities Fund                         2,125         4,322         (2,197)
Invesco V.I. High Yield Fund             4,600        15,692        (11,092)
Invesco V.I. International
 Growth Fund                                18            14              4
Invesco V.I. Diversified
 Dividend Fund*                          7,673        94,221        (86,548)
American Funds Global Growth
 Fund                                   10,397        46,933        (36,536)
American Funds Growth Fund              59,369       373,925       (314,556)
American Funds Growth-Income
 Fund                                   49,525       178,114       (128,589)
American Funds International
 Fund                                   25,810       132,730       (106,920)
American Funds Global Small
 Capitalization Fund                     4,417        16,055        (11,638)
Sterling Capital Strategic
 Allocation Equity VIF                   1,969       150,168       (148,199)
Sterling Capital Select Equity
 VIF                                    17,652       284,347       (266,695)
Sterling Capital Special
 Opportunities VIF                     191,487     1,610,637     (1,419,150)
Sterling Capital Total Return
 Bond VIF                              285,010     1,144,437       (859,427)
Wells Fargo Advantage VT Omega
 Growth Fund                           212,386       166,141         46,245
Fidelity VIP Equity-Income
 Portfolio                             321,707     1,126,599       (804,892)
Fidelity VIP Growth Portfolio          171,569       341,784       (170,215)
Fidelity VIP Contrafund(R)
 Portfolio                             421,206     3,618,443     (3,197,237)
Fidelity VIP Mid Cap Portfolio         236,819     1,061,896       (825,077)
Fidelity VIP Value Strategies
 Portfolio                             139,329       163,236        (23,907)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                312,666        97,920        214,746
Franklin Income Securities Fund            149           154             (5)
Franklin Small-Mid Cap Growth
 Securities Fund                        10,378        31,644        (21,266)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Franklin Small Cap Value
 Securities Fund                            13            24            (11)
Franklin Strategic Income
 Securities Fund                        17,368        98,717        (81,349)
Mutual Shares Securities Fund            2,070        83,947        (81,877)
Templeton Developing Markets
 Securities Fund                            59         9,979         (9,920)
Templeton Growth Securities Fund         3,246        30,406        (27,160)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Balanced HLS Fund*          2,668,201     4,366,552     (1,698,351)
Hartford Total Return Bond HLS
 Fund                               12,656,838    32,211,290    (19,554,452)
Hartford Capital Appreciation
 HLS Fund                              320,331       862,517       (542,186)
Hartford Dividend and Growth HLS
 Fund                                2,703,721    20,319,951    (17,616,230)
Hartford Global Research HLS
 Fund                                   12,020        35,464        (23,444)
Hartford Global Growth HLS Fund        581,099       906,267       (325,168)
Hartford Disciplined Equity HLS
 Fund                                  841,669    26,174,064    (25,332,395)
Hartford Growth HLS Fund             1,104,000     2,050,848       (946,848)
Hartford Growth Opportunities
 HLS Fund                            1,195,306     4,970,120     (3,774,814)
Hartford High Yield HLS Fund         4,049,615     5,398,504     (1,348,889)
Hartford Index HLS Fund              1,611,412     1,449,572        161,840
Hartford International
 Opportunities HLS Fund              1,825,127     9,816,743     (7,991,616)
Hartford Small/Mid Cap Equity
 HLS Fund                               62,577       132,280        (69,703)
Hartford MidCap Value HLS Fund          98,211       105,095         (6,884)
Hartford Money Market HLS Fund      30,604,319    34,119,370     (3,515,051)
Hartford Small Company HLS Fund        544,963     2,334,301     (1,789,338)
Hartford SmallCap Growth HLS
 Fund                                1,857,581     4,334,561     (2,476,980)
Hartford Stock HLS Fund                567,208     2,118,334     (1,551,126)
Hartford U.S. Government
 Securities HLS Fund                14,970,924    22,431,314     (7,460,390)
Hartford Value HLS Fund                946,887     7,670,235     (6,723,348)
American Funds Bond HLS Fund               164            52            112
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              35            64            (29)
American Funds International HLS
 Fund                                       48            42              6
Huntington VA Income Equity Fund        22,471       332,010       (309,539)
Huntington VA Dividend Capture
 Fund                                  143,502       450,757       (307,255)
Huntington VA Growth Fund               20,708       453,303       (432,595)
Huntington VA Mid Corp America
 Fund*                                 903,753     1,740,061       (836,308)
Huntington VA Rotating Markets
 Fund                                   28,632        96,529        (67,897)
Huntington VA International
 Equity Fund                             7,218        35,968        (28,750)
Huntington VA Macro 100 Fund            25,492       212,955       (187,463)
Huntington VA Mortgage
 Securities Fund                         8,596        21,522        (12,926)
Huntington VA Situs Fund                92,635       655,941       (563,306)
Lord Abbett Fundamental Equity
 Fund                                   58,013       177,460       (119,447)
Lord Abbett Calibrated Dividend
 Growth Fund*                           20,172       109,694        (89,522)
Lord Abbett Bond-Debenture Fund        478,471       747,098       (268,627)
Lord Abbett Growth and Income
 Fund                                  136,573     1,381,965     (1,245,392)
Lord Abbett Classic Stock Fund          54,603       120,257        (65,654)
MFS(R) Core Equity Fund                  7,042         2,523          4,519
MFS(R) Growth Fund                       9,137        17,594         (8,457)
MFS(R) Investors Growth Stock
 Fund                                    1,824         1,223            601
MFS(R) Investors Trust Fund              2,616        14,131        (11,515)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
MFS(R) Total Return Fund                12,676        97,376        (84,700)
MFS(R) Value Fund                           19            70            (51)
Invesco Van Kampen V.I. Equity
 and Income Fund                         3,649        68,561        (64,912)
UIF Core Plus Fixed Income
 Portfolio                              24,139        66,489        (42,350)
UIF Emerging Markets Debt
 Portfolio                               2,997         6,005         (3,008)
UIF Emerging Markets Equity
 Portfolio                             174,520       398,648       (224,128)
UIF Mid Cap Growth Portfolio            58,952       227,744       (168,792)
Invesco Van Kampen V.I. American
 Value Fund*                            93,400       164,637        (71,237)
Morgan Stanley Focus Growth
 Portfolio                               2,020        39,414        (37,394)
Morgan Stanley Multi Cap Growth
 Portfolio                                 913        16,047        (15,134)
Morgan Stanley Mid Cap Growth
 Portfolio                               4,987        10,596         (5,609)
Morgan Stanley Flexible Income
 Portfolio                               5,134        61,177        (56,043)
Morgan Stanley Growth Portfolio          5,198        29,888        (24,690)
Morgan Stanley Money Market
 Portfolio                             144,228       286,836       (142,608)
Morgan Stanley Global
 Infrastructure Portfolio                6,952        30,449        (23,497)
Invesco V.I. Equally-Weighted
 S&P 500 Fund*                           8,131        58,555        (50,424)
UIF Small Company Growth
 Portfolio                               6,763         7,708           (945)
UIF Global Franchise Portfolio           4,967         8,111         (3,144)
Wilmington Managed Allocation
 Fund -- Moderate Growth II*            45,149     2,292,953     (2,247,804)
Oppenheimer Small-& Mid-Cap
 Growth Fund/VA                         95,164       227,397       (132,233)
Oppenheimer Capital Appreciation
 Fund/VA                               127,506       780,433       (652,927)
Oppenheimer Global Securities
 Fund/VA                               135,980     1,862,087     (1,726,107)
Oppenheimer Main Street
 Fund(R)/VA                             68,518       171,421       (102,903)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                       149,920       964,810       (814,890)
Putnam VT Diversified Income
 Fund                                  200,438       487,539       (287,101)
Putnam VT Global Asset
 Allocation Fund                        29,716        83,001        (53,285)
Putnam VT Growth and Income Fund        17,467        41,333        (23,866)
Putnam VT International Value
 Fund                                   44,098        50,563         (6,465)
Putnam VT International Equity
 Fund                                  266,733       870,968       (604,235)
Putnam VT Investors Fund               108,897       724,992       (616,095)
Putnam VT Multi-Cap Growth Fund         23,182        26,282         (3,100)
Putnam VT Small Cap Value Fund          65,171       372,028       (306,857)
Putnam VT George Putnam Balanced
 Fund                                   49,275       109,839        (60,564)
Putnam VT Voyager Fund                  40,791        69,808        (29,017)
Putnam VT Equity Income Fund            91,144       143,501        (52,357)
Pioneer Fund VCT Portfolio                 994        34,769        (33,775)
Invesco Van Kampen V.I. Growth
 and Income Fund                        56,373       336,823       (280,450)
Invesco Van Kampen V.I. Comstock
 Fund                                   82,741       744,048       (661,307)
Invesco Van Kampen V.I. American
 Franchise Fund*                         2,034         3,938         (1,904)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                             4,086         3,837            249
Wells Fargo Advantage VT Total
 Return Bond Fund                           --            --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                        9           139           (130)
Wells Fargo Advantage VT
 International Equity Fund             174,040       341,214       (167,174)
Wells Fargo Advantage VT Small
 Cap Growth Fund                         9,284        60,769        (51,485)
Wells Fargo Advantage VT Small
 Cap Value Fund                         23,337       159,448       (136,111)
Wells Fargo Advantage VT
 Opportunity Fund                          677         3,501         (2,824)

*   See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

    The changes in units outstanding for the year ended December 31, 2011 were as follows:

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
AllianceBernstein VPS Balanced
 Wealth Strategy Portfolio             319,376       732,538       (413,162)
AllianceBernstein VPS
 International Value Portfolio       1,396,018     1,434,694        (38,676)
AllianceBernstein VPS Small/Mid
 Cap Value Portfolio                   158,127       294,409       (136,282)
AllianceBernstein VPS Value
 Portfolio                             408,535       964,318       (555,783)
AllianceBernstein VPS
 International Growth Portfolio        182,540       217,466        (34,926)
Invesco V.I. Government
 Securities Fund                        45,321        59,511        (14,190)
Invesco V.I. High Yield Fund            89,367        88,429            938
Invesco V.I. International
 Growth Fund                                43            15             28
Invesco V.I. Dividend Growth
 Fund                                  870,450       624,261        246,189
American Funds Global Growth
 Fund                                   12,967        68,471        (55,504)
American Funds Growth Fund              89,214       466,573       (377,359)
American Funds Growth-Income
 Fund                                   56,047       283,051       (227,004)
American Funds International
 Fund                                   46,156       259,124       (212,968)
American Funds Global Small
 Capitalization Fund                     5,163        41,309        (36,146)
Sterling Capital Strategic
 Allocation Equity VIF                  10,244       124,549       (114,305)
Sterling Capital Select Equity
 VIF                                   111,429       297,414       (185,985)
Sterling Capital Special
 Opportunities VIF                     538,789     1,391,416       (852,627)
Sterling Capital Total Return
 Bond VIF                            1,287,339     1,913,107       (625,768)
Wells Fargo Advantage VT Omega
 Growth Fund                           145,903       227,268        (81,365)
Fidelity VIP Equity-Income
 Portfolio                             357,324       947,487       (590,163)
Fidelity VIP Growth Portfolio          252,263       465,402       (213,139)
Fidelity VIP Contrafund(R)
 Portfolio                             479,326     3,363,600     (2,884,274)
Fidelity VIP Mid Cap Portfolio         313,070       944,885       (631,815)
Fidelity VIP Value Strategies
 Portfolio                             111,826       193,612        (81,786)
Fidelity VIP Dynamic Capital
 Appreciation Portfolio                 39,681        70,269        (30,588)
Franklin Income Securities Fund             54           112            (58)
Franklin Small-Mid Cap Growth
 Securities Fund                        27,164       126,575        (99,411)
Franklin Small Cap Value
 Securities Fund                            28            26              2
Franklin Strategic Income
 Securities Fund                        30,332        96,963        (66,631)
Mutual Shares Securities Fund           27,765       132,591       (104,826)
Templeton Developing Markets
 Securities Fund                         4,578        12,645         (8,067)
Templeton Growth Securities Fund         8,300        25,950        (17,650)
Templeton Global Bond Securities
 Fund                                       --             2             (2)
Hartford Advisers HLS Fund           1,067,363     2,593,645     (1,526,282)
Hartford Total Return Bond HLS
 Fund                               17,643,547    37,505,943    (19,862,396)
Hartford Capital Appreciation
 HLS Fund                              947,583     1,381,476       (433,893)
Hartford Dividend and Growth HLS
 Fund                                3,136,781    18,778,099    (15,641,318)
Hartford Global Research HLS
 Fund                                   38,265        26,538         11,727
Hartford Global Growth HLS Fund        389,332       937,007       (547,675)
Hartford Disciplined Equity HLS
 Fund                                2,650,755    26,025,460    (23,374,705)
Hartford Growth HLS Fund             1,509,967     2,118,680       (608,713)
Hartford Growth Opportunities
 HLS Fund                            1,536,768     3,632,171     (2,095,403)
Hartford High Yield HLS Fund         6,980,908    10,051,068     (3,070,160)
Hartford Index HLS Fund              1,277,929     1,591,959       (314,030)
Hartford International
 Opportunities HLS Fund              3,497,792     7,363,466     (3,865,674)
Hartford Small/Mid Cap Equity
 HLS Fund                              181,733       194,650        (12,917)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
Hartford MidCap Value HLS Fund         108,964       115,665         (6,701)
Hartford Money Market HLS Fund      51,613,847    54,404,997     (2,791,150)
Hartford Small Company HLS Fund      2,317,415     3,686,017     (1,368,602)
Hartford SmallCap Growth HLS
 Fund                                4,537,514     5,253,480       (715,966)
Hartford Stock HLS Fund                401,041     1,630,074     (1,229,033)
Hartford U.S. Government
 Securities HLS Fund                15,312,258    30,977,590    (15,665,332)
Hartford Value HLS Fund              2,081,349     6,305,097     (4,223,748)
American Funds Bond HLS Fund               152           179            (27)
American Funds Global Small
 Capitalization HLS Fund                    --            --             --
American Funds Growth HLS Fund              64            67             (3)
American Funds International HLS
 Fund                                      104            11             93
Huntington VA Income Equity Fund        78,364       259,284       (180,920)
Huntington VA Dividend Capture
 Fund                                  126,259       328,047       (201,788)
Huntington VA Growth Fund              101,830       216,524       (114,694)
Huntington VA Mid Corp America
 Fund                                   71,072       208,706       (137,634)
Huntington VA New Economy Fund          91,168       369,362       (278,194)
Huntington VA Rotating Markets
 Fund                                   17,056        81,899        (64,843)
Huntington VA International
 Equity Fund                             8,170        40,141        (31,971)
Huntington VA Macro 100 Fund            27,979       134,303       (106,324)
Huntington VA Mortgage
 Securities Fund                        12,089        42,249        (30,160)
Huntington VA Situs Fund                72,202       629,622       (557,420)
Lord Abbett Fundamental Equity
 Fund                                  176,502       171,392          5,110
Lord Abbett Capital Structure
 Fund                                   85,277       102,125        (16,848)
Lord Abbett Bond-Debenture Fund        558,701       574,220        (15,519)
Lord Abbett Growth and Income
 Fund                                  197,673     1,525,915     (1,328,242)
Lord Abbett Classic Stock Fund          72,151       133,612        (61,461)
MFS(R) Core Equity Fund                    557        13,882        (13,325)
MFS(R) Growth Fund                          76        20,181        (20,105)
MFS(R) Investors Growth Stock
 Fund                                   10,898         9,354          1,544
MFS(R) Investors Trust Fund              8,799        71,894        (63,095)
MFS(R) Total Return Fund                17,287       152,233       (134,946)
MFS(R) Value Fund                           46            38              8
Invesco Van Kampen V.I. Equity
 and Income Fund                       393,278       441,723        (48,445)
UIF Core Plus Fixed Income
 Portfolio                              36,320       244,761       (208,441)
UIF Emerging Markets Debt
 Portfolio                              15,312        14,203          1,109
UIF Emerging Markets Equity
 Portfolio                             216,643       432,907       (216,264)
UIF Mid Cap Growth Portfolio           157,816       257,702        (99,886)
Invesco Van Kampen V.I. Mid Cap
 Value Fund                             75,410       230,641       (155,231)
Morgan Stanley Focus Growth
 Portfolio                               9,853        89,074        (79,221)
Morgan Stanley Multi Cap Growth
 Portfolio                               4,500        76,298        (71,798)
Morgan Stanley Mid Cap Growth
 Portfolio                               7,818        23,583        (15,765)
Morgan Stanley Flexible Income
 Portfolio                               8,957        22,640        (13,683)
Morgan Stanley Growth Portfolio          4,690       104,836       (100,146)
Morgan Stanley Money Market
 Portfolio                             974,374     1,234,142       (259,768)
Morgan Stanley Global
 Infrastructure Portfolio                7,967        31,952        (23,985)
Invesco V.I. Select Dimensions
 Equally Weighted S&P 500 Fund          17,380       179,284       (161,904)
UIF Small Company Growth
 Portfolio                               2,294        17,711        (15,417)
UIF Global Franchise Portfolio           4,968        16,435        (11,467)

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                     UNITS         UNITS      NET INCREASE
SUB-ACCOUNT                          ISSUED       REDEEMED     (DECREASE)
--------------------------------------------------------------------------------
MTB Managed Allocation Fund --
 Moderate Growth II                     49,542       389,185       (339,643)
Oppenheimer Small-& Mid-Cap
 Growth Fund/VA                        543,194       329,428        213,766
Oppenheimer Capital Appreciation
 Fund/VA                               146,456       833,948       (687,492)
Oppenheimer Global Securities
 Fund/VA                               271,059     1,672,228     (1,401,169)
Oppenheimer Main Street
 Fund(R)/VA                             25,814       145,228       (119,414)
Oppenheimer Main Street Small- &
 Mid-Cap Fund/VA                       379,495     1,005,796       (626,301)
Putnam VT Diversified Income
 Fund                                  262,173       418,152       (155,979)
Putnam VT Global Asset
 Allocation Fund                        63,574        64,926         (1,352)
Putnam VT Growth and Income Fund        12,116        22,649        (10,533)
Putnam VT International Value
 Fund                                   54,985        20,568         34,417
Putnam VT International Equity
 Fund                                  451,804       505,978        (54,174)
Putnam VT Investors Fund               189,626       583,933       (394,307)
Putnam VT Multi-Cap Growth Fund         15,398        35,004        (19,606)
Putnam VT Small Cap Value Fund         132,922       380,135       (247,213)
Putnam VT George Putnam Balanced
 Fund                                  181,189       152,299         28,890
Putnam VT Voyager Fund                  77,246        69,345          7,901
Putnam VT Equity Income Fund           139,114       113,904         25,210
Pioneer Fund VCT Portfolio               9,454       143,100       (133,646)
Invesco Van Kampen V.I. Growth
 and Income Fund                        86,288       431,849       (345,561)
Invesco Van Kampen V.I. Comstock
 Fund                                  184,394       655,523       (471,129)
Invesco Van Kampen V.I. Capital
 Growth Fund                                26         3,293         (3,267)
Invesco Van Kampen V.I. Mid Cap
 Growth Fund                               125         9,118         (8,993)
Wells Fargo Advantage VT Total
 Return Bond Fund                           --            --             --
Wells Fargo Advantage VT
 Intrinsic Value Fund                       44            89            (45)
Wells Fargo Advantage VT
 International Equity Fund             147,406       336,670       (189,264)
Wells Fargo Advantage VT Small
 Cap Growth Fund                        24,512        87,622        (63,110)
Wells Fargo Advantage VT Small
 Cap Value Fund                         40,179       124,245        (84,066)
Wells Fargo Advantage VT
 Opportunity Fund                       34,273       237,565       (203,292)

-------------------------------------------------------------------------------

6.     FINANCIAL HIGHLIGHTS:

    The following is a summary of units, unit fair values, net assets, expense ratios, investment income ratios, and total return ratios representing the lowest and highest contract charges for each of the periods presented within each Sub-Account that had outstanding units as of and for the period ended December 31, 2012. The unit value range presented below represents the unit values of the highest and lowest contract charges, therefore a specific Sub-Account unit value may be outside of the range presented in this table. Financial highlights for net assets allocated to Sub-Accounts that have merged during the period, if applicable, have been shown for the surviving fund.

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                               2,986,971      $12.818616      to      $14.250834         $36,373,989
 2011                               3,444,646       11.391416      to       12.906986          37,539,257
 2010                               3,857,808       10.720387      to       11.838977          43,926,655
 2009                               4,376,365        9.960690      to       10.814618          45,742,305
 2008                               4,660,775        8.249888      to        8.806247          39,959,437
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                               9,220,407        9.063687      to       12.298405          78,884,822
 2011                              10,182,361        7.996803      to       11.058787          77,379,447
 2010                              10,221,037       10.000912      to       14.095784          97,750,731
 2009                              10,917,550        6.097831      to        9.660906         101,526,824
 2008                              12,179,166        4.650983      to        7.244492          85,576,524
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                               1,029,364       14.678471      to       19.194614          14,265,092
 2011                               1,212,959       12.483330      to       16.637043          14,407,682
 2010                               1,349,241       12.463674      to       13.763974          17,784,590
 2009                               1,338,404       10.089911      to       10.954830          14,131,217
 2008                               1,413,927        7.247982      to        7.736813          10,613,748
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                               4,232,281       10.089941      to       14.044706          40,348,899
 2011                               5,250,860        8.798492      to       12.481891          43,936,888
 2010                               5,806,643        9.212624      to       13.320158          51,197,300
 2009                               6,297,769        7.672767      to        8.330677          50,564,987
 2008                               6,623,403        6.496340      to        6.934511          44,596,552
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                                 607,629        7.860671      to       14.636537           4,607,546
 2011                                 696,673        6.403907      to        6.872697           4,659,139
 2010                                 731,599        7.813082      to        8.247734           5,891,843
 2009                                 713,266        7.106822      to        7.379407           5,172,450
 2008                                 469,181        5.227997      to        5.339751           2,481,200
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                                  27,156       10.448508      to       10.637388             285,643
 2011                                  29,353       10.490959      to       10.574332             308,891
INVESCO V.I. HIGH YIELD FUND
 2012                                  57,899       10.954583      to       11.262984             647,966
 2011                                  68,991        9.638218      to        9.737940             669,986
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                                     438       10.054472      to       10.054472               4,409
 2011                                     434        8.811351      to        8.811351               3,823
 2010                                     406        9.568935      to        9.568935               3,889
 2009                                     402        8.582995      to        8.582995               3,454

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
ALLIANCEBERNSTEIN VPS
 BALANCED WEALTH STRATEGY
 PORTFOLIO
 2012                           0.75%     to       2.65%      1.91%     to       1.92%      10.41%     to       12.53%
 2011                           0.75%     to       2.65%      2.28%     to       3.43%      (5.59)%    to       (3.78)%
 2010                           0.75%     to       2.45%      2.50%     to       2.51%       7.63%     to        9.47%
 2009                           0.75%     to       2.45%      0.90%     to       0.90%      21.44%     to       23.52%
 2008                           0.75%     to       2.45%      2.64%     to       3.14%     (31.50)%    to      (30.32)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL VALUE
 PORTFOLIO
 2012                           0.75%     to       2.65%      1.05%     to       1.43%      11.21%     to       13.34%
 2011                           0.75%     to       2.65%      4.00%     to       4.92%     (21.55)%    to      (20.04)%
 2010                           0.75%     to       2.65%      2.56%     to       3.30%       1.57%     to        3.52%
 2009                           0.75%     to       2.45%      1.06%     to       1.15%      31.11%     to       33.36%
 2008                           0.75%     to       2.45%      0.76%     to       0.89%     (54.42)%    to      (53.63)%
ALLIANCEBERNSTEIN VPS
 SMALL/MID CAP VALUE
 PORTFOLIO
 2012                           0.75%     to       2.65%      0.25%     to       0.30%      15.37%     to       17.58%
 2011                           0.75%     to       2.65%      0.25%     to       0.27%     (11.01)%    to       (9.30)%
 2010                           0.75%     to       2.45%      0.27%     to       0.28%      23.53%     to       25.64%
 2009                           0.75%     to       2.45%      0.82%     to       0.83%      39.21%     to       41.59%
 2008                           0.75%     to       2.45%      0.43%     to       0.46%     (37.30)%    to      (36.23)%
ALLIANCEBERNSTEIN VPS VALUE
 PORTFOLIO
 2012                           0.75%     to       2.65%      1.56%     to       1.72%      12.52%     to       14.68%
 2011                           0.75%     to       2.65%      1.16%     to       1.19%      (6.29)%    to       (4.50)%
 2010                           0.75%     to       2.65%      1.76%     to       1.76%       8.51%     to       10.59%
 2009                           0.75%     to       2.45%      2.86%     to       3.16%      18.11%     to       20.13%
 2008                           0.75%     to       2.45%      2.12%     to       2.24%     (42.44)%    to      (41.46)%
ALLIANCEBERNSTEIN VPS
 INTERNATIONAL GROWTH
 PORTFOLIO
 2012                           0.75%     to       2.65%        --      to       1.51%      12.22%     to       14.38%
 2011                           0.75%     to       2.40%      2.63%     to       2.69%     (18.04)%    to      (16.67)%
 2010                           0.75%     to       2.40%      1.84%     to       1.92%       9.94%     to       11.77%
 2009                           0.75%     to       2.40%      4.44%     to       5.29%      35.94%     to       38.20%
 2008                           0.75%     to       2.40%        --      to         --      (50.18)%    to      (49.35)%
INVESCO V.I. GOVERNMENT
 SECURITIES FUND
 2012                           1.60%     to       2.60%      2.87%     to       2.95%      (0.40)%    to        0.60%
 2011                           1.60%     to       2.60%        --      to         --        4.91%     to        5.74%
INVESCO V.I. HIGH YIELD FUND
 2012                           1.30%     to       2.85%      5.02%     to       5.16%      13.88%     to       15.66%
 2011                           1.30%     to       2.60%        --      to         --       (3.62)%    to       (2.62)%
INVESCO V.I. INTERNATIONAL
 GROWTH FUND
 2012                           1.00%     to       1.00%      1.33%     to       1.33%      14.11%     to       14.11%
 2011                           1.00%     to       1.00%      1.14%     to       1.14%      (7.92)%    to       (7.92)%
 2010                           1.00%     to       1.00%      1.90%     to       1.90%      11.49%     to       11.49%
 2009                           1.00%     to       1.00%      3.21%     to       3.21%      33.57%     to       33.57%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                                 675,058      $11.124422      to      $11.382896          $7,661,492
 2011                                 761,606        9.616628      to        9.712980           7,388,440
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                                 189,124        1.936644      to       16.830177           2,649,774
 2011                                 225,660        1.600797      to       14.216391           2,626,490
 2010                                 281,164        1.779930      to       10.808051           3,627,408
 2009                                 305,424        1.613666      to        9.926545           3,511,626
 2008                                 301,119        1.148788      to        7.159287           2,443,542
AMERICAN FUNDS GROWTH FUND
 2012                               1,233,386        1.515544      to       17.208192          13,440,166
 2011                               1,547,942        1.302357      to       15.111751          14,474,721
 2010                               1,925,301        1.378355      to        8.922734          18,977,658
 2009                               2,273,693        1.176587      to        7.716121          19,050,838
 2008                               2,521,290        0.855005      to        5.680541          15,469,171
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                                 795,850        1.360573      to       15.456025          10,766,538
 2011                                 924,439        1.173261      to       13.620293          10,870,289
 2010                               1,151,443        1.210780      to       11.649995          14,045,200
 2009                               1,366,611        1.100825      to       10.730513          14,953,246
 2008                               1,484,142        0.849750      to        8.391543          12,449,136
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                                 476,141        1.786016      to       15.063959           4,889,454
 2011                                 583,061        1.534576      to        8.695755           5,339,390
 2010                                 796,029        1.807016      to       10.373844           8,088,398
 2009                               1,028,816        1.707156      to        9.928663           9,460,952
 2008                               1,145,963        1.208820      to        7.122349           7,477,152
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                                  81,461        2.032043      to       13.291116           1,351,268
 2011                                  93,099        1.741965      to       11.542805           1,318,829
 2010                                 129,245        2.182637      to       14.652494           2,291,310
 2009                                 146,349        1.806309      to       12.284569           2,182,655
 2008                                 174,011        7.816645      to       11.655071           1,630,828
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                                 480,996        1.045501      to        1.358586             529,441
 2011                                 629,195        0.932502      to        1.223324             624,918
 2010                                 743,500        1.017748      to        1.347912             806,332
 2009                                 750,577        0.895413      to        1.197204             721,910
 2008                                 926,101        0.723200      to        0.976170             717,655
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                               1,421,945        1.302207      to        1.472729           2,033,904
 2011                               1,688,640        1.167147      to        1.303596           2,144,519
 2010                               1,874,625        1.245768      to        1.374117           2,514,124
 2009                               2,117,795        1.140033      to        1.241859           2,579,044
 2008                               2,469,571        0.985449      to        1.060141           2,565,121
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                               4,835,626        1.826285      to        2.023186           9,615,551
 2011                               6,254,776        1.636125      to        1.790016          11,003,734
 2010                               7,107,403        1.737245      to        1.877039          13,131,758
 2009                               7,926,092        1.530877      to        1.633517          12,771,369
 2008                               8,194,764        1.092461      to        1.151245           9,328,287

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO V.I. DIVERSIFIED
 DIVIDEND FUND+
 2012                           1.30%     to       2.30%      1.88%     to       2.02%      15.68%     to       17.19%
 2011                           1.30%     to       2.30%        --      to         --       (3.83)%    to       (2.87)%
AMERICAN FUNDS GLOBAL GROWTH
 FUND
 2012                           1.30%     to       2.85%      0.87%     to       0.93%      19.12%     to       20.98%
 2011                           1.30%     to       2.65%      1.32%     to       1.33%     (11.27)%    to      (10.06)%
 2010                           1.30%     to       2.60%      0.94%     to       1.48%       8.88%     to       10.30%
 2009                           1.30%     to       2.60%      1.43%     to       1.46%      38.65%     to       40.47%
 2008                           1.30%     to       2.60%      1.82%     to       1.84%     (39.97)%    to      (39.19)%
AMERICAN FUNDS GROWTH FUND
 2012                           1.30%     to       2.85%      0.78%     to       0.79%      14.58%     to       16.37%
 2011                           1.30%     to       2.65%      0.61%     to       0.71%      (6.78)%    to       (5.51)%
 2010                           1.30%     to       2.60%      0.69%     to       0.70%      15.64%     to       17.15%
 2009                           1.30%     to       2.60%      0.63%     to       0.66%      35.83%     to       37.61%
 2008                           1.30%     to       2.60%      0.81%     to       0.84%     (45.41)%    to      (44.70)%
AMERICAN FUNDS GROWTH-INCOME
 FUND
 2012                           1.30%     to       2.85%      1.58%     to       1.65%      14.18%     to       15.97%
 2011                           1.30%     to       2.65%      1.57%     to       1.80%      (4.40)%    to       (3.10)%
 2010                           1.30%     to       2.60%      0.37%     to       1.40%       8.57%     to        9.99%
 2009                           1.30%     to       2.60%      1.53%     to       1.58%      27.87%     to       29.55%
 2008                           1.30%     to       2.60%      1.73%     to       1.75%     (39.45)%    to      (38.65)%
AMERICAN FUNDS INTERNATIONAL
 FUND
 2012                           1.30%     to       2.65%      1.52%     to       1.52%      14.82%     to       16.38%
 2011                           1.30%     to       2.60%      1.46%     to       1.70%     (16.18)%    to      (15.08)%
 2010                           1.30%     to       2.60%      1.90%     to       2.00%       4.48%     to        5.85%
 2009                           1.30%     to       2.60%      1.43%     to       1.52%      39.40%     to       41.23%
 2008                           1.30%     to       2.60%      1.96%     to       2.02%     (43.61)%    to      (42.87)%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION FUND
 2012                           1.30%     to       2.60%      1.34%     to       1.35%      15.15%     to       16.65%
 2011                           1.30%     to       2.60%      1.22%     to       1.38%     (21.22)%    to      (20.19)%
 2010                           1.30%     to       2.60%      1.52%     to       1.73%      19.28%     to       20.83%
 2009                           1.30%     to       2.60%      0.28%     to       0.37%      57.16%     to       59.21%
 2008                           1.40%     to       2.60%        --      to         --      (54.72)%    to      (54.17)%
STERLING CAPITAL STRATEGIC
 ALLOCATION EQUITY VIF
 2012                           1.15%     to       2.10%      0.87%     to       0.89%      11.06%     to       12.12%
 2011                           1.15%     to       2.10%      0.79%     to       0.81%      (9.24)%    to       (8.38)%
 2010                           1.15%     to       2.10%      1.55%     to       1.56%      12.59%     to       13.66%
 2009                           1.15%     to       2.10%      0.89%     to       0.89%      22.64%     to       23.81%
 2008                           1.15%     to       2.10%      1.36%     to       1.42%     (39.51)%    to      (38.93)%
STERLING CAPITAL SELECT
 EQUITY VIF
 2012                           1.15%     to       2.40%      0.98%     to       1.00%      11.57%     to       12.97%
 2011                           1.15%     to       2.40%      1.10%     to       1.12%      (6.31)%    to       (5.13)%
 2010                           1.15%     to       2.40%      1.26%     to       1.27%       9.28%     to       10.65%
 2009                           1.15%     to       2.40%      0.99%     to       0.99%      15.69%     to       17.14%
 2008                           1.15%     to       2.40%      1.64%     to       1.67%     (38.92)%    to      (38.15)%
STERLING CAPITAL SPECIAL
 OPPORTUNITIES VIF
 2012                           1.15%     to       2.40%      0.13%     to       0.27%      11.62%     to       13.03%
 2011                           1.15%     to       2.40%        --      to         --       (5.82)%    to       (4.64)%
 2010                           1.15%     to       2.40%      0.06%     to       0.07%      13.48%     to       14.91%
 2009                           1.15%     to       2.40%        --      to         --       40.13%     to       41.89%
 2008                           1.15%     to       2.40%      0.13%     to       0.13%     (35.29)%    to      (34.47)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                               4,228,334       $1.311058      to       $1.418723          $5,896,560
 2011                               5,087,761        1.261774      to        1.352480           6,762,332
 2010                               5,713,529        1.214340      to        1.289323           7,240,118
 2009                               6,121,274        1.151006      to        1.210523           7,299,566
 2008                               5,890,270        1.082537      to        1.127745           6,553,279
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                                 314,745        1.283169      to       13.706611             334,346
 2011                                 268,500        1.074886      to       11.626618             237,648
 2010                                 349,865        0.822613      to       12.595498             328,571
 2009                                 305,477        0.701269      to        0.970138             239,333
 2008                                 169,147        0.497429      to        0.674791              88,021
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                               4,485,437       12.114138      to       16.206500          51,368,415
 2011                               5,290,329       10.426975      to       14.216816          52,466,826
 2010                               5,880,492       10.437162      to       14.503942          58,701,280
 2009                               6,342,260        8.427667      to        9.150684          55,897,766
 2008                               6,846,856        6.649588      to        7.098308          47,167,218
FIDELITY VIP GROWTH PORTFOLIO
 2012                               1,469,410       11.504099      to       13.092760          18,198,873
 2011                               1,639,625       10.299916      to       11.530588          18,007,554
 2010                               1,852,764       10.553719      to       11.621232          20,627,962
 2009                               1,952,371        8.727311      to        9.453023          17,808,495
 2008                               2,017,954        6.985734      to        7.442810          14,600,550
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2012                              19,005,136       14.492862      to       16.426531         261,269,896
 2011                              22,202,373       12.572635      to       14.523280         266,359,398
 2010                              25,086,647       11.798816      to       13.030114         313,797,647
 2009                              27,578,951       10.340831      to       11.227714         299,242,105
 2008                              30,405,251        7.822733      to        8.350476         247,083,367
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                               4,523,657       15.344540      to       17.321033          65,564,151
 2011                               5,348,734       13.494815      to       15.525131          68,616,762
 2010                               5,980,549       13.810622      to       15.251669          87,241,344
 2009                               6,465,883       11.007723      to       11.951681          74,411,316
 2008                               6,991,415        8.071916      to        8.616452          58,451,556
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                                 648,504       11.894946      to       13.171593           8,317,322
 2011                                 672,411        9.593403      to       10.630369           6,879,588
 2010                                 754,197       10.808474      to       11.936816           8,608,324
 2009                                 703,837        8.767188      to        9.519435           6,461,966
 2008                                 578,042        5.717159      to        6.103049           3,427,118
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                                 322,643        9.437406      to       10.081592           3,222,001
 2011                                 107,897        7.907296      to        8.342186             890,492
 2010                                 138,485        8.330097      to        8.678976           1,191,506
 2009                                  58,971        7.231608      to        7.440982             434,985
 2008                                  41,838        5.455028      to        5.543220             230,653

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
STERLING CAPITAL TOTAL RETURN
 BOND VIF
 2012                           1.15%     to       2.10%      2.84%     to       2.86%       3.91%     to        4.90%
 2011                           1.15%     to       2.10%      3.58%     to       3.61%       3.91%     to        4.90%
 2010                           1.15%     to       2.10%      3.87%     to       3.87%       5.50%     to        6.51%
 2009                           1.15%     to       2.10%      3.99%     to       3.99%       6.33%     to        7.34%
 2008                           1.15%     to       2.10%      4.09%     to       4.10%       1.24%     to        2.20%
WELLS FARGO ADVANTAGE VT
 OMEGA GROWTH FUND
 2012                           1.15%     to       2.10%        --      to         --       17.89%     to       19.38%
 2011                           1.15%     to       2.10%        --      to         --       (7.50)%    to       (6.44)%
 2010                           1.15%     to       2.10%      0.89%     to       0.89%      17.30%     to       25.96%
 2009                           1.15%     to       2.10%      0.85%     to       0.85%      40.98%     to       42.32%
 2008                           1.35%     to       2.10%        --      to         --      (28.71)%    to      (28.17)%
FIDELITY VIP EQUITY-INCOME
 PORTFOLIO
 2012                           0.75%     to       2.65%      2.60%     to       4.06%      14.00%     to       16.18%
 2011                           0.75%     to       2.65%      2.33%     to       2.60%      (1.98)%    to       (0.10)%
 2010                           0.75%     to       2.65%      1.49%     to       2.14%      11.91%     to       14.06%
 2009                           0.75%     to       2.45%      2.13%     to       2.15%      26.74%     to       28.91%
 2008                           0.75%     to       2.45%      2.41%     to       3.41%     (44.20)%    to      (43.24)%
FIDELITY VIP GROWTH PORTFOLIO
 2012                           0.75%     to       2.40%      0.35%     to       0.38%      11.69%     to       13.55%
 2011                           0.75%     to       2.40%      0.12%     to       0.13%      (2.40)%    to       (0.78)%
 2010                           0.75%     to       2.40%      0.03%     to       0.03%      20.93%     to       22.94%
 2009                           0.75%     to       2.40%      0.20%     to       0.21%      24.93%     to       27.01%
 2008                           0.75%     to       2.40%      0.56%     to       0.79%     (48.56)%    to      (47.70)%
FIDELITY VIP CONTRAFUND(R)
 PORTFOLIO
 2012                           0.75%     to       2.65%      1.11%     to       1.14%      13.10%     to       15.27%
 2011                           0.75%     to       2.65%      0.77%     to       0.91%      (5.33)%    to       (3.51)%
 2010                           0.75%     to       2.45%      0.98%     to       1.02%      14.10%     to       16.05%
 2009                           0.75%     to       2.45%      1.19%     to       1.36%      32.19%     to       34.46%
 2008                           0.75%     to       2.45%      0.83%     to       0.98%     (44.08)%    to      (43.12)%
FIDELITY VIP MID CAP
 PORTFOLIO
 2012                           0.75%     to       2.65%      0.34%     to       0.42%      11.57%     to       13.71%
 2011                           0.75%     to       2.65%      0.02%     to       0.03%     (13.19)%    to      (11.52)%
 2010                           0.75%     to       2.45%      0.12%     to       0.15%      25.46%     to       27.61%
 2009                           0.75%     to       2.45%      0.46%     to       0.47%      36.37%     to       38.71%
 2008                           0.75%     to       2.45%      0.20%     to       0.25%     (41.07)%    to      (40.06)%
FIDELITY VIP VALUE STRATEGIES
 PORTFOLIO
 2012                           1.15%     to       2.45%      0.37%     to       0.39%      23.99%     to       25.61%
 2011                           0.95%     to       2.45%      0.73%     to       0.76%     (11.24)%    to       (9.90)%
 2010                           0.75%     to       2.45%      0.30%     to       0.31%      23.28%     to       25.39%
 2009                           0.75%     to       2.45%      0.38%     to       0.38%      53.35%     to       55.98%
 2008                           0.75%     to       2.45%      0.56%     to       0.76%     (52.47)%    to      (51.65)%
FIDELITY VIP DYNAMIC CAPITAL
 APPRECIATION PORTFOLIO
 2012                           1.15%     to       2.40%      0.19%     to       0.75%      19.35%     to       20.85%
 2011                           1.15%     to       2.40%        --      to         --       (5.08)%    to       (3.88)%
 2010                           1.15%     to       2.40%      0.11%     to       0.20%      15.19%     to       16.64%
 2009                           1.15%     to       2.40%      0.01%     to       0.02%      32.57%     to       34.24%
 2008                           1.15%     to       2.40%      0.50%     to       0.57%     (42.74)%    to      (42.02)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                                   3,509      $12.265726      to      $12.265726             $43,037
 2011                                   3,514       11.006459      to       11.006459              38,675
 2010                                   3,572       10.868618      to       10.868618              38,822
 2009                                   1,613        9.754336      to        9.754336              15,732
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                                 220,382        1.356754      to       17.333549           1,868,799
 2011                                 241,648        1.239954      to        7.211385           1,910,667
 2010                                 341,059        1.319964      to        7.777244           2,675,550
 2009                                 487,509        1.047791      to        6.254241           2,800,251
 2008                                 510,282        0.739330      to        4.470802           2,018,031
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                                     187       12.508989      to       12.691933               2,366
 2011                                     198       10.715206      to       10.839361               2,139
 2010                                     196       11.292781      to       11.389367               2,232
 2009                                     193        8.927940      to        8.977355               1,734
 2008                                       7        7.009158      to        7.009158                  51
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                                 312,575        2.031588      to       18.659514           6,130,266
 2011                                 393,924        1.819437      to       16.929437           6,444,170
 2010                                 460,555        1.793457      to       16.906020           7,620,940
 2009                                 537,363        1.633768      to       15.602173           8,273,770
 2008                                 582,946        1.312418      to       12.697219           7,279,697
MUTUAL SHARES SECURITIES FUND
 2012                                 413,959       10.214946      to       14.715436           4,931,255
 2011                                 495,836        9.034795      to       13.226486           5,529,443
 2010                                 600,662        9.229000      to       13.504929           7,194,570
 2009                                 718,134        8.393589      to       12.646702           7,689,391
 2008                                 806,901        0.948803      to       10.149532           7,185,428
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                                  64,785        2.962340      to       21.117804           1,100,425
 2011                                  74,705        2.646401      to       19.112314           1,187,502
 2010                                  82,772        3.179308      to       23.261869           1,628,953
 2009                                  97,270        2.733475      to       20.261118           1,712,188
 2008                                 112,917        1.597720      to       11.997433           1,130,790
TEMPLETON GROWTH SECURITIES
 FUND
 2012                                 119,345        9.663708      to       11.617139           1,504,780
 2011                                 146,505        8.065299      to        9.848286           1,561,871
 2010                                 164,155        8.773263      to       10.866004           1,912,737
 2009                                 199,777        8.257399      to       10.384194           2,079,359
 2008                                 209,685        0.866879      to        8.129257           1,704,438
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                                     190       14.529591      to       14.529591               2,754
 2011                                     192       12.803269      to       12.803269               2,453
 2010                                     194       13.096251      to       13.096251               2,536
 2009                                     196       11.609181      to       11.609181               2,275
 2008                                     199        9.917849      to        9.917849               1,969

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES
 FUND
 2012                           1.00%     to       1.00%      6.31%     to       6.31%      11.44%     to       11.44%
 2011                           1.00%     to       1.00%      5.63%     to       5.63%       1.27%     to        1.27%
 2010                           1.00%     to       1.00%      7.24%     to       7.24%      11.42%     to       11.42%
 2009                           1.00%     to       1.00%        --      to         --       34.03%     to       34.03%
FRANKLIN SMALL-MID CAP GROWTH
 SECURITIES FUND
 2012                           1.30%     to       2.85%        --      to         --        7.74%     to        9.42%
 2011                           1.30%     to       2.60%        --      to         --       (7.28)%    to       (6.06)%
 2010                           1.30%     to       2.60%        --      to         --       24.35%     to       25.98%
 2009                           1.30%     to       2.60%        --      to         --       39.89%     to       41.72%
 2008                           1.30%     to       2.60%        --      to         --      (43.98)%    to      (43.24)%
FRANKLIN SMALL CAP VALUE
 SECURITIES FUND
 2012                           1.00%     to       1.30%      0.68%     to       0.70%      16.74%     to       17.09%
 2011                           1.00%     to       1.30%      0.56%     to       0.59%      (5.11)%    to       (4.83)%
 2010                           1.00%     to       1.30%      0.65%     to       0.69%      26.49%     to       26.87%
 2009                           1.00%     to       1.30%      0.77%     to       1.87%      27.38%     to       27.76%
 2008                           1.30%     to       1.30%        --      to         --      (34.98)%    to      (34.98)%
FRANKLIN STRATEGIC INCOME
 SECURITIES FUND
 2012                           1.30%     to       2.60%      6.24%     to       7.60%      10.22%     to       11.66%
 2011                           1.30%     to       2.60%      5.90%     to       6.10%       0.14%     to        1.45%
 2010                           1.30%     to       2.60%      4.66%     to       4.71%       8.36%     to        9.77%
 2009                           1.30%     to       2.60%      7.21%     to       7.88%      22.88%     to       24.49%
 2008                           1.30%     to       2.60%      6.02%     to       6.99%     (13.31)%    to      (12.18)%
MUTUAL SHARES SECURITIES FUND
 2012                           1.00%     to       2.65%      1.25%     to       1.96%      11.26%     to       13.06%
 2011                           1.00%     to       2.65%      2.29%     to       2.63%      (3.63)%    to       (2.10)%
 2010                           1.00%     to       2.60%      1.49%     to       1.81%       8.34%     to        9.95%
 2009                           1.00%     to       2.85%      2.32%     to       4.25%      22.51%     to       24.69%
 2008                           1.30%     to       2.60%      3.03%     to       3.46%     (38.73)%    to      (37.92)%
TEMPLETON DEVELOPING MARKETS
 SECURITIES FUND
 2012                           1.30%     to       2.60%      1.66%     to       1.66%      10.49%     to       11.94%
 2011                           1.30%     to       2.60%      1.23%     to       1.23%     (17.84)%    to      (16.76)%
 2010                           1.30%     to       2.60%      1.82%     to       2.44%      14.81%     to       16.31%
 2009                           1.30%     to       2.60%      4.60%     to       6.10%      68.88%     to       71.09%
 2008                           1.30%     to       2.60%      3.05%     to       3.06%     (53.84)%    to      (53.23)%
TEMPLETON GROWTH SECURITIES
 FUND
 2012                           1.00%     to       2.60%      1.95%     to       2.05%      17.96%     to       19.82%
 2011                           1.00%     to       2.60%      1.26%     to       1.35%      (9.37)%    to       (8.07)%
 2010                           1.00%     to       2.60%      1.36%     to       1.46%       4.64%     to        6.25%
 2009                           1.00%     to       2.60%      3.24%     to       3.24%      27.74%     to       29.68%
 2008                           1.30%     to       2.60%      1.78%     to       1.78%     (43.81)%    to      (43.07)%
TEMPLETON GLOBAL BOND
 SECURITIES FUND
 2012                           1.30%     to       1.30%      6.13%     to       6.13%      13.48%     to       13.48%
 2011                           1.30%     to       1.30%      5.41%     to       5.41%      (2.24)%    to       (2.24)%
 2010                           1.30%     to       1.30%      1.43%     to       1.43%      12.81%     to       12.81%
 2009                           1.30%     to       1.30%     14.43%     to      14.43%      17.05%     to       17.05%
 2008                           1.30%     to       1.30%        --      to         --        0.06%     to        0.06%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND +
 2012                              17,408,945       $1.407604      to      $15.527004         $27,935,620
 2011                              19,107,296        1.121215      to        1.266006          27,792,117
 2010                              20,633,578        1.128099      to        1.252295          29,644,051
 2009                              17,121,930        1.030947      to        1.125166          22,557,229
 2008                              17,975,562        0.810892      to        0.870096          18,276,563
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                              163,855,724       2.018825      to       13.121114         353,169,594
 2011                              183,410,176       1.891466      to       12.529041         365,488,161
 2010                              203,272,572       1.781162      to       12.024711         383,128,937
 2009                              212,917,021       1.537354      to        1.669168         378,054,879
 2008                              221,197,520       1.369854      to        1.462244         345,954,780
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                               2,747,718       12.780410      to       16.704995          34,112,617
 2011                               3,289,904       10.881142      to       14.495182          35,016,638
 2010                               3,723,797       12.374494      to       16.801253          45,322,349
 2009                               3,386,757       10.701705      to       14.808455          35,889,401
 2008                                 559,925        7.371198      to        7.401954           4,135,328
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                              117,281,388       1.884399      to       15.104414         228,523,433
 2011                              134,897,618       1.671386      to       13.653929         235,066,209
 2010                              150,538,936       1.414152      to        1.662078         262,568,884
 2009                              161,816,848       1.280144      to        1.479238         252,080,791
 2008                              172,122,897       1.052246      to        1.195400         218,210,907
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                                  87,183       10.441029      to       16.685132             904,140
 2011                                 110,627        8.920965      to       14.471349             982,526
 2010                                  98,900        9.683133      to        9.947741             973,533
 2009                                  76,704        8.476750      to        8.673876             662,118
 2008                                  10,008        6.109152      to        6.173557              61,758
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                               3,028,273        1.179562      to        1.342516           4,836,828
 2011                               3,353,441        0.979038      to        1.096068           4,407,422
 2010                               3,901,116        1.164579      to        1.282407           6,072,773
 2009                               4,194,257        1.044061      to        1.130896           5,723,155
 2008                               4,466,823        0.788413      to        0.840008           4,527,846
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                              89,358,806        1.318796      to       15.981739         122,678,437
 2011                              114,691,201       1.129674      to       13.952267         134,905,100
 2010                              138,065,906       1.125208      to       14.163838         162,001,771
 2009                              154,632,346       0.994065      to        1.078275         161,226,318
 2008                              172,714,514       0.797115      to        0.879458         145,127,713
HARTFORD GROWTH HLS FUND
 2012                               6,749,595        1.300015      to        1.526743           9,612,041
 2011                               7,696,443        1.125045      to        1.298990           9,369,157
 2010                               8,305,156        1.266333      to        1.437446          11,236,843
 2009                               7,842,258        1.087144      to        1.213267           9,012,081
 2008                               8,783,127        0.829923      to        0.910599           7,628,688

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD BALANCED HLS FUND +
 2012                           0.75%     to       2.65%      3.02%     to       8.36%       9.09%     to       11.18%
 2011                           0.75%     to       2.45%      1.69%     to       1.89%      (0.61)%    to        1.09%
 2010                           0.75%     to       2.45%      1.34%     to       1.74%       9.42%     to       11.30%
 2009                           0.75%     to       2.45%      2.32%     to       2.34%      27.14%     to       29.32%
 2008                           0.75%     to       2.45%      3.19%     to       3.82%     (33.30)%    to      (32.15)%
HARTFORD TOTAL RETURN BOND
 HLS FUND
 2012                           0.75%     to       2.65%      3.75%     to       4.18%       4.73%     to        6.73%
 2011                           0.75%     to       2.65%      0.22%     to       0.27%       4.19%     to        6.19%
 2010                           0.75%     to       2.65%      4.01%     to      12.32%       4.70%     to        6.71%
 2009                           0.75%     to       2.45%      3.75%     to       3.87%      12.23%     to       14.15%
 2008                           0.75%     to       2.45%      5.84%     to       7.52%      (9.86)%    to       (8.32)%
HARTFORD CAPITAL APPRECIATION
 HLS FUND
 2012                           0.75%     to       2.65%      1.35%     to       1.75%      15.25%     to       17.45%
 2011                           0.75%     to       2.65%      0.17%     to       0.89%     (13.73)%    to      (12.07)%
 2010                           0.75%     to       2.65%      0.76%     to       0.78%      13.46%     to       15.63%
 2009                           0.75%     to       2.65%      0.79%     to       0.82%      41.86%     to       44.58%
 2008                           0.75%     to       2.40%      7.72%     to       7.72%      (1.85)%    to       (1.63)%
HARTFORD DIVIDEND AND GROWTH
 HLS FUND
 2012                           0.75%     to       2.65%      2.14%     to       6.07%      10.62%     to       12.74%
 2011                           0.75%     to       2.65%      1.94%     to       4.04%      (1.33)%    to        0.56%
 2010                           0.75%     to       2.45%      1.92%     to       2.02%      10.47%     to       12.36%
 2009                           0.75%     to       2.45%      2.29%     to       2.31%      21.66%     to       23.74%
 2008                           0.75%     to       2.45%      1.65%     to       2.31%     (34.07)%    to      (32.94)%
HARTFORD GLOBAL RESEARCH HLS
 FUND
 2012                           1.15%     to       2.65%      1.08%     to       1.17%      15.30%     to       17.04%
 2011                           1.15%     to       2.65%      0.01%     to       0.01%     (11.66)%    to      (10.32)%
 2010                           1.15%     to       2.10%      1.43%     to       2.23%      13.60%     to       14.69%
 2009                           1.15%     to       2.40%      1.15%     to       1.75%      38.76%     to       40.50%
 2008                           1.15%     to       2.40%      0.66%     to       1.91%     (41.62)%    to      (41.13)%
HARTFORD GLOBAL GROWTH HLS
 FUND
 2012                           0.75%     to       2.40%      0.46%     to       0.56%      20.48%     to       22.48%
 2011                           0.75%     to       2.40%      0.03%     to       0.04%     (15.93)%    to      (14.53)%
 2010                           0.75%     to       2.40%      0.27%     to       0.28%      11.54%     to       13.40%
 2009                           0.75%     to       2.40%      0.74%     to       1.00%      32.43%     to       34.63%
 2008                           0.75%     to       2.40%      0.75%     to       0.77%     (53.59)%    to      (52.81)%
HARTFORD DISCIPLINED EQUITY
 HLS FUND
 2012                           0.75%     to       2.65%      1.23%     to       1.54%      14.55%     to       16.74%
 2011                           0.75%     to       2.65%      1.11%     to       1.16%      (1.49)%    to        0.40%
 2010                           0.75%     to       2.65%      1.38%     to       1.77%      11.07%     to       13.19%
 2009                           0.75%     to       2.45%      1.20%     to       1.61%      22.61%     to       24.71%
 2008                           0.75%     to       2.45%      1.22%     to       1.28%     (38.79)%    to      (37.74)%
HARTFORD GROWTH HLS FUND
 2012                           0.75%     to       2.45%        --      to         --       15.55%     to       17.53%
 2011                           0.75%     to       2.45%      0.16%     to       0.16%     (11.16)%    to       (9.63)%
 2010                           0.75%     to       2.45%      0.03%     to       0.03%      16.48%     to       18.48%
 2009                           0.75%     to       2.45%      0.47%     to       0.48%      30.99%     to       33.24%
 2008                           0.75%     to       2.45%      0.27%     to       0.34%     (43.20)%    to      (42.22)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                              17,768,644       $1.937740      to      $16.699990         $33,539,217
 2011                              21,543,458        1.332989      to        1.538976          32,332,675
 2010                              23,638,861        1.499092      to        1.701546          39,046,526
 2009                              27,137,354        1.306706      to        1.458218          38,427,685
 2008                              30,428,600        1.033217      to        1.133580          33,707,551
HARTFORD HIGH YIELD HLS FUND
 2012                              21,139,643        2.135257      to       19.532530          44,633,083
 2011                              22,488,532        1.881989      to       17.545780          41,503,447
 2010                              25,558,692        1.651288      to        1.811122          45,246,482
 2009                              26,097,639        1.456931      to        1.571038          40,040,874
 2008                              19,398,840        0.992304      to        1.052015          20,133,967
HARTFORD INDEX HLS FUND
 2012                               5,713,822        1.216351      to       15.590362           8,775,578
 2011                               5,551,982        1.059850      to       13.844971           7,570,255
 2010                               5,866,012        0.986741      to        1.048831           7,565,892
 2009                               6,321,549        0.880900      to        0.921031           7,103,546
 2008                               6,194,310        0.715272      to        0.735613           5,499,234
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                              38,848,212        1.552645      to       15.195948          63,499,050
 2011                              46,839,828        1.301482      to       12.982010          64,575,173
 2010                              50,705,502        1.524253      to       15.496334          82,520,880
 2009                              37,160,061        1.341398      to        8.952868          53,129,725
 2008                              41,587,517        1.012667      to        6.874800          45,209,626
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                                 395,538       10.479376      to       20.005140           4,113,351
 2011                                 465,241        8.671491      to        9.148453           4,225,724
 2010                                 478,158        8.984389      to        9.360642           4,437,615
 2009                                 822,668        7.313253      to        7.524996           6,159,513
 2008                                 104,316        5.065890      to        5.147819             534,332
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                                 175,870       13.302116      to       13.745299           2,396,173
 2011                                 182,754       10.909661      to       11.127602           2,023,333
 2010                                 189,455       12.227077      to       12.310003           2,326,755
HARTFORD MONEY MARKET HLS
 FUND
 2012                              50,879,052        0.939311      to        1.190255          62,622,891
 2011                              54,394,103        0.962599      to        1.199199          68,772,800
 2010                              57,185,253        0.986484      to        1.208270          73,364,886
 2009                              83,949,902        1.010955      to        1.217394         108,889,816
 2008                              135,941,334       1.035301      to        1.225735         176,082,721
HARTFORD SMALL COMPANY HLS
 FUND
 2012                               9,648,892        1.457152      to        1.875066          19,201,189
 2011                              11,438,230        1.291320      to        1.633676          20,063,654
 2010                              12,806,832        1.369416      to        1.703225          23,627,836
 2009                              13,868,602        1.130532      to        1.382440          20,889,417
 2008                              14,338,200        0.896115      to        1.077311          16,938,473

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD GROWTH OPPORTUNITIES
 HLS FUND
 2012                           0.75%     to       2.65%        --      to         --       23.54%     to       25.91%
 2011                           0.75%     to       2.45%        --      to         --      (11.08)%    to       (9.55)%
 2010                           0.75%     to       2.45%      0.02%     to       0.02%      14.72%     to       16.69%
 2009                           0.75%     to       2.45%      0.52%     to       0.53%      26.47%     to       28.64%
 2008                           0.75%     to       2.45%      0.43%     to       0.52%     (46.98)%    to      (46.07)%
HARTFORD HIGH YIELD HLS FUND
 2012                           0.75%     to       2.65%      8.44%     to      10.62%      11.32%     to       13.46%
 2011                           0.75%     to       2.65%      8.84%     to       8.93%       1.96%     to        3.91%
 2010                           0.75%     to       2.45%      0.67%     to       0.68%      13.34%     to       15.28%
 2009                           0.75%     to       2.45%      7.75%     to       9.42%      46.82%     to       49.34%
 2008                           0.75%     to       2.45%     10.56%     to      12.58%     (27.04)%    to      (25.79)%
HARTFORD INDEX HLS FUND
 2012                           0.75%     to       2.65%      2.05%     to       2.36%      12.61%     to       14.77%
 2011                           0.75%     to       2.65%      1.77%     to       2.00%      (0.85)%    to        1.05%
 2010                           0.75%     to       2.40%      1.53%     to       2.08%      12.02%     to       13.88%
 2009                           0.75%     to       2.40%      2.07%     to       2.58%      23.16%     to       25.21%
 2008                           0.75%     to       2.40%      2.32%     to       2.85%     (38.61)%    to      (37.58)%
HARTFORD INTERNATIONAL
 OPPORTUNITIES HLS FUND
 2012                           0.75%     to       2.65%      1.63%     to       1.87%      17.05%     to       19.30%
 2011                           0.75%     to       2.65%      0.05%     to       0.05%     (16.23)%    to      (14.62)%
 2010                           0.75%     to       2.65%      1.43%     to       1.57%      11.50%     to       13.63%
 2009                           0.75%     to       2.45%      2.06%     to       2.07%      30.23%     to       32.46%
 2008                           0.75%     to       2.45%      2.38%     to       2.80%     (43.65)%    to      (42.68)%
HARTFORD SMALL/MID CAP EQUITY
 HLS FUND
 2012                           1.15%     to       2.35%      0.60%     to       0.60%      13.18%     to       14.55%
 2011                           1.15%     to       2.40%        --      to         --       (3.48)%    to       (2.27)%
 2010                           1.15%     to       2.40%      0.58%     to       0.83%      22.85%     to       24.39%
 2009                           1.15%     to       2.40%      0.49%     to       0.68%      44.36%     to       46.18%
 2008                           1.15%     to       2.40%      0.54%     to       0.65%     (48.11)%    to      (47.46)%
HARTFORD MIDCAP VALUE HLS
 FUND
 2012                           1.15%     to       2.45%      1.20%     to       1.23%      21.93%     to       23.52%
 2011                           1.15%     to       2.45%      0.01%     to       0.01%     (10.77)%    to       (9.61)%
 2010                           1.15%     to       2.45%      0.60%     to       0.61%      22.27%     to       23.10%
HARTFORD MONEY MARKET HLS
 FUND
 2012                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2011                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2010                           0.75%     to       2.45%        --      to         --       (2.42)%    to       (0.75)%
 2009                           0.75%     to       2.45%      0.05%     to       0.07%      (2.35)%    to       (0.68)%
 2008                           0.75%     to       2.45%      2.05%     to       2.81%      (0.34)%    to        1.37%
HARTFORD SMALL COMPANY HLS
 FUND
 2012                           0.75%     to       2.45%        --      to         --       12.84%     to       14.78%
 2011                           0.75%     to       2.45%        --      to         --       (5.70)%    to       (4.08)%
 2010                           0.75%     to       2.45%        --      to         --       21.13%     to       23.20%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      26.16%     to       28.32%
 2008                           0.75%     to       2.45%      0.10%     to       0.10%     (42.05)%    to      (41.05)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                              10,330,659       $1.876921      to      $21.072967         $18,830,786
 2011                              12,807,639        1.395157      to        1.610827          19,974,710
 2010                              13,523,605        1.409738      to        1.600207          20,649,609
 2009                              15,231,291        1.057909      to        1.180637          17,411,821
 2008                              14,436,429        0.800757      to        0.878590          12,394,334
HARTFORD STOCK HLS FUND
 2012                               8,661,417        1.044929      to        1.155940          12,035,829
 2011                              10,212,543        0.935702      to        1.018186          12,843,263
 2010                              11,441,576        0.969044      to        1.037207          14,765,737
 2009                              13,170,056        0.864603      to        0.910292          14,741,202
 2008                              14,798,643        0.625710      to        0.647997          11,598,688
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                              98,198,333        1.322709      to       10.520796         121,368,841
 2011                              105,658,723       1.285166      to       10.418250         127,724,502
 2010                              121,324,055       1.234656      to       10.200692         141,343,984
 2009                              133,174,932       1.074005      to        1.198495         151,419,367
 2008                              140,040,903       1.064651      to        1.168037         156,282,702
HARTFORD VALUE HLS FUND
 2012                              31,454,832        1.564597      to       15.161853          45,848,766
 2011                              38,178,180        1.347487      to       13.308227          48,117,113
 2010                              42,401,928        1.384725      to       13.938601          55,135,528
 2009                              27,088,045        1.083181      to        1.184249          31,193,276
 2008                              29,086,064        0.892530      to        0.963202          27,321,664
AMERICAN FUNDS BOND HLS FUND
 2012                                   1,133       11.347774      to       11.347774              12,859
 2011                                   1,021       10.914436      to       10.914436              11,148
 2010                                   1,048       10.415366      to       10.415366              10,916
 2009                                     989        9.910553      to        9.910553               9,799
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                                       7        8.939602      to        8.939602                  66
 2011                                       8        7.684986      to        7.684986                  58
 2010                                       8        9.659874      to        9.659874                  74
 2009                                       8        8.017227      to        8.017227                  61
 2008                                       8        5.051966      to        5.051966                  39
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                                     728       10.361682      to       10.361682               7,540
 2011                                     757        8.902363      to        8.902363               6,736
 2010                                     760        9.422493      to        9.422493               7,160
 2009                                     747        8.040827      to        8.040827               6,010
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                                     623        8.945929      to        8.945929               5,577
 2011                                     617        7.685124      to        7.685124               4,740
 2010                                     524        9.050211      to        9.050211               4,744
 2009                                     491        8.549477      to        8.549477               4,195

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HARTFORD SMALLCAP GROWTH HLS
 FUND
 2012                           0.75%     to       2.65%        --      to         --       14.33%     to       16.52%
 2011                           0.75%     to       2.45%        --      to         --       (1.03)%    to        0.66%
 2010                           0.75%     to       2.45%        --      to         --       33.26%     to       35.54%
 2009                           0.75%     to       2.45%      0.09%     to       0.09%      32.11%     to       34.38%
 2008                           0.75%     to       2.45%      0.22%     to       0.46%     (38.94)%    to      (37.89)%
HARTFORD STOCK HLS FUND
 2012                           0.75%     to       2.40%      2.15%     to       2.17%      11.67%     to       13.53%
 2011                           0.75%     to       2.40%      1.41%     to       1.41%      (3.44)%    to       (1.83)%
 2010                           0.75%     to       2.40%      1.21%     to       1.22%      12.08%     to       13.94%
 2009                           0.75%     to       2.40%      1.59%     to       1.65%      38.18%     to       40.48%
 2008                           0.75%     to       2.40%      1.92%     to       2.14%     (44.48)%    to      (43.56)%
HARTFORD U.S. GOVERNMENT
 SECURITIES HLS FUND
 2012                           0.75%     to       2.65%      2.12%     to       2.84%       0.98%     to        2.92%
 2011                           0.75%     to       2.65%      2.77%     to       4.63%       2.13%     to        4.09%
 2010                           0.75%     to       2.65%      4.34%     to       4.34%       1.08%     to        3.02%
 2009                           0.75%     to       2.45%      0.03%     to       0.03%       0.88%     to        2.61%
 2008                           0.75%     to       2.45%      5.05%     to       8.48%      (3.05)%    to       (1.39)%
HARTFORD VALUE HLS FUND
 2012                           0.75%     to       2.65%      1.58%     to       2.29%      13.93%     to       16.11%
 2011                           0.75%     to       2.65%      1.49%     to       2.14%      (4.52)%    to       (2.69)%
 2010                           0.75%     to       2.65%      1.23%     to       1.24%      11.67%     to       13.81%
 2009                           1.15%     to       2.45%      1.87%     to       1.91%      21.36%     to       22.95%
 2008                           1.15%     to       2.45%      2.12%     to       2.42%     (35.64)%    to      (34.79)%
AMERICAN FUNDS BOND HLS FUND
 2012                           1.00%     to       1.00%      2.61%     to       2.61%       3.97%     to        3.97%
 2011                           1.00%     to       1.00%      2.70%     to       2.70%       4.79%     to        4.79%
 2010                           1.00%     to       1.00%      2.18%     to       2.18%       5.09%     to        5.09%
 2009                           1.00%     to       1.00%      2.96%     to       2.96%      11.12%     to       11.12%
AMERICAN FUNDS GLOBAL SMALL
 CAPITALIZATION HLS FUND
 2012                           1.30%     to       1.30%      1.16%     to       1.16%      16.33%     to       16.33%
 2011                           1.30%     to       1.30%      1.37%     to       1.37%     (20.44)%    to      (20.44)%
 2010                           1.30%     to       1.30%      0.02%     to       0.02%      20.49%     to       20.49%
 2009                           1.30%     to       1.30%      0.06%     to       0.06%      58.70%     to       58.70%
 2008                           1.30%     to       1.30%        --      to         --      (49.92)%    to      (49.92)%
AMERICAN FUNDS GROWTH HLS
 FUND
 2012                           1.00%     to       1.00%      0.33%     to       0.33%      16.39%     to       16.39%
 2011                           1.00%     to       1.00%        --      to         --       (5.52)%    to       (5.52)%
 2010                           1.00%     to       1.00%      0.49%     to       0.49%      17.18%     to       17.18%
 2009                           1.00%     to       1.00%      0.85%     to       0.85%      37.64%     to       37.64%
AMERICAN FUNDS INTERNATIONAL
 HLS FUND
 2012                           1.00%     to       1.00%      1.59%     to       1.59%      16.41%     to       16.41%
 2011                           1.00%     to       1.00%      1.65%     to       1.65%     (15.08)%    to      (15.08)%
 2010                           1.00%     to       1.00%      0.99%     to       0.99%       5.86%     to        5.86%
 2009                           1.00%     to       1.00%      1.78%     to       1.78%      41.33%     to       41.33%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                               1,114,356       $1.301963      to       $1.308538          $1,474,442
 2011                               1,423,895        1.195401      to        1.200742           1,717,361
 2010                               1,604,815        1.129447      to        1.145320           1,832,843
 2009                               1,874,090        1.022001      to        1.046262           1,943,094
 2008                               2,041,585        0.850074      to        0.878562           1,766,216
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                               1,502,185        1.738425      to       15.530865           2,907,592
 2011                               1,809,440        1.577626      to       14.271531           3,128,247
 2010                               2,011,228        1.490473      to       13.652710           3,382,253
 2009                               2,331,395        1.309662      to       12.147326           3,536,837
 2008                               2,658,975        1.058939      to        9.945276           3,259,703
HUNTINGTON VA GROWTH FUND
 2012                               1,199,441        0.825778      to       10.746787           1,128,128
 2011                               1,632,036        0.756296      to        9.936521           1,424,532
 2010                               1,746,730        0.789108      to       12.374121           1,605,402
 2009                               2,085,319        0.726565      to        9.729073           1,749,825
 2008                               2,113,513        0.633809      to        8.567951           1,541,294
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                               1,575,497        1.904597      to       18.379679           3,164,430
 2011                               1,137,530        1.681355      to       16.380140           2,009,859
 2010                               1,275,164        1.749259      to       16.449335           2,341,593
 2009                               1,430,502        1.440935      to       14.307128           2,191,053
 2008                               1,688,942        1.085886      to       10.884597           1,937,889
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                                 487,153        1.465778      to       15.786629             764,969
 2011                                 555,050        1.386516      to       15.075489             814,562
 2010                                 619,893        1.312766      to       14.409790             880,737
 2009                                 623,104        1.237137      to       13.709305             836,694
 2008                                 692,518        0.938278      to       10.496636             698,196
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                                 129,741       12.496973      to       13.430734           1,706,676
 2011                                 158,491       11.191268      to       11.913815           1,853,756
 2010                                 190,462       13.625683      to       14.830365           2,555,062
 2009                                 190,667       12.086041      to       12.624134           2,375,563
 2008                                 196,742        9.247406      to        9.567867           1,863,060
HUNTINGTON VA MACRO 100 FUND
 2012                                 654,916        0.975124      to        1.057163             676,179
 2011                                 842,379        0.900260      to        0.966785             798,307
 2010                                 948,703        0.931744      to        0.991134             924,344
 2009                               1,119,250        0.833808      to        0.878576             968,483
 2008                               1,361,527        0.698715      to        0.729270             978,893
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                                  88,069       11.640231      to       12.510019           1,083,912
 2011                                 100,995       11.501474      to       12.244033           1,218,939
 2010                                 131,155       10.757857      to       11.762522           1,513,600
 2009                                 138,105       10.860646      to       11.344256           1,537,739
 2008                                 142,006       10.516739      to       10.881186           1,522,752

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA INCOME EQUITY
 FUND
 2012                           1.15%     to       2.10%      3.57%     to       3.64%       8.43%     to        9.46%
 2011                           1.15%     to       2.10%      2.47%     to       2.78%       4.84%     to        5.84%
 2010                           1.15%     to       2.10%      2.74%     to       2.77%       9.47%     to       10.51%
 2009                           1.15%     to       2.10%        --      to         --       19.09%     to       20.23%
 2008                           1.15%     to       2.10%      6.02%     to       6.12%     (39.13)%    to      (38.55)%
HUNTINGTON VA DIVIDEND
 CAPTURE FUND
 2012                           1.15%     to       2.40%      3.81%     to       3.94%       8.82%     to       10.19%
 2011                           1.15%     to       2.40%      3.60%     to       3.67%       4.53%     to        5.85%
 2010                           1.15%     to       2.40%      4.30%     to       4.36%      12.39%     to       13.81%
 2009                           1.15%     to       2.40%        --      to         --       22.14%     to       23.68%
 2008                           1.15%     to       2.40%     10.54%     to      10.96%     (29.79)%    to      (28.90)%
HUNTINGTON VA GROWTH FUND
 2012                           1.15%     to       2.10%      0.27%     to       0.32%       8.15%     to        9.19%
 2011                           1.15%     to       2.10%      0.15%     to       0.17%      (5.07)%    to       (4.16)%
 2010                           1.15%     to       2.35%      0.14%     to       0.15%       7.31%     to        8.61%
 2009                           1.15%     to       2.10%        --      to         --       13.55%     to       14.64%
 2008                           1.15%     to       2.10%      1.17%     to       1.77%     (39.20)%    to      (38.62)%
HUNTINGTON VA MID CORP
 AMERICA FUND+
 2012                           1.15%     to       2.10%      0.27%     to       0.28%      12.21%     to       13.28%
 2011                           1.15%     to       2.10%      0.42%     to       0.46%      (4.79)%    to       (3.88)%
 2010                           1.15%     to       2.35%      0.68%     to       0.68%      19.95%     to       21.40%
 2009                           1.15%     to       2.10%        --      to         --       31.44%     to       32.70%
 2008                           1.15%     to       2.10%      1.24%     to       1.24%     (40.11)%    to      (39.53)%
HUNTINGTON VA ROTATING
 MARKETS FUND
 2012                           1.15%     to       2.10%      1.50%     to       1.54%       4.72%     to        5.72%
 2011                           1.15%     to       2.10%      0.28%     to       0.34%       4.62%     to        5.62%
 2010                           1.15%     to       2.10%      1.12%     to       1.15%       5.11%     to        6.11%
 2009                           1.15%     to       2.10%        --      to         --       30.61%     to       31.85%
 2008                           1.15%     to       2.10%      2.56%     to       2.66%     (43.27)%    to      (42.73)%
HUNTINGTON VA INTERNATIONAL
 EQUITY FUND
 2012                           1.15%     to       2.10%      1.01%     to       1.15%      11.67%     to       12.73%
 2011                           1.15%     to       2.10%      1.03%     to       1.07%     (13.39)%    to      (12.56)%
 2010                           1.15%     to       2.35%      1.27%     to       1.29%       6.65%     to        7.93%
 2009                           1.15%     to       2.10%      0.05%     to       0.05%      30.70%     to       31.94%
 2008                           1.15%     to       2.10%      2.65%     to       2.79%     (41.79)%    to      (41.24)%
HUNTINGTON VA MACRO 100 FUND
 2012                           1.15%     to       2.10%      0.50%     to       0.50%       8.32%     to        9.35%
 2011                           1.15%     to       2.10%      0.42%     to       0.54%      (3.38)%    to       (2.46)%
 2010                           1.15%     to       2.10%      0.84%     to       0.96%      11.75%     to       12.81%
 2009                           1.15%     to       2.10%        --      to         --       19.33%     to       20.47%
 2008                           1.15%     to       2.10%      1.68%     to       1.95%     (35.28)%    to      (34.67)%
HUNTINGTON VA MORTGAGE
 SECURITIES FUND
 2012                           1.15%     to       2.10%      2.31%     to       2.34%       1.21%     to        2.17%
 2011                           1.15%     to       2.10%      0.08%     to       1.91%       3.11%     to        4.09%
 2010                           1.15%     to       2.35%      2.10%     to       2.25%       2.45%     to        3.69%
 2009                           1.15%     to       2.10%        --      to         --        3.27%     to        4.26%
 2008                           1.15%     to       2.10%      7.80%     to       8.29%       0.03%     to        0.98%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2012                               2,027,107       $1.599578      to       $1.734112          $3,420,229
 2011                               2,590,413        1.332085      to        1.430484           3,615,217
 2010                               3,147,833        1.460334      to       17.437999           4,498,742
 2009                               3,609,527        1.081693      to        1.139746           4,031,556
 2008                               3,929,901        0.830834      to        0.867163           3,351,101
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                                 681,183       13.917621      to       14.803378           8,963,825
 2011                                 800,630       12.680534      to       13.746194           9,681,032
 2010                                 795,520       12.148175      to       13.376501          10,216,834
 2009                                 857,371       10.454195      to       11.322903           9,373,468
 2008                                 929,245        8.500104      to        9.055859           8,186,916
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                                 385,845       11.934885      to       13.582544           4,907,798
 2011                                 475,367       10.870684      to       12.169054           5,470,318
 2010                                 492,215       11.113119      to       12.236863           5,739,828
 2009                                 544,832        9.918307      to       10.742542           5,618,773
 2008                                 564,210        8.232069      to        8.770359           4,786,844
LORD ABBETT BOND-DEBENTURE
 FUND
 2012                               3,154,064       16.124338      to       16.737563          48,008,279
 2011                               3,422,691       14.436308      to       15.272632          46,957,622
 2010                               3,438,210       12.618015      to       13.934296          45,820,745
 2009                               3,474,236       11.513108      to       12.499915          41,814,140
 2008                               3,242,549        8.784491      to        9.376827          29,506,051
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                               8,332,514       11.046512      to       13.667382          87,477,634
 2011                               9,577,906        9.929407      to       12.520793          90,901,086
 2010                              10,906,148        9.645309      to       10.651834         111,678,984
 2009                              11,934,486        8.418646      to        9.140477         105,584,189
 2008                              12,940,112        7.256097      to        7.745474          97,636,161
LORD ABBETT CLASSIC STOCK
 FUND
 2012                                 434,945       13.128073      to       13.783116           5,408,146
 2011                                 500,599       10.261310      to       11.492642           5,473,113
 2010                                 562,060       11.448928      to       12.606524           6,784,541
 2009                                 576,760       10.281352      to       11.130070           6,195,347
 2008                                 488,631        8.395121      to        8.935018           4,248,172
MFS(R) CORE EQUITY FUND
 2012                                  68,615        1.238728      to        7.392821             284,844
 2011                                  64,096        1.079719      to        6.489064             223,290
 2010                                  77,421        1.105123      to        6.688412             323,423
 2009                                  91,188        0.955152      to        5.821290             363,669
 2008                                  91,275        0.730666      to        4.484438             276,694
MFS(R) GROWTH FUND
 2012                                  50,746        6.669864      to       11.117367             391,394
 2011                                  59,203        5.814098      to        9.604214             393,013
 2010                                  79,308        5.968854      to        9.771444             548,414
 2009                                  86,204        5.295441      to        8.591416             522,942
 2008                                  89,733        3.935804      to        6.328317             402,621

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
HUNTINGTON VA SITUS FUND
 2012                           1.15%     to       2.10%        --      to         --       20.08%     to       21.23%
 2011                           1.15%     to       2.10%      0.02%     to       0.02%      (2.97)%    to       (2.04)%
 2010                           1.15%     to       2.35%      0.43%     to       0.43%      26.60%     to       28.13%
 2009                           1.15%     to       2.10%        --      to         --       30.19%     to       31.43%
 2008                           1.15%     to       2.10%      0.21%     to       0.23%     (42.45)%    to      (41.90)%
LORD ABBETT FUNDAMENTAL
 EQUITY FUND
 2012                           0.75%     to       2.65%      0.49%     to       0.55%       7.69%     to        9.76%
 2011                           0.75%     to       2.65%      0.20%     to       0.22%      (6.99)%    to       (5.20)%
 2010                           0.75%     to       2.40%      0.31%     to       0.32%      16.20%     to       18.14%
 2009                           0.75%     to       2.40%      0.18%     to       0.22%      22.99%     to       25.03%
 2008                           0.75%     to       2.40%      0.54%     to       0.56%     (30.36)%    to      (29.20)%
LORD ABBETT CALIBRATED
 DIVIDEND GROWTH FUND+
 2012                           0.75%     to       2.40%      2.92%     to       2.95%       9.79%     to       11.62%
 2011                           0.75%     to       2.40%      2.68%     to       2.76%      (2.18)%    to       (0.55)%
 2010                           0.75%     to       2.40%      2.85%     to       2.89%      12.05%     to       13.91%
 2009                           0.75%     to       2.40%      3.55%     to       3.61%      20.48%     to       22.49%
 2008                           0.75%     to       2.40%      4.26%     to       8.83%     (27.94)%    to      (26.74)%
LORD ABBETT BOND-DEBENTURE
 FUND
 2012                           0.75%     to       2.65%      5.49%     to       6.06%       9.59%     to       11.69%
 2011                           0.75%     to       2.65%      5.79%     to       6.29%       1.65%     to        3.60%
 2010                           0.75%     to       2.45%      5.84%     to       6.11%       9.60%     to       11.48%
 2009                           0.75%     to       2.45%      6.56%     to       6.60%      31.06%     to       33.31%
 2008                           0.75%     to       2.45%      3.86%     to       7.08%     (19.53)%    to      (18.15)%
LORD ABBETT GROWTH AND INCOME
 FUND
 2012                           0.75%     to       2.65%      0.91%     to       1.01%       9.16%     to       11.25%
 2011                           0.75%     to       2.65%      0.34%     to       0.71%      (8.54)%    to       (6.78)%
 2010                           0.75%     to       2.45%      0.50%     to       0.53%      14.57%     to       16.54%
 2009                           0.75%     to       2.45%      1.03%     to       1.04%      16.02%     to       18.01%
 2008                           0.75%     to       2.45%      1.32%     to       1.62%     (37.96)%    to      (36.90)%
LORD ABBETT CLASSIC STOCK
 FUND
 2012                           0.75%     to       2.65%      0.90%     to       1.02%      12.08%     to       14.23%
 2011                           0.75%     to       2.45%      0.67%     to       0.69%     (10.37)%    to       (8.84)%
 2010                           0.75%     to       2.45%      0.31%     to       0.39%      11.36%     to       13.27%
 2009                           0.75%     to       2.45%      0.79%     to       0.79%      22.47%     to       24.57%
 2008                           0.75%     to       2.45%      0.29%     to       0.96%     (32.95)%    to      (31.80)%
MFS(R) CORE EQUITY FUND
 2012                           1.30%     to       2.00%      0.65%     to       0.78%      13.93%     to       14.73%
 2011                           1.30%     to       2.00%      0.97%     to       0.98%      (2.98)%    to       (2.30)%
 2010                           1.30%     to       2.00%      1.06%     to       1.07%      14.90%     to       15.70%
 2009                           1.30%     to       2.00%      1.64%     to       1.67%      29.81%     to       30.72%
 2008                           1.30%     to       2.00%      0.78%     to       0.78%     (40.36)%    to      (39.94)%
MFS(R) GROWTH FUND
 2012                           1.40%     to       2.30%        --      to         --       14.72%     to       15.76%
 2011                           1.40%     to       2.30%      0.14%     to       0.23%      (2.59)%    to       (1.71)%
 2010                           1.40%     to       2.30%      0.12%     to       0.12%      12.72%     to       13.74%
 2009                           1.40%     to       2.30%      0.28%     to       0.31%      34.55%     to       35.76%
 2008                           1.40%     to       2.30%      0.22%     to       0.23%     (38.84)%    to      (38.29)%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 FUND
 2012                                  39,993       $7.583475      to      $10.126541            $337,166
 2011                                  39,392        6.260031      to        8.779192             289,529
 2010                                  37,848        6.368966      to        8.851891             283,843
 2009                                  44,187        5.794219      to        7.980995             299,829
 2008                                  49,658        4.219743      to        5.799550             242,514
MFS(R) INVESTORS TRUST FUND
 2012                                  73,659        1.372045      to        9.745646             661,733
 2011                                  85,174        1.166272      to        8.392348             643,731
 2010                                 148,269        1.207884      to        8.805666             830,607
 2009                                 218,574        1.101446      to        8.134690             962,645
 2008                                 209,242        0.879327      to        6.579279             732,044
MFS(R) TOTAL RETURN FUND
 2012                                 350,823        1.425567      to       13.603738           5,107,136
 2011                                 435,523        1.298094      to       12.555639           5,823,005
 2010                                 570,469        1.292193      to       13.014999           7,683,114
 2009                                 732,122        1.190849      to       12.151065           8,693,324
 2008                                 786,087        1.022140      to       10.566125           8,170,429
MFS(R) VALUE FUND
 2012                                     672       11.005461      to       11.005461               7,400
 2011                                     723        9.592508      to        9.592508               6,937
 2010                                     715        9.734391      to        9.734391               6,957
 2009                                     675        8.840590      to        8.840590               5,969
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2012                                 286,160       10.648053      to       14.325555           3,380,525
 2011                                 351,072        9.582239      to       13.907421           3,754,955
 2010                                  12,439       14.534278      to       15.448544             186,662
 2009                                  13,908       13.275283      to       13.997917             189,276
 2008                                  10,508       11.090078      to       11.600634             119,196
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2012                                 372,425        1.417185      to       12.478134           5,146,355
 2011                                 414,775        1.311877      to       13.586573           5,383,928
 2010                                 623,216        1.257984      to       13.198958           7,517,213
 2009                                 821,207        1.189467      to       10.971449           8,918,390
 2008                                 866,976        1.099033      to       11.834817           8,756,783
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2012                                  29,945        2.565377      to       29.779865             653,783
 2011                                  32,953        2.203209      to       25.910135             609,925
 2010                                  31,844       22.414123      to       24.845159             754,774
 2009                                  37,033       20.711751      to       23.235224             825,911
 2008                                  42,377       16.130590      to       18.314140             729,769
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2012                               1,242,736       19.032629      to       19.038364          22,389,555
 2011                               1,466,864       16.001148      to       16.312721          22,392,079
 2010                               1,683,128       19.717369      to       23.844955          31,776,607
 2009                               1,698,167       16.701612      to       20.561302          27,376,907
 2008                               1,505,187        9.891401      to       12.424182          14,509,719

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MFS(R) INVESTORS GROWTH STOCK
 FUND
 2012                           1.40%     to       2.00%      0.46%     to       0.46%      14.66%     to       15.35%
 2011                           1.40%     to       2.30%      0.54%     to       0.55%      (1.71)%    to       (0.82)%
 2010                           1.40%     to       2.30%      0.44%     to       0.45%       9.92%     to       10.91%
 2009                           1.40%     to       2.30%      0.74%     to       0.77%      36.38%     to       37.61%
 2008                           1.40%     to       2.40%      0.58%     to       0.60%     (38.37)%    to      (37.75)%
MFS(R) INVESTORS TRUST FUND
 2012                           1.30%     to       2.60%      0.88%     to       0.89%      16.13%     to       17.64%
 2011                           1.30%     to       2.60%      0.38%     to       0.91%      (4.69)%    to       (3.45)%
 2010                           1.30%     to       2.60%      1.07%     to       1.50%       8.25%     to        9.66%
 2009                           1.30%     to       2.60%      1.62%     to       1.63%      23.64%     to       25.26%
 2008                           1.30%     to       2.60%      0.84%     to       0.87%     (34.80)%    to      (33.95)%
MFS(R) TOTAL RETURN FUND
 2012                           1.30%     to       2.65%      2.27%     to       2.77%       8.35%     to        9.82%
 2011                           1.30%     to       2.65%      2.61%     to       2.61%      (0.89)%    to        0.46%
 2010                           1.30%     to       2.60%      2.94%     to       5.24%       7.11%     to        8.51%
 2009                           1.30%     to       2.60%      3.22%     to       3.69%      15.00%     to       16.51%
 2008                           1.30%     to       2.60%      3.11%     to       3.14%     (24.13)%    to      (23.14)%
MFS(R) VALUE FUND
 2012                           1.00%     to       1.00%      1.43%     to       1.43%      14.73%     to       14.73%
 2011                           1.00%     to       1.00%      1.27%     to       1.27%      (1.46)%    to       (1.46)%
 2010                           1.00%     to       1.00%      1.27%     to       1.27%      10.11%     to       10.11%
 2009                           1.00%     to       1.00%        --      to         --       21.23%     to       21.23%
INVESCO VAN KAMPEN V.I.
 EQUITY AND INCOME FUND
 2012                           1.30%     to       2.55%      1.79%     to       1.82%       9.56%     to       11.12%
 2011                           1.30%     to       2.40%      0.27%     to       0.28%      (4.18)%    to       (3.64)%
 2010                           1.50%     to       2.30%      1.70%     to       1.97%       9.48%     to       10.36%
 2009                           1.50%     to       2.30%      2.48%     to       2.81%      19.70%     to       20.67%
 2008                           1.50%     to       2.30%      2.38%     to       2.38%     (24.44)%    to      (23.83)%
UIF CORE PLUS FIXED INCOME
 PORTFOLIO
 2012                           1.30%     to       2.85%      4.55%     to       4.57%       6.37%     to        8.03%
 2011                           1.30%     to       2.60%      2.60%     to       3.46%       2.94%     to        4.28%
 2010                           1.30%     to       2.60%      6.23%     to       6.94%       4.40%     to        5.76%
 2009                           1.30%     to       2.85%      8.29%     to       8.29%       6.56%     to        8.23%
 2008                           1.30%     to       2.60%      4.53%     to       4.95%     (12.51)%    to      (11.36)%
UIF EMERGING MARKETS DEBT
 PORTFOLIO
 2012                           1.30%     to       2.60%      2.74%     to       2.89%      14.94%     to       16.44%
 2011                           1.30%     to       2.60%      3.54%     to       3.63%       4.29%     to        5.65%
 2010                           1.40%     to       2.60%      4.15%     to       4.30%       6.93%     to        8.22%
 2009                           1.40%     to       2.60%      8.09%     to       8.50%      26.87%     to       28.40%
 2008                           1.40%     to       2.60%      5.28%     to       7.31%     (17.16)%    to      (16.16)%
UIF EMERGING MARKETS EQUITY
 PORTFOLIO
 2012                           0.75%     to       2.65%        --      to         --       16.71%     to       18.95%
 2011                           0.75%     to       2.65%      0.38%     to       0.44%     (20.38)%    to      (18.85)%
 2010                           0.75%     to       2.60%      0.59%     to       0.62%      15.97%     to       18.06%
 2009                           0.75%     to       2.60%        --      to         --       65.49%     to       68.85%
 2008                           0.75%     to       2.60%        --      to         --      (57.74)%    to      (57.07)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 2012                                 583,980      $14.697249      to      $16.725853          $9,249,251
 2011                                 752,772       13.876019      to       15.532996          11,141,959
 2010                                 852,658       15.311706      to       16.859568          13,785,858
 2009                                 865,272       11.857135      to       12.842311          10,724,623
 2008                                 881,643        7.717449      to        8.222129           7,045,323
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                                 724,104       15.932646      to       18.990959          11,370,087
 2011                                 795,341       13.711234      to       18.243202          10,834,337
 2010                                 950,572       13.701193      to       18.552709          13,078,497
 2009                               1,012,549       11.298285      to       15.576875          11,633,476
 2008                               1,064,320        8.180000      to       11.484152           9,009,056
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2012                                 288,562        1.428840      to        8.234344           6,339,168
 2011                                 325,956        1.268623      to        7.368683           6,511,102
 2010                                 405,177        1.363789      to        8.019015           8,434,147
 2009                                 487,495        1.084382      to        6.457373           7,900,405
 2008                                 581,723        0.639343      to        3.835145           5,404,314
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                                 192,019        5.006747      to       15.067936           1,702,698
 2011                                 207,153        4.624968      to       13.727159           1,700,079
 2010                                 278,951        5.156085      to       15.077165           2,360,237
 2009                                 331,495        4.176285      to       12.039504           2,247,873
 2008                                 455,479        0.758844      to        2.531990           1,747,629
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2012                                  80,360        2.033394      to       10.468684           2,088,920
 2011                                  85,969        1.898469      to        9.926932           2,180,534
 2010                                 101,734        2.067430      to       10.976615           2,685,586
 2009                                 121,588        1.577208      to        8.504281           2,402,345
 2008                                 159,375        0.995874      to        5.453858           1,788,537
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2012                                 121,448        1.583380      to       14.470740           1,605,984
 2011                                 177,491        1.419803      to       10.760191           1,709,293
 2010                                 191,174        1.376640      to       10.598363           1,852,359
 2009                                 236,250        1.278577      to        9.993436           2,223,127
 2008                                 300,337        1.081452      to        8.586317           2,233,684
MORGAN STANLEY GROWTH
 PORTFOLIO
 2012                                  71,977        1.504970      to        8.298521           1,215,638
 2011                                  96,667        1.331531      to        7.459160           1,423,618
 2010                                 196,813        1.396243      to        7.940495           1,875,938
 2009                                 312,499        1.143469      to        6.606432           1,985,852
 2008                                 388,726        0.697147      to        4.092333           1,436,332
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2012                                 541,789        1.029389      to        9.165262           5,924,733
 2011                                 684,397        1.042742      to        9.405543           6,808,088
 2010                                 944,165        1.056265      to        9.652350           8,307,990
 2009                               1,147,310        1.069991      to        9.905627          10,656,905
 2008                               1,759,626        1.083695      to       10.165174          15,849,959

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO
 2012                           0.75%     to       2.40%        --      to         --        5.92%     to        7.68%
 2011                           0.75%     to       2.40%      0.25%     to       0.27%      (9.38)%    to       (7.87)%
 2010                           0.75%     to       2.40%        --      to         --       29.14%     to       31.28%
 2009                           0.75%     to       2.40%        --      to         --       53.64%     to       56.19%
 2008                           0.75%     to       2.40%      0.66%     to       0.71%     (48.08)%    to      (47.21)%
INVESCO VAN KAMPEN V.I.
 AMERICAN VALUE FUND+
 2012                           0.75%     to       2.85%      0.68%     to       0.70%      14.01%     to       16.20%
 2011                           0.75%     to       2.60%      0.60%     to       0.61%      (1.67)%    to        0.07%
 2010                           0.75%     to       2.60%      0.89%     to       1.04%      19.10%     to       21.27%
 2009                           0.75%     to       2.60%      1.13%     to       1.27%      35.64%     to       38.12%
 2008                           0.75%     to       2.60%      0.73%     to       0.84%     (42.80)%    to      (41.86)%
MORGAN STANLEY FOCUS GROWTH
 PORTFOLIO
 2012                           1.30%     to       2.25%        --      to         --       11.30%     to       12.63%
 2011                           1.30%     to       2.30%        --      to         --       (8.11)%    to       (6.98)%
 2010                           1.30%     to       2.30%      0.05%     to       0.05%      24.18%     to       25.77%
 2009                           1.30%     to       2.30%      0.12%     to       0.12%      67.53%     to       69.61%
 2008                           1.30%     to       2.40%      0.07%     to       0.44%     (52.72)%    to      (52.06)%
MORGAN STANLEY MULTI CAP
 GROWTH PORTFOLIO
 2012                           1.40%     to       2.60%        --      to         --        8.25%     to        9.77%
 2011                           1.40%     to       2.60%        --      to         --      (10.30)%    to       (8.95)%
 2010                           1.40%     to       2.60%        --      to         --       23.46%     to       25.23%
 2009                           1.40%     to       2.60%        --      to         --       64.94%     to       67.43%
 2008                           1.30%     to       2.60%        --      to         --      (50.47)%    to      (49.70)%
MORGAN STANLEY MID CAP GROWTH
 PORTFOLIO
 2012                           1.30%     to       2.60%        --      to         --        5.46%     to        7.11%
 2011                           1.30%     to       2.60%      0.11%     to       0.35%      (9.56)%    to       (8.17)%
 2010                           1.30%     to       2.60%      0.14%     to       0.14%      29.07%     to       31.08%
 2009                           1.30%     to       2.60%        --      to         --       55.93%     to       58.37%
 2008                           1.30%     to       2.60%      0.46%     to       0.75%     (49.53)%    to      (48.73)%
MORGAN STANLEY FLEXIBLE
 INCOME PORTFOLIO
 2012                           1.30%     to       2.85%      5.42%     to       6.27%       9.58%     to       11.52%
 2011                           1.30%     to       2.60%      6.28%     to       6.50%       1.53%     to        3.14%
 2010                           1.30%     to       2.60%      6.06%     to       6.22%       6.05%     to        7.67%
 2009                           1.30%     to       2.60%      6.06%     to       7.06%      16.39%     to       18.23%
 2008                           1.30%     to       2.60%      2.15%     to       2.26%     (23.90)%    to      (22.64)%
MORGAN STANLEY GROWTH
 PORTFOLIO
 2012                           1.30%     to       2.60%        --      to         --       11.25%     to       13.03%
 2011                           1.30%     to       2.60%        --      to         --       (6.06)%    to       (4.63)%
 2010                           1.30%     to       2.60%        --      to         --       20.19%     to       22.11%
 2009                           1.30%     to       2.60%        --      to         --       61.43%     to       64.02%
 2008                           1.30%     to       2.60%      0.32%     to       0.32%     (50.13)%    to      (49.36)%
MORGAN STANLEY MONEY MARKET
 PORTFOLIO
 2012                           1.30%     to       2.60%      0.01%     to       0.01%      (2.55)%    to       (1.28)%
 2011                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2010                           1.30%     to       2.60%      0.01%     to       0.01%      (2.56)%    to       (1.28)%
 2009                           1.30%     to       2.60%      0.01%     to       0.04%      (2.55)%    to       (1.27)%
 2008                           1.30%     to       2.60%      0.31%     to       2.21%      (0.49)%    to        1.06%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2012                                 156,008       $2.066150      to      $11.820086          $2,536,339
 2011                                 179,505        1.771790      to       10.273187           2,582,134
 2010                                 203,490        1.550008      to        9.101564           2,668,455
 2009                                 316,983        1.465801      to        8.874119           3,209,483
 2008                                 364,581        1.253489      to        7.668504           3,300,016
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND+
 2012                                 320,148        1.738574      to       18.999175           7,185,523
 2011                                 370,572        1.504281      to       16.700593           7,452,258
 2010                                 532,476        1.529464      to       14.815778           9,472,091
 2009                                 694,825        1.275164      to       12.547030           9,538,700
 2008                                 877,226        0.890452      to        8.893738           8,457,116
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2012                                  17,308       13.624834      to       15.001498             265,382
 2011                                  18,253       12.190696      to       13.275667             235,982
 2010                                  33,670       13.706419      to       14.762932             475,511
 2009                                  33,039       11.115325      to       11.841244             376,418
 2008                                  34,209        7.779124      to        8.196631             271,482
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2012                                  19,697       21.448564      to       23.830805             434,031
 2011                                  22,841       19.044128      to       20.927961             460,262
 2010                                  34,308       17.923536      to       19.481149             642,228
 2009                                  35,079       16.130007      to       17.339968             588,775
 2008                                  38,582       12.777273      to       13.585555             510,778
OPPENHEIMER SMALL-& MID-CAP
 GROWTH FUND/VA
 2012                                 416,183       10.070234      to       11.150423           4,541,190
 2011                                 548,416        8.883784      to        9.709738           5,227,964
 2010                                 334,650        9.028582      to        9.740581           3,195,386
 2009                                 268,436        7.276105      to        7.748581           2,042,025
 2008                                 296,017        5.637671      to        5.926277           1,727,670
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                               3,329,479       11.839081      to       16.300103          37,299,396
 2011                               3,982,406       10.481103      to       14.707136          39,735,535
 2010                               4,669,898       10.707143      to       15.312529          47,862,510
 2009                               5,084,418        9.103550      to        9.884059          48,461,503
 2008                               5,552,449        6.471717      to        6.908280          37,265,102
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                              10,122,147       14.494808      to       17.081030         139,326,196
 2011                              11,848,254       12.074238      to       14.501290         136,665,343
 2010                              13,249,423        9.211209      to       13.299088         169,274,589
 2009                              14,468,040        8.158560      to       11.580745         162,032,604
 2008                              16,015,332        5.999599      to        8.372758         130,549,614
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2012                                 612,063       11.007170      to       12.576051           7,214,807
 2011                                 714,966        9.673409      to       10.865981           7,332,939
 2010                                 834,380        9.944645      to       10.982330           8,678,561
 2009                                 926,970        8.798832      to        9.553191           8,458,373
 2008                                 971,932        7.044732      to        7.519888           7,050,582

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
MORGAN STANLEY GLOBAL
 INFRASTRUCTURE PORTFOLIO
 2012                           1.30%     to       2.35%      1.97%     to       2.21%      15.06%     to       16.61%
 2011                           1.30%     to       2.35%      2.59%     to       2.86%      12.87%     to       14.31%
 2010                           1.30%     to       2.35%      2.29%     to       2.29%       4.34%     to        5.75%
 2009                           1.30%     to       2.10%      2.53%     to       3.45%      15.72%     to       16.94%
 2008                           1.30%     to       2.10%      0.52%     to       0.60%     (34.58)%    to      (33.89)%
INVESCO V.I. EQUALLY-
 WEIGHTED S&P 500 FUND+
 2012                           1.30%     to       2.65%      1.63%     to       1.79%      13.76%     to       15.58%
 2011                           1.30%     to       2.65%      1.01%     to       1.56%      (3.26)%    to       (1.65)%
 2010                           1.30%     to       2.60%      1.25%     to       1.77%      18.08%     to       19.94%
 2009                           1.30%     to       2.60%      2.23%     to       2.39%      41.08%     to       43.20%
 2008                           1.30%     to       2.60%      1.70%     to       2.00%     (41.73)%    to      (40.80)%
UIF SMALL COMPANY GROWTH
 PORTFOLIO
 2012                           1.50%     to       2.60%        --      to         --       11.76%     to       13.00%
 2011                           1.50%     to       2.60%      4.17%     to       4.18%     (11.06)%    to      (10.07)%
 2010                           1.50%     to       2.60%        --      to         --       23.31%     to       24.67%
 2009                           1.50%     to       2.60%        --      to         --       42.89%     to       44.47%
 2008                           1.50%     to       2.60%        --      to         --      (41.97)%    to      (41.32)%
UIF GLOBAL FRANCHISE
 PORTFOLIO
 2012                           1.50%     to       2.60%      2.20%     to       2.21%      12.63%     to       13.87%
 2011                           1.50%     to       2.60%      3.17%     to       3.29%       6.25%     to        7.43%
 2010                           1.50%     to       2.60%      0.14%     to       0.48%      11.12%     to       12.35%
 2009                           1.50%     to       2.60%      6.58%     to       8.09%      26.24%     to       27.64%
 2008                           1.50%     to       2.60%      1.74%     to       1.78%     (30.77)%    to      (30.00)%
OPPENHEIMER SMALL-& MID-CAP
 GROWTH FUND/VA
 2012                           1.15%     to       2.45%        --      to         --       13.36%     to       14.84%
 2011                           1.15%     to       2.45%        --      to         --       (1.60)%    to       (0.32)%
 2010                           1.15%     to       2.45%        --      to         --       24.09%     to       25.71%
 2009                           1.15%     to       2.45%        --      to         --       29.06%     to       30.75%
 2008                           1.15%     to       2.45%        --      to         --      (50.44)%    to      (49.79)%
OPPENHEIMER CAPITAL
 APPRECIATION FUND/VA
 2012                           0.75%     to       2.65%      0.34%     to       0.40%      10.83%     to       12.96%
 2011                           0.75%     to       2.65%      0.10%     to       0.10%      (3.95)%    to       (2.11)%
 2010                           0.75%     to       2.65%        --      to         --        6.29%     to        8.33%
 2009                           0.75%     to       2.45%      0.01%     to       0.01%      40.67%     to       43.08%
 2008                           0.75%     to       2.45%        --      to         --      (46.98)%    to      (46.07)%
OPPENHEIMER GLOBAL SECURITIES
 FUND/VA
 2012                           0.75%     to       2.65%      1.85%     to       1.98%      17.79%     to       20.05%
 2011                           0.75%     to       2.65%        --      to       1.05%     (10.92)%    to       (9.21)%
 2010                           0.75%     to       2.45%      1.23%     to       1.26%      12.90%     to       14.84%
 2009                           0.75%     to       2.45%      1.91%     to       1.92%      35.99%     to       38.32%
 2008                           0.75%     to       2.45%      0.38%     to       1.22%     (41.78)%    to      (40.78)%
OPPENHEIMER MAIN STREET
 FUND(R) /VA
 2012                           0.75%     to       2.45%      0.66%     to       0.69%      13.79%     to       15.74%
 2011                           0.75%     to       2.45%      0.57%     to       0.58%      (2.73)%    to       (1.06)%
 2010                           0.75%     to       2.45%      0.88%     to       0.90%      13.02%     to       14.96%
 2009                           0.75%     to       2.45%      1.60%     to       5.03%      24.90%     to       27.04%
 2008                           0.75%     to       2.45%      0.96%     to       1.21%     (40.11)%    to      (39.08)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                               3,715,414      $14.118832      to      $18.786863         $49,534,146
 2011                               4,530,304       12.088944      to       16.394229          52,056,918
 2010                               5,156,605       12.477264      to       17.245498          61,538,635
 2009                               5,816,875        9.409166      to       10.215848          57,246,863
 2008                               6,427,668        7.044132      to        7.519269          46,917,001
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                               2,033,101       17.740592      to       23.763861          42,647,833
 2011                               2,320,202       16.334348      to       21.468467          43,968,750
 2010                               2,476,181       15.713840      to       22.337761          49,092,596
 2009                               2,411,095       14.285292      to       19.974918          43,044,632
 2008                               2,174,198        9.418219      to       12.954271          25,336,787
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                                 331,554       10.345093      to       43.567673           7,668,294
 2011                                 384,839        9.283463      to       38.438002           7,751,023
 2010                                 386,191        9.553836      to       38.890290           7,570,946
 2009                                 384,724        8.536656      to       34.164535           6,046,084
 2008                                 418,157        6.470360      to       25.458789           4,926,748
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                                 157,186       10.220434      to       55.470266           4,342,381
 2011                                 181,052        8.786996      to       46.910392           4,159,485
 2010                                 191,585        9.438735      to       49.564167           4,733,957
 2009                                 184,168        8.452551      to       43.659846           4,145,275
 2008                                 233,140        6.669551      to       33.886310           3,858,362
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                                 133,996        6.587144      to        7.055549             925,572
 2011                                 140,461        5.546623      to        5.864365             809,485
 2010                                 106,044        6.593054      to        6.880497             719,439
 2009                                 122,089        6.307141      to        6.497191             785,159
 2008                                 121,691        5.122141      to        5.208302             630,173
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                               3,052,070       13.344161      to       19.992244          41,536,904
 2011                               3,656,305       11.239143      to       16.521763          41,027,803
 2010                               3,710,479       13.894466      to       20.039777          50,746,015
 2009                               4,065,595        6.831196      to       18.350770          51,160,897
 2008                               4,743,712        5.617009      to       14.834573          48,320,022
PUTNAM VT INVESTORS FUND
 2012                               2,665,098        6.821686      to       10.724710          24,566,239
 2011                               3,281,193        5.980751      to        9.248869          26,311,391
 2010                               3,675,500        6.123513      to        9.314562          29,810,519
 2009                               4,056,740        5.489267      to        8.237992          29,245,066
 2008                               4,496,525        4.299982      to        6.344414          25,062,625
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                                  67,296       13.038869      to       13.553343             895,955
 2011                                  70,396       11.438389      to       11.695236             815,061
 2010                                  90,002       12.343941      to       12.414350           1,114,470

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
OPPENHEIMER MAIN STREET
 SMALL- & MID-CAP FUND/ VA
 2012                           0.75%     to       2.65%      0.31%     to       0.43%      14.59%     to       16.79%
 2011                           0.75%     to       2.65%      0.29%     to       0.36%      (4.94)%    to       (3.11)%
 2010                           0.75%     to       2.65%      0.37%     to       0.37%      19.84%     to       22.14%
 2009                           0.75%     to       2.45%      0.64%     to       0.65%      33.58%     to       35.86%
 2008                           0.75%     to       2.45%      0.19%     to       0.28%     (39.51)%    to      (38.47)%
PUTNAM VT DIVERSIFIED INCOME
 FUND
 2012                           0.75%     to       2.65%      5.37%     to       5.61%       8.61%     to       10.69%
 2011                           0.75%     to       2.65%        --      to       9.34%      (5.70)%    to       (3.89)%
 2010                           0.75%     to       2.40%     14.67%     to      14.82%      10.00%     to       11.83%
 2009                           0.75%     to       2.40%      6.40%     to       7.38%      51.68%     to       54.20%
 2008                           0.75%     to       2.40%      3.97%     to       6.12%     (32.46)%    to      (31.33)%
PUTNAM VT GLOBAL ASSET
 ALLOCATION FUND
 2012                           0.75%     to       2.45%      0.72%     to       0.72%      11.44%     to       13.35%
 2011                           0.75%     to       2.45%      4.31%     to       4.33%      (2.83)%    to       (1.16)%
 2010                           0.75%     to       2.45%      5.47%     to       5.52%      11.92%     to       13.83%
 2009                           0.75%     to       2.45%      5.79%     to       5.83%      31.94%     to       34.20%
 2008                           0.75%     to       2.45%      3.73%     to       4.98%     (34.94)%    to      (33.82)%
PUTNAM VT GROWTH AND INCOME
 FUND
 2012                           0.75%     to       2.40%      1.69%     to       1.75%      16.31%     to       18.25%
 2011                           0.75%     to       2.40%      1.28%     to       1.41%      (6.90)%    to       (5.35)%
 2010                           0.75%     to       2.40%      1.52%     to       1.56%      11.67%     to       13.52%
 2009                           0.75%     to       2.40%      2.64%     to       2.67%      26.73%     to       28.84%
 2008                           0.75%     to       2.40%      2.15%     to       2.21%     (40.15)%    to      (39.16)%
PUTNAM VT INTERNATIONAL VALUE
 FUND
 2012                           1.15%     to       2.45%      2.86%     to       2.97%      18.76%     to       20.31%
 2011                           1.15%     to       2.45%      2.39%     to       2.54%     (15.87)%    to      (14.77)%
 2010                           1.15%     to       2.45%      3.28%     to       3.45%       4.53%     to        5.90%
 2009                           1.15%     to       2.45%        --      to         --       23.14%     to       24.75%
 2008                           1.15%     to       2.45%      0.96%     to       2.07%     (47.33)%    to      (46.64)%
PUTNAM VT INTERNATIONAL
 EQUITY FUND
 2012                           0.75%     to       2.65%      2.13%     to       2.30%      18.73%     to       21.01%
 2011                           0.75%     to       2.65%      3.21%     to       3.23%     (19.11)%    to      (17.56)%
 2010                           0.75%     to       2.65%      3.49%     to       3.49%       7.15%     to        9.20%
 2009                           0.75%     to       2.45%        --      to         --       21.62%     to       23.70%
 2008                           0.75%     to       2.45%      2.06%     to       2.08%     (45.31)%    to      (44.37)%
PUTNAM VT INVESTORS FUND
 2012                           0.75%     to       2.40%      1.28%     to       1.44%      14.06%     to       15.96%
 2011                           0.75%     to       2.40%      1.09%     to       1.22%      (2.33)%    to       (0.71)%
 2010                           0.75%     to       2.40%      1.21%     to       1.21%      11.22%     to       13.07%
 2009                           0.75%     to       2.45%      1.08%     to       1.27%      27.66%     to       29.85%
 2008                           0.75%     to       2.45%      0.25%     to       0.25%     (41.01)%    to      (40.00)%
PUTNAM VT MULTI-CAP GROWTH
 FUND
 2012                           0.75%     to       2.40%      0.23%     to       0.23%      13.99%     to       15.89%
 2011                           0.75%     to       2.40%      0.25%     to       0.28%      (7.34)%    to       (5.79)%
 2010                           0.75%     to       2.40%        --      to         --       23.44%     to       24.14%

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONTINUED)

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                               1,409,074      $17.854586      to      $25.397393         $32,311,517
 2011                               1,715,931       15.604936      to       21.779803          34,025,474
 2010                               1,963,144       16.819413      to       23.032476          41,489,131
 2009                               2,186,839       14.612504      to       18.419681          37,246,459
 2008                               2,415,024       11.385034      to       14.109315          31,768,067
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                                 325,715       10.371758      to       12.716907           3,917,285
 2011                                 386,279        9.444989      to       11.385479           4,200,709
 2010                                 357,389        9.418537      to       11.162153           3,825,606
 2009                                 407,399        8.709196      to       10.147627           3,992,693
 2008                                 450,315        7.104520      to        8.138466           3,571,684
PUTNAM VT VOYAGER FUND
 2012                                 183,137       17.546042      to       65.710900           3,430,099
 2011                                 212,154       15.772876      to       56.104212           3,796,836
 2010                                 204,253        7.853627      to       69.084497           4,696,803
 2009                                 254,339        6.682609      to       57.851101           3,788,975
 2008                                 118,226        4.176328      to       35.705565           1,139,657
PUTNAM VT EQUITY INCOME FUND
 2012                                 407,877       16.501820      to       17.691694           6,987,732
 2011                                 460,234       14.174572      to       14.940621           6,712,687
 2010                                 435,024       14.252552      to       14.769377           6,315,710
 2009                                 456,368       12.970674      to       13.214639           5,976,725
PIONEER FUND VCT PORTFOLIO
 2012                                 163,326        1.067121      to        1.143296             175,496
 2011                                 197,101        0.991140      to        1.051851             196,659
 2010                                 330,747        1.060424      to        1.114727             354,259
 2009                                 408,482        0.935772      to        0.974389             385,438
 2008                                 458,022        0.765073      to        0.789105             352,543
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                               1,827,941       14.491008      to       17.457721          29,845,558
 2011                               2,108,391       13.012903      to       15.382082          30,611,144
 2010                               2,453,952       14.181013      to       15.856481          36,446,904
 2009                               2,738,744       12.972981      to       14.239834          36,321,876
 2008                               2,922,032       10.728106      to       11.559974          31,941,678
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                               2,574,929       16.332711      to       17.577090          42,974,594
 2011                               3,236,236       14.102268      to       14.891253          46,111,750
 2010                               3,707,365       14.792870      to       15.326425          54,744,089
 2009                               4,103,689       12.159411      to       13.346950          53,170,517
 2008                               4,582,691        9.718718      to       10.472431          46,976,482
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                                  11,378       13.706187      to       15.229283             163,328
 2011                                  13,282       12.405145      to       13.632928             172,263
 2010                                  16,549       13.601087      to       14.783671             234,568
 2009                                  17,222       11.675064      to       12.551405             208,578
 2008                                  20,311        7.233687      to        7.691740             151,538

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
PUTNAM VT SMALL CAP VALUE
 FUND
 2012                           0.75%     to       2.65%      0.45%     to       0.45%      14.42%     to       16.61%
 2011                           0.75%     to       2.65%      0.49%     to       0.49%      (7.22)%    to       (5.44)%
 2010                           0.75%     to       2.65%      0.30%     to       0.30%      22.69%     to       25.04%
 2009                           0.75%     to       2.45%      1.70%     to       1.70%      28.35%     to       30.55%
 2008                           0.75%     to       2.45%      1.00%     to       1.46%     (40.83)%    to      (39.82)%
PUTNAM VT GEORGE PUTNAM
 BALANCED FUND
 2012                           0.75%     to       2.45%      1.92%     to       1.99%       9.81%     to       11.69%
 2011                           0.75%     to       2.45%      2.08%     to       2.12%       0.28%     to        2.00%
 2010                           0.75%     to       2.45%      5.05%     to       5.11%       8.15%     to       10.00%
 2009                           0.75%     to       2.45%      4.45%     to       4.62%      22.59%     to       24.69%
 2008                           0.75%     to       2.45%      3.79%     to       4.53%     (42.16)%    to      (41.17)%
PUTNAM VT VOYAGER FUND
 2012                           0.75%     to       2.65%      0.31%     to       0.33%      11.24%     to       13.37%
 2011                           1.15%     to       2.65%        --      to         --      (20.00)%    to      (18.79)%
 2010                           1.15%     to       2.45%      1.27%     to       1.27%      17.88%     to       19.42%
 2009                           1.15%     to       2.40%      0.51%     to       0.75%      60.01%     to       62.02%
 2008                           1.15%     to       2.40%        --      to         --      (38.53)%    to      (37.75)%
PUTNAM VT EQUITY INCOME FUND
 2012                           0.75%     to       2.45%      2.21%     to       2.27%      16.42%     to       18.41%
 2011                           0.75%     to       2.45%      1.68%     to       1.84%      (0.55)%    to        1.16%
 2010                           0.75%     to       2.45%      2.01%     to       2.04%       9.88%     to       11.77%
 2009                           0.75%     to       2.45%      1.23%     to       1.28%      24.37%     to       26.50%
PIONEER FUND VCT PORTFOLIO
 2012                           1.15%     to       2.10%      1.19%     to       1.24%       7.67%     to        8.69%
 2011                           1.15%     to       2.10%      1.04%     to       1.14%      (6.53)%    to       (5.64)%
 2010                           1.15%     to       2.10%      1.09%     to       1.11%      13.32%     to       14.40%
 2009                           1.15%     to       2.10%      1.57%     to       1.57%      22.31%     to       23.48%
 2008                           1.15%     to       2.10%      1.45%     to       1.53%     (35.73)%    to      (35.12)%
INVESCO VAN KAMPEN V.I.
 GROWTH AND INCOME FUND
 2012                           0.75%     to       2.65%      1.28%     to       1.31%      11.36%     to       13.49%
 2011                           0.75%     to       2.65%      1.05%     to       1.07%      (4.82)%    to       (2.99)%
 2010                           0.75%     to       2.60%      0.09%     to       0.11%       9.31%     to       11.35%
 2009                           0.75%     to       2.60%      3.62%     to       3.67%      20.93%     to       23.18%
 2008                           0.75%     to       2.60%      1.78%     to       1.79%     (33.95)%    to      (32.72)%
INVESCO VAN KAMPEN V.I.
 COMSTOCK FUND
 2012                           0.75%     to       2.65%      1.44%     to       1.44%      15.82%     to       18.04%
 2011                           0.75%     to       2.65%      1.32%     to       2.01%      (4.67)%    to       (2.84)%
 2010                           0.75%     to       2.65%      0.13%     to       0.13%      12.67%     to       14.83%
 2009                           0.75%     to       2.60%      4.30%     to       4.31%      25.11%     to       27.45%
 2008                           0.75%     to       2.60%      2.18%     to       2.31%     (37.45)%    to      (36.28)%
INVESCO VAN KAMPEN V.I.
 AMERICAN FRANCHISE FUND+
 2012                           1.50%     to       2.60%        --      to         --       10.49%     to       11.71%
 2011                           1.50%     to       2.60%        --      to         --       (8.79)%    to       (7.78)%
 2010                           1.50%     to       2.60%        --      to         --       16.50%     to       17.79%
 2009                           1.50%     to       2.60%        --      to         --       61.40%     to       63.18%
 2008                           1.50%     to       2.60%      0.19%     to       0.23%     (50.42)%    to      (49.87)%

-------------------------------------------------------------------------------

                                                                  UNIT
                                                               FAIR VALUE
SUB-ACCOUNT                         UNITS #               LOWEST TO HIGHEST #                NET ASSETS
-------------------------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2012                                  14,416      $12.739822      to      $14.027006            $194,686
 2011                                  14,167       11.713370      to       12.755802             174,494
 2010                                  23,160       13.263331      to       14.285671             321,356
 2009                                  21,347       10.695487      to       11.393961             237,031
 2008                                  18,694        7.019577      to        7.396327             135,297
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                                  30,026        1.639115      to        1.639115              49,216
 2011                                  30,026        1.565814      to        1.565814              47,016
 2010                                  30,026        1.465154      to        1.465154              43,993
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                                   3,191        1.273268      to        1.273268               4,063
 2011                                   3,321        1.083489      to        1.083489               3,598
 2010                                   3,366        1.125767      to        1.125767               3,789
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                               1,351,867        0.933396      to        1.699411           1,523,973
 2011                               1,519,041        0.840995      to        1.512162           1,517,493
 2010                               1,708,305        0.987748      to        1.753967           1,958,734
 2009                               1,662,697        0.866352      to        1.519248           1,645,773
 2008                               1,930,277        0.765357      to        1.325462           1,675,129
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                                 182,005       12.468025      to       12.935392           2,286,776
 2011                                 233,490       11.841972      to       12.103026           2,753,528
 2010                                 296,600       12.712117      to       12.798846           3,727,963
 2009                                   5,610        1.298796      to        1.342955               7,432
 2008                                   6,269        0.868884      to        0.894400               5,541
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                                 494,029       12.229896      to       12.688341           6,198,451
 2011                                 630,140       10.983743      to       11.225910           7,026,045
 2010                                 714,206       12.134981      to       12.217855           8,707,476
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                                  23,309       11.817741      to       12.009593             278,763
 2011                                  26,133       10.447539      to       10.490576             273,811

                                                                    INVESTMENT
                                       EXPENSE                        INCOME                      TOTAL RETURN
                                   RATIO LOWEST TO               RATIO LOWEST TO                RATIO LOWEST TO
SUB-ACCOUNT                            HIGHEST*                     HIGHEST**                      HIGHEST***
-----------------------------  ------------------------------------------------------------------------------------------
INVESCO VAN KAMPEN V.I. MID
 CAP GROWTH FUND
 2012                           1.50%     to       2.60%        --      to         --        8.76%     to        9.97%
 2011                           1.50%     to       2.60%        --      to         --      (11.69)%    to      (10.71)%
 2010                           1.50%     to       2.60%        --      to         --       24.01%     to       25.38%
 2009                           1.50%     to       2.60%        --      to         --       52.37%     to       54.05%
 2008                           1.50%     to       2.60%        --      to         --      (48.20)%    to      (47.63)%
WELLS FARGO ADVANTAGE VT
 TOTAL RETURN BOND FUND
 2012                           1.35%     to       1.35%      1.45%     to       1.45%       4.68%     to        4.68%
 2011                           1.35%     to       1.35%      2.67%     to       2.67%       6.87%     to        6.87%
 2010                           1.35%     to       1.35%      2.23%     to       2.23%       5.62%     to        5.62%
WELLS FARGO ADVANTAGE VT
 INTRINSIC VALUE FUND
 2012                           1.65%     to       1.65%      1.34%     to       1.34%      17.52%     to       17.52%
 2011                           1.65%     to       1.65%      0.54%     to       0.54%      (3.76)%    to       (3.76)%
 2010                           1.65%     to       1.65%        --      to         --       11.96%     to       11.96%
WELLS FARGO ADVANTAGE VT
 INTERNATIONAL EQUITY FUND
 2012                           1.15%     to       2.40%      1.27%     to       1.65%      10.99%     to       12.38%
 2011                           1.15%     to       2.40%      0.63%     to       0.64%     (14.86)%    to      (13.79)%
 2010                           1.15%     to       2.40%        --      to         --       13.41%     to       14.00%
 2009                           1.15%     to       2.40%      3.38%     to       3.61%      13.20%     to       14.62%
 2008                           1.15%     to       2.40%        --      to         --      (42.88)%    to      (42.16)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP GROWTH FUND
 2012                           1.15%     to       2.65%        --      to         --        5.29%     to        6.88%
 2011                           1.15%     to       2.65%        --      to         --       (6.85)%    to       (5.44)%
 2010                           1.15%     to       2.65%        --      to         --       27.12%     to       27.99%
 2009                           1.65%     to       2.10%        --      to         --       49.48%     to       50.15%
 2008                           1.65%     to       2.10%        --      to         --      (42.64)%    to      (42.38)%
WELLS FARGO ADVANTAGE VT
 SMALL CAP VALUE FUND
 2012                           1.15%     to       2.65%      1.09%     to       1.14%      11.35%     to       13.03%
 2011                           1.15%     to       2.65%      0.89%     to       0.90%      (9.49)%    to       (8.12)%
 2010                           1.15%     to       2.65%        --      to         --       21.35%     to       22.18%
WELLS FARGO ADVANTAGE VT
 OPPORTUNITY FUND
 2012                           1.15%     to       2.35%      0.59%     to       0.59%      13.12%     to       14.48%
 2011                           1.15%     to       2.35%        --      to         --        4.48%     to        4.91%

  *  This represents the annualized contract expenses of the Sub-Account for the year indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the Funds and charges made directly to contract owner accounts through the redemption of units. Where the expense ratio is the same for each unit value, it is presented in both the lowest and highest columns.
 **  These amounts represent the dividends, excluding distributions of capital gains, received by the Sub-Account from the Fund, net of management fees assessed by the Fund's manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense risk charges, that result in direct reductions in the unit values. The recognition of investment income by the Sub-Account is affected by the timing of the declaration of dividends by the Fund in which the Sub-Account invests. Where the investment income ratio is the same for each unit value, it is presented in both the lowest and highest columns.
***  This represents the total return for the year indicated and reflects a deduction only for expenses assessed through the daily unit value calculation. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Investment options with a date notation indicate the effective date of that investment option in the Account. The total return is calculated for the year indicated or from the effective date through the end of the reporting period.
  #  Rounded units/unit fair values. Where only one unit value exists, it is presented in both the lowest and highest columns.
  +  See Note 1 for additional information related to this Sub-Account.

SEPARATE ACCOUNT THREE

HARTFORD LIFE INSURANCE COMPANY
NOTES TO FINANCIAL STATEMENTS -- (CONCLUDED)

-------------------------------------------------------------------------------

RIDERS:

    The Sponsor Company will make certain deductions (as a percentage of average daily Sub-Account Value) for various rider charges:

       Optional Death Benefit Charge maximum of .15%

       Earnings Protection Benefit Charge maximum of .20%

       Principal First Charge maximum of .75%

       Principal First Preferred Charge maximum of .20%

       MAV/EPB Death Benefit Charge maximum of .30%

       MAV Plus Charge maximum of .30%

    These charges can be assessed as a reduction in unit values or a redemption of units from applicable contract owners' accounts as specified in the product prospectus.

7.  SUBSEQUENT EVENTS:

    Management has evaluated events subsequent to December 31, 2012 and through the issuance date of the Account's financial statements, noting there are no subsequent events requiring adjustment or disclosure in the financial statements.

            REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Directors and Stockholder of Hartford Life Insurance Company
Hartford, Connecticut

We have audited the accompanying consolidated balance sheets of Hartford Life Insurance Company and subsidiaries (the "Company") as of December 31, 2012 and 2011, and the related consolidated statements of operations, comprehensive income, changes in equity, and cash flows for each of the three years in the period ended December 31, 2012. These consolidated financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on the consolidated financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement. The Company is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the consolidated financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall consolidated financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such consolidated financial statements present fairly, in all material respects, the financial position of Hartford Life Insurance Company and subsidiaries as of December 31, 2012 and 2011, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2012, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Hartford, Connecticut
March 13, 2013

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF OPERATIONS

                                              FOR THE YEARS ENDED
                                                  DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
REVENUES
 Fee income and other                  $3,002         $3,233         $3,226
 Earned premiums                           84            234            260
 Net investment income (loss):
  Securities available-for-sale and
   other                                2,545          2,579          2,622
  Equity securities, trading              202            (14)           238
                                     --------       --------       --------
 Total net investment income            2,747          2,565          2,860
 Net realized capital gains
  (losses):
  Total other-than-temporary
   impairment ("OTTI") losses            (293)          (196)          (712)
  OTTI losses recognized in other
   comprehensive income                    38             71            376
                                     --------       --------       --------
  Net OTTI losses recognized in
   earnings                              (255)          (125)          (336)
  Net realized capital gains
   (losses), excluding net OTTI
   losses recognized in earnings       (1,158)           125           (608)
                                     --------       --------       --------
 Total net realized capital losses     (1,413)            --           (944)
                                     --------       --------       --------
                     TOTAL REVENUES     4,420          6,032          5,402
BENEFITS, LOSSES AND EXPENSES
 Benefits, loss and loss adjustment
  expenses                              2,900          3,107          2,948
 Benefits, loss and loss adjustment
  expenses -- returns credited on
  international unit-linked bonds
  and pension products                    201            (14)           238
 Amortization of deferred policy
  acquisition costs and present
  value of future profits                 324            427            110
 Insurance operating costs and
  other expenses                          294          2,674          1,365
 Reinsurance loss on disposition
  (including goodwill impairment of
  $61)                                     61             --             --
 Dividends to policyholders                20             17             21
                                     --------       --------       --------
TOTAL BENEFITS, LOSSES AND EXPENSES     3,800          6,211          4,682
      INCOME (LOSS) FROM CONTINUING
     OPERATIONS BEFORE INCOME TAXES       620           (179)           720
 Income tax expense (benefit)              35           (325)           136
                                     --------       --------       --------
 INCOME FROM CONTINUING OPERATIONS,
                         NET OF TAX       585            146            584
 Income (loss) from discontinued
  operations, net of tax                  (29)            98            123
                                     --------       --------       --------
                         NET INCOME       556            244            707
 Net income attributable to the
  noncontrolling interest                   2             --              8
                                     --------       --------       --------
NET INCOME ATTRIBUTABLE TO HARTFORD
             LIFE INSURANCE COMPANY      $554           $244           $699
                                     --------       --------       --------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME

                                            YEAR ENDED DECEMBER 31,
                                       2012           2011           2010
                                                 (IN MILLIONS)
--------------------------------------------------------------------------------
COMPREHENSIVE INCOME
 Net income                              $556           $244           $707
                                     --------       --------       --------
Other comprehensive income (loss):
  Change in net unrealized
   gain/loss on securities (1),(2)      1,120          1,174          1,473
  Change in net gain/loss on
   cash-flow hedging instruments
   (1)                                   (110)           103            117
  Change in foreign currency
   translation adjustments (1)             24             (2)           (17)
                                     --------       --------       --------
  Total other comprehensive income      1,034          1,275          1,573
                                     --------       --------       --------
  Total comprehensive income            1,590          1,519          2,280
Less: Comprehensive income
 attributable to noncontrolling
 interest                                   2             --              8
                                     --------       --------       --------
         TOTAL COMPREHENSIVE INCOME
      ATTRIBUTABLE TO HARTFORD LIFE
                  INSURANCE COMPANY    $1,588         $1,519         $2,272
                                     --------       --------       --------

(1) Net change in unrealized capital gain on securities is reflected net of tax benefit and other items of $1,001, $636 and $(793) for the years ended December 31, 2012, 2011 and 2010, respectively. Net gain (loss) on cash flow hedging instruments is net of tax provision (benefit) of $59, $(55) and $(63) for the years ended December 31, 2012, 2011 and 2010, respectively. There is no tax effect on cumulative translation adjustments.

(2) There were reclassification adjustments for after-tax gains (losses) realized in net income of $(1), $52 and $(121) for the years ended December 31, 2012, 2011 and 2010, respectively.

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                          CONSOLIDATED BALANCE SHEETS

                                                   AS OF DECEMBER 31,
                                                 2012              2011
                                                  (IN MILLIONS, EXCEPT
                                                     FOR SHARE DATA)
--------------------------------------------------------------------------------
ASSETS
 Investments:
 Fixed maturities, available-for-sale, at
  fair value (amortized cost of $45,753 and
  $46,236) (includes variable interest
  entity assets, at fair value, of $89 and
  $153)                                           $49,404           $47,778
 Fixed maturities, at fair value using the
  fair value option (includes variable
  interest entity assets, at fair value, of
  $132 and $338)                                    1,010             1,317
 Equity securities, trading, at fair value
  (cost of $1,614 and $1,860)                       1,847             1,967
 Equity securities, available for sale, at
  fair value (cost of $408 and $443)                  400               398
 Mortgage loans (net of allowances for loan
  losses of $14 and $23)                            4,935             4,182
 Policy loans, at outstanding balance               1,951             1,952
 Limited partnership and other alternative
  investments (includes variable interest
  entity assets of $6 and $7)                       1,372             1,376
 Other investments                                    582             1,974
 Short-term investments                             2,354             3,882
                                              -----------       -----------
                           TOTAL INVESTMENTS       63,855            64,826
 Cash                                               1,342             1,183
 Premiums receivable and agents' balances              58                64
 Reinsurance recoverables                           2,893             5,006
 Deferred policy acquisition costs and
  present value of future profits                   3,072             3,448
 Deferred income taxes, net                         1,557             2,006
 Goodwill                                             250               470
 Other assets                                       1,306               925
 Separate account assets                          141,558           143,859
                                              -----------       -----------
                                TOTAL ASSETS     $215,891          $221,787
                                              -----------       -----------
LIABILITIES
 Reserve for future policy benefits and
  unpaid losses and loss adjustment expenses      $11,916           $11,831
 Other policyholder funds and benefits
  payable                                          40,501            45,016
 Other policyholder funds and benefits
  payable -- international unit-linked bonds
  and pension products                              1,837             1,929
 Consumer notes                                       161               314
 Other liabilities (includes variable
  interest entity liabilities of $111 and
  $477)                                             9,535             9,927
 Separate account liabilities                     141,558           143,859
                                              -----------       -----------
                           TOTAL LIABILITIES      205,508           212,876
COMMITMENTS AND CONTINGENCIES (NOTE 10)
STOCKHOLDER'S EQUITY
 Common stock -- 1,000 shares authorized,
  issued and outstanding, par value $5,690              6                 6
 Additional paid-in capital                         8,155             8,271
 Accumulated other comprehensive income, net
  of tax                                            1,987               953
 Retained earnings (deficit)                          235              (319)
                                              -----------       -----------
                  TOTAL STOCKHOLDER'S EQUITY       10,383             8,911
                                              -----------       -----------
  TOTAL LIABILITIES AND STOCKHOLDER'S EQUITY     $215,891          $221,787
                                              -----------       -----------

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                  CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY

                                                                                         ACCUMULATED
                                                                ADDITIONAL                  OTHER
                                            COMMON                PAID-IN               COMPREHENSIVE
                                            STOCK                 CAPITAL               INCOME (LOSS)
                                                                  (IN MILLIONS)
---------------------------------------------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                    $ 6                 $ 8,271                     $ 953
Capital contributions (to) from parent         --                    (116)                       --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Change in noncontrolling interest
 ownership                                     --                      --                        --
Total other comprehensive income               --                      --                     1,034
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2012         $6                  $8,155                    $1,987
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2010                    $ 6                 $ 8,265                    $ (322)
Capital contributions from parent              --                       6                        --
Dividends declared                             --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,275
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2011         $6                  $8,271                      $953
                                             ----                 -------                  --------
BALANCE, DECEMBER 31, 2009                    $ 6                 $ 8,457                  $ (2,070)
Capital contributions (to) from parent         --                    (192)                       --
Dividends declared                             --                      --                        --
Cumulative effect of accounting
 changes, net of DAC and tax                   --                      --                       175
Change in noncontrolling interest
 ownership                                     --                      --                        --
Net income                                     --                      --                        --
Total other comprehensive income               --                      --                     1,573
                                             ----                 -------                  --------
            BALANCE, DECEMBER 31, 2010         $6                  $8,265                     $(322)
                                             ----                 -------                  --------


                                                  RETAINED                  NON-                   TOTAL
                                                  EARNINGS              CONTROLLING            STOCKHOLDER'S
                                                 (DEFICIT)                INTEREST                 EQUITY
                                                                     (IN MILLIONS)
--------------------------------------  -----------------------------------------------------------------------
BALANCE, DECEMBER 31, 2011                          $ (319)                 $ --                   $ 8,911
Capital contributions (to) from parent                  --                    --                      (116)
Dividends declared                                      --                    --                        --
Net income                                             554                     2                       556
Change in noncontrolling interest
 ownership                                              --                    (2)                       (2)
Total other comprehensive income                        --                    --                     1,034
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2012                $235                  $ --                   $10,383
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2010                          $ (562)                 $ --                   $ 7,387
Capital contributions from parent                       --                    --                         6
Dividends declared                                      (1)                   --                        (1)
Net income                                             244                    --                       244
Total other comprehensive income                        --                    --                     1,275
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2011               $(319)                 $ --                    $8,911
                                                  --------                  ----                  --------
BALANCE, DECEMBER 31, 2009                        $ (1,113)                 $ 61                   $ 5,341
Capital contributions (to) from parent                  --                    --                      (192)
Dividends declared                                       1                    --                         1
Cumulative effect of accounting
 changes, net of DAC and tax                          (149)                   --                        26
Change in noncontrolling interest
 ownership                                              --                   (69)                      (69)
Net income                                             699                     8                       707
Total other comprehensive income                        --                    --                     1,573
                                                  --------                  ----                  --------
            BALANCE, DECEMBER 31, 2010               $(562)                 $ --                    $7,387
                                                  --------                  ----                  --------

                 SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

                HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
                                                (IN MILLIONS)
--------------------------------------------------------------------------------
OPERATING ACTIVITIES
 Net income (loss)                     $556            $244            $707
 Adjustments to reconcile net
  income(loss) to net cash
  provided by operating
  activities
 Amortization of deferred policy
  acquisition costs and present
  value of future profits               359             474             178
 Additions to deferred policy
  acquisition costs and present
  value of future profits              (329)           (381)           (381)
 Change in:
 Reserve for future policy
  benefits and unpaid losses and
  loss adjustment expenses              (44)            252              13
 Reinsurance recoverables               (47)             57              26
 Receivables and other assets           158               9            (112)
 Payables and accruals               (1,035)          2,402             295
 Accrued and deferred income
  taxes                                 392            (125)           (131)
 Net realized capital losses          1,413               1             882
 Net receipts (disbursements)
  from investment contracts
  related to policyholder funds
  --international unit-linked
  bonds and pension products            (92)           (323)           (167)
 Net (increase) decrease in
  equity securities, trading            120             312             164
 Goodwill Impairment                    149              --              --
 Depreciation and amortization          164             194             207
 Reinsurance loss on
  disposition, including
  goodwill impairment of $61             61              --              --
 Other, net                             202            (108)            201
                                  ---------       ---------       ---------
  NET CASH PROVIDED BY OPERATING
                      ACTIVITIES      2,027           3,008           1,882
INVESTING ACTIVITIES
 Proceeds from the
  sale/maturity/prepayment of:
 Fixed maturities and short-term
  investments,
  available-for-sale                 25,163          19,203          28,581
 Fixed maturities, fair value
  option                                283              37              20
 Equity securities,
  available-for-sale                    133             147             171
 Mortgage loans                         306             332           1,288
 Partnerships                           110             128             151
 Payments for the purchase of:
 Fixed maturities and short-term
  investments,
  available-for-sale                (23,949)        (20,517)        (28,871)
 Fixed maturities, fair value
  option                               (182)           (661)            (74)
 Equity securities,
  available-for-sale                    (97)           (230)           (122)
 Mortgage loans                      (1,056)         (1,246)           (189)
 Partnerships                          (417)           (436)           (172)
 Proceeds from business sold             58              --             241
 Change in derivatives, net          (2,275)            938            (644)
 Change in policy loans, net              1             176              (8)
 Change in payables for
  collateral under securities
  lending, net                           --              --             (46)
 Change in all other, net                --               1            (117)
                                  ---------       ---------       ---------
 NET CASH PROVIDED BY (USED FOR)
            INVESTING ACTIVITIES     (1,922)         (2,128)            209
FINANCING ACTIVITIES
 Deposits and other additions to
  investment and universal
  life-type contracts                10,004          12,124          15,405
 Withdrawals and other
  deductions from investment and
  universal life-type contracts     (24,608)        (22,720)        (25,030)
 Net transfers from (to)
  separate accounts related to
  investment and universal
  life-type contracts                13,196          10,439           8,211
 Net increase in securities
  loaned or sold under
  agreements to repurchase            1,615              --              --
 Capital contributions (to) from
  parent                                 --              --            (195)
 Net repayments at maturity or
  settlement of consumer notes         (153)            (68)           (754)
                                  ---------       ---------       ---------
     NET CASH USED FOR FINANCING
                      ACTIVITIES         54            (225)         (2,363)
 Foreign exchange rate effect on
  cash                                   --              (3)             10
 Net increase (decrease) in cash        159             652            (262)
 Cash -- beginning of year            1,183             531             793
                                  ---------       ---------       ---------
 CASH -- END OF YEAR                 $1,342          $1,183            $531
                                  ---------       ---------       ---------
SUPPLEMENTAL DISCLOSURE OF CASH
 FLOW INFORMATION:
 Net cash paid (received) during
  the year for income taxes            (395)           (105)            354
 Noncash return of capital             (126)             --              --
SUPPLEMENTAL DISCLOSURE OF
 NON-CASH INVESTING ACTIVITY
 Conversion of fixed maturities,
  available-for-sale to equity
  securities, available-for-sale         43              --              --

                SEE NOTES TO CONSOLIDATED FINANCIAL STATEMENTS.

HARTFORD LIFE INSURANCE COMPANY AND SUBSIDIARIES
NOTES TO CONSOLIDATED FINANCIAL STATEMENTS
(DOLLAR AMOUNTS IN MILLIONS, UNLESS OTHERWISE STATED)

--------------------------------------------------------------------------------

1. BASIS OF PRESENTATION AND SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION

Hartford Life Insurance Company (together with its subsidiaries, "HLIC", "Company", "we" or "our") is a provider of insurance and investment products in the United States ("U.S.") and is a wholly-owned subsidiary of Hartford Life and Accident Insurance Company ("HLA"). Hartford Life, Inc., a Delaware corporation ("HLI") is the parent of HLA. The Hartford Financial Services Group, Inc. ("The Hartford") is the ultimate parent of the Company.

On January 1, 2013, HLI completed the sale of its Retirement Plans business to Massachusetts Mutual Life Insurance Company ("MassMutual") and on January 2, 2013 HLI completed the sale of its Individual Life insurance business to The Prudential Insurance Company of America, a subsidiary of Prudential Financial, Inc. ("Prudential"). For further discussion of these and other such transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under Hartford Funds Management Group, Inc., also a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. The Company effected the reorganization by distributing certain Mutual Funds subsidiaries to HLA in the form of a return of capital effective December 31, 2012. The reorganization was accounted for by the Company as a transfer of net assets at book value between entities under common control.

In connection with the reorganization of the Mutual Funds business, investment advisory agreements between the Company's Mutual Funds subsidiaries and HL Investment Advisors, LLC, an indirect subsidiary of the Company, were terminated effective December 31, 2012. Following the reorganization, Hartford Funds Management Company, LLC, an indirect subsidiary of HLI, will replace HL Investment Advisors, LLC as the investment advisor for The Hartford's mutual funds. The Mutual Funds reporting segment contributed less than 10% of the net income attributable to HLIC for the year ended December 31, 2012. The carrying value of the subsidiaries distributed was $203 and $116 as of December 31, 2012 and 2011, respectively. For further discussion of the reorganization of the Mutual Funds business, see Note 7 --Goodwill and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

The Consolidated Financial Statements have been prepared on the basis of accounting principles generally accepted in the United States of America ("U.S. GAAP"), which differ materially from the accounting practices prescribed by various insurance regulatory authorities.

On January 1, 2012, the Company retrospectively adopted Accounting Standards Update No. 2010-26, FINANCIAL SERVICES -- INSURANCE (TOPIC 944): ACCOUNTING FOR COSTS ASSOCIATED WITH ACQUIRING OR RENEWING INSURANCE CONTRACTS which clarifies the definition of policy acquisition costs that are eligible for deferral. As a result of this accounting change, stockholder's equity as of January 1, 2010, decreased by approximately $1.0 billion, after-tax from $6.3 billion to $5.3 billion due to a reduction of the Company's deferred acquisition cost asset balance related to certain costs that do not meet the provisions of the revised standard.

CONSOLIDATION

The Consolidated Financial Statements include the accounts of HLIC, companies in which the Company directly or indirectly has a controlling financial interest and those variable interest entities ("VIEs") in which the Company is required to consolidate. Entities in which HLIC has significant influence over the operating and financing decisions but are not required to consolidate are reported using the equity method. For further discussions on VIEs, see Note 4 of Notes to Consolidated Financial Statements. Material intercompany transactions and balances between HLIC and its subsidiaries have been eliminated.

DISCONTINUED OPERATIONS

The results of operations of a component of the Company that either has been disposed of or is classified as held-for-sale are reported in discontinued operations if the operations and cash flows of the component have been or will be eliminated from the ongoing operations of the Company as a result of the disposal transaction and the Company will not have any significant continuing involvement in the operations of the component after the disposal transaction.

The Company is presenting the operations of certain businesses that meet the criteria for reporting as discontinued operations. Amounts for prior periods have been retrospectively reclassified. For information on the specific businesses and related impacts, see Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements

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USE OF ESTIMATES

The preparation of financial statements, in conformity with U.S. GAAP, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The most significant estimates include those used in determining estimated gross profits used in the valuation and amortization of assets and liabilities associated with variable annuity and other universal life-type contracts; evaluation of other-than-temporary impairments on available-for-sale securities and valuation allowances on investments; living benefits required to be fair valued; goodwill impairment; valuation of investments and derivative instruments; valuation allowance on deferred tax assets; and contingencies relating to corporate litigation and regulatory matters (see Note 10). The related accounting policies are summarized in the Significant Accounting Policies section of this footnote unless indicated otherwise herein. Certain of these estimates are particularly sensitive to market conditions, and deterioration and/or volatility in the worldwide debt or equity markets could have a material impact on the Consolidated Financial Statements.

RECLASSIFICATIONS

Certain reclassifications have been made to prior year financial information to conform to the current year presentation.

SIGNIFICANT ACCOUNTING POLICIES

The Company's significant accounting policies are as follows:

SEGMENT INFORMATION

The Company currently conducts business in a single reporting segment comprised of business from the Company's U.S. annuity, international annuity, and institutional and private-placement life insurance businesses, as well as the Retirement Plans and Individual Life businesses that were sold in January 2013. In addition, the Company no longer has a Mutual Funds reporting segment following the reorganization of its Mutual Funds business effective December 31, 2012. For further discussion of the Retirement Plans and Individual Life transactions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For further discussion of the reorganization of the Mutual Funds business, see the Basis of Presentation section of this footnote. The Company's determination that it operates in a single reporting segment is based on the fact that the Company's chief operating decision maker reviews the Company's financial performance at a consolidated level.

REVENUE RECOGNITION

For investment and universal life-type contracts, the amounts collected from policyholders are considered deposits and are not included in revenue. Fee income for universal life-type contracts consists of policy charges for policy administration, cost of insurance charges and surrender charges assessed against policyholders' account balances and are recognized in the period in which services are provided. For the Company's traditional life and group disability products premiums are recognized as revenue when due from policyholders.

INCOME TAXES

The Company recognizes taxes payable or refundable for the current year and deferred taxes for the tax consequences of differences between the financial reporting and tax basis of assets and liabilities. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years the temporary differences are expected to reverse.

The Company is included in The Hartford's consolidated Federal income tax return. The Company and The Hartford have entered into a tax sharing agreement under which each member in the consolidated U.S. Federal income tax return will make payments between them such that, with respect to any period, the amount of taxes to be paid by the Company, subject to certain tax adjustments, is consistent with the "parent down" approach. Under this approach, the Company's deferred tax assets and tax attributes are considered realized by it so long as the group is able to recognize (or currently use) the related deferred tax asset or attribute. Thus the need for a valuation allowance is determined at the consolidated return level rather than at the level of the individual entities comprising the consolidated group.

DIVIDENDS TO POLICYHOLDERS

Policyholder dividends are paid to certain life insurance policyholders. Policies that receive dividends are referred to as participating policies. Such dividends are accrued using an estimate of the amount to be paid based on underlying contractual obligations under policies and applicable state laws.

Participating policies were 5%, 2% and 3% of the total life insurance policies as of December 31, 2012, 2011, and 2010, respectively. Dividends to policyholders were $20, $17 and $21 for the years ended December 31, 2012, 2011, and 2010, respectively. There were no additional amounts of income allocated to participating policyholders. If limitations exist on the amount of net income from participating life insurance contracts that may be distributed to stockholder's, the policyholder's

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share of net income on those contracts that cannot be distributed is excluded from stockholder's equity by a charge to operations and a credit to a liability.

FAIR VALUE

The following financial instruments are carried at fair value in the Company's Consolidated Financial Statements: fixed maturity and equity securities, available-for-sale ("AFS"), fixed maturities at fair value using fair value option ("FVO"); equity securities, trading; short-term investments; freestanding and embedded derivatives; limited partnerships and other alternative investments measured at fair value; separate account assets; and certain other liabilities.

INVESTMENTS

OVERVIEW

The Company's investments in fixed maturities include bonds, redeemable preferred stock and commercial paper. These investments, along with certain equity securities, which include common and non-redeemable preferred stocks, are classified as AFS and are carried at fair value. The after-tax difference from cost or amortized cost is reflected in stockholders' equity as a component of Other Comprehensive Income (Loss) ("OCI"), after adjustments for the effect of deducting the life and pension policyholders' share of the immediate participation guaranteed contracts and certain life and annuity deferred policy acquisition costs and reserve adjustments. Fixed maturities for which the Company elected the fair value option are classified as FVO and are carried at fair value. The equity investments associated with the variable annuity products offered in Japan are recorded at fair value and are classified as trading with changes in fair value recorded in net investment income. Policy loans are carried at outstanding balance. Mortgage loans are recorded at the outstanding principal balance adjusted for amortization of premiums or discounts and net of valuation allowances. Short-term investments are carried at amortized cost, which approximates fair value. Limited partnerships and other alternative investments are reported at their carrying value with the change in carrying value primarily accounted for under the equity method and accordingly the Company's share of earnings are included in net investment income. In addition, investment fund accounting is applied to a wholly-owned fund of funds. Recognition of limited partnerships and other alternative investment income is delayed due to the availability of the related financial information, as private equity and other funds are generally on a three-month delay and hedge funds are on a one-month delay. Accordingly, income for the years ended December 31, 2012, 2011 and 2010 may not include the full impact of current year changes in valuation of the underlying assets and liabilities, which are generally obtained from the limited partnerships and other alternative investments' general partners. Other investments primarily consist of derivatives instruments which are carried at fair value.

RECOGNITION AND PRESENTATION OF OTHER-THAN-TEMPORARY IMPAIRMENTS

The Company deems debt securities and certain equity securities with debt-like characteristics (collectively "debt securities") to be other-than-temporarily impaired ("impaired") if a security meets the following conditions: a) the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, or b) the Company does not expect to recover the entire amortized cost basis of the security. If the Company intends to sell or it is more likely than not the Company will be required to sell the security before a recovery in value, a charge is recorded in net realized capital losses equal to the difference between the fair value and amortized cost basis of the security. For those impaired debt securities which do not meet the first condition and for which the Company does not expect to recover the entire amortized cost basis, the difference between the security's amortized cost basis and the fair value is separated into the portion representing a credit other-than-temporary impairment ("impairment"), which is recorded in net realized capital losses, and the remaining impairment, which is recorded in OCI. Generally, the Company determines a security's credit impairment as the difference between its amortized cost basis and its best estimate of expected future cash flows discounted at the security's effective yield prior to impairment. The remaining non-credit impairment, which is recorded in OCI, is the difference between the security's fair value and the Company's best estimate of expected future cash flows discounted at the security's effective yield prior to the impairment, which typically represents current market liquidity and risk premiums. The previous amortized cost basis less the impairment recognized in net realized capital losses becomes the security's new cost basis. The Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary.

The Company's evaluation of whether a credit impairment exists for debt securities includes but is not limited to, the following factors: (a) changes in the financial condition of the security's underlying collateral, (b) whether the issuer is current on contractually obligated interest and principal payments,
(c) changes in the financial condition, credit rating and near-term prospects of the issuer, (d) the extent to which the fair value has been less than the amortized cost of the security and (e) the payment structure of the security. The Company's best estimate of expected future cash flows used to determine the credit loss amount is a quantitative and qualitative process that incorporates information received from third-party sources along with certain internal assumptions and judgments regarding the future performance of the security. The Company's best estimate of future cash flows involves assumptions including, but not limited to, various performance indicators, such as historical and projected default and recovery rates, credit ratings, current and projected delinquency rates, and loan-to-value ("LTV") ratios. In addition, for structured securities, the Company considers factors including, but not limited to, average

                                    F-9

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cumulative collateral loss rates that vary by vintage year, commercial and residential property value declines that vary by property type and location and commercial real estate delinquency levels.

These assumptions require the use of significant management judgment and include the probability of issuer default and estimates regarding timing and amount of expected recoveries which may include estimating the underlying collateral value. In addition, projections of expected future debt security cash flows may change based upon new information regarding the performance of the issuer and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For equity securities where the decline in the fair value is deemed to be other-than-temporary, a charge is recorded in net realized capital losses equal to the difference between the fair value and cost basis of the security. The previous cost basis less the impairment becomes the security's new cost basis. The Company asserts its intent and ability to retain those equity securities deemed to be temporarily impaired until the price recovers. Once identified, these securities are systematically restricted from trading unless approved by a committee of investment and accounting professionals ("Committee"). The Committee will only authorize the sale of these securities based on predefined criteria that relate to events that could not have been reasonably foreseen. Examples of the criteria include, but are not limited to, the deterioration in the issuer's financial condition, security price declines, a change in regulatory requirements or a major business combination or major disposition.

The primary factors considered in evaluating whether an impairment exists for an equity security include, but are not limited to: (a) the length of time and extent to which the fair value has been less than the cost of the security, (b) changes in the financial condition, credit rating and near-term prospects of the issuer, (c) whether the issuer is current on preferred stock dividends and (d) the intent and ability of the Company to retain the investment for a period of time sufficient to allow for recovery.

MORTGAGE LOAN VALUATION ALLOWANCES

The Company's security monitoring process reviews mortgage loans on a quarterly basis to identify potential credit losses. Commercial mortgage loans are considered to be impaired when management estimates that, based upon current information and events, it is probable that the Company will be unable to collect amounts due according to the contractual terms of the loan agreement. Criteria used to determine if an impairment exists include, but are not limited to: current and projected macroeconomic factors, such as unemployment rates, and property-specific factors such as rental rates, occupancy levels, LTV ratios and debt service coverage ratios ("DSCR"). In addition, the Company considers historic, current and projected delinquency rates and property values. These assumptions require the use of significant management judgment and include the probability and timing of borrower default and loss severity estimates. In addition, projections of expected future cash flows may change based upon new information regarding the performance of the borrower and/or underlying collateral such as changes in the projections of the underlying property value estimates.

For mortgage loans that are deemed impaired, a valuation allowance is established for the difference between the carrying amount and the Company's share of either (a) the present value of the expected future cash flows discounted at the loan's effective interest rate, (b) the loan's observable market price or, most frequently, (c) the fair value of the collateral. A valuation allowance has been established for either individual loans or as a projected loss contingency for loans with an LTV ratio of 90% or greater and consideration of other credit quality factors, including DSCR. Changes in valuation allowances are recorded in net realized capital gains and losses. Interest income on impaired loans is accrued to the extent it is deemed collectible and the loans continue to perform under the original or restructured terms. Interest income ceases to accrue for loans when it is probable that the Company will not receive interest and principal payments according to the contractual terms of the loan agreement, or if a loan is more than 60 days past due. Loans may resume accrual status when it is determined that sufficient collateral exists to satisfy the full amount of the loan and interest payments, as well as when it is probable cash will be received in the foreseeable future. Interest income on defaulted loans is recognized when received.

NET REALIZED CAPITAL GAINS AND LOSSES

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis, as well as changes in value associated with fixed maturities for which the fair value option was elected. Net realized capital gains and losses also result from fair value changes in derivatives contracts (both free-standing and embedded) that do not qualify, or are not designated, as a hedge for accounting purposes, ineffectiveness on derivatives that qualify for hedge accounting treatment, and the change in value of derivatives in certain fair-value hedge relationships and their associated hedged asset. Impairments and mortgage loan valuation allowances are recognized as net realized capital losses in accordance with the Company's policies previously discussed. Foreign currency transaction remeasurements are also included in net realized capital gains and losses.

                                    F-10


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NET INVESTMENT INCOME

Interest income from fixed maturities and mortgage loans is recognized when earned on the constant effective yield method based on estimated timing of cash flows. The amortization of premium and accretion of discount for fixed maturities also takes into consideration call and maturity dates that produce the lowest yield. For securitized financial assets subject to prepayment risk, yields are recalculated and adjusted periodically to reflect historical and/or estimated future repayments using the retrospective method; however, if these investments are impaired, any yield adjustments are made using the prospective method. Prepayment fees on fixed maturities and mortgage loans are recorded in net investment income when earned. Limited partnerships and other alternative investments primarily use the equity method of accounting to recognize the Company's share of earnings, as well as investment fund accounting applied to a wholly-owned fund of funds. For impaired debt securities, the Company accretes the new cost basis to the estimated future cash flows over the expected remaining life of the security by prospectively adjusting the security's yield, if necessary. The Company's non-income producing investments were not material for the years ended December 31, 2012, 2011 and 2010.

Net investment income on equity securities, trading, includes dividend income and the changes in market value of the securities associated with the variable annuity products sold in Japan and the United Kingdom. The returns on these policyholder-directed investments inure to the benefit of the variable annuity policyholders but the underlying funds do not meet the criteria for separate account reporting. Accordingly, these assets are reflected in the Company's general account and the returns credited to the policyholders are reflected in interest credited, a component of benefits, losses and loss adjustment expenses.

DERIVATIVE INSTRUMENTS

OVERVIEW

The Company utilizes a variety of derivative instruments, including swaps, caps, floors, forwards, futures and options through one of four Company-approved objectives: to hedge risk arising from interest rate, equity market, credit spread and issuer default, price or currency exchange rate risk or volatility; to manage liquidity; to control transaction costs; or to enter into replication transactions.

Interest rate, volatility, dividend, credit default and index swaps involve the periodic exchange of cash flows with other parties, at specified intervals, calculated using agreed upon rates or other financial variables and notional principal amounts. Generally, no cash or principal payments are exchanged at the inception of the contract. Typically, at the time a swap is entered into, the cash flow streams exchanged by the counterparties are equal in value.

Interest rate cap and floor contracts entitle the purchaser to receive from the issuer at specified dates, the amount, if any, by which a specified market rate exceeds the cap strike interest rate or falls below the floor strike interest rate, applied to a notional principal amount. A premium payment is made by the purchaser of the contract at its inception and no principal payments are exchanged.

Forward contracts are customized commitments that specify a rate of interest or currency exchange rate to be paid or received on an obligation beginning on a future start date and are typically settled in cash.

Financial futures are standardized commitments to either purchase or sell designated financial instruments, at a future date, for a specified price and may be settled in cash or through delivery of the underlying instrument. Futures contracts trade on organized exchanges. Margin requirements for futures are met by pledging securities or cash, and changes in the futures' contract values are settled daily in cash.

Option contracts grant the purchaser, for a premium payment, the right to either purchase from or sell to the issuer a financial instrument at a specified price, within a specified period or on a stated date.

Foreign currency swaps exchange an initial principal amount in two currencies, agreeing to re-exchange the currencies at a future date, at an agreed upon exchange rate. There may also be a periodic exchange of payments at specified intervals calculated using the agreed upon rates and exchanged principal amounts.

The Company's derivative transactions are used in strategies permitted under the derivative use plans required by the State of Connecticut, the State of Illinois and the State of New York insurance departments.

ACCOUNTING AND FINANCIAL STATEMENT PRESENTATION OF DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

Derivative instruments are recognized on the Consolidated Balance Sheets at fair value. For balance sheet presentation purposes, the Company offsets the fair value amounts, income accruals, and cash collateral, related to derivative instruments executed in a legal entity and with the same counterparty under a master netting agreement, which provides the Company with the legal right of offset.

On the date the derivative contract is entered into, the Company designates the derivative as (1) a hedge of the fair value of a recognized asset or liability ("fair value" hedge), (2) a hedge of the variability in cash flows of a forecasted transaction or of amounts to be received or paid related to a recognized asset or liability ("cash flow" hedge), (3) a hedge of a net investment

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in a foreign operation ("net investment" hedge) or (4) held for other investment and/or risk management purposes, which primarily involve managing asset or liability related risks and do not qualify for hedge accounting.

Fair Value Hedges

Changes in the fair value of a derivative that is designated and qualifies as a fair value hedge, including foreign-currency fair value hedges, along with the changes in the fair value of the hedged asset or liability that is attributable to the hedged risk, are recorded in current period earnings with any differences between the net change in fair value of the derivative and the hedged item representing the hedge ineffectiveness. Periodic cash flows and accruals of income/expense ("periodic derivative net coupon settlements") are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Cash Flow Hedges

Changes in the fair value of a derivative that is designated and qualifies as a cash flow hedge, including foreign-currency cash flow hedges, are recorded in AOCI and are reclassified into earnings when the variability of the cash flow of the hedged item impacts earnings. Gains and losses on derivative contracts that are reclassified from AOCI to current period earnings are included in the line item in the consolidated statements of operations in which the cash flows of the hedged item are recorded. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Net Investment in a Foreign Operation Hedges

Changes in fair value of a derivative used as a hedge of a net investment in a foreign operation, to the extent effective as a hedge, are recorded in the foreign currency translation adjustments account within AOCI. Cumulative changes in fair value recorded in AOCI are reclassified into earnings upon the sale or complete, or substantially complete, liquidation of the foreign entity. Any hedge ineffectiveness is recorded immediately in current period earnings as net realized capital gains and losses. Periodic derivative net coupon settlements are recorded in the line item of the consolidated statements of operations in which the cash flows of the hedged item are recorded.

Other Investment and/or Risk Management Activities

The Company's other investment and/or risk management activities primarily relate to strategies used to reduce economic risk or replicate permitted investments and do not receive hedge accounting treatment. Changes in the fair value, including periodic derivative net coupon settlements, of derivative instruments held for other investment and/or risk management purposes are reported in current period earnings as net realized capital gains and losses.

HEDGE DOCUMENTATION AND EFFECTIVENESS TESTING

To qualify for hedge accounting treatment, a derivative must be highly effective in mitigating the designated changes in fair value or cash flow of the hedged item. At hedge inception, the Company formally documents all relationships between hedging instruments and hedged items, as well as its risk-management objective and strategy for undertaking each hedge transaction. The documentation process includes linking derivatives that are designated as fair value, cash flow, or net investment hedges to specific assets or liabilities on the balance sheet or to specific forecasted transactions and defining the effectiveness and ineffectiveness testing methods to be used. The Company also formally assesses both at the hedge's inception and ongoing on a quarterly basis, whether the derivatives that are used in hedging transactions have been and are expected to continue to be highly effective in offsetting changes in fair values or cash flows of hedged items. Hedge effectiveness is assessed using qualitative and quantitative methods. Qualitative methods may include comparison of critical terms of the derivative to the hedged item. Quantitative methods include regression or other statistical analysis of changes in fair value or cash flows associated with the hedge relationship. Hedge ineffectiveness of the hedge relationships are measured each reporting period using the "Change in Variable Cash Flows Method", the "Change in Fair Value Method", the "Hypothetical Derivative Method", or the "Dollar Offset Method".

DISCONTINUANCE OF HEDGE ACCOUNTING

The Company discontinues hedge accounting prospectively when (1) it is determined that the derivative is no longer highly effective in offsetting changes in the fair value or cash flows of a hedged item; (2) the derivative is de-designated as a hedging instrument; or (3) the derivative expires or is sold, terminated or exercised.

When hedge accounting is discontinued because it is determined that the derivative no longer qualifies as an effective fair-value hedge, the derivative continues to be carried at fair value on the balance sheet with changes in its fair value recognized in current period earnings.

When hedge accounting is discontinued because the Company becomes aware that it is not probable that the forecasted transaction will occur, the derivative continues to be carried on the balance sheet at its fair value, and gains and losses that were accumulated in AOCI are recognized immediately in earnings.

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In other situations in which hedge accounting is discontinued on a cash-flow hedge, including those where the derivative is sold, terminated or exercised, amounts previously deferred in AOCI are reclassified into earnings when earnings are impacted by the variability of the cash flow of the hedged item.

EMBEDDED DERIVATIVES

The Company purchases and issues financial instruments and products that contain embedded derivative instruments. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the consolidated balance sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses.

CREDIT RISK

Credit risk is measured as the amount owed to the Company based on current market conditions and potential payment obligations between the Company and its counterparties. For each legal entity of the Company, credit exposures are generally quantified daily based on the prior business day's market value and collateral is pledged to and held by, or on behalf of, the Company to the extent the current value of derivatives exceeds the contractual thresholds for every counterparty. The maximum uncollateralized threshold for a derivative counterparty for a single legal entity is $10. The Company also minimizes the credit risk of derivative instruments by entering into transactions with high quality counterparties primarily rated A or better, which are monitored and evaluated by the Company's risk management team and reviewed by senior management. In addition, the Company monitors counterparty credit exposure on a monthly basis to ensure compliance with Company policies and statutory limitations. The Company generally requires that derivative contracts, other than exchange traded contracts, certain forward contracts, and certain embedded and reinsurance derivatives, be governed by an International Swaps and Derivatives Association Master Agreement which is structured by legal entity and by counterparty and permits right of offset.

CASH

Cash represents cash on hand and demand deposits with banks or other financial institutions.

REINSURANCE

The Company cedes insurance to affiliated and unaffiliated insurers in order to limit its maximum losses and to diversify its exposures and provide statutory surplus relief. Such arrangements do not relieve the Company of its primary liability to policyholders. Failure of reinsurers to honor their obligations could result in losses to the Company. The Company also assumes reinsurance from other insurers and is a member of and participates in reinsurance pools and associations. Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). If the ceded transactions do not provide risk transfer, the Company accounts for these transactions as financing transactions.

Reinsurance accounting is followed for ceded and assumed transactions that provide indemnification against loss or liability relating to insurance risk (i.e. risk transfer). To meet risk transfer requirements, a reinsurance agreement must include insurance risk, consisting of underwriting, investment, and timing risk, and a reasonable possibility of a significant loss to the reinsurer. If the ceded and assumed transactions do not meet risk transfer requirements, the Company accounts for these transactions as financing transactions.

Premiums, benefits, losses and loss adjustment expenses reflect the net effects of ceded and assumed reinsurance transactions. Included in other assets are prepaid reinsurance premiums, which represent the portion of premiums ceded to reinsurers applicable to the unexpired terms of the reinsurance agreements. Included in reinsurance recoverables are balances due from reinsurance companies for paid and unpaid losses and loss adjustment expenses and are presented net of an allowance for uncollectible reinsurance.

The Company reinsures certain of its risks to other reinsurers under yearly renewable term, coinsurance, and modified coinsurance arrangements, and variations thereof. The cost of reinsurance related to long-duration contracts is accounted for over the life of the underlying reinsured policies using assumptions consistent with those used to account for the underlying policies.

The Company evaluates the financial condition of its reinsurers and concentrations of credit risk. Reinsurance is placed with reinsurers that meet strict financial criteria established by the Company. As of December 31, 2012, 2011 and 2010, there were no reinsurance-related concentrations of credit risk greater than 10% of the Company's stockholders' equity. As of December 31, 2012, 2011 and 2010, the Company's policy for the largest amount retained on any one life by the Life Insurance segment was $10.

DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Deferred policy acquisition costs represent costs that are directly related to the successful acquisition of new and renewal insurance contracts and incremental direct costs of contract acquisition that are incurred in transactions with either independent third parties or employees. The Company's DAC asset, which includes the present value of future profits, is related to most universal life-type contracts (including variable annuities) and is amortized over the estimated life of the contracts acquired in proportion to the present value of estimated gross profits. EGPs are also used to amortize other assets and liabilities in the Company's Consolidated Balance Sheets such as, sales inducement assets and unearned revenue reserves. Components of EGPs are used to determine reserves for universal life type contracts (including variable annuities) with death or other insurance benefits such as guaranteed minimum death, guaranteed minimum income and universal life secondary guarantee benefits. These benefits are accounted for and collectively referred to as death and other insurance benefit reserves and are held in addition to the account value liability representing policyholder funds.

For most contracts, the Company estimates gross profits over 20 years as EGPs emerging subsequent to that timeframe are immaterial. Products sold in a particular year are aggregated into cohorts. Future gross profits for each cohort are projected over the estimated lives of the underlying contracts, based on future account value projections for variable annuity and variable universal life products. The projection of future account values requires the use of certain assumptions including: separate account returns; separate account fund mix; fees assessed against the contract holder's account balance; surrender and lapse rates; interest margin; mortality; and the extent and duration of hedging activities and hedging costs.

The Company determines EGPs from a single deterministic reversion to mean separate account return projection which is an estimation technique commonly used by insurance entities to project future separate account returns. Through this estimation technique, the Company's DAC model is adjusted to reflect actual account values at the end of each quarter. Through a consideration of recent market returns, the Company will unlock, or adjust, projected returns over a future period so that the account value returns to the long-term expected rate of return, providing that those projected returns do not exceed certain caps or floors. This Unlock for future separate account returns is determined each quarter.

In the third quarter of each year, the Company completes a comprehensive non-market related policyholder behavior assumption study and incorporates the results of those studies into its projection of future gross profits. Additionally, throughout the year, the Company evaluates various aspects of policyholder behavior and periodically revises its policyholder assumptions as credible emerging data indicates that changes are warranted. Upon completion of an assumption study or evaluation of credible new information, the Company will revise its assumptions to reflect its current best estimate. These assumption revisions will change the projected account values and the related EGPs in the DAC, SIA and URR amortization models, as well as, the death and other insurance benefit reserving models.

All assumption changes that affect the estimate of future EGPs including the update of current account values, the use of the RTM estimation technique, and policyholder behavior assumptions are considered an Unlock in the period of revision. An Unlock adjusts the DAC, SIA, URR and death and other insurance benefit reserve balances in the Consolidated Balance Sheets with an offsetting benefit or charge in the Consolidated Statements of Operations in the period of the revision. An Unlock that results in an after-tax benefit generally occurs as a result of actual experience or future expectations of product profitability being favorable compared to previous estimates. An Unlock that results in an after-tax charge generally occurs as a result of actual experience or future expectations of product profitability being unfavorable compared to previous estimates.

An Unlock revises EGPs to reflect the Company's current best estimate assumptions. The Company also tests the aggregate recoverability of DAC by comparing the existing DAC balance to the present value of future EGPs.

GOODWILL

Goodwill represents the excess of costs over the fair value of net assets acquired. Goodwill is not amortized but is reviewed for impairment at least annually or more frequently if events occur or circumstances change that would indicate that a triggering event for a potential impairment has occurred. During the fourth quarter of 2011, the Company changed the date of its annual impairment test for all reporting units to October 31st from January 1st. As a result, all reporting units performed an impairment test on October 31, 2011 in addition to the annual impairment test performed on January 1, 2011. The change was made to be consistent across all of the parent company's reporting units and to more closely align the impairment testing date with the long-range planning and forecasting process. The Company determined that this change in accounting principle is preferable under the circumstances and does not result in any delay, acceleration or avoidance of impairment. As it was impracticable to objectively determine projected cash flows and related valuation estimates as of each October 31 for periods prior to October 31, 2011 without applying information that has been learned since those periods, the Company prospectively applied the change in the annual goodwill impairment testing date from October 31, 2011.

The goodwill impairment test follows a two-step process. In the first step, the fair value of a reporting unit is compared to its carrying value. If the carrying value of a reporting unit exceeds its fair value, the second step of the impairment test is performed for purposes of measuring the impairment. In the second step, the fair value of the reporting unit is allocated to all of the assets and liabilities of the reporting unit to determine an implied goodwill value. If the carrying amount of the reporting unit's goodwill exceeds the implied goodwill value, an impairment loss is recognized in an amount equal to that excess.

Management's determination of the fair value of each reporting unit incorporates multiple inputs into discounted cash flow calculations, including assumptions that market participants would make in valuing the reporting unit. Assumptions include levels of economic capital, future business growth, earnings projections, assets under management for certain reporting units, and the weighted average cost of capital used for purposes of discounting. Decreases in the amount of economic capital allocated to a reporting unit, decreases in business growth, decreases in earnings projections and increases in the weighted average cost of capital will all cause a reporting unit's fair value to decrease.

SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

The Company records the variable portion of individual variable annuities, 401(k), institutional, 403(b)/457, private placement life and variable life insurance products within separate accounts. Separate account assets are reported at fair value and separate account liabilities are reported at amounts consistent with separate account assets. Investment income and gains and losses from those separate account assets accrue directly to the policyholder, who assumes the related investment risk, and are offset by the related liability changes reported in the same line item in the Consolidated Statements of Operations. The Company earns fees for investment management, certain administrative expenses, and mortality and expense risks assumed which are reported in fee income.

Certain contracts classified as universal life-type include death and other insurance benefit features including GMDB offered with variable annuity contracts, or secondary guarantee benefits offered with universal life ("UL") insurance contracts. GMDBs have been written in various forms as described in this note. UL secondary guarantee benefits ensure that the policy will not terminate, and will continue to provide a death benefit, even if there is insufficient policy value to cover the monthly deductions and charges. These death and other insurance benefit features require an additional liability be held above the account value liability representing the policyholders' funds. This liability is reported in reserve for future policy benefits in the Company's Consolidated Balance Sheets. Changes in the death and other insurance benefit reserves are recorded in benefits, losses and loss adjustment expenses in the Company's Consolidated Statements of Operations.

Consistent with the Company's policy on DAC Unlock, the Company regularly evaluates estimates used and adjusts the additional liability balance, with a related charge or credit to benefits, losses and loss adjustment expense. For further information on the DAC Unlock, see Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Benefits.

The Company reinsures the GMDBs associated with its in-force block of business. The Company also assumes, through reinsurance, minimum death, income, withdrawal and accumulation benefits offered by an affiliate. The death and other insurance benefit liability is determined by estimating the expected present value of the benefits in excess of the policyholder's expected account value in proportion to the present value of total expected assessments. The additional death and other insurance benefits and net reinsurance costs are recognized ratably over the accumulation period based on total expected assessments.

RESERVE FOR FUTURE POLICY BENEFITS AND UNPAID LOSSES AND LOSS ADJUSTMENT

Liabilities for the Company's group life and disability contracts as well its individual term life insurance policies include amounts for unpaid losses and future policy benefits. Liabilities for unpaid losses include estimates of amounts to fully settle known reported claims as well as claims related to insured events that the Company estimates have been incurred but have not yet been reported. Liabilities for future policy benefits are calculated by the net level premium method using interest, withdrawal and mortality assumptions appropriate at the time the policies were issued. The methods used in determining the liability for unpaid losses and future policy benefits are standard actuarial methods recognized by the American Academy of Actuaries. For the tabular reserves, discount rates are based on the Company's earned investment yield and the morbidity/mortality tables used are standard industry tables modified to reflect the Company's actual experience when appropriate. In particular, for the Company's group disability known claim reserves, the morbidity table for the early durations of claim is based exclusively on the Company's experience, incorporating factors such as gender, elimination period and diagnosis. These reserves are computed such that they are expected to meet the Company's future policy obligations. Future policy benefits are computed at amounts that, with additions from estimated premiums to be received and with interest on such reserves compounded annually at certain assumed rates, are expected to be sufficient to meet the Company's policy obligations at their maturities or in the event of an insured's death. Changes in or deviations from the assumptions used for mortality, morbidity, expected future premiums and interest can significantly affect the Company's reserve levels and related future operations and, as such, provisions for adverse deviation are built into the long-tailed liability assumptions.

Certain contracts classified as universal life-type may also include additional death or other insurance benefit features, such as guaranteed minimum death benefits offered with variable annuity contracts and no lapse guarantees offered with universal life insurance contracts. An additional liability is established for these benefits by estimating the expected present value of the benefits in excess of the projected account value in proportion to the present value of total expected assessments. Excess benefits are accrued as a liability as actual assessments are recorded. Determination of the expected value of excess benefits and assessments are based on a range of scenarios and assumptions including those related to market rates of return and volatility, contract surrender rates and mortality experience. Revisions to assumptions are made consistent with the Company's process for a DAC unlock. For further information, see MD&A, Critical Accounting Estimates, Life Deferred Policy Acquisition Costs and Present Value of Future Benefits.

OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE

The Company has classified its fixed and variable annuities, 401(k), certain governmental annuities, private placement life insurance ("PPLI"), variable universal life insurance, universal life insurance and interest sensitive whole life insurance as universal life-type contracts. The liability for universal life-type contracts is equal to the balance that accrues to the benefit of the policyholders as of the financial statement date (commonly referred to as the account value), including credited interest, amounts that have been assessed to compensate the Company for services to be performed over future periods, and any amounts previously assessed against policyholders that are refundable on termination of the contract.

The Company has classified its institutional and governmental products, without life contingencies, including funding agreements, certain structured settlements and guaranteed investment contracts, as investment contracts. The liability for investment contracts is equal to the balance that accrues to the benefit of the contract holder as of the financial statement date, which includes the accumulation of deposits plus credited interest, less withdrawals and amounts assessed through the financial statement date. Contract holder funds include funding agreements held by Variable Interest Entities issuing medium-term notes.

FOREIGN CURRENCY TRANSLATION

Foreign currency translation gains and losses are reflected in stockholders' equity as a component of accumulated other comprehensive income. The Company's foreign subsidiaries' balance sheet accounts are translated at the exchange rates in effect at each year end and income statement accounts are translated at the average rates of exchange prevailing during the year. The national currencies of the international operations are generally their functional currencies.

2. BUSINESS DISPOSITIONS

SALE OF RETIREMENT PLANS

On January 1, 2013, HLI completed the sale of its Retirement Plans business to MassMutual for a ceding commission of $355. The sale was structured as a reinsurance transaction and is estimated to result in an after tax gain consisting of a reinsurance loss, offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $9.2 billion of policyholder liabilities and $26.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $9.3 billion, net of the ceding commission, to MassMutual and wrote off $100 of deferred acquisition costs, deferred income taxes, goodwill, and other assets associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

SALE OF INDIVIDUAL LIFE

On January 2, 2013 HLI completed the sale of its Individual Life insurance business to Prudential for consideration of $615, consisting primarily of a ceding commission, of which $590 is attributable to the Company. The sale was structured as a reinsurance transaction and is estimated to result in a loss on business disposition consisting of a reinsurance loss offset by realized capital gains. Upon closing, in the first quarter of 2013 the Company reinsured $8.3 billion of policyholder liabilities and $5.3 billion of separate account liabilities under indemnity reinsurance arrangements. The Company also transferred invested assets with a carrying value of $7.6 billion, exclusive of $1.4 billion assets supporting the modified coinsurance agreement, net of cash transferred in place of short-term investments, to Prudential and wrote off $1.8 billion of deferred acquisition costs, deferred income taxes, goodwill and other assets, and $1.9 billion of other liabilities associated with the disposition. These amounts are subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

The estimated reinsurance loss on business disposition of $61, pre tax, for the year ended December 31, 2012 includes a goodwill impairment charge of the same amount. This estimate reflects management's best estimate of the potential loss from this transaction. For further information regarding the Company's 2012 goodwill impairment testing, see Note 7 -- Goodwill of Notes to Consolidated Financial Statements. The estimated reinsurance loss on business disposition is subject to change pending final determination of the net assets sold, transaction costs and other adjustments.

COMPOSITION OF INVESTED ASSETS TRANSFERRED

The following table presents invested assets transferred by the Company in connection with the sale of the Retirement Plans and Individual Life businesses in January 2013. In December 2012, the Company recognized intent-to-sell impairments of $173 and gains on derivatives hedging of $108 associated with the sale of these assets.

                                                    AS OF DECEMBER 31, 2012
                                                        CARRYING VALUE
--------------------------------------------------------------------------------
Asset-backed securities ("ABS")                                 $289
Collateralized debt obligations ("CDOs") (1)                     474
Commercial mortgage-backed securities
 ("CMBS")                                                        940
Corporate                                                     11,330
Foreign govt./govt. agencies                                     263
Municipal                                                        899
Residential mortgage-backed securities
 ("RMBS")                                                        705
U.S. Treasuries                                                  115
                                                           ---------
   TOTAL FIXED MATURITIES, AFS, AT FAIR VALUE
              (AMORTIZED COST OF $13,596) (2)                 15,015
                                                           ---------
Equity securities, AFS, at fair value (cost
 of $27) (3)                                                      28
Fixed maturities, at fair value using the FVO
 (4)                                                              16
Mortgage loans (net of allowances for loan
 losses of $1)                                                 1,288
Policy loans, at outstanding balance                             542
                                                           ---------
            TOTAL INVESTED ASSETS TRANSFERRED                $16,889
                                                           ---------

(1) The market value includes the fair value of bifurcated embedded derivative features of certain securities. Changes in fair value are recorded in the net unrealized capital gains (losses).

(2) Includes $14.4 billion and $657 of securities in level 2 and 3 of the fair value hierarchy, respectively.

(3) All equity securities transferred are included in level 2 of the fair value hierarchy.

(4) All FVO securities transferred are included in level 3 of the fair value hierarchy.

PURCHASE AGREEMENT WITH FORETHOUGHT FINANCIAL GROUP, INC.

On December 31, 2012, The Hartford completed the sale of its U.S. individual annuity new business capabilities to Forethought Financial Group. Effective May 1, 2012, all new U.S. annuity policies sold by the Company are reinsured to Forethought Life Insurance Company. The Company will cease the sale of such annuity policies and the reinsurance agreement will terminate as to new business in the second quarter of 2013. The reinsurance agreement has no impact on in-force policies issued on or before April 27, 2012 and the impact of this transaction was not material to the Company's results of operations, financial position or liquidity.

SALE OF WOODBURY FINANCIAL SERVICES, INC.

On November 30, 2012, The Hartford completed the sale of Woodbury Financial Services, an indirect wholly-owned subsidiary, to AIG Advisor Group, a subsidiary of American International Group, Inc. The impact of the disposition of this business was not material to the Company's results of operations, financial position or liquidity.

SERVICING AGREEMENT OF HARTFORD LIFE PRIVATE PLACEMENT LLC

On July 13, 2012, The Hartford closed a sale transaction with Philadelphia Financial Group whereby Philadelphia Financial Group acquired certain assets used to administer the Company's private placement life insurance ("PPLI") businesses and will service the PPLI businesses. The Company retained certain corporate functions associated with this business as well as the mortality risk on the insurance policies. Upon closing, the Company recorded a deferred gain of $61 after-tax, which will be amortized over the estimated life of the underlying insurance policies.

See Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements for the Mutual Funds reorganization and sale of certain subsidiaries that are being reported as discontinued operations.

3.  FAIR VALUE MEASUREMENTS

The following section applies the fair value hierarchy and disclosure requirements for the Company's financial instruments that are carried at fair value. The fair value hierarchy prioritizes the inputs in the valuation techniques used to measure fair value into three broad Levels (Level 1, 2 or 3).

Level 1  Observable inputs that reflect quoted prices for identical assets or liabilities in active markets that the
         Company has the ability to access at the measurement date. Level 1 securities include highly liquid U.S.
         Treasuries, money market funds and exchange traded equity securities, open-ended mutual funds reported in separate account assets and exchange-traded derivative securities.
Level 2  Observable inputs, other than quoted prices included in Level 1, for the asset or liability or prices for similar assets and liabilities. Most fixed maturities and preferred stocks, including those reported in separate account assets, are model priced by vendors using observable inputs and are classified within Level 2. Also included are limited partnerships and other alternative assets measured at fair value where an investment can be redeemed, or substantially redeemed, at the NAV at the measurement date or in the near-term, not to exceed 90 days.
Level 3  Valuations that are derived from techniques in which one or more of the significant inputs are unobservable
         (including assumptions about risk). Level 3 securities include less liquid securities, guaranteed product embedded and reinsurance derivatives and other complex derivative securities, as well as limited partnerships and other alternative investments carried at fair value that cannot be redeemed in the near-term at the NAV. Because Level 3 fair values, by their nature, contain one or more significant unobservable inputs as there is little or no observable market for these assets and liabilities, considerable judgment is used to determine the Level 3 fair values. Level 3 fair values represent the Company's best estimate of an amount that could be realized in a current market exchange absent actual market exchanges.

In many situations, inputs used to measure the fair value of an asset or liability position may fall into different levels of the fair value hierarchy. In these situations, the Company will determine the level in which the fair value falls based upon the lowest level input that is significant to the determination of the fair value. Transfers of securities among the levels occur at the beginning of the reporting period. As of December 31, 2012, the amount of transfers from Level 1 to Level 2 was $1.5 billion, which represented previously on-the-run U.S. Treasury securities that are now off-the-run, and there were no transfers from Level 2 to Level 1. In most cases, both observable (e.g., changes in interest rates) and unobservable (e.g., changes in risk assumptions) inputs are used in the determination of fair values that the Company has classified within Level 3. Consequently, these values and the related gains and losses are based upon both observable and unobservable inputs. The Company's fixed maturities included in Level 3 are classified as such because these securities are primarily priced by independent brokers and/or within illiquid markets.

The following tables present assets and (liabilities) carried at fair value by hierarchy level. These disclosures provide information as to the extent to which the Company uses fair value to measure financial instruments and information about the inputs used to value those financial instruments to allow users to assess the relative reliability of the measurements. The following table presents assets and (liabilities) carried at fair value by hierarchy level.

                                                                         DECEMBER 31, 2012
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $1,673                     $ --                      $1,435                      $238
 CDOs                                   2,160                       --                       1,437                       723
 CMBS                                   3,912                       --                       3,380                       532
 Corporate                             30,979                       --                      29,639                     1,340
 Foreign government/government
  agencies                              1,460                       --                       1,426                        34
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,998                       --                       1,829                       169
 RMBS                                   4,671                       --                       3,538                     1,133
 U.S. Treasuries                        2,551                       78                       2,473                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 49,404                       78                      45,157                     4,169
Fixed maturities, FVO                   1,010                        6                         805                       199
Equity securities, trading              1,847                    1,847                          --                        --
Equity securities, AFS                    400                      203                         142                        55
Derivative assets
 Credit derivatives                       (10)                      --                          --                       (10)
 Equity derivatives                        30                       --                          --                        30
 Foreign exchange derivatives             104                       --                         104                        --
 Interest rate derivatives                108                       --                         144                       (36)
 U.S. guaranteed minimum
  withdrawal benefit ("GMWB")
  hedging instruments                      36                       --                         (53)                       89
 U.S. macro hedge program                 186                       --                          --                       186
 International program hedging
  instruments                             127                       --                         142                       (15)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)               581                       --                         337                       244
Short-term investments                  2,354                      242                       2,112                        --
Limited partnerships and other
 alternative investments (2)              414                       --                         264                       150
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   1,081                       --                          --                     1,081
Separate account assets (3)           138,497                   97,976                      39,938                       583
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS     $195,588                 $100,352                     $88,755                    $6,481
                                  -----------              -----------                   ---------                 ---------
PERCENTAGE OF LEVEL TO TOTAL              100%                      52%                         45%                        3%
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(3,119)                    $ --                        $ --                   $(3,119)
 Equity linked notes                       (8)                      --                          --                        (8)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (3,127)                      --                          --                    (3,127)
                                  -----------              -----------                   ---------                 ---------
Derivative liabilities
 Credit derivatives                        (6)                      --                         (20)                       14
 Equity derivatives                        15                       --                          --                        15
 Foreign exchange derivatives             (17)                      --                         (17)                       --
 Interest rate derivatives               (359)                      --                        (338)                      (21)
 U.S. GMWB hedging instruments            536                       --                         106                       430
 U.S. macro hedge program                 100                       --                          --                       100
 International program hedging
  instruments                            (231)                      --                        (171)                      (60)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)           38                       --                        (440)                      478
Other liabilities                          --                       --                          --                        --
Consumer notes (5)                         (2)                      --                          --                        (2)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(3,091)                    $ --                       $(440)                  $(2,651)
                                  -----------              -----------                   ---------                 ---------

                                                                         DECEMBER 31, 2011
                                                          QUOTED PRICES                 SIGNIFICANT               SIGNIFICANT
                                                      IN ACTIVE MARKETS FOR             OBSERVABLE               UNOBSERVABLE
                                                        IDENTICAL ASSETS                  INPUTS                    INPUTS
                                     TOTAL                  (LEVEL 1)                    (LEVEL 2)                 (LEVEL 3)
---------------------------------------------------------------------------------------------------------------------------------
ASSETS ACCOUNTED FOR AT FAIR
 VALUE ON A RECURRING BASIS
Fixed maturities, AFS
 ABS                                   $2,093                     $ --                      $1,776                      $317
 CDOs                                   1,798                       --                       1,470                       328
 CMBS                                   4,269                       --                       3,921                       348
 Corporate                             30,229                       --                      28,732                     1,497
 Foreign government/government
  agencies                              1,224                       --                       1,187                        37
 States, municipalities and
  political subdivisions
  ("Municipal")                         1,557                       --                       1,175                       382
 RMBS                                   3,823                       --                       2,890                       933
 U.S. Treasuries                        2,785                      487                       2,298                        --
                                  -----------              -----------                   ---------                 ---------
Total fixed maturities                 47,778                      487                      43,449                     3,842
Fixed maturities, FVO                   1,317                       --                         833                       484
Equity securities, trading              1,967                    1,967                          --                        --
Equity securities, AFS                    398                      227                         115                        56
Derivative assets
 Credit derivatives                       (27)                      --                          (6)                      (21)
 Equity derivatives                        31                       --                          --                        31
 Foreign exchange derivatives             505                       --                         505                        --
 Interest rate derivatives                 78                       --                          38                        40
 U.S. GMWB hedging instruments            494                       --                          11                       483
 U.S. macro hedge program                 357                       --                          --                       357
 International program hedging
  instruments                             533                       --                         567                       (34)
                                  -----------              -----------                   ---------                 ---------
Total derivative assets (1)             1,971                       --                       1,115                       856
Short-term investments                  3,882                      520                       3,362                        --
Reinsurance recoverable for U.S.
 GMWB and Japan GMWB, GMIB, and
 GMAB                                   3,073                       --                          --                     3,073
Separate account assets (3)           139,421                  101,633                      36,757                     1,031
                                  -----------              -----------                   ---------                 ---------
   TOTAL ASSETS ACCOUNTED FOR AT
       FAIR VALUE ON A RECURRING
                           BASIS     $199,807                 $104,834                     $85,631                    $9,342
                                  -----------              -----------                   ---------                 ---------
LIABILITIES ACCOUNTED FOR AT
 FAIR VALUE ON A RECURRING BASIS
Other policyholder funds and
 benefits payable
 Guaranteed living benefits           $(5,776)                    $ --                        $ --                   $(5,776)
 Equity linked notes                       (9)                      --                          --                        (9)
                                  -----------              -----------                   ---------                 ---------
Total other policyholder funds
 and benefits payable                  (5,785)                      --                          --                    (5,785)
Derivative liabilities
 Credit derivatives                      (493)                      --                         (25)                     (468)
 Equity derivatives                         5                       --                          --                         5
 Foreign exchange derivatives             140                       --                         140                        --
 Interest rate derivatives               (315)                      --                        (184)                     (131)
 U.S. GMWB hedging instruments            400                       --                          --                       400
 International program hedging
  instruments                               9                       --                          10                        (1)
                                  -----------              -----------                   ---------                 ---------
Total derivative liabilities (4)         (254)                      --                         (59)                     (195)
Other liabilities                          (9)                      --                          --                        (9)
Consumer notes (5)                         (4)                      --                          --                        (4)
                                  -----------              -----------                   ---------                 ---------
 TOTAL LIABILITIES ACCOUNTED FOR
    AT FAIR VALUE ON A RECURRING
                           BASIS      $(6,052)                    $ --                        $(59)                  $(5,993)
                                  -----------              -----------                   ---------                 ---------

(1) Includes over-the-counter derivative instruments in a net asset value position which may require the counterparty to pledge collateral to the Company. At December 31, 2012 and December 31, 2011, $92 million and $1.4 billion, respectively, was the amount of cash collateral liability that was netted against the derivative asset value on the Consolidated Balance Sheet, and is excluded from the table above. For further information on derivative liabilities, see below in this Note 3.

(2) Represents hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at value.

(3) As of December 31, 2012 and December 31, 2011, excludes approximately $3.1 billion and $4.0 billion, respectively, of investment sales receivable that are not subject to fair value accounting.

(4) Includes over-the-counter derivative instruments in a net negative market value position (derivative liability). In the Level 3 roll forward table included below in this Note, the derivative asset and liability are referred to as "freestanding derivatives" and are presented on a net basis.

(5) Represents embedded derivatives associated with non-funding agreement-backed consumer equity-linked notes.

DETERMINATION OF FAIR VALUES

The valuation methodologies used to determine the fair values of assets and liabilities under the "exit price" notion, reflect market-participant objectives and are based on the application of the fair value hierarchy that prioritizes relevant observable market inputs over unobservable inputs. The Company determines the fair values of certain financial assets and financial liabilities based on quoted market prices where available and where prices represent a reasonable estimate of fair value. The Company also determines fair value based on future cash flows discounted at the appropriate current market rate. Fair values reflect adjustments for counterparty credit quality, the Company's default spreads, liquidity and, where appropriate, risk margins on unobservable parameters. The following is a discussion of the methodologies used to determine fair values for the financial instruments listed in the above tables.

The fair value process is monitored by the Valuation Committee, which is a cross-functional group of senior management within the Company that meets at least quarterly. The Valuation Committee is co-chaired by the Heads of Investment Operations and Accounting and has representation from various investment sector professionals, accounting, operations, legal, compliance and risk management. The purpose of the committee is to oversee the pricing policy and procedures by ensuring objective and reliable valuation practices and pricing of financial instruments, as well as addressing fair valuation issues and approving changes to valuation methodologies and pricing sources. There is also a Fair Value Working Group ("Working Group") which includes the Heads of Investment Operations and Accounting, as well as other investment, operations, accounting and risk management professionals that meet monthly to review market data trends, pricing and trading statistics and results, and any proposed pricing methodology changes described in more detail in the following paragraphs.

AFS, FIXED MATURITIES, FVO, EQUITY SECURITIES, TRADING, AND SHORT-TERM
INVESTMENTS

The fair value of AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments in an active and orderly market (e.g. not distressed or forced liquidation) are determined by management after considering one of three primary sources of information: third-party pricing services, independent broker quotations or pricing matrices. Security pricing is applied using a "waterfall" approach whereby publicly available prices are first sought from third-party pricing services, the remaining unpriced securities are submitted to independent brokers for prices, or lastly, securities are priced using a pricing matrix. Typical inputs used by these pricing methods include, but are not limited to, reported trades, benchmark yields, issuer spreads, bids, offers, and/or estimated cash flows, prepayments speeds and default rates. Based on the typical trading volumes and the lack of quoted market prices for fixed maturities, third-party pricing services will normally derive the security prices from recent reported trades for identical or similar securities making adjustments through the reporting date based upon available market observable information as outlined above. If there are no recently reported trades, the third-party pricing services and independent brokers may use matrix or model processes to develop a security price where future cash flow expectations are developed based upon collateral performance and discounted at an estimated market rate. Included in the pricing of ABS and RMBS are estimates of the rate of future prepayments of principal over the remaining life of the securities. Such estimates are derived based on the characteristics of the underlying structure and prepayment speeds previously experienced at the interest rate levels projected for the underlying collateral. Actual prepayment experience may vary from these estimates.

Prices from third-party pricing services are often unavailable for securities that are rarely traded or are traded only in privately negotiated transactions. As a result, certain securities are priced via independent broker quotations which utilize inputs that may be difficult to corroborate with observable market based data. Additionally, the majority of these independent broker quotations are non-binding.

A pricing matrix is used to price private placement securities for which the Company is unable to obtain a price from a third-party pricing service by discounting the expected future cash flows from the security by a developed market discount rate utilizing current credit spreads. Credit spreads are developed each month using market based data for public securities adjusted for credit spread differentials between public and private securities which are obtained from a survey of multiple private placement brokers. The appropriate credit spreads determined through this survey approach are based upon the issuer's financial strength and term to maturity, utilizing an independent public security index and trade information and adjusting for the non-public nature of the securities.

The Working Group performs an ongoing analysis of the prices and credit spreads received from third parties to ensure that the prices represent a reasonable estimate of the fair value. This process involves quantitative and qualitative analysis and is overseen by investment and accounting professionals. As a part of this analysis, the Company considers trading volume, new issuance activity and other factors to determine whether the market activity is significantly different than normal activity in an active market, and if so, whether transactions may not be orderly considering the weight of available evidence. If the available evidence indicates that pricing is based upon transactions that are stale or not orderly, the Company places little, if any, weight on the transaction price and will estimate fair value utilizing an internal pricing model. In addition, the Company ensures that prices received from independent brokers represent a reasonable estimate of fair value through the use of internal and external cash flow models developed based on spreads, and when available, market indices. As a result of this analysis, if the Company determines that there is a more appropriate fair value based upon the available market data, the price received from the third party is adjusted accordingly and approved by the Valuation Committee. The Company's internal pricing model utilizes the Company's best estimate of expected future cash flows discounted at a rate of return that a market participant would require. The significant inputs to the model include, but are not limited to, current market inputs, such as credit loss assumptions, estimated prepayment speeds and market risk premiums.

The Company conducts other specific activities to monitor controls around pricing. Daily analyses identify price changes over 3-5%, sale trade prices that differ over 3% from the prior day's price and purchase trade prices that differ more than 3% from the current day's price. Weekly analyses identify prices that differ more than 5% from published bond prices of a corporate bond index. Monthly analyses identify price changes over 3%, prices that haven't changed, missing prices and second source validation on most sectors. Analyses are conducted by a dedicated pricing unit that follows up with trading and investment sector professionals and challenges prices with vendors when the estimated assumptions used differ from what the Company feels a market participant would use. Any changes from the identified pricing source are verified by further confirmation of assumptions used. Examples of other procedures performed include, but are not limited to, initial and on-going review of third-party pricing services' methodologies, review of pricing statistics and trends and back testing recent trades.

The Company has analyzed the third-party pricing services' valuation methodologies and related inputs, and has also evaluated the various types of securities in its investment portfolio to determine an appropriate fair value hierarchy level based upon trading activity and the observability of market inputs. Most prices provided by third-party pricing services are classified into Level 2 because the inputs used in pricing the securities are market observable. Due to a general lack of transparency in the process that brokers use to develop prices, most valuations that are based on brokers' prices are classified as Level 3. Some valuations may be classified as Level 2 if the price can be corroborated with observable market data.

DERIVATIVE INSTRUMENTS, INCLUDING EMBEDDED DERIVATIVES WITHIN INVESTMENTS

Derivative instruments are fair valued using pricing valuation models; that utilize independent market data inputs, quoted market prices for exchange-traded derivatives, or independent broker quotations. Excluding embedded and reinsurance related derivatives, as of December 31, 2012 and December 31, 2011, 98% and 98%, respectively, of derivatives, based upon notional values, were priced by valuation models or quoted market prices. The remaining derivatives were priced by broker quotations. The Company performs a monthly analysis on derivative valuations which includes both quantitative and qualitative analysis. Examples of procedures performed include, but are not limited to, review of pricing statistics and trends, back testing recent trades, analyzing the impacts of changes in the market environment, and review of changes in market value for each derivative including those derivatives priced by brokers.

The Company performs various controls on derivative valuations which includes both quantitative and qualitative analysis. Analyses are conducted by a dedicated derivative pricing team that works directly with investment sector professionals to analyze impacts of changes in the market environment and investigate variances. There is a monthly analysis to identify market value changes greater than predefined thresholds, stale prices, missing prices and zero prices. Also on a monthly basis, a second source validation, typically to broker quotations, is performed for certain of the more complex derivatives, as well as for all new deals during the month. A model validation review is performed on any new models, which typically includes detailed documentation and validation to a second source. The model validation documentation and results of validation are presented to the Valuation Committee for approval. There is a monthly control to review changes in pricing sources to ensure that new models are not moved to production until formally approved.

The Company utilizes derivative instruments to manage the risk associated with certain assets and liabilities. However, the derivative instrument may not be classified with the same fair value hierarchy level as the associated assets and liabilities. Therefore the realized and unrealized gains and losses on derivatives reported in Level 3 may not reflect the offsetting impact of the realized and unrealized gains and losses of the associated assets and liabilities.

LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS

Limited partnerships and other alternative investments include hedge funds where investment company accounting has been applied to a wholly-owned fund of funds measured at fair value. These funds are fair valued using the net asset value per share or equivalent ("NAV"), as a practical expedient, calculated on a monthly basis and is the amount at which a unit or shareholder may redeem their investment, if redemption is allowed. Certain impediments to redemption include, but are not limited to the following: 1) redemption notice may be required and the notice period may be as long as 90 days, 2) redemption may be restricted (e.g. only be allowed on a quarter-end), 3) a holding period referred to as a lock-up may be imposed whereby an investor must hold their investment for a specified period of time before they can make a notice for redemption, 4) gating provisions may limit all redemptions in a given period to a percentage of the entities' equity interests, or may only allow an investor to redeem a portion of their investment at one time and 5) early redemption penalties may be imposed that are expressed as a percentage of the amount redeemed. The Company will assess impediments to redemption and current market conditions that will restrict the redemption at the end of the notice period. Any funds that are subject to significant liquidity restrictions are reported in Level 3; all others will be classified as Level 2.

VALUATION TECHNIQUES AND INPUTS FOR INVESTMENTS

Generally, the Company determines the estimated fair value of its AFS securities, fixed maturities, FVO, equity securities, trading, and short-term investments using the market approach. The income approach is used for securities priced using a pricing matrix, as well as for derivative instruments. Certain limited partnerships and other alternative investments are measured at fair value using a NAV as a practical expedient. For Level 1 investments, which are comprised of on-the-run U.S. Treasuries, exchange-traded equity securities, short-term investments, exchange traded futures, and option and swap contracts, valuations are based on observable inputs that reflect quoted prices for identical assets in active markets that the Company has the ability to access at the measurement date.

For most of the Company's debt securities, the following inputs are typically used in the Company's pricing methods: reported trades, benchmark yields, bids and/or estimated cash flows. For securities except U.S. Treasuries, inputs also include issuer spreads, which may consider credit default swaps. Derivative instruments are valued using mid-market inputs that are predominantly observable in the market.

A description of additional inputs used in the Company's Level 2 and Level 3 measurements is listed below:

Level 2 The fair values of most of the Company's Level 2 investments are determined by management after considering prices received from third party pricing services. These investments include most fixed maturities and preferred stocks, including those reported in separate account assets, as well as certain limited partnerships and other alternative investments.

      - ABS, CDOS, CMBS AND RMBS -- Primary inputs also include monthly payment information, collateral performance, which varies by vintage year and includes delinquency rates, collateral valuation loss severity rates, collateral refinancing assumptions, credit default swap indices and, for ABS and RMBS, estimated prepayment rates.

      - CORPORATES, INCLUDING INVESTMENT GRADE PRIVATE PLACEMENTS -- Primary inputs also include observations of credit default swap curves related to the issuer.

      - FOREIGN GOVERNMENT/GOVERNMENT AGENCIES -- Primary inputs also include observations of credit default swap curves related to the issuer and political events in emerging markets.

      - MUNICIPALS -- Primary inputs also include Municipal Securities Rulemaking Board reported trades and material event notices, and issuer financial statements.

      - SHORT-TERM INVESTMENTS -- Primary inputs also include material event notices and new issue money market rates.

      - EQUITY SECURITIES, TRADING -- Consist of investments in mutual funds. Primary inputs include net asset values obtained from third party pricing services.

      - CREDIT DERIVATIVES -- Primary inputs include the swap yield curve and credit default swap curves.

      - FOREIGN EXCHANGE DERIVATIVES -- Primary inputs include the swap yield curve, currency spot and forward rates, and cross currency basis curves.

      -   INTEREST RATE DERIVATIVES -- Primary input is the swap yield curve.

      - LIMITED PARTNERSHIPS AND OTHER ALTERNATIVE INVESTMENTS -- Primary inputs include a NAV for investment companies with no redemption restrictions as reported on their U.S. GAAP financial statements.

Level 3 Most of the Company's securities classified as Level 3 include less liquid securities such as lower quality ABS, CMBS, commercial real estate ("CRE") CDOs and RMBS primarily backed by below- prime loans. Securities included in level 3 are primarily valued based on broker prices or broker spreads, without adjustments. Primary inputs for non-broker priced investments, including structured securities, are consistent with the typical inputs used in Level 2 measurements noted above, but are Level 3 due to their less liquid markets. Additionally, certain long-dated securities are priced based on third party pricing services, including municipal securities, foreign government/government agencies, bank loans and below investment grade private placement securities. Primary inputs for these long-dated securities are consistent with the typical inputs used in Level 1 and Level 2 measurements noted above, but include benchmark interest rate or credit spread assumptions that are not observable in the marketplace. Level 3 investments also include certain limited partnerships and other alternative investments measured at fair value where the Company does not have the ability to redeem the investment in the near-term at the NAV. Also included in Level 3 are certain derivative instruments that either have significant unobservable inputs or are valued based on broker quotations. Significant inputs for these derivative contracts primarily include the typical inputs used in the Level 1 and Level 2 measurements noted above, but also may include the following:

       - CREDIT DERIVATIVES -- Significant unobservable inputs may include credit correlation and swap yield curve and credit curve extrapolation beyond observable limits.

       - EQUITY DERIVATIVES -- Significant unobservable inputs may include equity volatility.

       - INTEREST RATE CONTRACTS -- Significant unobservable inputs may include swap yield curve extrapolation beyond observable limits and interest rate volatility.

SIGNIFICANT UNOBSERVABLE INPUTS FOR LEVEL 3 ASSETS MEASURED AT FAIR VALUES

The following tables present information about significant unobservable inputs used in Level 3 assets measured at fair value.

                            As of December 31, 2012

                                           PREDOMINANT
                     FAIR               VALUATION                    UNOBSERVABLE
SECURITIES           VALUE                METHOD                        INPUT
---------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                   $532            Discounted                   Spread (encompasses)
                                       cash flows              prepayment, default risk
                                                                       and lossseverity
Corporate (3)           888            Discounted              Spread
                                       cash flows
Municipal               169            Discounted              Spread
                                       cash flows
RMBS                  1,133            Discounted              Spread
                                       cash flows
                                                               Constant prepayment
                                                               rate
                                                               Constant default
                                                               rate
                                                               Loss severity

                                                              PREDOMINANT
                                                                                   WEIGHTED               INCREASE IN INPUT
SECURITIES                    MINIMUM                   MAXIMUM                  AVERAGE (1)              ON FAIR VALUE (2)
------------------  ---------------------------------------------------------------------------------------------------------
ASSETS
ACCOUNTED FOR
AT FAIR VALUE ON
A RECURRING
BASIS
CMBS                            320bps                   3,615bps                   1,013bps                    Decrease

Corporate (3)                   145bps                     900bps                     333bps                    Decrease

Municipal                       227bps                     344bps                     254bps                    Decrease

RMBS                             54bps                   1,689bps                     379bps                    Decrease

                                   0.0%                      12.0%                       2.0%                   Decrease   (4)

                                   1.0%                      24.0%                       8.0%                   Decrease

                                    --%                     100.0%                      80.0%                   Decrease

(1) The weighted average is determined based on the fair value of the securities.

(2) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table above.

(3) Level 3 corporate securities excludes those for which the Company bases fair value on broker quotations as discussed below.

(4) Decrease for above market rate coupons and increase for below market rate coupons.

                            As of December 31, 2012

                                                  UNOBSERVABLE INPUTS

                           FAIR         PREDOMINANT VALUATION              SIGNIFICANT
FREESTANDING DERIVATIVES   VALUE                METHOD                  UNOBSERVABLE INPUT
---------------------------------------------------------------------------------------------
Equity derivatives
 Equity options               $45            Option model                   Equity volatility
Interest rate derivative
 Interest rate swaps          (57)             Discounted                Swap curve beyond 30
                                               cash flows                               years
U.S. GMWB hedging
instruments
 Equity options               281            Option model                   Equity volatility
 Customized swaps             238              Discounted                   Equity volatility
                                               cash flows
U.S. macro hedge program
 Equity options               286            Option model                   Equity volatility
International hedging
program
 Equity options                44            Option model                   Equity volatility
 Long interest rate          (119)           Option model            Interest rate volatility

                                                       UNOBSERVABLE INPUTS
                                                                                         IMPACT OF
                                                                                     INCREASE IN INPUT
FREESTANDING DERIVATIVES            MINIMUM                   MAXIMUM                ON FAIR VALUE (1)
------------------------  ------------------------------------------------------------------------------
Equity derivatives
 Equity options                           13%                        24%                   Increase
Interest rate derivative
 Interest rate swaps                     2.8%                       2.8%                   Increase

U.S. GMWB hedging
instruments
 Equity options                           10%                        31%                   Increase
 Customized swaps                         10%                        50%                   Increase

U.S. macro hedge program
 Equity options                           24%                        43%                   Increase
International hedging
program
 Equity options                           22%                        33%                   Increase
 Long interest rate                       --%                         1%                   Increase

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table. Changes are based on long positions, unless otherwise noted. Changes in fair value will be inversely impacted for short positions.

Securities and derivatives for which the Company bases fair value on broker quotations predominately include ABS, CDOs, corporate, fixed maturities, FVO and certain credit derivatives. Due to the lack of transparency in the process brokers use to develop prices for these investments, the Company does not have access to the significant unobservable inputs brokers use to price these securities and derivatives. The Company believes however, the types of inputs brokers may use would likely be similar to those used to price securities and derivatives for which inputs are available to the Company, and therefore may include, but not be limited to, loss severity rates, constant prepayment rates, constant default rates and credit spreads. Therefore, similar to non broker priced securities and derivatives, generally, increases in these inputs would cause fair values to decrease. For the year ended, December 31, 2012, no significant adjustments were made by the Company to broker prices received.

Excluded from the tables above are limited partnerships and other alternative investments which total $150 of Level 3 assets measured at fair value. The predominant valuation method uses a NAV calculated on a monthly basis and represents funds where the Company does not have the ability to redeem the investment in the near-term at that NAV, including an assessment of the investee's liquidity.

PRODUCT DERIVATIVES

The Company currently offers and subsequently reinsures certain variable annuity products with GMWB riders in the U.S., and formerly offered GMWBs in the U.K. The Company has also assumed, through reinsurance from Hartford Life Insurance KK ("HLIKK"), a Japanese affiliate of the Company, guaranteed minimum income benefit ('GMIB"), GMWB and guaranteed minimum accumulation benefit ("GMAB") riders. The Company has subsequently ceded certain GMWB rider liabilities and the assumed reinsurance from HLIKK to an affiliated captive reinsurer. The GMWB provides the policyholder with a guaranteed remaining balance ("GRB") if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMWB represents an embedded derivative in the variable annuity contract. The GMWB represents an embedded derivative in the variable annuity contract. When it is determined that (1) the embedded derivative possesses economic characteristics that are not clearly and closely related to the economic characteristics of the host contract, and (2) a separate instrument with the same terms would qualify as a derivative instrument, the embedded derivative is bifurcated from the host for measurement purposes. The embedded derivative, which is reported with the host instrument in the Consolidated Balance Sheets, is carried at fair value with changes in fair value reported in net realized capital gains and losses. The Company's GMWB liability is carried at fair value and reported in other policyholder funds. The notional value of the embedded derivative is the GRB.

In valuing the embedded derivative, the Company attributes to the derivative a portion of the fees collected from the contract holder equal to the present value of future GMWB claims (the "Attributed Fees"). All changes in the fair value of the embedded derivative are recorded in net realized capital gains and losses. The excess of fees collected from the contract holder over the Attributed Fees are associated with the host variable annuity contract reported in fee income.

The reinsurance assumed on the HLIKK GMIB, GMWB, and GMAB and ceded to an affiliated captive reinsurer meets the characteristics of a free-standing derivative instrument. As a result, the derivative asset or liability is recorded at fair value with changes in the fair value reported in net realized capital gains and losses.

LIVING BENEFITS REQUIRED TO BE FAIR VALUED (IN OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE)

Living benefits required to be fair valued include U.S guaranteed withdrawal benefits, international guaranteed withdrawal benefits and international other guaranteed living benefits. Fair values for GMWB and GMAB contracts are calculated using the income approach based upon internally developed models because active, observable markets do not exist for those items. The fair value of the Company's guaranteed benefit liabilities, classified as embedded derivatives, and the related reinsurance and customized freestanding derivatives is calculated as an aggregation of the following components: Best Estimate Claims Costs calculated based on actuarial and capital market assumptions related to projected cash flows over the lives of the contracts; Credit Standing Adjustment; and Margins representing an amount that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The resulting aggregation is reconciled or calibrated, if necessary, to market information that is, or may be, available to the Company, but may not be observable by other market participants, including reinsurance discussions and transactions. The Company believes the aggregation of these components, as necessary and as reconciled or calibrated to the market information available to the Company, results in an amount that the Company would be required to transfer or receive, for an asset, to or from market participants in an active liquid market, if one existed, for those market participants to assume the risks associated with the guaranteed minimum benefits and the related reinsurance and customized derivatives. The fair value is likely to materially diverge from the ultimate settlement of the liability as the Company believes settlement will be based on our best estimate assumptions rather than those best estimate assumptions plus risk margins. In the absence of any transfer of the guaranteed benefit liability to a third party, the release of risk margins is likely to be reflected as realized gains in future periods' net income. Each component described below is unobservable in the marketplace and requires subjectivity by the Company in determining their value.

Oversight of the Company's valuation policies and processes for product and U.S. GMWB reinsurance derivatives is performed by a multidisciplinary group comprised of finance, actuarial and risk management professionals. This multidisciplinary group reviews and approves changes and enhancements to the Company's valuation model as well as associated controls.

BEST ESTIMATE CLAIMS COSTS

The Best Estimate Claims Costs is calculated based on actuarial and capital market assumptions related to projected cash flows, including the present value of benefits and related contract charges, over the lives of the contracts, incorporating expectations concerning policyholder behavior such as lapses, fund selection, resets and withdrawal utilization (for the customized derivatives, policyholder behavior is prescribed in the derivative contract). Because of the dynamic and complex nature of these cash flows, best estimate assumptions and a Monte Carlo stochastic process involving the generation of thousands of scenarios that assume risk neutral returns consistent with swap rates and a blend of observable implied index volatility levels were used. Estimating these cash flows involves numerous estimates and subjective judgments including those regarding expected markets rates of return, market volatility, correlations of market index returns to funds, fund performance, discount rates and various actuarial assumptions for policyholder behavior which emerge over time.

At each valuation date, the Company assumes expected returns based on:

- risk-free rates as represented by the Eurodollar futures, LIBOR deposits and swap rates to derive forward curve rates;

- market implied volatility assumptions for each underlying index based primarily on a blend of observed market "implied volatility" data;

- correlations of historical returns across underlying well known market indices based on actual observed returns over the ten years preceding the valuation date; and

-   three years of history for fund regression.

As many guaranteed benefit obligations are relatively new in the marketplace, actual policyholder behavior experience is limited. As a result, estimates of future policyholder behavior are subjective and based on analogous internal and external data. As markets change, mature and evolve and actual policyholder behavior emerges, management continually evaluates the appropriateness of its assumptions for this component of the fair value model.

On a daily basis, the Company updates capital market assumptions used in the GMWB liability model such as interest rates, equity indices and the blend of implied equity index volatilities. The Company monitors various aspects of policyholder behavior and may modify certain of its assumptions, including living benefit lapses and withdrawal rates, if credible emerging data indicates that changes are warranted. At a minimum, all policyholder behavior assumptions are reviewed and updated, as appropriate, in conjunction with the completion of the Company's comprehensive study to refine its estimate of future gross profits during the third quarter of each year.

CREDIT STANDING ADJUSTMENT

This assumption makes an adjustment that market participants would make, in determining fair value, to reflect the risk that guaranteed benefit obligations or the GMWB reinsurance recoverables will not be fulfilled ("nonperformance risk"). The Company incorporates a blend of observable Company and reinsurer credit default spreads from capital markets, adjusted for market recoverability. Prior to the first quarter of 2009, the Company calculated the Credit Standing Adjustment by using default rates published by rating agencies, adjusted for market recoverability. For the years ended December 31, 2012, 2011 and 2010, the credit standing adjustment assumption, net of reinsurance and exclusive of the impact of the credit standing adjustment on other market sensitivities, resulted in pre-tax realized gains (losses) of $499, $(156) and $(8), respectively.

MARGINS

The behavior risk margin adds a margin that market participants would require for the risk that the Company's assumptions about policyholder behavior could differ from actual experience. The behavior risk margin is calculated by taking the difference between adverse policyholder behavior assumptions and best estimate assumptions.

Assumption updates, including policyholder behavior assumptions, affected best estimates and margins for total pre-tax realized gains of $76, $13 and $45 for the years ended December 31, 2012, 2011 and 2010. As of December 31, 2012 and December 31, 2011 the behavior risk margin was $77 and $103, respectively.

In addition to the non-market-based updates described above, the Company recognized non-market-based updates driven by the relative outperformance (underperformance) of the underlying actively managed funds as compared to their respective indices resulting in before-tax realized gains/(losses) of approximately $29, $(18) and $31 for the years ended December 31, 2012, 2011 and 2010, respectively.

Significant unobservable inputs used in the fair value measurement of living benefits required to be fair valued and the U.S. GMWB reinsurance derivative are withdrawal utilization and withdrawal rates, lapse rates, reset elections and equity volatility. The following table provides quantitative information about the significant unobservable inputs and is applicable to all of the Living Benefits Required to be Fair Valued and the reinsurance recoverable for U.S. GMWB and Japan GMWB, GMIB and GMAB. Significant increases in any of the significant unobservable inputs, in isolation, will generally have an increase or decrease correlation with the fair value measurement, as shown in the table.

                                                                                 IMPACT OF INCREASE IN INPUT
                                                                 UNOBSERVABLE INPUTS    ON FAIR VALUE
SIGNIFICANT UNOBSERVABLE INPUT               MINIMUM            MAXIMUM                MEASUREMENT (1)
-------------------------------------------------------------------------------------------------------------------
Withdrawal Utilization (2)                       20%               100%               Increase
Withdrawal Rates (2)                              0%                 8%               Increase
Annuitization utilization (3)                     0%               100%               Increase
Lapse Rates (4)                                   0%                75%               Decrease
Reset Elections (5)                              20%                75%               Increase
Equity Volatility (6)                            10%                50%               Increase
                                              -----              -----                ---------

(1) Conversely, the impact of a decrease in input would have the opposite impact to the fair value as that presented in the table.

(2) Ranges represent assumed cumulative percentages of policyholders taking withdrawals and the annual amounts withdrawn.

(3) For reinsurance associated with Japan GMIB, range represents assumed cumulative percentages of policyholders annuitizing variable annuity contracts.

(4) Range represents assumed annual percentages of full surrender of the underlying variable annuity contracts across all policy durations for in force business.

(5) Range represents assumed cumulative percentages of policyholders that would elect to reset their guaranteed benefit base.

(6) Range represents implied market volatilities for equity indices based on multiple pricing sources.

Generally a change in withdrawal utilization assumptions would be accompanied by a directionally opposite change in lapse rate assumptions, as the behavior of policyholders that utilize GMWB or GMAB riders is typically different from policyholders that do not utilize these riders.

SEPARATE ACCOUNT ASSETS

Separate account assets are primarily invested in mutual funds. Other separate account assets include fixed maturities, limited partnerships, equity securities, short-term investments and derivatives that are valued in the same manner, and using the same pricing sources and inputs, as those investments held by the Company. Separate account assets classified as Level 3 primarily include limited partnerships in which fair value represents the separate account's share of the fair value of the equity in the investment ("net asset value") and are classified in level 3 based on the Company's ability to redeem its investment.

ASSETS AND LIABILITIES MEASURED AT FAIR VALUE ON A RECURRING BASIS USING SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)

The tables below provide a fair value roll forward for the years ended December 31, 2012 and 2011, for the financial instruments classified as Level 3.

                                                                                                                     FOREIGN
                                                                         FIXEDTMATURITIES, AFS
                                         ABS             CDOS                CMBS              CORPORATE             AGENCIES
--------------------------------------------------------------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012          $317            $328                $348                $1,497                 $37
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)             (2)            (19)                (41)                    2                  --
 Included in OCI (3)                        45             134                  89                   (38)                  1
Purchases                                   18              --                  18                   169                   9
Settlements                                (58)            (36)               (111)                  (98)                 (4)
Sales                                      (34)             (1)               (109)                  (74)                (11)
Transfers into Level 3 (4)                  12             317                 422                   538                   2
Transfers out of Level 3 (4)               (60)             --                 (84)                 (656)                 --
                                        ------          ------              ------              --------              ------
    FAIR VALUE AS OF DECEMBER 31, 2012    $238            $723                $532                $1,340                 $34
                                        ------          ------              ------              --------              ------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                 $(1)           $(11)               $(17)                  $(7)               $ --
                                        ------          ------              ------              --------              ------

                                                                                 TOTAL FIXED              FIXED
                                                                    FIXEDTMATURITIES, AFS
                                               MUNICIPAL           RMBS              AFS                   FVO
--------------------------------------  -----------------------------------------------------------------------------
ASSETS
Fair value as of January 1, 2012                   $382              $933            $3,842                  $484
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                      (5)              (68)             (133)                  106
 Included in OCI (3)                                 34               298               563                    --
Purchases                                           174               289               677                     1
Settlements                                          --              (125)             (432)                   (1)
Sales                                               (91)             (173)             (493)                 (391)
Transfers into Level 3 (4)                           --                 2             1,293                    --
Transfers out of Level 3 (4)                       (325)              (23)           (1,148)                   --
                                                -------          --------          --------              --------
    FAIR VALUE AS OF DECEMBER 31, 2012             $169            $1,133            $4,169                  $199
                                                -------          --------          --------              --------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                          $(5)             $(11)             $(52)                  $(7)
                                                -------          --------          --------              --------

                                                                FREESTANDING DERIVATIVES (5)
                                            EQUITY
                                          SECURITIES,                                                   INTEREST
ASSETS (LIABILITIES)                          AFS                CREDIT              EQUITY               RATE
--------------------------------------------------------------------------------------------------------------------
Fair value as of January 1, 2012                $56                $(489)               $36                 $(91)
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                   3                  155                (32)                   2
 Included in OCI (3)                             (3)                  --                 --                   --
Purchases                                        11                   --                 57                    1
Settlements                                      --                  338                (16)                  --
Sales                                           (12)                  --                 --                   --
Transfers out of Level 3 (4)                     --                   --                 --                   31
                                            -------              -------              -----              -------
    FAIR VALUE AS OF DECEMBER 31, 2012          $55                   $4                $45                 $(57)
                                            -------              -------              -----              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                       $2                 $126                $(8)                 $(1)
                                            -------              -------              -----              -------

                                                                  FREESTANDING DERIVATIVES (5)
                                                 U.S.                 MACRO               INTL.             TOTAL FREE-
                                                 GMWB                 HEDGE              PROGRAM             STANDING
ASSETS (LIABILITIES)                            HEDGING              PROGRAM             HEDGING          DERIVATIVES (5)
--------------------------------------  ---------------------------------------------------------------------------------
Fair value as of January 1, 2012                   $883                 $357                $(35)                $661
Total realized/unrealized gains
 (losses)
 Included in net income (1),(2)                    (431)                (323)                (83)                (712)
 Included in OCI (3)                                 --                   --                  --                   --
Purchases                                            56                  252                 (60)                 306
Settlements                                         (12)                  --                  95                  405
Sales                                                --                   --                  --                   --
Transfers out of Level 3 (4)                         23                   --                   8                   62
                                                -------              -------              ------              -------
    FAIR VALUE AS OF DECEMBER 31, 2012             $519                 $286                $(75)                $722
                                                -------              -------              ------              -------
Changes in unrealized gains (losses)
 included in net income related to
 financial instruments still held at
 December 31, 2012 (2),(7)                        $(425)               $(322)               $(85)               $(715)
                                                -------              -------              ------              -------

                                     LIMITED
                                 PARTNERSHIPS AND    REINSURANCE RECOVERABLE FOR
                                OTHER ALTERNATIVE        U.S. GMWB AND JAPAN           SEPARATE
ASSETS                             INVESTMENTS        GMWB, GMIB, AND GMAB (6)         ACCOUNTS
----------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                   $ --                    $3,073                   $1,031
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                (11)                   (2,142)                      37
 Included in OCI (3)                      --                      (231)                      --
Purchases                                 26                        --                      252
Settlements                               --                       381                       (1)
Sales                                     --                        --                     (476)
Transfers into Level 3 (4)               135                        --                      443
Transfers out of Level 3 (4)              --                        --                     (703)
                                      ------                    ------                  -------
 FAIR VALUE AS OF DECEMBER 31,
                          2012          $150                    $1,081                     $583
                                      ------                    ------                  -------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)              $(11)                  $(2,142)                     $28
                                      ------                    ------                  -------

                                                                             TOTAL OTHER
                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLEOLDER
                                   GUARANTEED                                   FUNDS
                                     LIVING            EQUITY LINKED         AND BENEFITS
LIABILITIES                       BENEFITS (7)             NOTES               PAYABLE
-------------------------------------------------------------------------------------------
Fair value as of January 1,
 2012                                $(5,776)               $(9)                $(5,785)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             2,656                   1                  2,657
 Included in OCI (3)                    264                  --                    264
Settlements (8)                        (263)                 --                   (263)
                                     ------                 ---                 ------
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $(3,119)               $(8)                $(3,127)
                                     ------                 ---                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $2,656                  $1                 $2,657
                                     ------                 ---                 ------


                                    OTHER         CONSUMER
LIABILITIES                      LIABILITIES        NOTES
------------------------------  -----------------------------
Fair value as of January 1,
 2012                                 $(9)           $(4)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                             (34)             2
 Included in OCI (3)                   --             --
Settlements (8)                        43             --
                                     ----            ---
 FAIR VALUE AS OF DECEMBER 31,
                          2012       $ --            $(2)
                                     ----            ---
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2012 (2),(7)           $ --             $2
                                     ----            ---

The tables below provide a fair value roll forward for the year ended December 31, 2011 for the financial instruments classified as Level 3.

                                                    FIXED MATURITIES,GAFS.
ASSETS                          ABS         CDOS              CMBS                CORPORATE
-----------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                           $408        $1,869             $492                 $1,486
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                        (26)          (30)              13                    (27)
 Included in OCI (3)              18           112               41                    (14)
Purchases                         35            --               18                     83
Settlements                      (32)         (129)             (72)                   (92)
Sales                             (9)          (54)            (225)                  (122)
Transfers into Level 3 (4)        79            30              131                    498
Transfers out of Level 3 (4)    (156)       (1,470)             (50)                  (315)
                               -----       -------            -----                 ------
FAIR VALUE AS OF DECEMBER 31,
                         2011   $317          $328             $348                 $1,497
                               -----       -------            -----                 ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)      $(14)         $(29)             $(5)                  $(11)
                               -----       -------            -----                 ------

                                       FOREIGN
                                               FIXED MATURITIES,GAFS.
ASSETS                                 AGENCIES             MUNICIPAL           RMBS
-----------------------------  ------------------------------------------------------
Fair value as of January 1,
 2011                                     $40                  $258            $1,105
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                  --                    --               (21)
 Included in OCI (3)                       --                    46                (3)
Purchases                                  --                    87                25
Settlements                                (3)                   --              (111)
Sales                                      --                    --               (16)
Transfers into Level 3 (4)                 29                    --                69
Transfers out of Level 3 (4)              (29)                   (9)             (115)
                                         ----                 -----            ------
FAIR VALUE AS OF DECEMBER 31,
                         2011             $37                  $382              $933
                                         ----                 -----            ------
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)               $ --                  $ --              $(15)
                                         ----                 -----            ------

                                       TOTAL FIXED          FIXED
                               FIXED MATURITIES,GAFS.    MATURITIES,
ASSETS                                     AFS               FVO
-----------------------------  ---------------------------------------
Fair value as of January 1,
 2011                                     $5,658             $511
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                    (91)              23
 Included in OCI (3)                         200               --
Purchases                                    248               --
Settlements                                 (439)              (2)
Sales                                       (426)             (43)
Transfers into Level 3 (4)                   836               --
Transfers out of Level 3 (4)              (2,144)              (5)
                                         -------            -----
FAIR VALUE AS OF DECEMBER 31,
                         2011             $3,842             $484
                                         -------            -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                  $(74)             $19
                                         -------            -----

                                                     FREESTANDING DERIVATIVES (5)
                                   EQUITY
                                SECURITIES,                                                    INTEREST
ASSETS (LIABILITIES)                AFS                 CREDIT                EQUITY             RATE
--------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                $47                 $(344)                  $4                 $(53)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (11)                 (144)                  (8)                   9
 Included in OCI (3)                  (3)                   --                   --                   --
Purchases                             31                    20                   40                   --
Settlements                           --                   (21)                  --                  (47)
Sales                                 (4)                   --                   --                   --
Transfers out of Level 3 (4)          (4)                   --                   --                   --
                                    ----                 -----                 ----                 ----
FAIR VALUE AS OF DECEMBER 31,
                         2011        $56                 $(489)                 $36                 $(91)
                                    ----                 -----                 ----                 ----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)           $(9)                $(137)                 $(8)                 $10
                                    ----                 -----                 ----                 ----

                                                               FREESTANDING DERIVATIVES (5)
                                              U.S.                  MACRO                INTL.               TOTAL FREE-
                               INTEREST       GMWB                  HEDGE               PROGRAM               STANDING
ASSETS (LIABILITIES)           RATE          HEDGING               PROGRAM              HEDGING            DERIVATIVES (5)
-----------------------------  --------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                                          $600                  $203                   $5                   $415
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                       279                  (128)                   3                     11
 Included in OCI (3)                             --                    --                   --                     --
Purchases                                        23                   347                  (43)                   387
Settlements                                     (19)                  (65)                  --                   (152)
Sales                                            --                    --                   --                     --
Transfers out of Level 3 (4)                     --                    --                   --                     --
                                              -----                 -----                 ----                  -----
FAIR VALUE AS OF DECEMBER 31,
                         2011                  $883                  $357                 $(35)                  $661
                                              -----                 -----                 ----                  -----
Changes in unrealized gains
 (losses) included in net
 income related to financial
 instruments still held at
 December 31, 2011 (2),(7)                     $278                 $(107)                 $(4)                   $32
                                              -----                 -----                 ----                  -----

                             REINSURANCE RECOVERABLE FOR
                                 U.S. GMWB AND JAPAN               SEPARATE
ASSETS                         GMWB, GMIB, AND GMAB (6)            ACCOUNTS
--------------------------------------------------------------------------------
Fair value as of January
 1, 2011                                 $2,002                      $1,247
Total
 realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                                   504                          25
 Included in OCI (3)                        111                          --
Purchases                                    --                         292
Settlements                                 456                          --
Sales                                        --                        (171)
Transfers into Level 3
 (4)                                         --                          14
Transfers out of Level 3
 (4)                                         --                        (376)
                                       --------                    --------
        FAIR VALUE AS OF
       DECEMBER 31, 2011                 $3,073                      $1,031
                                       --------                    --------
Changes in unrealized
 gains (losses) included
 in net income related
 to financial
 instruments still held
 at December 31, 2011
 (2),(7)                                   $504                         $(1)
                                       --------                    --------

                                       OTHER POLICYHOLDER FUNDS AND BENEFITS PAYABLE (1)
                                                                                    TOTAL OTHER
                                                                                   POLICYHOLDER
                                 GUARANTEED                                            FUNDS
                                   LIVING                EQUITY LINKED             AND BENEFITS           OTHER          CONSUMER
LIABILITIES                     BENEFITS (7)                 NOTES                    PAYABLE          LIABILITIES        NOTES
------------------------------------------------------------------------------------------------------------------------------------
Fair value as of January 1,
 2011                               $(4,258)                   $(9)                    $(4,267)            $(37)            $(5)
Total realized/unrealized
 gains (losses)
 Included in net income
  (1),(2)                            (1,118)                    --                      (1,118)              28               1
 Included in OCI (3)                   (126)                    --                        (126)              --              --
Settlements                            (274)                    --                        (274)              --              --
                                  ---------                   ----                   ---------            -----            ----
  FAIR VALUE AS OF DECEMBER
                   31, 2011         $(5,776)                   $(9)                    $(5,785)             $(9)            $(4)
                                  ---------                   ----                   ---------            -----            ----
Changes in unrealized gains
 (losses) included in net
 income related to
 financial instruments
 still held at December 31,
 2011 (2),(7)                       $(1,118)                  $ --                     $(1,118)             $28              $1
                                  ---------                   ----                   ---------            -----            ----

(1) The Company classifies gains and losses on GMWB reinsurance derivatives and Guaranteed Living Benefit embedded derivatives as unrealized gains (losses) for purposes of disclosure in this table because it is impracticable to track on a contract-by-contract basis the realized gains (losses) for these derivatives and embedded derivatives.

(2) All amounts in these rows are reported in net realized capital gains (losses). The realized/unrealized gains (losses) included in net income for separate account assets are offset by an equal amount for separate account liabilities, which results in a net zero impact on net income for the Company. All amounts are before income taxes and amortization of DAC.

(3)  All amounts are before income taxes and amortization of DAC.

(4) Transfers in and/or (out) of Level 3 are primarily attributable to the availability of market observable information and the re-evaluation of the observability of pricing inputs.

(5) Derivative instruments are reported in this table on a net basis for asset/(liability) positions and reported in the Consolidated Balance Sheet in other investments and other liabilities.

(6) Includes fair value of reinsurance recoverables of approximately $0.9 billion and $2.6 billion as of December 31, 2012 and 2011, respectively, related to a transaction entered into with an affiliated captive reinsurer. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information.

(7) Includes both market and non-market impacts in deriving realized and unrealized gains (losses).

(8) Settlements of other liabilities reflect the removal of liabilities carried at fair value upon the deconsolidation of a variable interest entity. See
     Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements for additional information.

FAIR VALUE OPTION

The Company holds fair value option investments that contain an embedded credit derivative with underlying credit risk primarily related to commercial real estate. Also included are foreign government securities that align with the accounting for yen-based fixed annuity liabilities, which are adjusted for changes in spot rates through realized gains and losses. Similar to other fixed maturities, income earned from these securities is recorded in net investment income. Changes in the fair value of these securities are recorded in net realized capital gains and losses.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE, resulting in its deconsolidation. See Note 4 -- Investments and Derivative Instruments of Notes to Consolidated Financial Statements, for additional information related to the deconsolidation of this VIE. The Company previously elected the fair value option for this consolidated VIE in order to apply a consistent accounting model for the VIE's assets and liabilities. The VIE is an investment vehicle that holds high quality investments, derivative instruments that reference third-party corporate credit and issues notes to investors that reflect the credit characteristics of the high quality investments and derivative instruments. The risks and rewards associated with the assets of the VIE inure to the investors. The investors have no recourse against the Company. As a result, there was no adjustment to the market value of the notes for the Company's own credit risk.

The Company elected the fair value option for consolidated VIE investment funds that were established in 2012. The Company elected the fair value option in order to report investments of consolidated investment companies at fair value with changes in the fair value of these securities recognized in net realized capital gains and losses, consistent with Investment Company accounting. The investment funds hold fixed income securities and the Company has management and control of the funds as well as a significant ownership interest.

The following table presents the changes in fair value of those assets and liabilities accounted for using the fair value option reported in net realized capital gains and losses in the Company's Consolidated Statements of Operations.

                                                        YEAR ENDED
                                                       DECEMBER 31,
                                                2012                  2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  Corporate                                        $9                   $10
  CRE CDOs                                         64                   (33)
  CMBS                                             (2)                   --
  Foreign government                              (88)                   45
  RMBS                                              5                    --
OTHER LIABILITIES
 Credit-linked notes                              (34)                   28
                                                -----                 -----
    TOTAL REALIZED CAPITAL GAINS (LOSSES)        $(46)                  $50
                                                -----                 -----

The following table presents the fair value of assets and liabilities accounted for using the fair value option included in the Company's Consolidated Balance Sheets.

                             DECEMBER 31, 2012            DECEMBER 31, 2011
--------------------------------------------------------------------------------
ASSETS
 Fixed maturities, FVO
  ABS                                $ --                          $65
  Corporate                           108                          214
  CRE CDOs                            193                          272
  CMBS                                  4                           --
  Foreign government                  699                          766
  Municipals                            1                           --
  RMBS                                  3                           --
  U.S. government                       2                           --
                                  -------                      -------
           TOTAL FIXED
       MATURITIES, FVO             $1,010                       $1,317
                                  -------                      -------
OTHER LIABILITIES
  Credit-linked notes
   (1)                               $ --                           $9
                                  -------                      -------

(1) As of December 31, 2011, the outstanding principal balance of the notes was $243.

FINANCIAL INSTRUMENTS NOT CARRIED AT FAIR VALUE

The following presents carrying amounts and fair values of the Company's financial instruments not carried at fair value, and not included in the above fair value discussion as of December 31, 2012 and December 31, 2011 were as follows:

                                                           DECEMBER 31, 2012                             DECEMBER 31, 2011
                                             FAIR VALUE                CARRYING            FAIR   CARRYING                 FAIR
                                          HIERARCHY LEVEL               AMOUNT            VALUE   AMOUNT                   VALUE
---------------------------------------------------------------------------------------------------------------------------------
ASSETS
 Policy loans                                  Level 3                   1,951             2,112         1,952              2,099
 Mortgage loans                                Level 3                   4,935             5,109         4,182              4,382
                                              --------                  ------            ------       -------            -------
LIABILITIES
 Other policyholder funds and benefits
  payable (1)                                  Level 3                   9,318             9,668        10,065             10,959
 Consumer notes (2)                            Level 3                     159               159           310                305
                                              --------                  ------            ------       -------            -------

(1) Excludes group accident and health and universal life insurance contracts, including corporate owned life insurance.

(2)  Excludes amounts carried at fair value and included in disclosures above.

The Company has not made any changes in its valuation methodologies for the following assets and liabilities during the years ended December 31, 2012 or December 31, 2011.

- Fair value for policy loans and consumer notes were estimated using discounted cash flow calculations using current interest rates adjusted for estimated loan duration.

- Fair values for mortgage loans were estimated using discounted cash flow calculations based on current lending rates for similar type loans. Current lending rates reflect changes in credit spreads and the remaining terms of the loans.

- Other policyholder funds and benefits payable, not carried at fair value, is determined by estimating future cash flows, discounted at the current market rate.

4. INVESTMENTS AND DERIVATIVE INSTRUMENTS

NET INVESTMENT INCOME (LOSS)

                                                        FOR THE YEARS ENDED
                                                           DECEMBER 31,
                                                               2011
                                          2012             (BEFORE-TAX)            2010
----------------------------------------------------------------------------------------------
Fixed maturities (1)                        1,964               1,940               1,978
Equity securities, AFS                         11                  10                  14
Mortgage loans                                248                 206                 199
Policy loans                                  116                 128                 129
Limited partnerships and other
 alternative investments                       85                 143                 121
Other investments (2)                         198                 226                 253
Investment expenses                           (77)                (74)                (72)
                                          -------            --------            --------
          TOTAL SECURITIES AFS AND OTHER    2,545               2,579               2,622
Equity securities, trading                    202                 (14)                238
                                          -------            --------            --------
      TOTAL NET INVESTMENT INCOME (LOSS)    2,747              $2,565              $2,860
                                          -------            --------            --------

(1)  Includes net investment income on short-term investments.

(2) Includes income from derivatives that qualify for hedge accounting and hedge fixed maturities.

The net unrealized gain (loss) on equity securities, trading, included in net investment income during the years ended December 31, 2012, 2011 and 2010, was $113, $(111) and $160, respectively, substantially all of which have corresponding amounts credited to policyholders. These amounts were not included in gross unrealized gains (losses).

NET REALIZED CAPITAL GAINS (LOSSES)

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                2011
                                            2012            (BEFORE-TAX)          2010
---------------------------------------------------------------------------------------------
Gross gains on sales                           $532              $405               $486
Gross losses on sales                          (278)             (200)              (336)
Net OTTI losses recognized in earnings
 (1)                                           (255)             (125)              (336)
Valuation allowances on mortgage loans            4                25               (108)
Japanese fixed annuity contract hedges,
 net (2)                                        (36)                3                 27
Periodic net coupon settlements on
 credit derivatives/Japan                        (8)               --                 (3)
Results of variable annuity hedge
 program
 U.S. GMWB derivatives, net                     519              (397)                89
 U.S. macro hedge program                      (340)             (216)              (445)
                                          ---------            ------            -------
                      TOTAL U.S. PROGRAM        179              (613)              (356)
International Program                        (1,167)              723                (13)
                                          ---------            ------            -------
 TOTAL RESULTS OF VARIABLE ANNUITY HEDGE
                                 PROGRAM       (988)              110               (369)
GMIB/GMAB/GMWB reinsurance                    1,233              (326)              (769)
Coinsurance and modified coinsurance
 reinsurance contracts                       (1,862)              373                284
Other, net (3)                                  245              (265)               180
                                          ---------            ------            -------
           NET REALIZED CAPITAL (LOSSES)    $(1,413)             $ --              $(944)
                                          ---------            ------            -------

(1) Includes $173 of intent-to-sell impairments relating to the sale of the Retirement Plans and Individual Life businesses.

(2) Relates to the Japanese fixed annuity products (adjustment of product liability for changes in spot currency exchange rates, related derivative hedging instruments, excluding net period coupon settlements, and Japan FVO securities).

(3) Primarily consists of non-qualifying derivatives, transactional foreign currency re-valuation associated with the internal reinsurance of the Japan variable annuity business, which is offset in AOCI, and Japan 3Win related foreign currency swaps.

Net realized capital gains and losses from investment sales, after deducting the life and pension policyholders' share for certain products, are reported as a component of revenues and are determined on a specific identification basis. Gross gains and losses on sales and impairments previously reported as unrealized gains in AOCI were $(1), $80 and $(186) for the years ended December 31, 2012, 2011 and 2010, respectively.

SALES OF AVAILABLE-FOR-SALE SECURITIES

                                             FOR THE YEARS ENDED
                                                DECEMBER 31,
                                    2012            2011            2010
--------------------------------------------------------------------------------
Fixed maturities, AFS
 Sale proceeds                      $23,555         $19,861         $27,739
 Gross gains                            521             354             413
 Gross losses                          (270)           (205)           (299)
Equity securities, AFS
 Sale proceeds                         $133            $147            $171
 Gross gains                             15              50              12
 Gross losses                            (5)             --              (4)
                                  ---------       ---------       ---------

Sales of AFS securities in 2012 were the result of the reinvestment into spread product well-positioned for modest economic growth, as well as the purposeful reduction of certain exposures.

OTHER-THAN-TEMPORARY IMPAIRMENT LOSSES

The following table presents a roll-forward of the Company's cumulative credit impairments on debt securities held as of December 31, 2012, 2011 and 2010.

                                  FOR THE YEARS ENDED DECEMBER 31,
                                               2011
                           2012            (BEFORE-TAX)             2010
--------------------------------------------------------------------------------
Balance, beginning of
 period                   $(1,319)             $(1,598)             $(1,632)
Additions for credit
 impairments recognized
 on (1):
 Securities not
  previously impaired         (27)                 (41)                (181)
 Securities previously
  impaired                    (15)                 (47)                (122)
Reductions for credit
 impairments previously
 recognized on:
 Securities that
  matured or were sold
  during the period           543                  358                  314
 Securities due to an
  increase in expected
  cash flows                    5                    9                   23
                         --------            ---------            ---------
 BALANCE, END OF PERIOD     $(813)             $(1,319)             $(1,598)
                         --------            ---------            ---------

(1) These additions are included in the net OTTI losses recognized in earnings in the Consolidated Statements of Operations.

AVAILABLE-FOR-SALE SECURITIES

The following table presents the Company's AFS securities by type.

                                                                 DECEMBER 31, 2012
                                   COST OR              GROSS               GROSS                           NON-
                                  AMORTIZED           UNREALIZED         UNREALIZED         FAIR           CREDIT
                                    COST                GAINS              LOSSES           VALUE         OTTI (1)
--------------------------------------------------------------------------------------------------------------------
ABS                                 $1,807                 $38              $(172)          $1,673           $(4)
CDOs (2)                             2,236                  61               (117)           2,160            (4)
CMBS                                 3,757                 262               (107)           3,912            (7)
Corporate (2)                       27,774               3,426               (221)          30,979           (19)
Foreign govt./govt. agencies         1,369                 120                (29)           1,460            --
Municipal                            1,808                 204                (14)           1,998            --
RMBS                                 4,590                 196               (115)           4,671           (28)
U.S. Treasuries                      2,412                 151                (12)           2,551            --
                                   -------              ------              -----          -------          ----
  TOTAL FIXED MATURITIES, AFS       45,753               4,458               (787)          49,404           (62)
Equity securities, AFS                 408                  28                (36)             400            --
                                   -------              ------              -----          -------          ----
     TOTAL AFS SECURITIES (3)      $46,161              $4,486              $(823)         $49,804          $(62)
                                   -------              ------              -----          -------          ----

                                                                  DECEMBER 31, 2011
                                   COST OR              GROSS               GROSS                            NON-
                                  AMORTIZED           UNREALIZED          UNREALIZED         FAIR           CREDIT
                                    COST                GAINS               LOSSES           VALUE         OTTI (1)
-----------------------------  ---------------------------------------------------------------------------------------
ABS                                 $2,361                 $38               $(306)          $2,093            $(3)
CDOs (2)                             2,055                  15                (272)           1,798            (29)
CMBS                                 4,418                 169                (318)           4,269            (19)
Corporate (2)                       28,084               2,729                (539)          30,229             --
Foreign govt./govt. agencies         1,121                 106                  (3)           1,224             --
Municipal                            1,504                 104                 (51)           1,557             --
RMBS                                 4,069                 170                (416)           3,823            (97)
U.S. Treasuries                      2,624                 162                  (1)           2,785             --
                                   -------              ------              ------          -------          -----
  TOTAL FIXED MATURITIES, AFS       46,236               3,493              (1,906)          47,778           (148)
Equity securities, AFS                 443                  21                 (66)             398             --
                                   -------              ------              ------          -------          -----
     TOTAL AFS SECURITIES (3)      $46,679              $3,514              $(1,972)        $48,176          $(148)
                                   -------              ------              ------          -------          -----

(1) Represents the amount of cumulative non-credit OTTI losses recognized in OCI on securities that also had credit impairments. These losses are included in gross unrealized losses as of December 31, 2012 and 2011.

(2) Gross unrealized gains (losses) exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

(3) Includes fixed maturities, AFS and equity securities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

The following table presents the Company's fixed maturities, AFS, by contractual maturity year.

                                               DECEMBER 31, 2012
CONTRACTUAL MATURITY               AMORTIZED COST                FAIR VALUE
--------------------------------------------------------------------------------
One year or less                         $1,223                      $1,233
Over one year through five
 years                                    9,425                       9,941
Over five years through ten
 years                                    8,733                       9,567
Over ten years                           13,982                      16,247
                                      ---------                   ---------
 Subtotal                                33,363                      36,988
Mortgage-backed and
 asset-backed securities                 12,390                      12,416
                                      ---------                   ---------
  TOTAL FIXED MATURITIES, AFS
                          (1)           $45,753                     $49,404
                                      ---------                   ---------

(1) Includes fixed maturities, AFS relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

Estimated maturities may differ from contractual maturities due to security call or prepayment provisions. Due to the potential for variability in payment spreads (i.e. prepayments or extensions), mortgage-backed and asset-backed securities are not categorized by contractual maturity.

CONCENTRATION OF CREDIT RISK

The Company aims to maintain a diversified investment portfolio including issuer, sector and geographic stratification, where applicable, and has established certain exposure limits, diversification standards and review procedures to mitigate credit risk.

As of December 31, 2012 and 2011, the Company was not exposed to any concentration of credit risk of a single issuer greater than 10% of the Company's stockholders' equity other than U.S. government and certain U.S. government agencies. As of December 31, 2012, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, National Grid PLC and Berkshire Hathaway Inc. which each comprised less than 2.3% of total invested assets. As of December 31, 2011, other than U.S. government and certain U.S. government agencies, the Company's three largest exposures by issuer were the Government of Japan, the Government of the United Kingdom and AT&T Inc. which each comprised less than 1.2% of total invested assets.

The Company's three largest exposures by sector as of December 31, 2012 were utilities, financial services, and consumer non-cyclical which comprised approximately 10%, 8% and 8%, respectively, of total invested assets. The Company's three largest exposures by sector as of December 31, 2011 were commercial real estate, U.S. Treasuries and utilities which comprised approximately 14%, 9% and 9%, respectively, of total invested assets.

SECURITY UNREALIZED LOSS AGING

The following tables present the Company's unrealized loss aging for AFS securities by type and length of time the security was in a continuous unrealized loss position.

                                                                          DECEMBER 31, 2012
                                                       LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED            AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                 COST             VALUE
------------------------------------------------------------------------------------------------------------------------------
ABS                                             $77               $76             $(1)                  $787              $616
CDOs (1)                                          5                 5              --                  1,640             1,515
CMBS                                            192               179             (13)                   795               701
Corporate                                       614               578             (36)                 1,339             1,154
Foreign govt./govt. agencies                    318               290             (28)                     7                 6
Municipal                                        65                62              (3)                    98                87
RMBS                                            322               321              (1)                   750               636
U.S. Treasuries                                 384               372             (12)                    --                --
                                             ------            ------            ----                 ------            ------
                TOTAL FIXED MATURITIES        1,977             1,883             (94)                 5,416             4,715
Equity securities                                 9                 9              --                    172               136
                                             ------            ------            ----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $1,986            $1,892            $(94)                $5,588            $4,851
                                             ------            ------            ----                 ------            ------

                                                                      DECEMBER 31, 2012
                                         12 MONTHS OR MORE                                TOTAL
                                               UNREALIZED             AMORTIZED            FAIR          UNREALIZED
                                                 LOSSES                  COST             VALUE            LOSSES
--------------------------------------  ------------------------------------------------------------------------------
ABS                                               $(171)                  $864              $692            $(172)
CDOs (1)                                           (117)                 1,645             1,520             (117)
CMBS                                                (94)                   987               880             (107)
Corporate                                          (185)                 1,953             1,732             (221)
Foreign govt./govt. agencies                         (1)                   325               296              (29)
Municipal                                           (11)                   163               149              (14)
RMBS                                               (114)                 1,072               957             (115)
U.S. Treasuries                                      --                    384               372              (12)
                                                  -----                 ------            ------            -----
                TOTAL FIXED MATURITIES             (693)                 7,393             6,598             (787)
Equity securities                                   (36)                   181               145              (36)
                                                  -----                 ------            ------            -----
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(729)                $7,574            $6,743            $(823)
                                                  -----                 ------            ------            -----

                                                                           DECEMBER 31, 2011
                                                        LESS THAN 12 MONTHS                             12 MONTHS OR MORE
                                           AMORTIZED            FAIR          UNREALIZED             AMORTIZED            FAIR
                                              COST             VALUE            LOSSES                  COST             VALUE
-------------------------------------------------------------------------------------------------------------------------------
ABS                                            $420              $385             $(35)                $1,002              $731
CDOs (1)                                         80                58              (22)                 1,956             1,706
CMBS                                            911               830              (81)                 1,303             1,066
Corporate (1)                                 2,942             2,823             (119)                 2,353             1,889
Foreign govt./govt. agencies                     24                23               (1)                    40                38
Municipal                                       202               199               (3)                   348               300
RMBS                                            355               271              (84)                 1,060               728
U.S. Treasuries                                 185               184               (1)                    --                --
                                             ------            ------            -----                 ------            ------
                TOTAL FIXED MATURITIES        5,119             4,773             (346)                 8,062             6,458
Equity securities                               115                90              (25)                   104                63
                                             ------            ------            -----                 ------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS       $5,234            $4,863            $(371)                $8,166            $6,521
                                             ------            ------            -----                 ------            ------

                                                                        DECEMBER 31, 2011
                                          12 MONTHS OR MORE                                 TOTAL
                                                UNREALIZED              AMORTIZED            FAIR            UNREALIZED
                                                  LOSSES                  COST               VALUE             LOSSES
--------------------------------------  ----------------------------------------------------------------------------------
ABS                                                $(271)                 $1,422             $1,116             $(306)
CDOs (1)                                            (250)                  2,036              1,764              (272)
CMBS                                                (237)                  2,214              1,896              (318)
Corporate (1)                                       (420)                  5,295              4,712              (539)
Foreign govt./govt. agencies                          (2)                     64                 61                (3)
Municipal                                            (48)                    550                499               (51)
RMBS                                                (332)                  1,415                999              (416)
U.S. Treasuries                                       --                     185                184                (1)
                                                  ------                 -------            -------            ------
                TOTAL FIXED MATURITIES            (1,560)                 13,181             11,231            (1,906)
Equity securities                                    (41)                    219                153               (66)
                                                  ------                 -------            -------            ------
TOTAL SECURITIES IN AN UNREALIZED LOSS            $(1,601)               $13,400            $11,384            $(1,972)
                                                  ------                 -------            -------            ------

(1) Unrealized losses exclude the fair value of bifurcated embedded derivative features of certain securities. Subsequent changes in value will be recorded in net realized capital gains (losses).

As of December 31, 2012, AFS securities in an unrealized loss position, comprised of 1,244 securities, primarily related to corporate securities primarily within the financial services sector, CMBS, RMBS, ABS and CDOs. which have experienced significant price deterioration. As of December 31, 2012, 83% of these securities were depressed less than 20% of cost or amortized cost. The decline in unrealized losses during 2012 was primarily attributable to credit spreads tightening and a decline in interest rates.

Most of the securities depressed for twelve months or more relate to structured securities with exposure to commercial and residential real estate, ABS backed by student loans, as well as certain floating rate corporate securities or those securities with greater than 10 years to maturity, concentrated in the financial services sector. Current market spreads continue to be significantly wider for structured securities with exposure to commercial and residential real estate, as compared to spreads at the security's respective purchase date, largely due to the economic and market uncertainties regarding future performance of commercial and residential real estate. In addition, the majority of securities have a floating-rate coupon referenced to a market index where rates have declined substantially. The Company neither has an intention to sell nor does it expect to be required to sell the securities outlined above.

MORTGAGE LOANS

                                                                DECEMBER 31, 2012
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
---------------------------------------------------------------------------------------------------------
Commercial                                     $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,949                  $(14)                  $4,935
                                             --------                 -----                 --------

                                                                DECEMBER 31, 2011
                                            AMORTIZED               VALUATION               CARRYING
                                             COST (1)               ALLOWANCE                VALUE
--------------------------------------  -----------------------------------------------------------------
Commercial                                     $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------
              TOTAL MORTGAGE LOANS (2)         $4,205                  $(23)                  $4,182
                                             --------                 -----                 --------

(1) Amortized cost represents carrying value prior to valuation allowances, if any.

(2) Includes commercial mortgage loans relating to the sales of the Retirement Plans and Individual Life businesses; see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements for further discussion of this transaction.

As of December 31, 2012 and 2011, the carrying value of mortgage loans associated with the valuation allowance was $189 and $347, respectively. Included in the table above are mortgage loans held-for-sale with a carrying value and valuation allowance of $47 and $3, respectively, as of December 31, 2012 and $57 and $4, respectively, as of December 31, 2011. The carrying value of these loans is included in mortgage loans in the Company's Consolidated Balance Sheets. As of December 31, 2012, loans within the Company's mortgage loan portfolio that have had extensions or restructurings other than what is allowable under the original terms of the contract are immaterial.

The following table presents the activity within the Company's valuation allowance for mortgage loans. These loans have been evaluated both individually and collectively for impairment. Loans evaluated collectively for impairment are immaterial.

                                                        FOR THE YEARS ENDED DECEMBER 31,
                                               2012                  2011                   2010
-------------------------------------------------------------------------------------------------------
BALANCE AS OF JANUARY 1                        $ (23)                $ (62)                 $ (260)
(Additions)/Reversals                              4                    25                    (108)
Deductions                                         5                    14                     306
                                               -----                 -----                 -------
BALANCE AS OF DECEMBER 31                       $(14)                 $(23)                   $(62)
                                               -----                 -----                 -------

The current weighted-average LTV ratio of the Company's commercial mortgage loan portfolio was 61% as of December 31, 2012, while the weighted-average LTV ratio at origination of these loans was 63%. LTV ratios compare the loan amount to the value of the underlying property collateralizing the loan. The loan values are updated no less than annually through property level reviews of the portfolio. Factors considered in the property valuation include, but are not limited to, actual and expected property cash flows, geographic market data and capitalization rates. DSCRs compare a property's net operating income to the borrower's principal and interest payments. The current weighted average DSCR of the Company's commercial mortgage loan portfolio was 2.34x as of December 31, 2012. The Company held only one delinquent commercial mortgage loan past due by 90 days or more with a carrying value and valuation allowance of $32 and $0, respectively, as of December 31, 2012 and is not accruing income.

The following table presents the carrying value of the Company's commercial mortgage loans by LTV and DSCR.

                    COMMERCIAL MORTGAGE LOANS CREDIT QUALITY

                                                DECEMBER 31, 2012                                DECEMBER 31, 2011
                                      CARRYING              AVG. DEBT-SERVICE          CARRYING              AVG. DEBT-SERVICE
LOAN-TO-VALUE                          VALUE                  COVERAGE RATIO            VALUE                  COVERAGE RATIO
---------------------------------------------------------------------------------------------------------------------------------
Greater than 80%                          $137                     0.89x                   $422                     1.67x
65% - 80%                                1,717                     2.27x                  1,779                     1.57x
Less than 65%                            3,081                     2.44x                  1,981                     2.45x
                                      --------                    ------               --------                    ------
TOTAL COMMERCIAL MORTGAGE LOANS         $4,935                     2.34X                 $4,182                     1.99X
                                      --------                    ------               --------                    ------

The following tables present the carrying value of the Company's mortgage loans by region and property type.

                            MORTGAGE LOANS BY REGION

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
East North Central                                  $97                     2.0%                $59                     1.4%
Middle Atlantic                                     370                     7.5%                401                     9.6%
Mountain                                             62                     1.3%                 61                     1.5%
New England                                         231                     4.7%                202                     4.8%
Pacific                                           1,504                    30.5%              1,268                    30.3%
South Atlantic                                    1,012                    20.5%                810                    19.4%
West North Central                                   16                     0.3%                 16                     0.4%
West South Central                                  234                     4.7%                115                     2.7%
Other (1)                                         1,409                    28.5%              1,250                    29.9%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

(1) Primarily represents loans collateralized by multiple properties in various regions.

                        MORTGAGE LOANS BY PROPERTY TYPE

                                                      DECEMBER 31, 2012                           DECEMBER 31, 2011
                                               CARRYING               PERCENT OF           CARRYING               PERCENT OF
                                                VALUE                    TOTAL              VALUE                    TOTAL
--------------------------------------------------------------------------------------------------------------------------------
Commercial
 Agricultural                                      $109                     2.2%               $127                     3.0%
 Industrial                                       1,519                    30.8%              1,262                    30.1%
 Lodging                                             81                     1.6%                 84                     2.0%
 Multifamily                                        869                    17.6%                734                    17.6%
 Office                                           1,120                    22.7%                836                    20.0%
 Retail                                           1,047                    21.2%                918                    22.0%
 Other                                              190                     3.9%                221                     5.3%
                                               --------                 -------            --------                 -------
                    TOTAL MORTGAGE LOANS         $4,935                   100.0%             $4,182                   100.0%
                                               --------                 -------            --------                 -------

VARIABLE INTEREST ENTITIES

The Company is involved with various special purpose entities and other entities that are deemed to be VIEs primarily as a collateral manager and as an investor through normal investment activities, as well as a means of accessing capital. A VIE is an entity that either has investors that lack certain essential characteristics of a controlling financial interest or lacks sufficient funds to finance its own activities without financial support provided by other entities.

The Company performs ongoing qualitative assessments of its VIEs to determine whether the Company has a controlling financial interest in the VIE and therefore is the primary beneficiary. The Company is deemed to have a controlling financial interest when it has both the ability to direct the activities that most significantly impact the economic performance of the VIE and the obligation to absorb losses or right to receive benefits from the VIE that could potentially be significant to the VIE. Based on the Company's assessment, if it determines it is the primary beneficiary, the Company consolidates the VIE in the Company's Consolidated Financial Statements.

CONSOLIDATED VIES

The following table presents the carrying value of assets and liabilities, and the maximum exposure to loss relating to the VIEs for which the Company is the primary beneficiary. Creditors have no recourse against the Company in the event of default by these VIEs nor does the Company have any implied or unfunded commitments to these VIEs. The Company's financial or other support provided to these VIEs is limited to its investment management services and original investment.

                                                               DECEMBER 31, 2012            MAXIMUM
                                             TOTAL                   TOTAL                  EXPOSURE
                                             ASSETS             LIABILITIES (1)           TO LOSS (2)
--------------------------------------------------------------------------------------------------------
CDOs (3)                                        $89                     $88                      $7
Investment funds (4)                            132                      20                     110
Limited partnerships                              6                       3                       3
                                             ------                  ------                  ------
                                 TOTAL         $227                    $111                    $120
                                             ------                  ------                  ------

                                                              DECEMBER 31, 2011            MAXIMUM
                                             TOTAL                   TOTAL                 EXPOSURE
                                             ASSETS             LIABILITIES (1)          TO LOSS (2)
--------------------------------------  --------------------------------------------------------------
CDOs (3)                                       $491                    $474                   $25
Investment funds (4)                             --                      --                    --
Limited partnerships                              7                       3                     4
                                             ------                  ------                  ----
                                 TOTAL         $498                    $477                   $29
                                             ------                  ------                  ----

(1)  Included in other liabilities in the Company's Consolidated Balance Sheets.

(2) The maximum exposure to loss represents the maximum loss amount that the Company could recognize as a reduction in net investment income or as a realized capital loss and is the cost basis of the Company's investment.

(3) Total assets included in fixed maturities, AFS in the Company's Consolidated Balance Sheets.

(4) Total assets included in fixed maturities, FVO in the Company's Consolidated Balances Sheets.

CDOs represent structured investment vehicles for which the Company has a controlling financial interest as it provides collateral management services, earns a fee for those services and also holds investments in the securities issued by these vehicles. Investment funds represents wholly-owned fixed income funds established in 2012 for which the Company has exclusive management and control including management of investment securities which is the activity that most significantly impacts its economic performance. Limited partnerships represent one hedge fund for which the Company holds a majority interest in the fund as an investment.

In 2012, the Company disposed of substantially all of its interest in a consolidated VIE. Upon disposition, the Company determined that it was no longer the primary beneficiary of the VIE. Therefore, the investment was deconsolidated as of the disposition date in the fourth quarter of 2012. The deconsolidation of the VIE resulted in a decrease in assets of $344, liabilities of $319, and a maximum exposure to loss of $6 at the time of disposal. The deconsolidation did not have a significant impact on the Company's results from operations.

NON-CONSOLIDATED VIES

The Company does not hold any investments issued by VIEs for which the Company is not the primary beneficiary as of December 31, 2012 and 2011. In addition, the Company, through normal investment activities, makes passive investments in structured securities issued by VIEs for which the Company is not the manager which are included in ABS, CDOs, CMBS and RMBS in the Available-for-Sale Securities table and fixed maturities, FVO, in the Company's Consolidated Balance Sheets. The Company has not provided financial or other support with respect to these investments other than its original investment. For these investments, the Company determined it is not the primary beneficiary due to the relative size of the Company's investment in comparison to the principal amount of the structured securities issued by the VIEs, the level of credit subordination which reduces the Company's obligation to absorb losses or right to receive benefits and the Company's inability to direct the activities that most significantly impact the economic performance of the VIEs. The Company's maximum exposure to loss on these investments is limited to the amount of the Company's investment.

EQUITY METHOD INVESTMENTS

The Company has investments in limited partnerships and other alternative investments which include hedge funds, mortgage and real estate funds, mezzanine debt funds, and private equity and other funds (collectively, "limited partnerships"). These investments are accounted for under the equity method and the Company's maximum exposure to loss as of December 31, 2012 is limited to the total carrying value of $1.4 billion. In addition, the Company has outstanding commitments totaling approximately $269, to fund limited partnership and other alternative investments as of December 31, 2012. The Company's investments in limited partnerships are generally of a passive nature in that the Company does not take an active role in the management of the limited partnerships. In 2012, aggregate investment income (losses) from limited partnerships and other alternative investments exceeded 10% of the Company's pre-tax consolidated net income. Accordingly, the Company is disclosing aggregated summarized financial data for the Company's limited partnership investments. This aggregated summarized financial data does not represent the Company's proportionate share of limited partnership assets or earnings. Aggregate total assets of the limited partnerships in which the Company invested totaled $75.3 billion and $75.7 billion as of December 31, 2012 and 2011, respectively. Aggregate total liabilities of the limited partnerships in which the Company invested totaled $9.6 billion and $13.8 billion as of December 31, 2012 and 2011, respectively. Aggregate net investment income (loss) of the limited partnerships in which the Company invested totaled $0.9 billion, $1.2 billion and $927 for the periods ended December 31, 2012, 2011 and 2010, respectively. Aggregate net income
(loss) of the limited partnerships in which the Company invested totaled $6.5 billion, $8.1 billion, and $9.7 billion for the periods ended December 31, 2012, 2011 and 2010, respectively. As of, and for the period ended, December 31, 2012, the aggregated summarized financial data reflects the latest available financial information.

REPURCHASE AGREEMENTS AND DOLLAR ROLL AGREEMENTS

The Company enters into repurchase agreements and dollar roll transactions to earn incremental income. A repurchase agreement is a transaction in which one party (transferor) agrees to sell securities to another party (transferee) in return for cash (or securities), with a simultaneous agreement to repurchase the same securities at a specified price at a later date. A dollar roll is a type of repurchase transaction where a mortgage backed security is sold with an agreement to repurchase substantially the same security at specified time in the future. These transactions are generally short-term in nature, and therefore, the carrying amounts of these instruments approximate fair value.

As part of repurchase agreements and dollar roll transactions, the Company transfers U.S. government and government agency securities and receives cash. For the repurchase agreements, the Company obtains collateral in an amount equal to at least 95% of the fair value of the securities transferred, and the agreements with third parties contain contractual provisions to allow for additional collateral to be obtained when necessary. The cash received from the repurchase program is typically invested in short-term investments or fixed maturities. The Company accounts for the repurchase agreements and dollar roll transactions as collateralized borrowings. The securities transferred under repurchase agreements and dollar roll transactions are included in fixed maturities, available-for-sale with the obligation to repurchase those securities recorded in Other Liabilities on the Company's Consolidated Balance Sheets. The fair value of the securities transferred was $1.6 billion with a corresponding agreement to repurchase $1.6 billion as of December 31, 2012. Securities sold under agreement to repurchase were $1.6 billion as of December 31, 2012.

DERIVATIVE INSTRUMENTS

The Company utilizes a variety of over-the-counter and exchange traded derivative instruments as a part of its overall risk management strategy, as well as to enter into replication transactions. Derivative instruments are used to manage risk associated with interest rate, equity market, credit spread, issuer default, price, and currency exchange rate risk or volatility. Replication transactions are used as an economical means to synthetically replicate the characteristics and performance of assets that would be permissible investments under the Company's investment policies. The Company also purchases and issues financial instruments and products that either are accounted for as free-standing derivatives, such as certain reinsurance contracts, or may contain features that are deemed to be embedded derivative instruments, such as the GMWB rider included with certain variable annuity products.

STRATEGIES THAT QUALIFY FOR HEDGE ACCOUNTING

Certain derivatives the Company enters into satisfy the hedge accounting requirements as outlined in Note 1 - Basis of Presentation and Significant Accounting Policies of Notes to Consolidated Financial Statements. Typically, these hedge relationships include interest rate and foreign currency swaps where the terms or expected cash flows of the securities closely match the "pay" leg terms of the swap. The swaps are typically used to manage interest rate duration of certain fixed maturity securities, or liability contracts, or convert securities ,or liabilities denominated in a foreign currency to US dollars. The hedge strategies by hedge accounting designation include:

CASH FLOW HEDGES

Interest rate swaps are predominantly used to manage portfolio duration and better match cash receipts from assets with cash disbursements required to fund liabilities. These derivatives convert interest receipts on floating-rate fixed maturity securities or interest payments on floating-rate guaranteed investment contracts to fixed rates. The Company also enters into forward starting swap agreements primarily to hedge interest rate risk inherent in the assumptions used to price certain liabilities.

Foreign currency swaps are used to convert foreign currency-denominated cash flows related to certain investment receipts and liability payments to U.S. dollars in order to reduce cash flow fluctuations due to changes in currency rates.

FAIR VALUE HEDGES

Interest rate swaps are used to hedge the changes in fair value of certain fixed rate liabilities and fixed maturity securities due to fluctuations in interest rates. Foreign currency swaps are used to hedge the changes in fair value of certain foreign currency-denominated fixed rate liabilities due to changes in foreign currency rates by swapping the fixed foreign payments to floating rate U.S. dollar denominated payments.

NON-QUALIFYING STRATEGIES

Derivative relationships that do not qualify for hedge accounting or "non-qualifying strategies" primarily include the hedge programs for our U.S. and international variable annuity products, as well as the hedging and replication strategies through the use of credit default swaps. In addition, hedges of interest rate and foreign currency risk of certain fixed maturities and liabilities do not qualify for hedge accounting. These non-qualifying strategies include:

INTEREST RATE SWAPS, SWAPTIONS, CAPS, FLOORS, AND FUTURES

The Company uses interest rate swaps, swaptions, caps, floors, and futures to manage duration between assets and liabilities in certain investment portfolios. In addition, the Company enters into interest rate swaps to terminate existing swaps, thereby offsetting the changes in value of the original swap. As of December 31, 2012 and 2011, the notional amount of interest rate swaps in offsetting relationships was $5.1 billion.

FOREIGN CURRENCY SWAPS AND FORWARDS

The Company enters into foreign currency swaps and forwards to convert the foreign currency exposures of certain foreign currency-denominated fixed maturity investments to U.S. dollars.

JAPAN 3WIN FOREIGN CURRENCY SWAPS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

JAPANESE FIXED ANNUITY HEDGING INSTRUMENTS

Prior to the second quarter of 2009, the Company offered a yen denominated fixed annuity product through a wholly-owned Japanese subsidiary and reinsured to a wholly-owned U.S. subsidiary. The U.S. subsidiary invests in U.S. dollar denominated securities to support the yen denominated fixed liability payments and entered into currency rate swaps to hedge the foreign currency exchange rate and yen interest rate exposures that exist as a result of U.S. dollar assets backing the yen denominated liability.

CREDIT DERIVATIVES

Credit default swaps are used to purchase credit protection on an individual entity or referenced index to economically hedge against default risk and credit-related changes in value on fixed maturity securities. Credit default swaps are also used to assume credit risk related to an individual entity, referenced index, or asset pool, as a part of replication transactions. These contracts require the Company to pay or receive a periodic fee in exchange for compensation from the counterparty should the referenced security issuers experience a credit event, as defined in the contract. The Company is also exposed to credit risk related to credit derivatives embedded within certain fixed maturity securities. These securities are primarily comprised of structured securities that contain credit derivatives that reference a standard index of corporate securities. In addition, the Company enters into credit default swaps to terminate existing credit default swaps, thereby offsetting the changes in value of the original swap going forward.

EQUITY INDEX SWAPS AND OPTIONS

The Company formerly offered certain equity indexed products, which may contain an embedded derivative that requires bifurcation. The Company enters into S&P index swaps and options to economically hedge the equity volatility risk associated with these embedded derivatives. The Company also enters into equity index options and futures with the purpose of hedging the impact of an adverse equity market environment on the investment portfolio.

U.S GMWB DERIVATIVES, NET

The Company formerly offered certain variable annuity products with GMWB riders in the U.S. The GMWB product is a bifurcated embedded derivative ("U.S. GMWB product derivative") that has a notional value equal to the GRB. The Company uses reinsurance contracts to transfer a portion of its risk of loss due to U.S GMWB. The reinsurance contracts covering U.S. GMWB ("U.S. GMWB reinsurance contracts") are accounted for as free-standing derivatives with a notional amount equal to the GRB amount.

The Company utilizes derivatives (" U.S. GMWB hedging derivatives") as part of an actively managed program designed to hedge a portion of the capital market risk exposures of the un-reinsured GMWB due to changes in interest rates, equity market levels, and equity volatility. These derivatives include customized swaps, interest rate swaps and futures, and equity swaps, options, and futures, on certain indices including the S&P 500 index, EAFE index, and NASDAQ index. The following table represents notional and fair value for U.S. GMWB hedging instruments.

                                                   NOTIONAL AMOUNT                                   FAIR VALUE
                                       DECEMBER 31,              DECEMBER 31,          DECEMBER 31,              DECEMBER 31,
                                           2012                      2011                  2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Customized swaps                            $7,787                    $8,389                $238                       $385
Equity swaps, options, and futures           5,130                     5,320                 267                        498
Interest rate swaps and futures              5,705                     2,697                  67                         11
                                         ---------                 ---------              ------                     ------
                             TOTAL         $18,622                   $16,406                $572                       $894
                                         ---------                 ---------              ------                     ------

U.S. MACRO HEDGE PROGRAM

The Company utilizes equity options and futures contracts to partially hedge against a decline in the equity markets and the resulting statutory surplus and capital impact primarily arising from GMDB and GMWB obligations. The following table represents notional and fair value for the U.S. macro hedge program.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,             DECEMBER 31,        DECEMBER 31,             DECEMBER 31,
                                                2012                     2011                2012                     2011
---------------------------------------------------------------------------------------------------------------------------------
Equity futures                                    $ --                      $59               $ --                     $ --
Equity options                                   7,442                    6,760                286                      357
                                              --------                 --------             ------                   ------
                                  TOTAL         $7,442                   $6,819               $286                     $357
                                              --------                 --------             ------                   ------

INTERNATIONAL PROGRAM

The Company formerly offered certain variable annuity products in the U.K. and Japan with GMWB or GMAB riders, which are bifurcated embedded derivatives ("International program product derivatives"). The GMWB provides the policyholder with a GRB if the account value is reduced to zero through a combination of market declines and withdrawals. The GRB is generally equal to premiums less withdrawals. Certain contract provisions can increase the GRB at contract holder election or after the passage of time. The GMAB provides the policyholder with their initial deposit in a lump sum after a specified waiting period. The notional amount of the International program product derivatives are the foreign currency denominated GRBs converted to U.S. dollars at the current foreign spot exchange rate as of the reporting period date.

The Company enters into derivative contracts ("International program hedging instruments") to hedge a portion of the capital market risk exposures associated with the guaranteed benefits associated with the international variable annuity contracts. The hedging derivatives are comprised of equity futures, options, and swaps and currency forwards and options to partially hedge against a decline in the debt and equity markets or changes in foreign currency exchange rates and the resulting statutory surplus and capital impact primarily arising from GMDB, GMIB and GMWB obligations issued in the U.K. and Japan. The Company also enters into foreign currency denominated interest rate swaps and swaptions to hedge the interest rate exposure related to the potential annuitization of certain benefit obligations. The following table represents notional and fair value for the international program hedging instruments.

                                                       NOTIONAL AMOUNT                                FAIR VALUE
                                            DECEMBER 31,            DECEMBER 31,        DECEMBER 31,              DECEMBER 31,
                                                2012                    2011                2012                      2011
---------------------------------------------------------------------------------------------------------------------------------
Credit derivatives                                  350                      --                 28                       --
Currency forwards (1)                             9,327                   8,622                (87)                     446
Currency options                                  9,710                   7,038                (49)                      72
Equity futures                                    1,206                   2,691                 --                       --
Equity options                                    2,621                   1,120               (105)                      (3)
Equity swaps                                      2,683                     392                (12)                      (8)
Customized swaps                                    899                      --                (11)                      --
Interest rate futures                               634                     739                 --                       --
Interest rate swaps and swaptions                21,018                   8,117                131                       35
                                              ---------               ---------            -------                   ------
                                   TOTAL        $48,448                 $28,719              $(105)                    $542
                                              ---------               ---------            -------                   ------

(1) As of December 31, 2012 and 2011 net notional amounts are $0.1 billion and $7.2 billion, respectively, which include $4.7 billion and $7.9 billion, respectively, related to long positions and $4.6 billion and $0.7 billion, respectively, related to short positions.

GMAB, GMWB AND GMIB REINSURANCE CONTRACTS

The Company reinsured the GMAB, GMWB, and GMIB embedded derivatives for host variable annuity contracts written by HLIKK. The reinsurance contracts are accounted for as free-standing derivative contracts. The notional amount of the reinsurance contracts is the yen denominated GRB balance value converted at the period-end yen to U.S. dollar foreign spot exchange rate. For further information on this transaction, refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

COINSURANCE AND MODIFIED COINSURANCE REINSURANCE CONTRACTS

During 2010, a subsidiary entered into a coinsurance with funds withheld and modified coinsurance reinsurance agreement with an affiliated captive reinsurer, which creates an embedded derivative. In addition, provisions of this agreement include reinsurance to cede a portion of direct written U.S. GMWB riders, which is accounted for as an embedded derivative. Additional provisions of this agreement cede variable annuity contract GMAB, GMWB and GMIB riders reinsured by the Company that have been assumed from HLIKK and is accounted for as a free-standing derivative. For further information on this transaction, refer to
Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

DERIVATIVE BALANCE SHEET CLASSIFICATION

The table below summarizes the balance sheet classification of the Company's derivative related fair value amounts, as well as the gross asset and liability fair value amounts. The fair value amounts presented do not include income accruals or cash collateral held amounts, which are netted with derivative fair value amounts to determine balance sheet presentation. Derivatives in the Company's separate accounts are not included because the associated gains and losses accrue directly to policyholders. The Company's derivative instruments are held for risk management purposes, unless otherwise noted in the table below. The notional amount of derivative contracts represents the basis upon which pay or receive amounts are calculated and is presented in the table to quantify the volume of the Company's derivative activity. Notional amounts are not necessarily reflective of credit risk.


                                                         NET DERIVATIVES
                                           NOTIONAL AMOUNT                 FAIR VALUE
                                       DEC 31,         DEC 31,        DEC 31,       DEC 31,
                                        2012            2011           2012          2011
------------------------------------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                     $3,863          $6,339          $167          $276
 Foreign currency swaps                     163             229           (17)           (5)
                                      ---------       ---------       -------       -------
              TOTAL CASH FLOW HEDGES      4,026           6,568           150           271
                                      ---------       ---------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                        753           1,007           (55)          (78)
 Foreign currency swaps                      40             677            16           (39)
                                      ---------       ---------       -------       -------
             TOTAL FAIR VALUE HEDGES        793           1,684           (39)         (117)
                                      ---------       ---------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures             13,432           6,252          (363)         (435)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                 182             208            (9)          (10)
  Japan 3Win foreign currency swaps       1,816           2,054          (127)          184
  Japanese fixed annuity hedging
   instruments                            1,652           1,945           224           514
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                      1,539           1,134            (5)           23
  Credit derivatives that assume
   credit risk (1)                        1,981           2,212            (8)         (545)
  Credit derivatives in offsetting
   positions                              5,341           5,020           (22)          (43)
 EQUITY CONTRACTS
  Equity index swaps and options            791           1,433            35            23
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)       28,868          34,569        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts         5,773           7,193           191           443
  U.S. GMWB hedging instruments          18,622          16,406           572           894
  U.S. macro hedge program                7,442           6,819           286           357
  International program product
   derivatives (2)                        1,876           2,009           (42)          (30)
  International program hedging
   instruments                           48,448          28,719          (105)          542
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                             18,287          21,627        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts     44,985          50,756           890         2,630
                                      ---------       ---------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES    201,035         188,356        (1,559)       (1,198)
                                      ---------       ---------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                       $416            $416          $(20)         $(45)
 Other investments                       37,809          51,231           581         1,971
 Other liabilities                       67,765          28,717            38          (254)
 Consumer notes                              26              35            (2)           (4)
 Reinsurance recoverable                 47,430          55,140         1,081         3,073
 Other policyholder funds and
  benefits payable                       52,408          61,069        (3,126)       (5,785)
                                      ---------       ---------       -------       -------
                   TOTAL DERIVATIVES   $205,854        $196,608       $(1,448)      $(1,044)
                                      ---------       ---------       -------       -------

                                                       ASSET                         LIABILITY
                                                    DERIVATIVES                     DERIVATIVES
                                                    FAIR VALUE                      FAIR VALUE
                                          DEC 31,                DEC 31,       DEC 31,       DEC 31,
                                            2012                   2011         2012          2011
------------------------------------  -------------------------------------------------------------------
HEDGE DESIGNATION/ DERIVATIVE TYPE
CASH FLOW HEDGES
 Interest rate swaps                         $167                   $276          $ --          $ --
 Foreign currency swaps                         3                     17           (20)          (22)
                                           ------                 ------       -------       -------
              TOTAL CASH FLOW HEDGES          170                    293           (20)          (22)
                                           ------                 ------       -------       -------
FAIR VALUE HEDGES
 Interest rate swaps                           --                     --           (55)          (78)
 Foreign currency swaps                        16                     64            --          (103)
                                           ------                 ------       -------       -------
             TOTAL FAIR VALUE HEDGES           16                     64           (55)         (181)
                                           ------                 ------       -------       -------
NON-QUALIFYING STRATEGIES
 INTEREST RATE CONTRACTS
  Interest rate swaps, swaptions,
   caps, floors, and futures                  436                    417          (799)         (852)
 FOREIGN EXCHANGE CONTRACTS
  Foreign currency swaps and
   forwards                                     5                      3           (14)          (13)
  Japan 3Win foreign currency swaps            --                    184          (127)           --
  Japanese fixed annuity hedging
   instruments                                228                    540            (4)          (26)
 CREDIT CONTRACTS
  Credit derivatives that purchase
   credit protection                            3                     35            (8)          (12)
  Credit derivatives that assume
   credit risk (1)                             17                      2           (25)         (547)
  Credit derivatives in offsetting
   positions                                   56                    101           (78)         (144)
 EQUITY CONTRACTS
  Equity index swaps and options               45                     36           (10)          (13)
 VARIABLE ANNUITY HEDGE PROGRAM
  U.S. GMWB product derivative (2)             --                     --        (1,249)       (2,538)
  U.S. GMWB reinsurance contracts             191                    443            --            --
  U.S. GMWB hedging instruments               743                  1,022          (171)         (128)
  U.S. macro hedge program                    356                    357           (70)           --
  International program product
   derivatives (2)                             --                     --           (42)          (30)
  International program hedging
   instruments                                657                    672          (762)         (130)
 OTHER
  GMAB, GMWB, and GMIB reinsurance
   contracts                                   --                     --        (1,827)       (3,207)
  Coinsurance and modified
   coinsurance reinsurance contracts        1,566                  2,901          (676)         (271)
                                           ------                 ------       -------       -------
     TOTAL NON-QUALIFYING STRATEGIES        4,303                  6,713        (5,862)       (7,911)
                                           ------                 ------       -------       -------
  TOTAL CASH FLOW HEDGES, FAIR VALUE
        HEDGES, AND NON - QUALIFYING
                          STRATEGIES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------
BALANCE SHEET LOCATION
 Fixed maturities,
  available-for-sale                         $ --                   $ --          $(20)         $(45)
 Other investments                          1,049                  2,745          (468)         (774)
 Other liabilities                          1,683                    981        (1,645)       (1,235)
 Consumer notes                                --                     --            (2)           (4)
 Reinsurance recoverable                    1,757                  3,344          (676)         (271)
 Other policyholder funds and
  benefits payable                             --                     --        (3,126)       (5,785)
                                           ------                 ------       -------       -------
                   TOTAL DERIVATIVES       $4,489                 $7,070       $(5,937)      $(8,114)
                                           ------                 ------       -------       -------

(1) The derivative instruments related to this strategy are held for other investment purposes.

(2) These derivatives are embedded within liabilities and are not held for risk management purposes.

CHANGE IN NOTIONAL AMOUNT

The net increase in notional amount of derivatives since December 31, 2011, was primarily due to the following:

- The $48.4 billion notional amount related to the international program hedging instruments as of December 31, 2012, consisted of $43.8 billion of long positions and $4.6 billion of offsetting short positions, resulting in a net notional amount of $39.2 billion. The $28.7 billion notional amount as of December 31, 2011, consisted of $28.0 billion of long positions and $0.7 billion of offsetting short positions, resulting in a net notional amount of $27.3 billion. The increase in net notional of $11.9 billion primarily resulted from the Company increasing its hedging of interest rate exposure.

CHANGE IN FAIR VALUE

The decline in the total fair value of derivative instruments since December 31, 2011, was primarily related to the following:

- The fair value related to the international program hedging instruments decreased as a result of the improvement in global equity markets and the depreciation of the Japanese yen in relation to the euro and the U.S. dollar

- The fair value related to the Japanese fixed annuity hedging instruments and Japan 3Win foreign currency swaps decreased primarily due to the strengthening of the currency basis swap spread between U.S. dollar and Japanese yen, a decline in U.S. interest rates, and depreciation of the Japanese yen in relation to the U.S. dollar.

- The increase in fair value related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily due to a liability model assumption update, outperformance of the underlying actively managed funds as compared to their respective indices and lower equity market volatility.

- The increase in fair value related to credit derivatives that assume credit risk was primarily due to credit spread tightening and to the disposition of substantially all of the Company's interest in a consolidated VIE that contained a credit derivative. For more information on the disposition, see the Variable Interest Entity section of this footnote.

- GMAB, GMWB and GMIB reinsurance contracts represent the guarantees that are internally reinsured from HLIKK. The fair value of these liabilities has improved as a result of a sustained recovery in the equity markets, exchange rates, interest rates and volatility. For a discussion related to the reinsurance agreement refer to Note 16 --Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The Coinsurance and modified coinsurance reinsurance contracts represents U.S. and International guarantees that are ceded to an affiliate. The primary driver of the decline in the fair value of these derivatives is a result of changes in the unrealized gains/losses of the underlying portfolios associated with these contract. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

CASH FLOW HEDGES

For derivative instruments that are designated and qualify as cash flow hedges, the effective portion of the gain or loss on the derivative is reported as a component of OCI and reclassified into earnings in the same period or periods during which the hedged transaction affects earnings. Gains and losses on the derivative representing hedge ineffectiveness are recognized in current earnings. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The following table presents the components of the gain or loss on derivatives that qualify as cash flow hedges:

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                   NET REALIZED CAPITAL GAINS (LOSSES)
                                    GAIN (LOSS) RECOGNIZED IN OCI                        RECOGNIZED IN INCOME ON
                                  ON DERIVATIVE (EFFECTIVE PORTION)                  DERIVATIVE (INEFFECTIVE PORTION)
                                   2012              2011         2010        2012                 2011                 2010
---------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                  $26              $245         $232       $ --                  $(2)                  $2
Foreign currency swaps               (18)               (5)           3         --                   --                   (1)
                                   -----            ------       ------       ----                 ----                 ----
                       TOTAL          $8              $240         $235       $ --                  $(2)                  $1
                                   -----            ------       ------       ----                 ----                 ----

                 DERIVATIVES IN CASH FLOW HEDGING RELATIONSHIPS

                                                                                         GAIN (LOSS) RECLASSIFIED FROM AOCI
                                                                                          INTO INCOME (EFFECTIVE PORTION)
                                                                                   2012             2011                 2010
----------------------------------------------------------------------------------------------------------------------------------
Interest rate swaps                           Net realized capital gains (losses)    $85              $6                   $5
Interest rate swaps                                  Net investment income (loss)     97              77                   56
Foreign currency swaps                        Net realized capital gains (losses)     (4)             (1)                  (7)
                                                                                  ------            ----                 ----
                                                                           TOTAL    $178             $82                  $54
                                                                                  ------            ----                 ----

As of December 31, 2012, the before-tax deferred net gains on derivative instruments recorded in AOCI that are expected to be reclassified to earnings during the next twelve months are $140. This expectation is based on the anticipated interest payments on hedged investments in fixed maturity securities that will occur over the next twelve months, at which time the Company will recognize the deferred net gains (losses) as an adjustment to interest income over the term of the investment cash flows. Also included are deferred gains related to cash flow hedges associated with fixed-rate bonds sold as part of the Retirement Plans and Individual Life business dispositions completed January 1, 2013 and January 2, 2013, respectively. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

During the year ended December 31, 2012, the before-tax deferred net gains on derivative instruments reclassified from AOCI to earnings totaled $91. This primarily resulted from the discontinuance of cash flow hedges due to forecasted transactions no longer probable of occurring associated with variable rate bonds sold as part of the Individual and Retirement Plans business dispositions. For further information on the business dispositions, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. For the years ended December 31, 2011 and 2010, the Company had no and less than $1 of net reclassifications, respectively, from AOCI to earnings resulting from the discontinuance of cash-flow hedges due to forecasted transactions that were no longer probable of occurring.

FAIR VALUE HEDGES

For derivative instruments that are designated and qualify as a fair value hedge, the gain or loss on the derivative, as well as the offsetting loss or gain on the hedged item attributable to the hedged risk are recognized in current earnings. The Company includes the gain or loss on the derivative in the same line item as the offsetting loss or gain on the hedged item. All components of each derivative's gain or loss were included in the assessment of hedge effectiveness.

The Company recognized in income gains (losses) representing the ineffective portion of fair value hedges as follows:

                DERIVATIVES IN FAIR VALUE HEDGING RELATIONSHIPS

                                                       GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2012                                       2011
                                                         HEDGED                                     HEDGED
                                 DERIVATIVE               ITEM              DERIVATIVE               ITEM
-------------------------------------------------------------------------------------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                            $(3)                 $(3)                 $(58)                 $54
 Benefits, losses and loss
  adjustment expenses                  --                   --                    (1)                   3
Foreign currency swaps
 Net realized capital gains
  (losses)                             (7)                   7                    (1)                   1
 Benefits, losses and loss
  adjustment expenses                  (6)                   6                   (22)                  22
                                    -----                 ----                 -----                 ----
                        TOTAL        $(16)                 $10                  $(81)                 $77
                                    -----                 ----                 -----                 ----

                               GAIN (LOSS) RECOGNIZED IN INCOME (1)
                                               2010
                                                         HEDGED
                                 DERIVATIVE               ITEM
-----------------------------  ------------------------------------
Interest rate swaps
 Net realized capital gains
  (losses)                           $(44)                 $38
 Benefits, losses and loss
  adjustment expenses
Foreign currency swaps
 Net realized capital gains
  (losses)                              8                   (8)
 Benefits, losses and loss
  adjustment expenses                 (12)                  12
                                    -----                 ----
                        TOTAL        $(49)                 $45
                                    -----                 ----

(1) The amounts presented do not include the periodic net coupon settlements of the derivative or the coupon income (expense) related to the hedged item. The net of the amounts presented represents the ineffective portion of the hedge.

NON-QUALIFYING STRATEGIES

For non-qualifying strategies, including embedded derivatives that are required to be bifurcated from their host contracts and accounted for as derivatives, the gain or loss on the derivative is recognized currently in earnings within net realized capital gains (losses). The following table presents the gain or loss recognized in income on non-qualifying strategies:

                           NON-QUALIFYING STRATEGIES

       GAIN (LOSS) RECOGNIZED WITHIN NET REALIZED CAPITAL GAINS (LOSSES)

                                                     DECEMBER 31,
                                            2012           2011         2010
----------------------------------------------------------------------------------
INTEREST RATE CONTRACTS
   Interest rate swaps, caps, floors,
    and forwards                                $26          $20          $14
FOREIGN EXCHANGE CONTRACTS
   Foreign currency swaps and forwards           10            1           (3)
   Japan 3Win foreign currency swaps (1)       (300)          31          215
   Japanese fixed annuity hedging
    instruments (2)                            (178)         109          385
CREDIT CONTRACTS
   Credit derivatives that purchase
    credit protection                           (19)          (8)         (17)
   Credit derivatives that assume credit
    risk                                        204         (141)         157
EQUITY CONTRACTS
   Equity index swaps and options               (31)         (67)           5
VARIABLE ANNUITY HEDGE PROGRAM
   U.S. GMWB product derivatives              1,430         (780)         486
   U.S. GMWB reinsurance contracts             (280)         131         (102)
   U.S. GMWB hedging instruments               (631)         252         (295)
   U.S. macro hedge program                    (340)        (216)        (445)
   International program product
    derivative                                   (7)         (12)          24
   International program hedging
    instruments                              (1,160)         735          (37)
OTHER
   GMAB, GMWB, and GMIB reinsurance
    contracts                                 1,233         (326)        (769)
   Coinsurance and modified coinsurance
    reinsurance contracts                    (1,862)         373          284
                                          ---------       ------       ------
                                   TOTAL    $(1,905)        $102         $(98)
                                          ---------       ------       ------

(1) The associated liability is adjusted for changes in spot rates through realized capital gains and was $189, $(100) and $(273) for the years ended December 31, 2012, 2011 and 2010, respectively.

(2) The associated liability is adjusted for changes in spot rates through realized capital gains and losses and was $245, $(129) and $(332) for the years ended December 31, 2012, 2011, and 2010, respectively.

For the year ended December 31, 2012, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net loss associated with the international program hedging instruments was primarily driven by an improvement in global equity markets and depreciation of the Japanese yen in relation to the euro and the U.S. dollar.

- The net gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily driven by liability model assumption updates, outperformance of underlying actively managed funds compared to their respective indices, and lower equity volatility.

- The net loss on the U.S. macro hedge program was primarily due to the passage of time, an improvement in domestic equity markets, and a decrease in equity volatility.

- The net gain associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the depreciation of the Japanese yen and an improvement in equity markets.

- The net loss on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss related to the Japan 3Win foreign currency swaps and Japanese fixed annuity hedging instruments was primarily due to the depreciation of the Japanese yen in relation to the U.S. dollar, the strengthening of the currency basis swap spread between the U.S. dollar and the Japanese yen, and a decline in U.S. interest rates.

- The gain on credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

For the year ended December 31, 2011, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily comprised of the following:

- The net gain associated with the international program hedging instruments was primarily driven by strengthening of the Japanese yen, a decline in global equity markets, and a decrease in interest rates.

- The loss related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of a decrease in long-term interest rates and higher interest rate volatility.

- The net loss associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to the strengthening of the Japanese yen and a decrease in equity markets.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net loss on the U.S. macro hedge program was primarily driven by time decay and a decrease in equity market volatility since the purchase date of certain options during the fourth quarter.

For the year ended December 31, 2010, the net realized capital gain (loss) related to derivatives used in non-qualifying strategies was primarily due to the following:

- The net loss on derivatives associated with GMAB, GMWB, and GMIB reinsurance contracts, which are reinsured to an affiliated captive reinsurer, was primarily due to a decrease in Japan interest rates, an increase in Japan currency volatility and a decrease in Japan equity markets.

- The net loss associated with the U.S. macro hedge program was primarily due to a higher equity market valuation, time decay, and lower implied market volatility.

- The net gain on the Japanese fixed annuity hedging instruments was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar.

- The net gain related to the Japan 3 Win foreign currency swaps was primarily due to the strengthening of the Japanese yen in comparison to the U.S. dollar, partially offset by the decrease in U.S. long-term interest rates.

- The net gain on the coinsurance and modified coinsurance reinsurance agreement, which is accounted for as a derivative instrument, primarily offsets the net loss on GMAB, GMWB, and GMIB reinsurance contracts. For a discussion related to the reinsurance agreement refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for more information on this transaction.

- The net gain associated with credit derivatives that assume credit risk as a part of replication transactions resulted from credit spread tightening.

- The gain related to the combined GMWB hedging program, which includes the GMWB product, reinsurance, and hedging derivatives, was primarily a result of liability model assumption updates during third quarter, lower implied market volatility, and outperformance of the underlying actively managed funds as compared to their respective indices, partially offset by a general decrease in long-term interest rates and rising equity markets.

Refer to Note 10 -- Commitments and Contingencies of Notes to Consolidated Financial Statements for additional disclosures regarding contingent credit related features in derivative agreements.

CREDIT RISK ASSUMED THROUGH CREDIT DERIVATIVES

The Company enters into credit default swaps that assume credit risk of a single entity, referenced index, or asset pool in order to synthetically replicate investment transactions. The Company will receive periodic payments based on an agreed upon rate and notional amount and will only make a payment if there is a credit event. A credit event payment will typically be equal to the notional value of the swap contract less the value of the referenced security issuer's debt obligation after the occurrence of the credit event. A credit event is generally defined as a default on contractually obligated interest or principal payments or bankruptcy of the referenced entity. The credit default swaps in which the Company assumes credit risk primarily reference investment grade single corporate issuers and baskets, which include standard and customized diversified portfolios of corporate issuers. The diversified portfolios of corporate issuers are established within sector concentration limits and may be divided into tranches that possess different credit ratings.

The following tables present the notional amount, fair value, weighted average years to maturity, underlying referenced credit obligation type and average credit ratings, and offsetting notional amounts and fair value for credit derivatives in which the Company is assuming credit risk as of December 31, 2012 and 2011.
                            AS OF DECEMBER 31, 2012

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL           FAIR            YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)         VALUE            MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,787             $8              3 years
 Below investment grade risk
  exposure                             114               (1)           1 year
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,074               11           2 years
 Investment grade risk
  exposure                             237              (12)          4 years
 Below investment grade risk
  exposure                             115              (27)          4 years
Embedded credit derivatives
 Investment grade risk
  exposure                             325              296           4 years
                                    ------            -----           --------
                        TOTAL       $4,652             $275
                                    ------            -----           --------


                                       UNDERLYING REFERENCEDRAGE          OFFSETTING
CREDIT DERIVATIVE TYPE BY             CREDIT OBLIGATION(S)C(1)IT           NOTIONAL        OFFSETTING
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)     FAIR VALUE (3)
-----------------------------  ------------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A                $878              $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114               (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,326               (6)
 Investment grade risk
  exposure                       CMBS Credit                A                  238               12
 Below investment grade risk
  exposure                       CMBS Credit                B+                 115               27
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --               --
                               ---------------            ------            ------             ----
                        TOTAL                                               $2,671              $11
                               ---------------            ------            ------             ----

                            AS OF DECEMBER 31, 2011

                                                                      WEIGHTED
                                                                      AVERAGE
CREDIT DERIVATIVE TYPE BY          NOTIONAL                           YEARS TO
DERIVATIVE RISK EXPOSURE          AMOUNT (2)       FAIR VALUE         MATURITY
-----------------------------------------------------------------------------------
Single name credit default
 swaps
 Investment grade risk
  exposure                          $1,067            $(18     )      3 years
 Below investment grade risk
  exposure                             125               (7)          2 years
Basket credit default swaps
 (4)
 Investment grade risk
  exposure                           2,375              (71)          3 years
 Investment grade risk
  exposure                             353              (63)          5 years
 Below investment grade risk
  exposure                             477             (441)          3 years
Embedded credit derivatives
 Investment grade risk
  exposure                              25               24           3 years
 Below investment grade risk
  exposure                             300              245           5 years
                                    ------            -----           --------
                        TOTAL       $4,722            $(331)
                                    ------            -----           --------

                                       UNDERLYING REFERENCED
                                      CREDIT OBLIGATION(S) (1)

                                                         AVERAGE          OFFSETTING      OFFSETTING
CREDIT DERIVATIVE TYPE BY                                 CREDIT           NOTIONAL          FAIR
DERIVATIVE RISK EXPOSURE            TYPE                  RATING          AMOUNT (3)       VALUE (3)
-----------------------------  -----------------------------------------------------------------------
Single name credit default
 swaps
                                  Corporate
 Investment grade risk             Credit/
  exposure                      Foreign Gov.                A+               $915             $(19    )
 Below investment grade risk      Corporate
  exposure                         Credit                   B+                 114              (3)
Basket credit default swaps
 (4)
 Investment grade risk            Corporate
  exposure                         Credit                  BBB+              1,128              17
 Investment grade risk
  exposure                       CMBS Credit               BBB+                353              62
 Below investment grade risk      Corporate
  exposure                         Credit                  BBB+                 --              --
Embedded credit derivatives
 Investment grade risk            Corporate
  exposure                         Credit                  BBB-                 --              --
 Below investment grade risk      Corporate
  exposure                         Credit                  BB+                  --              --
                               ---------------            ------            ------            ----
                        TOTAL                                               $2,510             $57
                               ---------------            ------            ------            ----

(1) The average credit ratings are based on availability and the midpoint of the applicable ratings among Moody's, S&P, and Fitch. If no rating is available from a rating agency, then an internally developed rating is used.

(2) Notional amount is equal to the maximum potential future loss amount. There is no specific collateral related to these contracts or recourse provisions included in the contracts to offset losses.

(3) The Company has entered into offsetting credit default swaps to terminate certain existing credit default swaps, thereby offsetting the future changes in value of, or losses paid related to, the original swap.

(4) Includes $2.4 billion and $2.7 billion as of December 31, 2012 and 2011, respectively, of standard market indices of diversified portfolios of corporate issuers referenced through credit default swaps. These swaps are subsequently valued based upon the observable standard market index. As of December 31, 2012 the Company did not hold customized diversified portfolios of corporate issuers referenced through credit default swaps. As of December 31, 2011 the Company held $478 of customized diversified portfolios of corporate issuers referenced through credit default swaps.

COLLATERAL ARRANGEMENTS

The Company enters into various collateral arrangements in connection with its derivative instruments, which require both the pledging and accepting of collateral. As of December 31, 2012 and 2011, collateral pledged having a fair value of $370 and $762, respectively, was included in fixed maturities, AFS, in the Consolidated Balance Sheets.

The following table presents the classification and carrying amount of derivative instruments collateral pledged.

                                              DECEMBER 31,          DECEMBER 31,
                                                  2012                  2011
------------------------------------------------------------------------------------
Fixed maturities, AFS                              $370                  $762
Short-term investments                              179                   148
                                                 ------                ------
                TOTAL COLLATERAL PLEDGED           $549                  $910
                                                 ------                ------

As of December 31, 2012 and 2011, the Company had accepted collateral with a fair value of $2.7 billion and $2.4 billion, respectively, of which $2.2 billion and $1.9 billion, respectively, was cash collateral which was invested and recorded in the Consolidated Balance Sheets in fixed maturities and short-term investments with corresponding amount recorded in other assets and other liabilities. Included in the $2.2 billion of cash collateral, as of December 31, 2012, was $1.6 billion which relates to repurchase agreements and dollar roll transactions. The Company is only permitted by contract to sell or repledge the noncash collateral in the event of a default by the counterparty. As of December 31, 2012 and 2011, noncash collateral accepted was held in separate custodial accounts and was not included in the Company's Consolidated Balance Sheets.

SECURITIES ON DEPOSIT WITH STATES

The Company is required by law to deposit securities with government agencies in states where it conducts business. As of December 31, 2012 and 2011, the fair value of securities on deposit was approximately $14 and $14, respectively.

5. REINSURANCE

Insurance recoveries on ceded reinsurance agreements, which reduce death and other benefits, were $302, $252, and $324 for the years ended December 31, 2012, 2011, and 2010, respectively. The Company reinsures 31% of GMDB, as well as a portion of GMWB, on contracts issued prior to July 2007, offered in connection with its variable annuity contracts. The Company maintains reinsurance agreements with HLA, whereby the Company cedes both group life and group accident and health risk. Under these treaties, the Company ceded group life premium of $94, $106, and $129 in 2012, 2011, and 2010, respectively, and accident and health premium of $177, $191, and $205, respectively, to HLA. A subsidiary of the Company, Hartford Life and Annuity Insurance Company ("HLAI") has a modified coinsurance ("modco") and coinsurance with funds withheld reinsurance agreement with an affiliated captive reinsurer, White River Life Reinsurance ("WRR"). Under this transaction, the Company ceded $67, $71, and $56 in 2012, 2011, and 2010, respectively. Refer to Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements for further information.

Net fee income, earned premiums and other were comprised of the following:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
Gross fee income, earned premiums and
 other                                           $3,776                   $4,187                   $4,176
Reinsurance assumed                                   8                       13                       69
Reinsurance ceded                                  (698)                    (733)                    (759)
                                               --------                 --------                 --------
     NET FEE INCOME, EARNED PREMIUMS AND
                                   OTHER         $3,086                   $3,467                   $3,486
                                               --------                 --------                 --------

6. DEFERRED POLICY ACQUISITION COSTS AND PRESENT VALUE OF FUTURE PROFITS

Changes in the DAC balance are as follows:

                                                            FOR THE YEARS ENDED DECEMBER 31,
                                          2012                            2011                     2010
--------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                    $ 3,448                  $ 3,694                  $ 4,341
Deferred costs                                      329                      381                      381
Amortization -- DAC                                (280)                    (290)                    (244)
Amortization -- Unlock benefit (charge),
 pre-tax                                            (44)                    (137)                     134
Amortization -- DAC from discontinued
 operations                                         (35)                     (47)                     (68)
Adjustments to unrealized gains and
 losses on securities available-
 for-sale and other (1), (2)                       (346)                    (154)                    (848)
Effect of currency translation                       --                        1                       (9)
Cumulative effect of accounting change,
 pre-tax (3)                                         --                       --                        7
                                               --------                 --------                 --------
BALANCE, END OF PERIOD (4)                       $3,072                   $3,448                   $3,694
                                               --------                 --------                 --------

(1) Primarily represents the effect of declining interest rates, resulting in unrealized gains on securities classified in AOCI.

(2) Other includes a $16 reduction of the DAC asset as a result of the sale of assets used to administer the Company's PPLI business in 2012. The reduction is directly attributable to this transaction as it results in lower future estimated gross profits than originally estimated on these products. For further information regarding this transaction see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements. Other also includes a $34 reduction of the DAC asset as a result of the sale of Hartford Investment Canada Corporation in 2010.

(3) For the year ended December 31, 2010 the effect of adopting new accounting guidance for embedded credit derivatives resulted in a decrease to retained earnings and, as a result, a DAC benefit. In addition, an offsetting amount was recorded in unrealized losses as unrealized losses decreased upon adoption of the new accounting guidance.

(4) For further information, see Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

As of December 31, 2012, estimated future net amortization expense of present value of future profits for the succeeding five years is $22, $6, $6, $6 and $5 in 2013, 2014, 2015, 2016 and 2017 respectively. Future net amortization expense as of December 31, 2012 reflects the estimated impact of the business disposition transactions discussed in Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

7. GOODWILL

The reporting units of the Company for which goodwill has been allocated include Mutual Funds, Retirement Plans and Individual Life.

YEAR ENDED DECEMBER 31, 2012

During the fourth quarter of 2012, the Company wrote off $159 of goodwill associated with the Mutual Funds reporting unit including goodwill of $10 due to the sale of Woodbury Financial Services and $149 of remaining goodwill as a result of the Mutual Funds reorganization. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 18 -- Discontinued Operations of Notes to Consolidated Financial Statements.

During the first quarter of 2012, the Company determined that a triggering event requiring an interim impairment assessment had occurred as a result of its decision to pursue sales or other strategic alternatives for the Retirement Plans and Individual Life reporting units.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Retirement Plans reporting unit which resulted in no impairment of goodwill. The annual goodwill assessment for Retirement Plans was completed as of October 31, 2012 and an additional impairment test was completed as of December 31, 2012 as a result of the anticipated sale of this business unit. No write-down of goodwill resulted for the year ended December 31, 2012. Retirement Plans passed step one of the goodwill impairment tests with a margin of less than 10% between fair value and book value of the reporting unit as of both dates. The fair value of the Retirement Plans reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Retirement Plans reporting unit was $87 as of December 31, 2012 and December 31, 2011.

The Company completed interim impairment tests during each of the first three quarters of 2012 for the Individual Life reporting unit which resulted in no impairment of goodwill as the Company anticipated a gain on the sale of the Individual Life reporting unit. Upon closing the fourth quarter of 2012, the Company uncovered an error in its calculation of the transaction gain that resulted in the transaction generating a modest loss. This loss would have resulted in a goodwill impairment in the third quarter, however, this loss was recognized in the fourth quarter as it was immaterial to the respective quarter's financial statements taken as a whole. Accordingly, an impairment loss of $61 was recognized in the fourth quarter of 2012. An additional impairment test was completed for the Individual Life reporting unit as of December 31, 2012 as a result of the anticipated sale of this business unit. No additional write-down of goodwill resulted for the year ended December 31, 2012 as fair value approximated the remaining book value of the reporting unit as of December 31, 2012. The fair value of the Individual Life reporting unit as of October 31, 2012 and December 31, 2012 was based on a negotiated transaction price. The carrying amount of goodwill allocated to the Individual Life reporting unit was $163 and $224 as of December 31, 2012 and 2011, respectively.

YEAR ENDED DECEMBER 31, 2011

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2011 and October 31, 2011, which resulted in no impairment of goodwill. All reporting units passed the first step of both impairment tests with a significant margin.

YEAR ENDED DECEMBER 31, 2010

The Company completed its annual goodwill assessment for the individual reporting units on January 1, 2010, which resulted in no write-downs of goodwill in 2010. The reporting units passed the first step of their annual impairment tests with a significant margin with the exception of the Individual Life reporting unit. Individual Life completed the second step of the annual goodwill impairment test resulting in an implied goodwill value that was in excess of its carrying value. Even though the fair value of the reporting unit was lower than its carrying value, the implied level of goodwill in Individual Life exceeded the carrying amount of goodwill. In the hypothetical purchase accounting required by step two of the goodwill impairment test, the implied present value of future profits was substantially lower than that of the DAC asset removed in purchase accounting. A higher discount rate was used for calculating the present value of future profits as compared to that used for calculating the present value of estimated gross profits for DAC. As a result, in the hypothetical purchase accounting, implied goodwill exceeded the carrying amount of goodwill.

8. SEPARATE ACCOUNTS, DEATH BENEFITS AND OTHER INSURANCE BENEFIT FEATURES

Changes in the gross GMDB and UL secondary guarantee benefits are as follows:

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2012         $ 1,158              $ 228
Incurred                                            228                113
Paid                                               (258)                --
Unlock                                             (181)                22
Currency Translation Adjustment                      (3)                --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2012          $944               $363
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2012                                          $ 724               $ 22
Incurred                                            121                 (1)
Paid                                               (121)                --
Unlock                                             (116)                --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2012                                          $608                $21
                                               --------             ------

                                                                 UL SECONDARY
                                                 GMDB             GUARANTEES
--------------------------------------------------------------------------------
LIABILITY BALANCE AS OF JANUARY 1, 2011         $ 1,115              $ 113
Incurred                                            271                 53
Paid                                               (284)                --
Unlock                                               48                 62
Currency Translation Adjustment                       8                 --
                                               --------             ------
LIABILITY BALANCE AS OF DECEMBER 31, 2011        $1,158               $228
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF JANUARY
 1, 2011                                          $ 686               $ 30
Incurred                                            128                 (8)
Paid                                               (143)                --
Unlock                                               53                 --
                                               --------             ------
REINSURANCE RECOVERABLE ASSET, AS OF DECEMBER
 31, 2011                                          $724                $22
                                               --------             ------

The following table presents details concerning GMDB and GMIB exposure as of December 31, 2012:

     INDIVIDUAL VARIABLE AND GROUP ANNUITY ACCOUNT VALUE BY GMDB/GMIB TYPE

                                                                                       RETAINED NET
                                                ACCOUNT             NET AMOUNT            AMOUNT           WEIGHTED AVERAGE
                                                 VALUE               AT RISK             AT RISK            ATTAINED AGE OF
MAXIMUM ANNIVERSARY VALUE ("MAV") (1)         ("AV") (8)           ("NAR") (9)         ("RNAR") (9)            ANNUITANT
-------------------------------------------------------------------------------------------------------------------------------
 MAV only                                         $19,509              $3,973               $263                   69
 With 5% rollup (2)                                 1,517                 379                 26                   69
 With Earnings Protection Benefit Rider             4,990                 582                 17                   66
  ("EPB") (3)
 With 5% rollup & EPB                                 561                 127                  5                   69
                                              -----------            --------             ------                  ---
 Total MAV                                         26,577               5,061                311
Asset Protection Benefit (APB) (4)                 20,008               1,069                208                   67
Lifetime Income Benefit (LIB) -- Death              1,063                  33                  9                   65
 Benefit (5)
Reset (6) (5-7 years)                               3,098                 140                 73                   69
Return of Premium (7) /Other                       21,807                 327                 89                   66
                                              -----------            --------             ------                  ---
                SUBTOTAL U.S. GMDB               $ 72,553             $ 6,630              $ 690                   67
 Less: General Account Value with U.S.              7,405
  GMBD
                                              -----------
SUBTOTAL SEPARATE ACCOUNT LIABILITIES              65,148
                         WITH GMDB
 Separate Account Liabilities without              76,410
  U.S. GMDB
                                              -----------
TOTAL SEPARATE ACCOUNT LIABILITIES               $141,558
                                              -----------
JAPAN GMDB (10), (11)                            $ 16,115             $ 2,650               $ --                   68
JAPAN GMIB (10), (11)                             $15,454              $2,389               $ --                   68
                                              -----------            --------             ------                  ---

(1) MAV GMDB is the greatest of current AV, net premiums paid and the highest AV on any anniversary before age 80 (adjusted for withdrawals).

(2) Rollup GMDB is the greatest of the MAV, current AV, net premium paid and premiums (adjusted for withdrawals) accumulated at generally 5% simple interest up to the earlier of age 80 years or 100% of adjusted premiums.

(3) EPB GMDB is the greatest of the MAV, current AV, or contract value plus a percentage of the contract's growth. The contract's growth is AV less premiums net of withdrawals, subject to a cap of 200% of premiums net withdrawals.

(4) APB GMDB is the greater of current AV or MAV, not to exceed current AV plus 25% times the greater of net premiums and MAV (each adjusted for premiums in the past 12 months).

(5) LIB GMDB is the greatest of current AV, net premiums paid, or for certain contracts a benefit amount that ratchets over time, generally based on market performance.

(6) Reset GMDB is the greatest of current AV, net premiums paid and the most recent five to seven year anniversary AV before age 80 (adjusted for withdrawals).

(7)  ROP GMDB is the greater of current AV and net premiums paid.

(8) AV includes the contract holder's investment in the separate account and the general account.

(9) NAR is defined as the guaranteed benefit in excess of the current AV. RNAR is NAR reduced for reinsurances. NAR and RNAR are highly sensitive to equity market movements and increase when equity markets decline.

(10) Assumed GMDB includes a ROP and MAV (before age 80) paid in a single lump sum. GMIB is a guarantee to return initial investment, adjusted for earnings liquidity, paid through a fixed annuity, after a minimum deferral period of 10, 15 or 20 years. The guaranteed remaining balance ("GRB") related to the Japan GMIB was $17.8 billion and $21.1 billion as of December 31, 2012 and December 31, 2011, respectively. The GRB related to the Japan GMAB and GMWB was $470 and $567 as of December 31, 2012 and December 31, 2011, respectively. These liabilities are not included in the Separate Account as they are not legally insulated from the general account liabilities of the insurance enterprise. As of December 31, 2012, 100% of RNAR is reinsured to an affiliate. See Note 16 -- Transactions with Affiliates of Notes to Consolidated Financial Statements.

(11) Policies with a guaranteed living benefit (a GMWB in the US or a GMIB in Japan) also have a guaranteed death benefit. The NAR for each benefit is shown, however these benefits are not additive. When a policy terminates due to death, any NAR related to GMWB or GMIB is released. Similarly, when a policy goes into benefit status on a GMWB or GMIB, its GMDB NAR is released.

See Note 3 -- Fair Value Measurements of Notes to Consolidated Financial Statements for a description of the Company's guaranteed living benefits that are accounted for at fair value.

Account balances of contracts with guarantees were invested in variable separate accounts as follows:

                                   DECEMBER 31,         DECEMBER 31,
ASSET TYPE                             2012                 2011
------------------------------------------------------------------------
Equity securities (including
 mutual funds)                         $58,208              $61,472
Cash and cash equivalents                6,940                7,516
                                     ---------            ---------
                         TOTAL         $65,148              $68,988
                                     ---------            ---------

As of December 31, 2012 and December 31, 2011, approximately 16% and 17%, respectively, of the equity securities above were invested in fixed income securities through these funds and approximately 84% and 83%, respectively, were invested in equity securities through these funds.

9. SALES INDUCEMENTS

The Company offered enhanced crediting rates or bonus payments to contract holders on certain of its individual and group annuity products. The expense associated with offering a bonus is deferred and amortized over the life of the related contract in a pattern consistent with the amortization of deferred policy acquisition costs. Amortization expense associated with expenses previously deferred is recorded over the remaining life of the contract. Consistent with the Unlock, the Company unlocked the amortization of the sales inducement asset. See Note 6 -- Deferred Policy Acquisition Costs and Present Value of Future Profits of Notes to Consolidated Financial Statements for more information concerning the Unlock.

Changes in sales inducement activity are as follows:

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                 $186         $197         $194
Sales inducements deferred                      4            6           10
Amortization -- Unlock                        (59)          (4)          (9)
Amortization charged to income                (13)         (13)           2
                                           ------       ------       ------
BALANCE, END OF PERIOD                       $118         $186         $197
                                           ------       ------       ------

10. COMMITMENTS AND CONTINGENCIES

CONTINGENCIES RELATING TO CORPORATE LITIGATION AND REGULATORY MATTERS

Management evaluates each contingent matter separately. A loss is recorded if probable and reasonably estimable. Management establishes reserves for these contingencies at its "best estimate," or, if no one number within the range of possible losses is more probable than any other, the Company records an estimated reserve at the low end of the range of losses.

LITIGATION

The Company is involved in claims litigation arising in the ordinary course of business, both as a liability insurer defending or providing indemnity for third-party claims brought against insureds and as an insurer defending coverage claims brought against it. The Company accounts for such activity through the establishment of unpaid loss and loss adjustment expense reserves. Management expects that the ultimate liability, if any, with respect to such ordinary-course claims litigation, after consideration of provisions made for potential losses and costs of defense, will not be material to the consolidated financial condition, results of operations or cash flows of the Company.

The Company is also involved in other kinds of legal actions, some of which assert claims for substantial amounts. These actions include, among others and in addition to the matter described below, putative state and federal class actions seeking certification of a state or national class. Such putative class actions have alleged, for example, improper sales practices in connection with the sale of certain life insurance products and improper claim practices with respect to certain group benefits claims. The Company also is involved in individual actions in which punitive damages are sought, such as claims alleging bad faith in the handling of insurance claims. Management expects that the ultimate liability, if any, with respect to such lawsuits, after consideration of provisions made for estimated losses, will not be material to the consolidated financial condition of the Company. Nonetheless, given the large or indeterminate amounts sought in certain of these actions, and the inherent unpredictability of litigation, the outcome in certain matters could, from time to time, have a material adverse effect on the Company's results of operations or cash flows in particular quarterly or annual periods.

LEASE COMMITMENTS

The rent paid to Hartford Fire for operating leases was $17, $19 and $15 for the years ended December 31, 2012, 2011 and 2010, respectively. Future minimum lease commitments as of December 31, 2012 are as follows:

                                                                    OPERATING
                                                                      LEASES
--------------------------------------------------------------------------------
2013                                                                    $11
2014                                                                      7
2015                                                                      6
2016                                                                      4
2017                                                                      3
Thereafter                                                                3
                                                                       ----
                                                           TOTAL        $34
                                                                       ----

UNFUNDED COMMITMENTS

As of December 31, 2012, the Company has outstanding commitments totaling $299, of which $269 is committed to fund limited partnership and other alternative investments, which may be called by the partnership during the commitment period (on average 2 to 4 years) to fund the purchase of new investments and partnership expenses. Once the commitment period expires, the Company is under no obligation to fund the remaining unfunded commitment but may elect to do so. Additionally, $27 is largely related to commercial whole loans expected to fund in the first half of 2013. The remaining outstanding commitments are related to various funding obligations associated with private placement securities. These have a commitment period of one month to one year.

GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

In all states, insurers licensed to transact certain classes of insurance are required to become members of a guaranty fund. In most states, in the event of the insolvency of an insurer writing any such class of insurance in the state, members of the funds are assessed to pay certain claims of the insolvent insurer. A particular state's fund assesses its members based on their respective written premiums in the state for the classes of insurance in which the insolvent insurer was engaged. Assessments are generally limited for any year to one or two percent of premiums written per year depending on the state.

The Company accounts for guaranty fund and other insurance assessments in accordance with Accounting Standards Codification 405-30, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments". Liabilities for guaranty funds and other insurance-related assessments are accrued when an assessment is probable, when it can be reasonably estimated, and when the event obligating the Company to pay an imposed or probable assessment has occurred. Liabilities for guaranty funds and other insurance-related assessments are not discounted and are included as part of other liabilities in the Consolidated Balance Sheets. As of December 31, 2012 and 2011, the liability balance was $42 and $43, respectively. As of December 31, 2012 and 2011, $27 and $26, respectively, related to premium tax offsets were included in other assets. In 2011, the Company recognized $22 for expected assessments related to the Executive Life Insurance Company of New York (ELNY) insolvency.

DERIVATIVE COMMITMENTS

Certain of the Company's derivative agreements contain provisions that are tied to the financial strength ratings of the individual legal entity that entered into the derivative agreement as set by nationally recognized statistical rating agencies. If the legal entity's financial strength were to fall below certain ratings, the counterparties to the derivative agreements could demand immediate and ongoing full collateralization and in certain instances demand immediate settlement of all outstanding derivative positions traded under each impacted bilateral agreement. The settlement amount is determined by netting the derivative positions transacted under each agreement. If the termination rights were to be exercised by the counterparties, it could impact the legal entity's ability to conduct hedging activities by increasing the associated costs and decreasing the willingness of counterparties to transact with the legal entity. The aggregate fair value of all derivative instruments with credit-risk-related contingent features that are in a net liability position as of December 31, 2012, is $365. Of this $365, the legal entities have posted collateral of $345 in the normal course of business. Based on derivative market values as of December 31, 2012, a downgrade of one level below the current financial strength ratings by either Moody's or S&P could require an additional $29 to be posted as collateral. Based on derivative market values as of December 31, 2012, a downgrade by either Moody's or S&P of two levels below the legal entities' current financial strength ratings could require approximately an additional $33 of assets to be posted as collateral.These collateral amounts could change as derivative market values change, as a result of changes in our hedging activities or to the extent changes in contractual terms are negotiated. The nature of the collateral that we would post, if required, would be primarily in the form of U.S. Treasury bills and U.S. Treasury notes.

On February 5, 2013 Moody's lowered its counterparty credit and insurer financial strength ratings on Hartford Life and Annuity Insurance Company to Baa2. Given this downgrade action, termination rating triggers in seven derivative counterparty relationships were impacted. The Company is in the process of re-negotiating the rating triggers which it expects to successfully complete. Accordingly, the Company does not expect the current hedging programs to be adversely impacted by the announcement of the downgrade of Hartford Life and Annuity Insurance Company. As of December 31, 2012, the notional amount and fair value related to these counterparties is $18.8 billion and $331, respectively. These counterparties have the right to terminate these relationships and would have to settle the outstanding derivatives prior to exercising their termination right. Accordingly, as of December 31, 2012 five of these counterparties combined would owe the Company the derivatives fair value of $375 and the Company would owe two counterparties combined $44. Of this $44, the legal entities have posted collateral of $33 in the normal course of business. The counterparties have not exercised this termination right. The notional and fair value amounts include a customized GMWB derivative with a notional amount of $3.9 billion and a fair value of $133, for which the Company has a contractual right to make a collateral payment in the amount of approximately $45 to prevent its termination.

11. INCOME TAX

Income (loss) from continuing operations before income taxes included income
(loss) from domestic operations of $528, $(147) and $708 for 2012, 2011 and 2010, and income (loss) from foreign operations of $92, $(32) and $12 for 2012, 2011 and 2010. Substantially all of the income (loss) from foreign operations is earned by an Irish subsidiary.

Income tax expense (benefit) is as follows:

                                                FOR THE YEARS ENDED
                                                    DECEMBER 31,
                                          2012          2011          2010
--------------------------------------------------------------------------------
INCOME TAX EXPENSE (BENEFIT)
 Current -- U.S. Federal                    $138         $(208)         $18
  International                               --            --            5
                                         -------       -------       ------
                          TOTAL CURRENT     $138          (208)          23
                                         -------       -------       ------
 Deferred -- U.S. Federal Excluding NOL
  Carryforward                               (94)           46          114
  Net Operating Loss Carryforward             (9)         (163)          (1)
                                         -------       -------       ------
                         TOTAL DEFERRED     (103)         (117)         113
                                         -------       -------       ------
     TOTAL INCOME TAX EXPENSE (BENEFIT)      $35         $(325)        $136
                                         -------       -------       ------

Deferred tax assets (liabilities) include the following as of December 31:

                                                     AS OF DECEMBER 31,
DEFERRED TAX ASSETS                                 2012            2011
--------------------------------------------------------------------------------
Tax basis deferred policy acquisition costs            $424            $479
Investment-related items                              1,244              92
Insurance product derivatives                         1,092           2,011
NOL Carryover                                           225             241
Minimum tax credit                                      355             387
Foreign tax credit carryover                             33              17
Capital loss carryover                                    5              --
Depreciable and amortizable assets                       --              37
Other                                                    65              23
                                                  ---------       ---------
                       TOTAL DEFERRED TAX ASSETS      3,443           3,287
Valuation Allowance                                     (53)            (78)
                                                  ---------       ---------
                         NET DEFERRED TAX ASSETS      3,390           3,209
                                                  ---------       ---------
DEFERRED TAX LIABILITIES
Financial statement deferred policy acquisition        (356)           (427)
 costs and reserves
Net unrealized gain on investments                   (1,432)           (735)
Employee benefits                                       (45)            (41)
                                                  ---------       ---------
                  TOTAL DEFERRED TAX LIABILITIES     (1,833)         (1,203)
                                                  ---------       ---------
                        TOTAL DEFERRED TAX ASSET      1,557           2,006
                                                  ---------       ---------

As of December 31, 2012 and 2011, the deferred tax asset included the expected tax benefit attributable to foreign net operating losses of $221 and $314, which have no expiration. The Company had a current income tax payable of $192 as of December 31, 2012 and a current income tax recoverable of $330 as of December 31, 2011.

If the Company were to follow a "separate entity" approach, the current tax benefit related to any of the Company's tax attributes realized by virtue of its inclusion in The Hartford's consolidated tax return would have been recorded directly to surplus rather than income. These benefits were $(18), $0 and $0 for 2012, 2011 and 2010, respectively.

The Company recorded a deferred tax asset valuation allowance that is adequate to reduce the total deferred tax asset to an amount that will more likely than not be realized. The deferred tax asset valuation allowance was $53 as of December 31, 2012 and $78 as of December 31, 2011. In assessing the need for a valuation allowance, management considered future taxable temporary difference reversals, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in open carryback years, as well as other tax planning strategies. These tax planning strategies include holding a portion of debt securities with market value losses until recovery, selling appreciated securities to offset capital losses, business considerations such as asset-liability matching, and the sales of certain corporate assets. Management views such tax planning strategies as prudent and feasible and will implement them, if necessary, to realize the deferred tax asset. Based on the availability of additional tax planning strategies identified in the second quarter of 2011, the Company released $56, or 100% of the valuation allowance associated with investment realized capital losses. Future economic conditions and debt market volatility, including increases in interest rates, can adversely impact the Company's tax planning strategies and in particular the Company's ability to utilize tax benefits on previously recognized realized capital losses.

The Company or one or more of its subsidiaries files income tax returns in the U.S. federal jurisdiction, and various states and foreign jurisdictions. The Company is no longer subject to U.S. federal, state and local, or non-U.S. income tax examinations for years prior to 2007. The audit of the years 2007-2009 commenced during 2010 and is expected to conclude by the end of 2013, with no material impact on the consolidated financial condition or results of operations. The 2010-2011 audit commenced in the 4th quarter of 2012 and is expected to conclude by the end of 2014. In addition, in the second quarter of 2011, the Company recorded a tax benefit of $52 as a result of a resolution of a tax matter with the IRS for the computation of the dividends-received deduction
(DRD) for years 1998, 2000 and 2001. Management believes that adequate provision has been made in the financial statements for any potential assessments that may result from tax examinations and other tax-related matters for all open tax years.

The Company's unrecognized tax benefits are settled with the parent consistent with the terms of the tax sharing agreement described above.

A reconciliation of the tax provision at the U.S. Federal statutory rate to the provision (benefit) for income taxes is as follows:

                                                                                 FOR THE YEARS ENDED DECEMBER 31,
                                                                        2012                   2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Tax expense (benefit) at the U.S. federal statutory rate                  217                     (63)                  $252
Dividends-received deduction                                             (140)                   (201)                  (145)
Foreign related investments                                               (16)                     (5)                    --
Valuation Allowance                                                       (25)                    (53)                    50
Other                                                                      (1)                     (3)                   (21)
                                                                       ------                 -------                 ------
                                                           TOTAL          $35                   $(325)                  $136
                                                                       ------                 -------                 ------

12. DEBT

COLLATERALIZED ADVANCES

The Company became a member of the Federal Home Loan Bank of Boston ("FHLBB") in May 2011. Membership allows the Company access to collateralized advances, which may be used to support various spread-based business and enhance liquidity management. The Connecticut Department of Insurance ("CTDOI") will permit the Company to pledge up to $1.25 billion in qualifying assets to secure FHLBB advances for 2013. The amount of advances that can be taken are dependent on the asset types pledged to secure the advances. The pledge limit is recalculated annually based on statutory admitted assets and capital and surplus. The Company would need to seek the prior approval of the CTDOI if there were a desire to exceed these limits. As of December 31, 2012, the Company had no advances outstanding under the FHLBB facility.

CONSUMER NOTES

The Company issued consumer notes through its Retail Investor Notes Program prior to 2009. A consumer note is an investment product distributed through broker-dealers directly to retail investors as medium-term, publicly traded fixed or floating rate, or a combination of fixed and floating rate, notes. Consumer notes are part of the Company's spread-based business and proceeds are used to purchase investment products, primarily fixed rate bonds. Proceeds are not used for general operating purposes. Consumer notes maturities may extend up to 30 years and have contractual coupons based upon varying interest rates or indexes (e.g. consumer price index) and may include a call provision that allows the Company to extinguish the notes prior to its scheduled maturity date. Certain Consumer notes may be redeemed by the holder in the event of death. Redemptions are subject to certain limitations, including calendar year aggregate and individual limits. The aggregate limit is equal to the greater of $1 or 1% of the aggregate principal amount of the notes as of the end of the prior year. The individual limit is $250 thousand per individual. Derivative instruments are utilized to hedge the Company's exposure to market risks in accordance with Company policy.

As of December 31, 2012, these consumer notes have interest rates ranging from 4% to 6% for fixed notes and, for variable notes, based on December 31, 2012 rates, either consumer price index plus 100 to 260 basis points, or indexed to the S&P 500, Dow Jones Industrials, foreign currency, or the Nikkei 225. The aggregate maturities of Consumer Notes are as follows: $78 in 2013, $13 in 2014, $30 in 2015, $18 in 2016, $12 in 2017 and $8 thereafter. For 2012, 2011 and
2010, interest credited to holders of consumer notes was $10, $15 and $25, respectively.

13. STATUTORY RESULTS

The domestic insurance subsidiaries of the Company prepare their statutory financial statements in conformity with statutory accounting practices prescribed or permitted by the applicable state insurance department which vary materially from U.S. GAAP. Prescribed statutory accounting practices include publications of the National Association of Insurance Commissioners ("NAIC"), as well as state laws, regulations and general administrative rules. The differences between statutory financial statements and financial statements prepared in accordance with U.S. GAAP vary between domestic and foreign jurisdictions. The principal differences are that statutory financial statements do not reflect deferred policy acquisition costs and limit deferred income taxes, life benefit reserves predominately use interest rate and mortality assumptions prescribed by the NAIC, bonds are generally carried at amortized cost and reinsurance assets and liabilities are presented net of reinsurance.

The statutory net income (loss) and surplus was as follows:

                                                                                FOR THE YEARS ENDED DECEMBER 31,
                                                                      2012                    2011                    2010
---------------------------------------------------------------------------------------------------------------------------------
Combined statutory net income (loss)                                    $927                   $(669)                   $208
Statutory capital and surplus                                         $5,016                  $5,920                  $5,832

Statutory accounting practices do not consolidate the net income (loss) of subsidiaries as performed under U.S. GAAP. Therefore, the combined statutory net income (loss) above presents the total statutory net income of the Company and its other insurance subsidiaries to present a comparable statutory net income
(loss).

In December 2009, the NAIC issued Statement of Statutory Accounting Principles ("SSAP") No. 10R, Income Taxes -- Revised, A Temporary Replacement of SSAP No.
10. SSAP No. 10R was updated in September 2010 and is effective for annual periods December 31, 2010 and interim and annual periods of 2011 and 2012. SSAP No. 10R increases the realization period for deferred tax assets from one year to three years and increases the asset recognition limit from 10% to 15% of adjusted statutory capital and surplus.

REGULATORY CAPITAL REQUIREMENTS

The Company's and its U.S. insurance companies' states of domicile impose risk-based capital ("RBC") requirements. The requirements provide a means of measuring the minimum amount of statutory surplus appropriate for an insurance company to support its overall business operations based on its size and risk profile. Regulatory compliance is determined by a ratio of a company's total adjusted capital ("TAC") to its authorized control level RBC ("ACL RBC"). Companies below specific trigger points or ratios are classified within certain levels, each of which requires specified corrective action. The minimum level of TAC before corrective action commences is two times the ACL RBC ("Company Action Level"). The adequacy of a company's capital is determined by the ratio of a company's TAC to its Company Action Level (known as the RBC ratio). The Company and all of its operating insurance subsidiaries had RBC ratios in excess of the minimum levels required by the applicable insurance regulations.

Similar to the RBC ratios that are employed by U.S. insurance regulators, regulatory authorities in the international jurisdictions in which the Company operates generally establish minimum solvency requirements for insurance companies. All of the Company's international insurance subsidiaries have solvency margins in excess of the minimum levels required by the applicable regulatory authorities.

DIVIDEND RESTRICTIONS

Dividends to the Company from its insurance subsidiaries are restricted, as is the ability of the Company to pay dividends to its parent company. Future dividend decisions will be based on, and affected by, a number of factors, including the operating results and financial requirements of the Company on a stand-alone basis and the impact of regulatory restrictions.

The payment of dividends by Connecticut-domiciled insurers is limited under the insurance holding company laws of Connecticut. These laws require notice to and approval by the state insurance commissioner for the declaration or payment of any dividend, which, together with other dividends or distributions made within the preceding twelve months, exceeds the greater of (i) 10% of the insurer's policyholder surplus as of December 31 of the preceding year or (ii) net income (or net gain from operations, if such company is a life insurance company) for the twelve-month period ending on the thirty-first day of December last preceding, in each case determined under statutory insurance accounting principles. In addition, if any dividend of a Connecticut-domiciled insurer exceeds the insurer's earned surplus, it requires the prior approval of the Connecticut Insurance Commissioner. The insurance holding company laws of the other jurisdictions in which the Company's insurance subsidiaries are incorporated (or deemed commercially domiciled) generally contain similar (although in certain instances somewhat more restrictive) limitations on the payment of dividends.

The Company's subsidiaries are permitted to pay up to a maximum of approximately $82 in dividends in 2013 without prior approval from the applicable insurance commissioner. In 2012, the Company received no dividends from its subsidiaries. With respect to dividends to its parent, the Company's dividend limitation under the holding company laws of Connecticut is $515 in 2013. However, because the Company's earned surplus is negative as of December 31, 2012, the Company will not be permitted to pay any dividends to its parent in 2013 without prior approval from the Connecticut Insurance Commissioner. In 2012, the Company paid no dividends to its parent company. On February 5, 2013 the Company received approval from the State of Connecticut Insurance Department to receive a $1.1 billion extraordinary dividend from its Connecticut domiciled life insurance subsidiaries, and to pay a $1.2 billion extraordinary dividend to its parent company. These dividends were received and paid on February 22, 2013.

14. PENSION PLANS, POSTRETIREMENT, HEALTH CARE AND LIFE INSURANCE BENEFIT AND SAVINGS PLANS

PENSION PLANS

Hartford Life's employees are included in The Hartford's non-contributory defined benefit pension and postretirement health care and life insurance benefit plans. Effective December 31, 2012, The Hartford amended the defined benefit pension to freeze participation and benefit accruals. Also, The Hartford amended its postretirement health care and life insurance benefit plans for all current employees to no longer provide subsidized coverage for current employees who retire on or after January 1, 2014.

Defined benefit pension expense/(income), postretirement health care and life insurance benefits expense/(income) allocated by The Hartford to the Company, was $(3), $45 and $43 for the years ended December 31, 2012, 2011 and 2010, respectively.

INVESTMENT AND SAVINGS PLAN

Substantially all U.S. employees are eligible to participate in The Hartford's Investment and Savings Plan under which designated contributions may be invested in common stock of The Hartford or certain other investments. These contributions are matched, up to 3.0% of compensation, by The Hartford. In 2004, The Hartford began allocating a percentage of base salary to the Plan for eligible employees. In 2012, employees whose prior year earnings were less than $110,000 received a contribution of 1.5% of base salary and employees whose prior year earnings were more than $110,000 received a contribution of 0.5% of base salary. The cost to Hartford Life for this plan was approximately $10, $9 and $13 for the years ended December 31, 2012, 2011 and 2010, respectively.

Effective January 1, 2013, The Hartford will increase benefits under The Hartford Investment and Savings Plan, its defined contribution 401(k) savings plan, and The Hartford Excess Savings Plan. The Company's contributions will be increased to include a non-elective contribution of 2% of eligible compensation and a dollar-for-dollar matching contribution of up to 6% of eligible compensation contributed by the employee each pay period. Eligible compensation will be expanded to include overtime and bonuses but will be limited to a total of $1,000,000 annually.

15. STOCK COMPENSATION PLANS

The Hartford has three primary stock-based compensation plans. The Company is included in these plans and has been allocated compensation expense of $32, $14 and $32 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company's income tax benefit recognized for stock-based compensation plans was $11, $5 and $11 for the years ended December 31, 2012, 2011 and 2010, respectively. The Company capitalized no cost of stock-based compensation.

16. TRANSACTIONS WITH AFFILIATES

PARENT COMPANY TRANSACTIONS

Transactions of the Company with Hartford Fire Insurance Company, Hartford Holdings and its affiliates relate principally to tax settlements, reinsurance, insurance coverage, rental and service fees, payment of dividends and capital contributions. In addition, an affiliated entity purchased group annuity contracts from the Company to fund structured settlement periodic payment obligations assumed by the affiliated entity as part of claims settlements with property casualty insurance companies and self-insured entities. As of December 31, 2012 and 2011, the Company had $53 and $54 of reserves for claim annuities purchased by affiliated entities. For the years ended December 31, 2012, 2011, and 2010, the Company recorded earned premiums of $28, $12, and $18 for these intercompany claim annuities. In 2008, the Company issued a payout annuity to an affiliate for $2.2 billion of consideration. The Company will pay the benefits associated with this payout annuity over 12 years.

Substantially all general insurance expenses related to the Company, including rent and employee benefit plan expenses are initially paid by The Hartford. Direct expenses are allocated to the Company using specific identification, and indirect expenses are allocated using other applicable methods. Indirect expenses include those for corporate areas which, depending on type, are allocated based on either a percentage of direct expenses or on utilization.

The Company has issued a guarantee to retirees and vested terminated employees ("Retirees") of The Hartford Retirement Plan for U.S. Employees ("the Plan") who retired or terminated prior to January 1, 2004. The Plan is sponsored by The Hartford. The guarantee is an irrevocable commitment to pay all accrued benefits which the Retiree or the Retiree's designated beneficiary is entitled to receive under the Plan in the event the Plan assets are insufficient to fund those benefits and The Hartford is unable to provide sufficient assets to fund those benefits. The Company believes that the likelihood that payments will be required under this guarantee is remote.

In 1990, Hartford Fire guaranteed the obligations of the Company with respect to life, accident and health insurance and annuity contracts issued after January 1, 1990. The guarantee was issued to provide an increased level of security to potential purchasers of HLIC's products. Although the guarantee was terminated in 1997, it still covers policies that were issued from 1990 to 1997. As of December 31, 2012 and 2011, no recoverables have been recorded for this guarantee, as the Company was able to meet these policyholder obligations.

REINSURANCE ASSUMED FROM AFFILIATES

Prior to June 1, 2009, yen and U.S. dollar based fixed market value adjusted ("MVA") annuity products, written by HLIKK, were sold to customers in Japan. HLIKK, a wholly owned Japanese subsidiary of Hartford Life, Inc., subsequently reinsured in-force and prospective MVA annuities to the Company effective September 1, 2004. As of December 31, 2012 and 2011, $2.1 billion and $2.6 billion, respectively, of the account value had been assumed by the Company.

HLAI entered into a reinsurance agreement with HLIKK effective August 31, 2005. HLAI assumed in-force and prospective GMIB riders. Via amendment, effective July 31, 2006, HLAI also assumed GMDB on covered contracts that have an associated GMIB rider in force on or after July 31, 2006. GMIB riders issued prior to April 1, 2005 were recaptured, while GMIB riders issued by HLIKK subsequent to April 1, 2005, continue to be reinsured by HLAI. Additionally, a tiered reinsurance premium structure was implemented.

HLAI has three additional reinsurance agreements with HLIKK covering certain variable annuity contracts. Effective September 30, 2007, HLAI assumed 100% of the in-force and prospective GMAB, GMIB and GMDB risks issued by HLIKK. Effective February 29, 2008, HLAI assumed 100% of the in-force and prospective GMIB and GMDB riders issued by HLIKK. Effective October 1, 2008, HLAI assumed 100% of the in-force and prospective GMDB riders issued on or after April 1, 2005 by HLIKK. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $22 and $50 and the net amount at risk for the assumed GMDB reinsurance was $2.7 billion and $5.0 billion at December 31, 2012 and 2011, respectively.

While the form of the agreement between HLAI and HLIKK for the GMIB business is reinsurance, in substance and for accounting purposes the agreement is a free standing derivative. As such, the reinsurance agreement for the GMIB business is recorded at fair value on the Company's balance sheet, with prospective changes in fair value recorded in net realized capital gains (losses) in net income
(loss). The fair value of the GMIB liability was $1.8 billion and $3.2 billion at December 31, 2012 and 2011, respectively.

Effective November 1, 2010, HLAI entered into a reinsurance agreement with Hartford Life Limited Ireland, ("HLL"), a wholly owned subsidiary of HLAI. Through this agreement, HLL agreed to cede, and HLAI agreed to reinsure, GMDB and GMWB risks issued by HLL on its variable annuity business. The GMDB reinsurance is accounted for as a Death Benefit and Other Insurance Benefit Reserves which is not reported at fair value. The liability for the assumed GMDB reinsurance was $4 and $5 and the net amount at risk for the assumed GMDB reinsurance was $42 and $80 at December 31, 2012 and 2011, respectively.

While the form of the agreements between HLAI and HLIKK, and HLAI and HLL for the GMAB/GMWB business is reinsurance, in substance and for accounting purposes these agreements are free standing derivatives. As such, the reinsurance agreements for the GMAB/GMWB business are recorded at fair value on the Company's Consolidated Balance Sheets, with prospective changes in fair value recorded in net realized capital gains (losses) in net income (loss). The fair value of the GMAB/GMWB liability was $0 and $37 at December 31, 2012 and 2011, respectively.

REINSURANCE CEDED TO AFFILIATES

Effective October 1, 2009, and amended on November 1, 2010, HLAI, entered into a modco and coinsurance with funds withheld reinsurance agreement with WRR. The agreement provides that HLAI will cede, and WRR will reinsure a portion of the risk associated with direct written and assumed variable annuities and the associated GMDB and GMWB riders, HLAI assumed HLIKK's variable annuity contract and rider benefits, and HLAI assumed HLL's GMDB and GMWB annuity contract and rider benefits.

Under modco, the assets and the liabilities, and under coinsurance with funds withheld, the assets, associated with the reinsured business will remain on the consolidated balance sheet of HLIC in segregated portfolios, and WRR will receive the economic risks and rewards related to the reinsured business through modco and funds withheld adjustments. These adjustments are recorded as an adjustment to operating expenses.

The impact of this transaction on the Company's Consolidated Statements of Operations is as follows:

                                                 FOR THE YEARS ENDED DECEMBER 31,
                                       2012                     2011                    2010
---------------------------------------------------------------------------------------------------
Earned premiums                            (67)                    (71)                    (56)
Net realized gains (losses)
 (1)                                    (2,099)                    503                     546
                                     ---------                 -------                 -------
                TOTAL REVENUES          (2,166)                    432                     490
Benefits, losses and loss
 adjustment expenses                       (56)                    (51)                    (40)
Insurance operating costs and
 other expenses                         (1,443)                    972                    (348)
                                     ---------                 -------                 -------
                TOTAL EXPENSES          (1,499)                    921                    (388)
INCOME (LOSS) BEFORE INCOME
 TAXES                                    (667)                   (489)                    878
Income tax expense (benefit)              (234)                   (166)                    308
                                     ---------                 -------                 -------
             NET INCOME (LOSS)           $(433)                  $(323)                   $570
                                     ---------                 -------                 -------

(1) Amounts represent the change in valuation of the derivative associated with this transaction.

The Company's Consolidated Balance Sheets include a modco reinsurance (payable)/recoverable and a deposit liability, as well as a net reinsurance recoverable that is comprised of an embedded derivative. The balance of the modco reinsurance (payable)/recoverable, deposit liability and net reinsurance recoverable were $1.3 billion, $527, $0.9 billion, respectively, at December 31, 2012 and $(2.9) billion, $0, $2.6 billion , respectively, at December 31, 2011.

CHAMPLAIN LIFE REINSURANCE COMPANY

Effective November 1, 2007, HLAI entered into a modco and coinsurance with funds withheld agreement with Champlain Life Reinsurance Company, an affiliate captive insurance company, to provide statutory surplus relief for certain life insurance policies. The Agreement is accounted for as a financing transaction in accordance with U.S. GAAP. A standby unaffiliated third party Letter of Credit supports a portion of the statutory reserves that have been ceded to the Champlain Life Reinsurance Company.

17. RESTRUCTURING AND OTHER COSTS

As a result of a strategic business realignment announced in March 2012, The Hartford is currently focusing on its Property & Casualty, Group Benefits and Mutual Funds businesses. In addition, The Hartford implemented restructuring activities in 2011 across several areas aimed at reducing overall expense levels. The Hartford intends to substantially complete the related restructuring activities over the next 12-18 months. For further discussion of The Hartford's strategic business realignment and related business disposition transactions, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 2 -- Business Dispositions of Notes to Consolidated Financial Statements.

Termination benefits related to workforce reductions and lease and other contract terminations have been accrued through December 31, 2012. Additional costs, mainly severance benefits and other related costs and professional fees, expected to be incurred subsequent to December 31, 2012, and asset impairment charges, if any, will be expensed as appropriate.

The Company's estimated restructuring and other costs are expected to approximate $139, pre-tax. As The Hartford executes on its operational and strategic initiatives, the Company's estimate of and actual costs incurred for restructuring activities may differ from these estimates.

Restructuring and other costs, pre-tax incurred by the Company in connection with these activities are as follows:

                                                           FOR THE YEAR ENDED
                                                           DECEMBER 31, 2012
--------------------------------------------------------------------------------
Severance benefits and related costs                                $93
Professional fees                                                    23
Asset impairment charges                                              4
                                                                 ------
                   TOTAL RESTRUCTURING AND OTHER COSTS             $120
                                                                 ------

There were no restructuring and other costs incurred by the Company in 2011 and 2010.

Changes in the accrued restructuring liability balance included in other liabilities in the Company's Consolidated Balance Sheets are as follows:

                                                                    FOR THE YEAR ENDED DECEMBER 31, 2012
                                              SEVERANCE
                                              BENEFITS                                                                TOTAL
                                                 AND                                          ASSET               RESTRUCTURING
                                               RELATED             PROFESSIONAL             IMPAIRMENT              AND OTHER
                                                COSTS                  FEES                  CHARGES                  COSTS
---------------------------------------------------------------------------------------------------------------------------------
BALANCE, BEGINNING OF PERIOD                     $ --                   $ --                   $ --                    $ --
Accruals/provisions                                93                     23                      4                     120
Payments/write-offs                               (62)                   (23)                    (4)                    (89)
                                                -----                  -----                   ----                   -----
BALANCE, END OF PERIOD                            $31                   $ --                   $ --                     $31
                                                -----                  -----                   ----                   -----

18. DISCONTINUED OPERATIONS

On December 10, 2012, HLA received regulatory approval to reorganize its Mutual Funds business for the purpose of streamlining the business by consolidating the entities that provide services to the Mutual Funds business under a subsidiary of HLI, thereby separating its Mutual Funds business from its insurance business. Following the reorganization, the Company will no longer have any significant continuing involvement in HLI's Mutual Funds business. For further discussion of the reorganization of the Mutual Funds business, see Note 1 -- Basis of Presentation and Significant Accounting Policies and Note 7 -- Goodwill of Notes to Consolidated Financial Statements.

During the fourth quarter of 2010, the Company completed the sales of its indirect wholly-owned subsidiaries Hartford Investments Canada Corporation ("HICC") and Hartford Advantage Investment, Ltd. ("HAIL"). The Company recognized a net realized capital gain of $41, after-tax, on the sale of HICC and a net realized capital loss of $4, after-tax, on the sale of HAIL.

The following table presents the combined amounts related to the operations of the Mutual Funds business, HICC and HAIL which are being reported as discontinued operations in the Consolidated Statements of Operations. The Company does not expect these transactions to have a material impact on the Company's future earnings.

                                                 FOR THE YEARS ENDED
                                                     DECEMBER 31,
                                            2012         2011         2010
--------------------------------------------------------------------------------
REVENUES
Fee income and other                         $526         $569         $616
Net investment income (loss)                   --            1           (1)
Net realized capital gains                     --            1           --
                                           ------       ------       ------
                           TOTAL REVENUES     526          571          615
BENEFITS, LOSSES AND EXPENSES
Insurance operating costs and other
 expenses                                     384          374          413
Amortization of DAC                            35           47           68
Goodwill impairment                           149           --           --
                                           ------       ------       ------
      TOTAL BENEFITS, LOSSES AND EXPENSES     568          421          481
        INCOME (LOSS) BEFORE INCOME TAXES     (42)         150          134
Income tax expense (benefit)                  (13)          52           48
                                           ------       ------       ------
         INCOME (LOSS) FROM OPERATIONS OF
      DISCONTINUED OPERATIONS, NET OF TAX     (29)          98           86
Net realized capital gain on disposal,
 net of tax                                    --           --           37
                                           ------       ------       ------
          INCOME (LOSS) FROM DISCONTINUED
                   OPERATIONS, NET OF TAX    $(29)         $98         $123
                                           ------       ------       ------

19. QUARTERLY RESULTS (UNAUDITED)

                                                                      THREE MONTHS ENDED
                                   MARCH 31,                  JUNE 30,                  SEPTEMBER 30,             DECEMBER 31,
                              2012         2011          2012          2011          2012          2011         2012        2011
---------------------------------------------------------------------------------------------------------------------------------
Total revenues                 $342        $1,022        $2,114        $1,618        $1,278        $2,403        $686        $989
Total benefits, losses and
 expenses                        18           773         2,043         1,398         1,042         3,258         697         782
Income (loss) from
 continuing operations, net
 of tax                         268           207            69           293           187          (527)         61         173
Income (loss) from
 discontinued operations,
 net of tax                      20            27            18            27            16            24         (83)         20
Net income (loss)               288           234            87           320           203          (503)        (22)        193
Less: Net income (loss)
 attributable to the
 noncontrolling interest         (1)            1            --             1            --            (4)          3           2
Net income (loss)
 attributable to Hartford
 Life Insurance Company        $289          $233           $87          $319          $203         $(499)       $(25)       $191
                              -----       -------       -------       -------       -------       -------       -----       -----

                                     PART C

                               OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS

(a) All financial statements are included in Part A and Part B of the Registration Statement.
(b)    (1)    Resolution of the Board of Directors of Hartford Life Insurance
              Company ("Hartford") authorizing the establishment of the Separate
              Account.(1)
       (2)    Not applicable.
       (3)    (a) Principal Underwriter Agreement.(2)
       (3)    (b) Form of Dealer Agreement.(2)
       (4)    Form of Individual Flexible Premium Variable Annuity Contract.(1)
       (5)    Form of Application.(1)
       (6)    (a) Certificate of Incorporation of Hartford.(3)
              (b) Bylaws of Hartford.(4)
       (7)    Form of Reinsurance Agreement.(5)
       (8)    Form of Fund Participation Agreement.(6)
       (9)    Opinion and Consent of Lisa Proch, Assistant General Counsel.
       (10)   Consent of Deloitte & Touche LLP.
       (11)   No financial statements are omitted.
       (12)   Not applicable.
       (99)   Copy of Power of Attorney.

------------

(1) Incorporated by reference to Post-Effective Amendment No. 2, to the Registration Statement File No. 33-73570, dated May 1, 1995.

(2) Incorporated by reference to Post Effective Amendment No. 3, to the Registration Statement File No. 33-73570, dated April 29, 1996.

(3) Incorporated by reference to Post Effective Amendment No. 6, to the Registration Statement File No. 333-66343, filed on February 8, 2001.

(4) Incorporated by reference to Post Effective Amendment No. 12, to the Registration Statement File No. 333-69485, dated April 9, 2001.

(5) Incorporated by reference to Post-Effective Amendment No. 27, to the Registration Statement File No. 33-73570, filed on April 12, 1999.

(6) Incorporated by reference to Post Effective Amendment No. 2, to the Registration Statement File No. 333-91921, filed on April 25, 2000.

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Lydia M. Anderson (1)               Vice President
Thomas S. Barnes                    Vice President
Thomas E. Bartell (1)               Vice President
Beth A. Bombara (1)                 Chief Executive Officer, President, Chairman of the Board, Director*
John B. Brady                       Actuary, Vice President
Kathleen M. Bromage (1)             Senior Vice President
Christopher S. Brown (1)            Vice President
David A. Bulin                      Vice President
Thomas A. Campbell                  Actuary, Vice President
Jennifer Centrone                   Vice President
Karen Chamberlain                   Vice President
Michael R. Chesman (1)              Senior Vice President
Michael Concannon                   Executive Vice President
Ellen Conway                        Vice President
Robert A. Cornell                   Actuary, Vice President
Rochelle S. Cummings                Vice President
James Davey (3)                     Executive Vice President
Joseph G. Eck (4)                   Vice President
George Eknaian                      Senior Vice President
Mark A. Esposito (1)                Senior Vice President
Tamara L. Fagely (5)                Vice President
Michael Fish                        Actuary, Vice President
Michael Frechette (1)               Vice President
Paul E. Gauthier                    Vice President
Andrew S. Golfin (1)                Vice President
Richard Guerrini                    Vice President
Christopher J. Hanlon (1)           Senior Vice President
Stephen B. Harris (1)               Vice President
Michael R. Hazel                    Vice President, Controller
Michael J. Hession (1)              Senior Vice President
Elizabeth Horvath                   Actuary, Vice President
Penelope A. Hrib (6)                Actuary, Vice President
Jeannie M. Iannello (7)             Vice President
Donna R. Jarvis                     Actuary, Vice President
Kathleen E. Jorens (1)              Assistant Treasurer, Vice President
Michael Knipper (1)                 Senior Vice President
Alan J. Kreczko (1)                 Executive Vice President, General Counsel
David R. Kryzanski (2)              Vice President
Christopher M. Lewis (1)            Senior Vice President
Edward P. Macdonald                 Vice President
Dana S. MacKinnon                   Vice President
William P. Meaney(1)                Senior Vice President
Vernon Meyer                        Senior Vice President
Donato L. Monaco                    Vice President
Thomas Moran (1)                    Director of Taxes, Senior Vice President
Craig D. Morrow                     Appointed Actuary, Vice President
Brian J. Neary                      Vice President
Mark J. Niland (1)                  Senior Vice President, Director*
Robert W. Paiano (1)                Treasurer, Senior Vice President, Director*
Brian Pedersen                      Vice President
Thomas C. Peloquin (1)              Vice President/Financial Management

NAME                                                            POSITION WITH HARTFORD
------------------------------------------------------------------------------------------------------------------
Colleen Pernerewski                 Vice President, Chief Compliance Officer of Individual Annuity, Chief
                                    Compliance Officer of Separate Accounts
Glen-Roberts Pitruzzello (1)        Vice President
Darryl T. Rapini                    Vice President
Sharon A. Ritchey                   Executive Vice President
David C. Robinson (1)               Senior Vice President
Lori A. Rodden (1)                  Vice President
John P. Rogers (1)                  Vice President
Andrew Rubino                       Vice President
Eric Russman                        Vice President
Peter F. Sannizzaro                 Senior Vice President, Chief Accounting Officer, Chief Financial Officer
Terence Shields (1)                 Assistant Vice President, Corporate Secretary
Mark Sides (1)                      Vice President
Robert R. Siracusa                  Vice President
Mark M. Socha (1)                   Vice President
Jahn Marie Surette (1)              Senior Vice President and Chief Procurement Officer
Martin A. Swanson                   Vice President
Diane E. Tatelman (1)               Vice President
Anthony Vidovich (1)                Vice President
Joanie Wieleba (1)                  Vice President
Jane Wolak                          Senior Vice President
Scott D. Witter (2)                 Vice President
Jane Wolak                          Senior Vice President
James M. Yanosy (1)                 Senior Vice President

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 06089.

*   Denotes Board of Directors.

(1)  Address: One Hartford Plaza, Hartford, CT 06155

(2)  Address: 1 Griffin Road North, Windsor, CT 06095-1512

(3)  Address: 100 Mastenford Rd., Radnor, PA 19087

(4)  Address: 100 High Street, Boston, MA 02110-2301

(5)  Address: 500 Bielenberg Drive, Woodbury, MN 55125

(6)  Address: 100 Campus Drive, Florham Park, NJ 07932-1006

(7)  Address: 6820 Wedgwood Road North, Maple Grove, MN 55311-3574

* Denotes Board of Directors.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Incorporated by reference to Post-Effective Amendment No. 6, to the Registration Statement File No. 333-176150, filed on April 23, 2013.

ITEM 27.  NUMBER OF CONTRACT OWNERS

     As of February 28, 2013, there were 2,239 Contract Owners.

ITEM 28.  INDEMNIFICATION

     Sections 33-770 to 33-779, inclusive, of the Connecticut General Statutes provide the standards under which a corporation may indemnify an individual for liability, including legal expenses, incurred because such individual is a party to a proceeding because the individual was a director, officer, employee, or agent of the corporation. Specifically, Section 33-771(a)(2) permits a corporation to indemnify a director if the corporation, pursuant to Section 33-636(b)(5), obligated itself under its certificate of incorporation to indemnify a director for liability except for certain liability involving conduct described in Section 33-636(b)(5). Section 33-776 permits a corporation to indemnify an officer, employee, or agent of the corporation to the same extent as a director as may be provided by the corporation's bylaws, certificate of incorporation, or resolution of the board of directors.

     Section 33-771(e) provides that a corporation incorporated prior to January 1, 1995, must, except to the extent that the certificate of incorporation provides otherwise, indemnify a director to the extent that indemnification is permissible under Sections 33-770 to 33-779, inclusive. Section 33-776(d) sets forth a similar provision with respect to officers, employees and agents of a corporation.

       1. Based on the statutes referenced above, the Depositor must indemnify a director if the director:

         A.  conducted himself in good faith;

         B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

         C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful; or

       2. engaged in conduct for which broader indemnification had been made permissible or obligatory under a provision of the Depositor's certificate of incorporation.

     In addition, the Depositor must indemnify officers, employees and agents for liability if the individual:

         A.  conducted himself in good faith;

         B. reasonably believed (a) in the case of conduct in his official capacity, that his conduct was in the best interests of the corporation or (b) in all other cases, that his conduct was at least not opposed to the best interests of the corporation; and

         C. in the case of any criminal proceeding, had no reasonable cause to believe his conduct was unlawful.

     Section 33-777 permits a corporation to procure insurance on behalf of an individual who was a director or officer of the corporation.

     Consistent with the statute, the directors and officers of the Depositor and Hartford Securities Distribution Company, Inc. ("HSD") are covered under a directors and officers liability insurance policy.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Depositor pursuant to the foregoing provisions, or otherwise, the Depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person of the Depositor in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29.  PRINCIPAL UNDERWRITERS

       (a) HSD acts as principal underwriter for the following investment companies:

     Hartford Life Insurance Company - Separate Account One

     Hartford Life Insurance Company - Separate Account Two

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     I)

     Hartford Life Insurance Company - Separate Account Two (DC Variable Account
     II)

     Hartford Life Insurance Company - Separate Account Two (QP Variable
     Account)

     Hartford Life Insurance Company - Separate Account Two (Variable Account
     "A")

     Hartford Life Insurance Company - Separate Account Two (NQ Variable
     Account)

     Hartford Life Insurance Company - Separate Account Ten

     Hartford Life Insurance Company - Separate Account Three

     Hartford Life Insurance Company - Separate Account Five

     Hartford Life Insurance Company - Separate Account Seven

     Hartford Life Insurance Company - Separate Account Eleven

     Hartford Life Insurance Company - Separate Account Twelve

     Hartford Life and Annuity Insurance Company - Separate Account One

     Hartford Life and Annuity Insurance Company - Separate Account Ten

     Hartford Life and Annuity Insurance Company - Separate Account Three

     Hartford Life and Annuity Insurance Company - Separate Account Five

     Hartford Life and Annuity Insurance Company - Separate Account Six

     Hartford Life and Annuity Insurance Company - Separate Account Seven

     Hart Life Insurance Company - Separate Account One

     Hart Life Insurance Company - Separate Account Two

     American Maturity Life Insurance Company - Separate Account AMLVA

     American Maturity Life Insurance Company - Separate Account One

     Nutmeg Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account One

     Servus Life Insurance Company - Separate Account Two

     (b) Directors and Officers of HSD

                                                               POSITIONS AND OFFICES
NAME                                                             WITH UNDERWRITER
-----------------------------------------------------------------------------------------------------------------
Diana Benken                      Chief Financial Officer and Controller/FINOP
Christopher S. Conner (1)         AML Compliance Officer and Chief Compliance Officer
Kathleen E. Jorens (2)            Vice President, Assistant Treasurer
Robert W. Paiano (2)              Senior Vice President, Treasurer
Cathleen Shine                    Secretary
Diane E. Tatelman                 Vice President
Eamon J. Twomey                   Vice President and Chief Operating Officer
Jane Wolak                        Chairman of the Board, Chief Executive Officer and President, Director

------------

Unless otherwise indicated, the principal business address of each of the above individuals is 200 Hopmeadow Street, Simsbury, CT 07089.

(1)  Address: 1500 Liberty Ridge Dr., Wayne, PA 19087

(2)  Address: One Hartford Plaza, Hartford, CT 06155

ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

     All of the accounts, books, records or other documents required to be kept by Section 31(a) of the Investment Company Act of 1940 and rules thereunder, are maintained by Hartford at 200 Hopmeadow Street, Simsbury, Connecticut 06089.

ITEM 31.  MANAGEMENT SERVICES

     All management contracts are discussed in Part A and Part B of this Registration Statement.

ITEM 32.  UNDERTAKINGS

       (a) The Registrant hereby undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old so long as payments under the variable annuity Contracts may be accepted.

       (b) The Registrant hereby undertakes to include either (1) as part of any application to purchase a Contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

       (c) The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

       (d) Hartford hereby represents that the aggregate fees and charges under the Contract are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Hartford.

The Registrant is relying on the no-action letter issued by the Division of Investment Management to American Counsel of Life Insurance, Ref. No. IP-6-88, November 28, 1988. The Registrant has complied with conditions one through four of the no-action letter.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and duly caused this Registration Statement to be signed on its behalf, in the Town of Simsbury, and State of Connecticut on this 25th day of April, 2013.

HARTFORD LIFE INSURANCE COMPANY -
SEPARATE ACCOUNT THREE
(Registrant)

By:    Beth Bombara                         *By:   /s/ Lisa Proch
       -----------------------------------         -----------------------------------
       Beth Bombara,                               Lisa Proch
       President, Chief Executive Officer          Attorney-In-Fact
       and Chairman of the Board*

HARTFORD LIFE INSURANCE COMPANY
(Depositor)

By:    Beth Bombara
       -----------------------------------
       Beth Bombara,
       President, Chief Executive Officer
       and Chairman of the Board*

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons and in the capacity and on the date indicated.

Beth A. Bombara, President, Chief Executive Officer,
 Chairman of the Board, Director*
Mark J. Niland, Senior Vice President, Director*                   *By:   /s/ Lisa Proch
                                                                          -----------------------------------
Robert W. Paiano, Senior Vice President, Treasurer,                       Lisa Proch
 Director* Attorney-in-Fact                                               Attorney-in-Fact
Peter F. Sannizzaro, Senior Vice President, Chief                  Date:  April 25, 2013
 Accounting Officer, Chief Financial Officer

333-52711

                                     INDEX

      (9)  Opinion and Consent of Lisa Proch, Assistant General Counsel.
     (10)  Consent of Deloitte & Touche LLP.
     (99)  Copy of Power of Attorney.